REGISTRATION NO. 333-160951
                                                      REGISTRATION NO. 811-07659
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               -------------------

                                    FORM N-4



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

Pre-Effective Amendment No.

Post-Effective Amendment No. 12                          [X]

                      AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                              [ ]

Amendment No. 265                                        [X]

                        (Check appropriate box or boxes)

                               -------------------

                            SEPARATE ACCOUNT NO. 49
                                       OF
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                               -------------------


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                               -------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] On May 2, 2011 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

    Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                      NOTE

This Post-Effective Amendment No. 12 ("PEA") to the Form N-4 Registration Statement No. 333-160951 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend the Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein.

Retirement Cornerstone(R) Series


A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2011

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.


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WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?

The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L") and Retirement Cornerstone(R) Series C ("Series C"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs").(+)
For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(SM) contracts, a portion of the withdrawal charge and contract fee are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.


The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

----------------------
(+) The account for special dollar cost averaging is only available with Series B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C and Series CP(R) contracts.

In order to fund certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.


TYPES OF CONTRACTS.  We offer the contracts for use as:

o     A nonqualified annuity ("NQ") for after-tax contributions only.

o     An individual retirement annuity ("IRA"), either traditional IRA or Roth
      IRA.

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

o An annuity that is an investment vehicle for a qualified plan ("QP") (whether defined contribution or defined benefits; transfer contributions only).


Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.


The optional Guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"), (ii) the Return of Principal death benefit; (iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.




THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          e13851
                                                                   (NAT'L-RC 11)

Our variable investment options are subaccounts offered through Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:



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                               VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST                     ALLIANCEBERNSTEIN VARIABLE
o AXA Aggressive Allocation                 PRODUCT SERIES FUND, INC. --
o AXA Moderate Allocation                   CLASS B
o AXA Moderate-Plus Allocation            o AllianceBernstein VPS Balanced
                                            Wealth Strategy
  EQ ADVISORS TRUST                       o AllianceBernstein VPS International
o All Asset Allocation                      Growth
o AXA Balanced Strategy*(1)
o AXA Conservative Growth Strategy*(1)      AMERICAN CENTURY VARIABLE
o AXA Conservative Strategy*(1)             PORTFOLIOS, INC. -- CLASS II
o AXA Growth Strategy(1)                  o American Century VP Large
o AXA Moderate Growth Strategy*(1)          Company Value
o AXA Tactical Manager 400(1)             o American Century VP Mid Cap Value
o AXA Tactical Manager 500(1)
o AXA Tactical Manager 2000(1)              BLACKROCK VARIABLE SERIES FUNDS,
o AXA Tactical Manager International(1)     INC. -- CLASS III
o EQ/AllianceBernstein Dynamic Wealth     o BlackRock Global Allocation
  Strategies                                V.I. Fund
o EQ/AllianceBernstein Small Cap          o BlackRock Large Cap Growth V.I. Fund
  Growth
o EQ/AXA Franklin Small Cap Value Core      FIDELITY(R) VARIABLE INSURANCE
o EQ/BlackRock Basic Value Equity           PRODUCTS FUND -- SERVICE CLASS 2
o EQ/Boston Advisors Equity Income        o Fidelity(R) VIP Asset Manager:
o EQ/Capital Guardian Research              Growth(R)
o EQ/Common Stock Index                   o Fidelity(R) VIP Contrafund(R)
o EQ/Core Bond Index(1)                   o Fidelity(R) VIP Freedom 2015
o EQ/Davis New York Venture               o Fidelity(R) VIP Freedom 2020
o EQ/Equity 500 Index                     o Fidelity(R) VIP Freedom 2025
o EQ/Franklin Core Balanced               o Fidelity(R) VIP Freedom 2030
o EQ/Franklin Templeton Allocation        o Fidelity(R) VIP Mid Cap
o EQ/GAMCO Mergers and Acquisitions       o Fidelity(R) VIP Strategic Income
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS                       FRANKLIN TEMPLETON VARIABLE INSUR-
o EQ/Global Multi-Sector Equity             ANCE PRODUCTS TRUST -- CLASS 2
o EQ/Intermediate Government Bond         o Franklin Income Securities
  Index(1)                                o Franklin Strategic Income Securities
o EQ/International Core PLUS              o Franklin Templeton VIP Founding
o EQ/International ETF                      Funds Allocation
o EQ/International Equity Index(2)        o Mutual Shares Securities
o EQ/International Value PLUS             o Templeton Developing Markets
o EQ/JPMorgan Value Opportunities           Securities
o EQ/Large Cap Growth Index               o Templeton Foreign Securities
o EQ/Large Cap Growth PLUS                o Templeton Global Bond Securities
o EQ/Large Cap Value Index                o Templeton Growth Securities
o EQ/Large Cap Value PLUS
o EQ/MFS International Growth(2)            GOLDMAN SACHS VARIABLE INSURANCE
o EQ/Mid Cap Index                          TRUST -- SERVICE SHARES
o EQ/Mid Cap Value PLUS                   o Goldman Sachs VIT Mid Cap Value
o EQ/Money Market
o EQ/Montag & Caldwell Growth               IVY FUNDS VARIABLE INSURANCE
o EQ/Morgan Stanley Mid Cap Growth          PORTFOLIOS
o EQ/Mutual Large Cap Equity              o Ivy Funds VIP Asset Strategy
o EQ/Oppenheimer Global                   o Ivy Funds VIP Dividend Opportunities
o EQ/PIMCO Ultra Short Bond               o Ivy Funds VIP Energy
                                          o Ivy Funds VIP Global Natural
o EQ/Small Company Index                    Resources
o EQ/T. Rowe Price Growth Stock           o Ivy Funds VIP High Income
o EQ/Templeton Global Equity              o Ivy Funds VIP Mid Cap Growth
o EQ/Van Kampen Comstock                  o Ivy Funds VIP Science & Technology
o EQ/Wells Fargo Omega Growth             o Ivy Funds VIP Small Cap Growth
  AIM VARIABLE INSURANCE FUNDS              LAZARD RETIREMENT SERIES, INC. --
  (INVESCO VARIABLE INSURANCE FUNDS)        SERVICE SHARES
  -- SERIES II                            o Lazard Retirement Emerging Markets
o Invesco V.I. Dividend Growth(3)           Equity
o Invesco V.I. Global Real Estate
o Invesco V.I. High Yield                   LORD ABBETT SERIES
o Invesco V.I. International Growth       o Lord Abbett Bond Debenture
o Invesco V.I. Leisure                    o Lord Abbett Classic Stock
o Invesco V.I. Mid Cap Core Equity        o Lord Abbett Growth Opportunities
o Invesco V.I. Small Cap Equity
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
  MFS(R) VARIABLE INSURANCE TRUSTS --         PROFUNDS VP
  SERVICE CLASS                             o ProFund VP Biotechnology
o MFS(R) International Value
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series               RYDEX VARIABLE TRUST
o MFS(R) Technology                         o Rydex|SGI VT Alternative
o MFS(R) Utilities Series                     Strategies Allocation
                                            o Rydex|SGI VT Managed Futures
  PIMCO VARIABLE INSURANCE TRUST --           Strategy
  ADVISOR CLASS
o PIMCO VIT CommodityRealReturn(R)            T. ROWE PRICE EQUITY SERIES, INC.
  Strategy                                  o T.Rowe Price Health Sciences
o PIMCO VIT Emerging Markets Bond             Portfolio II
o PIMCO VIT Real Return Strategy
o PIMCO VIT Total Return                    VAN ECK VIP TRUST -- S CLASS
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*     The "AXA Strategic Allocation Portfolios"


(1) This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(2) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

(3) This variable investment option will become available on or about May 20, 2011. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for more information about this variable investment option.


Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

                                         Contents of this Prospectus



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Definitions of key terms                                                       4

Who is AXA Equitable?                                                          7
How to reach us                                                                8

Retirement Cornerstone(R) Series at a glance -- key features                  10



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FEE TABLE                                                                     14
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Examples                                                                      15
Condensed financial information                                               18


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1. CONTRACT FEATURES AND BENEFITS                                             19
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How you can purchase and contribute to your contract                          19
Owner and annuitant requirements                                              38
How you can make your contributions                                           38
What are your investment options under the contract?                          39
Portfolios of the Trusts                                                      41
Allocating your contributions                                                 50
Dollar cost averaging                                                         52

Credits (for Series CP(R) contracts)                                          55

Guaranteed income benefit                                                     56
Death benefit                                                                 64
Guaranteed minimum death benefits                                             64

Series CP(R) Credits and your Guaranteed benefit bases                        69

How withdrawals affect your Guaranteed benefits                               69
Dropping or changing your Guaranteed benefits                                 70
Inherited IRA beneficiary continuation contract                               70
Your right to cancel within a certain number of days                          72


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2. DETERMINING YOUR CONTRACT'S VALUE                                          73
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Your account value and cash value                                             73
Your contract's value in the variable investment options                      73
Your contract's value in the guaranteed interest option                       73
Your contract's value in the account for special dollar cost averaging        73
Effect of your account values falling to zero                                 73


----------------------------
"We,""our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.


                                                  CONTENTS OF THIS PROSPECTUS  2

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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                           75
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Transferring your account value                                               75
Disruptive transfer activity                                                  76
Rebalancing among your Investment Performance variable
  investment options and guaranteed interest option                           77


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                       79
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Withdrawing your account value                                                79
How withdrawals are taken from your Total account value                       82
Withdrawals treated as surrenders                                             83
Surrendering your contract to receive its cash value                          83
When to expect payments                                                       83
Your annuity payout options                                                   83


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5. CHARGES AND EXPENSES                                                       86
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Charges that AXA Equitable deducts                                            86
Charges that the Trusts deduct                                                89
Group or sponsored arrangements                                               89
Other distribution arrangements                                               90


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                   91
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Your beneficiary and payment of benefit                                       91
Non-spousal joint owner contract continuation                                 92
Spousal continuation                                                          92
Beneficiary continuation option                                               93


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7. TAX INFORMATION                                                            95
--------------------------------------------------------------------------------
Overview                                                                      95
Contracts that fund a retirement arrangement                                  95
Transfers among investment options                                            95
Taxation of nonqualified annuities                                            95
Individual retirement arrangements (IRAs)                                     97
Traditional individual retirement annuities (traditional IRAs)                98
Roth individual retirement annuities (Roth IRAs)                             102
Federal and state income tax withholding and information reporting           105
Special rules for contracts funding qualified plans                          105
Impact of taxes to AXA Equitable                                             105


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8. MORE INFORMATION                                                          106
--------------------------------------------------------------------------------
About Separate Account No. 49                                                106
About the Trusts                                                             106
About the general account                                                    106
About other methods of payment                                               107
Dates and prices at which contract events occur                              107
About your voting rights                                                     108
Misstatement of age                                                          108
Statutory compliance                                                         108
About legal proceedings                                                      108
Financial statements                                                         108
Transfers of ownership, collateral assignments, loans and borrowing          109
About Custodial IRAs                                                         109
How divorce may affect your Guaranteed benefits                              109
Distribution of the contracts                                                109


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APPENDICES
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      I --   Dropping or changing your Guaranteed benefits                   I-1
     II --   Purchase considerations for QP contracts                       II-1
    III --   Guaranteed benefit base examples                              III-1
     IV --   Hypothetical illustrations                                     IV-1
      V --   State contract availability and/or variations of                V-1
             certain features and benefits
     VI --   Examples of Automatic payment plans                            VI-1
    VII --   Examples of how withdrawals affect your Guar-                 VII-1
             anteed benefit bases


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STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
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3  CONTENTS OF THIS PROSPECTUS

Definitions of key terms



--------------------------------------------------------------------------------

ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have ever taken a withdrawal from your Protection with Investment Performance account.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protection with Investment Performance account value without reducing your GIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GIB benefit base as of the most recent contract date anniversary.


ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.


AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.


CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less (i) the total amount or a pro-rata portion of the annual administrative charge, as well as any Guaranteed benefit charges; and (ii) any applicable withdrawal charges.


CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CREDIT -- An amount credited to your account value at the same time we allocate your contribution. The amount of the credit is either 4% or 5% of each contribution based on total first year contributions.

CUSTOMIZED PAYMENT PLAN -- For contracts with GIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

CUSTOM SELECTION RULES -- The "Custom Selection Rules" are rules for the allocation of contributions and for transfers to, and transfers among, the Protection with Investment Performance account. These rules require that allocations be made according to certain categories and investment option limits.


DEFERRAL BONUS ROLL-UP RATE -- The "Deferral bonus Roll-up rate" is used to calculate amounts credited to your GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protection with Investment Performance account.


EXCESS WITHDRAWAL -- For contracts with the GIB, an "Excess withdrawal" is the portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protection with Investment Performance account in that same contract year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. This is your "Free look" right under the contract.

GIB BENEFIT BASE -- The GIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GIB payments. Your GIB benefit base is created and increased by allocations and transfers to your Protection with Investment Performance account. The GIB benefit base is not an account value or cash value. The GIB benefit base is also used to calculate the charge for the GIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment Performance variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED INCOME BENEFIT ("GIB") -- The GIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GIB payments". The GIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the highest value of your Protection with Investment Performance account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Investment Performance account value" is the total value in: (i) the Investment


                                                     DEFINITIONS OF KEY TERMS  4

Performance variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in a Special DCA program that are designated for future transfers to the Investment Performance variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment Performance account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA  -- Individual retirement annuity contract, either traditional IRA or Roth
IRA.

IRS  -- Internal Revenue Service

LIFETIME GIB PAYMENTS -- For contracts with the GIB, "Lifetime GIB payments" are generally annual lifetime payments that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. Lifetime GIB payments will begin at the earliest of: (i) the next contract year following the date the Protection with Investment Performance account goes to zero (except as the result of an Excess withdrawal), (ii) the contract date anniversary following your 95th birthday, and (iii) your contract's maturity date.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT  -- Nonqualified annuity contract

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Protection with Investment Performance account value" is the total value in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options.


QP CONTRACT  -- An annuity that is an investment vehicle for a qualified plan.


RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protection with Investment Performance account value only. The benefit is calculated using the amounts of contributions and transfers to the Protection with Investment Performance account, adjusted for withdrawals. There is no additional charge for this death benefit.

SAI  -- Statement of Additional Information

SEC  -- Securities and Exchange Commission

SPECIAL DCA PROGRAMS -- We use the term "Special DCA Programs" to collectively refer to our special dollar cost averaging program and special money market dollar cost averaging program.

SPECIAL DOLLAR COST AVERAGING -- Our "Special dollar cost averaging program" allows for systematic transfers of amounts in the account for special dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option. The account for special dollar cost averaging is part of our general account.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment Performance account variable investment options and the Guaranteed interest option automatically transferred to your Protection with Investment Performance variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protection with Investment Performance account value and (ii) your Investment Performance account value.

5  DEFINITIONS OF KEY TERMS

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.


--------------------------------------------------------------------------------
 PROSPECTUS                               CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
 Total account value                      Annuity Account Value

 Unit                                     Accumulation Unit

 Guaranteed minimum death benefit         Guaranteed death benefit


 Protection with Investment Performance   Protection with Investment Performance
 variable investment options and          Account Value
 contribution Special DCA program
 designated for future transfers to
 the Protection with Investment
 Performance variable investment options

 Investment Performance variable          Investment Performance Account Value
 investment options, the guaranteed
 interest option and contributions to a
 Special DCA program designated for future
 transfers to the Investment
 Performance variable investment options
--------------------------------------------------------------------------------



                                                      DEFINITIONS OF KEY TERMS 6

                                         Who is AXA Equitable?



--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


7  WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1577
     Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

     Retirement Service Solutions
     P.O. Box 1547
     Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

     Retirement Service Solutions
     500 Plaza Drive, 6th Floor
     Secaucus, NJ 07094


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions and certain non- financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current Total account value, Protection with Investment Performance account value, and Investment Performance account value;

o     your current allocation percentages;

o     the number of units you have in the variable investment options;

o     the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

o     elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program of your Investment Performance account value (through Online Account Access only) (when available);

o request a quote of your Annual withdrawal amount (through Online Account Access) (when available);

o     change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o     access Frequently Asked Questions and Service Forms (not available through
      TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                                                        WHO IS AXA EQUITABLE?  8

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)   authorization for telephone transfers by your financial professional;

(2)   conversion of a traditional IRA to a Roth IRA contract;

(3)   election of the automatic investment program;


(4)   tax withholding elections (see withdrawal request form);


(5)   election of the Beneficiary continuation option;

(6)   IRA contribution recharacterizations;

(7)   Section 1035 exchanges;

(8)   direct transfers and specified direct rollovers;

(9) requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit);

(10)  death claims;

(11)  change in ownership (NQ only, if available under your contract);

(12)  purchase by, or change of ownership to, a non-natural owner;

(13) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(14)  requests to drop or change your Guaranteed benefits;

(15)  requests to collaterally assign your NQ contract;


(16) requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);

(17)  requests to enroll in or cancel the Systematic transfer program; and

(18)  withdrawal requests (starting on or about August 8, 2011).


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)   beneficiary changes;


(2)   contract surrender;


(3)   general dollar cost averaging;

(4)   special dollar cost averaging (if available);

(5)   special money market dollar cost averaging (if available); and

(6)   Investment simplifier.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)   automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)   special dollar cost averaging (if available);

(4)   special money market dollar cost averaging (if available);

(5)   substantially equal withdrawals;

(6)   systematic withdrawals; and

(7)   the date annuity payments are to begin.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1) opt out of an automatic reset of your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit) that is subject to an increase in a charge.

                      ----------------------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


9  WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) Series at a glance -- key features




--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
FOUR CONTRACT SERIES      This Prospectus describes four series of the Retirement Cornerstone(R) contract -- Series B, Series CP(R),
                          Series L, and Series C (together "the Retirement Cornerstone(R) Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.

                          Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses" later in this Prospectus.

                          Each series is subject to different contribution rules, which are described in "Contribution amounts"
                          later in this section and in "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.

                          The chart below shows the availability of key features under each series of the contract.

                                                         SERIES B           SERIES CP(R)      SERIES L           SERIES C
------------------------------------------------------------------------------------------------------------------------------------
                          Special dollar cost            Yes                No                Yes                No
                          averaging
------------------------------------------------------------------------------------------------------------------------------------
                          Special money market           No                 Yes               No                 Yes
                          dollar cost averaging
------------------------------------------------------------------------------------------------------------------------------------
                          Credits                        No                 Yes               No                 No

                          Throughout the Prospectus, any differences among the contract series are identified.

                          You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
------------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   The Retirement Cornerstone(R) Series' variable investment options invest in different Portfolios managed
MANAGEMENT                by professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST       o  Principal and interest guarantees.
OPTION                    o  Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES            o  No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                          ----------------------------------------------------------------------------------------------------------
                          o  No tax on transfers among investment options inside the contract.
                          ----------------------------------------------------------------------------------------------------------
                          If you are purchasing or contributing to an annuity contract which is an Individual Retirement Annuity
                          (IRA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's Guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------


                 RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES 10

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments"), which will begin automatically at the earliest of: (i) the next contract year following the date your
                          Protection with Investment Performance account value falls to zero, except as the result of a withdrawal in excess of your Annual withdrawal amount ("Excess withdrawal"); (ii) the contract date anniversary following your 95th birthday; and (iii) your contract's maturity date. Lifetime GIB payments can be on a single or joint life basis. YOUR LIFETIME GIB PAYMENTS ARE CALCULATED BY APPLYING A PERCENTAGE
                          (WHICH IS BASED ON AGE 95 (OR THE AGE OF A YOUNGER JOINT LIFE, IF APPLICABLE) OR YOUR AGE AT THE TIME YOUR
                          PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT GOES TO ZERO OR CONTRACT MATURITY) TO YOUR GIB BENEFIT
                          BASE. YOUR GIB BENEFIT BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE
                          ACCOUNT. THE INVESTMENT OPTIONS AVAILABLE TO FUND YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT ARE
                          LIMITED. SEE "GIB BENEFIT BASE" IN "CONTRACTS FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.

                          AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE TO ZERO WILL
                          CAUSE YOUR GIB TO TERMINATE. EVEN IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GIB TO TERMINATE, IT CAN
                          GREATLY REDUCE YOUR GIB BENEFIT BASE AND THE VALUE OF YOUR BENEFIT. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, and prior to the beginning of your Lifetime GIB payments, you can take your Annual withdrawal amount without reducing your GIB benefit base.

                          The GIB is issued with all eligible contracts unless you opt out at the time you apply for your Retirement
                          Cornerstone(R) contract. See "Lifetime GIB payments" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus. ANY AMOUNTS YOU WISH TO BE
                          CREDITED TOWARD YOUR GIB MUST BE ALLOCATED TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE
                          INVESTMENT OPTIONS. AMOUNTS INVESTED IN THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT
                          OPTIONS MUST BE ALLOCATED IN ACCORDANCE WITH CERTAIN INVESTMENT RESTRICTIONS.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM        o  Return of Principal death benefit
DEATH BENEFITS ("GMDBS")
                          o  Highest Anniversary Value death benefit

                          o  "Greater of" death benefit

                          The GMDBs are funded through contributions and transfers to the Protection with Investment Performance account.

                          All three GMDBs are available in combination with the GIB. The Return of Principal death benefit and the
                          Highest Anniversary Value death benefit are available without the GIB. However, the "Greater of" death benefit can only be selected in combination with the GIB. If you do not select either the Highest
                          Anniversary Value death benefit or the "Greater of" death benefit, the Return of Principal death benefit will automatically be issued with all eligible contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "How you can purchase and contribute to your contract" in "Contract features and benefits."

                          The death benefit in connection with your Investment Performance account value is equal to your Investment
                          Performance account value as of the day we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for method of payment, and any required information and forms necessary to effect payment.
------------------------------------------------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR You have the option to drop or change your Guaranteed benefits subject to our rules. IN SOME CASES, YOU
GUARANTEED BENEFITS       MAY HAVE TO WAIT A SPECIFIED TIME PERIOD IN ORDER TO DROP YOUR BENEFITS. Please see "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as Appendix I, for more information.
------------------------------------------------------------------------------------------------------------------------------------



11 RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS      The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information, including important limitations on contributions.

                                                         SERIES B           SERIES CP(R)      SERIES L           SERIES C
                          ----------------------------------------------------------------------------------------------------------
                          NQ                             $5,000 ($500)(1)   $10,000 ($500)(1) $10,000 ($500)(1)  $25,000 ($500)(1)
                          ----------------------------------------------------------------------------------------------------------
                          Traditional or Roth IRA        $5,000 ($50)(1)    $10,000 ($50)(1)  $10,000 ($50)(1)   $25,000 ($50)(1)
                          ----------------------------------------------------------------------------------------------------------
                          Inherited IRA Beneficiary      $5,000 ($1,000)    n/a               $10,000 ($1,000)   $25,000 ($1,000)
                          continuation contract (tradi-
                          tional IRA or Roth IRA)
                          ("Inherited IRA")
                          ----------------------------------------------------------------------------------------------------------
                          QP                             $5,000 ($500)      $10,000 ($500)    $10,000 ($500)     n/a
                          ----------------------------------------------------------------------------------------------------------
                          (1) $100 monthly and $300 quarterly under our automatic investment program.

                          o  Maximum contribution limitations apply to all contracts. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
                          ----------------------------------------------------------------------------------------------------------
                          Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to: (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options
                          (including the Protection with Investment Performance variable investment options) and to limit the number of variable investment options which you may select.
------------------------------------------------------------------------------------------------------------------------------------
CREDIT                    You allocate your contributions among the available investment options. We allocate a Credit to the
(SERIES CP(R)             corresponding investment options at the same time. The Credit will apply to subsequent contribution
CONTRACTS ONLY)           amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of
                          Credit is either 4% or 5% of each contribution, depending on certain factors. The Credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      o  Partial withdrawals
                          o  Several options for withdrawals on a periodic basis
                          o  Contract surrender
                          o  Maximum payment plan (only under contracts with GIB)
                          o  Customized payment plan (only under contracts with GIB)

                          Any income you receive may be subject to tax; also may be subject to an additional 10% income tax penalty unless you are age 59-1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed benefits you have funded.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS            o  Fixed annuity payout options
                          o  Other payout options through other contracts
------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT VALUES            INVESTMENT PERFORMANCE BENEFIT ACCOUNT VALUE
                          o  Investment Performance variable investment options

                          o  Guaranteed interest option

                          o  Amounts in a Special DCA program designated for future transfers to Investment Performance variable investment options or the guaranteed interest option

                          PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE
                          o  Protection with Investment Performance variable investment options

                          o  Amounts in a Special DCA program designated for future transfers to Protection with Investment
                             Performance variable investment options
------------------------------------------------------------------------------------------------------------------------------------



                 RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES 12

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES       o  Dollar cost averaging programs

                          o  Automatic investment program

                          o  Automatic quarterly rebalancing (for the Protection with Investment Performance variable investment options)

                          o  Optional rebalancing (for amounts in the Investment Performance variable investment options and guaranteed interest option)

                          o  Systematic transfer program (four options for transfers from the Investment Performance account to the
                             Protection with Investment Performance account)

                          o  Transfers among investment options at no charge (subject to limitations)

                          o  Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home (all contracts except Series C)

                          o  Option to drop or change your Guaranteed benefits after issue, subject to our rules. Please see
                             "Dropping or changing your Guaranteed benefits" in "Contract features and benefits," as well as
                             Appendix I, for more information.

                          o  Spousal continuation

                          o  Beneficiary continuation option

                          o Automatic resets of your GIB benefit base and Roll-up to age 85 benefit base (used to calculate your
                            "Greater of" death benefit)
------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES       Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT    Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" for
ISSUE AGES             owner and annuitant issue ages applicable to your contract.
------------------------------------------------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL   To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract.
                       If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
------------------------------------------------------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX V LATER IN THIS PROSPECTUS.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


13 RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

Fee table


--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals or transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)


------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-              SERIES B    SERIES CP(R)  SERIES L  SERIES C
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(2)           7.00%       8.00%(6)      8.00%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Charge for each additional transfer in excess of 12 transfers per contract year:(3)
                                                                                              Maximum Charge: $35
                                                                                              Current Charge: $0
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.


------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(4)
  If your account value on a contract date anniversary
  is less than $  50,000(5)                               $30

  If your account value on a contract date anniversary
  is $50,000 or more                                      $ 0
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (6):                     SERIES B     SERIES CP(R)     SERIES L     SERIES C
Operations                                                0.80%        0.95%            1.10%        1.10%
Administration                                            0.30%        0.35%            0.30%        0.25%
Distribution                                              0.20%        0.25%            0.25%        0.35%
                                                          ----         ----             ----         ----
Total separate account annual expenses ("Contract fee")   1.30%        1.55%            1.65%        1.70%
------------------------------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING OPTIONAL BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a
percentage of the applicable benefit base.(7) Deducted
annually(8) on each contract date anniversary for which
the benefit is in effect.)

  Return of Principal death benefit                       No Charge

  Highest Anniversary Value death benefit                 0.25% (current and maximum)
------------------------------------------------------------------------------------------------------------------------------------
"Greater of" death benefit
  Maximum Charge (if the Roll-up to age 85 benefit base
  resets, we reserve the right to increase your charge
  up to):                                                 1.10%

  Current Charge:                                         0.95%
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a percentage of the GIB benefit base(7). Deducted annually(8) on each contract date anni-
versary for which the benefit is in effect.)

  Maximum Charge (if the GIB benefit base resets, we reserve the right
  to increase your charge up to):                                          1.25%

  Current Charge:                                                          0.95%
------------------------------------------------------------------------------------------------------------------------------------











                                                                    FEE TABLE 14

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.




------------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are deducted from     Lowest     Highest
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other      -----      ------
expenses)(9)                                                                            0.37%       2.19%
------------------------------------------------------------------------------------------------------------------------------------


Notes:

(1) The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.


(2) Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable: The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

          Contract Year         Series B     Series CP(R)     Series L
          -------------         --------     ------------     ---------
          1..................      7.00%            8.00%         8.00%
          2..................      7.00%            8.00%         7.00%
          3..................      6.00%            7.00%         6.00%
          4..................      6.00%            6.00%         5.00%
          5..................      5.00%            5.00%         0.00%
          6..................      3.00%            4.00%         0.00%
          7..................      1.00%            3.00%         0.00%
          8..................      0.00%            2.00%         0.00%
          9..................      0.00%            1.00%         0.00%
          10+................      0.00%            0.00%         0.00%


(3) Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(4) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro-rata portion of the administrative charge for that year.

(5) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.


(6) In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the contract fee and the withdrawal charge compensate us for the expense associated with the Credit.

(7) The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for transfers to the Protection with Investment Performance variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base and the investment performance of the Protection with Investment Performance account may result in a "benefit base" that is significantly different from your total contributions or future transfers to, or account value in, the Protection with Investment Performance account. See "Guaranteed minimum death benefits" and "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus.


(8) If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro-rata portion of the charge for that year.


(9) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying Portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Rydex|SGI VT Managed Futures Strategy Fund.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.013%; Series CP(R): 0.010%; Series L: 0.008%; and Series C: 0.008%. As discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protection with Investment Performance account.



15 FEE TABLE

In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GIB benefit base and "Greater of" death benefit base. Since the charges for the GIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits."


Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the Special DCA programs.


The example assumes that you invest $10,000 in the Protection with Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protection with Investment Performance variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The Protection with Investment Performance variable investment options with the maximum and minimum underlying Portfolio fees and expenses are AXA Tactical Manager 400 and EQ/Core Bond Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                                                     APPLICABLE TIME PERIOD, AND SELECT A NON-LIFE
                                             IF YOU SURRENDER YOUR CONTRACT AT THE        CONTINGENT PERIOD CERTAIN ANNUITY
                                                END OF THE APPLICABLE TIME PERIOD         OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,170    $2,063    $3,032    $5,597       N/A    $2,063    $3,032    $5,597
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,119    $1,911    $2,785    $5,141       N/A    $1,911    $2,785    $5,141
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES B
------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                             THE END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $470     $1,463    $2,532    $5,597
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $419     $1,311    $2,285    $5,141
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES CP(R)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                                                     APPLICABLE TIME PERIOD, AND SELECT A NON-LIFE
                                             IF YOU SURRENDER YOUR CONTRACT AT THE        CONTINGENT PERIOD CERTAIN ANNUITY
                                                END OF THE APPLICABLE TIME PERIOD         OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of   $1,308    $2,274    $3,215    $5,946       N/A    $2,274    $3,215    $5,946
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of   $1,254    $2,117    $2,961    $5,481       N/A    $2,117    $2,961    $5,481
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES CP(R)
------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                             THE END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of   $508     $1,574    $2,715    $5,946
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of   $454     $1,417    $2,461    $5,481
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES L
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                                                     APPLICABLE TIME PERIOD, AND SELECT A NON-LIFE
                                             IF YOU SURRENDER YOUR CONTRACT AT THE        CONTINGENT PERIOD CERTAIN ANNUITY
                                                END OF THE APPLICABLE TIME PERIOD         OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of   $1,306    $2,168    $2,702    $5,904       N/A    $2,168    $2,702    $5,904
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of   $1,255    $2,018    $2,459    $5,464       N/A    $2,018    $2,459    $5,464
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES L
------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                             THE END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of   $506     $1,568    $2,702    $5,904
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of   $455     $1,418    $2,459    $5,464
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



                                                                    FEE TABLE 16

------------------------------------------------------------------------------------------------------------------------------------
                                                         SERIES C
------------------------------------------------------------------------------------------------------------------------------------
                                             IF YOU SURRENDER OR DO NOT SURRENDER
                                            YOUR CONTRACT AT THE END OF THE APPLI-    IF YOU ANNUITIZE AT THE END OF THE
                                                       CABLE TIME PERIOD                    APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of     N/A    $1,584    $2,727    $5,948     $512     $1,584    $2,727    $5,948
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of     N/A    $1,434    $2,484    $5,510     $460     $1,434    $2,484    $5,510
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge calculated as a percentage of contract value, as follows: Series B: 0.013%; Series CP(R):
0.010%; Series L: 0.008%; and Series C: 0.008%.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge and any applicable withdrawal charge do apply to amounts allocated to the guaranteed interest option and the Special DCA programs.


The example assumes that you invest $10,000 in the Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment Performance variable investment options set forth in the previous charts. The Investment Performance variable investment options with the maximum and minimum underlying Portfolio fees and expenses are Rydex|SGI VT Managed Futures Strategy and EQ/Equity 500 Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                                                     APPLICABLE TIME PERIOD, AND SELECT A NON-LIFE
                                             IF YOU SURRENDER YOUR CONTRACT AT THE        CONTINGENT PERIOD CERTAIN ANNUITY
                                                END OF THE APPLICABLE TIME PERIOD         OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of   $1,068    $1,718    $2,388    $3,904       N/A    $1,718    $2,388    $3,904
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of   $  877    $1,147    $1,442    $2,047       N/A    $1,147    $1,442    $2,047
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES B
------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                             THE END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of   $368     $1,118    $1,888    $3,904
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of   $177     $  547    $  942    $2,047
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES CP(R)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                                                     APPLICABLE TIME PERIOD, AND SELECT A NON-LIFE
                                             IF YOU SURRENDER YOUR CONTRACT AT THE        CONTINGENT PERIOD CERTAIN ANNUITY
                                                END OF THE APPLICABLE TIME PERIOD         OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of   $1,209    $1,941    $2,591    $4,296       N/A    $1,941    $2,591    $4,296
    any of the Portfolios
(b) assuming minimum fees and expenses of   $1,011    $1,351    $1,618    $2,413       N/A    $1,351    $1,618    $2,413
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES CP(R)
------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                             THE END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of   $409     $1,241    $2,091    $4,296
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of   $211     $  651    $1,118    $2,413
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES L
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       IF YOU ANNUITIZE AT THE END OF THE
                                                                                     APPLICABLE TIME PERIOD, AND SELECT A NON-LIFE
                                             IF YOU SURRENDER YOUR CONTRACT AT THE        CONTINGENT PERIOD CERTAIN ANNUITY
                                                END OF THE APPLICABLE TIME PERIOD         OPTION WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of    $1,204    $1,824    $2,059    $4,219     N/A      $1,824    $2,059    $4,219
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of    $1,013    $1,257    $1,128    $2,426     N/A      $1,257    $1,128    $2,426
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          SERIES L
------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                             THE END OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of    $404     $1,224    $2,059    $4,219
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of    $213     $  657    $1,128    $2,426
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



17 FEE TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                         SERIES C
------------------------------------------------------------------------------------------------------------------------------------
                                             IF YOU SURRENDER OR DO NOT SURRENDER
                                            YOUR CONTRACT AT THE END OF THE APPLI-    IF YOU ANNUITIZE AT THE END OF THE
                                                       CABLE TIME PERIOD                    APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a) assuming maximum fees and expenses of    N/A     $1,239    $2,084    $4,264      $409     $1,239    $2,084    $4,264
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b) assuming minimum fees and expenses of    N/A     $  673    $1,154    $2,480      $218     $  673    $1,154    $2,480
    any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION


Because the contracts offered by this Prospectus had not yet been sold as of December 31, 2010, no class of accumulation units have yet been derived from the contracts offered by this Prospectus.



                                                                    FEE TABLE 18

1. CONTRACT FEATURES AND BENEFITS


--------------------------------------------------------------------------------
HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The following tables summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------


We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of the contracts, see Appendix V later in this Prospectus.


You may not contribute or transfer more than $1,500,000 to your Protection with Investment Performance variable investment options and a Special DCA program with amounts designated for the Protection with Investment Performance variable investment options.


Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a new Special DCA program. You may, however, be able to continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account. Scheduled transfers from an existing Special DCA program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------
Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:


o Change our contribution requirements and limitations and our transfer rules, including to:

      -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

      -- discontinue the acceptance of subsequent contributions to the contract;

      -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

      -- discontinue the acceptance of subsequent contributions and/or transfers into the Protection with Investment Performance variable investment options.

o Default certain contributions and transfers designated for a Protection with Investment Performance variable investment option(s) to the corresponding Investment Performance variable investment option(s), which invests in the same underlying Portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

o Further limit the number of variable investment options you may invest in at any one time.

o     Limit or terminate new contributions or transfers to an investment option.


WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.



19 CONTRACT FEATURES AND BENEFITS

                                    SERIES B

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ              0-85                    $5,000 (initial)                o  After-tax money.         o   You may make subse-
                                                                                                        quent contributions to
                                        $500 (if subsequent contribu-   o  Paid to us by check or       your Protection with
                                        tions are permitted)               transfer of contract value   Investment Performance
                                                                           in a tax-deferred            account until attained
                                        $100 monthly and $300              exchange under Section       age 75, or if later, the
                                        quarterly under the automatic      1035 of the Internal         first contract date
                                        investment program (if subse-      Revenue Code.                anniversary. However, once
                                        quent contributions are                                         you make a withdrawal
                                        permitted)                                                      from your Protection
                                                                                                        with Investment Perfor-
                                                                                                        mance account,
                                                                                                        subsequent contributions
                                                                                                        to your Protection with
                                                                                                        Investment Performance
                                                                                                        account will no longer
                                                                                                        be permitted.

                                                                                                    o   You may make subsequent
                                                                                                        contributions to your
                                                                                                        Investment Performance
                                                                                                        account until the later
                                                                                                        of attained age 86 or the
                                                                                                        first contract date
                                                                                                        anniversary.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 20

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional IRA 20-85                   $5,000 (initial)                o Eligible rollover         o You may make subse-
                                                                          distributions from 403(b)   quent contributions to
                                        $50 (if subsequent contribu-      plans, qualified plans      your Protection with
                                        tions are permitted)              and governmental employer   Investment Performance
                                                                          457(b) plans.               account until attained
                                        $100 monthly and $300                                         age 75, or if later, the
                                        quarterly under the automatic   o Rollovers from another      first contract date anni-
                                        investment program (if subse-     traditional individual      versary. However, once
                                        quent contributions are           retirement arrangement.     you make a withdrawal
                                        permitted)                                                    from your Protection
                                                                        o Direct custodian-to-        with Investment Perfor-
                                                                          custodian transfers from    mance account,
                                                                          another traditional indi-   subsequent contributions
                                                                          vidual retirement           to your Protection with
                                                                          arrangement.                Investment Performance
                                                                                                      account will no longer
                                                                        o Regular IRA contribu-       be permitted.
                                                                          tions.
                                                                                                    o You may make subse-
                                                                        o Additional catch-up con-    quent contributions to
                                                                          tributions.                 your Investment Perfor-
                                                                                                      mance account until the
                                                                                                      later of attained age 86
                                                                                                      or the first contract date
                                                                                                      anniversary.

                                                                                                    o Contributions made after
                                                                                                      age 70-1/2 must be net of
                                                                                                      required minimum distri-
                                                                                                      butions; you also cannot
                                                                                                      make regular IRA contri-
                                                                                                      butions after age 70-1/2.

                                                                                                    o Although we accept
                                                                                                      regular IRA contributions
                                                                                                      (limited to $5,000 per
                                                                                                      calendar year) under
                                                                                                      traditional IRA contracts,
                                                                                                      we intend that the con-
                                                                                                      tract be used primarily
                                                                                                      for rollover and direct
                                                                                                      transfer contributions.

                                                                                                    o Subsequent catch-up
                                                                                                      contributions of up to
                                                                                                      $1,000 per calendar year
                                                                                                      where the owner is at
                                                                                                      least age 50 but under
                                                                                                      age 70-1/2 at any time
                                                                                                      during the calendar year
                                                                                                      for which the contribu-
                                                                                                      tion is made.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


21 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-85                   $5,000 (initial)                o Rollovers from another    o You may make subse-
                                                                          Roth IRA.                   quent contributions to
                                        $50 (if subsequent contribu-                                  your Protection with
                                        tions are permitted)            o Rollovers from a "desig-    Investment Performance
                                                                          nated Roth contribution     account until attained
                                        $100 monthly and $300             account" under speci-       age 75, or if later, the
                                        quarterly under the automatic     fied retirement plans.      first contract date anni-
                                        investment program (if subse-                                 versary. However, once
                                        quent contributions are         o Conversion rollovers        you make a withdrawal
                                        permitted)                        from a traditional IRA or   from your Protection
                                                                          other eligible retirement   with Investment Perfor-
                                                                          plan.                       mance account,
                                                                                                      subsequent contributions
                                                                        o Direct custodian-to-        to your Protection with
                                                                          custodian transfers from    Investment Performance
                                                                          another Roth IRA.           account will no longer
                                                                                                      be permitted.
                                                                        o Regular Roth IRA contri-
                                                                          butions.                  o You may make subse-
                                                                                                      quent contributions to
                                                                        o Additional catch-up con-    your Investment Perfor-
                                                                          tributions.                 mance account until the
                                                                                                      later of attained age 86
                                                                                                      or the first contract date
                                                                                                      anniversary.

                                                                                                    o Conversion rollovers
                                                                                                      after age 70-1/2 must be
                                                                                                      net of required minimum
                                                                                                      distributions for the tra-
                                                                                                      ditional IRA or other
                                                                                                      eligible retirement plan
                                                                                                      that is the source of the
                                                                                                      conversion rollover.

                                                                                                    o Although we accept
                                                                                                      Roth IRA contributions
                                                                                                      (limited to $5,000 per
                                                                                                      calendar year) under
                                                                                                      Roth IRA contracts, we
                                                                                                      intend that the contract
                                                                                                      be used primarily for
                                                                                                      rollover and direct trans-
                                                                                                      fer contributions.

                                                                                                    o Subsequent catch-up
                                                                                                      contributions of up to
                                                                                                      $1,000 per calendar year
                                                                                                      where the owner is at
                                                                                                      least 50 at any time
                                                                                                      during the calendar year
                                                                                                      for which the contribu-
                                                                                                      tion is made.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 22

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA   0-70                    $5,000 (initial)                o Direct custodian-to-      o Any subsequent contri-
Beneficiary                                                               custodian transfers of      butions must be from
continuation                            $1,000 (if subsequent contri-     your interest as a death    the same type of IRA of
contract                                butions are permitted)            beneficiary of the          the same deceased
(traditional                                                              deceased owner's tradi-     owner.
IRA or Roth IRA)                                                          tional individual
                                                                          retirement arrangement    o You may make subse-
                                                                          or Roth IRA to an IRA of    quent contributions to
                                                                          the same type.              your Protection with
                                                                                                      Investment Performance
                                                                        o Non-spousal beneficiary     account until attained
                                                                          direct rollover contribu-   age 75, or if later, the
                                                                          tions may be made to an     first contract date anni-
                                                                          Inherited IRA contract      versary. However, once
                                                                          under specified circum-     you make a withdrawal
                                                                          stances from these          from your Protection
                                                                          "Applicable Plans":         with Investment Perfor-
                                                                          qualified plans, 403(b)     mance account,
                                                                          plans and governmental      subsequent contributions
                                                                          employer 457(b) plans.      to your Protection with
                                                                                                      Investment Performance
                                                                                                      account will no longer
                                                                                                      be permitted.

                                                                                                    o You may make subse-
                                                                                                      quent contributions to
                                                                                                      your Investment Perfor-
                                                                                                      mance account until the
                                                                                                      later of attained age 86
                                                                                                      or the first contract date
                                                                                                      anniversary.

                                                                                                    o No additional contribu-
                                                                                                      tions are permitted to
                                                                                                      Inherited IRA contracts
                                                                                                      issued as a Non-spousal
                                                                                                      beneficiary direct rollover
                                                                                                      from an Applicable Plan.
------------------------------------------------------------------------------------------------------------------------------------


(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


23 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
QP              20-75                   $5,000 (initial)                o Only transfer contribu-   o You may make subse-
                                                                          tions from other            quent contributions to
                                        $500 (if subsequent contribu-     investments within an       your Protection with
                                        tions are permitted)              existing qualified plan     Investment Performance
                                                                          trust.                      account until attained
                                                                                                      age 75, or if later, the
                                                                        o The plan must be quali-     first contract date anni-
                                                                          fied under Section          versary. However, once
                                                                          401(a) of the Internal      you make a withdrawal
                                                                          Revenue Code.               from your Protection
                                                                                                      with Investment Perfor-
                                                                        o For 401(k) plans, trans-    mance account,
                                                                          ferred contributions may    subsequent contributions
                                                                          not include any after-tax   to your Protection with
                                                                          contributions, including    Investment Performance
                                                                          designated Roth contri-     account will no longer
                                                                          butions.                    be permitted.

                                                                                                    o You may make subsequent
                                                                                                      contributions to
                                                                                                      the your Investment
                                                                                                      Performance account
                                                                                                      until the later of attained
                                                                                                      age 75 or the first contract
                                                                                                      date anniversary.

                                                                                                    o A separate QP contract
                                                                                                      must be established for
                                                                                                      each plan participant,
                                                                                                      even defined benefit
                                                                                                      plan participants.

                                                                                                    o We do not accept contri-
                                                                                                      butions directly from the
                                                                                                      employer.

                                                                                                    o Only one subsequent
                                                                                                      contribution can be
                                                                                                      made during a contract
                                                                                                      year.

                                                                                                    o Contributions made after
                                                                                                      age 70-1/2 must be net of
                                                                                                      any required minimum
                                                                                                      distributions.

See Appendix II at the end of this Prospectus for a discussion on purchase considerations for QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 24

                                    SERIES L

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ               0-85                   $10,000 (initial)              o After-tax money.           o You may make subse-
                                                                                                      quent contributions to
                                        $500 (if subsequent contribu-  o Paid to us by check or       your Protection with
                                        tions are permitted)             transfer of contract value   Investment Performance
                                        $100 monthly and $300            in a tax-deferred            account until attained
                                        quarterly under the automatic    exchange under Section       age 75, or if later, the
                                        investment program (if subse-    1035 of the Internal         first contract date anni-
                                        quent contributions are          Revenue Code.                anniversary. contract date
                                        permitted)                                                    you make a withdrawal
                                                                                                      from your Protection
                                                                                                      with Investment Perfor-
                                                                                                      mance account,
                                                                                                      subsequent contributions
                                                                                                      to your Protection with
                                                                                                      Investment Performance
                                                                                                      account will no longer
                                                                                                      be permitted.

                                                                                                    o You may make subsequent
                                                                                                      contributions to
                                                                                                      your Investment Performance
                                                                                                      account until the
                                                                                                      later of attained age 86
                                                                                                      or the first contract date
                                                                                                      anniversary.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


25 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional IRA 20-85                   $10,000 (initial)               o Eligible rollover          o You may make subse-
                                                                          distributions from 403(b)    quent contributions to
                                        $50 (if subsequent contribu-      plans, qualified plans       your Protection with
                                        tions are permitted)              and governmental employer    Investment Performance
                                                                          457(b) plans.                account until attained
                                        $100 monthly and $300                                          age 75, or if later, the
                                        quarterly under the automatic   o Rollovers from another       first contract date anni-
                                        investment program (if subse-     traditional individual       versary. However, once
                                        quent contributions are           retirement arrangement.      you make a withdrawal
                                        permitted)                                                     from your Protection
                                                                                                       with Investment Perfor-
                                                                                                       mance account,
                                                                        o Direct custodian-to-         subsequent contributions
                                                                          custodian transfers from     to your Protection with
                                                                          another traditional indi-    Investment Performance
                                                                          vidual retirement            account will no longer
                                                                          arrangement.                 be permitted.

                                                                        o Regular IRA contribu-      o You may make subse-
                                                                          tions.                       quent contributions to
                                                                                                       your Investment Perfor-
                                                                        o Additional catch-up con-     mance account until the
                                                                          tributions.                  later of attained age 86
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       required minimum distri-
                                                                                                       butions; you also cannot
                                                                                                       make regular IRA contri-
                                                                                                       butions after age 70-1/2.

                                                                                                     o Although we accept
                                                                                                       regular IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       traditional IRA contracts,
                                                                                                       we intend that the con-
                                                                                                       tract be used primarily
                                                                                                       for rollover and direct
                                                                                                       transfer contributions.

                                                                                                     o Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 but under
                                                                                                       age 70-1/2 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 26

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-85                   $10,000 (initial)               o Rollovers from another     o You may make subse-
                                                                          Roth IRA.                    quent contributions to
                                        $50 (if subsequent contribu-                                   your Protection with
                                        tions are permitted)            o Rollovers from a "desig-     Investment Performance
                                                                          nated Roth contribution      account until attained
                                        $100 monthly and $300             account" under speci-        age 75, or if later, the
                                        quarterly under the automatic     fied retirement plans.       first contract date anni-
                                        investment program (if subse-                                  versary. However, once
                                        quent contributions are         o Conversion rollovers         you make a withdrawal
                                        permitted)                        from a traditional IRA or    from your Protection
                                                                          other eligible retirement    with Investment Perfor-
                                                                          plan.                        mance account,
                                                                                                       subsequent contributions
                                                                        o Direct custodian-to-         to your Protection with
                                                                          custodian transfers from     Investment Performance
                                                                          another Roth IRA.            account will no longer
                                                                                                       be permitted.
                                                                        o Regular Roth IRA contri-
                                                                          butions.                   o You may make subse-
                                                                                                       quent contributions to
                                                                        o Additional catch-up con-     your Investment Perfor-
                                                                          tributions.                  mance account until the
                                                                                                       later of attained age 86
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o Conversion rollovers
                                                                                                       after age 70-1/2 must be
                                                                                                       net of required minimum
                                                                                                       distributions for the tra-
                                                                                                       ditional IRA or other
                                                                                                       eligible retirement plan
                                                                                                       that is the source of the
                                                                                                       conversion rollover.

                                                                                                     o Although we accept
                                                                                                       Roth IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       Roth IRA contracts, we
                                                                                                       intend that the contract
                                                                                                       be used primarily for
                                                                                                       rollover and direct trans-
                                                                                                       fer contributions.

                                                                                                     o Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least 50 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
                                            ----------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


27 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA   0-70                    $10,000 (initial)               o Direct custodian-to-       o Any subsequent contri-
Beneficiary                                                               custodian transfers of       butions must be from
continuation                            $1,000 (if subsequent contri-     your interest as a death     the same type of IRA of
contract                                butions are permitted)            beneficiary of the           the same deceased
(traditional                                                              deceased owner's tradi-      owner.
IRA or Roth IRA)                                                          tional individual
                                                                          retirement arrangement     o You may make subse-
                                                                          or Roth IRA to an IRA of     quent contributions to
                                                                          the same type.               your Protection with
                                                                                                       Investment Performance
                                                                        o Non-spousal beneficiary      account until attained
                                                                          direct rollover contribu-    age 75, or if later, the
                                                                          tions may be made to an      first contract date anni-
                                                                          Inherited IRA contract       versary. However, once
                                                                          under specified circum-      you make a withdrawal
                                                                          stances from these           from your Protection
                                                                          "Applicable Plans":          with Investment Perfor-
                                                                          qualified plans, 403(b)      mance account,
                                                                          plans and governmental       subsequent contributions
                                                                          employer 457(b) plans.       to your Protection with
                                                                                                       Investment Performance
                                                                                                       account will no longer
                                                                                                       be permitted.

                                                                                                     o You may make subse-
                                                                                                       quent contributions to
                                                                                                       your Investment Perfor-
                                                                                                       mance account until the
                                                                                                       later of attained age 86
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o No additional contribu-
                                                                                                       tions are permitted to
                                                                                                       Inherited IRA contracts
                                                                                                       issued as a Non-spousal
                                                                                                       beneficiary direct rollover
                                                                                                       from an Applicable Plan.
------------------------------------------------------------------------------------------------------------------------------------


(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 28

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
QP              20-75                   $10,000 (initial)               o Only transfer contribu-    o You may make subse-
                                                                          tions from other             quent contributions to
                                        $500 (if subsequent contribu-     investments within an        your Protection with
                                        tions are permitted)              existing qualified plan      Investment Performance
                                                                          trust.                       account until attained
                                                                                                       age 75, or if later, the
                                                                        o The plan must be quali-      first contract date anni-
                                                                          fied under Section           versary. However, once
                                                                          401(a) of the Internal       you make a withdrawal
                                                                          Revenue Code.                from your Protection
                                                                                                       with Investment Perfor-
                                                                        o For 401(k) plans, trans-     mance account,
                                                                          ferred contributions may     subsequent contributions
                                                                          not include any after-tax    to your Protection with
                                                                          contributions, including     Investment Performance
                                                                          designated Roth contri-      account will no longer
                                                                          butions.                     be permitted.

                                                                                                     o You may make subsequent
                                                                                                       contributions to
                                                                                                       your Investment Performance
                                                                                                       account until the
                                                                                                       later of attained age 75
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o A separate QP contract
                                                                                                       must be established for
                                                                                                       each plan participant,
                                                                                                       even defined benefit
                                                                                                       plan participants.

                                                                                                     o We do not accept contri-
                                                                                                       butions directly from the
                                                                                                       employer.

                                                                                                     o Only one subsequent
                                                                                                       contribution can be
                                                                                                       made during a contract
                                                                                                       year.

                                                                                                     o Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       any required minimum
                                                                                                       distributions.

See Appendix II at the end of this Prospectus for a discussion on purchase considerations for QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


29 CONTRACT FEATURES AND BENEFITS

                                  SERIES CP(R)


------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ              0-70                    $10,000 (initial)               o After-tax money.           o You may make subse-
                                                                                                       quent contributions to
                                        $500 (if subsequent contribu-   o Paid to us by check or       your Protection with
                                        tions are permitted)              transfer of contract value   Investment Performance
                                                                          in a tax-deferred            account until attained
                                        $100 monthly and $300             exchange under Section       age 71, or if later, the
                                        quarterly under the automatic     1035 of the Internal         first contract date anni-
                                        investment program (if subse-     Revenue Code.                anniversary. However, once
                                        quent contributions are                                        you make a withdrawal
                                        permitted)                                                     from your Protection
                                                                                                       with Investment Perfor-
                                                                                                       mance account,
                                                                                                       subsequent contributions
                                                                                                       to your Protection with
                                                                                                       Investment Performance
                                                                                                       account will no longer
                                                                                                       be permitted.

                                                                                                     o You may make subsequent
                                                                                                       contributions to
                                                                                                       your Investment Performance
                                                                                                       account until the
                                                                                                       later of attained age 71
                                                                                                       or the first contract date
                                                                                                       anniversary.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 30

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional     20-70                   $10,000 (initial)               o Eligible rollover distri-  o You may make subse-
IRA                                                                       butions from 403(b) plans,   quent contributions to
                                        $50 (if subsequent contribu-      qualified plans and gov-     your Protection with
                                        tions are permitted)              ernmental employer           Investment Performance
                                                                          457(b) plans.                account until attained
                                        $100 monthly and $300                                          age 71, or if later, the
                                        quarterly under the automatic   o Rollovers from another       first contract date anni-
                                        investment program (if subse-     traditional individual       versary. However, once
                                        quent contributions are           retirement arrangement.      you make a withdrawal
                                        permitted)                                                     from your Protection
                                                                        o Direct custodian-to-         with Investment Perfor-
                                                                          custodian transfers from     mance account,
                                                                          another traditional indi-    subsequent contributions
                                                                          vidual retirement            to your Protection with
                                                                          arrangement.                 Investment Performance
                                                                                                       account will no longer
                                                                        o Regular IRA contribu-        be permitted.
                                                                          tions.
                                                                                                     o You may make subse-
                                                                        o Additional catch-up con-     quent contributions to
                                                                          tributions.                  your Investment Perfor-
                                                                                                       mance account until the
                                                                                                       later of attained age 71
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       required minimum distri-
                                                                                                       butions; you also cannot
                                                                                                       make regular IRA contri-
                                                                                                       butions after age 70-1/2.

                                                                                                     o Although we accept
                                                                                                       regular IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       traditional IRA contracts,
                                                                                                       we intend that the con-
                                                                                                       tract be used primarily
                                                                                                       for rollover and direct
                                                                                                       transfer contributions.

                                                                                                     o Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 but under
                                                                                                       age 70-1/2 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


31 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-70                   $10,000 (initial)               o Rollovers from another     o You may make subse-
                                                                          Roth IRA.                    quent contributions to
                                        $50 (if subsequent contribu-                                   your Protection with
                                        tions are permitted)            o Rollovers from a "desig-     Investment Performance
                                                                          nated Roth contribution      account until attained
                                        $100 monthly and $300             account" under speci-        age 71, or if later, the
                                        quarterly under the automatic     fied retirment plans.        first contract date anni-
                                        investment program (if subse-                                  versary. However, once
                                        quent contributions are         o Conversion rollovers         you make a withdrawal
                                        permitted)                        from a traditional IRA or    from your Protection
                                                                          other eligible retirement    with Investment Perfor-
                                                                          plan.                        mance account,
                                                                                                       subsequent contributions
                                                                        o Direct custodian-to-         to your Protection with
                                                                          custodian transfers from     Investment Performance
                                                                          another Roth IRA.            account will no longer
                                                                                                       be permitted.
                                                                        o Regular Roth IRA contri-
                                                                          butions.                   o You may make subse-
                                                                                                       quent contributions to
                                                                        o Additional catch-up con-     your Investment Perfor-
                                                                          tributions.                  mance account until the
                                                                                                       later of attained age 71
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o Conversion rollovers
                                                                                                       after age 70-1/2 must be
                                                                                                       net of required minimum
                                                                                                       distributions for the tra-
                                                                                                       ditional IRA or other
                                                                                                       eligible retirement plan
                                                                                                       that is the source of the
                                                                                                       conversion rollover.

                                                                                                     o Although we accept
                                                                                                       Roth IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       Roth IRA contracts, we
                                                                                                       intend that the contract
                                                                                                       be used primarily for
                                                                                                       rollover and direct trans-
                                                                                                       fer contributions.

                                                                                                     o Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 32

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
QP              20-70                   $10,000 (initial)               o Only transfer contribu-    o You may make subse-
                                                                          tions from other             quent contributions to
                                        $500 (if subsequent contribu-     investments within an        your Protection with
                                        tions are permitted)              existing qualified plan      Investment Performance
                                                                          trust.                       account until attained
                                                                                                       age 71, or if later, the
                                                                        o The plan must be quali-      first contract date anni-
                                                                          fied under Section           versary. However, once
                                                                          401(a) of the Internal       you make a withdrawal
                                                                          Revenue Code.                from your Protection
                                                                                                       with Investment Perfor-
                                                                        o For 401(k) plans, trans-     mance account,
                                                                          ferred contributions may     subsequent contributions
                                                                          not include any after-tax    to your Protection with
                                                                          contributions, including     Investment Performance
                                                                          designated Roth contri-      account will no longer
                                                                          butions.                     be permitted.

                                                                                                     o You may make subsequent
                                                                                                       contributions to
                                                                                                       your Investment Performance
                                                                                                       account until the
                                                                                                       later of attained age 71
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o A separate QP contract
                                                                                                       must be established for
                                                                                                       each plan participant,
                                                                                                       even defined benefit
                                                                                                       plan participants.

                                                                                                     o We do not accept contri-
                                                                                                       butions directly from the
                                                                                                       employer.

                                                                                                     o Only one subsequent
                                                                                                       contribution can be
                                                                                                       made during a contract
                                                                                                       year.

                                                                                                     o Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       any required minimum
                                                                                                       distributions.

See Appendix II at the end of this Prospectus for a discussion on purchase considerations of QP contracts.
------------------------------------------------------------------------------------------------------------------------------------


(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


33 CONTRACT FEATURES AND BENEFITS

                                    SERIES C

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ              0-85                    $25,000 (initial)               o After-tax money.           o You may make subse-
                                                                                                       quent contributions to
                                        $500 (if subsequent contribu-   o Paid to us by check or       your Protection with
                                        tions are permitted)              transfer of contract value   Investment Performance
                                                                          in a tax-deferred            account until attained
                                        $100 monthly and $300             exchange under Section       age 75, or if later, the
                                        quarterly under the automatic     1035 of the Internal         first contract date anni-
                                        investment program (if subse-     Revenue Code.                anniversary. contract date
                                        quent contributions are                                        you make a withdrawal
                                        permitted)                                                     from your Protection
                                                                                                       with Investment Perfor-
                                                                                                       mance account,
                                                                                                       subsequent contributions
                                                                                                       to your Protection with
                                                                                                       Investment Performance
                                                                                                       account will no longer
                                                                                                       be permitted.

                                                                                                     o You any make subsequent
                                                                                                       contributions to
                                                                                                       your Investment Performance
                                                                                                       account until the
                                                                                                       later of attained age 86
                                                                                                       or the first contract date
                                                                                                       anniversary.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 34

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional     20-85                   $25,000 (initial)               o Eligible rollover distri-  o You may make subse-
IRA                                                                       butions from 403(b) plans,   quent contributions to
                                        $50 (if subsequent contribu-      qualified plans and gov-     your Protection with
                                        tions are permitted)              ernmental employer           Investment Performance
                                                                          457(b) plans.                account until attained
                                        $100 monthly and $300                                          age 75, or if later, the
                                        quarterly under the automatic   o Rollovers from another       first contract date anni-
                                        investment program (if subse-     traditional individual       versary. However, once
                                        quent contributions are           retirement arrangement.      you make a withdrawal
                                        permitted)                                                     from your Protection
                                                                        o Direct custodian-to-         with Investment Perfor-
                                                                          custodian transfers from     mance account,
                                                                          another traditional indi-    subsequent contributions
                                                                          vidual retirement            to your Protection with
                                                                          arrangement.                 Investment Performance
                                                                                                       account will no longer
                                                                        o Regular IRA contribu-        be permitted.
                                                                          tions.
                                                                                                     o You may make subse-
                                                                        o Additional catch-up con-     quent contributions to
                                                                          tributions.                  your Investment Perfor-
                                                                                                       mance account until the
                                                                                                       later of attained age 86
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       required minimum distri-
                                                                                                       butions; you also cannot
                                                                                                       make regular IRA contri-
                                                                                                       butions after age 70-1/2.

                                                                                                     o Although we accept
                                                                                                       regular IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       traditional IRA contracts,
                                                                                                       we intend that the con-
                                                                                                       tract be used primarily
                                                                                                       for rollover and direct
                                                                                                       transfer contributions.

                                                                                                     o Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 but under
                                                                                                       age 70-1/2 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


35 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-85                   $25,000 (initial)               o Rollovers from another     o You may make subse-
                                                                          Roth IRA.                    quent contributions to
                                        $50 (if subsequent contribu-                                   your Protection with
                                        tions are permitted)            o Rollovers from a "desig-     Investment Performance
                                                                          nated Roth contribution      account until attained
                                        $100 monthly and $300             account" under speci-        age 75, or if later, the
                                        quarterly under the automatic     fied retirement plans.       first contract date anni-
                                        investment program (if subse-                                  versary. However, once
                                        quent contributions are         o Conversion rollovers         you make a withdrawal
                                        permitted)                        from a traditional IRA or    from your Protection
                                                                          other eligible retirement    with Investment Perfor-
                                                                          plan.                        mance account,
                                                                                                       subsequent contributions
                                                                        o Direct custodian-to-         to your Protection with
                                                                          custodian transfers from     Investment Performance
                                                                          another Roth IRA.            account will no longer
                                                                                                       be permitted.
                                                                        o Regular Roth IRA contri-
                                                                          butions.                   o You may make subse-
                                                                                                       quent contributions to
                                                                        o Additional catch-up con-     your Investment Perfor-
                                                                          tributions.                  mance account until the
                                                                                                       later of attained age 86
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o Conversion rollovers
                                                                                                       after age 70-1/2 must be
                                                                                                       net of required minimum
                                                                                                       distributions for the tra-
                                                                                                       ditional IRA or other
                                                                                                       eligible retirement plan
                                                                                                       that is the source of the
                                                                                                       conversion rollover.

                                                                                                     o Although we accept
                                                                                                       Roth IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       Roth IRA contracts, we
                                                                                                       intend that the contract
                                                                                                       be used primarily for
                                                                                                       rollover and direct trans-
                                                                                                       fer contributions.

                                                                                                     o Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least 50 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------

(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


                                               CONTRACT FEATURES AND BENEFITS 36

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE  ANNUITANT ISSUE AGES    MINIMUM CONTRIBUTIONS           SOURCE OF CONTRIBUTIONS     CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA   0-70                    $25,000 (initial)               o Direct custodian-to-       o Any subsequent contri-
Beneficiary                                                               custodian transfers of       butions must be from
continuation                            $1,000 (if subsequent contri-     your interest as a death     the same type of IRA of
contract                                butions are permitted)            beneficiary of the           the same deceased
(traditional                                                              deceased owner's tradi-      owner.
IRA or Roth                                                               tional individual
IRA)                                                                      retirement arrangement     o You may make subse-
                                                                          or Roth IRA to an IRA of     quent contributions to
                                                                          the same type.               your Protection with
                                                                                                       Investment Performance
                                                                        o Non-spousal beneficiary      account until attained
                                                                          direct rollover contribu-    age 75, or if later, the
                                                                          tions may be made to an      first contract date anni-
                                                                          Inherited IRA contract       versary. However, once
                                                                          under specified circum-      you make a withdrawal
                                                                          stances from these           from your Protection
                                                                          "Applicable Plans":          with Investment Perfor-
                                                                          qualified plans, 403(b)      mance account,
                                                                          plans and governmental       subsequent contributions
                                                                          employer 457(b) plans.       to your Protection with
                                                                                                       Investment Performance
                                                                                                       account will no longer
                                                                                                       be permitted.

                                                                                                     o You may make subse-
                                                                                                       quent contributions to
                                                                                                       your Investment Perfor-
                                                                                                       mance account until the
                                                                                                       later of attained age 86
                                                                                                       or the first contract date
                                                                                                       anniversary.

                                                                                                     o No additional contribu-
                                                                                                       tions are permitted to
                                                                                                       Inherited IRA contracts
                                                                                                       issued as a Non-spousal
                                                                                                       beneficiary direct rollover
                                                                                                       from an Applicable Plan.
------------------------------------------------------------------------------------------------------------------------------------


(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.

37 CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(This section only applies to Series B and Series L contracts.)


If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protection with Investment Performance account, you should strongly consider "split-funding": that is the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable FINRA time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year."
The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or


                                               CONTRACT FEATURES AND BENEFITS 38
your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

o Protection with Investment Performance variable investment options (used to fund Guaranteed benefits)

o     Investment Performance variable investment options

o     Guaranteed interest option


o the account for special money market dollar cost averaging (Series C and Series CP(R) contracts only)


o the account for special dollar cost averaging (Series B and Series L contracts only)

As noted throughout this Prospectus, all eligible contracts will be issued with the GIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protection with Investment Performance account. The Protection with Investment Performance variable investment options are used to fund these benefits.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protection with Investment Performance account value. All amounts allocated to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for Protection with Investment Performance variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.


Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.


The table below shows the current Protection with Investment Performance variable investment options and Investment Performance variable investment options available to you. It is important to note that the Protection with Investment Performance variable investment options are also available as Investment Performance variable investment options. The Protection with Investment Performance variable investment options invest in the same
Portfolios as the corresponding Investment Performance variable investment options.
--------------------------------------------------------------------------------
                PROTECTION WITH INVESTMENT PERFORMANCE
                      VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
 AXA STRATEGIC ALLOCATION
--------------------------------------------------------------------------------
o AXA Balanced Strategy                 o AXA Conservative Strategy
o AXA Conservative Growth Strategy      o AXA Moderate Growth Strategy
--------------------------------------------------------------------------------
 FIXED INCOME
--------------------------------------------------------------------------------
o EQ/Core Bond Index
o EQ/Intermediate Government Bond Index
--------------------------------------------------------------------------------
 EQUITY
--------------------------------------------------------------------------------
o AXA Growth Strategy                   o AXA Tactical Manager 500
o AXA Tactical Manager                  o AXA Tactical Manager 2000
  International
o AXA Tactical Manager 400
--------------------------------------------------------------------------------

39 CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------
                      INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------------------------------------
o AXA Aggressive Allocation                         o BlackRock Large(R) Cap Growth
o AXA Moderate Allocation                             V.I. Fund
o AXA Moderate-Plus                                 o Fidelity(R) VIP Asset Manager: Growth(R)
  Allocation                                        o Fidelity(R) VIP Contrafund(R)
o All Asset Allocation                              o Fidelity(R) VIP Freedom 2015
o AXA Balanced Strategy                             o Fidelity(R) VIP Freedom 2020
o AXA Conservative Growth Strategy                  o Fidelity(R) VIP Freedom 2025
o AXA Conservative Strategy                         o Fidelity(R) VIP Freedom 2030
o AXA Growth Strategy                               o Fidelity(R) VIP Mid Cap
o AXA Moderate Growth                               o Fidelity(R) VIP Strategic Income
  Strategy                                          o Franklin Income Securities
o AXA Tactical Manager 400                          o Franklin Strategic Income Securities
o AXA Tactical Manager 500                          o Franklin Templeton VIP Founding Funds
o AXA Tactical Manager 2000                           Allocation
o AXA Tactical Manager                              o Mutual Shares Securities
  International                                     o Templeton Developing
o EQ/AllianceBernstein Dynamic Wealth                 Markets Securities
  Strategies                                        o Templeton Foreign Securities
o EQ/AllianceBernstein Small Cap                    o Templeton Global Bond
  Growth                                              Securities
o EQ/AXA Franklin Small Cap Value Core              o Templeton Growth Securities
o EQ/BlackRock Basic Value Equity                   o Goldman Sachs VIT Mid Cap Value
o EQ/Boston Advisors Equity Income                  o Invesco V.I. Dividend Growth
o EQ/Capital Guardian Research                      o Invesco V.I. Global Real Estate
o EQ/Common Stock Index                             o Invesco V.I High Yield
o EQ/Core Bond Index                                o Invesco V.I. International Growth
o EQ/Davis New York Venture                         o Invesco V.I. Leisure
o EQ/Equity 500 Index                               o Invesco V.I. Mid Cap Core Equity
o EQ/Franklin Core Balanced                         o Invesco V.I. Small Cap Equity
o EQ/Franklin Templeton                             o Ivy Funds VIP Asset Strategy
  Allocation                                        o Ivy Funds VIP Dividend
o EQ/GAMCO Mergers and                                Opportunities
  Acquisitions                                      o Ivy Funds VIP Energy
o EQ/GAMCO Small Company Value                      o Ivy Funds VIP Global Natural Resources
o EQ/Global Bond PLUS                               o Ivy Funds VIP High Income
o EQ/Global Multi-Sector Equity                     o Ivy Funds VIP Mid Cap Growth
o EQ/Intermediate Government Bond                   o Ivy Funds VIP Science &
  Index                                               Technology
o EQ/International Core PLUS                        o Ivy Funds VIP Small Cap Growth
o EQ/International ETF                              o Lazard Retirement Emerging
o EQ/International Equity Index                       Markets Equity
o EQ/International Value PLUS                       o Lord Abbett Bond Debenture
o EQ/JPMorgan Value                                 o Lord Abbett Classic Stock
  Opportunities                                     o Lord Abbett Growth Opportunities
o EQ/Large Cap Growth Index                         o MFS(R) International Value
o EQ/Large Cap Growth PLUS                          o MFS(R) Investors Growth Stock Series
o EQ/Large Cap Value Index                          o MFS(R) Investors Trust Series
o EQ/Large Cap Value PLUS                           o MFS(R) Technology
o EQ/MFS International Growth                       o MFS(R) Utilities Series
o EQ/Mid Cap Index                                  o PIMCO VIT CommodityRealReturn(R)
o EQ/Mid Cap Value PLUS                               Strategy
o EQ/Money Market                                   o PIMCO VIT Emerging Markets Bond
o EQ/Montag & Caldwell Growth                       o PIMCO VIT Real Return Strategy
o EQ/Morgan Stanley Mid Cap Growth                  o PIMCO VIT Total Return
o EQ/Mutual Large Cap Equity                        o ProFund VP Biotechnology
o EQ/Oppenheimer Global                             o Rydex|SGI VT Alternative Strategies
o EQ/PIMCO Ultra Short Bond                           Allocation
o EQ/Small Company Index                            o Rydex|SGI VT Managed Futures
o EQ/T. Rowe Price Growth Stock                       Strategy
o EQ/Templeton Global Equity                        o T.Rowe Price Health Sciences
o EQ/Van Kampen Comstock                              Portfolio II
o EQ/Wells Fargo Omega Growth                       o Van Eck VIP Global Hard Assets
o AllianceBernstein VPS Balanced Wealth
  Strategy
o AllianceBernstein VPS
  International Growth
o American Century VP Large
  Company Value
o American Century VP Mid Cap Value
o BlackRock Global Allocation
  V.I. Fund
----------------------------------------------------------------------------------------------------


If you decide to participate in a Special DCA program, any amounts allocated to the program that are designated for future transfers to the Protection with Investment Performance variable investment options will be included in the Protection with Investment Performance account value. Any amounts allocated to a Special DCA program that are designated for future transfers to the Investment Performance variable investment options and the guaranteed interest option will be included in your Investment Performance account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment Performance and Protection with Investment Performance variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protection with Investment Performance variable investment options) and to limit the number of variable investment options which you may select.



                                               CONTRACT FEATURES AND BENEFITS 40

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Strategic Allocation Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios than certain other Portfolios available to you under your contract. In addition, the AXA Strategic Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain Guaranteed benefits based on its selection of underlying Portfolios in which each AXA Strategic Allocation Portfolio invests. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.




------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION      Class A      Seeks long-term capital appreciation.          o   AXA Equitable Funds Management
                                                                                               Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION        Class A      Seeks long-term capital appreciation and       o   AXA Equitable Funds Management
                                            current income.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION   Class A      Seeks long-term capital appreciation and       o   AXA Equitable Funds Management
                                            current income, with a greater emphasis            Group, LLC
                                            on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION           Class IA     Seeks long-term capital appreciation and       o   AXA Equitable Funds Management
                                            current income.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY(1)       Class IB     Seeks long-term capital appreciation and       o   AXA Equitable Funds Management
                                            current income.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH        Class IB     Seeks current income and growth of capi-       o   AXA Equitable Funds Management
 STRATEGY(1)                                tal, with a greater emphasis on current            Group, LLC
                                            income.
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY(1)   Class IB     Seeks a high level of current income.          o   AXA Equitable Funds Management
                                                                                               Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY(1)         Class IB      Seeks long-term capital appreciation and      o   AXA Equitable Funds Management
                                             current income, with a greater emphasis           Group, LLC
                                             on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


41 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH            Class IB     Seeks long-term capital appreciation and        o   AXA Equitable Funds Management
 STRATEGY(1)                                current income, with a greater emphasis             Group, LLC
                                            on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400(1)    Class IB     Seeks to achieve long-term growth of            o   AllianceBernstein L.P.
                                            capital with an emphasis on risk-adjusted       o   AXA Equitable Funds Management
                                            returns and lower volatility over a full mar-       Group, LLC
                                            ket cycle relative to traditional equity funds  o   BlackRock Investment Management, LLC
                                            and equity market indexes, by investing in
                                            a combination of long and short positions
                                            on equity securities of mid-capitalization
                                            companies, including securities in the
                                            Standard & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500(1)    Class IB     Seeks to achieve long-term growth of            o   AllianceBernstein L.P.
                                            capital with an emphasis on risk-adjusted       o   AXA Equitable Funds Management
                                            returns and lower volatility over a full mar-       Group, LLC
                                            ket cycle relative to traditional equity funds  o   BlackRock Investment Management, LLC
                                            and equity market indexes, by investing in
                                            a combination of long and short positions
                                            on equity securities of large-capitalization
                                            companies, including securities in the
                                            Standard & Poor's 500 Composite Stock
                                            Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000(1)   Class IB     Seeks to achieve long-term growth of            o   AllianceBernstein L.P.
                                            capital with an emphasis on risk-adjusted       o   AXA Equitable Funds Management
                                            returns and lower volatility over a full mar-       Group, LLC
                                            ket cycle relative to traditional equity funds  o   BlackRock Investment Management, LLC
                                            and equity market indexes, by investing in
                                            a combination of long and short positions
                                            on equity securities of small-capitalization
                                            companies, including securities in the Rus-
                                            sell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER           Class IB     Seeks to achieve long-term growth of            o   AllianceBernstein L.P.
 INTERNATIONAL(1)                           capital with an emphasis on risk-adjusted       o   AXA Equitable Funds Management
                                            returns and lower volatility over a full mar-       Group, LLC
                                            ket cycle relative to traditional equity funds  o   BlackRock Investment Management, LLC
                                            and equity market indexes, by investing in
                                            a combination of long and short positions
                                            on equity securities of foreign companies,
                                            including securities in the Morgan Stanley
                                            Capital International EAFE Index, ASX SPI
                                            200 Index, Dow Jones EURO STOXX 50
                                            Index, FTSE 100 Index and the Tokyo Stock
                                            Price Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN           Class IB     Seeks to achieve total return from long-        o   AllianceBernstein L.P.
 DYNAMIC WEALTH                             term growth of capital and income.
 STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Class IA     Seeks to achieve long-term growth of            o   AllianceBernstein L.P.
 CAP GROWTH                                 capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP      Class IA     Seeks to achieve long-term total return.        o   AXA Equitable Funds Management
 VALUE CORE                                                                                     Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Class IA     Seeks to achieve capital appreciation and       o   BlackRock Investment Management, LLC
 EQUITY                                     secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 42

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Class IA     Seeks a combination of growth and               o   Boston Advisors, LLC
 INCOME                                     income to achieve an above-average and
                                            consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Class IA     Seeks to achieve long-term growth of            o   Capital Guardian Trust Company
                                            capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX          Class IA     Seeks to achieve a total return before          o   AllianceBernstein L.P.
                                            expenses that approximates the total
                                            return performance of the Russell 3000
                                            Index, including reinvestment of dividends,
                                            at a risk level consistent with that of the
                                            Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX(1)          Class IB     Seeks to achieve a total return before          o   SSgA Funds Management, Inc.
                                            expenses that approximates the total
                                            return performance of the Barclays Capital
                                            Intermediate U.S. Government/Credit
                                            Index, including reinvestment of dividends,
                                            at a risk level consistent with that of the
                                            Barclays Capital Intermediate U.S.
                                            Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE      Class IA     Seeks to achieve long-term growth of            o   Davis Selected Advisors, L.P.
                                            capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Class IA     Seeks to achieve a total return before          o   AllianceBernstein L.P.
                                            expenses that approximates the total
                                            return performance of the S&P 500 Index,
                                            including reinvestment of dividends, at a
                                            risk level consistent with that of the S&P
                                            500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED      Class IA     Seeks to maximize income while maintain-        o   AXA Equitable Funds Management
                                            ing prospects for capital appreciation.             Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON          Class IA     Primarily seeks capital appreciation and        o   AXA Equitable Funds Management
 ALLOCATION                                 secondarily seeks income.                           Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Class IA     Seeks to achieve capital appreciation.          o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Class IA     Seeks to maximize capital appreciation.         o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS            Class IA     Seeks to achieve capital growth and cur-        o   AXA Equitable Funds Management
                                            rent income.                                        Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   First International Advisors, LLC
                                                                                            o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY  Class IA     Seeks to achieve long-term capital appre-       o   AXA Equitable Funds Management
                                            ciation.                                            Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Morgan Stanley Investment Management
                                                                                                Inc.
------------------------------------------------------------------------------------------------------------------------------------


43 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT     Class IB     Seeks to achieve a total return before          o   SSgA Funds Management, Inc.
 BOND INDEX(1)                              expenses that approximates the total
                                            return performance of the Barclays Capital
                                            Intermediate U.S. Government Bond Index,
                                            including reinvestment of dividends, at a
                                            risk level consistent with that of the
                                            Barclays Capital Intermediate U.S. Govern-
                                            ment Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS     Class IA     Seeks to achieve long-term growth of            o   AXA Equitable Funds Management
                                            capital.                                            Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Hirayama Investments, LLC
                                                                                            o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF           Class IA     Seeks long-term capital appreciation.           o   AXA Equitable Funds Management
                                                                                                Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL               Class IA     Seeks to achieve a total return (before         o   AllianceBernstein L.P.
 EQUITY INDEX(2)                            expenses) that approximates the total
                                            return performance of a composite index
                                            comprised of 40% Dow Jones EURO
                                            STOXX 50 Index, 25% FTSE 100 Index,
                                            25% TOPIX Index and 10% S&P/ASX 200
                                            Index, including reinvestment of dividends,
                                            at a risk level consistent with that of the
                                            composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS    Class IA     Seeks to provide current income and long-       o   AXA Equitable Funds Management
                                            term growth of income, accompanied by               Group, LLC
                                            growth of capital.                              o   BlackRock Investment Management, LLC
                                                                                            o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Class IA     Seeks to achieve long-term capital appre-       o   J.P. Morgan Investment Management
 OPPORTUNITIES                              ciation.                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX      Class IA     Seeks to achieve a total return before          o   AllianceBernstein L.P.
                                            expenses that approximates the total
                                            return performance of the Russell 1000
                                            Growth Index, including reinvestment of
                                            dividends at a risk level consistent with
                                            that of the Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Class IA     Seeks to provide long-term capital growth.      o   AXA Equitable Funds Management
                                                                                                Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX       Class IA     Seeks to achieve a total return before          o   SSgA Funds Management, Inc.
                                            expenses that approximates the total
                                            return performance of the Russell 1000
                                            Value Index, including reinvestment of
                                            dividends, at a risk level consistent with
                                            that of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS        Class IA     Seeks to achieve long-term growth of            o   AllianceBernstein L.P.
                                            capital.                                        o   AXA Equitable Funds Management
                                                                                                Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH(3) Class IA     Seeks to achieve capital appreciation.          o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 44

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX               Class IA     Seeks to achieve a total return before          o   SSgA Funds Management, Inc.
                                            expenses that approximates the total
                                            return performance of the S&P Mid Cap
                                            400 Index, including reinvestment of divi-
                                            dends, at a risk level consistent with that
                                            of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Class IA     Seeks to achieve long-term capital appre-       o   AXA Equitable Funds Management
                                            ciation.                                            Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Class IA     Seeks to obtain a high level of current         o   The Dreyfus Corporation
                                            income, preserve its assets and maintain
                                            liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Class IA     Seeks to achieve capital appreciation.          o   Montag & Caldwell, LLC
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP      Class IA     Seeks to achieve capital growth.                o   Morgan Stanley Investment Management
 GROWTH                                                                                         Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY     Class IA     Seeks to achieve capital appreciation,          o   AXA Equitable Funds Management
                                            which may occasionally be short-term, and           Group, LLC
                                            secondarily, income.                            o   BlackRock Investment Management, LLC
                                                                                            o   Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Class IA     Seeks to achieve capital appreciation.          o   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND      Class IA     Seeks to generate a return in excess of         o   Pacific Investment Management Com-
                                            traditional money market products while             pany, LLC
                                            maintaining an emphasis on preservation
                                            of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Class IA     Seeks to replicate as closely as possible       o   AllianceBernstein L.P.
                                            (before the deduction of Portfolio
                                            expenses) the total return of the Russell
                                            2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK  Class IA     Seeks to achieve long-term capital appre-       o   T. Rowe Price Associates, Inc.
                                            ciation and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY     Class IA     Seeks to achieve long-term capital growth.      o   AXA Equitable Funds Management
                                                                                                Group, LLC
                                                                                            o   BlackRock Investment Management, LLC
                                                                                            o   Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Class IA     Seeks to achieve capital growth and             o   Invesco Advisers, Inc.
                                            income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA GROWTH    Class IB     Seeks to achieve long-term capital growth.      o   Wells Capital Management, Inc.
     (4)
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 OBJECTIVE                                                    AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH   The fund's investment objective is to provide reasonable     o   Invesco Advisers, Inc.
 FUND(6)                       current income and long-term growth of income and
                               capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL       The fund's investment objective is total return through      o   Invesco Advisers, Inc.
 ESTATE FUND                   growth of capital and current income.                        o   Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND   The fund's investment objective is total return comprised    o   Invesco Advisers, Inc.
                               of current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


45 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL      The fund's investment objective is long-term growth of      o   Invesco Advisers, Inc.
 GROWTH FUND                    capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. LEISURE FUND       The fund's investment objective is long-term growth of      o   Invesco Advisers, Inc.
                                capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE       The fund's investment objective is long-term growth of      o   Invesco Advisers, Inc.
 EQUITY FUND                    capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY   The fund's investment objective is long-term growth of      o   Invesco Advisers, Inc.
 FUND                           capital.
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC. -
CLASS B                                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS           The Portfolio's investment objective is to maximize total   o   AllianceBernstein L.P.
 BALANCED WEALTH STRATEGY       return consistent with the Adviser's determination of
 PORTFOLIO                      reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS           The Portfolio's investment objective is long-term growth    o   AllianceBernstein L.P.
 INTERNATIONAL GROWTH           of capital.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE       The fund seeks long-term capital growth. Income is a        o   American Century Investment
 COMPANY VALUE FUND             secondary objective.                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP     The fund seeks long-term capital growth. Income is a        o   American Century Investment
 VALUE FUND                     secondary objective.                                            Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 BLACKROCK VARIABLE SERIES
FUNDS, INC. - CLASS III                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL                To seek high total investment return.                       o   BlackRock Advisors, LLC
 ALLOCATION V.I. FUND                                                                       o   BlackRock International Limited
                                                                                            o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH      Seeks long-term capital growth.                             o   BlackRock Advisors, LLC
 V.I. FUND                                                                                  o   BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER:  Seeks to maximize total return by allocating its assets     o   Fidelity Management & Research
 GROWTH(R) PORTFOLIO            among stocks, bonds, short-term instruments, and other          Company (FMR)
                                investments.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)   Seeks long-term capital appreciation.                       o   Fidelity Management & Research
 PORTFOLIO                                                                                      Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015    The fund seeks high total return with a secondary           o   Strategic Advisers
 PORTFOLIO                      objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020    The fund seeks high total return with a secondary           o   Strategic Advisers
 PORTFOLIO                      objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025    The fund seeks high total return with a secondary           o   Strategic Advisers
 PORTFOLIO                      objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030    The fund seeks high total return with a secondary           o   Strategic Advisers
 PORTFOLIO                      objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 46

------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP         Seeks long-term growth of capital.                          o   Fidelity Management & Research
 PORTFOLIO                                                                                      Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC       Seeks a high level of current income. The fund may          o   Fidelity Management & Research
 INCOME PORTFOLIO               also seek capital appreciation.                                 Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -
CLASS 2                                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES      The Fund's investment goal is to maximize income while      o   Franklin Advisers, Inc.
 FUND                           maintaining prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME       The Fund's principal investment goal is to earn a high      o   Franklin Advisers, Inc.
 SECURITIES FUND                level of current income. Its secondary goal is long-term
                                capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP          The Fund's principal investment goal is capital             o   Franklin Advisers, Inc.(5)
 FOUNDING FUNDS                 appreciation. Its secondary goal is income.                 o   Franklin Mutual Advisers, LLC(5)
 ALLOCATION FUND                                                                            o   Templeton Global Advisors,
                                                                                                Limited(5)
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES        The Fund's principal investment goal is capital             o   Franklin Mutual Advisers, LLC
 FUND                           appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING            Seeks long-term capital appreciation.                       o   Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES    Seeks long-term capital growth.                             o   Templeton Investment Counsel, LLC
 FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND           Seeks high current income, consistent with preservation of  o   Franklin Advisers, Inc.
 SECURITIES FUND                capital. Capital appreciation is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES     The Fund's investment goal is long-term capital growth.     o   Templeton Global Advisors, Limited
 FUND
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP       Seeks long-term capital appreciation.                       o   Goldman Sachs Asset Management, L.P.
 VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY    To seek high total return over the long term.               o   Waddell & Reed Investment Management
                                                                                                Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND          Seeks to provide total return.                              o   Waddell & Reed Investment Management
 OPPORTUNITIES                                                                                  Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY            Seeks to provide long-term capital appreciation.            o   Waddell & Reed Investment Management
                                                                                                Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL    Seeks to provide long-term growth. Any income realized      o   Waddell & Reed Investment Management
 RESOURCES                      will be incidental.                                             Company (WRIMCO)
                                                                                            o   MacKenzie Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME       Seeks, as its primary objective, a high level of current    o   Waddell & Reed Investment Management
                                income. As a secondary objective, the Portfolio seeks           Company (WRIMCO)
                                capital growth when consistent with its primary objective.
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH    Seeks to provide growth of your investment.                 o   Waddell & Reed Investment Management
                                                                                                Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE &         Seeks long-term growth of capital.                          o   Waddell & Reed Investment Management
 TECHNOLOGY                                                                                     Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP         Seeks growth of capital.                                    o   Waddell & Reed Investment Management
 GROWTH                                                                                         Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------


47 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING      Seeks long-term capital appreciation.                       o   Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. -
CLASS VC                                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE      The fund's investment objective is to seek high current     o   Lord, Abbett & Co. LLC.
 PORTFOLIO (VC)                 income and the opportunity for capital appreciation to
                                produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK       The fund's investment objective is growth of capital and    o   Lord, Abbett & Co. LLC.
 PORTFOLIO (VC)                 growth of income consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH              The fund's investment objective is capital appreciation.    o   Lord, Abbett & Co. LLC.
 OPPORTUNITIES PORTFOLIO
 (VC)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUSTS - SERVICE CLASS                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE      The fund's investment objective is to seek capital          o   Massachusetts Financial Services
 PORTFOLIO                      appreciation.                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK   The fund's investment objective is to seek capital          o   Massachusetts Financial Services
 SERIES                         appreciation.                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES   The fund's investment objective is to seek capital          o   Massachusetts Financial Services
                                appreciation.                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO     The fund's investment objective is to seek capital          o   Massachusetts Financial Services
                                appreciation.                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES         The fund's investment objective is to seek total return.    o   Massachusetts Financial Services
                                                                                                Company
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                       Seeks maximum real return consistent with prudent           o   Pacific Investment Management
 COMMODITYREALRETURN(R)         investment management.                                          Company LLC
 STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS      Seeks maximum total return, consistent with preservation    o   Pacific Investment Management
 BOND PORTFOLIO                 of capital and prudent investment management.                   Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN           Seeks maximum real return, consistent with preservation     o   Pacific Investment Management
 STRATEGY PORTFOLIO             of real capital and prudent investment management.              Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN          Seeks maximum total return, consistent with preservation    o   Pacific Investment Management
 PORTFOLIO                      ]of capital and prudent investment management.                  Company LLC
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY        Seeks daily investment results, before fees and expenses,   o   ProFund Advisors LLC
                                that correspond to the daily performance of the Dow
                                Jones U.S. Biotechnology(SM) Index.
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALTERNATIVE        Seeks to deliver a return that has a low correlation to     o   Security Global Investors, LLC,
 STRATEGIES ALLOCATION FUND     the returns of traditional stock and bond asset classes         which operates under the name
                                as well as provide capital appreciation.                        Security Global Investors.
------------------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MANAGED            Seeks to provide investment results that match the          o   Security Global Investors, LLC,
 FUTURES STRATEGY FUND          performance of a benchmark for measuring trends in the          which operates under the name
                                commodity and financial futures markets. The Fund's             Security Global Investors.
                                current benchmark is the Standard & Poor's Diversified
                                Trends Indicator(R) (the "benchmark" or the "S&P DTI").
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 48

------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES,
INC.                                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES   Seeks long-term capital appreciation.                       o   T. Rowe Price Associates, Inc.
 PORTFOLIO - II
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                  OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD         Seeks long-term capital appreciation by investing           o   Van Eck Associates Corporation
 ASSETS FUND                    primarily in "hard asset" securities. Income is a
                                secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



(1) This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.

(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.

(5) Franklin Templeton VIP Founding Funds Allocation Fund is a fund-of-funds. Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited are the investment managers of the underlying funds. Franklin Templeton Services, LLC serves as the Fund's administrator.

(6) This variable investment option will become available on or about May 20, 2011.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

49 CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protection with Investment Performance account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)   the minimum interest rate guaranteed over the life of the contract,

(2)   the yearly guaranteed interest rate for the calendar year, and

(3)   the current interest rate.


We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges and any withdrawal charges (if applicable).


Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING.   (Series B and L contracts only)
The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.


ALLOCATING YOUR CONTRIBUTIONS


You may allocate your contributions to the Investment Performance variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protection with Investment Performance variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may select. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options.


Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protection with Investment Performance account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and have the GIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. The $60,000 will be included in your Protection with Investment Performance account value and will be used to calculate your GIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment Performance account value.


Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protection with Investment Performance variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."


It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.


CUSTOM SELECTION RULES (APPLICABLE TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT ONLY)

For allocations to your Protection with Investment Performance account, you must allocate your contributions and transfers in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance account value be allocated according to the category and investment option limits described below. Allocations to the Protection with


                                               CONTRACT FEATURES AND BENEFITS 50

Investment Performance account may be made through contributions and transfers from your Investment Performance account. These Custom Selection Rules do not apply to amounts allocated to your Investment Performance account.

Your Protection with Investment Performance account value must be allocated among the Protection with Investment Performance variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION

      AXA Balanced Strategy
      AXA Conservative Growth Strategy
      AXA Conservative Strategy
      AXA Moderate Growth Strategy

CATEGORY 2 -- FIXED INCOME

      EQ/Core Bond Index
      EQ/Intermediate Government Bond Index

CATEGORY 3 -- EQUITY

      AXA Growth Strategy
      AXA Tactical Manager International
      AXA Tactical Manager 400
      AXA Tactical Manager 500

      AXA Tactical Manager 2000


Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS.   The chart below sets forth the general
category and investment option limits for allocations to your Protection with Investment Performance account only. The categories and investment option limits described here do not apply to amounts allocated to your Investment Performance account.


--------------------------------------------------------------------------------
                                           CATEGORY
--------------------------------------------------------------------------------
                         1. AXA            2. Fixed       3. Equity
                        Strategic            Income
                        Allocation
--------------------------------------------------------------------------------
Maximum for category     None(1)              None            60%
Minimum for category      None               40%(2)          None
Maximum for each          None                None            10%(3)
option
--------------------------------------------------------------------------------



(1) IF THERE IS ANY ALLOCATION TO CATEGORY 3, THERE IS A 40% MINIMUM ALLOCATION REQUIREMENT TO CATEGORY 2, THUS LIMITING THE AMOUNT THAT MAY BE ALLOCATED TO CATEGORY 1.

(2)   Applies only if there is any allocation to Category 3.


(3) AXA Tactical Manager 400 and AXA Tactical Manager 2000 have a 10% maximum limit individually. AXA Growth Strategy, AXA Tactical Manager International and AXA Tactical Manager 500 are not subject to a per fund maximum.


There are no minimum allocations for any one Protection with Investment Performance variable investment option. Allocations must be in whole percentages.


We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Protection with Investment Performance variable investment options, either directly or through one of our Special DCA programs. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.


POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

o Any amounts you have allocated among the Protection with Investment Performance variable investment options will not be automatically reallocated to conform with the new Custom Selection Rules.

o If your allocation instructions on file prior to a change to our Custom Selection Rules do not comply with our new Custom Selection Rules:

      -- you will not be automatically required to change your allocation instructions;

      -- if you make a subsequent contribution, you will not be required to change your allocation instructions;

      -- if you initiate a transfer, you will be required to change your instructions.

o Any change to your allocation instructions must comply with our new Custom Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.


AUTOMATIC QUARTERLY REBALANCING   Other than amounts attributable to a Special
DCA program that are designated for future transfers to your Protection with Investment Performance variable investment options, your Protection with Investment Performance account value will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Protection with Investment Performance variable investment options so that the percentage of your Protection with Investment Performance account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or



51 CONTRACT FEATURES AND BENEFITS
protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Protection with Investment Performance variable investment options does not automatically change your allocation instructions for the rebalancing of your Protection with Investment Performance account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Protection with Investment Performance variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet our then current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Protection with Investment Performance variable investment options, we reserve the right to default any subsequent contribution or scheduled transfer in a Special DCA program to the corresponding Investment Performance variable investment option, which invests in the same underlying Portfolio.

We may offer an optional rebalancing program for amounts allocated to your Investment Performance variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.


TRANSFERS.   Once you allocate amounts to the Protection with Investment
Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may at any time exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."



DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.


All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------


We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:


o     Special dollar cost averaging;

o     Special money market dollar cost averaging;

o     General dollar cost averaging;

o     Investment simplifier.


The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. Amounts allocated to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options are included in the benefit bases for your Guaranteed benefits. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Protection with Investment Performance variable investment options. Also, you may make systematic transfers to the Investment Performance variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed income benefit" and "Guaranteed minimum death benefits" later in this section.


General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment Performance variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment Performance variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment Performance variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options."


We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are avail-



                                               CONTRACT FEATURES AND BENEFITS 52
able in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix V later in this Prospectus.


OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C and Series CP(R) contracts.



SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than the guaranteed lifetime minimum rate for the guaranteed interest option, to amounts allocated to this account. Currently, the guaranteed lifetime minimum rate is 1.00%. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select. If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.


SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protection with Investment Performance variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                      ----------------------------------

Under both Special DCA programs, the following applies:

o Initial contributions to a Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250;

o Subsequent contributions to an existing program does not extend the time period of the program;


o Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program;


o We offer time periods of 3, 6 or 12 months. We may also offer other time periods;

o Contributions to a Special DCA program may be designated for the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and/or the guaranteed interest option, subject to the following:

      -- If you want to take advantage of one of our Special DCA programs, 100% of your contribution must be allocated to either the account for special dollar cost averaging or the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

      -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

o Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protection with Investment Performance account to amounts allocated to the Investment Performance account will not change. However, amounts will be allocated within each account according to your new instructions.


o Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protection with Investment Performance variable investment options. The Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protection with Investment Performance variable investment options. For Series CP(R) contracts, the Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect will not be applied to credits associated with contributions allocated to the Special DCA program that are designated to be transferred to the Protection with Investment Performance variable investment options.


o IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT



53 CONTRACT FEATURES AND BENEFITS

      OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED;


o IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;


o We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you;

o Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

o If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;


o All of the dollar cost averaging programs available under your Retirement Cornerstone(R) Series contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of a Special DCA program as part of the Systematic transfer program;


o A Special DCA program may not be in effect at the same time as a general dollar cost averaging program;

o The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program;

o You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file;

o If you are dollar cost averaging into the Protection with Investment Performance variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protection with Investment Performance variable investment options to the corresponding Investment Performance variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment Performance variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

o We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment Performance variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix V later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.



                                               CONTRACT FEATURES AND BENEFITS 54

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION.   Under this option, you may elect to have a fixed-dollar
amount transferred out of the guaranteed interest option and into the Investment Performance variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment Performance variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.



CREDITS (for Series CP(R) contracts)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of the Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value benefit base or a benefit base reset in connection with the GIB benefit base or the Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit). For more information on how Credits affect your benefit bases, see "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.


The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

--------------------------------------------------------------------------------
                                                 CREDIT PERCENTAGE
                                                    APPLIED TO
    FIRST YEAR TOTAL CONTRIBUTIONS                 CONTRIBUTIONS
--------------------------------------------------------------------------------
Less than $350,000                                      4%
$350,000 or more                                        5%
--------------------------------------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE. THE CREDIT WILL NOT BE APPLIED IN CONNECTION WITH A PARTIAL CONVERSION OF A TRADITIONAL IRA CONTRACT TO A ROTH IRA CONTRACT.

For example, assume you make an initial contribution of $100,000 to your contract with the entire amount allocated to the Investment Performance account. Your Investment Performance account is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000 to the Investment Performance account. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000 to the Investment Performance account. At that time, your Investment Performance account will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].

Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

      -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

      -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.



55 CONTRACT FEATURES AND BENEFITS

      -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your Total account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your Total account value will be reduced by $2,000 (1% x $200,000).

o     No indication of intent:

      -- For your initial contribution, we will apply the credit percentage based upon the above table.

      -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your Total account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your Total account value by $4,000.


When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro-rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your Guaranteed benefit bases under the contract, except to the extent that any credits are part of your Protection with Investment Performance account value, which is used to calculate the Highest Anniversary Value death benefit or a reset under the GIB benefit base reset or a reset of the Roll-up to age 85 component of the "Greater of" death benefit. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed benefit bases" later in this section.

We use a portion of the operations charge and withdrawal charge to help recover our cost of providing the Credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower operations charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.


For a state-by-state description of all material variations of the contracts, including information on the recovery of credits, see Appendix V later in this Prospectus.

GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit, or "GIB". The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments") that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. The GIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GIB payments. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage ("the Annual Roll-up rate") to your GIB benefit base. Lifetime GIB payments and your Annual withdrawal amount are described later in this section. With respect to your GIB, it is important to note the following:

o Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a Special DCA program. You can, however, continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account at which point transfers into the Protection with Investment Performance account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment Performance account.

o Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GIB. An Excess withdrawal that reduces your Protection with Investment Performance account value to zero will cause your GIB to terminate.

In order to fund your Guaranteed income benefit, you must make contributions or transfers to the Protection with Investment Performance



                                               CONTRACT FEATURES AND BENEFITS 56
account. All allocations to the Protection with Investment Performance account must be made in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance account value be allocated according to certain category and investment option limits. IF YOU ALLOCATE MONEY TO THE "EQUITY" CATEGORY, YOUR ALLOCATION INSTRUCTIONS MUST INCLUDE AT LEAST A 40% MINIMUM ALLOCATION TO THE "FIXED INCOME" CATEGORY. This will also limit the amount that may be allocated to the "AXA Strategic Allocation" Category. For detailed information on how our Custom Selection Rules work, see "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.


For Series CP(R) contracts, any credit amounts attributable to your contributions allocated to the Protection with Investment Performance account are not included in your GIB benefit base. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your GIB benefit base.

The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) contract. Currently, the GIB is issued to owners age 20-75 (ages 20-70 for Series CP(R)) and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GIB will be issued based on the older owner's age. The GIB cannot be added to your contract later if you decide to opt-out.


You can drop your GIB at any time prior to funding your Protection with Investment Performance account. For all Series except Series C, if you fund your Protection with Investment Performance account at issue, you can drop your GIB provided that the contributions to the contract are no longer subject to withdrawal charges. If you fund your Protection with Investment Performance account after issue, you cannot drop the GIB until the later of (i) the contract date anniversary following the date the Protection with Investment Performance account is funded, and (ii) the expiration of all withdrawal charges. For Series C contracts, if you fund the Protection with Investment Performance account at issue, you can drop your GIB if your contract has been in force for at least four contract years. It is important to note that if you decide to drop your GIB, either before or after funding your Protection with Investment Performance account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

--------------------------------------------------------------------------------
The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you complete your application.
--------------------------------------------------------------------------------

When you purchase a contract with the GIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus.

If you have the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

GIB BENEFIT BASE


Your GIB has a benefit base. Your GIB benefit base is not an account value or cash value. The GIB benefit base is used to calculate your Lifetime GIB payments, your Annual withdrawal amount and the charge for the benefit. Your GIB benefit base is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

o Any amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

o Any transfers to the Protection with Investment Performance variable investment options; less

o A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

o "Deferral bonus Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
Either the Deferral bonus Roll-up amount or the Annual Roll-up amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and for the Annual Roll-up amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral bonus Roll-up amount and the Annual Roll-up amount are discussed later in this section.
--------------------------------------------------------------------------------

Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GIB BENEFIT BASE ON A PRO-RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.


On every contract date anniversary from your contract date up to the contract date anniversary following your 95th birthday or contract maturity (if earlier), your GIB benefit base will automatically reset to



57 CONTRACT FEATURES AND BENEFITS
equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The GIB benefit base reset is described in more detail below.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GIB. These amounts will be included in your GIB benefit base and will become part of your Protection with Investment Performance account value. See "Allocating your contributions" earlier in this section for more information.

For example:


You purchase a Retirement Cornerstone(R) -- Series B contract with an initial contribution of $100,000 and allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. Your initial GIB benefit base will be $60,000.


Provided you did not opt out of the GIB, you can fund your GIB benefit by allocating money to the Protection with Investment Performance variable investment options (either directly or through a special DCA program) immediately or at some later date. Allocations to the Protection with Investment Performance variable investment options also fund your Guaranteed minimum death benefit. Please note that all allocations to your Protection with Investment Performance account must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your "Deferral bonus Roll-up amount" and "Annual Roll-up amount" are described below. Your GIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your GIB benefit base. This includes credit amounts transferred from your Investment Performance account. Credits to your Investment Performance account are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your GIB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Investment Performance variable investment options. Your Investment Performance account is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Protection with Investment Performance variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). However, your Protection with Investment Performance account value would still increase by the transfer, which in this example is $5,000. For more information, see "Series CP(R) contracts and your Guaranteed benefit bases" below.


As discussed earlier in this section, your GIB benefit base is not an account value or cash value. As a result, the GIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.

You do not have an Annual withdrawal amount in the first contract year in which you fund your Protection with Investment Performance account. A withdrawal from your Protection with Investment Performance account in the first contract year in which you fund the Protection with Investment Performance account will reduce your GIB benefit base on a pro-rata basis. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GIB benefit base on a pro-rata basis. See "Annual withdrawal amount" later in this section.


ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GIB benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- it is called the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

o TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is only used to calculate amounts credited to your GIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount under the GIB.



                                               CONTRACT FEATURES AND BENEFITS 58

Beginning with the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your GIB benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral bonus Roll-up rate is variable and is tied to the Deferral Bonus Ten-Year Treasuries Formula Rate described below. The minimum Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protection with Investment Performance account. The Deferral bonus Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare a Deferral bonus Roll-up rate that is greater than 8%.

o DEFERRAL BONUS TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.50%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral bonus Roll-up rate will generally be 0.50% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus Roll-up rate may not always be 0.50% greater than the Annual Roll-up rate. In some cases, it may be more or less than 0.50% greater than the Annual Roll-up rate.

Examples:

o Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral bonus Roll-up rate would remain 4.25% having met the same guaranteed minimum.

o Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 7.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.75%. The Deferral bonus Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral bonus Roll-up rate to your GIB benefit base based on whether you have ever taken a withdrawal from the Protection with Investment Performance account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral bonus Roll-up rate will not be less than 4% or, if greater, the Deferral bonus Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral bonus rates that are then in effect for new business, those rates will be applicable for one contract year even if you fund your Guaranteed benefits later in that contract year. The new business rates are no longer applicable after the first contract year -- even if you fund your Guaranteed benefits after the first contract year.


75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the greater of the rates in effect on the date of the application or the rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix V later in this Prospectus.


Example:


     You sign your application for Retirement Cornerstone(R) Series contract on September 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on October 5th and the contract is issued the next day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.25% and 4.75%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.


These are your initial Annual Roll-up and Deferral bonus Roll-up rates and they will apply to your contract for one full contract year. In the next contract year, Renewal rates will apply.

RENEWAL RATES. As of the beginning of the contract year, starting with the second contract year, a new Annual Roll-up rate will apply to your contract. A new Deferral bonus Roll-up rate will also apply provided you have never taken a withdrawal from your Protection with Investment Performance account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up Rate) and Deferral bonus Ten-Year Treasuries Formula Rate (for the Deferral bonus Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral bonus Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.


59 CONTRACT FEATURES AND BENEFITS

Any transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program and any contribution amounts in a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral bonus Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you have the GIB, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate for your first contract year. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GIB after the first contract year, you can contact a Customer Service Representative or visit www.axa-equitable.com to find out the current Annual Roll-up rate and if applicable, the Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

--------------------------------------------------------------------------------
The Annual Roll-up rate is used to calculate your Annual withdrawal amount and the credit to your GIB benefit base if you have taken a withdrawal from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is used to calculate the credit to your GIB benefit base until a withdrawal is made.
--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT


The Annual Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base.

Your Annual Roll-up amount at the end of the contract year is calculated, as follows:

o     your GIB benefit base on the preceding contract date anniversary, multiplied by:

o the Annual Roll-up rate that was in effect on the first day of the contract year; less

o any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

o A pro-rated Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Roll-up amount is based on the number of days in the contract year after the contribution or transfer.


DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. The amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base. Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

o     your GIB benefit base on the preceding contract date anniversary, multiplied by:

o the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Deferral bonus Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

                      ----------------------------------

THE GIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.

GIB BENEFIT BASE RESET


Your GIB benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier.

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your GIB benefit base reset.

If a reset is not applicable on your contract date anniversary, the GIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GIB benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.



                                               CONTRACT FEATURES AND BENEFITS 60

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE GIB IF THE GIB BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your GIB benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase has been declared. If you do not want your fee to increase, you must notify us in writing at least 30 days prior to the contract date anniversary that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee will apply upon the next reset.

If we do not increase the charge for the GIB when the GIB benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher GIB benefit base. See "Charges and expenses" later in this Prospectus for more information.



ANNUAL WITHDRAWAL AMOUNT


(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year beginning with the contract year that follows the contract year in which the Protection with Investment Performance account is funded, and is equal to:

o     the Annual Roll-up rate in effect at the time, multiplied by;

o     the GIB benefit base as of the most recent contract date anniversary.

Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB benefit base and adversely affecting your Lifetime GIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GIB BENEFIT BASE AND LIFETIME GIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT TO ZERO WILL CAUSE YOUR GIB TO TERMINATE. You do not have an Annual withdrawal amount in the contract year in which you fund the Protection with Investment Performance account. For a state-by-state description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix IV later in this Prospectus.


A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded will reduce your GIB benefit base on a pro-rata basis. The portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protection with Investment Performance account in that contract year, will always reduce your GIB benefit base on a pro-rata basis. This is referred to as an "Excess withdrawal". The reduction of your GIB benefit base on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current GIB benefit base by the same percentage. A pro-rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protection with Investment Performance account value is less than the benefit base. For an example of how a pro-rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section. A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL.


For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual GIB benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" later in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.


Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral bonus Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments" later in this section.



EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

Annual withdrawal amount.Assume you make a contribution of $200,000 and allocate $100,000 to your Protection with Investment Performance variable investment options and $100,000 to your Investment Performance variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protection with Investment Performance variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral bonus rate is 4.50% in each contract year. Accordingly, your GIB benefit base on your fifth contract date anniversary is $130,323.

The GIB benefit base of $130,323 is calculated as follows:

You start with $100,000 allocated to the Protection with Investment Performance variable investment options. This amount is your initial GIB benefit base.

-- The first Deferral bonus Roll-up amount increases your GIB benefit base to $104,500. ($100,000 + $4,500)

            $100,000 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $4,500 (Deferral bonus Roll-up amount)

-- The second Deferral bonus Roll-up amount increases your GIB benefit base to $109,202. ($104,500 + $4,702)

            $104,500 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $4,702 (Deferral bonus Roll-up amount)

-- Your $5,000 transfer from the Investment Performance account at the beginning of contract year three increases your GIB Benefit base to $114,202. ($109,202 + $5,000)

-- The third Deferral bonus Roll-up amount increases your GIB benefit base to $119,341. ($114,202 + $5,139)

            $114,202 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,139 (Deferral bonus Roll-up amount)

61 CONTRACT FEATURES AND BENEFITS

-- The fourth Deferral bonus Roll-up amount increases your GIB benefit base to $124,711. ($119,341 + $5,370)

            $119,341 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,370 (Deferral bonus Roll-up amount)

-- The fifth Deferral bonus Roll-up amount increases your GIB benefit base to $130,323. ($124,711 + $ 5,612)

            $124,711 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,612 (Deferral bonus Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,213, calculated as follows:

o $130,323 (GIB benefit base as of your most recent contract date anniversary MULTIPLIED BY:

o     4% (your current Annual Roll-up rate) EQUALS:

o     $5,213

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount.

Annual Roll-up amount and annual benefit base adjustment. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protection with Investment Performance variable investment options, making your current GIB benefit base after the contribution $140,323. Also assume that you withdraw your full Annual withdrawal amount of $5,213 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

o     4% (your current Annual Roll-up rate) MULTIPLIED BY

o $130,323 (your GIB benefit base as of your most recent contract date anniversary) MINUS

o     $5,213 (the Annual withdrawal amount, which was withdrawn); plus

o $240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

o     EQUALS $240

                      ----------------------------------

* This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year six terminated the Deferral bonus Roll-up rate. Therefore on the sixth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GIB benefit base is $140,563.

Effect of an Excess withdrawal. In contract year six, assume instead that you make a withdrawal of $8,213 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,213 ($8,213 - $5,213 = $3,000). Further, assume that your Protection with Investment Performance account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB benefit base on a pro-rata basis. Accordingly, your GIB benefit base is reduced by $4,209 at the time of the withdrawal, calculated as follows:

o     $140,323 (your current GIB benefit base: $130,323 + $10,000) MULTIPLIED BY

o 3% (the percentage of your current Protection with Investment Performance account value that was withdrawn in excess of your Annual withdrawal amount) EQUALS

o     $4,209.

On your sixth contract date anniversary, your adjusted GIB benefit base is $136,354, calculated as follows:

o     $136,114 (your GIB benefit base adjusted to reflect the Excess withdrawal:
      $140,323 - $4,209 = $136,114) PLUS

o     $240 (your Annual Roll-up amount) EQUALS

o     $136,354.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.


LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

(i) the next contract year following the date your Protection with Investment Performance account value falls to zero (except as the result of an Excess withdrawal);

(ii)  the contract date anniversary following your 95th birthday; and

(iii) your contract's maturity date.


Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Protection with Investment Performance account value falling to zero (due to either a withdrawal of an amount up to your Annual withdrawal amount or the deduction of charges) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Poor investment performance of the Protection with Investment Performance variable investment options may contribute to your Protection with Investment Performance account value falling to zero. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) Series contract, the calculation of the payments is not impacted.


For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. The joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.

Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Protection with Investment Performance account value is zero as described above, we will use your GIB benefit base as of the day your Protection with Investment Performance account value was reduced to zero. On the day your Protection with Investment Performance account value is reduced to zero, we calculate your GIB benefit base using the same formula described under "GIB


                                               CONTRACT FEATURES AND BENEFITS 62
benefit base" earlier in this section. Please note that there is no pro-rata Annual Roll-up amount added to your GIB benefit base on the day your Protection with Investment Performance account value is reduced to zero. Annual Roll-up amounts are only added to your GIB benefit base at the end of the contract year.

Example:

     Assume your Protection with Investment Performance account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GIB benefit base is $100,000. If there were no contributions or transfers to the Protection with Investment Performance account or any excess withdrawals during that contract year, the GIB benefit base on the day your Protection with Investment Performance account value was reduced to zero would be $100,000.

If your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add the Annual Roll-up amount to your GIB benefit base.

The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as of the date your Protection with Investment Performance account value goes to zero or at contract maturity, as follows:

--------------------------------------------------------------------------------
 AGE                            SINGLE LIFE                     JOINT LIFE
--------------------------------------------------------------------------------
Up to age 85                    4%                              3.25%
Ages 86-94                      5%                              4%
Age 95                          6%                              4.50%
--------------------------------------------------------------------------------

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have no Investment Performance account value, the following applies:

(i) We will issue a supplementary contract with the same owner and beneficiary.

(ii) We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii) If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving your Lifetime GIB payments. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv) If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(v) If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vi) If you were not taking withdrawals, and your Protection with Investment Performance account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vii) Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Protection with Investment Performance account value goes to zero.

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have Investment Performance account value, the following applies:

(i) We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii) We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii) If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv) If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(v) If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi) If you were not taking withdrawals, and your Protection with Investment Performance account value is reduced to zero on your



63 CONTRACT FEATURES AND BENEFITS
       contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.


(vii) Your Lifetime GIB payment will not reduce your Investment Performance account value.

(viii) Your Guaranteed minimum death benefit will be terminated once your Protection with Investment Performance account value goes to zero.


(ix) Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) contract until your Investment Performance account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.

If your Protection with Investment Performance account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the owner reaching age 95, whichever is sooner, the following applies:


(i) We will issue a supplementary contract with the same owner and beneficiary;

(ii)   Your Lifetime GIB payments will be equal to the greater of:


       o your Protection with Investment Performance account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

       o the GIB benefit base applied to the flat percentage discussed above in this section;

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Protection with Investment Performance account value would receive the greater of the following:

(i) Current annuitization factors (which are subject to change) applied to his $50,000 Protection with Investment Performance account value, which currently equals a monthly payment of $1,065, or

(ii) The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i) Any Investment Performance account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii) Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment Performance account value will be terminated.

If you have the GIB and your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.

Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Protection with Investment Performance account value falls to zero, and (ii) a contract owner reaches age 95.


DEATH BENEFIT


For the purposes of determining the death benefit under your Retirement Cornerstone(R) Series contract, we treat your Investment Performance account and any Guaranteed minimum death benefit funded by your Protection with Investment Performance account differently.


The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protection with Investment Performance account will be based on the greater of (i) your Protection with Investment Performance account value, and (ii) the benefit base of your Guaranteed minimum death benefit.


The total death benefit under your Retirement Cornerstone(R) contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protection with Investment Performance account, your death benefit will be based on your Investment Performance account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protection with Investment Performance account and had no Investment Performance account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment Performance account and a Guaranteed minimum death benefit that has been funded through allocations to the Protection with Investment Performance account. In that case, your beneficiaries would receive the Investment Performance account value, plus the value of your Guaranteed minimum death benefit.



GUARANTEED MINIMUM DEATH BENEFITS


At issue, if you are age 0-75 (0-70 for Series CP(R)) you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protection with Investment Performance account:


o     Return of Principal death benefit; or

o     Highest Anniversary Value death benefit; or

o     The "Greater of" death benefit.


The "Greater of" death benefit can only be elected in combination with the GIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit



                                               CONTRACT FEATURES AND BENEFITS 64
will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) contract.


When you have a GMDB, you can allocate your contributions to any of the following:

o     Protection with Investment Performance variable investment options

o     Investment Performance variable investment options

o     Guaranteed interest option

o The account for special dollar cost averaging (Series B and L contracts only)


o The account for special money market dollar cost averaging (Series CP(R) and C contracts only)


Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options will fund your GMDB. These amounts will be included in your respective GMDB benefit base and will become part of your Protection with Investment Performance account value.


For Series CP(R) contracts, any credit amounts attributable to your contributions allocated to the Protection with Investment Performance account are not included in your respective GMDB benefit base. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your GMDB benefit base. Credit amounts to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your GMDB benefit base. All transfers, however, will increase your Protection with Investment Performance account value by the amount of the transfer.


Your death benefit in connection with your Protection with Investment Performance account is equal to one of the following -- whichever provides a higher amount:

o Your Protection with Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

o Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges).


RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

o Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

o Any amounts transferred to the Protection with Investment Performance variable investment options, less

o A deduction that reflects any withdrawals you make from the Protection with Investment Performance variable investment options or from amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options (including any withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III later in this Prospectus for an example of how the Return of Principal benefit base is calculated.


HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protection with Investment Performance account.

If you have not taken a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:


o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus


o Any amounts contributed to a Special DCA that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

o Any amounts transferred to the Protection with Investment Performance variable investment options.

                                     -OR-

o Your highest Protection with Investment Performance account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions either directly or through a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base will be reduced on a pro-rata basis (including any applicable withdrawal charges). Reduction on a pro-rata basis means that we calculate the percentage of your Protection with Investment Performance account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


65 CONTRACT FEATURES AND BENEFITS

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

o Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protection with Investment Performance variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

                                     -OR-

o Your highest Protection with Investment Performance account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions to a Special DCA program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).


For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Highest Anniversary Value benefit base. Please note, however, that credit amounts are not part of the Highest Anniversary Value benefit base until a reset occurs.


Please see Appendix II later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.


"GREATER OF" DEATH BENEFIT

Your "Greater of" guaranteed minimum death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

o The benefit base computed for the Highest Anniversary Value death benefit (described immediately above); and

o     The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program; plus

o Any amounts contributed to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options; plus


o Any amounts transferred to the Protection with Investment Performance variable investment options; less


o A deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

o Any "Deferral bonus Roll-up amount" or "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount. (Withdrawal charges do not apply to amounts withdrawn up to the Annual withdrawal amount.)

--------------------------------------------------------------------------------
Either the Deferral bonus Roll-up amount or the Annual Roll-up amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and for the Annual Roll-up amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral bonus Roll-up amount and the Annual Roll-up amount are discussed later in this section.
--------------------------------------------------------------------------------


In order to select the "Greater of" death benefit, you must also have the GIB. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, and until the contract year following age 85, if your Lifetime GIB payments under the GIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO-RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

On every contract date anniversary from your contract date up to the contract date anniversary following your 85th birthday or contract maturity, if earlier, your Roll-up to age 85 benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The Roll-up to age 85 benefit base reset is described in more detail below.


For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

                      ----------------------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- the "Deferral bonus Roll-up rate," described below.



                                               CONTRACT FEATURES AND BENEFITS 66

DEFERRAL BONUS ROLL-UP RATE

The Deferral bonus Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account.

Beginning in the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL BONUS ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL BONUS ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Deferral bonus Ten-Year Treasuries Rate Formula. See "Deferral bonus Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES. The new business Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the new business rates we set for the GIB. The new business rates are no longer applicable after the first contract year -- even if you fund your Guaranteed benefits after the first contract year. See "New business rates" under Guaranteed income benefit in "Contract features and benefits" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GIB, the 75 day rate lock in applies to both the Annual Roll-up rate and Deferral bonus Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed income benefit" in "Contract features and benefits."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GIB. For more information, see "Renewal rates" under "Guaranteed income benefit" in "Contract features and benefits."

NOTIFICATION OF RENEWAL RATES. If you have the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate for your first contract year. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GIB) after the first contract year, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.


ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

o Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

o The Annual Roll-up rate that was in effect on the first day of the contract year; less

o Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

o A pro-rated Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus


o A pro-rated Roll-up amount for any transfer from the Investment Performance variable investment options and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Roll-up amount for any contribution amounts to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.


A pro-rated Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro-rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.

DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE
ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking



67 CONTRACT FEATURES AND BENEFITS
into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract, and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral bonus Roll-up amount ends on the contract date anniversary following the owner reaching age 85.


Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

o your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

o the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Deferral bonus Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a pro-rated portion of the Deferral bonus Roll-up amount will be added to the Roll-up to age 85 benefit base.


ROLL-UP TO AGE 85 BENEFIT BASE RESET

This section describes how the Roll-up to age 85 benefit base reset works in connection with the calculation of your "Greater of" death benefit.


Your Roll-up to age 85 benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier.

For Series CP(R) contracts, any credit amounts that are part of your Protection with Investment Performance account value are included in the calculation of your Roll-up to age 85 benefit base reset.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE "GREATER OF" DEATH BENEFIT IF THE ROLL-UP TO AGE 85 BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your Roll-up to age 85 benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase for the "Greater of" death benefit has been declared. If you do not want your fee to increase, you must notify us in writing at least 30 days prior to the contract date anniversary that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee for the "Greater of" death benefit will apply upon the next reset.


If we do not increase the charge for the "Greater of" death benefit when the Roll-up to age 85 benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.


ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you have the "Greater of" death benefit and the GIB, both your Roll-up to age 85 benefit base and GIB benefit base are calculated the same way until age
85. Therefore, your Roll-up to age 85 benefit base and GIB benefit base are equal until age 85. On the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and
(iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protection with Investment Performance account, if Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro-rata basis. A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded is an Excess withdrawal. A withdrawal that causes your Protection with Investment Performance account value to go to zero will terminate your "Greater of" death benefit.

The reduction of your Roll-up to age 85 benefit base on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro-rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protection with Investment Performance account value is less than



                                               CONTRACT FEATURES AND BENEFITS 68
the Roll-up to age 85 benefit base. For an example of how pro-rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

--------------------------------------------------------------------------------
If you have both the GIB and the "Greater of" death benefit, the GIB benefit base and the Roll-up to age 85 death benefit base are equal until age 85. Beginning on the contract date anniversary following age 85, your Roll-up to age 85 benefit base that is part of your "Greater of" Guaranteed minimum death benefit, will (i) no longer roll up; (ii) no longer be eligible for resets; and be reduced dollar-for dollar by withdrawals up to your Annual withdrawal amount.
--------------------------------------------------------------------------------

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix II later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.

                      ----------------------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix V later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.



SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES


Any credit amounts attributable to your contributions are not included in your GIB and GMDB benefit bases. If you decide to transfer amounts from your Investment Performance account to your Protection with Investment Performance variable investment options, only amounts representing contributions and earnings will increase your benefit bases. Credits to your Investment Performance account are considered transferred first, though any amount of that transfer that represents a Credit will be excluded from your Guaranteed benefit bases. All transfers, however, will increase your Protection with Investment Performance account value by the total amount of the transfer.

For example:


On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000. Your contract is issued with the GIB and the Return of Principal death benefit. You allocate the entire $100,000 contribution to the Investment Performance variable investment options and $0 to the Protection with Investment Performance variable investment options. In effect, you have not started to fund your Guaranteed benefits.


The Credit applied to your contract is $4,000 ($100,000 x 4%), resulting in an initial Investment Performance account value of $104,000.

On December 15th, you decide to fund your Guaranteed benefits by transferring $10,000 to the Protection with Investment Performance variable investment options. After that transfer, your Protection with Investment Performance account value would be $10,000, but your GIB benefit base and Return of Principal benefit base would both be $6,000. ($10,000 - $4,000). This is because Credits to your Investment Performance account are always considered transferred first.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protection with Investment Performance account will reduce your Guaranteed benefit bases on a pro-rata basis. Reduction on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.


For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protection with Investment Performance account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).


A pro-rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro-rata basis and your Protection with Investment Performance account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Protection with Investment Performance account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

Withdrawals from your Protection with Investment Performance account always reduce your Highest Anniversary Value benefit base and Return of Principal benefit base on a pro-rata basis, as described above.

Withdrawals affect your GIB benefit base and Roll-up to age 85 benefit base, as follows:

o A withdrawal from your Protection with Investment Performance account in the contract year in which you first fund your Protection with Investment Performance account will reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis.


69 CONTRACT FEATURES AND BENEFITS

o Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base.

o Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account and until the contract date anniversary after age 85, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

o Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.


o The portion of a withdrawal in excess of your Annual withdrawal amount ("Excess withdrawal") will always reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protection with Investment Performance account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protection with Investment Performance account in that contract year will reduce the GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis.


Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.


DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protection with Investment Performance account. If you have not funded your Protection with Investment Performance account, we call this a "pre-funding" drop or change. If you have funded your Protection with Investment Performance account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.


PRE-FUNDING DROP OR CHANGE


Prior to funding your Protection with Investment Performance account, you can drop your GIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GIB, the Guaranteed minimum death benefit cannot be changed without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits prior to funding your Protection with Investment Performance account.



POST-FUNDING DROP


Series B, CP(R) and L contracts


If you funded your Protection with Investment Performance account at issue and contributions to the contract are no longer subject to withdrawal charges, you have the option to drop both your GIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protection with Investment Performance account was funded, and (ii) the expiration of all withdrawal charges.

Series C contracts

If you funded your Protection with Investment Performance account at issue and your contract has been in force for four contract years, you have the option to drop both your GIB and Guaranteed minimum death benefit or in some cases, drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop or change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protection with Investment Performance account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protection with Investment Performance account or make a one-time transfer to the Investment Performance variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year.


For contracts with the GIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) contract and our rules for dropping and changing benefits if you have already funded your Protection with Investment Performance account.



INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


(Not available for Series CP(R) contracts)


THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continua-


                                               CONTRACT FEATURES AND BENEFITS 70
tion contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

o     beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

o eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.


When the Inherited IRA beneficiary continuation contract is owned by an IRA beneficiary:


o The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return.


When the Inherited IRA beneficiary continuation contract is owned by a Non-spousal Applicable Plan beneficiary:


o The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o     There are no subsequent contributions.

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.


71 CONTRACT FEATURES AND BENEFITS

Features of the Inherited IRA beneficiary continuation contract which apply to either type of owner:


o The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

o     You may make transfers among the investment options, as permitted.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

o If you have the Return of Principal death benefit or the Highest Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

o The GIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

o When you die, we will pay your beneficiary the Investment Performance account value and the greater of the Protection with Investment Performance account value or the applicable death benefit.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix V later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.


We may require that you wait six months before you may apply for a contract with us again if:

o     you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.


                                               CONTRACT FEATURES AND BENEFITS 72

2. DETERMINING YOUR CONTRACT'S VALUE



--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protection with Investment Performance account value, and (ii) the Investment Performance account value. Your "Protection with Investment Performance account value" is the total value you have in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in a Special DCA program designated for the Protection with Investment Performance variable investment options. Your "Investment Performance account value" is the total value you have in: (i) the Investment Performance variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Investment Performance variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protection with Investment Performance variable investment options and Investment Performance variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro-rata portion of the annual administrative charge, as well as any optional benefit charges; and
(ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   operations expenses;

(ii)  administration expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:


(i) increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);


(ii)  decreased to reflect withdrawals (plus withdrawal charges, if applicable);
      or

(iii) increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(For Series B and Series L contracts only)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

o If you have Investment Performance account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

o Your Guaranteed minimum death benefit will terminate without value if your Protection with Investment Performance account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also have the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

o If you have the GIB and your Protection with Investment Performance account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

o If your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the


73 DETERMINING YOUR CONTRACT'S VALUE
contract or subsequent transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through a Special DCA program. If we exercise this right, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.


                                            DETERMINING YOUR CONTRACT'S VALUE 74

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS



--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

o     You may not transfer any amount to a Special DCA program.

o Amounts allocated to the Investment Performance variable investment options or guaranteed interest option can be transferred among the Investment Performance variable investment options. Also, amounts allocated to the Investment Performance variable investment options or the guaranteed interest option can be transferred to the Protection with Investment Performance variable investment options until the contract date anniversary following owner age 75, or if later, the first contract date anniversary. Transfers into your Protection with Investment Performance account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.

o Amounts invested in the Protection with Investment Performance variable investment options can only be transferred among the Protection with Investment Performance variable investment options. Transfers out of the Protection with Investment Performance variable investment options into the Investment Performance variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protection with Investment Performance account value must be withdrawn from the contract or transferred into the Investment Performance variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. YOU CAN, HOWEVER, CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT PERFORMANCE ACCOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT AT WHICH POINT TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protection with Investment Performance account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

o For amounts allocated to the Protection with Investment Performance variable investment options, you may make a transfer from one Protection with Investment Performance variable investment option to another Protection with Investment Performance variable investment option as follows:

      -- You may make a transfer within the same category provided the resulting allocation to the receiving Protection with Investment Performance variable investment option does not exceed the investment option maximum in place at the time of the transfer.

      -- You can make a transfer from a Protection with Investment Performance variable investment option in one category to a Protection with Investment Performance variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Protection with Investment Performance variable investment option are met. For detailed information regarding these rules, see "Category and investment option limits" under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

      -- You may also request a transfer that would reallocate your account value in the Protection with Investment Performance variable investment options based on percentages, provided those percentages are consistent with the category and Protection with Investment Performance variable investment option limits in place at the time of the transfer.

      -- In calculating the limits for any transfers among the Protection with Investment Performance variable investment options, we use the Protection with Investment Performance account value percentages as of the date prior to the transfer.

      -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

o We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.

o We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

o For transfer restrictions regarding disruptive transfer activity, see "Disruptive transfer activity" below.


75 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

o The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

      (a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

      (b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

      (c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number;

(2) the dollar amounts or percentages of your current applicable account value to be transferred; and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


                             TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 76

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING AMONG YOUR INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment Performance account value among your Investment Performance variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options. Option II allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment Performance account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment Performance variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protection with Investment Performance variable investment options. For information about rebalancing among the Protection with Investment Performance variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits."



SYSTEMATIC TRANSFER PROGRAM

Under the systematic transfer program, you may elect to have amounts from the Investment Performance variable investment options and the guaranteed interest option transferred to the Protection with Investment Performance variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

--------------------------------------------------------------------------------
Please check with your financial professional or one of our customer service representatives regarding the availability of our Systematic transfer program options.
--------------------------------------------------------------------------------

(i) Fixed dollar. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect.

(ii) Fixed percentage. Under this program, you can transfer a specified percentage of your Investment Performance account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Protection with Investment Performance account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.



77 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

(iii) Transfer the gains. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment Performance account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account as of the date of the transfer. If there are no gains in the Investment Performance account, a transfer will not occur.

(iv) Transfer the gains in excess of a specified percentage. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment Performance account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account in excess of a specified percentage. If there are no gains in the Investment Performance account, a transfer will not occur.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Investment Performance account, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Protection with Investment Performance account. All subsequent contributions made to the Investment Performance account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment Performance account will be withdrawn or transferred - gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment Performance account on the date of the transfer. For this purpose, "gains" is equal to the Investment Performance account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

o As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

o For Series CP(R) contracts, any credits that are applied to the Investment Performance account will not be part of the net contribution amount. The total amount of credit applied to the Investment Performance account will be considered transferred to the Protection with Investment Performance account first before any earnings are transferred under our Systematic transfer program.

o Each transfer will be pro-rated from all of your investment options in the Investment Performance account, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Investment Performance account value (including any amounts in the Special DCA program that are designated for future transfers to the Investment Performance account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment Performance variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

o Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be pro-rated from the Investment Performance variable investment options and the guaranteed interest option.

o All transfers to the Protection with Investment Performance variable investment options will be in accordance with your allocation instructions on file.

o An ad hoc transfer from the Investment Performance account to the Protection with Investment Performance account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

o You can only have one Systematic transfer program in effect at any one time.

o     You can cancel your Systematic transfer program at any time.

o Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

o The Systematic transfer program is available with any dollar cost averaging program available under your Retirement Cornerstone(R) contract.

o You can elect a rebalancing program for your Investment Performance account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment Performance account value.

o If all Guaranteed benefits are dropped post-funding of the Protection with Investment Performance account, your Systematic transfer program will be terminated.

o If we exercise our right to discontinue contributions and/or transfers to the Protection with Investment Performance variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protection with Investment Performance variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

o If you make a contribution to your Investment Performance account following your first withdrawal from the Protection with Investment Performance account, your Systematic transfer program will be terminated.



                             TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 78

4. ACCESSING YOUR MONEY



--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.


Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protection with Investment Performance variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protection with Investment Performance variable investment options. The first withdrawal from your Protection with Investment Performance account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for more information.

--------------------------------------------------------------------------------
                          METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                                                                Lifetime
                     Auto                           Pre-age     required
                     matic                          59-1/2        mini-
                     pay-                            sub-          mum
                     ment                Syste-   stantially    distribu-
 Contract(1)       plans(2)   Partial   matic(3)     equal        tion
--------------------------------------------------------------------------------
NQ                    Yes       Yes        Yes        No           No
--------------------------------------------------------------------------------
Traditional IRA       Yes       Yes        Yes        Yes          Yes
--------------------------------------------------------------------------------
Roth IRA              Yes       Yes        Yes        Yes          No
--------------------------------------------------------------------------------
Inherited IRA         No        Yes        No         No         Yes(4)
--------------------------------------------------------------------------------
QP(5)                 Yes       Yes        No         No           Yes
--------------------------------------------------------------------------------


(1) Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.


(2)   Available for contracts with GIB only.

(3) Available for withdrawals from your Investment Performance variable investment options and guaranteed interest option only.

(4) The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(5) All payments are made to the plan as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.



AUTOMATIC PAYMENT PLANS
(For contracts with GIB)

You may take automatic withdrawals from your Protection with Investment Performance account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning after the first contract date anniversary. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

If you take a partial withdrawal from your Protection with Investment Performance account while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


MAXIMUM PAYMENT PLAN

If you have funded the GIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Protection with Investment Performance account in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.


CUSTOMIZED PAYMENT PLAN


--------------------------------------------------------------------------------
Please check with your financial professional or one of our customer service representatives regarding the availability of our Customized payment plan options.
--------------------------------------------------------------------------------

If you have funded the GIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Currently, any of the following five Customized payment plan options can be elected. For options that are based on a withdrawal percentage, the specified percentage is applied to your GIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.



79 ACCESSING YOUR MONEY

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

(i) Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii) Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii) Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv) Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v) Fixed dollar amount or fixed percentage from both your Protection with Investment Performance account and your Investment Performance account:
      You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protection with Investment Performance account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment Performance account. If in any contract year there is insufficient value in the Investment Performance account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment Performance account as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VII later in this Prospectus.


PARTIAL WITHDRAWALS AND SURRENDERS
(All contracts)

You may take partial withdrawals from your contract at any time. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Investment Performance variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment Performance account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C which has no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Investment Performance account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. If you have also elected a GIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However,



                                                         ACCESSING YOUR MONEY 80
you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Traditional IRA and Roth IRA contracts only)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protection with Investment Performance account or the Investment Performance account. This option is not available if your Total account value is split between the Protection with Investment Performance account and the Investment Performance account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.


If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protection with Investment Performance account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro-rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59-1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or (iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month.We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract.We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE GUARANTEED BENEFIT BASE(S), AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA and QP contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under defined benefit QP contracts.

You may elect this service in the calendar year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities


81 ACCESSING YOUR MONEY

(traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70-1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

--------------------------------------------------------------------------------
For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on RMD payments if you are enrolled in our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Protection with Investment Performance account and Investment Performance account values are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" death benefit) on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro-rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Protection with Investment Performance account may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protection with Investment Performance account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protection with Investment Performance account made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protection with Investment Performance variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protection with Investment Performance account will be treated as an Excess withdrawal.


HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro-rata basis only from your Protection with Investment Performance variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro-rata basis from your Protection with Investment Performance variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program.

Substantially equal withdrawals are taken on a pro-rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protection with Investment Performance account value and the Investment Performance account value, your substantially equal withdrawals will be taken on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from a Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any



                                                         ACCESSING YOUR MONEY 82
amounts withdrawn from a Special DCA program that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1) Take the entire withdrawal on a pro-rata basis from the Protection with Investment Performance variable investment options; or

(2) Take the entire withdrawal from the Investment Performance account value, specifying which Investment Performance variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3) Request a certain portion of the withdrawal to be taken from the Protection with Investment Performance variable investment options and take the remaining part of the withdrawal from the Investment Performance variable investment options. You must specify the investment options for the Investment Performance account value. The withdrawal from the Protection with Investment Performance variable investment options will be taken on a pro-rata basis.

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.



WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

o Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protection with Investment Performance account value falls to zero.

o If you do not have the GIB or have not yet funded it, the following applies:

      -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

      -- we reserve the right to terminate the contract and any applicable Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

      -- we reserve the right to terminate your contract and any applicable Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Protection with Investment Performance account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)   the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.


Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic



83 ACCESSING YOUR MONEY
payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have the GIB or a Guaranteed minimum death benefit, your contract may have both a Protection with Investment Performance account value and an Investment Performance account value. If there is a Protection with Investment Performance account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.


In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protection with Investment Performance account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment Performance account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------------------------------
Fixed annuity payout options   Life annuity
                               Life annuity with period certain
                               Life annuity with refund certain
                               Period certain annuity
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


                                                         ACCESSING YOUR MONEY 84

PARTIAL ANNUITIZATION. Beginning January 1, 2011, partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed income benefit under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protection with Investment Performance account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.



ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Investment Performance account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GIB, the following applies on the maturity date:

o For amounts allocated to your Investment Performance account, you may select an annuity payout option or take a lump sum payment.

o If you do not make an election for your Protection with Investment Performance account value on your maturity date, we will apply the Protection with Investment Performance account value to either (a) or (b) below, whichever provides a greater payment:

      (a) a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

      (b) a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Protection with Investment Performance account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Investment Performance account, you must select an annuity payout option or take a lump sum payment.


85 ACCESSING YOUR MONEY

5. CHARGES AND EXPENSES



--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

o     An operations charge

o     An administration charge

o     A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

o On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protection with Investment Performance variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:


  Series B:          0.80%
  Series CP(R):      0.95%
  Series L:          1.10%
  Series C:          1.10%


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ACCOUNT VALUE CHARGES


ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:


  Series B:          0.30%
  Series CP(R):      0.35%
  Series L:          0.30%
  Series C:          0.25%


DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:


  Series B:          0.20%
  Series CP(R):      0.25%
  Series L:          0.25%
  Series C:          0.35%


ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day


                                                         CHARGES AND EXPENSES 86
of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment Performance variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro-rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protection with Investment Performance variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE


Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.


WITHDRAWAL CHARGE


(For Series B, Series CP(R) and Series L contracts only)


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.


The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                     WITHDRAWAL CHARGE AS A % OF CONTRIBUTION
                                   CONTRACT YEAR
--------------------------------------------------------------------------------
               1       2    3    4   5      6    7   8      9   10
--------------------------------------------------------------------------------
Series B       7%     7%   6%   6%   5%    3%   1%   0%(1) --   --
--------------------------------------------------------------------------------
Series L       8%     7%   6%   5%   0%(2) --   --   --    --   --
--------------------------------------------------------------------------------
Series CP(R)   8%     8%   7%   6%   5%    4%   3%   2%    1%   0%(3)
--------------------------------------------------------------------------------
Series C       --(4)  --   --   --   --    --   --   --    --   --
--------------------------------------------------------------------------------


(1) Charge does not apply in the 8th and subsequent contract years following contribution.

(2) Charge does not apply in the 5th and subsequent contract years following contribution.

(3) Charge does not apply in the 10th and subsequent contract years following contribution.

(4)   Charge does not apply to Series C contracts.


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your Total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Protection with Investment Performance and Investment Performance account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your Guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.


FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.


87 CHARGES AND EXPENSES

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT.   If you do not have a Guaranteed
benefit with your contract, your free withdrawal amount is equal to 10% of your Investment Performance account value at the beginning of the contract year.

FOR CONTRACTS WITH A GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you have Guaranteed minimum death benefit with your contract, but do not have the GIB, your free withdrawal amount is equal to 10% of your Investment Performance account value and 10% of your Protection with Investment Performance account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account value prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Investment Performance account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.


FOR CONTRACTS WITH GIB.   With respect to the Investment Performance account,
your free withdrawal amount is 10% of the Investment Performance account value at the beginning of the contract year.

With respect to the Protection with Investment Performance account, the free withdrawal amount is the GIB benefit base as of the most recent contract date anniversary multiplied by the Annual Roll-up rate in effect on the first day of the contract year. The Deferral bonus Roll-up rate is never used to determine the free withdrawal amount.

If you do not fund your GIB until after issue, there is no free withdrawal amount in connection with the Protection with Investment Performance account prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Investment Performance account in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR INVESTMENT PERFORMANCE ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Protection with Investment Performance account and a contribution into the Investment Performance account after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Investment Performance account and the Protection with Investment Performance account, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. There are specific circumstances (described below) under which the withdrawal charge will not apply. At any time after the first contract date anniversary, you may submit a claim to have the withdrawal charge waived if you meet certain requirements. You are not eligible to make a claim prior to your first contract date anniversary. Also, your claim must be on the specific form we provide for this purpose.

The withdrawal charge does not apply if:

(i) We receive proof satisfactory to us (including certification by a licensed physician) that an owner (or older joint owner, if applicable) is unable to perform three of the following "activities of daily living":

      -- "Bathing" means washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

      -- "Continence" means the ability to maintain control of bowel and bladder function; or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for catheter or colostomy bag).

      -- "Dressing" means putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

      -- "Eating" means feeding oneself by food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

      -- "Toileting" means getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

      -- "Transferring" means moving into or out of a bed, chair or wheelchair.

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less.

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      --    it provides continuous room and board to three or more persons;

      --    it is supervised by a registered nurse or licensed practical nurse;

      --    it keeps daily medical records of each patient;

      --    it controls and records all medications dispensed; and

      --    its primary service is other than to provide housing for residents.

Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from


                                                         CHARGES AND EXPENSES 88
your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.95% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.


If your Roll-Up to age 85 benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.10%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.


GUARANTEED INCOME BENEFIT CHARGE. If you have the GIB, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.95% of the GIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.


If your GIB benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.25%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.


                      ----------------------------------

For the Highest Anniversary Value death benefit, "Greater of" death benefit and GIB, we will deduct each charge from your Protection with Investment Performance variable investment options on a pro-rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the Special DCA program designated for the Protection with Investment Performance variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment Performance account value.

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year:

o     A death benefit is paid;

o     you surrender the contract to receive its cash value;

o     you annuitize your Protection with Investment Performance account value;

o you transfer 100% of your Protection with Investment Performance account value to the Investment Performance account (following the dropping of your Guaranteed benefits); or

o you withdraw 100% of your Protection with Investment Performance account value (following the dropping of your Guaranteed benefits).


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o     Management fees.

o     12b-1 fees (for certain variable investment options).

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(R) Credit feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing


89 CHARGES AND EXPENSES
charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


                                                         CHARGES AND EXPENSES 90

6. PAYMENT OF DEATH BENEFIT



--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Protection with Investment Performance account is equal to your Protection with Investment Performance account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the Protection with Investment Performance account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.


--------------------------------------------------------------------------------
When we use the terms "owner" and "joint owner", we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under "Beneficiary continuation option."

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.


91 PAYMENT OF DEATH BENEFIT

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.


If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.


If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.


SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

      -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

      -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

      -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.


      -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral bonus Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.


The GIB may continue, as follows:

o If the surviving spouse is the older spouse, the GIB (with its charge) continues with no change;

o If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, the GIB (with its charge) continue, as follows:


      (i) The surviving spouse may contribute and/or transfer amounts to the Protection with Investment Performance variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(R) contracts).


      (ii) The GIB benefit base will continue to roll up until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

o If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.


                                                     PAYMENT OF DEATH BENEFIT 92

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o     The withdrawal charge schedule, if applicable, remains in effect.

If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix V later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o     The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the Investment Performance variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

o The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

o If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

o The beneficiary may choose at any time to withdraw all or a portion of the Total account value and no withdrawal charges, if any, will apply.

o     Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY.   This feature, also
known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o     The beneficiary automatically replaces the existing annuitant.

93 PAYMENT OF DEATH BENEFIT

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the Investment Performance variable investment options but no subsequent contributions will be permitted.

o The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

o If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o     Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:


o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such Protection with Investment Performance account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.


o No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o     The account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                      ----------------------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.


                                                     PAYMENT OF DEATH BENEFIT 94

7. TAX INFORMATION



--------------------------------------------------------------------------------

OVERVIEW


In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.


Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be



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made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one or more of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. As of January 1, 2011, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.



WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.


TAXATION OF LIFETIME WITHDRAWALS IF YOU HAVE THE GIB

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")


1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


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Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o     on or after your death; or

o     because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59-1/2 will qualify for this exception.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o     Traditional IRAs, typically funded on a pre-tax basis; and

o     Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract



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features and benefits" earlier in this Prospectus. If you cancel a traditional
IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

o     "regular" contributions out of earned income or compensation; or

o     tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, the following Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution: Series L, Series CP(R), or Series C. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) Series B contract is $5,000, which is the same as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series B contract may be purchased through a regular contribution as well as direct transfer or rollover contribution.



REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2"catch-up" contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o     qualified plans;

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o     governmental employer 457(b) plans;

o     403(b) plans; and

o     other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o     Do it yourself:

      You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o     Direct rollover:

      You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o     hardship withdrawals; or

o     corrective distributions that fit specified technical tax rules; or

o     loans that are treated as distributions; or

o     death benefit payments to a beneficiary who is not your surviving spouse;
      or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o     regular contributions to a traditional IRA made after you reach age
      70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


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WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.



REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.


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DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM
DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER  RETIREMENT PLANS?
 No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary". PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.


SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


101 TAX INFORMATION



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EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o     made on or after your death; or

o     made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."


The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

o     regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


For Retirement Cornerstone(R) Series CP(R), Series L and Series C Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.



REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

With a Roth IRA, you can make regular contributions when you reach age 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements (IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS.  Same as traditional IRAs.

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DEDUCTIBILITY OF CONTRIBUTIONS.  Roth IRA contributions are not tax deductible.



ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o     another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan, beginning January 1, 2011 (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro-rata portion of the distribution is tax-free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.


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Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o     rollovers from a Roth IRA to another Roth IRA;

o     direct transfers from a Roth IRA to another Roth IRA;

o     qualified distributions from a Roth IRA; and

o     return of excess contributions or amounts recharacterized to a traditional
      IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o     you are age 59-1/2 or older; or

o     you die; or

o     you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)   All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

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EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


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8. MORE INFORMATION



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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in Class IA/A or Class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;


(6)   to restrict or eliminate any voting rights as to Separate Account No. 49;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8) to limit or terminate contributions or transfers into any of the variable investment options; and

(9)   to limit the number of variable investment options you may select.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions


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that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.


The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protection with Investment Performance variable investment options will be allocated to corresponding Investment Performance variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protection with Investment Performance account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

      --    on a non-business day;

      --    after 4:00 p.m. Eastern Time on a business day; or

      -- after an early close of regular trading on the NYSE on a business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent con-


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     tributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS AND TRANSFERS


o Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.



o Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.


o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o     the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment Performance account will apply.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The


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financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.


Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.


For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix V later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary and any payment of the Lifetime GIB amount will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protection with Investment Performance account to be paid an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced and a withdrawal charge may apply.


DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").



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AXA Equitable pays compensation to both Distributors based on contracts sold.
AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION.   AXA Equitable pays compensation to AXA Advisors
based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION.   AXA Equitable pays contribution-based and
asset-based compensation (together "compensation" ) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract's Total account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.



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AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS.
AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products such as Retirement Cornerstone(R) Series contracts on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities

First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.


111 MORE INFORMATION

Appendix I: Dropping or changing your Guaranteed benefits




--------------------------------------------------------------------------------
PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protection with Investment Performance account. In general, you can drop your GIB and change your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.



------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                     PRE-FUNDING DROP OF:       YOUR OPTION(S) OR RESULT        FOLLOWING THE DROP OR CHANGE
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   You can change your death       o   You can drop the Highest
                                                           benefit to the Highest Anni-        Anniversary Value death benefit,
o   Return of Principal                                    versary Value death benefit. If     either pre-funding or
    death benefit                                          you do not make this change,        post-funding.
                                                           the Return of Principal death
                                                           benefit will remain.            o   You can drop the Return of
                                                                                               Principal death benefit post-
                                                                                               funding only.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   You can keep your Highest       o   You can drop the Highest
                                                           Anniversary Value death             Anniversary Value death ben-
o   Highest Anniversary Value                              benefit.                            efit, either pre-funding or
    death benefit                                                                              post-funding.
                                                                    -or-
                                                                                           o   You can drop the Return of
                                                       o   You can change your death           Principal death benefit post-
                                                           benefit to the Return of Prin-      funding only.
                                                           cipal death benefit.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                o   The Return of Principal death   o   You can drop the Return of
                                                           benefit will automatically          Principal death benefit post-
o   Highest Anniversary         Both benefits              become your new guaranteed          funding only.
    Value death benefit                                    minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   By dropping your GIB, you are   o   You can drop the Highest
                                                           no longer eligible to have the      Anniversary Value death ben-
o   "Greater of" death benefit                             "Greater of" death benefit.         efit, either pre-funding or
                                                                                               post-funding.

                                                       o   You can change your death
                                                           benefit to the Highest Anni-    o   You can drop the Return of
                                                           versary Value death benefit. If     Principal death benefit post-
                                                           you do not make this change,        funding only.
                                                           the Return of Principal death
                                                           benefit will automatically
                                                           become your new guaranteed
                                                           minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                o   You can change your death       o   You can drop the Highest
                                                           benefit to the Highest Anni-        Anniversary Value death ben-
o   "Greater of" death benefit  Both benefits              versary Value death benefit. If     efit, either pre-funding or
                                                           you do not make this change,        post-funding.
                                                           the Return of Principal death
                                                           benefit will automatically      o   You can drop the Return of
                                                           become your new guaranteed          Principal death benefit post-
                                                           minimum death benefit.              funding only.
------------------------------------------------------------------------------------------------------------------------------------
o   Highest Anniversary         Highest Anniversary    o   The Return of Principal death   o   You can drop the Return of
    Value death benefit         Value death benefit        benefit will automatically          Principal death benefit post-
                                                           become your new guaranteed          funding only.
                                                           minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------------

                   APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS I-1

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                     PRE-FUNDING DROP OF:                   YOUR OPTION(S) OR RESULT   FOLLOWING THE DROP OR CHANGE
------------------------------------------------------------------------------------------------------------------------------------
o   Return of Principal death   Not Applicable: The Return of Prin-
    benefit                     cipal death benefit cannot be
                                dropped prior to funding the Pro-
                                tection with Investment
                                Performance account
------------------------------------------------------------------------------------------------------------------------------------

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protection with Investment Performance account. In general, you can drop both your GIB and Guaranteed minimum death benefit or, in some cases, drop your GIB and retain your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped without first dropping your GIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contracts features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protection with Investment Performance account.


------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                     POST-FUNDING DROP OF:(1)         YOUR OPTION(S) OR RESULT             FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   The Return of Principal death   o   You can drop the Return of
                                                           benefit will remain in effect.      Principal death benefit by
o   Return of Principal                                                                        notifying us and taking a full
    death benefit                                                                              withdrawal of your Protection
                                                                                               with Investment Performance
                                                                                               account value or making a
                                                                                               one-time transfer to the
                                                                                               Investment Performance vari-
                                                                                               able investment options and
                                                                                               the guaranteed interest
                                                                                               option.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                o   Your Guaranteed benefits will       Not Applicable.
                                                           terminate by notifying us and
o   Return of Principal  Both benefits                     taking a full withdrawal of
    death benefit                                          your Protection with Invest-
                                                           ment Performance account
                                                           value or making a one-time
                                                           transfer to the Investment
                                                           Performance variable invest-
                                                           ment options and the
                                                           guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                  GIB                           o   Your Highest Anniversary        o   You can drop the Highest
                                                           Value death benefit remains         Anniversary Value death ben-
o   Highest Anniversary                                    in effect.                          efit by notifying us and taking
    Value death benefit                                                                        a full withdrawal of your Pro-
                                                                                               tection with Investment
                                                                                               Performance account value or
                                                                                               making a one-time transfer to
                                                                                               the Investment Performance
                                                                                               variable investment options
                                                                                               and the guaranteed interest
                                                                                               option.
------------------------------------------------------------------------------------------------------------------------------------

I-2 APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                     POST-FUNDING DROP OF:(1)         YOUR OPTION(S) OR RESULT            FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                    o   Your Guaranteed benefits will       Not Applicable.
                                                               terminate by notifying us and
o   Highest Anniversary         Both benefits                  taking a full withdrawal of
    Value death benefit                                        your Protection with Invest-
                                                               ment Performance account
                                                               value or making a one-time
                                                               transfer to the Investment
                                                               Performance variable invest-
                                                               ment options and the
                                                               guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                        o   By dropping your GIB, you are       You can drop the Return of
                                                               no longer eligible to have the      Principal death benefit at a
o   "Greater of" death benefit                                 "Greater of" death benefit.         later date.

                                                           o   The Return of Principal death
                                                               benefit will become your new
                                                               Guaranteed minimum death
                                                               benefit. The Return of Princi-
                                                               pal benefit base will equal all
                                                               contributions and transfers to
                                                               your Protection with Invest-
                                                               ment Performance account,
                                                               adjusted for withdrawals on a
                                                               pro-rata basis.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                    o   Your Guaranteed benefits will       Not Applicable.
                                                               terminate by notifying us and
o   "Greater of" death benefit  Both benefits                  taking a full withdrawal of
                                                               your Protection with Invest-
                                                               ment Performance account
                                                               value or making a one-time
                                                               transfer to the Investment
                                                               Performance variable invest-
                                                               ment options and the
                                                               guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
o   Highest Anniversary         Highest Anniversary        o   Your Guaranteed benefit will        Not Applicable.
    Value death benefit         Value death benefit            terminate by notifying us and
                                                               taking a full withdrawal of
                                                               your Protection with Invest-
                                                               ment Performance account
                                                               value or making a one-time
                                                               transfer to the Investment
                                                               Performance variable invest-
                                                               ment options and the
                                                               guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
o   Return of Principal         Return of Principal        o   Your Guaranteed benefit will        Not Applicable.
    death benefit               death benefit                  terminate by notifying us and
                                                               taking a full withdrawal of
                                                               your Protection with Invest-
                                                               ment Performance account
                                                               value or making a one-time
                                                               transfer to the Investment
                                                               Performance variable invest-
                                                               ment options and the
                                                               guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------

(1) When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year.


                   APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS I-3

Appendix II: Purchase considerations for QP contracts



--------------------------------------------------------------------------------

Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant suitability issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.


This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.

If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The Total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the Total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


Also, defined benefit plan trust owners will not be able to transfer ownership of the contract to an employee after the employee separates from service. All payments under the contract will be made to the defined benefit plan trust owner.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.


Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70-1/2, trustees should consider the following in connection with the GIB:

o whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

o that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and


o that if the Protection with Investment Performance account value goes to zero as provided under the contract, resulting payments will be made to the trustee and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


II-1 APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples



--------------------------------------------------------------------------------
Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit bases and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  GUARANTEED INCOME
                                                         GUARANTEED MINIMUM DEATH BENEFIT                               BENEFIT
                                ----------------------------------------------------------------------------------------------------
             PROTECTION WITH
               INVESTMENT
 END OF       PERFORMANCE       RETURN OF PRINCIPAL      HIGHEST ANNIVER-        ROLL-UP TO        "GREATER OF"      GIB BENEFIT
 CONTRACT       ACCOUNT            BENEFIT BASE         SARY VALUE BENEFIT         AGE 85          BENEFIT BASE          BASE
  YEAR          VALUE                                          BASE            BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------------------
  1          $103,000            $100,000(1)              $103,000(2)            $104,000          $104,000(5)         $104,000
------------------------------------------------------------------------------------------------------------------------------------
  2          $107,120            $100,000(1)              $107,120(2)            $108,160          $108,160(5)         $108,160
------------------------------------------------------------------------------------------------------------------------------------
  3          $113,547            $100,000(1)              $113,547(2)            $113,547(4)       $113,547(5)         $113,547
------------------------------------------------------------------------------------------------------------------------------------
  4          $120,360            $100,000(1)              $120,360(2)            $118,089          $120,360(6)         $118,089
------------------------------------------------------------------------------------------------------------------------------------
  5          $128,785            $100,000(1)              $128,785(2)            $122,813          $128,785(6)         $122,813
------------------------------------------------------------------------------------------------------------------------------------
  6          $126,210            $100,000(1)              $128,785(3)            $127,725          $128,785(6)         $127,725
------------------------------------------------------------------------------------------------------------------------------------
  7          $128,734            $100,000(1)              $128,785(3)            $132,834          $132,834(5)         $132,834
------------------------------------------------------------------------------------------------------------------------------------


The Protection with Investment Performance account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results. For example, at the end of contract year 1, the Protection with Investment Performance account value = $103,000 = $100,000 x (1+3.00%).

Your applicable death benefit in connection with the Protection with Investment Performance variable investment options is equal to the Protection with Investment Performance account value or the Guaranteed minimum death benefit base, if greater.


GUARANTEED INCOME BENEFIT


GIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. At the end of contract year 1, the GIB benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. For contract years 2, and 4 through 7, the GIB benefit base is equal to the previous year's GIB benefit base multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract year 3, the GIB benefit base is reset to the current Protection with Investment Performance account value. For contract year 6, the GIB benefit base is equal to the previous year's GIB benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. Please note that the GIB benefit base was eligible for a reset on the 6th contract date anniversary, but the Protection with Investment Performance account value was less than the GIB benefit base. As a result, there was no reset of the GIB benefit base.

For example:

o  At the end of contract year 3, the GIB benefit base = $113,547
   The GIB benefit base is being "reset" to equal the Protection with Investment Performance account value of $113,547.

o  At the end of contract year 4, the GIB benefit base = $118,089
   Calculated as follows: $113,547 x (1 + 4.00%) = $118,089


GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1) At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protection with Investment Performance account variable investment options.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2) At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protection with Investment Performance account value.

     For example:

  o At the end of contract year 2, the Highest Anniversary Value benefit base = $107,120, or the Protection with Investment Performance account value.

                            APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES III-1

(3) At the end of contract year 6 through 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protection with Investment Performance account value.

     For example:

  o At the end of contract year 6, the Highest Anniversary Value benefit base = $128,785, or the Highest Anniversary Value benefit base at the end of contract year 5.

ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. The Deferral bonus Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the minimum Deferral bonus Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral Bonus Roll-up rate of 4.00%]. At the end of contract years 2, and 4 through 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current Protection with Investment Performance account value. For contract year 6, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. Please note that the Roll-up to age 85 benefit base was eligible for a reset on the 6th contract date anniversary but the Protection with Investment Performance account value was less than the Roll-up to age 85 benefit base. As a result, there was no reset of the Roll-up to age 85 benefit base.

For example:

     o At the end of contract year 2, the Roll-up to age 85 benefit base = $108,160.

     Calculated as follows: $104,000 x (1 + 4.00%) = $108,160

(4) At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current account value.

     o At the end of contract year 3, the Roll-up to age 85 benefit base = $113,547.


     The Roll-up to age 85 benefit base is being "reset" to equal the Protection with Investment Performance account value of $113,547.


"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i.) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5) At the end of contract years 1 through 3 and 7, the "Greater of" death benefit base is based on the Roll-up to age 85 benefit base.

      For example:

     o  At the end of contract year 2, the "Greater of" death benefit =
        $108,160.

(6) At the end of contract years 4 through 6, the "Greater of" death benefit base is based on the Highest Anniversary Value benefit base.

     For example:

     o  At the end of contract year 4, the "Greater of" death benefit =
        $120,360.

III-2 APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES

Appendix IV: Hypothetical illustrations



--------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                    BENEFITS


The following tables illustrate the changes in account values (Investment Performance account value and Protection with Investment Performance account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R) and Series C). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protection with Investment Performance variable investment options, and $40,000 is allocated to the Investment Performance variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.36)%, 3.64% for the Series B Protection with Investment Performance variable investment options and (2.31)%, 3.69% for the Series B Investment Performance variable investment options; (2.71)%, 3.29% for the Series L Protection with Investment Performance variable investment options and (2.66)%, 3.34% for the Series L Investment Performance variable investment options; (2.61)%, 3.39% for the Series CP(R) Protection with Investment Performance variable investment options and (2.56)%, 3.44% for the Series CP(R) Investment Performance variable investment options; (2.76)%, 3.24% for the Series C Protection with Investment Performance variable investment options and (2.71)%, 3.29% for the Series C Investment Performance variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protection with Investment Performance account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit charge, the GIB charge, any applicable administrative charge and withdrawal charge. Please note that charges for the "Greater of" death benefit and GIB are always deducted from the Protection with Investment Performance account value.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Protection with Investment Performance account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.31% for the Protection with Investment Performance variable investment options (for each Series) and of 0.57% for the Investment Performance variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.50% for the Protection with Investment Performance variable investment options (for each Series) and 0.30% for the Investment Performance variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protection with Investment Performance variable investment options (for each Series) and 0.14% for the Investment Performance variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protection with Investment Performance variable investment options and Investment Performance variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-1

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS


VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES B
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT



--------------------------------------------------------------------------------
                                      PROTECTION WITH
                      INVESTMENT        INVESTMENT
        CONTRACT     PERFORMANCE        PERFORMANCE
  AGE     YEAR      ACCOUNT VALUE      ACCOUNT VALUE     CASH VALUE (+)
--------------------------------------------------------------------------------
                     0%        6%       0%       6%       0%        6%
--------------------------------------------------------------------------------
65       0        40,000     40,000   60,000  60,000   93,000     93,000
66       1        39,076     41,476   57,398  60,998   89,474     95,474
67       2        38,173     43,006   54,811  61,986   85,984     97,992
68       3        37,292     44,593   52,235  62,960   83,526    101,553
69       4        36,430     46,239   49,669  63,918   80,099    104,157
70       5        35,589     47,945   47,109  64,857   77,698    107,802
71       6        34,766     49,714   44,555  65,776   76,322    112,490
72       7        33,963     51,549   42,003  66,670   74,967    117,219
73       8        33,179     53,451   39,452  67,536   72,631    120,987
74       9        32,412     55,423   36,898  68,372   69,311    123,795
75      10        31,664     57,468   34,340  69,173   66,004    126,642
80      15        28,142     68,883   21,390  72,519   49,532    141,402
85      20        25,035     82,565    7,930  74,311   32,965    156,876
90      25        22,270     98,965        0  74,595   22,270    173,560
95      30        19,811    118,622        0  73,300   19,811    191,922
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             PROTECT                     GUARANTEE
             -------                     ---------
                                                  NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT      ANNUAL WITHDRAWAL
  AGE     DEATH BENEFIT           BASE               AMOUNT
--------------------------------------------------------------------------------
           0%        6%        0%        6%       0%        6%
--------------------------------------------------------------------------------
65       60,000    60,000    60,000    60,000       0          0
66       62,400    62,400    62,400    62,400   2,496      2,496
67       64,896    64,896    64,896    64,896   2,596      2,596
68       67,492    67,492    67,492    67,492   2,700      2,700
69       70,192    70,192    70,192    70,192   2,808      2,808
70       72,999    72,999    72,999    72,999   2,920      2,920
71       75,919    75,919    75,919    75,919   3,037      3,037
72       78,956    78,956    78,956    78,956   3,158      3,158
73       82,114    82,114    82,114    82,114   3,285      3,285
74       85,399    85,399    85,399    85,399   3,416      3,416
75       88,815    88,815    88,815    88,815   3,553      3,553
80      108,057   108,057   108,057   108,057   4,322      4,322
85      131,467   131,467   131,467   131,467   5,259      5,259
90            0   131,467         0   159,950  *7,394      6,398
95            0   131,467         0   194,604   7,394   **11,676
--------------------------------------------------------------------------------


(+) The Cash Values shown are equal to the Total account value, less (i) the total amount of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges.

*     Payments of $7,394 will continue as lifetime payments

**    Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

IV-2 APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS


VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES L
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT



--------------------------------------------------------------------------------
                                      PROTECTION WITH
                      INVESTMENT        INVESTMENT
        CONTRACT     PERFORMANCE        PERFORMANCE
  AGE     YEAR      ACCOUNT VALUE      ACCOUNT VALUE     CASH VALUE (+)
--------------------------------------------------------------------------------
                     0%        6%       0%       6%       0%        6%
--------------------------------------------------------------------------------
65       0        40,000    40,000    60,000  60,000   92,000     92,000
66       1        38,936    41,336    57,188  60,788   88,124     94,124
67       2        37,900    42,717    54,406  61,555   85,306     97,272
68       3        36,892    44,143    51,649  62,298   82,541    100,441
69       4        35,911    45,618    48,916  63,014   79,826    103,632
70       5        34,956    47,141    46,203  63,700   81,159    110,842
71       6        34,026    48,716    43,508  64,354   77,534    113,069
72       7        33,121    50,343    40,829  64,971   73,950    115,314
73       8        32,240    52,024    38,162  65,548   70,402    117,572
74       9        31,382    53,762    35,506  66,082   66,888    119,844
75      10        30,547    55,558    32,856  66,569   63,403    122,126
80      15        26,665    65,477    19,615  68,138   46,280    133,614
85      20        23,299    77,167     6,119  67,788   29,418    144,955
90      25        20,357    90,943         0  65,534   20,357    156,477
95      30        17,786   107,180         0  61,260   17,786    168,440
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             PROTECT                     GUARANTEE
             -------                     ---------
                                                  NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT     ANNUAL WITHDRAWAL
  AGE     DEATH BENEFIT           BASE               AMOUNT
--------------------------------------------------------------------------------
           0%        6%        0%        6%       0%        6%
--------------------------------------------------------------------------------
65       60,000    60,000    60,000    60,000       0          0
66       62,400    62,400    62,400    62,400   2,496      2,496
67       64,896    64,896    64,896    64,896   2,596      2,596
68       67,492    67,492    67,492    67,492   2,700      2,700
69       70,192    70,192    70,192    70,192   2,808      2,808
70       72,999    72,999    72,999    72,999   2,920      2,920
71       75,919    75,919    75,919    75,919   3,037      3,037
72       78,956    78,956    78,956    78,956   3,158      3,158
73       82,114    82,114    82,114    82,114   3,285      3,285
74       85,399    85,399    85,399    85,399   3,416      3,416
75       88,815    88,815    88,815    88,815   3,553      3,553
80      108,057   108,057   108,057   108,057   4,322      4,322
85      131,467   131,467   131,467   131,467   5,259      5,259
90            0   131,467         0   159,950  *7,394      6,398
95            0   131,467         0   194,604   7,394   **11,676
--------------------------------------------------------------------------------

(+) The Cash Values shown are equal to the Total account value, less (i) the total amount of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges.

*     Payments of $7,394 will continue as lifetime payments

**    Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-3

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
   BENEFITS


VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE - SERIES CP(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT



--------------------------------------------------------------------------------
                                      PROTECTION WITH
                      INVESTMENT        INVESTMENT
        CONTRACT     PERFORMANCE        PERFORMANCE
  AGE     YEAR      ACCOUNT VALUE      ACCOUNT VALUE     CASH VALUE (+)
--------------------------------------------------------------------------------
                     0%        6%       0%       6%       0%        6%
--------------------------------------------------------------------------------
  65        0     41,600     41,600   62,400  62,400   96,000     96,000
  66        1     40,535     43,031   59,586  63,321   92,121     98,352
  67        2     39,497     44,511   56,798  64,235   88,295    100,746
  68        3     38,486     46,042   54,033  65,130   85,519    104,172
  69        4     37,501     47,626   51,289  66,004   82,790    107,630
  70        5     36,541     49,265   48,563  66,855   80,104    111,119
  71        6     35,605     50,959   45,853  67,679   77,459    114,638
  72        7     34,694     52,712   43,156  68,473   74,850    118,185
  73        8     33,806     54,526   40,470  69,234   72,276    121,760
  74        9     32,940     56,401   37,791  69,958   69,731    125,360
  75       10     32,097     58,342   35,117  70,642   67,214    128,984
  80       15     28,164     69,091   21,727  73,310   49,890    142,401
  85       20     24,735     81,821    8,036  74,264   32,771    156,085
  90       25     21,723     96,896        0  73,543   21,723    170,439
  95       30     19,078    114,749        0  71,065   19,078    185,813
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             PROTECT                     GUARANTEE
             -------                     ---------
                                                  NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT     ANNUAL WITHDRAWAL
  AGE     DEATH BENEFIT           BASE               AMOUNT
--------------------------------------------------------------------------------
           0%        6%        0%        6%       0%        6%
--------------------------------------------------------------------------------
  65     60,000    60,000    60,000    60,000       0          0
  66     62,400    63,312    62,400    62,400   2,496      2,496
  67     64,896    64,896    64,896    64,896   2,596      2,596
  68     67,492    67,492    67,492    67,492   2,700      2,700
  69     70,192    70,192    70,192    70,192   2,808      2,808
  70     72,999    72,999    72,999    72,999   2,920      2,920
  71     75,919    75,919    75,919    75,919   3,037      3,037
  72     78,956    78,956    78,956    78,956   3,158      3,158
  73     82,114    82,114    82,114    82,114   3,285      3,285
  74     85,399    85,399    85,399    85,399   3,416      3,416
  75     88,815    88,815    88,815    88,815   3,553      3,553
  80    108,057   108,057   108,057   108,057   4,322      4,322
  85    131,467   131,467   131,467   131,467   5,259      5,259
  90          0   131,467         0   159,950  *7,394      6,398
  95          0   131,467         0   194,604   7,394   **11,676
--------------------------------------------------------------------------------


(+)   The Cash Values shown are equal to the Total account value, less (i) the total amount of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges.

*   Payments of $7,394 will continue as lifetime payments

**   Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

IV-4 APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS


VARIABLE DEFERRED ANNUITY
RETIREMENT CORNERSTONE(R) - SERIES C
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT



--------------------------------------------------------------------------------
                                      PROTECTION WITH
                      INVESTMENT        INVESTMENT
        CONTRACT     PERFORMANCE        PERFORMANCE
  AGE     YEAR      ACCOUNT VALUE      ACCOUNT VALUE     CASH VALUE (+)
--------------------------------------------------------------------------------
                     0%        6%       0%       6%        0%        6%
--------------------------------------------------------------------------------
 65         0     40,000     40,000   60,000  60,000    100,000  100,000
 66         1     38,916     41,316   57,158  60,758     96,074  102,074
 67         2     37,861     42,675   54,348  61,494     92,209  104,169
 68         3     36,835     44,079   51,565  62,204     88,401  106,283
 69         4     35,837     45,530   48,809  62,886     84,646  108,415
 70         5     34,866     47,027   46,075  63,536     80,940  110,564
 71         6     33,921     48,575   43,360  64,152     77,281  112,727
 72         7     33,002     50,173   40,663  64,731     73,665  114,904
 73         8     32,107     51,823   37,981  65,268     70,088  117,091
 74         9     31,237     53,528   35,310  65,760     66,547  119,288
 75        10     30,391     55,290   32,648  66,203     63,039  121,493
 80        15     26,460     65,003   19,370  67,529     45,830  132,533
 85        20     23,060     76,423    5,872  66,893     28,932  143,317
 90        25     20,096     89,850        0  64,305     20,096  154,155
 95        30     17,513    105,635        0  59,648     17,513  165,283
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             PROTECT                     GUARANTEE
             -------                     ---------
                                                  NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT     ANNUAL WITHDRAWAL
  AGE     DEATH BENEFIT           BASE               AMOUNT
--------------------------------------------------------------------------------
           0%        6%        0%        6%       0%        6%
--------------------------------------------------------------------------------
 65      60,000    60,000    60,000    60,000       0          0
 66      62,400    62,400    62,400    62,400   2,496      2,496
 67      64,896    64,896    64,896    64,896   2,596      2,596
 68      67,492    67,492    67,492    67,492   2,700      2,700
 69      70,192    70,192    70,192    70,192   2,808      2,808
 70      72,999    72,999    72,999    72,999   2,920      2,920
 71      75,919    75,919    75,919    75,919   3,037      3,037
 72      78,956    78,956    78,956    78,956   3,158      3,158
 73      82,114    82,114    82,114    82,114   3,285      3,285
 74      85,399    85,399    85,399    85,399   3,416      3,416
 75      88,815    88,815    88,815    88,815   3,553      3,553
 80     108,057   108,057   108,057   108,057   4,322      4,322
 85     131,467   131,467   131,467   131,467   5,259      5,259
 90           0   131,467         0   159,950  *7,394      6,398
 95           0   131,467         0   194,604   7,394   **11,676
--------------------------------------------------------------------------------


(+) The Cash Values shown are equal to the Total account value, less the total amount of the annual administrative charge, as well as any optional benefit charges.

*   Payments of $7,394 will continue as lifetime payments

**   Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE, INVESTMENT PERFORMANCE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-5

Appendix V: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.


STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



-------------------------------------------------------------------------------------------------------------------------------
STATE                 FEATURES AND BENEFITS                             AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
                                                                        If you reside in Arizona and you are age 65 or
ARIZONA               See "Your right to cancel within                  older at the time the contract is issued, you
                      a certain number of days"                         may return your Retirement Cornerstone(R) Series
                      in "Contract features and                         contract within 30 days from the date that you
                      benefits"                                         receive it and receive a refund of your Total
                                                                        account value. This is also referred to as the
                                                                        "free look" period.
-------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT           See "Charge for each additional                   The charge for transfers does not
                      transfer in excess of 12 transfers                apply.
                      per contract year" in "Fee table" and
                      "Transfer charge" in "Charges and
                      expenses"

                      See "Credits" (for Series CP(R)                   The following situation in which we
                      contracts only) in "Contract features             would normally recover the credits
                      and benefits" and "Your annuity                   does not apply:
                      payout options" in "Accessing your
                      money"                                            o    If you start receiving annuity payments
                                                                             within three years of making any
                                                                             contribution, we will recover the credit that
                                                                             applies to any contribution made within the
                                                                             prior three years.

                                                                        As a result of this, we will apply
                                                                        the contract's cash value, not the
                                                                        account value, to the supplementary
                                                                        contract for the periodic payments.

                                                                        Credits applied to contributions made
                                                                        within one year of death of the owner
                                                                        (or older joint owner, if applicable)
                                                                        will not be recovered. However, any
                                                                        applicable contract withdrawal
                                                                        charges will continue to apply to
                                                                        those contributions.

                      See "Disability, terminal illness, or             For Series B, CP(R) and L contracts:
                      confinement to a nursing home" under
                      "Withdrawal charge" in "Charges and               The withdrawal charge waiver under
                      expenses"                                         item (i) does not apply.

                                                                        For Series CP(R) contracts:

                                                                        The withdrawal charge waivers under
                                                                        items (ii) and (iii) do not apply in
                                                                        the first contract year.

                     See "Transfers of ownership,                       The following is added to this
                     collateral assignments, loans and                  section:
                     borrowing" in "More information"
                                                                        Your contract cannot be assigned to
                                                                        an institutional investor or
                                                                        settlement company, either directly
                                                                        or indirectly.
-------------------------------------------------------------------------------------------------------------------------------
FLORIDA               See "How you can purchase and                     In the second paragraph of this
                      contribute to your contract" in                   section, item (ii) regarding the
                      "Contract features and benefits"                  $2,500,000 limitation on
                                                                        contributions is deleted. The
                                                                        remainder of this section is
                                                                        unchanged.
-------------------------------------------------------------------------------------------------------------------------------



V-1 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
STATE                       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
FLORIDA               See "Credits (for Series CP(R)                    If you elect to receive annuity payments within
(CONTINUED)           contracts)" in "Contract fea-                     five years of the contract date, we will recover
                      tures and benefits"                               the credit that applies to any contribution made
                                                                        in those five years. If you elect to receive
                                                                        annuity payments after five years from the
                                                                        contract date and within three years of making
                                                                        any contribution, we will recover the credit
                                                                        that applies to any contribution made within the
                                                                        prior three years.

                      See "When to expect payments" in                  For any payment we defer for more than 30 days,
                      "Accessing your money"                            we will pay interest to that payment based on an
                                                                        annual interest rate that is equal to, or
                                                                        greater than, the Moody's Corporate Bond Yield
                                                                        Average Monthly Corporate Rate.

                      See "Selecting an annuity payout                  The following sentence replaces the first
                      option" under "Your annuity payout                sentence of the second paragraph in this
                      options" in "Accessing your money"                section:

                                                                        You can choose the date annuity payments begin
                                                                        but it may not be earlier than twelve months
                                                                        from the Retirement Cornerstone(R) Series
                                                                        contract date.

                      See "Your right to cancel within                  If you reside in Florida and you are age 65 and
                      a certain number of days" in                      older at the time the contract is issued, you
                      "Contract features and benefits"                  may cancel your variable annuity contract and
                                                                        return it to us within 21 days from the date
                                                                        that you receive it. You will receive an
                                                                        unconditional refund equal to the cash surrender
                                                                        value provided in the annuity contract, plus any
                                                                        fees or charges deducted from the contributions
                                                                        or imposed under the contract.

                                                                        If you reside in Florida and you are age 64 or
                                                                        younger at the time the contract is issued, you
                                                                        may cancel your variable annuity contract and
                                                                        return it to us within 14 days from the date
                                                                        that you receive it. You will receive an
                                                                        unconditional refund equal to your
                                                                        contributions, including any contract fees or
                                                                        charges.

                      See "Withdrawal charge" under                     If you are age 65 and older at the time your
                      "Charges that AXA Equitable                       contract is issued, the applicable withdrawal
                      deducts" in "Charges and                          charge will not exceed 10% of the amount
                      expenses"                                         withdrawn. In addition, no charge will apply
                                                                        after the end of the 10th contract year or 10
                                                                        years after a contribution is made, whichever is
                                                                        later.

                      See "Transfers of ownership,                      Your Guaranteed benefits will terminate with all
                      collateral assignments, loans                     transfers of ownership, even with a change of
                      and borrowing" in "More                           owner from a trust to an individual.
                      information"
-------------------------------------------------------------------------------------------------------------------------------
ILLINOIS              See "Selecting an annuity payout                  The following sentence replaces the first
                      option" under "Your annuity payout                sentence of the second paragraph in this
                      options" in "Accessing your money"                section:

                                                                        You can choose the date annuity payments begin
                                                                        but it may not be earlier than twelve months
                                                                        from your Retirement Cornerstone(R) Series
                                                                        contract date.

                      See "Credits (for Series CP(R)                    If you elect to receive annuity payments within
                      contracts)" in "Contract fea-                     five years of the contract date, we will recover
                      tures and benefits"                               the credit that applies to any contribution made
                                                                        in those five years. If you elect to receive
                                                                        annuity payments after five years from the
                                                                        contract date and within three years of making
                                                                        any contribution, we will recover the credit
                                                                        that applies to any contribution made within the
                                                                        prior three years.

                      See "When to expect payments" in                  For any payment we defer for more than 30 days,
                      "Accessing your money"                            we will pay interest to that payment based on an
                                                                        annual interest rate that is equal to, or
                                                                        greater than, the Moody's Corporate Bond Yield
                                                                        Average Monthly Corporate Rate.
-------------------------------------------------------------------------------------------------------------------------------



   APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                                                AND BENEFITS V-2

-------------------------------------------------------------------------------------------------------------------------------
STATE                       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
MONTANA               See "Appendix IV: Hypothetical                    The annuity purchase factors are applied on a
                      illustrations"                                    unisex basis in determining the amount payable
                                                                        under a Guaranteed benefit.
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK              See "Greater of" death benefit in                 The "Greater of" death benefit is not available.
                      "Definitions of key terms", in                    The only Guaranteed minimum death benefits that
                      "Guaranteed minimum death benefits"               are available are the Return of Principal death
                      and throughout this Prospectus.                   benefit and the Highest Anniversary Value death
                                                                        benefit. Both of these death benefits are
                                                                        available in combination with the Guaranteed
                                                                        income benefit. They are also available without
                                                                        the Guaranteed income benefit.

                      See "Guaranteed interest                          For Series CP(R) contracts only:
                      option" under "What are your                      The Guaranteed interest option is not available.
                      investment options under the
                      contract?" in "Contract
                      features and benefits"

                      See "Dollar cost averaging" in                    For Series CP(R) contracts only:
                      "Contract features and benefits"                  Investment Simplifier is not available.


                      See "Guaranteed income benefit"                   The issue ages for owners who elect the Highest
                      and "Guaranteed minimum death                     Anniversary Value death benefit with the GIB are
                      benefits" in "Contract features                   35-75 for all Series except Series CP(R)
                      and benefits"                                     (35-70). The issue ages for owners who elect the
                                                                        Highest Anniversary Value death benefit while
                                                                        opting out of the GIB are 0-75 for all Series
                                                                        except Series CP(R) (0-70). If you do not select
                                                                        the Highest Anniversary Value death benefit, the
                                                                        Return of Principal death benefit will be
                                                                        automatically issued with all eligible
                                                                        contracts. Eligible contracts are those that
                                                                        meet the owner and annuitant issue age
                                                                        requirements. Currently, ages 0-75 for all
                                                                        Series except Series CP(R) (0-70).

                      See "Guaranteed minimum death                     The charge for the Highest Anniversary Value
                      benefit charge" in "Fee                           death benefit is 0.35%.
                      Table" and "Highest Anniversary
                      death benefit" under
                      "Charges that AXA Equitable
                      deducts" in "Charges and
                      expenses."

                      See "Allocating your                              The Protection with Investment Performance
                      contributions" and "Guaranteed                    account can be funded at any time. However, the
                      income benefit" in "Contract                      first Deferral bonus Roll-up amount or Annual
                      features and benefits"                            Roll-up amount (as applicable) will be credited
                                                                        on the contract date anniversary that follows
                                                                        the owner's 50th birthday. See below for more
                                                                        details.

                      See "Credits" in "Contract                        For Series CP(R) contracts only:
                      features and benefits"                            The "Indication of Intent" approach to first
                                                                        year contributions in connection with the
                                                                        contribution crediting rate is not available.
-------------------------------------------------------------------------------------------------------------------------------



V-3 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
STATE                       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                If the owner (or older joint owner, if
(CONTINUED)                                                             applicable) dies during the one-year period
                                                                        following our receipt of a contribution to which
                                                                        a credit was applied, we will recover all or a
                                                                        portion of the amount of such Credit from the
                                                                        account value, based on the number of full
                                                                        months that elapse between the time we receive
                                                                        the contribution and the owner's (or older joint
                                                                        owner's, if applicable) death, as follows:



                                                                           Number of              Percentage of
                                                                            Months                   Credit
                                                                            ------                   ------
                                                                              0                       100%
                                                                              1                       100%
                                                                              2                       99%
                                                                              3                       98%
                                                                              4                       97%
                                                                              5                       96%
                                                                              6                       95%
                                                                              7                       94%
                                                                              8                       93%
                                                                              9                       92%
                                                                              10                      91%
                                                                              11                      90%
                                                                              12                      89%

                                                                        We will not recover the credit on subsequent
                                                                        contributions made within 3 years prior to
                                                                        annuitization.


                      See "Guaranteed income benefit"                   The Guaranteed income benefit is issued with all
                      in "Contract features                             eligible contracts unless you tell us you do not
                      and benefits"                                     want it (or "opt out").

                                                                        For Series B, Series L and Series C contracts:

                                                                                  Issue age: 35-75

                                                                        For Series CP(R) contracts:

                                                                                  Issue age: 35-70

                      See "GIB benefit base" under                      Your GIB benefit base stops "rolling up" on the
                      "Guaranteed income benefit"                       contract date anniversary following the owner's
                      in "Contract features and                         (or older joint owner's, if applicable) 90th
                      benefits"                                         birthday or at contract maturity, if earlier.

                                                                        Prior to the contract year in which the owner
                                                                        (or older joint owner, if applicable) reaches
                                                                        age 50, there is no crediting of the Deferral
                                                                        bonus Roll-up amount or Annual Roll-up amount to
                                                                        the GIB benefit base. Any Deferral bonus Roll-up
                                                                        amount or any Annual Roll-up amount will not be
                                                                        part of the GIB benefit base calculation until
                                                                        the contract year in which the owner (or older
                                                                        joint owner, if applicable) reaches age 50. The
                                                                        first Deferral bonus Roll-up amount and Annual
                                                                        Roll-up amount are calculated on the contract
                                                                        date anniversary preceding the owner's 50th
                                                                        birthday. The applicable amount is added to the
                                                                        GIB benefit base on the contract date
                                                                        anniversary that follows the owner's 50th
                                                                        birthday.

                                                                        For the GIB, there are caps on the GIB benefit
                                                                        base, which are based on a percentage of total
                                                                        contributions to the Protection with Investment
                                                                        Performance account:

                                                                        Initial Funding Age          Cap Amount
                                                                        -------------------          ----------
                                                                        35-55                        250% on GIB benefit base
                                                                        56+                          No Cap on GIB benefit base
-------------------------------------------------------------------------------------------------------------------------------



APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS V-4

-------------------------------------------------------------------------------------------------------------------------------
STATE                       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                The cap is determined by the age of the owner at
(CONTINUED)                                                             the time of first funding of the Protection with
                                                                        Investment Performance account. If the
                                                                        Protection with Investment Performance account
                                                                        is funded at age 56 or greater there is no cap.
                                                                        If the Protection with Investment Performance
                                                                        account is funded at ages 35 to 55, the cap
                                                                        percentage is set to 250% of the GIB benefit
                                                                        base and does not change for the life of the
                                                                        contract, unless there is a GIB benefit base
                                                                        reset at age 56 or greater. If there is a GIB
                                                                        benefit base reset at age 56 or greater, there
                                                                        is no cap, regardless of the age of the owner at
                                                                        first funding. If there is a GIB benefit base
                                                                        reset prior to age 56, the GIB benefit base will
                                                                        be capped at 250%, multiplied by the Protection
                                                                        with Investment Performance account value at
                                                                        time of the GIB benefit base reset, plus 250% of
                                                                        all contributions and transfers made to the
                                                                        Protection with Investment Performance Account
                                                                        after the reset. Neither a GIB benefit base
                                                                        reset nor withdrawals from your Protection with
                                                                        Investment Performance account will lower the
                                                                        cap amount.

                                                                        Beginning with the contract year in which the
                                                                        owner turns age 50, or if later, the first funding
                                                                        of the Protection with Investment Performance
                                                                        account:

                                                                            The Roll-up amount on the GIB benefit base will
                                                                            be pro-rated for all transfers and/or
                                                                            contributions to the Protection with Investment
                                                                            Performance account received during that
                                                                            contract year. The amount of the transfer and/or
                                                                            contribution will be added to your GIB benefit
                                                                            base on the business day it is received, but
                                                                            will not increase the beginning of year Annual
                                                                            Roll-up amount (or Annual withdrawal amount, if
                                                                            applicable) in that contract year.
-------------------------------------------------------------------------------------------------------------------------------



V-5 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
STATE                       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK              See "Annual Roll-up rate" under                   The Annual Roll-up rate will be used to
(CONTINUED)           "Guaranteed income benefit" in                    calculate your Annual withdrawal amount,
                      "Contract features and benefits"                  including in the contract years prior to age 50
                                                                        when your GIB benefit base is not being credited
                                                                        with a Roll-up amount.

                      See "GIB benefit base reset"                      Your GIB benefit base will automatically "reset"
                      under "Guaranteed income benefit"                 to equal your Protection with Investment
                      in "Contract features and benefits"               Performance account value, if higher, on each
                                                                        contract date anniversary from your contract
                                                                        date, up to the contract date anniversary
                                                                        following your 90th birthday.

                      See "Lifetime GIB payments" under                 The GIB guarantees annual lifetime payments
                      "Guaranteed income benefit" in                    ("Lifetime GIB payments"), which will begin at
                      "Contract features and benefits"                  the earliest of:

                                                                        (i) the next contract year following the date
                                                                        your Protection with Investment Performance
                                                                        account goes to zero (except as the result of an
                                                                        Excess withdrawal);

                                                                        (ii) the contract date anniversary following
                                                                        your 90th birthday; and

                                                                        (iii) your contract's maturity date.

                                                                        Your Lifetime GIB payments are calculated by
                                                                        applying a percentage to your GIB benefit base.
                                                                        If your Protection with Investment Performance
                                                                        account value is zero, we will use your GIB
                                                                        benefit base as of the day your Protection with
                                                                        Investment Performance account was reduced to
                                                                        zero. The percentage is based on your age (or
                                                                        for Joint life contracts, the age of the younger
                                                                        spouse), as follows:

                                                                               Age      Single Life     Joint Life
                                                                              Up to 85       4%           3.25%
                                                                              86-90          5%             4%

                      See "How withdrawals affect your                  EFFECT OF WITHDRAWALS ON YOUR GIB BENEFIT BASE
                      Guaranteed benefits" in "Contract
                      features and  benefits"                           Prior to the contract year in which the owner
                                                                        turns age 50, withdrawals will reduce your GIB
                                                                        benefit base on a dollar-for-dollar basis up to
                                                                        the Annual withdrawal amount. The portion of a
                                                                        withdrawal in excess of the Annual withdrawal
                                                                        amount will reduce your GIB benefit base on a
                                                                        pro-rata basis. A withdrawal from your
                                                                        Protection with Investment Performance account
                                                                        in the first contract year in which the
                                                                        Protection with Investment Performance account
                                                                        is funded will reduce your GIB benefit base on a
                                                                        pro-rata basis (this is an Excess withdrawal).

                                                                        Any withdrawals taken from your Protection with
                                                                        Investment Performance account prior to the
                                                                        contract year in which the owner turns age 50
                                                                        that are less than the Annual withdrawal amount
                                                                        will not result in any crediting of the GIB
                                                                        benefit base at the end of the contract year.
                                                                        Also, any withdrawals taken from your Protection
                                                                        with Investment Performance account prior to the
                                                                        contract year in which the owner turns age 50
                                                                        will result in your GIB benefit base becoming
                                                                        ineligible for any Deferral bonus Roll-up
                                                                        amount.
-------------------------------------------------------------------------------------------------------------------------------



            APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                                                       FEATURES AND BENEFITS V-6

-------------------------------------------------------------------------------------------------------------------------------
STATE                       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                EFFECT OF WITHDRAWALS ON YOUR HIGHEST
(CONTINUED)                                                             ANNIVERSARY VALUE DEATH BENEFIT (IF
                                                                        ELECTED WITH THE GIB)

                                                                        If you have the GIB with the Highest
                                                                        Anniversary Value death benefit,
                                                                        withdrawals from the Protection with
                                                                        Investment Performance account will reduce
                                                                        both the GIB benefit base and the Highest
                                                                        Anniversary Value death benefit base on a
                                                                        pro-rata basis in the first contract year
                                                                        in which the Protection with Investment
                                                                        Performance account is funded.

                                                                        o  For withdrawals taken from the
                                                                           Protection with Investment Performance
                                                                           account prior to the contract year in
                                                                           which the owner turns 50, the following
                                                                           applies:

                                                                           -- Beginning on the first day of the
                                                                              contract year that follows the contract
                                                                              year in which the Protection with
                                                                              Investment Performance account is first
                                                                              funded, withdrawals up to the Annual
                                                                              withdrawal amount will reduce both the GIB
                                                                              benefit base and the Highest Anniversary
                                                                              Value benefit base on a dollar-for-dollar
                                                                              basis. The portion of any withdrawal in
                                                                              excess of your Annual withdrawal amount
                                                                              will reduce your GIB benefit base and your
                                                                              Highest Anniversary Value benefit base on
                                                                              a pro-rata basis as of the date of the
                                                                              withdrawal.

                                                                        o  For withdrawals taken from the
                                                                           Protection with Investment Performance
                                                                           account beginning with the contract year
                                                                           in which the owner turns 50, the following
                                                                           applies:

                                                                           -- Beginning on the first day of the
                                                                              contract year that follows the contract
                                                                              year in which the Protection with
                                                                              Investment Performance account is first
                                                                              funded, withdrawals up to the Annual
                                                                              withdrawal amount will reduce the Highest
                                                                              Anniversary Value benefit base on a
                                                                              dollar-fordollar basis. Please note that
                                                                              withdrawing up to your Annual withdrawal
                                                                              amount does not reduce your GIB benefit
                                                                              base. However, the portion of any
                                                                              withdrawal in excess of your Annual
                                                                              withdrawal amount will reduce your GIB
                                                                              benefit base and your Highest Anniversary
                                                                              Value benefit base on a pro-rata basis as
                                                                              of the date of the withdrawal.

                                                                        If you do not opt out of the GIB but
                                                                        decide to drop it after having funded it,
                                                                        the withdrawal treatment for the Highest
                                                                        Anniversary Value death benefit becomes
                                                                        pro-rata. Beginning in the first contract
                                                                        year, for withdrawals taken from the
                                                                        Protection with Investment Performance
                                                                        account through our Automatic RMD service,
                                                                        the GIB benefit base and the Highest
                                                                        Anniversary Value benefit base will be
                                                                        reduced on a dollar-for-dollar basis.
-------------------------------------------------------------------------------------------------------------------------------


        V-7 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                                                           FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
STATE                       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                EFFECT OF WITHDRAWALS ON YOUR HIGHEST
(CONTINUED)                                                             ANNIVERSARY VALUE DEATH BENEFIT (IF ELECTED
                                                                        WITHOUT THE GIB)

                                                                        If you elect the Highest Anniversary Value death
                                                                        benefit and have opted out of the GIB,
                                                                        withdrawals from your Protection with Investment
                                                                        Performance account will always reduce your
                                                                        Highest Anniversary Value benefit base on a
                                                                        pro-rata basis.

                                                                        EFFECT OF WITHDRAWALS ON YOUR RETURN OF
                                                                        PRINCIPAL DEATH BENEFIT

                                                                        The effect of withdrawals from the Protection
                                                                        with Investment Performance account is on a
                                                                        pro-rata basis only.

                      See "Automatic payment plans"                     The Maximum Payment Plan and the Customized
                      under "Withdrawing your money"                    Payment Plan are not available until the
                      in "Accessing your money"                         contract year in which the owner (or older joint
                                                                        owner, if applicable) turns age 50 or, if later,
                                                                        the contract year that follows the contract year
                                                                        in which the Protection with Investment
                                                                        Performance account is first funded.

                      See "Selecting an annuity payout                  For Series CP(R) contracts only:
                      option" under "Your annuity payout                The earliest date annuity payments may begin is
                      option" in "Accessing your money"                 13 months from the issue date.

                      See "Annuity maturity date" under                 The maturity date is the contract date
                      "Your annuity payout options" in                  anniversary that follows the annuitant's
                      "Accessing your money"                            birthday, as follows:

                                                                                                       Maximum
                                                                            Issue Age              Annuitization age
                                                                              0-80                       90
                                                                              81                         91
                                                                              82                         92
                                                                              83                         93
                                                                              84                         94
                                                                              85                         95

                                                                        For Series CP(R) contracts:

                                                                        The maturity date is the contract date
                                                                        anniversary that follows the annuitant's 90th
                                                                        birthday.

                      See "Charges and expenses"                        Deductions for charges from the guaranteed
                                                                        interest option are not permitted.

                      See "Disability, terminal                         Item (i) is deleted and replaced with the
                      illness, or confinement to a                      following: An owner (or older joint owner, if
                      nursing home"                                     applicable) has qualified to receive Social
                                                                        Security disability benefits as certified by the
                                                                        Social Security Administration or meets the
                                                                        definition of a total disability as specified in
                                                                        the contract. To qualify, a re-certification
                                                                        statement from a physician will be required
                                                                        every 12 months from the date disability is
                                                                        determined.

                      See "Transfers of ownership,                      Collateral assignments are not limited to the
                      collateral assignments, loans                     period prior to the first contract date
                      and borrowing" in "More                           anniversary. You may assign all or a portion of
                      information"                                      your NQ contract at any time, pursuant to the
                                                                        terms described in this Prospectus.
-------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA          See "Your right to cancel within                  If you reside in North Dakota at the time the
                      a certain number of days"                         contract is issued, you may return your
                      in "Contract features and                         Retirement Cornerstone(R) Series contract within
                      benefits"                                         20 days from the date that you receive it and
                                                                        receive your Total account value.
-------------------------------------------------------------------------------------------------------------------------------



            APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                                                       FEATURES AND BENEFITS V-8

-------------------------------------------------------------------------------------------------------------------------------
STATE                       FEATURES AND BENEFITS                       AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------------------
OREGON                See "Types of contracts" in "What                 Qualified Plan ("QP") contracts are not
                      is the Retirement Cornerstone(R)                  available for all Series contracts.
                      Series?" on the Prospectus cover.

                      See "Credits" (for Series CP(R)                   The last sentence of the second full paragraph
                      contracts only) in "Contract                      is deleted. A credit will be applied in
                      features and benefits"                            connection with a partial conversion of a
                                                                        traditional IRA contract to a Roth IRA contract.

                      See "Retirement Cornerstone(R)                    For Series B, CP(R) and L contracts:
                      Series at a glance -- key
                      features"; "How you can make                      In these sections and throughout the Prospectus,
                      contributions" in "Con-                           please note that contributions can only be made
                      tract features and benefits" and                  in the first contract year.
                      "How you can purchase
                      and contribute to your contract"
                      in "Contract features and
                      benefits"

                      See "Selecting an annuity payout                  For Series B, CP(R) and L contracts:
                      option" under "Your
                      annuity payout options" in                        You can choose the date annuity payments begin,
                      "Accessing your money"                            but it may not be earlier than seven years from
                                                                        the Series B contract issue date, four years
                                                                        from the Series L contract issue date, or nine
                                                                        years from the Series CP(R) contract issue date.

                                                                        No withdrawal charge is imposed if you select a
                                                                        non-life contingent period certain payout
                                                                        annuity.

                                                                        If the payout annuity benefit is based on the
                                                                        age or sex of the owner and/or annuitant, and
                                                                        that information is later found not to be
                                                                        correct, we will adjust the payout annuity
                                                                        benefit on the basis of the correct age or sex.
                                                                        We will adjust the number or amount of payout
                                                                        annuity benefit payments, or any amount of the
                                                                        payout annuity benefit payments, or any amount
                                                                        used to provide the payout annuity benefit, or
                                                                        any combination of these approaches. If we have
                                                                        overpaid you, we will charge that overpayment
                                                                        against future payments, while if we have
                                                                        underpaid you, we will add additional amounts to
                                                                        future payments. Our liability will be limited
                                                                        to the correct information and the actual
                                                                        amounts used to provide the benefits.

                      See "Lifetime required minimum                    The following replaces the last paragraph:
                      distribution withdrawals"                         We generally will not impose a withdrawal charge
                      under "Withdrawing your account                   on minimum distribution withdrawals even if you
                      value" in "Accessing                              are not enrolled in our automatic RMD service,
                      your money"                                       except if, when added to a lump sum withdrawal
                                                                        previously taken in the same contract year, the
                                                                        minimum distribution withdrawals exceed the free
                                                                        withdrawal amount. In order to avoid a
                                                                        withdrawal charge in connection with minimum
                                                                        distribution withdrawals outside of our
                                                                        automatic RMD service, you must notify us using
                                                                        our withdrawal request form. Such minimum
                                                                        distribution withdrawals must be based solely on
                                                                        your contract's Total account value.

                      See "Withdrawal charge" in                        A withdrawal charge will never apply to the
                      "Charges and expenses"                            contract's Total account value at the time an
                                                                        annuity payout option is selected. This is
                                                                        because the contract can only be annuitized if
                                                                        all withdrawal charges have expired. See the
                                                                        discussion regarding when your contract can be
                                                                        annuitized.

                      See "Misstatement of age" in                      The second sentence regarding the rescission of
                      "More information"                                Guaranteed benefits is deleted in its entirety.

                      See "Transfer of ownership                        The first sentence of the fourth paragraph is
                      collateral assignments, loans                     deleted. The Retirement Cornerstone(R) contract
                      and borrowing": in "More                          can be assigned unless otherwise restricted for
                      information"                                      tax qualification purposes.
-------------------------------------------------------------------------------------------------------------------------------


        V-9 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                                                           FEATURES AND BENEFITS

Appendix VI: Examples of Automatic payment plans



--------------------------------------------------------------------------------
The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protection with Investment Performance variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment Performance account.) The examples show how the different automatic payment plans can be used without reducing your GIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GIB benefit base does not reset. Also, the examples reflect the effect on both the GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).


MAXIMUM PAYMENT PLAN
FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Annual Roll-up rate" in effect for each year.

-------------------------------------------------------------------------------------------------------------------
                  DEFERRAL BONUS
                  ROLL-UP RATE/
                     ANNUAL              BEGINNING OF YEAR                        PERCENTAGE OF GIB BENEFIT
    YEAR          ROLL-UP RATE           GIB BENEFIT BASE        WITHDRAWAL           BASE WITHDRAWN
-------------------------------------------------------------------------------------------------------------------
     1              4.80%(a)                  $100,000             $    0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     2              4.30%(a)                  $104,800             $    0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     3              5.20%(a)                  $109,306             $    0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     4              5.40%(a)                  $114,990             $    0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     5              5.00%(a)                  $121,200             $    0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     6              5.40%(b)                  $127,260             $6,872                  5.40%
-------------------------------------------------------------------------------------------------------------------
     7              5.20%(b)                  $127,260             $6,618                  5.20%
-------------------------------------------------------------------------------------------------------------------
     8              4.70%(b)                  $127,260             $5,981                  4.70%
-------------------------------------------------------------------------------------------------------------------
     9              6.00%(b)                  $127,260             $7,636                  6.00%
-------------------------------------------------------------------------------------------------------------------
    10              7.30%(b)                  $127,260             $9,290                  7.30%
-------------------------------------------------------------------------------------------------------------------

(a)   the Deferral bonus Roll-up rate applies.
(b)   the Annual Roll-up rate applies.


CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral bonus Roll-up rate or Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by 4.00%.

-------------------------------------------------------------------------------------------------------------------
                DEFERRAL BONUS
                 ROLL-UP RATE/
                     ANNUAL              BEGINNING OF YEAR                        PERCENTAGE OF GIB BENEFIT
    YEAR          ROLL-UP RATE            GIB BENEFIT BASE        WITHDRAWAL          BASE WITHDRAWN
-------------------------------------------------------------------------------------------------------------------
     1              4.80%(a)                  $100,000              $    0                 0.00%
-------------------------------------------------------------------------------------------------------------------
     2              4.30%(a)                  $104,800              $    0                 0.00%
-------------------------------------------------------------------------------------------------------------------
     3              5.20%(a)                  $109,306              $    0                 0.00%
-------------------------------------------------------------------------------------------------------------------
     4              5.40%(a)                  $114,990              $    0                 0.00%
-------------------------------------------------------------------------------------------------------------------
     5              5.00%(a)                  $121,200              $    0                 0.00%
-------------------------------------------------------------------------------------------------------------------
     6              4.70%(b)                  $127,260              $5,090                 4.00%
-------------------------------------------------------------------------------------------------------------------
     7              5.20%(b)                  $128,151              $5,126                 4.00%
-------------------------------------------------------------------------------------------------------------------
     8              5.40%(b)                  $129,688              $5,188                 4.00%
-------------------------------------------------------------------------------------------------------------------
     9              6.00%(b)                  $131,504              $5,260                 4.00%
-------------------------------------------------------------------------------------------------------------------
    10              7.30%(b)                  $134,134              $5,365                 4.00%
-------------------------------------------------------------------------------------------------------------------

(a)   the Deferral bonus Roll-up rate applies.
(b)   the Annual Roll-up rate applies.

                           APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS VI-1

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.00% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

-------------------------------------------------------------------------------------------------------------------
                 DEFERRAL BONUS
                 ROLL-UP RATE/
                     ANNUAL           BEGINNING OF YEAR                      PERCENTAGE OF GIB BENEFIT
   YEAR           ROLL-UP RATE        GIB BENEFIT BASE          WITHDRAWAL          BASE WITHDRAWN
-------------------------------------------------------------------------------------------------------------------
     1             4.80%(a)               $100,000               $      0             0.00%
-------------------------------------------------------------------------------------------------------------------
     2             4.30%(a)               $104,800               $      0             0.00%
-------------------------------------------------------------------------------------------------------------------
     3             5.20%(a)               $109,306               $      0             0.00%
-------------------------------------------------------------------------------------------------------------------
     4             5.40%(a)               $114,990               $      0             0.00%
-------------------------------------------------------------------------------------------------------------------
     5             5.00%(a)               $121,200               $      0             0.00%
-------------------------------------------------------------------------------------------------------------------
     6             4.70%(b)               $127,260               $  5,090(c)          4.00%(c)
-------------------------------------------------------------------------------------------------------------------
     7             5.20%(b)               $128,151               $  5,382             4.20%
-------------------------------------------------------------------------------------------------------------------
     8             5.40%(b)               $129,432               $  5,695             4.40%
-------------------------------------------------------------------------------------------------------------------
     9             6.00%(b)               $130,726               $  6,536             5.00%
-------------------------------------------------------------------------------------------------------------------
    10             7.30%(b)               $132,034               $  8,318             6.30%
-------------------------------------------------------------------------------------------------------------------

(a)   the Deferral bonus Roll-up rate applies.
(b)   the Annual Roll-up rate applies.
(c) In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.


FIXED PERCENTAGE OF 5.50%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

-------------------------------------------------------------------------------------------------------------------
               DEFERRAL BONUS
               ROLL-UP RATE/
                  ANNUAL            BEGINNING OF YEAR                         PERCENTAGE OF GIB BENEFIT
    YEAR       ROLL-UP RATE          GIB BENEFIT BASE            WITHDRAWAL        BASE WITHDRAWN
------------------------------------------------------------------------------------------------------------------
     1           4.80%(a)               $100,000                 $      0               0.00%
------------------------------------------------------------------------------------------------------------------
     2           4.30%(a)               $104,800                 $      0               0.00%
------------------------------------------------------------------------------------------------------------------
     3           5.20%(a)               $109,306                 $      0               0.00%
------------------------------------------------------------------------------------------------------------------
     4           5.40%(a)               $114,990                 $      0               0.00%
------------------------------------------------------------------------------------------------------------------
     5           5.00%(a)               $121,200                 $      0               0.00%
------------------------------------------------------------------------------------------------------------------
     6           4.70%(b)               $127,260                 $  5,981(c)            4.70%
------------------------------------------------------------------------------------------------------------------
     7           6.00%(b)               $127,260                 $  6,999(d)            5.50%
------------------------------------------------------------------------------------------------------------------
     8           5.40%(b)               $127,896                 $  6,906(c)            5.40%
------------------------------------------------------------------------------------------------------------------
     9           5.20%(b)               $127,896                 $  6,651(c)            5.20%
------------------------------------------------------------------------------------------------------------------
    10           7.30%(b)               $127,896                 $  7,034(d)            5.50%
------------------------------------------------------------------------------------------------------------------

(a)  the Deferral bonus Roll-up rate applies.
(b)  the Annual Roll-up rate applies.
(c) In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.
(d) In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.


VI-2 APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

-------------------------------------------------------------------------------------------------------------------
               DEFERRAL BONUS
               ROLL-UP RATE/
                  ANNUAL               BEGINNING OF YEAR                         PERCENTAGE OF GIB BENEFIT
    YEAR       ROLL-UP RATE            GIB BENEFIT BASE         WITHDRAWAL            BASE WITHDRAWN
-------------------------------------------------------------------------------------------------------------------
     1           4.80%(a)                 $100,000               $      0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     2           4.30%(a)                 $104,800               $      0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     3           5.20%(a)                 $109,306               $      0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     4           5.40%(a)                 $114,990               $      0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     5           5.00%(a)                 $121,200               $      0                  0.00%
-------------------------------------------------------------------------------------------------------------------
     6           4.70%(b)                 $127,260               $  5,981(c)               4.70%
-------------------------------------------------------------------------------------------------------------------
     7           5.20%(b)                 $127,260               $  6,618(c)               5.20%
-------------------------------------------------------------------------------------------------------------------
     8           5.40%(b)                 $127,260               $  6,872(c)               5.40%
-------------------------------------------------------------------------------------------------------------------
     9           6.00%(b)                 $127,260               $  7,000                  5.50%
-------------------------------------------------------------------------------------------------------------------
    10           7.30%(b)                 $127,895               $  7,000                  5.50%
-------------------------------------------------------------------------------------------------------------------

(a)   the Deferral bonus Roll-up rate applies.
(b)   the Annual Roll-up rate applies.
(c) In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.


FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT AND YOUR INVESTMENT PERFORMANCE ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment Performance account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

----------------------------------------------------------------------------------------------------------------------------------
         DEFERRAL BONUS                                 WITHDRAWAL FROM      ADDITIONAL WITHDRAWAL
           ROLL-UP RATE                                PROTECTION WITH         FROM INVESTMENT
              ANNUAL           BEGINNING OF YEAR GIB INVESTMENT PERFORMANCE      PERFORMANCE           PERCENTAGE OF GIB
   YEAR    ROLL-UP RATE           BENEFIT BASE          ACCOUNT VALUE              ACCOUNT          BENEFIT BASE WITHDRAWN
----------------------------------------------------------------------------------------------------------------------------------
    1        4.80%(a)               $100,000               $    0                  $    0                   0.00%
----------------------------------------------------------------------------------------------------------------------------------
    2        4.30%(a)               $104,800               $    0                  $    0                   0.00%
----------------------------------------------------------------------------------------------------------------------------------
    3        5.20%(a)               $109,306               $    0                  $    0                   0.00%
----------------------------------------------------------------------------------------------------------------------------------
    4        5.40%(a)               $114,990               $    0                  $    0                   0.00%
----------------------------------------------------------------------------------------------------------------------------------
    5        5.00%(a)               $121,200               $    0                  $    0                   0.00%
----------------------------------------------------------------------------------------------------------------------------------
    6        4.70%(b)               $127,260               $5,981                  $1,018                   5.50%
----------------------------------------------------------------------------------------------------------------------------------
    7        5.20%(b)               $127,260               $6,618                  $  382                   5.50%
----------------------------------------------------------------------------------------------------------------------------------
    8        5.40%(b)               $127,260               $6,872                  $  127                   5.50%
----------------------------------------------------------------------------------------------------------------------------------
    9        6.00%(b)               $127,260               $6,999                  $    0                   5.50%
----------------------------------------------------------------------------------------------------------------------------------
    10       7.30%(b)               $127,896               $7,034                  $    0                   5.50%
----------------------------------------------------------------------------------------------------------------------------------


(a)   the Deferral bonus Roll-up rate applies.
(b)   the Annual Roll-up rate applies.


                           APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS VI-3

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases


--------------------------------------------------------------------------------
EXAMPLE #1

As described below, this example assumes the Protection with Investment Performance account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                 GUARANTEED
                                                                   INCOME
                                                                  BENEFIT              GUARANTEED MINIMUM DEATH BENEFITS
                                                                 ---------     -----------------------------------------------------
                                                   ASSUMED
                                                   DEFERRAL
                      PROTECTION WITH               BONUS                                     HIGHEST
                         INVESTMENT             ROLL-UP RATE/                  RETURN OF    ANNIVERSARY    ROLL-UP TO
  END OF   ASSUMED      PERFORMANCE                 ANNUAL          GIB        PRINCIPAL       VALUE         AGE 85    "GREATER OF"
 CONTRACT   NET          ACCOUNT                   ROLL-UP        BENEFIT       BENEFIT       BENEFIT       BENEFIT      BENEFIT
   YEAR    RETURN         VALUE       WITHDRAWAL     RATE           BASE         BASE          BASE          BASE        BASE
------------------------------------------------------------------------------------------------------------------------------------
     0                  $100,000                                $ 100,000(3)  $ 100,000(1)  $ 100,000(2)  $ 100,000(3)  $ 100,000
     1      3.0%        $103,000         $  0        4.0%       $ 104,000(3)  $ 100,000(1)  $ 103,000(2)  $ 104,000(3)  $ 104,000
     2      4.0%        $107,120         $  0        4.0%       $ 108,160(3)  $ 100,000(1)  $ 107,120(2)  $ 108,160(3)  $ 108,160
     3      6.0%        $113,547         $  0        4.0%       $ 113,547(3)  $ 100,000(1)  $ 113,547(2)  $ 113,547(3)  $ 113,547
     4      6.0%        $120,360         $  0        4.0%       $ 118,089(3)  $ 100,000(1)  $ 120,360(2)  $ 118,089(3)  $ 120,360
     5      7.0%        $128,785         $  0        4.0%       $ 122,813(3)  $ 100,000(1)  $ 128,785(2)  $ 122,813(3)  $ 128,785

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $4,913
---------------------------------------------------------------------------------
  Year 6  (5.0)%        $122,346         $  4,913    4.0%       $ 122,813(6)  $  95,985(4)  $ 123,615(5)  $ 122,813(6)  $ 123,615

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:         $ 4,913(7)

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
------------------------------------------------------------------------------------------
  Year 6  (5.0)%        $122,346         $  7,000    4.0%       $ 120,717(10) $  94,279(8)  $ 121,417(9)  $ 120,717(10) $ 121,417

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:         $  4,829(11)
------------------------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1) The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  o At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary, plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.


VII-1 APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For example:

  o At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by the assumed Deferral bonus Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                               ----------------

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).


ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Protection with Investment Performance account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)   The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
      $100,000 (benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985;

(5) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;

(6) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7) As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protection with Investment Performance account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Protection with Investment Performance account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)   The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
      $100,000 (benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

(9) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;


(10) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717;


(11) As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

  APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES
                                                                           VII-2

EXAMPLE #2

This example assumes the the Protection with Investment Performance account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                 GUARANTEED
                                                                   INCOME
                                                                  BENEFIT              GUARANTEED MINIMUM DEATH BENEFITS
                                                                 ---------     -----------------------------------------------------
                                                   ASSUMED
                                                   DEFERRAL
                      PROTECTION WITH               BONUS                                     HIGHEST
                         INVESTMENT             ROLL-UP RATE/                  RETURN OF    ANNIVERSARY    ROLL-UP TO
  END OF   ASSUMED      PERFORMANCE                 ANNUAL          GIB        PRINCIPAL       VALUE         AGE 85    "GREATER OF"
 CONTRACT   NET          ACCOUNT                   ROLL-UP        BENEFIT       BENEFIT       BENEFIT       BENEFIT      BENEFIT
   YEAR    RETURN         VALUE       WITHDRAWAL     RATE           BASE         BASE          BASE          BASE        BASE
------------------------------------------------------------------------------------------------------------------------------------
     0                  $100,000                                $ 100,000(3)  $ 100,000(1)  $ 100,000(2)  $ 100,000(3)  $ 100,000
     1      3.0%        $103,000         $  0        4.0%       $ 104,000(3)  $ 100,000(1)  $ 103,000(2)  $ 104,000(3)  $ 104,000
     2      4.0%        $107,120         $  0        4.0%       $ 108,160(3)  $ 100,000(1)  $ 107,120(2)  $ 108,160(3)  $ 108,160
     3      6.0%        $113,547         $  0        4.0%       $ 113,547(3)  $ 100,000(1)  $ 113,547(2)  $ 113,547(3)  $ 113,547
     4      6.0%        $120,360         $  0        4.0%       $ 118,089(3)  $ 100,000(1)  $ 120,360(2)  $ 118,089(3)  $ 120,360
     5      7.0%        $128,785         $  0        4.0%       $ 122,813(3)  $ 100,000(1)  $ 128,785(2)  $ 122,813(3)  $ 128,785

Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $4,913
---------------------------------------------------------------------------------
  Year 6  (5.0)%        $135,224         $  4,913    4.0%       $ 122,813(6)  $  96,367(4)  $ 124,106(5)  $ 122,813(6)  $ 124,106

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:         $ 4,913(7)

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
------------------------------------------------------------------------------------------
  Year 6  (5.0)%        $135,224         $  7,000    4.0%       $ 120,916(10) $  94,823(8)  $ 122,118(9)  $ 120,916(10) $ 122,118

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:         $  4,837(11)
------------------------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1) The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

  o At the end of contract year 4 the Highest Anniversary Value benefit base is $120,360. This is because the Protection with Investment Performance account value ($120,360) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($113,547).

(3) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

  o At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus the Deferral bonus Roll-up amount ($4,326).


VII-3 APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT BASES

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).


ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal death benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Protection with Investment Performance account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367;

(5)  The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
     $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106;

(6) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7) As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protection with Investment Performance account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal, including any applicable withdrawal charge) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Protection with Investment Performance account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)   The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
      $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823;

(9) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows: $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118;


(10) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916;


(11) As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,837 [4% (the assumed Annual Roll-up rate) x $120,916 (the Roll-up benefit bases as of the sixth contract anniversary)].


        APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT
                                                                     BASES VII-4

Statement of additional information



--------------------------------------------------------------------------------

TABLE OF CONTENTS




                                                                            PAGE
Who is AXA Equitable?                                                          2

Unit Values                                                                    2

Custodian and Independent Registered Public Accounting Firm                    2

Distribution of the Contracts                                                  2

Financial Statements                                                           2



HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49



Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


--------------------------------------------------------------------------------


Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2011.



________________________________________________________________________________
Name


________________________________________________________________________________
Address


________________________________________________________________________________
City                                                 State          Zip


                                                                          e13516

Retirement Cornerstone(R) -- Series ADV


A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2011

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------


WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?

The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This Prospectus describes contracts offered under Series ADV. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special money market dollar cost averaging.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.


The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. For a state-by-state description of all material variations of this contract, see Appendix IV later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits.

WE RESERVE THE RIGHT TO DISCONTINUE ACCEPTANCE OF ANY APPLICATION OR CONTRIBUTION FROM YOU AT ANY TIME, INCLUDING AFTER YOU PURCHASE THE CONTRACT. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.


In order to fund certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.


TYPES OF CONTRACTS.  We offer the contracts for use as:

o     A nonqualified annuity ("NQ") for after-tax contributions only.

o     An individual retirement annuity ("IRA"), either traditional IRA or Roth
      IRA.

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

The optional Guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"), (ii) the Return of Principal death benefit; (iii) the Highest Anniversary Value death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").

THE GIB IS ISSUED WITH ALL ELIGIBLE CONTRACTS UNLESS YOU TELL US THAT YOU DO NOT WANT IT BY "OPTING OUT" AT THE TIME YOU APPLY FOR THE CONTRACT. IF YOU OPT OUT, THE GIB CANNOT BE ADDED LATER.


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                          e13744
                                                                      Series ADV

Our variable investment options are subaccounts offered through Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:




---------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
o AXA PREMIER VIP TRUST                          AMERICAN CENTURY VARIABLE
o AXA Aggressive Allocation                      PORTFOLIOS, INC. -- CLASS II
o AXA Moderate Allocation                      o American Century VP Large Company
o AXA Moderate-Plus Allocation                   Value
  EQ ADVISORS TRUST                            o American Century VP Mid Cap Value
o All Asset Allocation                           BLACKROCK VARIABLE SERIES FUNDS,
o AXA Balanced Strategy*(1)                      INC. -- CLASS III
o AXA Conservative Growth Strategy*(1)         o BlackRock Global Allocation V.I. Fund
o AXA Conservative Strategy*(1)                o BlackRock Large Cap Growth V.I. Fund
o AXA Growth Strategy(1)                         FIDELITY(R) VARIABLE INSURANCE
o AXA Moderate Growth Strategy*(1)               PRODUCTS FUND -- SERVICE CLASS 2
o AXA Tactical Manager 400(1)                  o Fidelity(R) VIP Asset Manager: Growth(R)
o AXA Tactical Manager 500(1)                  o Fidelity(R) VIP Contrafund(R)
o AXA Tactical Manager 2000(1)                 o Fidelity(R) VIP Freedom 2015
o AXA Tactical Manager International(1)        o Fidelity(R) VIP Freedom 2020
o EQ/AllianceBernstein Small Cap               o Fidelity(R) VIP Freedom 2025
  Growth                                       o Fidelity(R) VIP Freedom 2030
o EQ/AXA Franklin Small Cap Value Core         o Fidelity(R) VIP Mid Cap
o EQ/BlackRock Basic Value Equity              o Fidelity(R) VIP Strategic Income
o EQ/Boston Advisors Equity Income               FRANKLIN TEMPLETON VARIABLE INSUR-
o EQ/Capital Guardian Research                   ANCE PRODUCTS TRUST -- CLASS 2
o EQ/Common Stock Index                        o Franklin Income Securities
o EQ/Core Bond Index(1)                        o Franklin Strategic Income Securities
o EQ/Davis New York Venture                    o Franklin Templeton VIP Founding Funds
o EQ/Equity 500 Index                            Allocation
o EQ/Franklin Core Balanced                    o Mutual Shares Securities
o EQ/Franklin Templeton Allocation             o Templeton Developing Markets
o EQ/GAMCO Mergers and Acquisitions              Securities
o EQ/GAMCO Small Company Value                 o Templeton Foreign Securities
o EQ/Global Bond PLUS                          o Templeton Global Bond Securities
o EQ/Global Multi-Sector Equity                o Templeton Growth Securities
o EQ/Intermediate Government Bond Index(1)       GOLDMAN SACHS VARIABLE INSURANCE
o EQ/International Core PLUS                     TRUST -- SERVICE SHARES
o EQ/International ETF                         o Goldman Sachs VIT Mid Cap Value
o EQ/International Equity Index(2)               IVY FUNDS VARIABLE INSURANCE
o EQ/International Value PLUS                    PORTFOLIOS
o EQ/JPMorgan Value Opportunities              o Ivy Funds VIP Asset Strategy
o EQ/Large Cap Growth Index                    o Ivy Funds VIP Dividend Opportunities
o EQ/Large Cap Growth PLUS                     o Ivy Funds VIP Energy
o EQ/Large Cap Value Index                     o Ivy Funds VIP Global Natural Resources
o EQ/Large Cap Value PLUS                      o Ivy Funds VIP High Income
o EQ/MFS International Growth(2)               o Ivy Funds VIP Mid Cap Growth
o EQ/Mid Cap Index                             o Ivy Funds VIP Science & Technology
o EQ/Mid Cap Value PLUS                        o Ivy Funds VIP Small Cap Growth
o EQ/Money Market                                LAZARD RETIREMENT SERIES, INC. --
o EQ/Montag & Caldwell Growth                    SERVICE SHARES
o EQ/Morgan Stanley Mid Cap Growth             o Lazard Retirement Emerging Markets
o EQ/Mutual Large Cap Equity                     Equity
o EQ/Oppenheimer Global                          LORD ABBETT SERIES
o EQ/PIMCO Ultra Short Bond                    o Lord Abbett Bond Debenture
o EQ/Small Company Index                       o Lord Abbett Classic Stock
o EQ/T. Rowe Price Growth Stock                o Lord Abbett Growth Opportunities
o EQ/Templeton Global Equity                     MFS(R) VARIABLE INSURANCE TRUSTS --
o EQ/Van Kampen Comstock                         SERVICE CLASS
o EQ/Wells Fargo Omega Growth(2)               o MFS(R) International Value
  AIM VARIABLE INSURANCE FUNDS                 o MFS(R) Investors Growth Stock Series
  (INVESCO VARIABLE INSURANCE FUNDS)           o MFS(R) Investors Trust Series
  -- SERIES II                                 o MFS(R) Technology
o Invesco V.I. Dividend Growth(3)              o MFS(R) Utilities Series
o Invesco V.I. Global Real Estate                PIMCO VARIABLE INSURANCE TRUST --
o Invesco V.I. High Yield                        ADVISOR CLASS
o Invesco V.I. International Growth            o PIMCO VIT CommodityRealReturn(R)
o Invesco V.I. Leisure                           Strategy
o Invesco V.I. Mid Cap Core Equity             o PIMCO VIT Emerging Markets Bond
o Invesco V.I. Small Cap Equity                o PIMCO VIT Real Return Strategy
  ALLIANCEBERNSTEIN VARIABLE                   o PIMCO VIT Total Return
  PRODUCT SERIES FUND, INC. --                   PROFUNDS VP
  CLASS B                                      o ProFund VP Biotechnology
o AllianceBernstein VPS Balanced Wealth
  Strategy
o AllianceBernstein VPS International
  Growth
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
  RYDEX VARIABLE TRUST                           T. ROWE PRICE EQUITY SERIES, INC.
o Rydex|SGI VT Alternative Strategies          o T.Rowe Price Health Sciences
  Allocation                                     Portfolio II
o Rydex|SGI VT Managed Futures                   VAN ECK VIP TRUST -- S CLASS
  Strategy                                     o Van Eck VIP Global Hard Assets
---------------------------------------------------------------------------------------------


-------------------------------------
*     The "AXA Strategic Allocation Portfolios"

(1) This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.


(2) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

(3) This variable investment option will become available on or about May 20, 2011. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for more information about this variable investment option.



Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions and allocations to any of the variable investment options. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS. Also, we limit the number of variable investment options that you may select.

                                                     Contents of this Prospectus


Definitions of key terms                                                       4
Who is AXA Equitable?                                                          7
How to reach us                                                                8
Retirement Cornerstone(R) -- Series ADV at a glance -- key features           10


--------------------------------------------------------------------------------
FEE TABLE                                                                     14
--------------------------------------------------------------------------------
Examples                                                                       1
Condensed financial information                                               16

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                             17
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                          17
Owner and annuitant requirements                                              23
How you can make your contributions                                           23
What are your investment options under the contract?                          24
Portfolios of the Trusts                                                      26
Allocating your contributions                                                 35
Dollar cost averaging                                                         37
Guaranteed income benefit                                                     39
Death benefit                                                                 47
Guaranteed minimum death benefits                                             47
How withdrawals affect your Guaranteed benefits                               51
Dropping or changing your Guaranteed benefits                                 52
Inherited IRA beneficiary continuation contract                               52
Your right to cancel within a certain number of days                          54

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                          55
--------------------------------------------------------------------------------
Your account value and cash value                                             55
Your contract's value in the variable investment options                      55
Your contract's value in the guaranteed interest option                       55
Effect of your account values falling to zero                                 55


------------------------
"We,""our" and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person or persons having the right or responsibility that the Prospectus is discussing at that point. This usually is the contract's owner.

When we use the word "contract," it also includes certificates that are issued under group contracts in some states.

                                                   CONTENTS OF THIS PROSPECTUS 2

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                           56
--------------------------------------------------------------------------------
Transferring your account value                                               56
Disruptive transfer activity                                                  57
Rebalancing among your Investment Performance variable investment
  options and guaranteed interest option                                      58


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                       60
--------------------------------------------------------------------------------
Withdrawing your account value                                                60
How withdrawals are taken from your Total account value                       63
Withdrawals treated as surrenders                                             63
Surrendering your contract to receive its cash value                          64
When to expect payments                                                       64
Your annuity payout options                                                   64



--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                       67
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                            67
Charges that the Trusts deduct                                                69
Group or sponsored arrangements                                               69
Other distribution arrangements                                               69



--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                   70
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                       70
Non-spousal joint owner contract continuation                                 70
Spousal continuation                                                          71
Beneficiary continuation option                                               71



--------------------------------------------------------------------------------
7. TAX INFORMATION                                                            74
--------------------------------------------------------------------------------
Overview                                                                      74
Contracts that fund a retirement arrangement                                  74
Transfers among investment options                                            74
Taxation of nonqualified annuities                                            74
Individual retirement arrangements (IRAs)                                     76
Traditional individual retirement annuities (traditional IRAs)                76
Roth individual retirement annuities (Roth IRAs)                              81
Federal and state income tax withholding and information reporting            83
Impact of taxes to AXA Equitable                                              84


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                           85
--------------------------------------------------------------------------------
About Separate Account No. 49                                                 85
About the Trusts                                                              85
About the general account                                                     85
About other methods of payment                                                86
Dates and prices at which contract events occur                               86
About your voting rights                                                      87
Misstatement of age                                                           87
Statutory compliance                                                          87
About legal proceedings                                                       87
Financial statements                                                          87
Transfers of ownership, collateral assignments, loans and borrowing           87
About Custodial IRAs                                                          88
How divorce may affect your Guaranteed benefits                               88
Distribution of the contracts                                                 88

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------

  I --  Dropping or changing your Guaranteed benefits           I-1
 II --  Guaranteed benefit base examples                       II-1
III --  Hypothetical illustrations                            III-1
 IV --  State contract availability and/or variations of       IV-1
         certain features and benefits
  V --  Examples of Automatic payment plans                     V-1
 VI --  Examples of how withdrawals affect your Guar-          VI-1
          anteed benefit bases

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

3  CONTENTS OF THIS PROSPECTUS

Definitions of key terms



-------------------------------------------------------------------------------


ANNUAL ROLL-UP RATE -- The "Annual Roll-up rate" is the rate used to calculate the Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" guaranteed minimum death benefit) if you have taken a withdrawal from your Protection with Investment Performance account.

ANNUAL WITHDRAWAL AMOUNT -- The "Annual withdrawal amount" is the amount that can be withdrawn from your Protection with Investment Performance account value without reducing your GIB benefit base. Also, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) up to age 85. It is equal to the Annual Roll-up rate in effect on the first day of the contract year, multiplied by the GIB benefit base as of the most recent contract date anniversary.

ANNUITANT -- The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract's owner. Where the owner of the contract is non-natural, the annuitant is the measuring life for determining benefits under the contract.

AUTOMATIC INVESTMENT PROGRAM ("AIP") -- The "Automatic investment program" allows you to make on-going contributions to your contract through electronic fund transfers from your financial institution.

BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the Securities and Exchange Commission determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

CASH VALUE -- At any time before annuity payments begin, your contract's "cash value" is equal to the Total account value, less the total amount or a pro-rata portion of the annual administrative charge, as well as any Guaranteed benefit charges.

CONTRACT DATE -- The "contract date" is the effective date of the contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

CONTRACT DATE ANNIVERSARY -- The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

CONTRACT YEAR -- The "contract year" is the 12-month period beginning on your contract date and each 12-month period after that date.

CUSTOMIZED PAYMENT PLAN -- For contracts with GIB, our "Customized payment plan" allows you to request amounts up to your Annual withdrawal amount as scheduled payments to you through one of five customized options.

CUSTOM SELECTION RULES -- The "Custom Selection Rules" are rules for the allocation of contributions and for transfers to, and transfers among, the Protection with Investment Performance account. These rules require that allocations be made according to certain categories and investment option limits.

DEFERRAL BONUS ROLL-UP RATE -- The "Deferral bonus Roll-up rate" is used to calculate amounts credited to your GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit) if you have never taken a withdrawal from your Protection with Investment Performance account.

EXCESS WITHDRAWAL -- For contracts with the GIB, an "Excess withdrawal" is the portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protection with Investment Performance account in that same contract year.

FREE LOOK -- If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. This is your "Free look" right under the contract.

GIB BENEFIT BASE -- The GIB benefit base is an amount used to determine your Annual withdrawal amount and your Lifetime GIB payments. Your GIB benefit base is created and increased by allocations and transfers to your Protection with Investment Performance account. The GIB benefit base is not an account value or cash value. The GIB benefit base is also used to calculate the charge for the GIB.

GENERAL DOLLAR COST AVERAGING -- Our "General dollar cost averaging program" is a program that allows for the systematic transfers of amounts in the EQ/Money Market variable investment option to the Investment Performance variable investment options.

"GREATER OF" DEATH BENEFIT -- The "Greater of" death benefit is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the greater of two benefit bases -- the greater of the Roll-up to age 85 benefit base and the Highest Anniversary Value benefit base. There is an additional charge for the "Greater of" death benefit under the contract.

GUARANTEED INCOME BENEFIT ("GIB") -- The GIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or "Lifetime GIB payments". The GIB also allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base (your "Annual withdrawal amount"). There is an additional charge for the GIB under the contract.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT -- The "Highest Anniversary Value death benefit" is an optional guaranteed minimum death benefit in connection with your Protection with Investment Performance account value only. The death benefit is calculated using the highest value of your Protection with Investment Performance account on your contract date anniversary. There is an additional charge for the Highest Anniversary Value death benefit under the contract.

INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Investment Performance account value" is the total value in: (i) the Investment Performance variable investment options, (ii) the Guaranteed interest option, and (iii) amounts in the account for special money market dol-





                                                      DEFINITIONS OF KEY TERMS 4
lar cost averaging designated for future transfers to the Investment
Performance variable investment options.

INVESTMENT SIMPLIFIER -- Our "Investment simplifier" allows for systematic transfers of amounts in the Guaranteed interest option to the Investment Performance account variable investment options. There are two options under the program -- the Fixed dollar option and the Interest sweep option.

IRA  --  Individual retirement annuity contract, either traditional IRA or Roth
IRA.

IRS  --  Internal Revenue Service

LIFETIME GIB PAYMENTS -- For contracts with the GIB, "Lifetime GIB payments" are generally annual lifetime payments that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint life, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. Lifetime GIB payments will begin at the earliest of: (i) the next contract year following the date the Protection with Investment Performance account goes to zero (except as the result of an Excess withdrawal), (ii) the contract date anniversary following your 95th birthday, and (iii) your contract's maturity date.

MATURITY DATE -- The contract's "maturity date" is generally the contract date anniversary that follows the annuitant's 95th birthday.

MAXIMUM PAYMENT PLAN -- For contracts with GIB, our "Maximum payment plan" allows you to request your Annual withdrawal amount as scheduled payments.

NQ CONTRACT  --  Nonqualified annuity contract

OWNER -- The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits.

PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE -- The "Protection with Investment Performance account value" is the total value in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options.

RETURN OF PRINCIPAL DEATH BENEFIT -- The "Return of Principal" death benefit is a death benefit in connection with your Protection with Investment Performance account value only. The benefit is calculated using the amounts of contributions and transfers to the Protection with Investment Performance account, adjusted for withdrawals. There is no additional charge for this death benefit.

SAI  --  Statement of Additional Information

SEC  --  Securities and Exchange Commission

SPECIAL MONEY MARKET DOLLAR COST AVERAGING -- Our "Special money market dollar cost averaging program" allows for systematic transfers of amounts in the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the Guaranteed interest option.

SYSTEMATIC TRANSFER PROGRAM -- Our "Systematic transfer program" is a program that allows you to have amounts in the Investment Performance account variable investment options and the Guaranteed interest option automatically transferred to your Protection with Investment Performance variable investment options.

TOTAL ACCOUNT VALUE -- Your "Total account value" is the total of (i) your Protection with Investment Performance account value and (ii) your Investment Performance account value.


5  DEFINITIONS OF KEY TERMS

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.



--------------------------------------------------------------------------------
          PROSPECTUS                       CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------------------
Total account value                        Annuity Account Value
Unit                                       Accumulation Unit
Guaranteed minimum death benefit           Guaranteed death benefit

Protection with Investment Performance     Protection with Investment
variable investment options and            Performance Account Value
contributions to the account for
special money market dollar cost
averaging designated for future
transfers to the Protection with
Investment Performance variable
investment options

Investment Performance variable         Investment Performance Account Value
investment options, the guaranteed
interest option and contributions
to the account for special money
market dollar cost averaging
designated for future transfers
to the Investment Performance
variable investment options
--------------------------------------------------------------------------------



                                                      DEFINITIONS OF KEY TERMS 6

                                         Who is AXA Equitable?



--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


7  WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

Retirement Service Solutions
P.O. Box 1577
Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

Retirement Service Solutions
500 Plaza Drive, 6th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

Retirement Service Solutions
P.O. Box 1547
Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

Retirement Service Solutions
500 Plaza Drive, 6th Floor
Secaucus, NJ 07094


Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions and certain non-financial transactions;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current Total account value, Protection with Investment Performance account value, and Investment Performance account value;

o     your current allocation percentages;

o     the number of units you have in the variable investment options;

o     the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

o     elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program of your Investment Performance account value (through Online Account Access only) (when available);

o request a quote of your Annual withdrawal amount (through Online Account Access) (when available);

o     change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o     access Frequently Asked Questions and Service Forms (not available through
      TOPS).


TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

                                                        WHO IS AXA EQUITABLE?  8

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------


You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)   authorization for telephone transfers by your financial professional;

(2)   conversion of a traditional IRA to a Roth IRA contract;

(3)   election of the automatic investment program;


(4)   tax withholding elections (see withdrawal request form);


(5)   election of the Beneficiary continuation option;

(6)   IRA contribution recharacterizations;

(7)   Section 1035 exchanges;

(8)   direct transfers and specified direct rollovers;

(9) requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate the "Greater of" death benefit);

(10)  death claims;

(11)  change in ownership (NQ only, if available under your contract);

(12)  purchase by, or change of ownership to, a non-natural owner;

(13) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(14)  requests to drop or change your Guaranteed benefits;

(15)  requests to collaterally assign your NQ contract;


(16) requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);



(17)  requests to enroll in or cancel the Systematic transfer program; and

(18)  requests for withdrawals (starting on or about April 8, 2011).



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)   beneficiary changes;


(2)   contract surrender;


(3)   general dollar cost averaging;


(4)   special money market dollar cost averaging; and


(5)   Investment simplifier.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:


(1)   automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)   special money market dollar cost averaging;

(4)   substantially equal withdrawals;

(5)   systematic withdrawals; and

(6)   the date annuity payments are to begin.


TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1) opt out of an automatic reset of your GIB benefit base and your Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit) that is subject to an increase in a charge.

                      ----------------------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.


9  WHO IS AXA EQUITABLE?

Retirement Cornerstone(R) -- Series ADV at a glance -- key features


--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT      The Retirement Cornerstone(R) -- Series ADV variable investment options invest
MANAGEMENT                   in different Portfolios managed by professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST          o     Principal and interest guarantees.
OPTION
                             o     Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES               o     No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                             -------------------------------------------------------------------------------------------------------
                             o     No tax on transfers among investment options inside the contract.
                             -------------------------------------------------------------------------------------------------------
                             If you are purchasing or contributing to an annuity contract which is an
                             Individual Retirement Annuity (IRA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements.
                             Before purchasing or contributing to one of the contracts, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement.
                             Depending on your personal situation, the contract's Guaranteed benefits may have limited usefulness because of required minimum distributions
                             ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT    The GIB guarantees, subject to ("GIB") certain restrictions, annual lifetime payments ("Lifetime GIB payments"), which will begin automatically at the earliest of: (i) the next contract year following the date your Protection with Investment Performance account value falls to zero, except as the result of a withdrawal in excess of your Annual withdrawal amount ("Excess withdrawal"); (ii) the contract date anniversary following your 95th birthday; and (iii) your contract's maturity date. Lifetime GIB payments can be on a single or joint life basis. YOUR LIFETIME GIB PAYMENTS ARE CALCULATED BY APPLYING A PERCENTAGE
                             (WHICH IS BASED ON AGE 95 (OR THE AGE OF A YOUNGER JOINT LIFE, IF
                             APPLICABLE) OR YOUR AGE AT THE TIME YOUR PROTECTION WITH INVESTMENT
                             PERFORMANCE ACCOUNT GOES TO ZERO OR CONTRACT MATURITY) TO YOUR GIB BENEFIT
                             BASE. YOUR GIB BENEFIT BASE IS TIED TO AMOUNTS YOU ALLOCATE TO YOUR
                             PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. THE INVESTMENT OPTIONS
                             AVAILABLE TO FUND YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT ARE
                             LIMITED. SEE "GIB BENEFIT BASE" IN "CONTRACTS FEATURES AND BENEFITS" LATER
                             IN THIS PROSPECTUS.

                             AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT
                             PERFORMANCE ACCOUNT VALUE TO ZERO WILL CAUSE YOUR GIB TO TERMINATE. EVEN
                             IF AN EXCESS WITHDRAWAL DOES NOT CAUSE YOUR GIB TO TERMINATE, IT CAN
                             GREATLY REDUCE YOUR GIB BENEFIT BASE AND THE VALUE OF YOUR BENEFIT.
                             Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, and prior to the beginning of your Lifetime GIB payments, you can take your Annual withdrawal amount without reducing your GIB benefit base.

                             The GIB is issued with all eligible contracts unless you opt out at the time you apply for your Retirement Cornerstone(R) -- Series ADV contract. See "Lifetime GIB payments" and "Annual withdrawal amount" under
                             "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus. ANY AMOUNTS YOU WISH TO BE CREDITED TOWARD YOUR GIB MUST
                             BE ALLOCATED TO THE PROTECTION WITH INVESTMENT PERFOR- MANCE VARIABLE
                             INVESTMENT OPTIONS. AMOUNTS INVESTED IN THE PROTECTION WITH INVESTMENT
                             PERFORMANCE VARIABLE INVESTMENT OPTIONS MUST BE ALLOCATED IN ACCORDANCE
                             WITH CERTAIN INVESTMENT RESTRICTIONS.
------------------------------------------------------------------------------------------------------------------------------------


          RETIREMENT CORNERSTONE(R) -- SERIES ADV AT A GLANCE -- KEY FEATURES 10

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM           o     Return of Principal death benefit
DEATH BENEFITS ("GMDBS")
                             o     Highest Anniversary Value death benefit

                             o     "Greater of" death benefit

                             The GMDBs are funded through contributions and transfers to the Protection with Investment Performance account.

                             All three GMDBs are available in combination with the GIB. The Return of
                             Principal death benefit and the Highest Anniversary Value death benefit are available without the GIB. However, the "Greater of" death benefit can only be selected in combination with the GIB. If you do not select either the Highest Anniversary Value death benefit or the "Greater of" death benefit, the Return of Principal death benefit will automatically be issued with all eligible contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements described under "How you can purchase and contribute to your contract" in "Contract features and benefits."

                             The death benefit in connection with your Investment Performance account value is equal to your Investment Performance account value as of the day we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for method of payment, and any required information and forms necessary to effect payment.
------------------------------------------------------------------------------------------------------------------------------------
DROPPING OR CHANGING YOUR    You have the option to drop or change your Guaranteed benefits subject to
GUARANTEED BENEFITS          our rules. IN SOME CASES, YOU MAY HAVE TO WAIT FOUR CONTRACT YEARS IN
                             ORDER TO DROP YOUR BENEFITS. Please see "Dropping or changing your
                             Guaranteed benefits" in "Contract features and benefits," as well as
                             Appendix I, for more information.
------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information, including important limitations on contributions.
                             -------------------------------------------------------------------------------------------------------
                             NQ                                $10,000 ($500)(1)
                             -------------------------------------------------------------------------------------------------------
                             Traditional or Roth IRA           $10,000 ($50)(1)
                             -------------------------------------------------------------------------------------------------------
                             Inherited IRA Beneficiary         $10,000 ($1,000)
                             continuation contract (tradi-
                             tional IRA or Roth IRA)
                            ("Inherited IRA")
                             -------------------------------------------------------------------------------------------------------
                             (1)   $100 monthly and $300 quarterly under our automatic investment program.
                             -------------------------------------------------------------------------------------------------------
                             o     Maximum contribution limitations apply to all contracts. For more information, please see "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this
                                   Prospectus.
                             -------------------------------------------------------------------------------------------------------
                             Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to: (i)
                             change minimum and maximum contribution requirements and limitations, and
                             (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options (including the Protection with
                             Investment Performance variable investment options) and to limit the number of variable investment options which you may select.
------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY        o   Partial withdrawals
                            o   Several options for withdrawals on a periodic basis
                            o   Contract surrender
                            o   Maximum payment plan (only under contracts with GIB)
                            o   Customized payment plan (only under contracts with GIB)

                            Any income you receive may be subject to tax; also may be subject to an additional 10% income tax penalty unless you are age 59-1/2 or another exception applies. Also, certain withdrawals will diminish the value of any Guaranteed benefits you have funded.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS              o   Fixed annuity payout options
                            o   Other payout options through other contracts
------------------------------------------------------------------------------------------------------------------------------------



11 RETIREMENT CORNERSTONE(R) -- SERIES ADV AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT VALUES              INVESTMENT PERFORMANCE ACCOUNT VALUE
                            o     Investment Performance variable investment options

                            o     Guaranteed interest option

                            o     Amounts in the account for special money market dollar cost averaging designated for future transfers to the Investment
                                  Performance variable investment options or the guaranteed interest option

                            PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE

                            o     Protection with Investment Performance variable investment options

                            o     Amounts in the account for special money market dollar cost averaging designated for future transfers to the Protection with
                                  Investment Performance variable investment options
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES         o     Dollar cost averaging programs

                            o     Automatic investment program

                            o     Automatic quarterly rebalancing (for the Protection with Investment
                                  Performance variable investment options)

                            o     Optional rebalancing (for amounts in the Investment Performance variable investment options and guaranteed interest option)

                            o     Systematic transfer program (four options for transfers from the
                                  Investment Performance account to the Protection with Investment
                                  Performance account)

                            o     Transfers among investment options at no charge (subject to limitations)

                            o     Option to drop or change your Guaranteed benefits after issue, subject to our rules. Please see "Dropping or changing your
                                  Guaranteed benefits" in "Contract features and benefits", as well as
                                  Appendix I, for more information.

                            o     Spousal continuation

                            o     Beneficiary continuation option

                            o     Automatic resets of your GIB benefit base and Roll-up to age 85 benefit base (used to calculate your "Greater of" death benefit)
------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES            Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE   Please see "How you can purchase and contribute to your contract" in
AGES                        "Contract features and benefits" for owner and annuitant issue ages applicable to your contract.
------------------------------------------------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL        To exercise your cancellation right under the contract, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits"
                            later in this Prospectus for more information.
------------------------------------------------------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. FOR A STATE-BY-STATE DESCRIPTION OF ALL MATERIAL VARIATIONS OF THIS CONTRACT, SEE APPENDIX IV LATER IN THIS PROSPECTUS.


For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.


CURRENTLY, YOU MAY PURCHASE A CONTRACT ONLY IF YOU ARE A PARTICIPANT IN AN ACCOUNT ESTABLISHED UNDER A FEE-BASED PROGRAM SPONSORED AND MAINTAINED BY A REGISTERED BROKER-DEALER OR OTHER FINANCIAL INTERMEDIARY WE APPROVE (INCLUDING AXA ADVISORS, LLC, ONE OF THE DISTRIBUTORS OF THE CONTRACTS AND AN AFFILIATE OF AXA EQUITABLE). WE MAY, IN THE FUTURE, OFFER THIS CONTRACT THROUGH OTHER MEANS. THE FEES AND EXPENSES OF A FEE-BASED PROGRAM ARE SEPARATE FROM AND IN ADDITION TO THE FEES AND EXPENSES OF THE CONTRACT AND GENERALLY PROVIDE FOR VARIOUS BROKERAGE SERVICES. IF YOU PURCHASE THIS CONTRACT THROUGH A FEE-BASED ARRANGEMENT AND LATER TERMINATE THE ARRANGEMENT, YOUR CONTRACT WILL CONTINUE IN FORCE. THERE MAY BE CHARGES ASSOCIATED WITH THE FEE-BASED ARRANGEMENT SHOULD YOU DECIDE TO NO LONGER PARTICIPATE IN THE ARRANGEMENT. PLEASE CONSULT WITH YOUR PROGRAM SPONSOR FOR MORE DETAILS ABOUT YOUR FEE-BASED PROGRAM.


          RETIREMENT CORNERSTONE(R) -- SERIES ADV AT A GLANCE -- KEY FEATURES 12

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


13 RETIREMENT CORNERSTONE(R) -- SERIES ADV AT A GLANCE -- KEY FEATURES

Fee table



--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)


--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------
Charge for each additional transfer in excess of
12 transfers per contract year:(2)                  Maximum Charge: $35
                                                     Current Charge: $0
--------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------
Maximum annual administrative charge(3)

  If your account value on a contract date
   anniversary is less than $50,000(4)               $30

  If your account value on a contract date
   anniversary is $50,000 or more                    $0

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES(5):
Operations                                           0.35%

Administration                                       0.20%

Distribution                                         0.10%
                                                     -----
Total separate account annual expenses ("Contract
fee")                                                0.65%
--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU FUND ANY OF THE FOLLOWING OPTIONAL BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a percentage of the applicable benefit base.(6)
Deducted annually(7) on each contract date anniversary for which the benefit is in effect.)

  Return of Principal death benefit                  No Charge

  Highest Anniversary Value death benefit            0.25% (current and maximum)

  "Greater of" death benefit

     Maximum Charge (if the Roll-up to age
     85 benefit base resets, we reserve the right
     to increase your charge up to):                 1.10%

     Current Charge:                                 0.95%
--------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a percentage of the GIB benefit base(6). Deducted annually(7) on each contract date anni-versary for which the benefit is in effect.)

  Maximum Charge (if the GIB benefit base resets, we reserve the right
  to increase your charge up to):                    1.25%

  Current Charge:                                    0.95%
--------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


                                                                    FEE TABLE 14

--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010
(expenses that are deducted from Portfolio assets          Lowest     Highest
including management fees, 12b-1 fees,                      ------     -------
service fees, and/or other expenses)(8)                     0.37%      2.19%
-------------------------------------------------------------------------------






Notes:


(1) The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2) Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.

(3) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro-rata portion of the administrative charge for that year.

(4) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(5) In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges.

(6) The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protection with Investment Performance variable investment options and amounts in the account for special money market dollar cost averaging designated for transfers to the Protection with Investment Performance variable investment options. Subsequent adjustments to the applicable benefit base and the investment performance of the Protection with Investment Performance account may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Protection with Investment Performance account. See "Guaranteed minimum death benefits" and "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus.


(7) If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro-rata portion of the charge for that year.

(8) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying Portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Rydex|SGI VT Managed Futures Strategy Fund.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit with the Guaranteed income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge of 0.0080%, calculated as a percentage of contract value. As discussed immediately below, the example further assumes the highest minimum Deferral bonus Roll-up rate of 8% is applied to the GIB benefit base and Annual Roll-up to age 85 benefit base annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each Guaranteed benefit's benefit base. The example also assumes there has not been a withdrawal from the Protection with Investment Performance account.


In this example, we assume the highest minimum Deferral bonus Roll-up rate of 8% that can be applied to the GIB and Roll-up to age 85 benefit bases. We do this because this will result in the highest minimum GIB benefit base and "Greater of" death benefit base. Since the charges for the GIB and "Greater of" death benefit are calculated as a percentage of their applicable benefit bases, the examples show the maximum charges under these assumptions. We reserve the right to declare a Deferral bonus Roll-up rate in excess of 8%. A higher Deferral bonus Roll-up rate could result in a higher GIB benefit base and "Greater of" death benefit base. However, since we cannot predict how high your Deferral bonus Roll-up rate might be, we have based the example on a Deferral bonus Roll-up rate of 8%, which is the highest rate available under the Deferral bonus Ten-Year Treasuries Formula Rate. See "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits".

Amounts allocated to the account for special money market dollar cost averaging are not covered by these examples. The annual administrative charge does apply to amounts allocated to the account for special money market dollar cost averaging.


The example assumes that you invest $10,000 in the Protection with Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charges for the Guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Protection with Investment Performance variable investment options that invest in Portfolios with (a) the maximum fees and expenses, and (b) the minimum fees and expenses (before expense limitations). The Protection with Investment Performance variable investment options with the maximum and minimum underlying Portfolio fees and expenses are AXA Tactical Manager 400 and EQ/Core Bond Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


15 FEE TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                        SERIES ADV
------------------------------------------------------------------------------------------------------------------------------------
                                                     If you surrender or
                                                      do not surrender
                                                  your contract at the end of          If you annuitize at the end of
                                                  the applicable time period             the applicable time period
-----------------------------------------------------------------------------------------------------------------------------------
                                             1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of   $401     $1,260    $2,201    $4,981       N/A    $1,260    $2,201    $4,981
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of   $350     $1,107    $1,947    $4,492       N/A    $1,107    $1,947    $4,492
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



The next example shows the expenses that a hypothetical contract owner who has opted out of all optional benefits that have fees associated with them would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated annual administrative charge of 0.0080%, calculated as a percentage of contract value.


The example assumes amounts are allocated to the most expensive and least expensive Portfolio. Amounts allocated to the guaranteed interest option and the account for special money market dollar cost averaging are not covered by these examples. The annual administrative charge does apply to amounts allocated to the guaranteed interest option, and the account for special money market dollar cost averaging.


The example assumes that you invest $10,000 in the Investment Performance variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Investment Performance variable investment options set forth in the previous charts. The Investment Performance variable investment options with the maximum and minimum underlying Portfolio fees and expenses are Rydex|SGI VT Managed Futures Strategy and EQ/Equity 500 Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



------------------------------------------------------------------------------------------------------------------------------------
                                                        SERIES ADV
------------------------------------------------------------------------------------------------------------------------------------
                                                     If you surrender or
                                                      do not surrender
                                                  your contract at the end of          If you annuitize at the end of
                                                  the applicable time period             the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $299     $915      $1,556    $3,276       N/A    $915      $1,556    $3,276
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $108     $337      $  584    $1,291       N/A    $337      $  584    $1,291
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see Appendix III at the end of this Prospectus.


CONDENSED FINANCIAL INFORMATION


Because the contracts offered by this Prospectus had not yet been sold as of December 31, 2010, no class of accumulation units have yet been derived from the contracts offered by this Prospectus.



                                                                    FEE TABLE 16

1. Contract features and benefits



--------------------------------------------------------------------------------
HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract.
We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The following tables summarize our current rules regarding contributions to your contract, which are subject to change. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant.
--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------

We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. For a state-by-state description of all material variations of this contract, see Appendix IV later in this Prospectus.


You may not contribute or transfer more than $1,500,000 to your Protection with Investment Performance variable investment options and the account for special money market dollar cost averaging with amounts designated for the Protection with Investment Performance variable investment options.


Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a new special money market dollar cost averaging program. You may, however, be able to continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account. Scheduled transfers from an existing special money market dollar cost averaging program will continue through to the program's conclusion.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Retirement Cornerstone(R) Series contracts, respectively, purchased at the same time by an individual (including spouse) meet the minimum.

--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------
Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:


o Change our contribution requirements and limitations and our transfer rules, including to:

      -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

      -- discontinue the acceptance of subsequent contributions to the contract;

      -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

      -- discontinue the acceptance of subsequent contributions and/or transfers into the Protection with Investment Performance variable investment options.

o Default certain contributions and transfers designated for a Protection with Investment Performance variable investment option(s) to the corresponding Investment Performance variable investment option(s), which invests in the same underlying Portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

o Further limit the number of variable investment options you may invest in at any one time.

o     Limit or terminate new contributions or transfers to an investment option.


WE RESERVE THE RIGHT IN OUR SOLE DISCRETION TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE



17 CONTRACT FEATURES AND BENEFITS

ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

                                               CONTRACT FEATURES AND BENEFITS 18

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER                                                                ADDITIONAL LIMITATIONS ON CONTRI-
CONTRACT TYPE  AND ANNUITANT ISSUE AGES  MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS        BUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ             0-85                      $10,000 (initial)             o   After-tax money.        o   You may make subsequent
                                                                                                       contributions to your
                                         $500 (if subsequent contribu- o   Paid to us by check or      Protection with Investment
                                         tions are permitted)              transfer of contract        Performance account
                                                                           value in a tax-deferred     until attained age 75,
                                         $100 monthly and $300             exchange under Section      or if later, the first
                                         quarterly under the automatic     1035 of the Internal        contract date anniversary.
                                         investment program (if subse-     Revenue Code.               However, once you make
                                         quent contributions are                                       a withdrawal from your
                                         permitted)                                                    Protection with Investment
                                                                                                       Performance account,
                                                                                                       subsequent contributions to
                                                                                                       your Protection with
                                                                                                       Investment Performance
                                                                                                       account will no longer
                                                                                                       be permitted.

                                                                                                   o   You may make subsequent
                                                                                                       contributions to your
                                                                                                       Investment Performance
                                                                                                       account until the later
                                                                                                       of attained age 86 or the
                                                                                                       first contract date
                                                                                                       anniversary.
------------------------------------------------------------------------------------------------------------------------------------



(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.


19 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER                                                                ADDITIONAL LIMITATIONS ON CONTRI-
CONTRACT TYPE  AND ANNUITANT ISSUE AGES  MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS        BUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional    20-85                     $10,000 (initial)             o  Eligible rollover        o   You may make subsequent
IRA                                                                       distributions from           contributions to your
                                         $50 (if subsequent contribu-     403(b) plans, qualified      Protection with Investment
                                         tions are permitted)             plans and governmental       Performance account
                                                                          employer 457(b) plans.       until attained age 75,
                                         $100 monthly and $300                                         or if later, the first
                                         quarterly under the           o  Rollovers from another       contract date anniversary.
                                         automatic investment             traditional individual       However, once you make
                                         program (if subse-               retirement arrangement.      a withdrawal from your
                                         quent contributions are                                       Protection with Investment
                                         permitted)                    o  Direct custodian-to-         Performance account,
                                                                          custodian transfers          subsequent contributions to
                                                                          from another                 your Protection with
                                                                          traditional individual       Investment Performance
                                                                          retirement arrangement.      account will no longer
                                                                                                       be permitted.
                                                                       o  Regular IRA contribu-
                                                                          tions.                   o   You may make subsequent
                                                                                                       contributions to your
                                                                       o  Additional catch-up          Investment Performance
                                                                          contributions.               account until the later
                                                                                                       of attained age 86 or the
                                                                                                       first contract date
                                                                                                       anniversary.

                                                                                                   o   Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       required minimum distri-
                                                                                                       butions; you also cannot
                                                                                                       make regular IRA contri-
                                                                                                       butions after age 70-1/2.

                                                                                                   o   Although we accept
                                                                                                       regular IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       traditional IRA contracts,
                                                                                                       we intend that the con-
                                                                                                       tract be used primarily
                                                                                                       for rollover and direct
                                                                                                       transfer contributions.

                                                                                                   o   Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 but under
                                                                                                       age 70-1/2 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.



                                               CONTRACT FEATURES AND BENEFITS 20

----------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR
                  OWNER AND                                                                             ADDITIONAL LIMITATIONS
                  ANNUITANT                                         SOURCE OF                               ON CONTRIBUTIONS
CONTRACT TYPE    ISSUE AGES        MINIMUM CONTRIBUTIONS          CONTRIBUTIONS                          TO THE CONTRACT(1)
----------------------------------------------------------------------------------------------------------------------------------
Roth IRA          20-85            $10,000 (initial)               o Rollovers from another           o You may make subsequent
                                                                     Roth IRA.                          contributions to
                                   $50 (if subsequent contri-                                           your Protection with
                                   butions are permitted)          o Rollovers from a 'designated       Investment Performance
                                                                     Roth contribution                  account until attained
                                   $100 monthly and $300             account' under specified           age 75, or if later, the
                                   quarterly under the               retirement plans.                  first contract date
                                   automatic investment                                                 anniversary. However, once
                                   program (if subse-              o Conversion rollovers               you make a withdrawal
                                   quent contributions are           from a traditional IRA or          from your Protection
                                   permitted)                        other eligible retirement          with Investment Performance
                                                                     plan.                              account, subsequent
                                                                                                        contributions
                                                                   o Direct custodian-to-               to your Protection with
                                                                     custodian transfers from           Investment Performance
                                                                     another Roth IRA.                  account will no longer
                                                                                                        be permitted.
                                                                   o Regular Roth IRA
                                                                     contributions.                   o You may make subsequent
                                                                                                        contributions to
                                                                   o Additional catch-up                your Investment Performance
                                                                     contributions.                     account until the
                                                                                                        later of attained age 86
                                                                                                        or the first contract date
                                                                                                        anniversary.

                                                                                                      o Conversion rollovers
                                                                                                        after age 701/2 must be
                                                                                                        net of required minimum
                                                                                                        distributions for the
                                                                                                        traditional IRA or other
                                                                                                        eligible retirement plan
                                                                                                        that is the source of the
                                                                                                        conversion rollover.

                                                                                                      o Although we accept
                                                                                                        Roth IRA contributions
                                                                                                        (limited to $5,000 per
                                                                                                        calendar year) under
                                                                                                        Roth IRA contracts, we
                                                                                                        intend that the contract
                                                                                                        be used primarily for
                                                                                                        rollover and direct transfer
                                                                                                        contributions.

                                                                                                      o Subsequent catch-up
                                                                                                        contributions of up to
                                                                                                        $1,000 per calendar year
                                                                                                        where the owner is at
                                                                                                        least 50 at any time
                                                                                                        during the calendar year
                                                                                                        for which the contribution
                                                                                                        is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.



21 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER                                                                ADDITIONAL LIMITATIONS ON CONTRI-
CONTRACT TYPE  AND ANNUITANT ISSUE AGES  MINIMUM CONTRIBUTIONS         SOURCE OF CONTRIBUTIONS        BUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA  0-70                      $10,000 (initial)              o  Direct custodian-to-     o   Any subsequent contri-
Beneficiary                                                                custodian transfers of       butions must be from
continuation                             $1,000 (if subsequent             your interest as a death     the same type of IRA of
contract                                 contributions are                 beneficiary of the           the same deceased
(traditional                             permitted)                        deceased owner's tradi-      owner.
IRA or                                                                     tional individual
Roth IRA)                                                                  retirement arrangement   o   You may make subse-
                                                                           or Roth IRA to an IRA        quent contributions to
                                                                           of the same type.            your Protection with
                                                                                                        Investment Performance
                                                                        o  Non-spousal beneficiary      account until attained
                                                                           direct rollover contribu-    age 75, or if later, the
                                                                           tions may be made to an      first contract date anni-
                                                                           Inherited IRA contract       versary. However, once
                                                                           under specified circum-      you make a withdrawal
                                                                           stances from these           from your Protection
                                                                           "Applicable Plans":          with Investment Perfor-
                                                                           qualified plans, 403(b)      mance account,
                                                                           plans and governmental       subsequent contributions
                                                                           employer 457(b) plans.       to your Protection with
                                                                                                        Investment Performance
                                                                                                        account will no longer
                                                                                                        be permitted.

                                                                                                    o   You may make subse-
                                                                                                        quent contributions to
                                                                                                        your Investment Perfor-
                                                                                                        mance account until the
                                                                                                        later of attained age 86
                                                                                                        or the first contract date
                                                                                                        anniversary.

                                                                                                    o   No additional contribu-
                                                                                                        tions are permitted to
                                                                                                        Inherited IRA contracts,
                                                                                                        issued as a Non-spousal
                                                                                                        beneficiary direct rollover
                                                                                                        from an Applicable Plan.

------------------------------------------------------------------------------------------------------------------------------------



(1) In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into your Protection with Investment Performance account at any time.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.


                                               CONTRACT FEATURES AND BENEFITS 22

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. Also, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.


For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA Beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST


If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Protection with Investment Performance account, you should strongly consider "split-funding": that is the trust holds investments in addition to this Retirement Cornerstone(R) -- Series ADV contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. The required distribution may have an adverse impact on the value of your Guaranteed benefits.



HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. For an IRA contract (traditional or Roth) your initial contribution must be a direct transfer contribution from another IRA contract (traditional or Roth, as the case may be) or a rollover from an IRA or other eligible retirement plan. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the
Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable FINRA time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.
--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year."
The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------
If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


23  CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the following:

o Protection with Investment Performance variable investment options (used to fund Guaranteed benefits)

o   Investment Performance variable investment options

o   Guaranteed interest option

o   the account for special money market dollar cost averaging

As noted throughout this Prospectus, all eligible contracts will be issued with the GIB unless you opt out at the time you apply for your contract. Also, all eligible contracts will be issued with the Return of Principal death benefit unless you make an alternate election of the Highest Anniversary Value death benefit or "Greater of" death benefit. Your Guaranteed benefits do not need to be funded at issue. Also, any applicable charges will not be assessed until you fund your Protection with Investment Performance account. The Protection with Investment Performance variable investment options are used to fund these benefits.

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in the account for special money market dollar cost averaging designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be included in the respective benefit bases of your Guaranteed benefits and will become part of your Protection with Investment Performance account value. All amounts allocated to the Protection with Investment Performance variable investment options and amounts in the account for special money market dollar cost averaging designated for Protection with Investment Performance variable investment options are subject to the terms and conditions of the Guaranteed benefits under your contract.

If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you have a Guaranteed benefit, there is no requirement that you must fund it either at issue or on any future date.

IF YOU HAVE A GUARANTEED BENEFIT AND ALLOCATE ANY AMOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS OR THE ACCOUNT FOR SPECIAL MONEY MARKET DOLLAR COST AVERAGING WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS UNDER YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.


Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.


The table below shows the current Protection with Investment Performance variable investment options and Investment Performance variable investment options available to you. It is important to note that the Protection with Investment Performance variable investment options are also available as Investment Performance variable investment options. The Protection with Investment Performance variable investment options invest in the same Portfolios as the corresponding Investment Performance variable investment options.


-------------------------------------------------------------------------------
PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE
INVESTMENT OPTIONS
-------------------------------------------------------------------------------
AXA STRATEGIC ALLOCATION
-------------------------------------------------------------------------------
o AXA Balanced Strategy                       o AXA Conservative Strategy
o AXA Conservative Growth Strategy            o AXA Moderate Growth Strategy
-------------------------------------------------------------------------------
  FIXED INCOME
-------------------------------------------------------------------------------
o EQ/Core Bond Index                          o EQ/Intermediate Government Bond
                                                Index
-------------------------------------------------------------------------------
  EQUITY
-------------------------------------------------------------------------------
o AXA Growth Strategy                         o AXA Tactical Manager 400
o AXA Tactical Manager                        o AXA Tactical Manager 500
  International                               o AXA Tactical Manager 2000
-------------------------------------------------------------------------------
  INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------------
o AXA Aggressive Allocation                   o EQ/GAMCO Small Company Value
o AXA Moderate Allocation                     o EQ/Global Bond PLUS
o AXA Moderate-Plus Allocation                o EQ/Global Multi-Sector Equity
o All Asset Allocation                        o EQ/Intermediate Government Bond
o AXA Balanced Strategy                         Index
o AXA Conservative Growth Strategy            o EQ/International Core PLUS
o AXA Conservative Strategy                   o EQ/International ETF
o AXA Growth Strategy                         o EQ/International Equity Index
o AXA Moderate Growth Strategy                o EQ/International Value PLUS
o AXA Tactical Manager 400                    o EQ/JPMorgan Value Opportunities
o AXA Tactical Manager 500                    o EQ/Large Cap Growth Index
o AXA Tactical Manager 2000                   o EQ/Large Cap Growth PLUS
o AXA Tactical Manager International          o EQ/Large Cap Value Index
o EQ/AllianceBernstein Small Cap              o EQ/Large Cap Value PLUS
  Growth                                      o EQ/MFS International Growth
o EQ/AXA Franklin Small Cap Value Core        o EQ/Mid Cap Index
o EQ/BlackRock Basic Value Equity             o EQ/Mid Cap Value PLUS
o EQ/Boston Advisors Equity Income            o EQ/Money Market
o EQ/Capital Guardian Research                o EQ/Montag & Caldwell Growth
o EQ/Common Stock Index                       o EQ/Morgan Stanley Mid Cap Growth
o EQ/Core Bond Index                          o EQ/Mutual Large Cap Equity
o EQ/Davis New York Venture                   o EQ/Oppenheimer Global
o EQ/Equity 500 Index                         o EQ/PIMCO Ultra Short Bond
o EQ/Franklin Core Balanced                   o EQ/Small Company Index
o EQ/Franklin Templeton Allocation            o EQ/T. Rowe Price Growth Stock
o EQ/GAMCO Mergers and Acquisitions           o EQ/Templeton Global Equity
                                              o EQ/Van Kampen Comstock
                                              o EQ/Wells Fargo Omega Growth
--------------------------------------------------------------------------------




                                              CONTRACT FEATURES AND BENEFITS  24

----------------------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS
(CONTINUED)
----------------------------------------------------------------------------------------------------
o AllianceBernstein VPS Balanced Wealth                 o Invesco V.I. Leisure
  Strategy                                              o Invesco V.I. Mid Cap Core Equity
o AllianceBernstein VPS International                   o Invesco V.I. Small Cap Equity
  Growth                                                o Ivy Funds VIP Asset Strategy
o American Century VP Large Company                     o Ivy Funds VIP Dividend
  Value                                                   Opportunities
o American Century VP Mid Cap Value                     o Ivy Funds VIP Energy
o BlackRock Global Allocation                           o Ivy Funds VIP Global Natural
  V.I. Fund                                               Resources
o BlackRock Large Cap Growth                            o Ivy Funds VIP High Income
  V.I. Fund                                             o Ivy Funds VIP Mid Cap Growth
o Fidelity(R) VIP Asset Manager: Growth(R)              o Ivy Funds VIP Science & Technology
o Fidelity(R) VIP Contrafund(R)                         o Ivy Funds VIP Small Cap Growth
o Fidelity(R) VIP Freedom 2015                          o Lazard Retirement Emerging Markets
o Fidelity(R) VIP Freedom 2020                            Equity
o Fidelity(R) VIP Freedom 2025                          o Lord Abbett Bond Debenture
o Fidelity(R) VIP Freedom 2030                          o Lord Abbett Classic Stock
o Fidelity(R) VIP Mid Cap                               o Lord Abbett Growth Opportunities
o Fidelity(R) VIP Strategic Income                      o MFS(R) International Value
o Franklin Income Securities                            o MFS(R) Investors Growth Stock
o Franklin Strategic Income Securities                    Series
o Franklin Templeton VIP Founding Funds                 o MFS(R) Investors Trust Series
  Allocation                                            o MFS(R) Technology
o Mutual Shares Securities                              o MFS(R) Utilities Series
o Templeton Developing Markets                          o PIMCO VIT CommodityRealReturn(R)
  Securities                                              Strategy
o Templeton Foreign Securities                          o PIMCO VIT Emerging Markets Bond
o Templeton Global Bond Securities                      o PIMCO VIT Real Return Strategy
o Templeton Growth Securities                           o PIMCO VIT Total Return
o Goldman Sachs VIT Mid Cap Value                       o ProFund VP Biotechnology
o Invesco V.I. Dividend Growth                          o Rydex|SGI VT Alternative Strategies
o Invesco V.I. Global Real Estate                         Allocation
o Invesco V.I. High Yield                               o Rydex|SGI VT Managed Futures
o Invesco V.I. International Growth                       Strategy
                                                        o T.Rowe Price Health Sciences
                                                          Portfolio II
                                                        o Van Eck VIP Global Hard Assets
----------------------------------------------------------------------------------------------------



If you decide to participate in our special money market dollar cost averaging program, any amounts allocated to the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options will be included in the Protection with Investment Performance account value. Any amounts allocated to the account for special money market dollar cost averaging that are designated for future transfers to the Investment Performance variable investment options and the guaranteed interest option will be included in your Investment Performance account value. As discussed later in this section, dollar cost averaging allows you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Investment Performance and Protection with Investment Performance variable investment options as part of your special money market dollar cost averaging program. See "Allocating your contributions" later in this section.



VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions and allocations and transfers to any of the variable investment options (including the Protection with Investment Performance variable investment options) and to limit the number of variable investment options which you may select.


25  CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Strategic Allocation Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios than certain other Portfolios available to you under your contract. In addition, the AXA Strategic Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain Guaranteed benefits based on its selection of underlying Portfolios in which each AXA Strategic Allocation Portfolio invests. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.





------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS   OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION      Class A       Seeks long-term capital appreciation.       o  AXA Equitable Funds Management
                                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION        Class A       Seeks long-term capital appreciation and    o  AXA Equitable Funds Management
                                             current income.                                Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION   Class A       Seeks long-term capital appreciation and    o  AXA Equitable Funds Management
                                             current income, with a greater emphasis on     Group, LLC
                                             capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS   OBJECTIVE                                     AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION           Class IA      Seeks long-term capital appreciation and    o  AXA Equitable Funds Management
                                             current income.                                Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY(1)       Class IB      Seeks long-term capital appreciation and    o  AXA Equitable Funds Management
                                             current income.                                Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH        Class IB      Seeks current income and growth of capital, o  AXA Equitable Funds Management
 STRATEGY(1)                                 with a greater emphasis on current income.     Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY(1)   Class IB      Seeks a high level of current income.       o  AXA Equitable Funds Management
                                                                                            Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY(1)         Class IB      Seeks long-term capital appreciation and    o  AXA Equitable Funds Management
                                             current income, with a greater emphasis on     Group, LLC
                                             capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 26

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS   OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH            Class IB      Seeks long-term capital appreciation and       o   AXA Equitable Funds Management
 STRATEGY(1)                                 current income, with a greater emphasis on         Group, LLC
                                             current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400(1)    Class IB      Seeks to achieve long-term growth of capi-     o   AllianceBernstein L.P.
                                             tal with an emphasis on risk-adjusted          o   AXA Equitable Funds Management
                                             returns and lower volatility over a full mar-      Group, LLC
                                             ket cycle relative to traditional equity funds o   BlackRock Investment Management, LLC
                                             and equity market indexes, by investing in a
                                             combination of long and short positions on
                                             equity securities of mid-capitalization com-
                                             panies, including securities in the Standard
                                             & Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500(1)    Class IB      Seeks to achieve long-term growth of capi-     o   AllianceBernstein L.P.
                                             tal with an emphasis on risk-adjusted          o   AXA Equitable Funds Management
                                             returns and lower volatility over a full mar-      Group, LLC
                                             ket cycle relative to traditional equity funds o   BlackRock Investment Management, LLC
                                             and equity market indexes, by investing in a
                                             combination of long and short positions on
                                             equity securities of large-capitalization com-
                                             panies, including securities in the Standard
                                             & Poor's 500 Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000(1)   Class IB      Seeks to achieve long-term growth of capi-     o   AllianceBernstein L.P.
                                             tal with an emphasis on risk-adjusted          o   AXA Equitable Funds Management
                                             returns and lower volatility over a full mar-      Group, LLC
                                             ket cycle relative to traditional equity funds o   BlackRock Investment Management, LLC
                                             and equity market indexes, by investing in a
                                             combination of long and short positions on
                                             equity securities of small-capitalization com-
                                             panies, including securities in the Russell
                                             2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER           Class IB      Seeks to achieve long-term growth of capi-     o   AllianceBernstein L.P.
 INTERNATIONAL(1)                            tal with an emphasis on risk-adjusted          o   AXA Equitable Funds Management
                                             returns and lower volatility over a full mar-      Group, LLC
                                             ket cycle relative to traditional equity funds o   BlackRock Investment Management, LLC
                                             and equity market indexes, by investing in a
                                             combination of long and short positions on
                                             equity securities of foreign companies,
                                             including securities in the Morgan Stanley
                                             Capital International EAFE Index, ASX SPI
                                             200 Index, Dow Jones EURO STOXX 50
                                             Index, FTSE 100 Index and the Tokyo Stock
                                             Price Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP Class IA      Seeks to achieve long-term growth of capital   o   AllianceBernstein L.P.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP      Class IA      Seeks to achieve long-term total return.       o   AXA Equitable Funds Management
 VALUE CORE                                                                                     Group, LLC
                                                                                            o   BlackRock Investment Management,
                                                                                                LLC
                                                                                            o   Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Class IA      Seeks to achieve capital appreciation and      o   BlackRock Investment Management,
 EQUITY                                      secondarily, income.                               LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Class IA      Seeks a combination of growth and income       o   Boston Advisors, LLC
 INCOME                                      to achieve an above-average and consistent
                                             total return.
------------------------------------------------------------------------------------------------------------------------------------


27 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS   OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
<EQ/CAPITAL GUARDIAN RESEARCH  Class IA      Seeks to achieve long-term growth of capi-     o   Capital Guardian Trust Company
                                             tal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX          Class IA      Seeks to achieve a total return before         o   AllianceBernstein L.P.
                                             expenses that approximates the total return
                                             performance of the Russell 3000 Index,
                                             including reinvestment of dividends, at a risk
                                             level consistent with that of the Russell
                                             3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX(1)          Class IB      Seeks to achieve a total return before         o   SSgA Funds Management, Inc.
                                             expenses that approximates the total return
                                             performance of the Barclays Capital Inter-
                                             mediate U.S. Government/Credit Index,
                                             including reinvestment of dividends, at a risk
                                             level consistent with that of the Barclays
                                             Capital Intermediate U.S. Government/Credit
                                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE      Class IA      Seeks to achieve long-term growth of capi-     o   Davis Selected Advisors, L.P.
                                             tal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Class IA      Seeks to achieve a total return before         o   AllianceBernstein L.P.
                                             expenses that approximates the total return
                                             performance of the S&P 500 Index, includ-
                                             ing reinvestment of dividends, at a risk
                                             level consistent with that of the S&P 500
                                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED      Class IA      Seeks to maximize income while maintain-       o   AXA Equitable Funds Management
                                             ing prospects for capital appreciation.            Group, LLC

                                                                                            o   BlackRock Investment Management,
                                                                                                LLC

                                                                                            o   Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON          Class IA      Primarily seeks capital appreciation and       o   AXA Equitable Funds Management
 ALLOCATION                                  secondarily seeks income.                          Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND           Class IA      Seeks to achieve capital appreciation.         o   GAMCO Asset Management, Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Class IA      Seeks to maximize capital appreciation.        o   GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS            Class IA      Seeks to achieve capital growth and current    o   AXA Equitable Funds Management
                                             income.                                            Group, LLC

                                                                                            o   BlackRock Investment Management,
                                                                                                LLC

                                                                                            o   First International Advisors, LLC

                                                                                            o   Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY  Class IA      Seeks to achieve long-term capital apprecia-   o   AXA Equitable Funds Management
                                             tion.                                              Group, LLC

                                                                                            o   BlackRock Investment Management,
                                                                                                LLC

                                                                                            o   Morgan Stanley Investment Manage-
                                                                                                ment Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 28

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS   OBJECTIVE                                      AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT     Class IB      Seeks to achieve a total return before         o   SSgA Funds Management, Inc.
 BOND INDEX(1)                               expenses that approximates the total return
                                             performance of the Barclays Capital Inter-
                                             mediate U.S. Government Bond Index,
                                             including reinvestment of dividends, at a risk
                                             level consistent with that of the Barclays
                                             Capital Intermediate U.S. Government Bond
                                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS     Class IA      Seeks to achieve long-term growth of capi-     o   AXA Equitable Funds Management
                                             tal.                                               Group, LLC

                                                                                            o   BlackRock Investment Management,
                                                                                                LLC

                                                                                            o   Hirayama Investments, LLC

                                                                                            o   Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF           Class IA      Seeks long-term capital appreciation.          o   AXA Equitable Funds Management
                                                                                                Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL               Class IA      Seeks to achieve a total return (before        o   AllianceBernstein L.P.
 EQUITY INDEX(2)                             expenses) that approximates the total return
                                             performance of a composite index com-
                                             prised of 40% Dow Jones EURO STOXX 50
                                             Index, 25% FTSE 100 Index, 25% TOPIX
                                             Index and 10% S&P/ASX 200 Index, includ-
                                             ing reinvestment of dividends, at a risk level
                                             consistent with that of the composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS    Class IA      Seeks to provide current income and long-      o   AXA Equitable Funds Management
                                             term growth of income, accompanied by              Group, LLC
                                             growth of capital.
                                                                                            o   BlackRock Investment Management,
                                                                                                LLC

                                                                                            o   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Class IA      Seeks to achieve long-term capital apprecia-   o   J.P. Morgan Investment Management
 OPPORTUNITIES                               tion.                                              Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX                    Seeks to achieve a total return before         o   AllianceBernstein L.P.
                                             expenses that approximates the total return
                                             performance of the Russell 1000 Growth
                                             Index, including reinvestment of dividends
                                             at a risk level consistent with that of the
                                             Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS       Class IA      Seeks to provide long-term capital growth.     o   AXA Equitable Funds Management
                                                                                                 Group, LLC

                                                                                            o   BlackRock Investment Management,
                                                                                                LLC

                                                                                            o   Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX       Class IA      Seeks to achieve a total return before         o   SSgA Funds Management, Inc.
                                             expenses that approximates the total return
                                             performance of the Russell 1000 Value
                                             Index, including reinvestment of dividends,
                                             at a risk level consistent with that of the
                                             Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS        Class IA      Seeks to achieve long-term growth of capital.  o   AllianceBernstein L.P.

                                                                                            o   AXA Equitable Funds Management
                                                                                                Group, LLC
------------------------------------------------------------------------------------------------------------------------------------


29 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                 SHARE CLASS   OBJECTIVE                                       AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH(3) Class IA      Seeks to achieve capital appreciation.          o   MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX               Class IA      Seeks to achieve a total return before          o   SSgA Funds Management, Inc.
                                             expenses that approximates the total return
                                             performance of the S&P Mid Cap 400 Index,
                                             including reinvestment of dividends, at a risk
                                             level consistent with that of the S&P Mid
                                             Cap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS          Class IA      Seeks to achieve long-term capital apprecia-    o   AXA Equitable Funds Management
                                             tion.                                               Group, LLC

                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC

                                                                                             o   Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Class IA      Seeks to obtain a high level of current         o   The Dreyfus Corporation
                                             income, preserve its assets and maintain
                                             liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH    Class IA      Seeks to achieve capital appreciation.          o   Montag & Caldwell, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP      Class IA      Seeks to achieve capital growth.                o   Morgan Stanley Investment Manage-
 GROWTH                                                                                          ment Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY     Class IA      Seeks to achieve capital appreciation, which    o   AXA Equitable Funds Management
                                             may occasionally be short-term, and second-         Group, LLC
                                             arily, income.
                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC

                                                                                             o   Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Class IA      Seeks to achieve capital appreciation.          o   OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND                    Seeks to generate a return in excess of         o   Pacific Investment Management Com-
                                             traditional money market products while             pany, LLC
                                             maintaining an emphasis on preservation of
                                             capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Class IA      Seeks to replicate as closely as possible       o   AllianceBernstein L.P.
                                             (before the deduction of Portfolio expenses)
                                             the total return of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK  Class IA      Seeks to achieve long-term capital apprecia-    o   T. Rowe Price Associates, Inc.
                                             tion and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY     Class IA      Seeks to achieve long-term capital growth.      o   AXA Equitable Funds Management
                                                                                                 Group, LLC

                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC

                                                                                             o   Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK         Class IA      Seeks to achieve capital growth and income.     o   Invesco Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA           Class IB      Seeks to achieve long-term capital growth.      o   Wells Capital Management, Inc.
 GROWTH(4)
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                    OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH      The fund's investment objective is to provide reasonable   o   Invesco Advisers, Inc.
 FUND(6)                          current income and long-term growth of income and
                                  capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE   The fund's investment objective is total return through    o   Invesco Advisers, Inc.
 FUND                             growth of capital and current income.                      o   Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------------------






                                               CONTRACT FEATURES AND BENEFITS 30

------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                    OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND      The fund's investment objective is total return comprised  o   Invesco Advisers, Inc.
                                  of current income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL        The fund's investment objective is long-term growth of     o   Invesco Advisers, Inc.
 GROWTH FUND                      capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. LEISURE FUND         The fund's investment objective is long-term growth of     o   Invesco Advisers, Inc.
                                  capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE         The fund's investment objective is long-term growth of     o   Invesco Advisers, Inc.
 EQUITY FUND                      capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY     The fund's investment objective is long-term growth of     o   Invesco Advisers, Inc.
 FUND                             capital.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
- CLASS B                                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                    OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS             The Portfolio's investment objective is to maximize total  o   AllianceBernstein L.P.
 BALANCED WEALTH STRATEGY         return consistent with the Adviser's determination of
 PORTFOLIO                        reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS             The Portfolio's investment objective is long-term growth   o   AllianceBernstein L.P.
 INTERNATIONAL GROWTH             of capital.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                    OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE         The fund seeks long-term capital growth. Income is a       o   American Century Investment
 COMPANY VALUE FUND               secondary objective.                                           Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP       The fund seeks long-term capital growth. Income is a       o   American Century Investment
 VALUE FUND                       secondary objective.                                           Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES
FUNDS, INC. - CLASS III                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                    OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL                  To seek high total investment return.                      o   BlackRock Advisors, LLC
 ALLOCATION V.I. FUND
                                                                                             o   BlackRock International Limited

                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH        Seeks long-term capital growth.                            o   BlackRock Advisors, LLC
 V.I. FUND
                                                                                             o   BlackRock Investment Management,
                                                                                                 LLC
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                    OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER:    Seeks to maximize total return by allocating its assets    o   Fidelity Management & Research
 GROWTH(R) PORTFOLIO              among stocks, bonds, short-term instruments, and other         Company (FMR)
                                  investments.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)     Seeks long-term capital appreciation.                      o   Fidelity Management & Research
 PORTFOLIO                                                                                       Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015      The fund seeks high total return with a secondary          o   Strategic Advisers
 PORTFOLIO                        objective of principal preservation as the fund
                                  approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020      The fund seeks high total return with a secondary          o   Strategic Advisers
 PORTFOLIO                        objective of principal preservation as the fund
                                  approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025      The fund seeks high total return with a secondary          o   Strategic Advisers
 PORTFOLIO                        objective of principal preservation as the fund
                                  approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------



31 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030        The fund seeks high total return with a secondary        o   Strategic Advisers
 PORTFOLIO                          objective of principal preservation as the fund
                                    approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP             Seeks long-term growth of capital.                       o   Fidelity Management & Research
 PORTFOLIO                                                                                       Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME    Seeks a high level of current income. The fund may also  o   Fidelity Management & Research
 PORTFOLIO                          seek capital appreciation.                                   Company(FMR)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST - CLASS 2                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES          The Fund's investment goal is to maximize income while   o   Franklin Advisers, Inc.
 FUND                               maintaining prospects for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME           The Fund's principal investment goal is to earn a high   o   Franklin Advisers, Inc.
 SECURITIES FUND                    level of current income. Its secondary goal is long-term
                                    capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP              The Fund's principal investment goal is capital          o   Franklin Advisers, Inc.(5)
 FOUNDING FUNDS                     appreciation. Its secondary goal is income.
 ALLOCATION FUND                                                                             o   Franklin Mutual Advisers, LLC(5)

                                                                                             o   Templeton Global Advisors,
                                                                                                 Limited(5)
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES            The Fund's principal investment goal is capital          o   Franklin Mutual Advisers, LLC
 FUND                               appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING                Seeks long-term capital appreciation.                    o   Templeton Asset Management Ltd.
 MARKETS SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES        Seeks long-term capital growth.                          o   Templeton Investment Counsel, LLC
 FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND               Seeks high current income, consistent with preservation  o   Franklin Advisers, Inc.
 SECURITIES FUND                    of capital. Capital appreciation is a secondary
                                    consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES         The Fund's investment goal is long-term capital growth.  o   Templeton Global Advisors, Limited
 FUND
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST - SERVICE SHARES                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP           Seeks long-term capital appreciation.                    o   Goldman Sachs Asset Management,
 VALUE FUND                                                                                      L.P.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY        To seek high total return over the long term.            o   Waddell & Reed Investment
                                                                                                 Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND              Seeks to provide total return.                           o   Waddell & Reed Investment
 OPPORTUNITIES                                                                                   Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY                Seeks to provide long-term capital appreciation.         o   Waddell & Reed Investment
                                                                                                 Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL        Seeks to provide long-term growth. Any income realized   o   Waddell & Reed Investment
 RESOURCES                          will be incidental.                                          Management Company (WRIMCO)

                                                                                             o   MacKenzie Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME           Seeks, as its primary objective, a high level of current o   Waddell & Reed Investment
                                    income. As a secondary objective, the Portfolio seeks        Management Company (WRIMCO)
                                    capital growth when consistent with its primary
                                    objective.
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH        Seeks to provide growth of your investment.              o   Waddell & Reed Investment
                                                                                                 Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE &             Seeks long-term growth of capital.                       o   Waddell & Reed Investment
 TECHNOLOGY                                                                                      Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------



                                               CONTRACT FEATURES AND BENEFITS 32

------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE
PORTFOLIOS                                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP             Seeks growth of capital.                                 o   Waddell & Reed Investment
 GROWTH                                                                                          Management Company (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING          Seeks long-term capital appreciation.                    o   Lazard Asset Management LLC
 MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. -
CLASS VC                                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                                AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE          The fund's investment objective is to seek high current  o   Lord, Abbett & Co. LLC.
 PORTFOLIO (VC)                     income and the opportunity for capital appreciation to
                                    produce a high total return.
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK           The fund's investment objective is growth of capital and o   Lord, Abbett & Co. LLC.
 PORTFOLIO (VC)                     growth of income consistent with reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH                  The fund's investment objective is capital appreciation. o   Lord, Abbett & Co. LLC.
 OPPORTUNITIES PORTFOLIO (VC)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE          The fund's investment objective is to seek capital      o   Massachusetts Financial Services
 SERIES PORTFOLIO                   appreciation.                                               Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to seek capital      o   Massachusetts Financial Services
 SERIES                             appreciation.                                               Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES       The fund's investment objective is to seek capital      o   Massachusetts Financial Services
                                    appreciation.                                               Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO         The fund's investment objective is to seek capital      o   Massachusetts Financial Services
                                    appreciation.                                               Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES             The fund's investment objective is to seek total        o   Massachusetts Financial Services
                                    return.                                                     Company
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                           Seeks maximum real return consistent with prudent       o   Pacific Investment Management
 COMMODITYREALRETURN(R)             investment management.                                      Company LLC
 STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS          Seeks maximum total return, consistent with             o   Pacific Investment Management
 BOND PORTFOLIO                     preservation of capital and prudent investment              Company LLC
                                    management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN               Seeks maximum real return, consistent with              o   Pacific Investment Management
 STRATEGY PORTFOLIO                 preservation of real capital and prudent investment         Company LLC
                                    management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN              Seeks maximum total return, consistent with             o   Pacific Investment Management
 PORTFOLIO                          preservation of capital and prudent investment              Company LLC
                                    management.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP                                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY            Seeks daily investment results, before fees and         o   ProFund Advisors LLC
                                    expenses, that correspond to the daily performance
                                    of the Dow Jones U.S. Biotechnology(SM) Index.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALTERNATIVE            Seeks to deliver a return that has a low correlation    o   Security Global Investors, LLC,
 STRATEGIES ALLOCATION FUND         to the returns of traditional stock and bond asset          which operates under the name
                                    classes as well as provide capital appreciation.            Security Global Investors.
------------------------------------------------------------------------------------------------------------------------------------




33 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MANAGED                Seeks to provide investment results that match the      o   Security Global Investors, LLC,
 FUTURES STRATEGY FUND              performance of a benchmark for measuring trends in the      which operates under the name
                                    commodity and financial futures markets. The Fund's         Security Global Investors.
                                    current benchmark is the Standard & Poor's Diversified
                                    Trends Indicator(R) (the "benchmark" or the "S&P DTI").
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES       Seeks long-term capital appreciation.                   o   T. Rowe Price Associates, Inc.
PORTFOLIO - II
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                      OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD             Seeks long-term capital appreciation by investing       o   Van Eck Associates Corporation
 ASSETS FUND                        primarily in "hard asset" securities. Income is a
                                    secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------



(1) This variable investment option is also available as a Protection with Investment Performance variable investment option should you decide to fund your Guaranteed benefits. For more information, please see "What are your investment options under the contract?" earlier in this section.

(2) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(3) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/Wells Fargo Advantage Omega Growth.

(5) Franklin Templeton VIP Founding Funds Allocation Fund is a fund-of-funds. Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited are the investment managers of the underlying funds. Franklin Templeton Services, LLC serves as the Fund's administrator.

(6) This variable investment option will become available on or about May 20, 2011.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                                               CONTRACT FEATURES AND BENEFITS 34

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Protection with Investment Performance account value.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges.

Your lifetime minimum rate is 1.00%. The data page for your contract shows the lifetime minimum rate. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1.00%. Current interest rates will never be less than the yearly guaranteed interest rate.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.


ALLOCATING YOUR CONTRIBUTIONS


You may allocate your contributions to the Investment Performance variable investment options, the guaranteed interest option, or the account for special money market dollar cost averaging. If you are eligible to have one or more Guaranteed benefits and you wish to fund them, you may allocate contributions to the Protection with Investment Performance variable investment options and the account for special money market dollar cost averaging. Also, we limit the number of variable investment options which you may select. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options.


Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in the account for special money market dollar cost averaging designated for future transfers to the Protection with Investment Performance variable investment options will fund your Guaranteed benefits. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Protection with Investment Performance account value.

For example:

You purchase a contract with an initial contribution of $100,000 and have the GIB and the Highest Anniversary Value death benefit. You allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. The $60,000 will be included in your Protection with Investment Performance account value and will be used to calculate your GIB and Highest Anniversary Value benefit bases. $40,000 will be included in your Investment Performance account value.


Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Protection with Investment Performance variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."


It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.


CUSTOM SELECTION RULES (APPLICABLE TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT ONLY)


For allocations to your Protection with Investment Performance account, you must allocate your contributions and transfers in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance account value be allocated according to the category and investment option limits described below. Allocations to the Protection with Investment Performance account may be made through contributions and transfers from your Investment Performance account. These Custom Selection Rules do not apply to amounts allocated to your Investment Performance account.

Your Protection with Investment Performance account value must be allocated among the Protection with Investment Performance variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION

     AXA Balanced Strategy
     AXA Conservative Growth Strategy
     AXA Conservative Strategy
     AXA Moderate Growth Strategy

CATEGORY 2 -- FIXED INCOME

     EQ/Core Bond Index
     EQ/Intermediate Government Bond Index

35  CONTRACT FEATURES AND BENEFITS

CATEGORY 3 -- EQUITY

     AXA Growth Strategy
     AXA Tactical Manager International
     AXA Tactical Manager 400
     AXA Tactical Manager 500
     AXA Tactical Manager 2000

Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits for allocations to your Protection with Investment Performance account only. The categories and investment option limits described here do not apply to amounts allocated to your Investment Performance account.


--------------------------------------------------------------------------------

                                     CATEGORY
                       ----------------------------------
                           1             2          3
                          AXA         Fixed      Equity
                        Strategic     Income
                       Allocation
-------------------------------------------------------------------------------
Maximum for category     None (1)     None         60%
-------------------------------------------------------------------------------
Minimum for category     None         40%(2)       None
-------------------------------------------------------------------------------
Maximum for each         None         None         10%(3)
option
-------------------------------------------------------------------------------



(1) IF THERE IS ANY ALLOCATION TO CATEGORY 3, THERE IS A 40% MINIMUM ALLOCATION REQUIREMENT TO CATEGORY 2, THUS LIMITING THE AMOUNT THAT MAY BE ALLOCATED TO CATEGORY 1.


(2)  Applies only if there is any allocation to Category 3.

(3) AXA Tactical Manager 400 and AXA Tactical Manager 2000 have a 10% maximum limit individually. AXA Growth Strategy, AXA Tactical Manager International and AXA Tactical Manager 500 are not subject to a per fund maximum.


There are no minimum allocations for any one Protection with Investment Performance variable investment option. Allocations must be in whole percentages.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Protection with Investment Performance variable investment options, either directly or through the special money market dollar cost averaging program. IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS.

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

o Any amounts you have allocated among the Protection with Investment Performance variable investment options will not be automatically reallocated to conform with the new Custom Selection Rules.

o If your allocation instructions on file prior to a change to our Custom Selection Rules do not comply with our new Custom Selection Rules:

    -- you will not be automatically required to change your allocation instructions;

    -- if you make a subsequent contribution, you will not be required to change your allocation instructions;

    -- if you initiate a transfer, you will be required to change your instructions.

o Any change to your allocation instructions must comply with our new Custom Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.


AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to the account for special money market dollar cost averaging that are designated for future transfers to your Protection with Investment Performance variable investment options, your Protection with Investment Performance account value will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Protection with Investment Performance variable investment options so that the percentage of your Protection with Investment Performance account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.


A transfer among the Protection with Investment Performance variable investment options does not automatically change your allocation instructions for the rebalancing of your Protection with Investment Performance account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Protection with Investment Performance variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet our then current category and investment option limits and must be in writing on a form we provide.

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.


                                              CONTRACT FEATURES AND BENEFITS  36

If we discontinue contributions and transfers to the Protection with Investment Performance variable investment options, we reserve the right to default any subsequent contribution or scheduled transfer in a special money market dollar cost averaging program to the corresponding Investment Performance variable investment option, which invests in the same underlying Portfolio.

We may offer an optional rebalancing program for amounts allocated to your Investment Performance variable investment options and the guaranteed interest option. For more information, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Protection with Investment Performance variable investment options, such amounts may be transferred among the Protection with Investment Performance variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Investment Performance variable investment options or the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options."


DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, the time periods for the special money market dollar cost averaging program do not extend beyond 12 months. These plans of investing do not guarantee that you will earn a profit or be protected against losses.
--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) -- Series ADV contracts:


o   Special money market dollar cost averaging

o   General dollar cost averaging

o   Investment simplifier


The only dollar cost averaging program that is available to fund your Guaranteed benefits is special money market dollar cost averaging. Amounts allocated to the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options are included in the benefit bases for your Guaranteed benefits. The program allows you to gradually fund your Guaranteed benefits through systematic transfers to the Protection with Investment Performance variable investment options. Also, you may make systematic transfers to the Investment Performance variable investment options and the guaranteed interest option. Amounts in the account for special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to the special money market dollar cost averaging program. For information on how the special money market dollar cost averaging program may affect certain Guaranteed benefits, see "Guaranteed income benefit" and "Guaranteed minimum death benefits" later in this section.


General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment Performance variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment Performance variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment Performance variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options."

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. Not all dollar cost averaging programs are available in all states. For a state-by-state description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix IV later in this Prospectus.


SPECIAL MONEY MARKET DOLLAR COST AVERAGING

Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and the guaranteed interest option over an available time period that you select. One of the primary benefits of the special money market dollar cost averaging program is that amounts in the program designated for the Protection with Investment Performance variable investment options count toward your Guaranteed benefits on the business day you establish the program.

                      ----------------------------------
Under the special money market dollar cost averaging program, each of the following applies:

o Initial contributions to the program must be at least $2,000; subsequent contributions to an existing program must be at least $250;

o Subsequent contributions to an existing program does not extend the time period of the program;


37  CONTRACT FEATURES AND BENEFITS

o Contributions into the program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a program;

o We offer time periods of 3, 6 or 12 months. We may also offer other time periods;

o Contributions to the program may be designated for the Protection with Investment Performance variable investment options, the Investment Performance variable investment options and/or the guaranteed interest option, subject to the following:

    -- If you want to take advantage of our special money market dollar cost averaging program, 100% of your contribution must be allocated to the account for special money market dollar cost averaging. In other words, your contribution cannot be split between the account for special money market dollar cost averaging and any other investment options available under the contract.


    -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the account for special money market dollar cost averaging. Up to 25% of your special money market dollar cost averaging program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

o Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the special money market dollar cost averaging program is in effect, the ratio of amounts allocated to the Protection with Investment Performance account to amounts allocated to the Investment Performance account will not change. However, amounts will be allocated within each account according to your new instructions;

o Your Guaranteed benefit base(s) will be increased to reflect any contribution to the account for special money market dollar cost averaging that you have instructed us to transfer to the Protection with Investment Performance variable investment options. The Annual Roll-up rate (or Deferral bonus Roll-up rate, if applicable) in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protection with Investment Performance variable investment options;

o IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM HAS TRANSFERS SCHEDULED TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNDER THE SPECIAL MONEY MARKET DOLLAR COST AVERAGING PROGRAM WILL NOT BE PERMITTED;


o IF YOU HAVE ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED YOUR GUARANTEED BENEFITS BY ALLOCATING AMOUNTS TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT VALUE AND THE BENEFIT BASES ASSOCIATED WITH YOUR GUARANTEED BENEFITS THROUGH CONTRIBUTIONS AND TRANSFERS;

o We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a special money market dollar cost averaging program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special money market dollar cost averaging program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your special money market dollar cost averaging program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the special money market dollar cost averaging program that we have on file for you;


o Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your account for special money market dollar cost averaging will terminate your special money market dollar cost averaging program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your special money market dollar cost averaging program allocation instructions. Any withdrawal which results in a reduction in the special money market dollar cost averaging program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section;

o If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Investment Performance variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus to learn more about rebalancing;


o All of the dollar cost averaging programs available under your Retirement Cornerstone(R) -- Series ADV contract can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of the account for special money market dollar cost averaging as part of the Systematic transfer program;



                                              CONTRACT FEATURES AND BENEFITS  38

o A special money market dollar cost averaging program may not be in effect at the same time as a general dollar cost averaging program;

o The only dollar cost averaging program available to fund your Guaranteed benefits is our special money market dollar cost averaging program;

o You may cancel your participation at any time. If you terminate your special money market dollar cost averaging program, we will allocate any remaining amounts in your account for special money market dollar cost averaging pursuant to your program allocations on file;


o If you are dollar cost averaging into the Protection with Investment Performance variable investment options when you decide to drop all Guaranteed benefits ("post-funding drop"), we will default future transfers designated for the Protection with Investment Performance variable investment options to the corresponding Investment Performance variable investment options that invest in the same underlying Portfolios. Also, you can cancel your special money market dollar cost averaging program and accelerate all transfers to the corresponding Investment Performance variable investment options. See "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information; and


o We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.


GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment Performance variable investment options. For a state-by-state description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix IV later in this Prospectus.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.


INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment Performance variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment Performance variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.


GUARANTEED INCOME BENEFIT


This section describes the Guaranteed income benefit, or "GIB". The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments") that are calculated by applying a percentage (which is based on age 95 (or the age of a younger joint annuitant, if applicable) or your age at the time your Protection with Investment Performance account goes to zero or contract maturity) to your GIB benefit base. The GIB also allows you to take certain withdrawals (your "Annual withdrawal amount") prior to the beginning of your Lifetime GIB payments. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by



39  CONTRACT FEATURES AND BENEFITS
applying a percentage ("the Annual Roll-up rate") to your GIB benefit base. Lifetime GIB payments and your Annual withdrawal amount are described later in this section. With respect to your GIB, it is important to note the following:



o Once a withdrawal is taken from your Protection with Investment Performance account, you cannot make additional contributions to your Protection with Investment Performance account, either directly or through a special money market dollar cost averaging program. You can, however, continue to make transfers from your Investment Performance account to the Protection with Investment Performance variable investment options until such time you make a subsequent contribution to your Investment Performance account at which point transfers into the Protection with Investment Performance account will no longer be available. Scheduled transfers from an existing special money market dollar cost averaging program will continue, even after such subsequent contribution is made to the Investment Performance account.


o Withdrawals in excess of your Annual withdrawal amount (an "Excess withdrawal") can greatly reduce the value of your GIB. An Excess withdrawal that reduces your Protection with Investment Performance account value to zero will cause your GIB to terminate.

In order to fund your Guaranteed income benefit, you must make contributions or transfers to the Protection with Investment Performance account. All allocations to the Protection with Investment Performance account must be made in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Protection with Investment Performance account value be allocated according to certain category and investment option limits. IF YOU ALLOCATE MONEY TO THE "EQUITY" CATEGORY, YOUR ALLOCATION INSTRUCTIONS MUST INCLUDE AT LEAST A 40% MINIMUM ALLOCATION TO THE "FIXED INCOME" CATEGORY. This will also limit the amount that may be allocated to the "AXA Strategic Allocation" Category. For detailed information on how our Custom Selection Rules work, see "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.


The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you apply for your Retirement Cornerstone(R) -- Series ADV contract. Currently, the GIB is issued to owners age 20-75 and with all contract types except Inherited IRA. If the contract is jointly owned, eligibility for the GIB will be issued based on the older owner's age. The GIB cannot be added to your contract later if you decide to opt-out.


You can drop your GIB at any time prior to funding your Protection with Investment Performance account. IF YOU FUND THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT AT ISSUE, YOU CAN DROP YOUR GIB IF YOUR CONTRACT HAS BEEN IN FORCE FOR AT LEAST FOUR CONTRACT YEARS. It is important to note that if you decide to drop your GIB, either before or after funding your Protection with Investment Performance account, your Guaranteed minimum death benefit may be affected. Please see "Dropping or changing your Guaranteed benefits" later in this section and Appendix I for more information.

--------------------------------------------------------------------------------
The GIB is issued with all eligible contracts unless you tell us you do not want it (or "opt out") at the time you complete your application.
--------------------------------------------------------------------------------

When you purchase a contract with the GIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit,
(ii) the Highest Anniversary Value death benefit, or (iii) the "Greater of" death benefit.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus.

If you have the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus.
--------------------------------------------------------------------------------
The Guaranteed income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

GIB BENEFIT BASE


Your GIB has a benefit base. Your GIB benefit base is not an account value or cash value. The GIB benefit base is used to calculate your Lifetime GIB payments, your Annual withdrawal amount and the charge for the benefit. Your GIB benefit base is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a special money market dollar cost averaging program; plus

o Any amounts in the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options; plus

o Any transfers to the Protection with Investment Performance variable investment options; less

o   A deduction that reflects any "Excess withdrawal" amounts; plus


o Any "Deferral bonus Roll-up amount" OR any "Annual Roll-up amount", minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

--------------------------------------------------------------------------------
Either the Deferral bonus Roll-up amount or the Annual Roll-up amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and for the Annual Withdrawal Amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral bonus Roll-up amount and the Annual Roll-up amount are discussed later in this section.
--------------------------------------------------------------------------------

Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your GIB benefit base. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the GIB benefit base at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your GIB benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR GIB BENEFIT BASE ON A PRO-RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT" LATER IN THIS SECTION.


On every contract date anniversary from your contract date up to the contract date anniversary following your 95th birthday or contract maturity (if earlier), your GIB benefit base will automatically reset to



                                              CONTRACT FEATURES AND BENEFITS  40
equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The GIB benefit base reset is described in more detail below.

                      ----------------------------------

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in the account for special money market dollar cost averaging designated for the Protection with Investment Performance variable investment options will fund your GIB. These amounts will be included in your GIB benefit base and will become part of your Protection with Investment Performance account value. See "Allocating your contributions" earlier in this section for more information.

For example:


You purchase a Retirement Cornerstone(R) -- Series ADV contract with an initial contribution of $100,000 and allocate $60,000 to the Protection with Investment Performance variable investment options and $40,000 to the Investment Performance variable investment options. Your initial GIB benefit base will be $60,000.


Provided you did not opt out of the GIB, you can fund your GIB benefit by allocating money to the Protection with Investment Performance variable investment options (either directly or through a special money market dollar cost averaging program) immediately or at some later date. Allocations to the Protection with Investment Performance variable investment options also fund your Guaranteed minimum death benefit. Please note that all allocations to your Protection with Investment Performance account must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your "Deferral bonus Roll-up amount" and "Annual Roll-up amount" are described below. Your GIB benefit base stops "rolling up" on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which Lifetime GIB payments must begin and Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the GIB benefit base will be based on the annuitant's (or older joint annuitant's) age.

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits later in this section."

As discussed earlier in this section, your GIB benefit base is not an account value or cash value. As a result, the GIB benefit base cannot be split or divided in any proportion in connection with a divorce. See "How divorce may affect your Guaranteed benefits" in "More information."

Please see Appendix II later in this Prospectus for an example of how the GIB benefit base is calculated.


You do not have an Annual withdrawal amount in the first contract year in which you fund your Protection with Investment Performance account. A withdrawal from your Protection with Investment Performance account in the first contract year in which you fund the Protection with Investment Performance account will reduce your GIB benefit base on a pro-rata basis. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GIB benefit base on a pro-rata basis. See "Annual withdrawal amount" later in this section.


ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GIB benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. A different Roll-up rate is used to calculate amounts credited to your GIB benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- it is called the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate is described below.

The Annual Roll-up rate is variable and is tied to the Ten-Year Treasuries Formula Rate described below, but the minimum rate will never be less than 4% or greater than 8% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%.

o TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

DEFERRAL BONUS ROLL-UP RATE


The Deferral bonus Roll-up rate is only used to calculate amounts credited to your GIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount under the GIB.

Beginning with the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your GIB benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited.


The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases with a higher Roll-up rate.

The Deferral bonus Roll-up rate is variable and is tied to the Deferral Bonus Ten-Year Treasuries Formula Rate described below. The minimum Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years up until the first withdrawal from the Protection with Investment Performance account. The Deferral bonus Roll-up rate will be set at our discretion, subject to the stated mini-


41  CONTRACT FEATURES AND BENEFITS
mum. We reserve the right, however, to declare a Deferral bonus Roll-up rate that is greater than 8%.

o DEFERRAL BONUS TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1.50%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

As described above, both the Annual Roll-up rate and the Deferral bonus Roll-up rate will never be less than 4% or greater than 8% in all contract years. Based on the underlying formula rates that are used in arriving at the two Roll-up rates, it is expected that the Deferral bonus Roll-up rate will generally be 0.50% greater than the Annual Roll-up rate. However, this is not guaranteed. In certain interest rate environments, the Deferral bonus Roll-up rate may not always be 0.50% greater than the Annual Roll-up rate. In some cases, it may be more or less than 0.50% greater than the Annual Roll-up rate.

Examples:

o Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 3.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 4.25%. Since the Annual Roll-up rate is subject to a guaranteed minimum of 4%, the Annual Roll-up rate would be 4%. The Deferral bonus Roll-up rate would remain 4.25% having met the same guaranteed minimum.

o Assume the calculation of Ten-Year Treasuries Formula Rate results in an Annual Roll-up rate of 7.75% and the calculation of the Deferral Bonus Ten-Year Treasuries Formula Rate results in a Deferral bonus Roll-up rate of 8.25%. Since the Annual Roll-up rate is below the guaranteed maximum of 8%, the Annual Roll-up rate would remain 7.75%. The Deferral bonus Roll-up rate would be 8% because it would have exceeded our guaranteed maximum.

It is important to note that on each contract date anniversary, we will apply either the Annual Roll-up rate or the Deferral bonus Roll-up rate to your GIB benefit base based on whether you have ever taken a withdrawal from the Protection with Investment Performance account. In statements we provide you, we will show you the Roll-up amounts under both rate scenarios. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up rate will no longer be shown on your statements.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the Ten-Year Treasuries Formula Rate. Your initial Deferral bonus Roll-up rate will not be less than 4% or, if greater, the Deferral bonus Ten-Year Treasuries Formula Rate. Once a contract is issued with the Annual Roll-up and Deferral bonus rates that are then in effect for new business, those rates will be applicable for one contract year even if you fund your Guaranteed benefits later in that contract year. The new business rates are no longer applicable after the first contract year -- even if you fund your Guaranteed benefits after the first contract year.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the greater of the rates in effect on the date of the application or the rates in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign your application, your initial Annual Roll-up rate and Deferral bonus Roll-up rate will be the rates in effect on the date we issue your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different rate lock-in period applies in your state, see Appendix IV later in this Prospectus.

EXAMPLE:


   You sign your application for Retirement Cornerstone(R) -- Series ADV on September 15th. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.50% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on October 5th and the contract is issued the next day. On that date the Annual Roll-up rate and Deferral bonus Roll-up rates are 4.25% and 4.75%, respectively. In this example, your contract will be issued with the rates that were "locked in" at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.


These are your initial Annual Roll-up and Deferral bonus Roll-up rates and they will apply to your contract for one full contract year. In the next contract year, Renewal rates will apply.

RENEWAL RATES. As of the beginning of the contract year, starting with the second contract year, a new Annual Roll-up rate will apply to your contract. A new Deferral bonus Roll-up rate will also apply provided you have never taken a withdrawal from your Protection with Investment Performance account. These "Renewal rates" will never be less than 4% or, if greater, the underlying Ten-Year Treasuries Formula Rate (for the Annual Roll-up Rate) and Deferral bonus Ten-Year Treasuries Formula Rate (for the Deferral bonus Roll-up rate).

These Renewal rates may be more than or less than, or equal to, your initial Annual Roll-up rate and Deferral bonus Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.


Any transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through the special money market dollar cost averaging program, and any contribution amounts in the special money market dollar cost averaging program that are designated for future transfers to the Protection with Investment Performance variable investment options, after the first day of any contract year will get the Annual Roll-up rate and Deferral bonus Roll-up rate in effect as of the most recent contract date anniversary.


NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you have the GIB, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate for your first contract year. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GIB after the first contract year, you can contact a Customer Service Representative or visit www.axa-equitable.com to find out the current Annual Roll-up rate and if applicable, the Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year's Annual Roll-up rate or


                                              CONTRACT FEATURES AND BENEFITS  42

Deferral bonus Roll-up rate (whichever applies) for your contract. This information can also be found online, through your Online Access Account.

--------------------------------------------------------------------------------
The Annual Roll-up rate is used to calculate your Annual withdrawal amount and the credit to your GIB benefit base if you have taken a withdrawal from your Protection with Investment Performance account. The Deferral bonus Roll-up rate is used to calculate the credit to your GIB benefit base until a withdrawal is made.
--------------------------------------------------------------------------------

ANNUAL ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT


The Annual Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

o   your GIB benefit base on the prece ing contract date anniversary, multiplied by:

o the Annual Roll-up rate that was in effect on the first day of the contract year; less

o any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus


o a pro-rated Roll-up amount for any contribution to the Protection with Investment Performance variable investment options, during the contract year; plus

o a pro-rated Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus



o a pro-rated Roll-up amount for any contribution amounts made during the contract year to the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Roll-up amount is based on the number of days in the contract year after the contribution or transfer.



DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE
ADJUSTMENT

The Deferral bonus Roll-up amount is an amount credited to your GIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. The amount is calculated by taking into account your GIB benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your GIB benefit base is a primary way to increase the value of your GIB benefit base. Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

o   your GIB benefit base on the preceding contract date anniversary, multiplied by:

o the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus


o a pro-rated Deferral bonus Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o a pro-rated Deferral bonus Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus

o a pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Deferral bonus Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

                      ----------------------------------

THE GIB BENEFIT BASE STOPS ROLLING UP ON THE CONTRACT DATE ANNIVERSARY FOLLOWING THE OWNER'S (OR OLDER JOINT OWNER, IF APPLICABLE) 95TH BIRTHDAY OR, IF EARLIER, AT CONTRACT MATURITY, OR THE OWNER'S (OR OLDER JOINT OWNER'S, IF APPLICABLE) DEATH.


GIB BENEFIT BASE RESET


Your GIB benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 95th birthday or contract maturity, if earlier.

If a reset is not applicable on your contract date anniversary, the GIB benefit base will not be eligible to be reset again until the next contract date anniversary. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE GIB IF THE GIB BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your GIB benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase has been declared. If you do not want your fee to increase, you must notify us in writing at least 30 days prior to the contract date anniversary that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee will apply upon the next reset.

If we do not increase the charge for the GIB when the GIB benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher GIB benefit base. See "Charges and expenses" later in this Prospectus for more information.


ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)


Your Annual withdrawal amount is calculated on the first day of each contract year beginning with the contract year that follows the contract year in which the Protection with Investment Performance account is funded, and is equal to:



43  CONTRACT FEATURES AND BENEFITS

o   the Annual Roll-up rate in effect at the time, multiplied by;

o   the GIB benefit base as of the most recent contract date anniversary.


Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB benefit base and adversely affecting your Lifetime GIB payments. IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON BOTH YOUR GIB BENEFIT BASE AND LIFETIME GIB PAYMENTS. AN EXCESS WITHDRAWAL THAT REDUCES YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT TO ZERO WILL CAUSE YOUR GIB TO TERMINATE. You do not have an Annual withdrawal amount in the contract year in which you fund the Protection with Investment Performance account. For a state-by-state description of all material variations of this contract, including information on how withdrawals affect your Guaranteed benefit bases, see Appendix IV later in this Prospectus.

A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded will reduce your GIB benefit base on a pro-rata basis. The portion of a withdrawal from your Protection with Investment Performance account in excess of your Annual withdrawal amount and all subsequent withdrawals from your Protection with Investment Performance account in that contract year, will always reduce your GIB benefit base on a pro-rata basis. This is referred to as an "Excess withdrawal". The reduction of your GIB benefit base on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current GIB benefit base by the same percentage. A pro-rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protection with Investment Performance account value is less than the benefit base. For an example of how a pro-rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section. A WITHDRAWAL FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IN THE FIRST CONTRACT YEAR IN WHICH THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT IS FUNDED IS AN EXCESS WITHDRAWAL.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual GIB benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" later in this section and see Appendix VI later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.


Your Annual withdrawal amount is always calculated using the Annual Roll-up rate in effect for your contract at the beginning of the contract year. The Deferral bonus Roll-up rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments" later in this section.


EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT; DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL GIB BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.


Annual withdrawal amount. Assume you make a contribution of $200,000 and allocate $100,000 to your Protection with Investment Performance variable investment options and $100,000 to your Investment Performance variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protection with Investment Performance variable investment options. Also assume that your Annual Roll-up rate is 4% and your Deferral bonus rate is 4.50% in each contract year. Accordingly, your GIB benefit base on your fifth contract date anniversary is $130,323.

The GIB benefit base of $130,323 is calculated as follows:

You start with $100,000 allocated to the Protection with Investment Performance variable investment options. This amount is your initial GIB benefit base.

-- The first Deferral bonus Roll-up amount increases your GIB benefit base to $104,500. ($100,000 + $4,500)

           $100,000 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $4,500 (Deferral bonus Roll-up amount)

-- The second Deferral bonus Roll-up amount increases your GIB benefit base to $109,202. ($104,500 + $4,702)

           $104,500 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $4,702 (Deferral bonus Roll-up amount)

-- Your $5,000 transfer from the Investment Performance account at the beginning of contract year three increases your GIB Benefit base to $114,202($109,202 + $5,000)

-- The third Deferral bonus Roll-up amount increases your GIB benefit base to $119,341. ($114,202 + $5,139)

           $114,202 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,139 (Deferral bonus Roll-up amount)

-- The fourth Deferral bonus Roll-up amount increases your GIB benefit base to $124,711. ($119,341 + $5,370)

           $119,341 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,370 (Deferral bonus Roll-up amount)

-- The fifth Deferral bonus Roll-up amount increases your GIB benefit base to $130,323. ($124,711 + $ 5,612)

           $124,711 (GIB Benefit Base) x 4.50% (Deferral bonus Roll-up rate) = $5,612 (Deferral bonus Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,213, calculated as follows:

o $130,323 (GIB benefit base as of your most recent contract date anniversary MULTIPLIED BY:

o   4% (your current Annual Roll-up rate) EQUALS:

o   $5,213


Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral bonus Roll-up rate is never used to calculate your Annual withdrawal amount.



                                              CONTRACT FEATURES AND BENEFITS  44

Annual Roll-up amount and annual benefit base adjustment. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Protection with Investment Performance variable investment options, making your current GIB benefit base after the contribution $140,323. Also assume that you withdraw your full Annual withdrawal amount of $5,213 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

o   4% (your current Annual Roll-up rate) MULTIPLIED BY

o $130,323 (your GIB benefit base as of your most recent contract date anniversary) MINUS

o   $5,213 (the Annual withdrawal amount, which was withdrawn); PLUS

o $240 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 4% x 219/365* = $240)

o   EQUALS $240

                      ----------------------------------

* This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.

Please note that the withdrawal in contract year six terminated the Deferral bonus Roll-up rate. Therefore on the sixth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GIB benefit base is $140,563.

Effect of an Excess withdrawal. In contract year six, assume instead that you make a withdrawal of $8,213. This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,213 ($8,213 - $5,213 = $3,000). Further, assume that your Protection with Investment Performance account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB benefit base on a pro-rata basis. Accordingly, your GIB benefit base is reduced by $4,209 at the time of the withdrawal, calculated as follows:

o   $140,323 (your current GIB benefit base: $130,323 + $10,000) MULTIPLIED BY

o 3% (the percentage of your current Protection with Investment Performance account value that was withdrawn in excess of your Annual withdrawal amount) EQUALS

o   $4,209.

On your sixth contract date anniversary, your adjusted GIB benefit base is $136,354, calculated as follows:

o   $136,114 (your GIB benefit base adjusted to reflect the Excess withdrawal:
    $140,323 - $4,209 = $136,114) PLUS

o   $240 (your Annual Roll-up amount) EQUALS

o   $136,354.

See Appendix VI later in this Prospectus for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

LIFETIME GIB PAYMENTS

The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

(i) the next contract year following the date your Protection with Investment Performance account value falls to zero (except as the result of an Excess withdrawal);

(ii)  the contract date anniversary following your 95th birthday; and

(iii) your contract's maturity date.


Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Protection with Investment Performance account value falling to zero (due to either a withdrawal of an amount up to your Annual withdrawal amount or the deduction of charges) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Poor investment performance of the Protection with Investment Performance variable investment options may contribute to your Protection with Investment Performance account value falling to zero. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) -- Series ADV contract, the calculation of the payments is not impacted.


For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. The joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older owner) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.

Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Protection with Investment Performance account value is zero as described above, we will use your GIB benefit base as of the day your Protection with Investment Performance account value was reduced to zero. On the day your Protection with Investment Performance account value is reduced to zero, we calculate your GIB benefit base using the same formula described under "GIB benefit base" earlier in this section. Please note that there is no pro-rata Annual Roll-up amount added to your GIB benefit base on the day your Protection with Investment Performance account value is reduced to zero. Annual Roll-up amounts are only added to your GIB benefit base at the end of the contract year.

Example:

   Assume your Protection with Investment Performance account value goes to zero in the middle of the 10th contract year. At the beginning of the 10th contract year, the GIB benefit base is $100,000. If there were no contributions or transfers to the Protection with Investment Performance account or any excess withdrawals during that contract year, the GIB benefit base on the day your Protection with Investment Performance account value was reduced to zero would be $100,000.


45  CONTRACT FEATURES AND BENEFITS

If your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add the Annual Roll-up amount to your GIB benefit base.

The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as of the date your Protection with Investment Performance account value goes to zero or at contract maturity, as follows:
--------------------------------------------------------------------------------
      AGE                  SINGLE LIFE            JOINT LIFE
--------------------------------------------------------------------------------
  Up to age 85                 4%                    3.25%
--------------------------------------------------------------------------------
   Ages 86-94                  5%                     4%
--------------------------------------------------------------------------------
     Age 95                    6%                    4.50%
--------------------------------------------------------------------------------

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have no Investment Performance account value, the following applies:

(i) We will issue a supplementary contract with the same owner and beneficiary.

(ii) We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii) If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving your Lifetime GIB payments. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv) If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.


(v) If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.


(vi) If you were not taking withdrawals, and your Protection with Investment Performance account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(vii) Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Protection with Investment Performance account value goes to zero.

If your Protection with Investment Performance account value is reduced to zero, as described above, and you have Investment Performance account value, the following applies:

(i) We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii) We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii) If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(iv) If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to reflect your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same based on the payment frequency you elected. Your Lifetime GIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

(v) If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments annually beginning at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi) If you were not taking withdrawals, and your Protection with Investment Performance account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii) Your Lifetime GIB payment will not reduce your Investment Performance account value.

(viii) Your Guaranteed minimum death benefit will be terminated once your Protection with Investment Performance account value goes to zero.


                                              CONTRACT FEATURES AND BENEFITS  46

(ix) Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) -- Series ADV contract until your Investment Performance account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.


If your Protection with Investment Performance account value has not fallen to zero before the contract maturity date or the contract date anniversary that follows the owner reaching age 95, whichever is sooner, the following applies:

(i) We will issue a supplementary contract with the same owner and beneficiary;

(ii)   Your Lifetime GIB payments will be equal to the greater of:

       o your Protection with Investment Performance account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                     -OR-

       o the GIB benefit base applied to the flat percentage discussed above in this section;

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Protection with Investment Performance account value would receive the greater of the following:

(i) Current annuitization factors (which are subject to change) applied to his $50,000 Protection with Investment Performance account value, which currently equals a monthly payment of $1,065, or

(ii) The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i) Any Investment Performance account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii) Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment Performance account value will be terminated.

If you have the GIB and your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.

Please see the Hypothetical illustrations in Appendix III for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Protection with Investment Performance account value falls to zero, and (ii) a contract owner reaches age 95.

DEATH BENEFIT


For the purposes of determining the death benefit under your Retirement Cornerstone(R) -- Series ADV contract, we treat your Investment Performance account and any Guaranteed minimum death benefit funded by your Protection with Investment Performance account differently.


The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protection with Investment Performance account will be based on the greater of (i) your Protection with Investment Performance account value, and (ii) the benefit base of your Guaranteed minimum death benefit.


The total death benefit under your Retirement Cornerstone(R) -- Series ADV contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protection with Investment Performance account, your death benefit will be based on your Investment Performance account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protection with Investment Performance account and had no Investment Performance account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment Performance account and a Guaranteed minimum death benefit that has been funded through allocations to the Protection with Investment Performance account. In that case, your beneficiaries would receive the Investment Performance account value, plus the value of your Guaranteed minimum death benefit.



GUARANTEED MINIMUM DEATH BENEFITS

At issue, if you are age 0-75, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protection with Investment Performance account:

o   Return of Principal death benefit; or

o   Highest Anniversary Value death benefit; or

o   The "Greater of" death benefit.


The "Greater of" death benefit can only be elected in combination with the GIB. The Return of Principal death benefit and the Highest Anniversary Value death benefit are available with or without the GIB. The Highest Anniversary Value death benefit and "Greater of" death benefit are available at an additional charge. There is no charge for the Return of Principal death benefit. The Return of Principal death benefit will be issued with all eligible contracts if you do not elect either the Highest Anniversary Value or the "Greater of" death benefit at the time you apply for your Retirement Cornerstone(R) -- Series ADV contract.


When you have a GMDB, you can allocate your contributions to any of the following:

o   Protection with Investment Performance variable investment options

o   Investment Performance variable investment options

o   Guaranteed interest option

o   The account for special money market dollar cost averaging

Only amounts you allocate to the Protection with Investment Performance variable investment options and amounts in a special money market dollar cost averaging program designated for the Protection


47  CONTRACT FEATURES AND BENEFITS
with Investment Performance variable investment options will fund your GMDB. These amounts will be included in your respective GMDB benefit base and will become part of your Protection with Investment Performance account value.

Your death benefit in connection with your Protection with Investment Performance account is equal to one of the following -- whichever provides a higher amount:

o Your Protection with Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

o Your applicable GMDB benefit base (discussed below) on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals.


RETURN OF PRINCIPAL DEATH BENEFIT

Your Return of Principal guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a special money market dollar cost averaging program; plus


o Any amounts contributed to the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options; plus


o Any amounts transferred to the Protection with Investment Performance variable investment options, less

o A deduction that reflects any withdrawals you make from the Protection with Investment Performance variable investment options or from amounts in a special money market dollar cost averaging program designated for the Protection with Investment Performance variable investment options. The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section.

Please see Appendix II later in this Prospectus for an example of how the Return of Principal benefit base is calculated.


HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

Your Highest Anniversary Value guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protection with Investment Performance account.

If you have not taken a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through a special money market dollar cost averaging program; plus


o Any amounts contributed to the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options; plus


o Any amounts transferred to the Protection with Investment Performance variable investment options.

                                     -OR-

o Your highest Protection with Investment Performance account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions either directly or through a special money market dollar cost averaging program designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protection with Investment Performance account, your Highest Anniversary Value benefit base will be reduced on a pro-rata basis. Reduction on a pro-rata basis means that we calculate the percentage of your Protection with Investment Performance account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following -- whichever provides a higher amount:

o Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protection with Investment Performance variable investment options made since the most recent "reset" of the Highest Anniversary Value benefit base that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base).

                                     -OR-


o Your highest Protection with Investment Performance account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday (plus any transfers to the Protection with Investment Performance variable investment options and contributions to the account for special money market dollar cost averaging designated for the Protection with Investment Performance variable investment options, made since the most recent "reset" of the Highest Anniversary Value benefit base) that established your Protection with Investment Performance account value as your new Highest Anniversary Value benefit base.


Please see Appendix II later in this Prospectus for an example of how the Highest Anniversary Value benefit base is calculated.


                                              CONTRACT FEATURES AND BENEFITS  48

"GREATER OF" DEATH BENEFIT

Your "Greater of" guaranteed minimum death benefit has a benefit base. The benefit base is not an account value or cash value. It is equal to the greater of:

o The benefit base computed for the Highest Anniversary Value death benefit (described immediately above); and

o   The Roll-up to age 85 benefit base.

The Roll-up to age 85 benefit base is used only in connection with the "Greater of" death benefit. It is equal to:

o Your initial contribution and any subsequent contributions to the Protection with Investment Performance variable investment options, either directly or through the account for special money market dollar cost averaging; plus


o Any amounts contributed to the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options; plus



o Any amounts transferred to the Protection with Investment Performance variable investment options; less


o   A deduction that reflects any "Excess withdrawal" amounts; plus

o Any "Deferral bonus Roll-up amount" OR "Annual Roll-up amount" minus a deduction that reflects any withdrawals up to the Annual withdrawal amount.

--------------------------------------------------------------------------------

Either the Deferral bonus Roll-up amount or the Annual Roll-up amount is credited to the benefit bases of your Guaranteed benefits on each contract date anniversary. These amounts are calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and for the Annual Roll-up amount, any withdrawals up to the Annual withdrawal amount during the contract year. The calculation of both the Deferral bonus Roll-up amount and the Annual Roll-up amount are discussed later in this section.

--------------------------------------------------------------------------------

In order to select the "Greater of" death benefit, you must also have the GIB. Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account and until the contract year following age 85, if your Lifetime GIB payments under the GIB have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base. However, these same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to your Roll-up to age 85 benefit base at the end of the year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up to age 85 benefit base until the end of the contract year. THE PORTION OF ANY WITHDRAWAL IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL REDUCE YOUR ROLL-UP TO AGE 85 BENEFIT BASE ON A PRO-RATA BASIS. SEE "ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE" LATER IN THIS SECTION.

On every contract date anniversary from your contract date up to the contract date anniversary following your 85th birthday or contract maturity, if earlier, your Roll-up to age 85 benefit base will automatically reset to equal your Protection with Investment Performance account value if your Protection with Investment Performance account value is greater than the calculation described above. The Roll-up to age 85 benefit base reset is described in more detail below.


For more information, see "Annual Roll-up amount and Annual Roll-up to age 85 benefit base adjustment" later in this Prospectus.

                      ----------------------------------

ANNUAL ROLL-UP RATE

The Annual Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base for the contract year in which the first withdrawal is made from your Protection with Investment Performance account and all subsequent contract years. THE ANNUAL ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE ANNUAL ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Ten-Year Treasuries Rate Formula. See "Annual Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

A different Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base in the contract years prior to the first withdrawal from your Protection with Investment Performance account -- the "Deferral bonus Roll-up rate", described below.


DEFERRAL BONUS ROLL-UP RATE


The Deferral bonus Roll-up rate is used to calculate amounts credited to your Roll-up to age 85 benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protection with Investment Performance account.


Beginning in the first contract year in which you fund your Protection with Investment Performance account, the Roll-up amount credited to your Roll-up to age 85 benefit base at the end of the contract year (the "Deferral bonus Roll-up amount") will be calculated using the Deferral bonus Roll-up rate. Once you take a withdrawal from your Protection with Investment Performance account, the Deferral bonus Roll-up amount will not be credited at the end of the contract year in which the withdrawal was taken and will terminate for the life of the contract. Instead, the Annual Roll-up amount will be credited. THE DEFERRAL BONUS ROLL-UP RATE USED FOR THE ROLL-UP TO AGE 85 COMPONENT OF THE "GREATER OF" DEATH BENEFIT IS ALWAYS THE SAME AS THE DEFERRAL BONUS ROLL-UP RATE UNDER YOUR GIB. This rate is calculated using the Deferral bonus Ten-Year Treasuries Rate Formula. See "Deferral bonus Roll-up Rate" under "Guaranteed income benefit" in "Contract features and benefits" for more information regarding this formula.

The Deferral bonus Roll-up rate is designed as an incentive to defer taking your first withdrawal from your Protection with Investment Performance account until later contract years while potentially building greater Guaranteed benefit bases.

NEW BUSINESS RATES.   The new business Roll-up rates we set for the Roll-up to
age 85 benefit base are the same as the new business rates we set for the GIB. The new business rates are no longer applicable after the first contract year -- even if you fund your Guaranteed benefits after the first contract year. See "New business rates" under Guaranteed income benefit in "Contract features and benefits" for more information.

75 DAY RATE LOCK-IN. When you select the "Greater of" death benefit with the GIB, the 75 day rate lock in applies to both the Annual Roll-up


49  CONTRACT FEATURES AND BENEFITS
rate and Deferral bonus Roll-up under both Guaranteed benefits. For more information, including an example of how the 75 day rate lock-in works, see "Guaranteed income benefit" in "Contract features and benefits."

RENEWAL RATES. The renewal Roll-up rates we set for the Roll-up to age 85 benefit base are the same as the renewal rates we set for the GIB. For more information, see "Renewal rates" under "Guaranteed income benefit" in "Contract features and benefits."

NOTIFICATION OF RENEWAL RATES. If you have the "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate and Deferral bonus Roll-up rate for your first contract year. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund your "Greater of" death benefit (and your GIB) after the first contract year, you can contact a Customer Service Representative to find out the current Annual Roll-up rate and if applicable, Deferral bonus Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates as well as the previous year's Annual Roll-up rate or Deferral bonus Roll-up rate (whichever applies) for your contract. The information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE ADJUSTMENT

The Annual Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary if there has ever been a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the Annual Roll-up rate under your contract, contributions and transfers to the Protection with Investment Performance account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year. The Annual Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Annual Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Annual Roll-up amount at the end of the contract year is calculated as follows:

o Your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

o The Annual Roll-up rate that was in effect on the first day of the contract year; less

o Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus


o A pro-rated Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Roll-up amount for any transfer from the Investment Performance variable investment options and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus



o A pro-rated Roll-up amount for any contribution amounts to the account for special money market dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options, during the contract year.

A pro-rated Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a pro-rated portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.


Withdrawals in excess of the Annual withdrawal amount may have a harmful effect on your Roll-up to age 85 benefit base and "Greater of" death benefit. A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up to age 85 benefit base on a pro-rata basis. When the owner reaches age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount. For more information, see "How withdrawals affect your Guaranteed benefits" later in this section.


DEFERRAL BONUS ROLL-UP AMOUNT AND ANNUAL ROLL-UP TO AGE 85 BENEFIT BASE
ADJUSTMENT


The Deferral bonus Roll-up amount is an amount credited to your Roll-up to age 85 benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protection with Investment Performance account. This amount is calculated by taking into account your Roll-up to age 85 benefit base from the preceding contract date anniversary, the applicable Deferral bonus Roll-up rate under your contract, and contributions and transfers to the Protection with Investment Performance account during the contract year. The Deferral bonus Roll-up amount adjustment to your Roll-up to age 85 benefit base is the primary way to increase the value of the Roll-up to age 85 component of your "Greater of" death benefit base. The crediting of any Deferral bonus Roll-up amount ends on the contract date anniversary following the owner reaching age 85.

Your Deferral bonus Roll-up amount at the end of the contract year is calculated as follows:

o your Roll-up to age 85 benefit base on the preceding contract date anniversary, multiplied by:

o the Deferral bonus Roll-up rate that was in effect on the first day of the contract year; plus


o A pro-rated Deferral bonus Roll-up amount for any contribution to the Protection with Investment Performance variable investment options during the contract year; plus

o A pro-rated Deferral bonus Roll-up amount for any transfer from the Investment Performance account and/or Guaranteed interest option to the Protection with Investment Performance variable investment options during the contract year; plus



o A pro-rated Deferral bonus Roll-up amount for any contribution amounts made during the contract year to the account for special dollar cost averaging that are designated for future transfers to the Protection with Investment Performance variable investment options during the contract year.

A pro-rated Deferral bonus Roll-up amount is based on the number of days in the contract year after the contribution or transfer.

In the event of your death, a pro-rated portion of the Deferral bonus Roll-up amount will be added to the Roll-up to age 85 benefit base.


ROLL-UP TO AGE 85 BENEFIT BASE RESET


This section describes how the Roll-up to age 85 benefit base reset works in connection with the calculation of your "Greater of" death benefit.


                                              CONTRACT FEATURES AND BENEFITS  50

Your Roll-up to age 85 benefit base will automatically "reset" to equal the Protection with Investment Performance account value, if higher, on every contract date anniversary from your contract date, up to the contract date anniversary following your 85th birthday or contract maturity, if earlier.

If a reset is not applicable on your contract date anniversary, the Roll-up to age 85 benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the Roll-up to age 85 benefit base is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.



WE RESERVE THE RIGHT TO INCREASE THE FEE FOR THE "GREATER OF" DEATH BENEFIT IF THE ROLL-UP TO AGE 85 BENEFIT BASE RESETS. Please see the "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus for more information about the charge. Your Roll-up to age 85 benefit base will reset automatically unless you opt out. We will notify you at least 45 days prior to your contract date anniversary if a fee increase for the "Greater of" death benefit has been declared. If you do not want your fee to increase, you must notify us in writing at least 30 days prior to the contract date anniversary that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The then current fee for the "Greater of" death benefit will apply upon the next reset.


If we do not increase the charge for the "Greater of" death benefit when the Roll-up to age 85 benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher "Greater of" death benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus for more information.


ANNUAL WITHDRAWAL AMOUNT AND YOUR ROLL-UP TO AGE 85 BENEFIT BASE

If you have the "Greater of" death benefit and the GIB, both your Roll-up to age 85 benefit base and GIB benefit base are calculated the same way until age
85. Therefore, your Roll-up to age 85 benefit base and GIB benefit base are equal until age 85. On the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday, your Roll-up to age 85 benefit base will (i) no longer roll up; (ii) no longer be eligible for resets; and
(iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount. In contrast, the roll ups and resets for the GIB benefit base calculation continue until age 95. Therefore, after age 85, your Roll-up to age 85 benefit base and your GIB benefit base may differ.

WITHDRAWALS UP TO YOUR ANNUAL WITHDRAWAL AMOUNT AFFECT YOUR ROLL-UP TO AGE 85 BENEFIT BASE THE EXACT SAME WAY AS THEY AFFECT YOUR GIB BENEFIT BASE PRIOR TO THE CONTRACT DATE ANNIVERSARY FOLLOWING AGE 85. Beginning with the contract year that follows the contract year in which you first fund your Protection with Investment Performance account, if Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your Roll-up to age 85 benefit base.

IT IS IMPORTANT TO NOTE THAT WITHDRAWALS IN EXCESS OF YOUR ANNUAL WITHDRAWAL AMOUNT WILL HAVE A HARMFUL EFFECT ON YOUR ROLL-UP TO AGE 85 BENEFIT BASE AND YOUR "GREATER OF" DEATH BENEFIT. An Excess withdrawal reduces your Roll-up to age 85 benefit base on a pro-rata basis. A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with Investment Performance account is funded is an Excess withdrawal. A withdrawal that causes your Protection with Investment Performance account value to go to zero will terminate your "Greater of" death benefit.


The reduction of your Roll-up to age 85 benefit base on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Roll-up to age 85 benefit base by the same percentage. A pro-rata withdrawal will have a significant adverse effect on your Roll-up to age 85 benefit base in cases where the Protection with Investment Performance account value is less than the Roll-up to age 85 benefit base. For an example of how pro-rata reduction works, see "How withdrawals affect your Guaranteed benefits" later in this section.

--------------------------------------------------------------------------------
If you have both the GIB and the "Greater of" death benefit, the GIB benefit base and the Roll-up to age 85 death benefit base are equal until age 85. Beginning on the contract date anniversary following age 85, your Roll-up to age 85 benefit base that is part of your "Greater of" Guaranteed minimum death benefit, will (i) no longer roll up; (ii) no longer be eligible for resets; and be reduced dollar-for dollar by withdrawals up to your Annual withdrawal amount.
--------------------------------------------------------------------------------

For contracts with non-natural owners, the Roll-up to age 85 benefit base will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix II later in this Prospectus for an example of how the Roll-up to age 85 benefit base that is part of the "Greater of" guaranteed minimum death benefit is calculated.

                      ----------------------------------

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state description of all material variations of this contract, see Appendix IV later in this Prospectus.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" later in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix II later in this Prospectus for examples of how the benefit bases for the Guaranteed minimum death benefits work.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS

In general, withdrawals from your Protection with Investment Performance account will reduce your Guaranteed benefit bases on a pro-rata basis. Reduction on a pro-rata basis means that we calculate the percentage of your current Protection with Investment Performance account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.


51  CONTRACT FEATURES AND BENEFITS

For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 - $16,000).

If your Protection with Investment Performance account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protection with Investment Performance account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protection with Investment Performance account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).


A pro-rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro-rata basis and your Protection with Investment Performance account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

Withdrawals from your Protection with Investment Performance account always reduce your Highest Anniversary Value benefit base and Return of Principal benefit base on a pro-rata basis, as described above.

Withdrawals affect your GIB benefit base and Roll-up to age 85 benefit base, as follows:

o A withdrawal from your Protection with Investment Performance account in the contract year in which you first fund your Protection with Investment Performance account will reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis.


o Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base.



o Beginning with the contract year that follows the contract year in which you fund your Protection with Investment Performance account and until the contract date anniversary after age 85, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.


o Beginning on the contract date anniversary after age 85, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.


o The portion of a withdrawal in excess of your Annual withdrawal amount ("Excess withdrawal") will always reduce your GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from your Protection with Investment Performance account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from your Protection with Investment Performance account in that contract year will reduce the GIB benefit base and Roll-up to age 85 benefit base on a pro-rata basis.


Please see Appendix VI later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.


DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protection with Investment Performance account. If you have not funded your Protection with Investment Performance account, we call this a "pre-funding" drop or change. If you have funded your Protection with Investment Performance account, we call this a "post-funding" drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.


PRE-FUNDING DROP OR CHANGE


Prior to funding your Protection with Investment Performance account, you can drop your GIB or Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. For contracts with the GIB, the Guaranteed minimum death benefit cannot be changed without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) -- Series ADV contract and our rules for dropping and changing benefits prior to funding your Protection with Investment Performance account.



POST-FUNDING DROP

If you funded your Protection with Investment Performance account at issue and your contract has been in force for four contract years, you have the option to drop both your GIB and Guaranteed minimum death benefit or in some cases, drop your GIB and retain your Guaranteed minimum death benefit. If you funded your Protection with Investment Performance account after issue, you cannot drop or change your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the funding of your Protection with Investment Performance account, and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protection with Investment Performance account or make a one-time transfer to the Investment Performance variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year.


For contracts with the GIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GIB. In Appendix I, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone(R) -- Series ADV contract and our rules for dropping and changing benefits if you have already funded your Protection with Investment Performance account.



INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITA-


                                              CONTRACT FEATURES AND BENEFITS  52

TIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for traditional IRA and Roth IRA contracts only" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.


WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT


The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

o   beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

o eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.


HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED


IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."


LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on payments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.


When the Inherited IRA beneficiary continuation contract is owned by an IRA beneficiary:


o The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a rea-


53  CONTRACT FEATURES AND BENEFITS
     sonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return.


When the Inherited IRA beneficiary continuation contract is owned by a Non-spousal Applicable Plan beneficiary:


o The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.


o   Subsequent contributions are not permitted.


o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.


Features of the Inherited IRA beneficiary continuation contract which apply to either type of owner:


o The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.

o An Inherited IRA beneficiary continuation contract is not available for owners over age 70.

o   You may make transfers among the investment options, as permitted.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300.

o If you have the Return of Principal death benefit or the Highest Anniversary Value death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

o The GIB, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you have a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

o When you die, we will pay your beneficiary the Investment Performance account value and the greater of the Protection with Investment Performance account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this "free look" period may be longer. Other state variations may apply. For a state-by-state description of all material variations of this contract, including specific information on your "free look" period, see Appendix IV later in this Prospectus.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), and (ii) any guaranteed interest in the guaranteed interest option, through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i) or (ii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o   you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.


In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.



                                              CONTRACT FEATURES AND BENEFITS  54

2. Determining your contract's value



--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Protection with Investment Performance account value, and (ii) the Investment Performance account value. Your "Protection with Investment Performance account value" is the total value you have in: (i) the Protection with Investment Performance variable investment options, and (ii) amounts in the account for special money market dollar cost averaging designated for the Protection with Investment Performance variable investment options. Your "Investment Performance account value" is the total value you have in: (i) the Investment Performance variable investment options,
(ii) the guaranteed interest option, and (iii) amounts in the account for special money market dollar cost averaging program designated for the Investment Performance variable investment options and the guaranteed interest option. See "What are your investment options under the contract?" in "Contract features and benefits" for a detailed list of the Protection with Investment Performance variable investment options and Investment Performance variable investment options.

Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less the total amount or a pro-rata portion of the annual administrative charge, as well as any optional benefit charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)    operations expenses;

(ii)   administration expenses; and

(iii)  distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)    increased to reflect subsequent contributions;

(ii)   decreased to reflect withdrawals; or

(iii) increased to reflect transfers into, or decreased to reflect a transfer out of, a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.


EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

o If you have Investment Performance account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

o Your Guaranteed minimum death benefit will terminate without value if your Protection with Investment Performance account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also have the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

o If you have the GIB and your Protection with Investment Performance account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

o If your Protection with Investment Performance account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Investment Performance account, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Protection with Investment Performance variable investment options, either directly or through the special money market dollar cost averaging program. If we exercise this right, and your account values are at risk of falling to zero, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.


55  DETERMINING YOUR CONTRACT'S VALUE

3. Transferring your money among investment options



--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

o You may not transfer any amount to the account for special money market dollar cost averaging.

o Amounts allocated to the Investment Performance variable investment options or guaranteed interest option can be transferred among the Investment Performance variable investment options. Also, amounts allocated to the Investment Performance variable investment options or the guaranteed interest option can be transferred to the Protection with Investment Performance variable investment options until the contract date anniversary following owner age 75, or if later, the first contract date anniversary. Transfers into your Protection with Investment Performance account will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.


o Amounts invested in the Protection with Investment Performance variable investment options can only be transferred among the Protection with Investment Performance variable investment options. Transfers out of the Protection with Investment Performance variable investment options into the Investment Performance variable investment options or guaranteed interest option are not permitted. However, if the owner elects to drop all Guaranteed benefits, the entire Protection with Investment Performance account value must be withdrawn from the contract or transferred into the Investment Performance variable investment options or guaranteed interest option. See "Dropping or changing your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed interest option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR INVESTMENT PERFORMANCE ACCOUNT TO THE PROTECTION WITH INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR INVESTMENT PERFORMANCE ACCOUNT AT WHICH POINT TRANSFERS INTO THE PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT WILL NO LONGER BE AVAILABLE. A subsequent contribution received by us in the first 90 calendar days after your contract is issued will not be counted towards shutting down transfers to your Protection with Investment Performance account. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


o For amounts allocated to the Protection with Investment Performance variable investment options, you may make a transfer from one Protection with Investment Performance variable investment option to another Protection with Investment Performance variable investment option as follows:

    -- You may make a transfer within the same category provided the resulting allocation to the receiving Protection with Investment Performance variable investment option does not exceed the investment option maximum in place at the time of the transfer.

   -- You can make a transfer from a Protection with Investment Performance variable investment option in one category to a Protection with Investment Performance variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Protection with Investment Performance variable investment option are met. For detailed information regarding these rules, see "Category and investment option limits" under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus.

   -- You may also request a transfer that would reallocate your account value in the Protection with Investment Performance variable investment options based on percentages, provided those percentages are consistent with the category and Protection with Investment Performance variable investment option limits in place at the time of the transfer.

   -- In calculating the limits for any transfers among the Protection with Investment Performance variable investment options, we use the Protection with Investment Performance account value percentages as of the date prior to the transfer.

   -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the Total account value being allocated to the guaranteed interest option, based on the Total account value as of the previous business day. This restriction is waived for amounts transferred from the special money market dollar cost averaging program into the guaranteed interest option.

o We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.


o We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.



                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  56

o We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" under "Charges that AXA Equitable deducts" in "Charges and expenses" later in this Prospectus.


o For transfer restrictions regarding disruptive transfer activity, see "Disruptive transfer activity" below.

o The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

    (a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

    (b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

    (c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number;

(2) the dollar amounts or percentages of your current applicable account value to be transferred; and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying Portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Portfolio to maintain larger amounts of cash or to liquidate Portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the Portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting Portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying Portfolios for more information on how Portfolio shares are priced.


We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying Portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying Portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying Portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of Portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each Portfolio on a daily basis. On any day when a Portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each


57 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its Portfolios. Please see the prospectuses for the trusts for more information.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING AMONG YOUR INVESTMENT PERFORMANCE VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION

We offer two rebalancing programs that you can use to automatically reallocate your Investment Performance account value among your Investment Performance variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options. Option II allows you to rebalance your Investment Performance account value among the Investment Performance variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment Performance account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment Performance variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Protection with Investment Performance variable investment options. For information about rebalancing among the Protection with Investment Performance variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits."


SYSTEMATIC TRANSFER PROGRAM


Under the systematic transfer program, you may elect to have amounts from the Investment Performance variable investment options and the guaranteed interest option transferred to the Protection with Investment Performance variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.
--------------------------------------------------------------------------------
Please check with your financial professional or one of our customer service representatives regarding the availability of our Systematic transfer program options.
--------------------------------------------------------------------------------
(i) Fixed dollar. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect.



                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  58

(ii) Fixed percentage. Under this program, you can transfer a specified percentage of your Investment Performance account as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Protection with Investment Performance account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

(iii) Transfer the gains. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Investment Performance account as of the date of the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account as of the date of the transfer. If there are no gains in the Investment Performance account, a transfer will not occur.

(iv) Transfer the gains in excess of a specified percentage. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Investment Performance account as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Investment Performance account in excess of a specified percentage. If there are no gains in the Investment Performance account, a transfer will not occur.

For options (iii.) and (iv.), the "net contribution amount" is the total contributions made to the Investment Performance account, adjusted for withdrawals and all transfers to the Protection with Investment Performance account. All subsequent contributions made to the Investment Performance account will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Investment Performance account will be withdrawn or transferred -- gains first. The net contribution amount will only be reduced by a withdrawal or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Investment Performance account on the date of the transfer. For this purpose, "gains" is equal to the Investment Performance account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic transfer program:

o As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

o Each transfer will be pro-rated from all of your investment options in the Investment Performance account, except for amounts allocated to the account for special money market dollar cost averaging. If either option (iii.) or (iv.) is selected and there are amounts allocated to the account for special money market dollar cost averaging, the calculation of the sweep will use your Investment Performance account value (including any amounts in the account for special money market dollar cost averaging that are designated for future transfers to the Investment Performance account). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Investment Performance variable investment options and the Guaranteed interest option. No amounts will be transferred from the account for special money market dollar cost averaging.

o Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the account for special money market dollar cost averaging and the transfer will be pro-rated from the Investment Performance variable investment options and the guaranteed interest option.

o All transfers to the Protection with Investment Performance variable investment options will be in accordance with your allocation instructions on file.

o An ad hoc transfer from the Investment Performance account to the Protection with Investment Performance account that is not part of the Systematic transfer program will not terminate the program. Please note, however, that a transfer under options (iii.) or (iv.) could decrease the net contribution amount that is used to determine the gains on each transfer date.

o   You can only have one Systematic transfer program in effect at any one time.

o   You can cancel your Systematic transfer program at any time.

o Transfers under your Systematic transfer program do not count toward the transfers under the contract that may be subject to a transfer charge.

o The Systematic transfer program is available with any dollar cost averaging program.

o You can elect a rebalancing program for your Investment Performance account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic transfer program transaction date happen to be on the same Business day, the transfer under the Systematic transfer program will be processed first. Then, we will process the rebalancing of your Investment Performance account value.

o If all Guaranteed benefits are dropped post-funding of the Protection with Investment Performance account, your Systematic transfer program will be terminated.

o If we exercise our right to discontinue contributions and/or transfers to the Protection with Investment Performance variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Protection with Investment Performance variable investment options due to any other contribution or transfer restriction, your Systematic transfer program will be terminated.

o If you make a contribution to your Investment Performance account following your first withdrawal from the Protection with Investment Performance account, your Systematic transfer program will be terminated.



59  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money



--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.


Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Protection with Investment Performance variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Protection with Investment Performance variable investment options. The first withdrawal from your Protection with Investment Performance account may also affect the applicable Roll-up rate used in calculating certain Guaranteed benefits. See "How you can purchase and contribute to your contract" and "Annual Roll-up rate" and "Deferral bonus Roll-up rate" under "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for more information.

--------------------------------------------------------------------------------
                                   METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                                                    PRE-AGE        LIFETIME
                    AUTO-                            59-1/2        REQUIRED
                    MATIC                             SUB-         MINIMUM
                   PAYMENT               SYSTEM-   STANTIALLY      DISTRIBU-
CONTRACT           PLANS(1)    PARTIAL   ATIC(2)     EQUAL           TION
--------------------------------------------------------------------------------
NQ                   Yes        Yes       Yes         No              No
--------------------------------------------------------------------------------
Traditional IRA      Yes        Yes       Yes         Yes             Yes
--------------------------------------------------------------------------------
Roth IRA             Yes        Yes       Yes         Yes             No
--------------------------------------------------------------------------------
Inherited IRA        No         Yes        No         No              Yes(3)
--------------------------------------------------------------------------------

(1) Available for contracts with GIB only.

(2) Available for withdrawals from your Investment Performance variable investment options and guaranteed interest option only.

(3) The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

     --------------------------------------------------------------------------
     Beginning on or about August 8, 2011, all requests for withdrawals must be made on a specific form that we provide. Please see "How to reach us" under "Who is AXA Equitable?" earlier in this Prospectus for more information.
     --------------------------------------------------------------------------

AUTOMATIC PAYMENT PLANS


(For contracts with GIB)

You may take automatic withdrawals from your Protection with Investment Performance account under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan beginning after the first contract date anniversary. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

If you take a partial withdrawal from your Protection with Investment Performance account while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


MAXIMUM PAYMENT PLAN

If you have funded the GIB, the Maximum payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a reset of your GIB benefit base.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Protection with Investment Performance account in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.


CUSTOMIZED PAYMENT PLAN

--------------------------------------------------------------------------------
Please check with your financial professional or one of our customer service representatives regarding the availability of our Customized payment plan options.
--------------------------------------------------------------------------------

If you have funded the GIB, the Customized payment plan is available beginning in the contract year that follows the contract year in which you first fund your Protection with Investment Performance account. For options that are based on a withdrawal percentage, the specified percentage is applied to your GIB benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.


The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase


                                                        ACCESSING YOUR MONEY  60
or decrease annually as the result of a change in the Annual Roll-up rate.
Also, the payment amount may increase as the result of a reset of your GIB benefit base.

(i) Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii) Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii) Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year. Your percentage requests must be in increments of 0.50%.

(iv) Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.


(v) Fixed dollar amount or fixed percentage from both your Protection with Investment Performance account and your Investment Performance account:
       You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from your Protection with Investment Performance account. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Investment Performance account. If in any contract year there is insufficient value in the Investment Performance account to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Investment Performance account as scheduled payments for that contract year even though this amount will be less than you requested.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix V. For examples of how withdrawals affect your Guaranteed benefit bases, see Appendix VI later in this Prospectus.

PARTIAL WITHDRAWALS AND SURRENDERS
(All contracts)

You may take partial withdrawals from your contract at any time. Currently, the minimum withdrawal amount is $300. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. You can also surrender your contract at any time.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan.


SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Investment Performance variable investment options and guaranteed interest option.

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Investment Performance account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. If you have also elected a GIB Automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Traditional IRA and Roth IRA contracts only)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Protection with Investment Performance account or



61  ACCESSING YOUR MONEY
the Investment Performance account. This option is not available if your Total account value is split between the Protection with Investment Performance account and the Investment Performance account at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. You should be aware that the portion of any withdrawal from the Protection with Investment Performance account that is in excess of the Annual withdrawal amount will reduce the benefit base(s) for your Guaranteed benefits on a pro-rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59-1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or (iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any Guaranteed benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated or intend to allocate amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract. We will calculate the new withdrawal amount.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have funded your Guaranteed benefit(s), amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

You may elect this service in the calendar year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Traditional individual retirement annuities (traditional IRAs)" under "Tax information" later in this Prospectus for your specific type of retirement arrangement.

This service does not generate automatic RMD payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70-1/2, you must take any RMDs before the rollover or transfer.
--------------------------------------------------------------------------------
For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Protection with Investment Performance account and Investment Performance account values are used to determine your lifetime RMD payment each year.


If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your GIB benefit base and Roll-up to age 85 benefit base (for contracts with the "Greater of" death benefit) on a dollar-for-dollar basis. Your Highest Anniversary Value benefit base is always reduced on a pro-rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Pro-


                                                        ACCESSING YOUR MONEY  62
tection with Investment Performance account may cause an Excess withdrawal. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.


If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Protection with Investment Performance account will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Protection with Investment Performance account made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.


Your RMD payment will be withdrawn on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in the account for special money market dollar cost averaging. If there is insufficient value or no value in those options, we will withdraw amounts from the account for special money market dollar cost averaging. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Protection with Investment Performance variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Protection with Investment Performance account will be treated as an Excess withdrawal.


HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE

Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals and lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in the account for special money market dollar cost averaging. If there is insufficient value or no value in those options, we will subtract amounts from the account for special money market dollar cost averaging. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from the account for special money market dollar cost averaging that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro-rata basis only from your Protection with Investment Performance variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro-rata basis from your Protection with Investment Performance variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in the account for special money market dollar cost averaging. If there is insufficient value or no value in those options, we will subtract amounts from the account for special money market dollar cost averaging.

Substantially equal withdrawals are taken on a pro-rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Protection with Investment Performance account value and the Investment Performance account value, your substantially equal withdrawals will be taken on a pro-rata basis from your Investment Performance variable investment options and guaranteed interest option, excluding amounts in the account for special money market dollar cost averaging. If there is insufficient value or no value in those options, we will subtract amounts from the account for special money market dollar cost averaging. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Protection with Investment Performance variable investment options. Any amounts withdrawn from the the account for special money market dollar cost averaging that were designated for the Protection with Investment Performance variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1) Take the entire withdrawal on a pro-rata basis from the Protection with Investment Performance variable investment options; or

(2) Take the entire withdrawal from the Investment Performance account value, specifying which Investment Performance variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3) Request a certain portion of the withdrawal to be taken from the Protection with Investment Performance variable investment options and take the remaining part of the withdrawal from the Investment Performance variable investment options. You must specify the investment options for the Investment Performance account value. The withdrawal from the Protection with Investment Performance variable investment options will be taken on a pro-rata basis.

For more information on how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.



WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

o Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See


63  ACCESSING YOUR MONEY

     "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Protection with Investment Performance account value falls to zero.

o If you do not have the GIB or have not yet funded it, the following applies:

     -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

     -- we reserve the right to terminate the contract and any applicable Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

     -- we reserve the right to terminate your contract and any applicable Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated, we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Protection with Investment Performance account is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.



YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial Annuitization" below.

Deferred annuity contracts such as the Retirement Cornerstone(R) -- Series ADV provide for conversion to annuity payout status at or before the contract's "maturity date." This is called "annuitization." Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a separate prospectus related to the contract you select.

You may choose to annuitize your contract at any time, which generally is at least thirteen months after the contract date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have the GIB or a Guaranteed minimum death benefit, your contract may have both a Protection with Investment Performance account value and a Investment Performance account value. If there is a Protection with Investment Performance account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization.


In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, the timing of your purchase, and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and


                                                        ACCESSING YOUR MONEY  64

SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your Total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments.

The payments that you receive upon annuitization of your Protection with Investment Performance account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Investment Performance account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------------------------------
Fixed annuity payout options     Life annuity
                                 Life annuity with period certain
                                 Life annuity with refund certain
                                 Period certain annuity
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


PARTIAL ANNUITIZATION.   Beginning January 1, 2011, partial annuitization of
nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a guaranteed income benefit under a contract. For purposes of this contract, we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Protection with Investment Performance account to purchase an annuity payout contract will affect your Guaranteed benefit bases just like any other withdrawal. See "How withdrawals are taken from your Total Account Value" earlier in this Section. Also, see the discussion of "Partial Annuitization" in "Tax Information" later in this Prospectus.



SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than thirteen months from your contract date (in a limited number of jurisdictions this requirement may be more or less than 12 months). You can change the date your annuity payments are to begin at any time. The date may not be later than the annuity maturity date described below.


The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of


65  ACCESSING YOUR MONEY
a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen. If you select an annuity payout option and payments have begun, no change can be made.


ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday (or older joint annuitant if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date and with each quarterly statement until the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you have not funded the GIB, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Investment Performance account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you have funded the GIB, the following applies on the maturity date:

o For amounts allocated to your Investment Performance account, you may select an annuity payout option or take a lump sum payment.

o If you do not make an election for your Protection with Investment Performance account value on your maturity date, we will apply the Protection with Investment Performance account value to either (a) or (b) below, whichever provides a greater payment:

     (a) a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

     (b) a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Protection with Investment Performance account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Investment Performance account, you must select an annuity payout option or take a lump sum payment.


                                                        ACCESSING YOUR MONEY  66

5. Charges and expenses



--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. Together, they make up the daily "contract fee." These charges are reflected in the unit values of each variable investment option:

o   An operations charge

o   An administration charge

o   A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

OPERATIONS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for operations expenses, a portion of which compensates us for mortality and expense risks, described below. In connection with the Protection with Investment Performance variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. The daily charge is equivalent to an annual rate of up to 0.35% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

ADMINISTRATION CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of up to 0.20% of the net assets in each variable investment option.

DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of up to 0.10% of the net assets in each variable investment option.


ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Investment Performance variable investment options and the guaranteed interest option (see Appendix IV later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro-rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special money market dollar cost averaging. If those amounts are insufficient, we will deduct all or a portion of the charge from the Protection with Investment Performance variable investment options.


67  CHARGES AND EXPENSES

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro- rata portion of the charge for that year.

If your Total account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.


TRANSFER CHARGE


Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of twelve per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic transfer program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.



GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT. If you elect the Highest Anniversary Value death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Highest Anniversary Value benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.95% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.


If your Roll-Up to age 85 benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.10%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.


GUARANTEED INCOME BENEFIT CHARGE. If you have the GIB, we deduct a charge annually from your Protection with Investment Performance variable investment options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.95% of the GIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.


If your GIB benefit base resets on a contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.25%. You will be notified of the increased charge in advance. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.


For the Highest Anniversary Value death benefit, "Greater of" death benefit and GIB, we will deduct each charge from your Protection with Investment Performance variable investment options on a pro-rata basis. If those amounts are insufficient to pay the charge and you have no amounts in the account for special money market dollar cost averaging designated for the Protection with Investment Performance variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Investment Performance account value.

                      ----------------------------------

For the Highest Anniversary Value death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year:

o   A death benefit is paid;

o   you surrender the contract to receive its cash value;

o   you annuitize your Protection with Investment Performance account value;

o you transfer 100% of your Protection with Investment Performance account value to the Investment Performance account (following the dropping of your Guaranteed benefits); or

o you withdraw 100% of your Protection with Investment Performance account value (following the dropping of your Guaranteed benefits).


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


FEE-BASED EXPENSES


The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the contract. Please consult with your program sponsor for more details about your fee-based program. You should consider maintaining sufficient assets outside of this contract in order to pay advisory or custodial account expenses. Withdrawals from your Retirement Cornerstone(R)
- Series ADV contract to pay those expenses will be treated like any other withdrawal. Withdrawals from amounts in your Protection with Investment Performance account may impact your Guaranteed benefits.



                                                        CHARGES AND EXPENSES  68

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

o   Management fees.

o   12b-1 fees (for certain variable investment options).

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated Portfolios (collectively, the "underlying Portfolios"). The underlying Portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the daily contract charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and operations generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


69  CHARGES AND EXPENSES

6. Payment of death benefit



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YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment Performance account is equal to your Investment Performance account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

The death benefit in connection with any amount in your Protection with Investment Performance account is equal to your Protection with Investment Performance account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.

--------------------------------------------------------------------------------
When we use the terms "owner" and "joint owner", we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under "Beneficiary continuation option."

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.


                                                    PAYMENT OF DEATH BENEFIT  70

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. No subsequent contributions will be permitted.


SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o The applicable Guaranteed minimum death benefit option may continue as follows:

     -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

     -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit under the contract. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

     -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.


     -- If the "Greater of" death benefit continues, the Roll-up to age 85 benefit base reset, and any Deferral bonus Roll-up amount or Annual Roll-up amount, as applicable, will be based on the surviving spouse's age.


The GIB may continue, as follows:


o If the surviving spouse is the older spouse, the GIB (with its charge) continues with no change.


o If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, the GIB (with its charge) continues, as follows:

     (i) The surviving spouse may contribute and/or transfer amounts to the Protection with Investment Performance variable investment options up until the contract date anniversary following age 75.

     (ii) The GIB benefit base will continue to roll up until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

o If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

If you divorce, Spousal continuation does not apply.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information. For a state-by-state description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix IV later in this Prospectus.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.


71  PAYMENT OF DEATH BENEFIT

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o     The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the Investment Performance variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

o The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

o If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

o The beneficiary may choose at any time to withdraw all or a portion of the Total account value.

o     Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o     The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the Investment Performance variable investment options but no subsequent contributions will be permitted.

o The Protection with Investment Performance variable investment options will no longer be available and no value can be allocated to those investment options.

o If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o     Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.


                                                    PAYMENT OF DEATH BENEFIT  72

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protection with Investment Performance account value to equal the applicable death benefit if such death benefit is greater than such Protection with Investment Performance account value adjusted for any subsequent withdrawals.

If the deceased is the younger non-spousal joint owner:

o     The account value will not be reset to the death benefit amount.

                      ----------------------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.


73  PAYMENT OF DEATH BENEFIT

7. Tax information



--------------------------------------------------------------------------------

OVERVIEW


In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract.


TRANSFERS AMONG INVESTMENT OPTIONS

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial Annuitization" below.


Annuitization under a Retirement Cornerstone(R) Series contract occurs when your interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).



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

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one or more of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


PARTIAL ANNUITIZATION


The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. As of January 1, 2011, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contigent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.



WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third-party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF LIFETIME WITHDRAWALS IF YOU HAVE THE GIB

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


75  TAX INFORMATION

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59-1/2 will qualify for this exception.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying Portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying Portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o    Traditional IRAs, typically funded on a pre-tax basis; and

o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS


You can cancel either type of the Retirement Cornerstone(R) -- Series ADV IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:


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

o    "regular" contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.


Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) -- Series ADV contract must be purchased through a direct transfer contribution or rollover contribution.



REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2 "catch-up" contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.


ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o    governmental employer 457(b) plans;

o    403(b) plans; and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds


77  TAX INFORMATION
on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an Inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    death benefit payments to a beneficiary who is not your surviving spouse;
     or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.


ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.


SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o    regular contributions to a traditional IRA made after you reach age 70-1/2;
     or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.


RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS


NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.


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

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from "eligible retirement plans" other than traditional IRAs" in "Traditional individual retirement annuities (traditional IRAs)" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your taxadviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.



REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, Guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.


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Also, if you are taking account-based withdrawals from all of your traditional
IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary."PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.


SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o    made on or after your death; or

o    made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or


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

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect the substantially equal withdrawals option. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Investment Performance account or the Protection with Investment Performance account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the Substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Protection with Investment Performance account value after starting Substantially equal withdrawals.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."


The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


For Retirement Cornerstone(R) - Series ADV IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.



REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.


With a Roth IRA, you can make regular contributions when you reach age 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements (IRAs) " for the rules applicable to the current year.


WHEN YOU CAN MAKE CONTRIBUTIONS.  Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS.  Roth IRA contributions are not tax deductible.



ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS


WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?


The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).


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

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, a 403(b) plan or a governmental employer Section 457(b) plan, beginning January 1, 2011 (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro-rata portion of the distribution is tax-free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


                                                             TAX INFORMATION  82

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   rollovers from a Roth IRA to another Roth IRA;

o   direct transfers from a Roth IRA to another Roth IRA;

o   qualified distributions from a Roth IRA; and

o   return of excess contributions or amounts recharacterized to a traditional
    IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2 or older; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.


REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distribu-


83  TAX INFORMATION
tions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)


Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             TAX INFORMATION  84

8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in Class IA/A or Class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;


(6)  to restrict or eliminate any voting rights as to Separate Account No. 49;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8) to limit or terminate contributions or transfers into any of the variable investment options; and

(9)  to limit the number of variable investment options you may select.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.


ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is


85  MORE INFORMATION
not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ, traditional IRA and Roth IRA contracts. AIP is not available for Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to the account for special money market dollar cost averaging. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Protection with Investment Performance variable investment options will be allocated to corresponding Investment Performance variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Protection with Investment Performance account.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

     --   on a non-business day;

     --   after 4:00 p.m. Eastern Time on a business day; or

     --   after an early close of regular trading on the NYSE on a business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


                                                            MORE INFORMATION  86

CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o    the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Investment Performance account will apply.


STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.


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


Any Guaranteed benefit in effect will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.



For a state-by-state description of all material variations of this contract, including information regarding the termination of benefits under your contract, see Appendix IV later in this Prospectus.

In general, you cannot assign or transfer ownership of an IRA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your Total account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary and any payment of the Lifetime GIB amount will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a Guaranteed benefit, we will not divide the benefit base(s) used to calculate the benefits as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the Protection with Investment Performance account to be paid an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract even if the withdrawal is made to fund an AXA Equitable contract owned by your ex-spouse. This means that your Guaranteed benefit will be reduced.


DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. For contracts sold through AXA Distributors, AXA Distributors will not receive any compensation. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.



                                                            MORE INFORMATION  88

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on the advisory fee associated with the custodial account. For contracts sold through AXA Advisors, AXA Advisors will retain 50% of the advisory fee and the financial professional will get the other 50%. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION.   In an effort to promote the sale of AXA Equitable
products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.



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

Appendix I: Dropping or changing your Guaranteed benefits



--------------------------------------------------------------------------------

PRE-FUNDING DROP OR CHANGE

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) prior to the funding of your Protection with Investment Performance account. In general, you can drop your GIB and change your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped or changed without first dropping your GIB. All requests to drop or change a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose.




------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                     PRE-FUNDING DROP OF:         YOUR OPTION(S) OR RESULT            FOLLOWING THE DROP OR CHANGE
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   You can change your death         o   You can drop the Highest
                                                           benefit to the Highest Anni-          Anniversary Value death ben-
o   Return of Principal                                    versary Value death benefit. If       efit, either pre-funding or
                                                           death benefit you do not make this    post-funding.
                                                           change, the Return of Principal
                                                           death benefit will remain.        o   You can drop the Return of
                                                                                                 Principal death benefit post-
                                                                                                 funding only.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   You can keep your Highest         o   You can drop the Highest
                                                           Anniversary Value death ben-          Anniversary Value death ben-
o   Highest Anniversary Value                              efit.                                 efit, either pre-funding or
    death benefit                                                                                post-funding.
                                                                    -or-

                                                       o   You can change your death         o   You can drop the Return of
                                                           benefit to the Return of Prin-        Principal death benefit post-
                                                           cipal death benefit.                  funding only.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                o   The Return of Principal death     o   You can drop the Return of
                                                           benefit will automatically            Principal death benefit post-
o   Highest Anniversary         Both benefits              become your new guaranteed            funding only.
    Value death benefit                                    minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   By dropping your GIB, you are     o   You can drop the Highest
                                                           no longer eligible to have the        Anniversary Value death ben-
o   "Greater of" death benefit                             "Greater of" death benefit.           efit, either pre-funding or
                                                                                                 post-funding.
                                                       o   You can change your death
                                                           benefit to the Highest Anni-      o   You can drop the Return of
                                                           versary Value death benefit. If       Principal death benefit post-
                                                           you do not make this change,          funding only.
                                                           the Return of Principal death
                                                           benefit will automatically
                                                           become your new guaranteed
                                                           minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                o   You can change your death         o   You can drop the Highest
                                                           benefit to the Highest Anni-          Anniversary Value death benefit,
o   "Greater of" death benefit  Both benefits              versary Value death benefit. If       either pre-funding or post-funding.
                                                           you do not make this change,
                                                           the Return of Principal death
                                                           benefit will automatically        o   You can drop the Return of
                                                           become your new guaranteed            Principal death benefit post-
                                                           minimum death benefit.                funding only.

------------------------------------------------------------------------------------------------------------------------------------
o   Highest Anniversary         Highest Anniversary    o   The Return of Principal death     o   You can drop the Return of
    Value death benefit         Value death benefit        benefit will automatically            Principal death benefit post-
                                                           become your new guaranteed            funding only.
                                                           minimum death benefit.
------------------------------------------------------------------------------------------------------------------------------------


                   APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS I-1

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                     PRE-FUNDING DROP OF:         YOUR OPTION(S) OR RESULT        FOLLOWING THE DROP OR CHANGE
------------------------------------------------------------------------------------------------------------------------------------
o   Return of Principal death   Not Applicable: The
    benefit                     Return of Principal
                                death benefit cannot be
                                dropped prior to funding
                                the Protection with
                                Investment Performance
                                account
------------------------------------------------------------------------------------------------------------------------------------

POST-FUNDING DROP

The following table is designed to show your options if you decide to drop your Guaranteed benefit(s) after you have funded your Protection with Investment Performance account. In general, you can drop both your GIB and Guaranteed minimum death benefit or, in some cases, drop your GIB and retain your Guaranteed minimum death benefit. However, your Guaranteed minimum death benefit cannot be dropped without first dropping your GIB. All requests to drop a Guaranteed benefit must be submitted on an administrative form we provide for this specific purpose. Please see "Dropping or changing your Guaranteed benefits" in "Contracts features and benefits" for information on when you are eligible to drop your Guaranteed benefits after having funded your Protection with Investment Performance account.




------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                     POST-FUNDING DROP OF: (1)    YOUR OPTION(S) OR RESULT               FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   The Return of Principal death     o   You can drop the Return of
                                                           benefit will remain in effect.        Principal death benefit by
o   Return of Principal                                                                          notifying us and taking a full
    death benefit                                                                                withdrawal of your Protection
                                                                                                 with Investment Performance
                                                                                                 account value or making a
                                                                                                 one-time transfer to the
                                                                                                 Investment Performance vari-
                                                                                                 able investment options and
                                                                                                 the guaranteed interest
                                                                                                 option.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                o   Your Guaranteed benefits will         Not Applicable.
                                                           terminate by notifying us and
o   Return of Principal         Both benefits              taking a full withdrawal of
    death benefit                                          your Protection with Invest-
                                                           ment Performance account
                                                           value or making a one-time
                                                           transfer to the Investment
                                                           Performance variable invest-
                                                           ment options and the
                                                           guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   Your Highest Anniversary          o   You can drop the Highest
                                                           Value death benefit remains           Anniversary Value death ben-
o   Highest Anniversary                                    in effect.                            efit by notifying us and taking
    Value death benefit                                                                          a full withdrawal of your Pro-
                                                                                                 tection with Investment
                                                                                                 Performance account value or
                                                                                                 making a one-time transfer to
                                                                                                 the Investment Performance
                                                                                                 variable investment options
                                                                                                 and the guaranteed interest
                                                                                                 option.
------------------------------------------------------------------------------------------------------------------------------------





I-2 APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFIT
COMBINATION                     POST-FUNDING DROP OF: (1)    YOUR OPTION(S) OR RESULT      FOLLOWING THE DROP
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                o   Your Guaranteed benefits will     Not Applicable.
                                                           terminate by notifying us and
o   Highest Anniversary         Both benefits              taking a full withdrawal of
    Value death benefit                                    your Protection with Invest-
                                                           ment Performance account
                                                           value or making a one-time
                                                           transfer to the Investment
                                                           Performance variable invest-
                                                           ment options and the
                                                           guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                         GIB                    o   By dropping your GIB, you are     You can drop the Return of
                                                           no longer eligible to have the    Principal death benefit at a
o   "Greater of" death benefit                             "Greater of" death benefit.       later date.

                                                       o   The Return of Principal death
                                                           benefit will become your new
                                                           Guaranteed minimum death
                                                           benefit. The Return of Princi-
                                                           pal benefit base will equal all
                                                           contributions and transfers to
                                                           your Protection with Invest-
                                                           ment Performance account,
                                                           adjusted for withdrawals on a
                                                           pro-rata basis.
------------------------------------------------------------------------------------------------------------------------------------
o   GIB                                                o   Your Guaranteed benefits will     Not Applicable.
                                                           terminate by notifying us and
o   "Greater of" death benefit  Both benefits              taking a full withdrawal of
                                                           your Protection with Invest-
                                                           ment Performance account
                                                           value or making a one-time
                                                           transfer to the Investment
                                                           Performance variable invest-
                                                           ment options and the
                                                           guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
o   Highest Anniversary         Highest Anniversary    o   Your Guaranteed benefit will      Not Applicable.
    Value death benefit         Value death benefit        terminate by notifying us and
                                                           taking a full withdrawal of
                                                           your Protection with Invest-
                                                           ment Performance account
                                                           value or making a one-time
                                                           transfer to the Investment
                                                           Performance variable invest-
                                                           ment options and the
                                                           guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
o   Return of Principal         Return of Principal    o   Your Guaranteed benefit will      Not Applicable.
    death benefit               death benefit              terminate by notifying us and
                                                           taking a full withdrawal of
                                                           your Protection with Invest-
                                                           ment Performance account
                                                           value or making a one-time
                                                           transfer to the Investment
                                                           Performance variable invest-
                                                           ment options and the
                                                           guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------



(1) When a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year.



                   APPENDIX I: DROPPING OR CHANGING YOUR GUARANTEED BENEFITS I-3

Appendix II: Guaranteed benefit base examples



--------------------------------------------------------------------------------
Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit bases and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       GUARANTEED
                                                             GUARANTEED MINIMUM DEATH BENEFIT                           BENEFIT
                                    -----------------------------------------------------------------------------  -----------------
                  PROTECTION WITH
                    INVESTMENT
                    PERFORMANCE                                                     ROLL-UP TO
 END OF CONTRACT     ACCOUNT        RETURN OF PRINCIPAL     HIGHEST ANNIVERSARY       AGE 85         "GREATER OF"     GIB BENEFIT
      YEAR            VALUE            BENEFIT BASE         VALUE BENEFIT BASE     BENEFIT BASE      BENEFIT BASE        BASE
------------------------------------------------------------------------------------------------------------------------------------
       1             $103,000          $100,000(1)              $103,000(2)         $104,000         $104,000(5)       $104,000
-----------------------------------------------------------------------------------------------------------------------------------
       2             $107,120          $100,000(1)              $107,120(2)         $108,160         $108,160(5)       $108,160
-----------------------------------------------------------------------------------------------------------------------------------
       3             $113,547          $100,000(1)              $113,547(2)         $113,547(4)      $113,547(5)       $113,547
-----------------------------------------------------------------------------------------------------------------------------------
       4             $120,360          $100,000(1)              $120,360(2)         $118,089         $120,360(6)       $118,089
-----------------------------------------------------------------------------------------------------------------------------------
       5             $128,785          $100,000(1)              $128,785(2)         $122,813         $128,785(6)       $122,813
-----------------------------------------------------------------------------------------------------------------------------------
       6             $126,210          $100,000(1)              $128,785(3)         $127,725         $128,785(6)       $127,725
-----------------------------------------------------------------------------------------------------------------------------------
       7             $128,734          $100,000(1)              $128,785(3)         $132,834         $132,834(5)       $132,834
-----------------------------------------------------------------------------------------------------------------------------------

The Protection with Investment Performance account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%, respectively. We are using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results. For example, at the end of contract year 1, the Protection with Investment Performance account value = $103,000 = $100,000 x (1+3.00%).

Your applicable death benefit in connection with the Protection with Investment Performance variable investment options is equal to the Protection with Investment Performance account value or the Guaranteed minimum death benefit base, if greater.


GUARANTEED INCOME BENEFIT


GIB BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. At the end of contract year 1, the GIB benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. For contract years 2, and 4 through 7, the GIB benefit base is equal to the previous year's GIB benefit base multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract year 3, the GIB benefit base is reset to the current Protection with Investment Performance account value. For contract year 6, the GIB benefit base is equal to the previous year's GIB benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. Please note that the GIB benefit base was eligible for a reset on the 6th contract date anniversary, but the Protection with Investment Performance account value was less than the GIB benefit base. As a result, there was no reset of the GIB benefit base.

For example:

o At the end of contract year 3, the GIB benefit base = $113,547 The GIB benefit base is being "reset" to equal the Protection with Investment Performance account value of $113,547.

o At the end of contract year 4, the GIB benefit base = $118,089 Calculated as follows: $113,547 x (1 + 4.00%) = $118,089


GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL BENEFIT BASE

(1) At the end of contract years 1 through 7, the Return of Principal death benefit base is equal to the initial contribution to the Protection with Investment Performance account variable investment options.

HIGHEST ANNIVERSARY VALUE BENEFIT BASE

(2) At the end of contract years 1 through 5, the Highest Anniversary Value benefit base is equal to the current Protection with Investment Performance account value

     For example:

     o At the end of contract year 2, the Highest Anniversary Value benefit base = $107,120, or the Protection with Investment Performance account value.


II-1 APPENDIX II: GUARANTEED BENEFIT BASE EXAMPLES

(3) At the end of contract year 6 through 7, the benefit base is equal to the Highest Anniversary Value benefit base at the end of the prior year since it is higher than the current Protection with Investment Performance account value.

     For example:

     o At the end of contract year 6, the Highest Anniversary Value benefit base = $128,785, or the Highest Anniversary Value benefit base at the end of contract year 5.


ROLL-UP TO AGE 85 BENEFIT BASE

The example assumes no withdrawals under the contract, therefore the Deferral bonus Roll-up rate would apply. The Deferral bonus Roll-up rate for the Roll-up to age 85 benefit base is assumed to be the minimum Deferral bonus Roll-up rate, which is 4.00%. At the end of contract year 1, the Roll-up to age 85 benefit base is equal to the initial contribution to the Protection with Investment Performance account, multiplied by [1 + the Deferral Bonus Roll-up rate of 4.00%]. At the end of contract years 2, and 4 through 7, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base, multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current Protection with Investment Performance account value. For contract year 6, the Roll-up to age 85 benefit base is equal to the previous year's Roll-up to age 85 benefit base multiplied by [1 + the Deferral bonus Roll-up rate of 4.00%]. Please note that the Roll-up to age 85 benefit base was eligible for a reset on the 6th contract date anniversary but the Protection with Investment Performance account value was less than the Roll-up to age 85 benefit base. As a result, there was no reset of the Roll-up to age 85 benefit base.

For example:

     o At the end of contract year 2, the Roll-up to age 85 benefit base = $108,160.

        Calculated as follows: $104,000 x (1 + 4.00%) = $108,160

(4) At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current account value.

     o At the end of contract year 3, the Roll-up to age 85 benefit base = $113,547.

     The GIB benefit base is being "reset" to equal the Protection with Investment Performance account value of $113,547.


"GREATER OF" DEATH BENEFIT BASE

The "Greater of" death benefit base is the greater of (i.) the Roll-up to age 85 benefit base, and (ii) the Highest Anniversary Value benefit base.

(5) At the end of contract years 1 through 3 and 7, the "Greater of" death benefit base is based on the Roll-up to age 85 benefit base.

     For example:

     o  At the end of contract year 2, the "Greater of" death benefit =
        $108,160.

(6) At the end of contract years 4 through 6, the "Greater of" death benefit base is based on the Highest Anniversary Value benefit base.

     For example:

     o  At the end of contract year 4, the "Greater of" death benefit =
        $120,360.

                              APPENDIX II: GUARANTEED BENEFIT BASE EXAMPLES II-2

Appendix III: Hypothetical illustrations



--------------------------------------------------------------------------------
ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Investment Performance account value and Protection with Investment Performance account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) -- Series ADV contracts. The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Protection with Investment Performance variable investment options, and $40,000 is allocated to the Investment Performance variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.69)%, 4.31% for the Protection with Investment Performance variable investment options and (1.65)%, 4.35% for the Investment Performance variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Protection with Investment Performance account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit and GIB and any applicable annual administrative charge.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Protection with Investment Performance account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.27% for the Protection with Investment Performance variable investment options and of 0.56% for the Investment Performance variable investment options, (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.52% for the Protection with Investment Performance variable investment options and 0.30% for the Investment Performance variable investment options and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Protection with Investment Performance variable investment options and 0.14% for the Investment Performance variable investment options. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Protection with Investment Performance variable investment options and Investment Performance variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios as described in the prospectuses for the underlying Portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

III-1 APPENDIX III: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
  BENEFITS

VARIABLE DEFERRED ANNUITY

RETIREMENT CORNERSTONE(R) - SERIES ADV

$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:

     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT
--------------------------------------------------------------------------------

                                      PROTECTION WITH
                      INVESTMENT         INVESTMENT
        CONTRACT     PERFORMANCE        PERFORMANCE
  AGE     YEAR      ACCOUNT VALUE      ACCOUNT VALUE        CASH VALUE
--------------------------------------------------------------------------------
                     0%        6%       0%        6%        0%        6%
--------------------------------------------------------------------------------

 65         0     40,000     40,000   60,000    60,000   100,000  100,000
 66         1     39,340     41,740   57,800    61,400    97,140  103,140
 67         2     38,691     43,556   55,591    62,814    94,281  106,369
 68         3     38,052     45,450   53,369    64,239    91,421  109,689
 69         4     37,425     47,427   51,133    65,674    88,558  113,101
 70         5     36,807     49,491   48,882    67,117    85,689  116,608
 71         6     36,200     51,643   46,613    68,568    82,813  120,211
 72         7     35,603     53,890   44,326    70,023    79,928  123,913
 73         8     35,015     56,234   42,016    71,480    77,031  127,715
 74         9     34,437     58,680   39,684    72,939    74,121  131,619
 75        10     33,869     61,233   37,325    74,395    71,195  135,628
 80        15     31,166     75,761   25,074    81,543    56,240  157,304
 85        20     28,648     93,737   11,830    88,133    40,478  181,869
 90        25     26,359    115,977        0    94,385    26,359  210,362
 95        30     24,252    143,494        0   100,450    24,252  243,944

--------------------------------------------------------------------------------
             PROTECT                       GUARANTEE
       ------------------- ------------------------------------------
                                                    NEXT YEAR'S
          "GREATER OF"         GIB BENEFIT       ANNUAL WITHDRAWAL
  AGE     DEATH BENEFIT           BASE                 AMOUNT
--------------------------------------------------------------------------------
           0%        6%        0%        6%        0%          6%
--------------------------------------------------------------------------------
 65      60,000    60,000    60,000    60,000         0           0
 66      62,400    62,400    62,400    62,400     2,496       2,496
 67      64,896    64,896    64,896    64,896     2,596       2,596
 68      67,492    67,492    67,492    67,492     2,700       2,700
 69      70,192    70,192    70,192    70,192     2,808       2,808
 70      72,999    72,999    72,999    72,999     2,920       2,920
 71      75,919    75,919    75,919    75,919     3,037       3,037
 72      78,956    78,956    78,956    78,956     3,158       3,158
 73      82,114    82,114    82,114    82,114     3,285       3,285
 74      85,399    85,399    85,399    85,399     3,416       3,416
 75      88,815    88,815    88,815    88,815     3,553       3,553
 80     108,057   108,057   108,057   108,057     4,322       4,322
 85     131,467   131,467   131,467   131,467     5,259       5,259
 90           0   131,467   159,950   159,950     7,998       6,398
 95           0   131,467         0   194,604   *$7,998    *$11,676
--------------------------------------------------------------------------------


*   Payments of $7,998 will continue as lifetime payments


**   Payments of at least $11,676 will continue as lifetime payments


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


                                  APPENDIX III: HYPOTHETICAL ILLUSTRATIONS III-2

Appendix IV: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------

The following information is a summary of the states where the Retirement Cornerstone(R) -- Series ADV contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.


STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) -- SERIES ADV CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



------------------------------------------------------------------------------------------------------------------------------------
STATE        FEATURES AND BENEFITS                          AVAILABILITY OR VARIATIONS
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA      See "Your right to cancel within a certain     If you reside in the state of Arizona and you are age 65 or older at the
             number of days" in "Contract features and      time the contract is issue you may return your Retirement Cornerstone(R)
             benefits"                                      -- Series ADV contract within 30 days from the date that you receive it and receive a refund of your Total account value This is also refer to as the "free look" period.
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "Your right to cancel within a certain     If you reside in the state of California and you are age 60 or older at
             number of days" in "Contract features and      the time the contract is issued, you may return your Retirement
             benefits"                                      Cornerstone(R)--Series ADV contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

                                                            If you allocate your entire initial contribution to the EQ/Money Market variable investment option (and/or guaranteed interest option, if available), the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the
                                                            EQ/Money Market variable investment option), your refund will be equal to your Total account value on the date we receive your request to cancel at our processing office.

                                                            "RETURN OF CONTRIBUTION" FREE LOOK TREATMENT AVAILABLE THROUGH CERTAIN
                                                            SELLING BROKERS-DEALERS

                                                            Certain selling broker-dealers offer an allocation method designed to preserve your right to a return of your contributions during the free look period. At the time of application, you will instruct your financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract. Please consult your financial professional to learn more about the availability of "return of contribution" free look treatment.

                                                            If you choose "return of contribution" free look treatment of your contract, we will allocate your entire contribution and any subsequent contributions made during the 40-day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.
------------------------------------------------------------------------------------------------------------------------------------


IV-1 APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE        FEATURES AND BENEFITS                          AVAILABILITY OR VARIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA                                                  If you choose the "return of contribution" free look treatment and your
(CONTINUED)                                                 contract is still in effect on the 40th day (or next Business Day)
                                                            following the contract date, we will automatically reallocate your account value to the investment options chosen on your application.

                                                            Any transfers made prior to the expiration of the 30-day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the contract date will cancel the automatic reallocation on the 40th day (or next business day)
                                                            following the Contract Date described above. If you do not want AXA
                                                            Equitable to perform this scheduled one-time re-allocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the contract date to cancel.
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT  See "Transfers of ownership, collateral        If you have the GIB, the GIB terminates if your Retirement
             assignments, loans and borrowing" in "More     Cornerstone(R)--Series ADV contract is assigned or ownership is changed
             information"                                   to an institution (such as business trusts, corporations, joint stock associations, partnerships, limited liability companies and other legal entities).
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See "How you can purchase and contribute to    In the second paragraph of this section, item (ii) regarding
             your contract" in "Contract features and       the $2,500,000 limitation on contributions is deleted. The
             benefits"                                      remainder of this section is unchanged.

             See "Selecting an annuity payout option"       The following sentence replaces the first sentence of the second
             under "Your annuity payout options" in         paragraph in this section:
             "Accessing your money"
                                                            You can choose the date annuity payments begin but it may not be earlier than twelve months from the Retirement Cornerstone(R) Series contract date.

             See "Your right to cancel within a certain     If you reside in the state of Florida and you are age 65 or older at the
             number of days" in "Contract features and      time the contract is issued, you may cancel your variable annuity
             benefits"                                      contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract.

                                                            If you reside in the state of Florida and you are age 64 or younger at the time the contract is issued, you may cancel your variable annuity contract and return it to us within 14 days from the date that you receive it. You will receive an unconditional refund equal to your contributions, including any contract fees or charges.
------------------------------------------------------------------------------------------------------------------------------------
IDAHO        See "Your right to cancel within a certain     If you reside in the state of Idaho, you may return your Retirement
             number of days" in "Contract features and      Cornerstone(R) Series contract within 20 days from the date that you
             benefits"                                      receive it and receive a refund of your Total account value.
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS     See "Selecting an annuity payout option"       The following sentence replaces the first sentence of the second
             under "Your annuity payout options" in         paragraph in this section:
             "Accessing your money"
                                                            You can choose the date annuity payments begin but it may not be earlier than twelve months from your Retirement Cornerstone(R)--Series ADV contract date.
------------------------------------------------------------------------------------------------------------------------------------
MONTANA      See "Appendix IV: Hypothetical illustrations"  The annuity purchase factors are applied on a unisex basis in determining the amount payable under a Guaranteed benefit.
------------------------------------------------------------------------------------------------------------------------------------




           APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                                                      FEATURES AND BENEFITS IV-2

------------------------------------------------------------------------------------------------------------------------------------
STATE       FEATURES AND BENEFITS                           AVAILABILITY OR VARIATIONS
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK    See "Greater of" death benefit in "Definitions  The "Greater of" death benefit is not available. The only Guaranteed
            of key  terms", in "Guaranteed minimum death    minimum death benefits that are available are the Return of Principal
            benefits" and throughout this Prospectus.       death benefit and the Highest Anniversary Value death benefit. Both of these death benefits are available in combination with the Guaranteed income benefit. They are also available without the Guaranteed income benefit.

                                                            The issue ages for owners who elect the Highest Anniversary Value death benefit with the GIB are 35-75. The issue ages for owners who elect the
                                                            Highest Anniversary Value death benefit while opting out of the GIB are
                                                            0-75. If you do not select the Highest Anniversary Value death benefit, the Return of Principal death benefit will be automatically issued with all eligible contracts. Eligible contracts are those that meet the owner and annuitant issue age requirements (currently ages 0-75).

            See "Guaranteed minimum death benefit charge"   The charge for the Highest Anniversary Value death benefit
            in "Fee Table" and "Highest Anniversary death   is 0.35%.
            benefit" under "Charges that AXA Equitable
            deducts" in "Charges and expenses".

            See "Allocating your contributions" and         The Protection with Investment Performance account can be funded at any
            "Guaranteed income benefit" in "Contract        time. However, the first Deferral bonus Roll-up amount or Annual Roll-up
            features and benefits"                          amount (as applicable) will be credited on the contract date anniversary that follows the owner's 50th birthday.

            See below for more details. See "Guaranteed     The Guaranteed income benefit is issued with all eligible contracts
            income benefit" in "Contract features and       unless you tell us you do not want it (or "opt out"). Currently, the GIB
            benefits"                                       is issued to owners ages 35-75.

            See "GIB benefit base" under "Guaranteed        Your GIB benefit base stops "rolling up" on the contract date
            income benefit" in "Contract features and       anniversary following the owner's (or older joint owner's, if
            benefits"                                       applicable) 90th birthday or at contract maturity, if earlier.

                                                            Prior to the contract year in which the owner (or older joint owner, if applicable) reaches age 50, there is no crediting of the Deferral bonus
                                                            Roll-up amount or Annual Roll-up amount to the GIB benefit base. Any
                                                            Deferral bonus Roll-up amount or any Annual Roll-up amount will not be part of the GIB benefit base calculation until the contract year in which the owner (or older joint owner, if applicable) reaches age 50.
                                                            The first Deferral bonus Roll-up amount and Annual Roll-up amount are calculated on the contract date anniversary preceding the owner's 50th birthday. The applicable amount is added to the GIB benefit base on the contract date anniversary that follows the owner's 50th birthday.
------------------------------------------------------------------------------------------------------------------------------------




IV-3 APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


------------------------------------------------------------------------------------------------------------------------------------
STATE        FEATURES AND BENEFITS                          AVAILABILITY OR VARIATIONS
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                    For the GIB, there are caps on the GIB benefit base, which are based on
CONTINUED)                                                  a percentage of total contributions to the Protection with Investment
                                                            Performance account:

                                                            Initial Funding Age        Cap Amount
                                                            -------------------        ----------
                                                            35-55                      250% on GIB benefit base
                                                            56+                        No Cap on GIB benefit base

                                                            The cap is determined by the age of the owner at the time of first funding of the Protection with Investment Performance account. If the
                                                            Protection with Investment Performance account is funded at age 56 or greater there is no cap. If the Protection with Investment Performance account is funded at ages 35 to 55, the cap percentage is set to 250% of the GIB benefit base and does not change for the life of the contract, unless there is a GIB benefit base reset at age 56 or greater. If there is a GIB benefit base reset at age 56 or greater, there is no cap, regardless of the age of the owner at first funding. If there is a GIB benefit base reset prior to age 56, the GIB benefit base will be capped at 250%, multiplied by the Protection with Investment Performance account value at time of the GIB benefit base reset, plus 250% of all contributions and transfers made to the Protection with Investment
                                                            Performance Account after the reset. Neither a GIB benefit base reset nor withdrawals from your Protection with Investment Performance account will lower the cap amount.

                                                            Beginning in the contract year in which the owner turns age 50, or if later, the first funding of the Protection with Investment Performance account:

                                                               The Roll-up amount on the GIB benefit base will be pro-rated for all transfers and/or contributions to the Protection with Investment
                                                               Performance account received during that contract year. The amount of the transfer and/or contribution will be added to your GIB on the business day it is received, but will not increase the beginning benefit base of year Annual Roll-up amount (or Annual withdrawal amount, if applicable) in that contract year.

             See "Annual Roll-up rate" under "Guaranteed    The Annual Roll-up rate will be used to calculate your Annual withdrawal
             income benefit" in "Contract features and      amount, including in the contract years prior to age 50 when your GIB
             benefits"                                      benefit base is not being credited with a Roll-up amount.

             See "GIB benefit base reset" under             Your GIB benefit base will automatically "reset" to equal your
             "Guaranteed income benefit" in "Contract       Protection with Investment Performance account value, if higher on each
             features and benefits"                         contract date anniversary from your contract date, up to the contract date anniversary following your 90th birthday.

             See "Lifetime GIB payments" under "Guaranteed  The GIB guarantees annual lifetime payments ("Lifetime GIB payments"),
             income benefit" in "Contract features and      which will begin at the earliest of:
             benefits"

                                                            (i)   the next contract year following the date your Protection with
                                                                  Investment Performance account goes to zero (except as the result of an Excess withdrawal);

                                                            (ii)  the contract date anniversary following your 90th birthday; and

                                                            (iii) your contract's maturity date.
------------------------------------------------------------------------------------------------------------------------------------


  APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS IV-4



------------------------------------------------------------------------------------------------------------------------------------
STATE        FEATURES AND BENEFITS                          AVAILABILITY OR VARIATIONS
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                    Your Lifetime GIB payments are calculated by applying a percentage to
(CONTINUED)                                                 your GIB benefit base. If your Protection with Investment Performance account value is zero, we will use your GIB benefit base as of the day your Protection with Investment Performance account was reduced to zero.
                                                            The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as follows:

                                                                Age      Single Life    Joint Life
                                                                ---      -----------    ----------
                                                              Up to 85        4%           3.25%
                                                                86-90         5%            4%

             See "How withdrawals affect your Guaranteed    EFFECT OF WITHDRAWALS ON YOUR GIB BENEFIT BASE
             benefits" in "Contract features and benefits"
                                                            Prior to the contract year in which the owner turns age 50, withdrawals will reduce your GIB benefit base on a dollarfor- dollar basis up to the
                                                            Annual withdrawal amount. The portion of a withdrawal in excess of the
                                                            Annual withdrawal amount will reduce your GIB benefit base on a pro-rata basis. A withdrawal from your Protection with Investment Performance account in the first contract year in which the Protection with
                                                            Investment Performance account is funded will reduce your GIB benefit base on a pro- rata basis (this is an Excess withdrawal).


                                                            Any withdrawals taken from your Protection with Investment Performance account prior to the contract year in which the owner turns age 50 that are less than the Annual withdrawal amount will not result in any crediting of the GIB benefit base at the end of the contract year. Also, any withdrawals taken from your Protection with Investment Performance account prior to the contract year in which the owner turns age 50 will result in your GIB benefit base becoming ineligible for any Deferral bonus Roll-up amount.
------------------------------------------------------------------------------------------------------------------------------------





IV-5 APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR
VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE        FEATURES AND BENEFITS                          AVAILABILITY OR VARIATIONS
------------------------------------------------------------------------------------------------------------------------------------
New York                                                    EFFECT OF WITHDRAWALS ON YOUR HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
(CONTINUED)                                                 (IF ELECTED WITH THE GIB)

                                                            If you have the GIB with the Highest Anniversary Value death benefit, withdrawals from the Protection with Investment Performance account will reduce the Highest Anniversary Value death benefit base on a pro-rata basis in the first contract year in which the Protection with Investment
                                                            Performance account is funded.

                                                            o  For withdrawals taken from the Protection with Investment Performance account prior to the contract year in which the owner turns 50, the following applies:

                                                               -- Beginning on the first day of the second contract year, withdrawals up to the Annual withdrawal amount will reduce both the GIB benefit base and the Highest Anniversary Value benefit base on a dollar-for-dollar basis. Please note that withdrawing up to your Annual withdrawal amount does not reduce your GIB benefit base. However, the portion of any withdrawal in excess of your
                                                                  Annual withdrawal amount will reduce your GIB benefit base and your Highest Anniversary Value benefit base on a pro-rata basis as of the date of the withdrawal.

                                                            o  For withdrawals taken from the Protection with Investment Performance account beginning with the contract year in which the owner turns 50, the following applies:

                                                               --    Beginning  on  the  first  day  of  the  second contract year, withdrawals up to the Annual withdrawal amount will reduce the
                                                                     Highest  Anniversary Value benefit base on a dollar-for-dollar
                                                                     basis.   Please  note  that  withdrawing  up  to  your  Annual
                                                                     withdrawal  amount  does  not  reduce  your  GIB benefit base.
                                                                     However,  the  portion  of  any  withdrawal  in excess of your
                                                                     Annual withdrawal amount will reduce your GIB benefit base and your  Highest  Anniversary  Value  benefit  base on a pro-rata basis as of the date of the withdrawal.

                                                            If you do not opt out of the GIB but decide to drop it after having funded it, the withdrawal treatment for the Highest Anniversary
                                                            Value death benefit becomes pro-rata. Beginning in the first contract year, for withdrawals taken from the Protection with
                                                            Investment Performance account through our Automatic RMD service, the GIB benefit base and the Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis.


                                                            EFFECT OF WITHDRAWALS ON YOUR HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
                                                            (IF ELECTED WITHOUT THE GIB)

                                                            If you elect the Highest Anniversary Value death benefit and have opted out of the GIB, withdrawals from your Protection with Investment
                                                            Performance account will always reduce your Highest Anniversary Value benefit base on a pro-rata basis.
------------------------------------------------------------------------------------------------------------------------------------





                      APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS
                                           OF CERTAIN FEATURES AND BENEFITS IV-6

------------------------------------------------------------------------------------------------------------------------------------
STATE        FEATURES AND BENEFITS                          AVAILABILITY OR VARIATIONS
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                    EFFECT OF WITHDRAWALS ON YOUR RETURN OF PRINCIPAL DEATH BENEFIT
(CONTINUED)
                                                            The effect of withdrawals from the Protection with Investment
                                                            Performance account is on a pro-rata basis only.

             See "Automatic payment plans" under            The Maximum Payment Plan and the Customized Payment Plan are not
             "Withdrawing your money" in "Accessing your    available until the contract year in which the owner (or older joint
             money"                                         owner, if applicable) turns age 50.

             See "Annuity maturity date" under "Your        The maturity date is the contract date anniversary that follows the
             annuity payout options" in "Accessing your     annuitant's birthday, as follows:
             money"

                                                                                                  Maximum
                                                                           Issue Age         Annuitization Age
                                                                           ---------         -----------------
                                                                             0-80                   90
                                                                              81                    91
                                                                              82                    92
                                                                              83                    93
                                                                              84                    94
                                                                              85                    95

             See "Transfers of ownership, collateral        Collateral assignments are not limited to the period prior to the first
             assignments, loans and borrowing" in "More     contract date anniversary. You may assign all or a portion of your NQ
             information"                                   contract at any time, pursuant to the terms described in this
                                                            Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA See "Your right to cancel within a certain     If you reside in the state of North Dakota at the time the contract is
             number of days" in "Contract features and      issued, you may return your Retirement Cornerstone (R)--Series ADV
             benefits"                                      contract within 20 days from the date that you receive it and receive your Total account value.
------------------------------------------------------------------------------------------------------------------------------------
OREGON       See "Retirement Cornerstone(R) Series at a     In these sections and throughout the Prospectus, please note that
             glance - key features"; "How you can make      contributions can only be made in the first contract year.
             contributions" in "Contract features and
             benefits" and "How you can purchase and
             contribute to your contract" in "Contract
             features and benefits"

             See "Misstatement of age" in "More             The second sentence regarding the rescission of Guaranteed benefits is
             information"                                   deleted in its entirety.

             See "Transfer of ownership, collateral         The first sentence of the fourth paragraph is deleted. The Retirement
             assignments, loans and borrowing": in "More    Cornerstone(R)--Series ADV contract can be assigned unless otherwise
             information"                                   restricted for tax qualification purposes.
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND See "Your right to cancel within a certain     If you reside in the state of Rhode Island at the time the contract is
             number of days" in "Contract features and      issued, you may return your Retirement Cornerstone (R)--Series ADV
             benefits"                                      contract within 20 days from the date that you receive it and receive are fund of your contribution.
------------------------------------------------------------------------------------------------------------------------------------


IV-7 APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS


Appendix V: Examples of Automatic payment plans



--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Protection with Investment Performance variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Investment Performance account.) The examples show how the different automatic payment plans can be used without reducing your GIB benefit base. The examples are based on the applicable Roll-up rate shown below and assumes that the GIB benefit base does not reset. Also, the examples reflect the effect on both the GIB benefit base and the Roll-up to age 85 benefit base (used in the calculation of the "Greater of" death benefit).



MAXIMUM PAYMENT PLAN
FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Annual Roll-up rate" in effect for each year.

--------------------------------------------------------------------------------
         DEFERRAL BONUS
          ROLL-UP RATE/                                          PERCENTAGE OF
             ANNUAL       BEGINNING OF YEAR                       GIB BENEFIT
   YEAR   ROLL-UP RATE    GIB BENEFIT BASE     WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
    1       4.80%(a)          $100,000           $    0              0.00%
--------------------------------------------------------------------------------
    2       4.30%(a)          $104,800           $    0              0.00%
--------------------------------------------------------------------------------
    3       5.20%(a)          $109,306           $    0              0.00%
--------------------------------------------------------------------------------
    4       5.40%(a)          $114,990           $    0              0.00%
--------------------------------------------------------------------------------
    5       5.00%(a)          $121,200           $    0              0.00%
--------------------------------------------------------------------------------
    6       5.40%(b)          $127,260           $6,872              5.40%
--------------------------------------------------------------------------------
    7       5.20%(b)          $127,260           $6,618              5.20%
--------------------------------------------------------------------------------
    8       4.70%(b)          $127,260           $5,981              4.70%
--------------------------------------------------------------------------------
    9       6.00%(b)          $127,260           $7,636              6.00%
--------------------------------------------------------------------------------
   10       7.30%(b)          $127,260           $9,290              7.30%
--------------------------------------------------------------------------------
(a)  the Deferral bonus Roll-up rate applies.

(b)  the Annual Roll-up rate applies.


CUSTOMIZED PAYMENT PLANS
GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Deferral bonus Roll-up rate or Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by 4.00%.

--------------------------------------------------------------------------------
         DEFERRAL BONUS
          ROLL-UP RATE/                                          PERCENTAGE OF
             ANNUAL       BEGINNING OF YEAR                       GIB BENEFIT
   YEAR   ROLL-UP RATE    GIB BENEFIT BASE     WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
    1       4.80%(a)          $100,000           $    0              0.00%
--------------------------------------------------------------------------------
    2       4.30%(a)          $104,800           $    0              0.00%
--------------------------------------------------------------------------------
    3       5.20%(a)          $109,306           $    0              0.00%
--------------------------------------------------------------------------------
    4       5.40%(a)          $114,990           $    0              0.00%
--------------------------------------------------------------------------------
    5       5.00%(a)          $121,200           $    0              0.00%
--------------------------------------------------------------------------------
    6       4.70%(b)          $127,260           $5,090              4.00%
--------------------------------------------------------------------------------
    7       5.20%(b)          $128,151           $5,126              4.00%
--------------------------------------------------------------------------------
    8       5.40%(b)          $129,688           $5,188              4.00%
--------------------------------------------------------------------------------
    9       6.00%(b)          $131,504           $5,260              4.00%
--------------------------------------------------------------------------------
   10       7.30%(b)          $134,134           $5,365              4.00%
--------------------------------------------------------------------------------
(a)  the Deferral bonus Roll-up rate applies.

(b)  the Annual Roll-up rate applies.


                             APPENDIX V: EXAMPLES OF AUTOMATIC PAYMENT PLANS V-1

FIXED PERCENTAGE BELOW THE ANNUAL ROLL-UP RATE (1.00% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

--------------------------------------------------------------------------------
         DEFERRAL BONUS
          ROLL-UP RATE/                                          PERCENTAGE OF
             ANNUAL       BEGINNING OF YEAR                       GIB BENEFIT
   YEAR   ROLL-UP RATE    GIB BENEFIT BASE     WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
    1       4.80%(a)          $100,000           $      0            0.00%
--------------------------------------------------------------------------------
    2       4.30%(a)          $104,800           $      0            0.00%
--------------------------------------------------------------------------------
    3       5.20%(a)          $109,306           $      0            0.00%
--------------------------------------------------------------------------------
    4       5.40%(a)          $114,990           $      0            0.00%
--------------------------------------------------------------------------------
    5       5.00%(a)          $121,200           $      0            0.00%
--------------------------------------------------------------------------------
    6       4.70%(b)          $127,260           $  5,090(c)         4.00%(c)
--------------------------------------------------------------------------------
    7       5.20%(b)          $128,151           $  5,382            4.20%
--------------------------------------------------------------------------------
    8       5.40%(b)          $129,432           $  5,695            4.40%
--------------------------------------------------------------------------------
    9       6.00%(b)          $130,726           $  6,536            5.00%
--------------------------------------------------------------------------------
   10       7.30%(b)          $132,034           $  8,318            6.30%
--------------------------------------------------------------------------------
(a)  the Deferral bonus Roll-up rate applies.

(b)  the Annual Roll-up rate applies.

(c) In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.


FIXED PERCENTAGE OF 5.50%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

--------------------------------------------------------------------------------
         DEFERRAL BONUS
          ROLL-UP RATE/                                          PERCENTAGE OF
             ANNUAL       BEGINNING OF YEAR                       GIB BENEFIT
   YEAR   ROLL-UP RATE    GIB BENEFIT BASE     WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
     1       4.80%(a)         $100,000           $      0            0.00%
--------------------------------------------------------------------------------
     2       4.30%(a)         $104,800           $      0            0.00%
--------------------------------------------------------------------------------
     3       5.20%(a)         $109,306           $      0            0.00%
--------------------------------------------------------------------------------
     4       5.40%(a)         $114,990           $      0            0.00%
--------------------------------------------------------------------------------
     5       5.00%(a)         $121,200           $      0            0.00%
--------------------------------------------------------------------------------
     6       4.70%(b)         $127,260           $  5,981(c)         4.70%
--------------------------------------------------------------------------------
     7       6.00%(b)         $127,260           $  6,999(d)         5.50%
--------------------------------------------------------------------------------
     8       5.40%(b)         $127,896           $  6,906(c)         5.40%
--------------------------------------------------------------------------------
     9       5.20%(b)         $127,896           $  6,651(c)         5.20%
--------------------------------------------------------------------------------
    10       7.30%(b)         $127,896           $  7,034(d)         5.50%
--------------------------------------------------------------------------------
(a)  the Deferral bonus Roll-up rate applies.

(b)  the Annual Roll-up rate applies.

(c) In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.

(d) In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.




V-2 APPENDIX V: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB benefit base" by the "Percentage of GIB benefit base withdrawn."

--------------------------------------------------------------------------------
         DEFERRAL BONUS
          ROLL-UP RATE/                                          PERCENTAGE OF
             ANNUAL       BEGINNING OF YEAR                       GIB BENEFIT
   YEAR   ROLL-UP RATE    GIB BENEFIT BASE     WITHDRAWAL       BASE WITHDRAWN
--------------------------------------------------------------------------------
    1       4.80%(a)          $100,000           $      0            0.00%
--------------------------------------------------------------------------------
    2       4.30%(a)          $104,800           $      0            0.00%
--------------------------------------------------------------------------------
    3       5.20%(a)          $109,306           $      0            0.00%
--------------------------------------------------------------------------------
    4       5.40%(a)          $114,990           $      0            0.00%
--------------------------------------------------------------------------------
    5       5.00%(a)          $121,200           $      0            0.00%
--------------------------------------------------------------------------------
    6       4.70%(b)          $127,260           $  5,981(c)         4.70%
--------------------------------------------------------------------------------
    7       5.20%(b)          $127,260           $  6,618(c)         5.20%
--------------------------------------------------------------------------------
    8       5.40%(b)          $127,260           $  6,872(c)         5.40%
--------------------------------------------------------------------------------
    9       6.00%(b)          $127,260           $  7,000            5.50%
--------------------------------------------------------------------------------
   10       7.30%(b)          $127,895           $  7,000            5.50%
--------------------------------------------------------------------------------
(a)  the Deferral bonus Roll-up rate applies.

(b)  the Annual Roll-up rate applies.

(c) In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.


FIXED PERCENTAGE OF 5.50% FROM BOTH YOUR PROTECTION WITH INVESTMENT PERFORMANCE ACCOUNT AND YOUR INVESTMENT PERFORMANCE ACCOUNT

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Investment Performance account. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

------------------------------------------------------------------------------------------------------------------------------------
           DEFERRAL BONUS                               WITHDRAWAL FROM      ADDITIONAL WITHDRAWAL
            ROLL-UP RATE                                PROTECTION WITH         FROM INVESTMENT
               ANNUAL       BEGINNING OF YEAR GIB   INVESTMENT PERFORMANCE        PERFORMANCE         PERCENTAGE OF GIB
    YEAR    ROLL-UP RATE         BENEFIT BASE            ACCOUNT VALUE              ACCOUNT         BENEFIT BASE WITHDRAWN
------------------------------------------------------------------------------------------------------------------------------------
     1        4.80%(a)             $100,000                 $    0                  $    0                  0.00%
------------------------------------------------------------------------------------------------------------------------------------
     2        4.30%(a)             $104,800                 $    0                  $    0                  0.00%
------------------------------------------------------------------------------------------------------------------------------------
     3        5.20%(a)             $109,306                 $    0                  $    0                  0.00%
------------------------------------------------------------------------------------------------------------------------------------
     4        5.40%(a)             $114,990                 $    0                  $    0                  0.00%
------------------------------------------------------------------------------------------------------------------------------------
     5        5.00%(a)             $121,200                 $    0                  $    0                  0.00%
------------------------------------------------------------------------------------------------------------------------------------
     6        4.70%(b)             $127,260                 $5,981                  $1,018                  5.50%
------------------------------------------------------------------------------------------------------------------------------------
     7        5.20%(b)             $127,260                 $6,618                  $  382                  5.50%
------------------------------------------------------------------------------------------------------------------------------------
     8        5.40%(b)             $127,260                 $6,872                  $  127                  5.50%
------------------------------------------------------------------------------------------------------------------------------------
     9        6.00%(b)             $127,260                 $6,999                  $    0                  5.50%
------------------------------------------------------------------------------------------------------------------------------------
     10       7.30%(b)             $127,896                 $7,034                  $    0                  5.50%
------------------------------------------------------------------------------------------------------------------------------------


(a)   the Deferral bonus Roll-up rate applies.

(b)   the Annual Roll-up rate applies.


                             APPENDIX V: EXAMPLES OF AUTOMATIC PAYMENT PLANS V-3

Appendix VI: Examples of how withdrawals affect your Guaranteed benefit bases



--------------------------------------------------------------------------------
EXAMPLE #1


As described below, this example assumes the Protection with Investment Performance account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                             GUARANTEED
                                                               INCOME
                                                               BENEFIT                 GUARANTEED MINIMUM DEATH BENEFITS
                                                             -----------  ----------------------------------------------------------
                                                  ASSUMED
                                                  DEFERRAL
                     PROTECTION WITH               BONUS                                    HIGHEST
                        INVESTMENT              ROLL-UP RATE/                RETURN OF    ANNIVERSARY       ROLL-UP
 END OF      ASSUMED   PERFORMANCE                ANNUAL         GIB         PRINCIPAL       VALUE          AGE 85     "GREATER OF"
CONTRACT      NET       ACCOUNT                   ROLL-UP      BENEFIT        BENEFIT       BENEFIT        BENEFIT       BENEFIT
  YEAR       RETURN      VALUE       WITHDRAWAL    RATE          BASE          BASE          BASE            BASE          BASE
------------------------------------------------------------------------------------------------------------------------------------
   0                    $100,000                             $ 100,000(3)   $100,000(1)   $100,000(2)     $ 100,000(3)   $100,000
   1         3.0%       $103,000      $   0         4.0%     $ 104,000(3)   $100,000(1)   $103,000(2)     $ 104,000(3)   $104,000
   2         4.0%       $107,120      $   0         4.0%     $ 108,160(3)   $100,000(1)   $107,120(2)     $ 108,160(3)   $108,160
   3         6.0%       $113,547      $   0         4.0%     $ 113,547(3)   $100,000(1)   $113,547(2)     $ 113,547(3)   $113,547
   4         6.0%       $120,360      $   0         4.0%     $ 118,089(3)   $100,000(1)   $120,360(2)     $ 118,089(3)   $120,360
   5         7.0%       $128,785      $   0         4.0%     $ 122,813(3)   $100,000(1)   $128,785(2)     $ 122,813(3)   $128,785
Alternative #1: Owner withdraws the Annual withdrawal amount, which equals $4,913
---------------------------------------------------------------------------------
Year 6       (5.0)%    $122,346        $4,913      4.0%       $ 122,813(6)   $ 95,985(4)  $123,615(5)    $ 122,813(6)    $123,615

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $4,913(7)

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
------------------------------------------------------------------------------------------
Year 6       (5.0)%    $122,346        $7,000      4.0%       $120,717(10)   $ 94,279(8)  $121,417(9)    $120,717(10)    $121,417

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $4,829(11)
------------------------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1) The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

     o At the end of contract year 3, the Highest Anniversary Value benefit base is $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary.

(3) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary, plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

VI-1 APPENDIX VI: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT
BASES

For example:

  o At the end of contract year 2, the Roll-up benefit bases are equal to $108,160. This is calculated by taking the Roll-up benefit bases as of the last contract date anniversary $104,000, and multiplying it by the assumed Deferral bonus Roll-up rate of 4%. ($104,000 x 1.04 = $108,160).

                               ----------------

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).


ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Protection with Investment Performance account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $4,015 (4.015% x $100,000) = $95,985;

(5)  The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
     $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;

(6) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7) As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Protection with Investment Performance account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Protection with Investment Performance account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

(9)  The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
     $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;

(10) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717.

(11) As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].

                            APPENDIX VI: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR
                                                   GUARANTEED BENEFIT BASES VI-2

EXAMPLE #2


This example assumes the the Protection with Investment Performance account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Protection with Investment Performance variable investment options, with no additional contributions, and no transfers, the GIB benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                             GUARANTEED
                                                               INCOME
                                                               BENEFIT                 GUARANTEED MINIMUM DEATH BENEFITS
                                                             -----------  ----------------------------------------------------------
                                                    ASSUMED
                                                    DEFERRAL
                     PROTECTION WITH                 BONUS                                   HIGHEST
                        INVESTMENT                ROLL-UP RATE/               RETURN OF    ANNIVERSARY     ROLL-UP
 END OF      ASSUMED   PERFORMANCE                  ANNUAL         GIB        PRINCIPAL       VALUE         AGE 85     "GREATER OF"
CONTRACT      NET       ACCOUNT                     ROLL-UP      BENEFIT       BENEFIT       BENEFIT       BENEFIT       BENEFIT
  YEAR       RETURN      VALUE       WITHDRAWAL      RATE          BASE         BASE          BASE           BASE          BASE
------------------------------------------------------------------------------------------------------------------------------------
   0                   $100,000                               $ 100,000(3)   $100,000(1)  $100,000(2)   $ 100,000(3)    $100,000
   1         3.0%      $103,000        $    0        4.0%     $ 104,000(3)   $100,000(1)  $103,000(2)   $ 104,000(3)    $104,000
   2         4.0%      $107,120        $    0        4.0%     $ 108,160(3)   $100,000(1)  $107,120(2)   $ 108,160(3)    $108,160
   3         6.0%      $113,547        $    0        4.0%     $ 113,547(3)   $100,000(1)  $113,547(2)   $ 113,547(3)    $113,547
   4         6.0%      $120,360        $    0        4.0%     $ 118,089(3)   $100,000(1)  $120,360(2)   $ 118,089(3)    $120,360
   5         7.0%      $128,785        $    0        4.0%     $ 122,813(3)   $100,000(1)  $128,785(2)   $ 122,813(3)    $128,785
Alternative #1: Owner withdraws Annual withdrawal amount, which equals $4,913
-----------------------------------------------------------------------------
  Year 6      5.0%     $135,224        $ 4,913        4.0%    $ 122,813(6)    $ 96,367(4)  $124,106(5)   $ 122,813(6)    $124,106

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $ 4,913(7)

Alternative #2: Owner withdraws $7,000, which is in excess of the Annual withdrawal amount
------------------------------------------------------------------------------------------
  Year 6      5.0%     $135,224        $ 7,000        4.0%    $120,916(10)    $ 94,823(8)  $122,118(9)   $120,916(10)    $122,118

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:       $ 4,837(11)
------------------------------------------------------------------------------------------------------------------------------------

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

(1) The RETURN OF PRINCIPAL BENEFIT BASE is equal to the initial contribution to the Protection with Investment Performance variable investment options, or $100,000.

(2) The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is equal to the greater of the Protection with Investment Performance account value and the Highest Anniversary Value benefit base as of the last contract date anniversary.

For example:

     o At the end of contract year 4 the Highest Anniversary Value benefit base is $120,360. This is because the Protection with Investment Performance account value ($120,360) is greater than the Highest Anniversary Value benefit base as of the last contract date anniversary ($113,547).

(3) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Deferral bonus Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Protection with Investment Performance account value, if higher than the Roll-up benefit bases as of the last contract date anniversary plus the Deferral bonus Roll-up amount. Beginning in the contract year that follows the contract year in which you fund your Protection with Investment Performance account, if your Lifetime GIB payments have not begun, you can withdraw up to your Annual withdrawal amount without reducing your Roll-up benefit bases. However, those same withdrawals will reduce the Annual Roll-up amount that would otherwise be applied to the Roll-up benefit bases at the end of the contract year. Remember that the Roll-up amount applicable under your contract does not become part of your Roll-up benefit bases until the end of the contract year except in the year in which you die. In the event of your death, a pro-rata portion of the Roll-up amount will be added to the Roll-up to age 85 benefit base.

For example:

     o At the end of contract year 3, the Roll-up benefit bases are equal to $113,547. This is because the Protection with Investment Performance account value ($113,547) is greater than the Roll-up benefit bases as the last contract date anniversary ($108,160) plus the Deferral bonus Roll-up amount ($4,326).

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB benefit base)).


VI-3 APPENDIX VI: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFIT
BASES

ALTERNATIVE #1: CONTRACT YEAR 6 (OWNER WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal death benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Protection with Investment Performance account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(4)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $3,633 (3.633% x $100,000) = $96,367;

(5)  The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
     $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106;

(6) The Roll-up to age 85 benefit base and the GIB benefit base are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

(7) As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (OWNER TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal benefit base and the Highest Anniversary Value benefit base is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Protection with Investment Performance account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Protection with Investment Performance account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

(8)  The RETURN OF PRINCIPAL BENEFIT BASE is reduced pro-rata, as follows:
     $100,000 (benefit base as of the last contract date anniversary) - $5,177 (5.177% x $100,000) = $94,823;

(9)  The HIGHEST ANNIVERSARY VALUE BENEFIT BASE is reduced pro-rata, as follows:
     $128,785 (Highest Anniversary Value benefit base as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118;

(10) The ROLL-UP TO AGE 85 BENEFIT BASE AND THE GIB BENEFIT BASE are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916.

(11) As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,837 [4% (the assumed Annual Roll-up rate) x $120,916 (the Roll-up benefit bases as of the sixth contract anniversary)].











                            APPENDIX VI: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR
                                                   GUARANTEED BENEFIT BASES VI-4

Statement of additional information



--------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                              PAGE
Who is AXA Equitable?                                            2
Unit Values                                                      2
Custodian and Independent Registered Public Accounting Firm      2
Distribution of the Contracts                                    2
Financial Statements                                             2



HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL
 INFORMATION FOR SEPARATE ACCOUNT NO. 49



Send this request form to:
 Retirement Service Solutions
 P.O. Box 1547
 Secaucus, NJ 07096-1547


-----------------------------------------------------------------------------
Please send me a Retirement Cornerstone(R) -- Series SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2011.


-----------------------------------------------------------------------------
Name


-----------------------------------------------------------------------------
Address


-----------------------------------------------------------------------------
City                                          State           Zip









                                                                          e13516

Retirement Cornerstone(R) Series


A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2011

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This Prospectus supersedes all prior Prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.


--------------------------------------------------------------------------------



WHAT IS THE RETIREMENT CORNERSTONE(R) SERIES?

The Retirement Cornerstone(R) Series are deferred annuity contracts issued by AXA EQUITABLE LIFE INSURANCE COMPANY. This series consists of Retirement Cornerstone(R) Series B ("Series B"), Retirement Cornerstone(R) Series CP(R) ("Series CP(R)"), Retirement Cornerstone(R) Series L ("Series L") and Retirement Cornerstone Series C ("Series C"). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our "investment options": (i) variable investment options, (ii) the guaranteed interest option, or (iii) the account for special dollar cost averaging or the account for special money market dollar cost averaging (together, the "Special DCA programs").(1)

For Series CP(R) contracts, we allocate a Credit to your account value at the same time we allocate your contribution. Under the Series CP(R) contracts, a portion of the withdrawal charge and mortality and expense risks charge are used to recover the cost of providing the Credit. The charge associated with the Credit may, over time, exceed the sum of the Credit and related earnings. Expenses for a contract with a Credit may be higher than expenses for a contract without a Credit.

This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements.

The contract may not currently be available in all states. In addition, certain features and benefits described in this Prospectus may vary in your state and may not be available at the time you purchase the contract. See Appendix V later in this Prospectus. All features and benefits may not be available in all contracts or from all selling broker-dealers. You may contact us to purchase any version of the contract if a version is not offered by the selling broker-dealer. We have the right to restrict availability of any optional feature or benefit. Not all optional features and benefits may be available in combination with other optional features and benefits. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

----------------------

(1) The account for special dollar cost averaging is only available with Series B and Series L contracts. The account for special money market dollar cost averaging is only available with Series C and Series CP(R) contracts.

In order to purchase certain benefits, you must select specified investment options. See "What are your investment options under the contract?" and "Allocating your contributions" in "Contract features and benefits" later in this Prospectus for more information on applicable allocation requirements.

TYPES OF CONTRACTS. We offer the contracts for use as:


o   A nonqualified annuity ("NQ") for after-tax contributions only.

o   An individual retirement annuity ("IRA"), either traditional IRA or Roth
    IRA.

o Traditional and Roth Inherited IRA beneficiary continuation contract ("Inherited IRA") (direct transfer and specified direct rollover contributions only).

o An annuity that is an investment vehicle for a qualified plan ("QP") (whether defined contribution or defined benefits; transfer contributions only).


Not all types of contracts are available with each version of the Retirement Cornerstone(R) Series contracts. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.


The optional guaranteed benefits under the contract include: (i) the Guaranteed income benefit ("GIB"), (ii) the Return of Principal death benefit; (iii) the Annual Ratchet death benefit; and (iv) the "Greater of" death benefit (collectively, the "Guaranteed benefits").


The registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2011, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                   e13501/RC 1.0

Our variable investment options are subaccounts offered through Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("Portfolio") of one of the trusts (the "Trusts"). Below is a complete list of the variable investment options:



-----------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------
o AXA Aggressive Allocation                    o BlackRock Global Allocation V.I. Fund
o AXA Moderate Allocation                      o BlackRock Large Cap Growth V.I. Fund
o AXA Moderate-Plus Allocation                 o Fidelity(R) VIP Asset Manager: Growth(R)
o All Asset Allocation                         o Fidelity(R) VIP Contrafund(R)
o AXA Balanced Strategy*(1)                    o Fidelity(R) VIP Freedom 2015(2)
o AXA Conservative Growth Strategy*(1)         o Fidelity(R) VIP Freedom 2020(2)
o AXA Conservative Strategy*(1)                o Fidelity(R) VIP Freedom 2025(2)
o AXA Growth Strategy(1)                       o Fidelity(R) VIP Freedom 2030(2)
o AXA Moderate Growth Strategy*(1)             o Fidelity(R) VIP Mid Cap
o AXA Tactical Manager 400(1)                  o Fidelity(R) VIP Strategic Income
o AXA Tactical Manager 500 (1)                 o Franklin Income Securities
o AXA Tactical Manager 2000(1)                 o Franklin Strategic Income Securities
o AXA Tactical Manager International (1)       o Franklin Templeton VIP Founding Funds
o EQ/AllianceBernstein Small Cap                 Allocation
  Growth                                       o Mutual Shares Securities
o EQ/AXA Franklin Small Cap Value Core         o Templeton Developing Markets
o EQ/BlackRock Basic Value Equity Securities   o Templeton Foreign Securities
o EQ/Boston Advisors Equity Income             o Templeton Global Bond Securities
o EQ/Capital Guardian Growth (3)               o Templeton Growth Securities
o EQ/Capital Guardian Research                 o Goldman Sachs VIT Mid Cap Value
o EQ/Common Stock Index                        o Invesco V.I. Dividend Growth(5)
o EQ/Core Bond Index(1)                        o Invesco V.I. Global Real Estate
o EQ/Davis New York Venture                    o Invesco V.I. High Yield(2)
o EQ/Equity 500 Index                          o Invesco V.I. International Growth
o EQ/Franklin Core Balanced                    o Invesco V.I. Leisure
o EQ/Franklin Templeton Allocation             o Invesco V.I. Mid Cap Core Equity
o EQ/GAMCO Mergers and Acquisitions            o Invesco V.I. Small Cap Equity
o EQ/GAMCO Small Company Value                 o Ivy Funds VIP Asset Strategy(2)
o EQ/Global Bond PLUS                          o Ivy Funds VIP Dividend Opportunities
o EQ/Global Multi-Sector Equity                o Ivy Funds VIP Energy
o EQ/Intermediate Government Bond              o Ivy Funds VIP Global Natural Resources
  Index(1)                                     o Ivy Funds VIP High Income
o EQ/International Core PLUS                   o Ivy Funds VIP Mid Cap Growth
o EQ/International ETF                         o Ivy Funds VIP Science & Technology
o EQ/International Equity Index(4)             o Ivy Funds VIP Small Cap Growth
o EQ/International Value PLUS                  o Lazard Retirement Emerging Markets
o EQ/JPMorgan Value Opportunities                Equity
o EQ/Large Cap Growth Index                    o Lord Abbett Bond Debenture(2)
o EQ/Large Cap Growth PLUS                     o Lord Abbett Classic Stock(2)
o EQ/Large Cap Value Index                     o Lord Abbett Growth Opportunities(2)
o EQ/Large Cap Value PLUS                      o MFS(R) International Value
o EQ/MFS International Growth(4)               o MFS(R) Investors Growth Stock Series
o EQ/Mid Cap Index                             o MFS(R) Investors Trust Series
o EQ/Mid Cap Value PLUS                        o MFS(R) Technology
o EQ/Money Market                              o MFS(R) Utilities Series
o EQ/Montag & Caldwell Growth                  o PIMCO VIT CommodityRealReturn(R)
o EQ/Morgan Stanley Mid Cap Growth               Strategy
o EQ/Mutual Large Cap Equity                   o PIMCO VIT Emerging Markets Bond
o EQ/Oppenheimer Global                        o PIMCO VIT Real Return Strategy
o EQ/PIMCO Ultra Short Bond                    o PIMCO VIT Total Return
o EQ/Small Company Index                       o ProFund VP Bear
o EQ/T. Rowe Price Growth Stock                o ProFund VP Biotechnology
o EQ/Templeton Global Equity
o EQ/Van Kampen Comstock                       o Rydex|SGI VT Alternative Strategies
o EQ/Wells Fargo Omega Growth(2)                 Allocation(2)
o AllianceBernstein VPS Balanced Wealth        o Rydex|SGI VT Managed Futures
  Strategy                                       Strategy(2)
o AllianceBernstein VPS International          o T.Rowe Price Health Sciences
  Growth                                         Portfolio II
o American Century VP Large Company            o Van Eck VIP Global Hard Assets
  Value
o American Century VP Mid Cap Value
--------------------------------------------------------------------------------


*   The "AXA Strategic Allocation Portfolios"



(1) This variable investment option is also available as a Guaranteed benefit variable investment option should you elect a Guaranteed benefit and wish to fund it. The Guaranteed benefit variable investment option versions of these funds will be identified with the prefix "GB". For more information, please see "What are your investment options under the contract?" under "Contract features and benefits" later in this Prospectus.

(2) This variable investment option will become available on or about May 20, 2011. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for more information about this variable investment option.

(3) Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus regarding the proposed merger of this variable investment option on or about May 20, 2011.

(4) This is the variable investment option's new name, effective on or about May 20, 2011, subject to regulatory approval. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for the variable investment option's former name.

(5) This variable investment option has been added to the contract as the result of a Portfolio merger. Please see "Portfolios of the Trusts" under "Contract features and benefits" later in this Prospectus for more information about this variable investment option.

Your investment results in a variable investment option will depend on the investment performance of the related Portfolio. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). ALSO, WE LIMIT THE NUMBER OF VARIABLE INVESTMENT OPTIONS THAT YOU MAY ELECT.

Contents of this Prospectus

--------------------------------------------------------------------------------


Index of key words and phrases                                                4

Who is AXA Equitable?                                                         6
How to reach us                                                               7

Retirement Cornerstone(R) Series at a glance -- key features                  9


--------------------------------------------------------------------------------
FEE TABLE                                                                    13
--------------------------------------------------------------------------------
Examples                                                                     14
Condensed financial information                                              16


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                            17
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                         17
Owner and annuitant requirements                                             36
How you can make your contributions                                          36
What are your investment options under the contract?                         37
Portfolios of the Trusts                                                     39
Allocating your contributions                                                48
Dollar cost averaging                                                        50

Credits (FOR SERIES CP(R) CONTRACTS)                                         52

Guaranteed minimum death benefit and Guaranteed income
  benefit base                                                               54
How withdrawals affect your Guaranteed benefits                              56
Guaranteed income benefit                                                    57
Death benefit                                                                61
Dropping a Guaranteed benefit                                                61
Inherited IRA beneficiary continuation contract                              62
Your right to cancel within a certain number of days                         63


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                         65
--------------------------------------------------------------------------------
Your account value and cash value                                            65
Your contract's value in the variable investment options                     65
Your contract's value in the guaranteed interest option                      65
Your contract's value in the account for special dollar cost
  averaging                                                                  65
Effect of your account values falling to zero                                65


----------------------------
"We,""our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                                                  CONTENTS OF THIS PROSPECTUS  2

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                          67
--------------------------------------------------------------------------------
Transferring your account value                                              67
Disruptive transfer activity                                                 68
Rebalancing among your Non-Guaranteed benefit variable
  investment options and guaranteed interest option                          69


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                      71
--------------------------------------------------------------------------------
Withdrawing your account value                                               71
How withdrawals are taken from your Total account value                      74
Withdrawals treated as surrenders                                            75
Surrendering your contract to receive its cash value                         75
When to expect payments                                                      75
Your annuity payout options                                                  75


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                      79
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                           79
Charges that the Trusts deduct                                               82
Group or sponsored arrangements                                              82
Other distribution arrangements                                              82


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                  84
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                      84
Non-spousal joint owner contract continuation                                85
Spousal continuation                                                         85
Beneficiary continuation option                                              86


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                           88
--------------------------------------------------------------------------------
Overview                                                                     88
Contracts that fund a retirement arrangement                                 88

Transfers among investment options                                           88

Taxation of nonqualified annuities                                           88
Individual retirement arrangements (IRAs)                                    90
Traditional individual retirement annuities (traditional IRAs)               91
Roth individual retirement annuities (Roth IRAs)                             95
Federal and state income tax withholding and information reporting           98
Special rules for contracts funding qualified plans                          98
Impact of taxes to AXA Equitable                                             98


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                          99
--------------------------------------------------------------------------------
About Separate Account No. 49                                                99
About the Trusts                                                             99
About the general account                                                    99
About other methods of payment                                              100
Dates and prices at which contract events occur                             100
About your voting rights                                                    101
Misstatement of age                                                         101
Statutory compliance                                                        101
About legal proceedings                                                     101
Financial statements                                                        102
Transfers of ownership, collateral assignments, loans and borrowing         102
About Custodial IRAs                                                        102
How divorce may affect your guaranteed benefits                             102
Distribution of the contracts                                               102


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
       I --   Condensed financial information                          I-1
      II --   Purchase considerations for QP contracts                II-1
     III --   Guaranteed benefit base examples                       III-1
      IV --   Hypothetical illustrations                              IV-1
       V --   State contract availability and/or variations of         V-1
              certain features and benefits
      VI --   Examples of Automatic payment plans                     VI-1
     VII --   Examples of how withdrawals affect your Guar-          VII-1
              anteed benefit bases
    VIII --   Contract variations                                   VIII-1


--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  Table of contents
--------------------------------------------------------------------------------



3  CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.

                                                                           PAGE

account for special dollar cost averaging                                   50
account for special money market dollar cost averaging                      51
administrative charge                                                       79
annual administrative charge                                                79
Annual Ratchet to age 85 benefit base                                       54
Annual Ratchet to age 95 benefit base                                       54
Annual Ratchet death benefit                                                54
Annual Roll-up rate                                                         58
Annual withdrawal amount                                                    57
annuitant                                                                   17
annuitization                                                               75
annuity maturity date                                                       78
annuity payout options                                                      75
automatic investment program                                               100
beneficiary                                                                 84
Beneficiary continuation option                                             86
business day                                                               100
cash value                                                                  65
charges for state premium and other applicable taxes                        82
contract date                                                               36
contract date anniversary                                                   36
contract year                                                               36
contributions to Roth IRAs                                                  95
     regular contributions                                                  95
     rollovers and direct transfers                                         96
     conversion rollover contributions                                      96
contributions to traditional IRAs                                           91
     regular contributions                                                  91
     rollovers and direct transfers                                         91
Credit                                                                      52
Custom Selection Rules                                                      48
disability, terminal illness or confinement to nursing home                 81
disruptive transfer activity                                                68
distribution charge                                                         79
ERISA                                                                       82
fixed-dollar option                                                         52
free look                                                                   63
free withdrawal amount                                                      80
general account                                                             99
general dollar cost averaging                                               52
guaranteed interest option                                                  48
Guaranteed benefit account value                                            65
Guaranteed benefit variable investment options                              37
Guaranteed minimum death benefits                                           61
Guaranteed minimum death benefit and
     Guaranteed income benefit base                                         54
GIB Roll-up benefit base and Roll-up to age 85
     benefit base reset                                                     55
GIB Roll-up benefit base                                                    55
Guaranteed income benefit                                                   57
Guaranteed income benefit charge                                            81
Inherited IRA                                                            cover
investment options                                                       cover
Investment simplifier                                                       52
IRA                                                                      cover
IRS                                                                         88
lifetime required minimum distribution withdrawals                          73
market timing                                                               68
Mortality and expense risks charge                                          79
Non-Guaranteed benefit account value                                        65
Non-Guaranteed benefit variable investment options                          38

Non-qualified annuity ("NQ ")                                            cover

Online Account Access                                                        7
partial withdrawals and surrenders                                          72
Portfolio                                                                cover
processing office                                                            7

Qualified Plan ("QP")                                                    cover

rebalancing                                                                 69
Renewal rate                                                                58
Roth IRA                                                                 cover
SAI                                                                      cover
Separate Account No. 49                                                     99
Special DCA program                                                         50
special dollar cost averaging                                               50
special money market dollar cost averaging                                  51
Spousal continuation                                                        85
substantially equal withdrawals                                             73
systematic account sweep program                                            69
systematic withdrawals                                                      72
ten-year Treasuries formula rate                                            58
Total account value                                                         65
TOPS                                                                         7
traditional IRA                                                          cover
Trusts                                                                      99
unit                                                                        65
variable investment options                                                 38
wire transmittals and electronic applications                              100
withdrawal charge                                                           80

                                               INDEX OF KEY WORDS AND PHRASES  4

We sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.



-------------------------------------------------------------------------------------
PROSPECTUS                                     CONTRACT OR SUPPLEMENTAL MATERIALS
-------------------------------------------------------------------------------------
Total account value                            Annuity Account Value

unit                                           Accumulation Unit

Guaranteed income benefit                      Guaranteed Minimum Income Benefit

Guaranteed minimum death benefit               Guaranteed death benefit

guaranteed interest option                     Guaranteed Interest Account

Guaranteed benefit account value               Guaranteed Benefit Annuity
                                               Account Value

Guaranteed benefit variable investment         Guaranteed Benefit Account
options and contributions to a Special DCA
program designated for the Guaranteed
benefit variable investment options

Non-Guaranteed benefit account value           Non-Guaranteed Benefit Annuity Account
                                               Value

Non-Guaranteed benefit variable investment     Long-Term Accumulation Account
options, the guaranteed interest option and
contributions to a Special DCA program
designated for the Non-Guaranteed benefit
variable investment options
-------------------------------------------------------------------------------------



5 INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $575.3 billion in assets as of December 31, 2010. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



                                                        WHO IS AXA EQUITABLE?  6

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITH CHECKS:
--------------------------------------------------------------------------------



FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

   Retirement Service Solutions
   P.O. Box 1577
   Secaucus, NJ 07096-1577


FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

   Retirement Service Solutions
   500 Plaza Drive, 6th Floor
   Secaucus, NJ 07094



--------------------------------------------------------------------------------
FOR CORRESPONDENCE WITHOUT CHECKS:
--------------------------------------------------------------------------------



FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

   Retirement Service Solutions
   P.O. Box 1547
   Secaucus, NJ 07096-1547


FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

   Retirement Service Solutions
   500 Plaza Drive, 6th Floor
   Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o written confirmation of financial transactions and certain non-financial transactions, including termination of a systematic withdrawal option;

o statement of your contract values at the close of each calendar year, and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

o your current Total account value, Guaranteed benefit account value, and Non-Guaranteed benefit account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options subject to certain restrictions;

o   elect to receive certain contract statements electronically;

o enroll in, modify or cancel a rebalancing program of your Non- Guaranteed benefit account value (through Online Account Access only) (when available);

o request a quote of your Annual withdrawal amount (through Online Account Access) (when available);

o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your Online Account Access password (through Online Account Access only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may access Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing." See "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus for more information.

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


7 WHO IS AXA EQUITABLE?

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)  authorization for telephone transfers by your financial professional;


(2)  conversion of a traditional IRA to a Roth IRA contract;

(3)  election of the automatic investment program;


(4)  tax withholding elections (see withdrawal request form);


(5)  election of the beneficiary continuation option;

(6)  IRA contribution recharacterizations;

(7)  Section 1035 exchanges;

(8)  direct transfers and specified direct rollovers;

(9) requests to opt out of an automatic reset that is subject to an increase in a charge or reinstate automatic resets for both your Roll-up to age 95 benefit base ("GIB Roll-up benefit base") and your Roll-up to age 85 benefit base (together, the "Roll-up benefit bases");

(10) death claims;

(11) change in ownership (NQ only, if available under your contract);

(12) purchase by, or change of ownership to, a non-natural owner;

(13) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed income benefit;

(14) requests to drop your Guaranteed income benefit or your Guaranteed minimum death benefit;

(15) requests to collaterally assign your NQ contract;


(16) requests to transfer, re-allocate, rebalance, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through TOPS and the Online Account Access systems);



(17) requests to enroll in or cancel the systematic account sweep program; and

(18) requests for withdrawals (starting on or about August 8, 2011).


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)  beneficiary changes;


(2)  contract surrender;


(3) general dollar cost averaging (including the fixed dollar and interest sweep options);

(4)  special dollar cost averaging (if available); and

(5)  special money market dollar cost averaging (if available).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) general dollar cost averaging (including the fixed dollar and interest sweep options);

(3)  special dollar cost averaging (if available);

(4)  special money market dollar cost averaging (if available);

(5)  substantially equal withdrawals;

(6)  systematic withdrawals; and

(7)  the date annuity payments are to begin.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING, WE REQUIRE WRITTEN NOTIFICATION AT LEAST 30 CALENDAR DAYS PRIOR TO YOUR CONTRACT DATE ANNIVERSARY:

(1) opt out of an automatic reset of a Roll-up benefit base that is subject to an increase in a charge.

                       ----------------------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

                                                        WHO IS AXA EQUITABLE?  8

Retirement Cornerstone(R) Series at a glance -- key features



-----------------------------------------------------------------------------------------------------------------
FOUR CONTRACT SERIES       This Prospectus describes four series of the Retirement Cornerstone(R)
                           contract -- Series B, Series CP(R), Series L, and Series C
                           (together "the Retirement Cornerstone(R) Series"). Each series provides for the accumulation of retirement savings and income, offers income and death benefit protection, and offers various payout options. Also, each series offers the Guaranteed income benefit and Guaranteed minimum death benefits.
                           --------------------------------------------------------------------------------------
                           Each series provides a different charge structure. For details, please see the summary of the contract features below, the "Fee table" and "Charges and expenses"
                           later in this Prospectus.

                           Each series is subject to different contribution rules, which are described in
                           "Contribution amounts" later in this section and in "How you can purchase and contribute to your contract" in "Contract features and ben- efits" later in this Prospectus.

                           The chart below shows the availability of key features under each series of the contract.

                                                  SERIES B   SERIES CP(R)   SERIES L   SERIES C
                           --------------------------------------------------------------------------------------
                           Special dollar cost    Yes        No             Yes        No
                           averaging
                           --------------------------------------------------------------------------------------
                           Special money market   No         Yes            No         Yes
                           dollar cost averaging
                           --------------------------------------------------------------------------------------
                           Credits                No         Yes            No         No

                           Throughout the Prospectus, any differences among the contract series are identified.

                           You should work with your financial professional to decide which series of the contract may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
-------------------------------------------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT    The Retirement Cornerstone(R) Series' variable investment options invest in different
MANAGEMENT                 Portfolios managed by professional investment advisers.
-------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST        o   Principal and interest guarantees.
OPTION                     o   Interest rates set periodically.
-------------------------------------------------------------------------------------------------------------------
TAX CONSIDERATIONS         o   No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
-------------------------------------------------------------------------------------------------------------------
                           o   No tax on transfers among investment options inside the contract.
                           --------------------------------------------------------------------------------------
                           If you are purchasing or contributing to an annuity contract which is an Individual
                           Retirement Annuity (IRA) , or to fund an employer retirement plan (QP or Qualified
                           Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for these types of arrangements. Before purchasing or contributing to one of the contracts, you should consider whether its fea- tures and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in con- nection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
-------------------------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT  The GIB guarantees, subject to certain restrictions, annual lifetime payments
("GIB")                    ("Lifetime GIB payments"), which will begin automatically at the earliest of (i) the contract date anniversary following the date your Guaranteed benefit account value falls to zero, except as the result of a withdrawal in excess of your Annual withdrawal amount ("Excess withdrawal"); (ii) the contract date anniversary following your 95th birthday; and (iii) your contract's maturity date. Lifetime GIB payments can be on a single or joint life basis. An Excess withdrawal that reduces your Guaranteed benefit account value to zero will cause your benefit to terminate. Lifetime GIB pay-
                           ments are based on your GIB benefit base, which is the greater of your GIB Roll-up and your Annual Ratchet to age 95 benefit bases. Beginning in the second contract year, and prior to the beginning of your Lifetime GIB payments, the GIB allows you to take certain withdrawals (your "Annual withdrawal amount") that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual Ratchet to age 95 benefit base at the time of the withdrawal. However, if your Annual Ratchet to age 95 benefit base exceeds your GIB Roll-up benefit base at the time of the withdrawal, any withdrawal will reduce your GIB benefit base. See "Guaranteed minimum death benefit and Guaranteed income benefit base," as well as "Lifetime GIB payments"
                           and "Annual withdrawal amount" under "Guaranteed income benefit" in "Contract features and benefits" later in this Prospectus. Investment restrictions apply.
-------------------------------------------------------------------------------------------------------------------


9 RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM         o   Return of Principal death benefit
DEATH BENEFITS ("GMDB")
                           o   Annual Ratchet death benefit

                           o   "Greater of" death benefit (can only be elected in combination with the GIB)
------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS       The chart below shows the minimum initial and, in parenthesis, subsequent contribution amounts under the contracts. Please see "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information, including important limitations on contributions.
                                                             SERIES B          SERIES CP(R)        SERIES L           SERIES C
                          ----------------------------------------------------------------------------------------------------------
                           NQ                             $5,000 ($500)(1)  $10,000 ($500)(1)  $10,000 ($500)(1)  $25,000 ($500)(1)
                          ----------------------------------------------------------------------------------------------------------
                           Traditional or Roth IRA        $5,000 ($50)(1)   $10,000 ($50)(1)   $10,000 ($50)(1)   $25,000 ($50)(1)
                          ----------------------------------------------------------------------------------------------------------
                           Inherited IRA Beneficiary      $5,000 ($1,000)   n/a                $10,000 ($1,000)   $25,000 ($1,000)
                           continuation contract (tradi-
                           tional IRA or Roth IRA)
                           ("Inherited IRA")
                          ----------------------------------------------------------------------------------------------------------
                           QP                             $5,000 ($500)     $10,000 ($500)     $10,000 ($500)     n/a
                          ----------------------------------------------------------------------------------------------------------
                           (1) $100 monthly and $300 quarterly under our automatic investment program.

                           o  Maximum contribution limitations apply to all contracts. For more information, please see
                              "How you can purchase and contribute to your contract" in "Contract features and benefits"
                              later in this Prospectus.
                          ----------------------------------------------------------------------------------------------------------
                           Upon advance notice to you, we may exercise certain rights we have under the contract regarding contribu- tions, including our rights to: (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions.
                           Further, we may at any time exercise our rights to limit or terminate your contributions and transfers to any of the variable investment options (including the Guaranteed benefit variable investment options) and to limit the number of variable investment options which you may elect.
------------------------------------------------------------------------------------------------------------------------------------
CREDIT                     You allocate your contributions among the available investment options. We allocate a Credit to
(SERIES CP(R)              the corresponding investment options at the same time. The Credit will apply to subsequent
CONTRACTS ONLY)            contribution amounts only to the extent that those amounts exceed total withdrawals from the contract.
                           The amount of Credit is either 4% or 5% of each contribution, depending on certain factors. The Credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------------


                 RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES 10

------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY       o   Partial withdrawals

                           o   Several options for withdrawals on a periodic basis

                           o   Contract surrender

                           o   Maximum payment plan (only under contracts with GIB)

                           o   Customized payment plan (only under contracts with GIB)

                           You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                           You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of any Guaranteed benefits you elect.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS             o   Fixed annuity payout options

                           o   Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                           o   Income Manager(R) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
ACCOUNT VALUES             NON-GUARANTEED BENEFIT ACCOUNT VALUE
                           o   Non-Guaranteed benefit variable investment options

                           o   Guaranteed interest option

                           o   Amounts in a Special DCA program designated for Non-Guaranteed benefit variable investment options or the guaranteed interest option
                           ---------------------------------------------------------------------------------------------------------
                           GUARANTEED BENEFIT ACCOUNT VALUE
                           o   Guaranteed benefit variable investment options

                           o   Amounts in a Special DCA program designated for Guaranteed benefit variable investment options
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES        o   Dollar cost averaging programs

                           o   Automatic investment program

                           o   Automatic quarterly rebalancing (for the Guaranteed benefit variable investment options)

                           o   Optional rebalancing (for amounts in the Non-Guaranteed benefit variable investment options and guaranteed interest option.)

                           o   Systematic account sweep program (four options for transfers from the Non-Guaranteed benefit account value to the Guaranteed benefit account value)

                           o   Transfers among investment options at no charge (subject to limitations)

                           o   Waiver of withdrawal charge for certain withdrawals, disability, terminal illness, or confinement to a nursing home

                           o   Option to drop your Guaranteed benefits after issue. For all contracts except Series C, this option is available if there are no withdrawal charges in effect for any contributions.
                               For Series C contracts, you cannot drop your Guaranteed benefit(s) until the later of: (i)
                               four years from the date we issue the contract, or (ii) the contract date anniversary following the first contribution or transfer to the Guaranteed benefit account value. Based on these conditions, you may not be able to drop your Guaranteed benefits for several years.

                           o   Spousal continuation

                           o   Beneficiary continuation option

                           o   Roll-up to age 85 benefit base and GIB Roll-up benefit base resets
------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES           Please see "Fee table" later in this section for complete details.
------------------------------------------------------------------------------------------------------------------------------------
OWNER AND ANNUITANT ISSUE  Please see "How you can purchase and contribute to your contract" in "Contract features and benefits"
AGES                       for owner and annuitant issue ages applicable to your contract.
------------------------------------------------------------------------------------------------------------------------------------
YOUR RIGHT TO CANCEL       To exercise your cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. See "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this Prospectus for more information.
------------------------------------------------------------------------------------------------------------------------------------


11 RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS MAY VARY IN YOUR STATE; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS, IN ALL STATES OR FROM ALL SELLING BROKER-DEALERS. YOU MAY CONTACT US TO PURCHASE ANY VERSION OF THE CONTRACT IF A VERSION IS NOT OFFERED BY THE SELLING BROKER-DEALER. PLEASE SEE APPENDIX V LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


                 RETIREMENT CORNERSTONE(R) SERIES AT A GLANCE -- KEY FEATURES 12

Fee table


--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
--------------------------------------------------------------------------------

Maximum withdrawal charge as a percentage of contributions with-             SERIES B    SERIES CP(R)    SERIES L   SERIES C
drawn (deducted if you surrender your contract or make certain
withdrawals or apply your cash value to certain payout options).(2)            7.00%       8.00%(6)        8.00%      N/A
------------------------------------------------------------------------------------------------------------------------------------
Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                     $350 (for all Retirement Cornerstone(R) Series contracts)
------------------------------------------------------------------------------------------------------------------------------------
Charge for each additional transfer in excess of 12 transfers per contract year:(3)
                                                                                            Maximum Charge:$35
                                                                                            Current Charge:$0
------------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
--------------------------------------------------------------------------------

Maximum annual administrative charge(4)

    If your account value on a contract date anniversary is less than        $30
    $50,000(5)

    If your account value on a contract date anniversary is $50,000 or
    more                                                                     $ 0


--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES (6):    SERIES B     SERIES CP(R)     SERIES L     SERIES C
Mortality and expense risks              0.80%        0.95%            1.10%        1.10%

Administrative                           0.30%        0.35%            0.30%        0.25%

Distribution                             0.20%        0.25%            0.25%        0.35%
                                         ----         ----             ----         ----
Total separate account annual expenses   1.30%        1.55%            1.65%        1.70%


--------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT ANY OF THE FOLLOWING OPTIONAL BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM DEATH BENEFIT CHARGE (Calculated as a per-
centage of the applicable benefit base.(7) Deducted annually(8) on each contract date anniversary for which the benefit is in effect.)
  Return of Principal death benefit                                        No Charge

  Annual Ratchet death benefit                                             0.25% (current and maximum)
---------------------------------------------------------------------------------------------------------------------
"Greater of" death benefit
    Maximum Charge (if the Roll-up to age 85 benefit base resets,          1.05%
    we reserve the right to increase your charge up to):

    Current Charge:                                                        0.90%
---------------------------------------------------------------------------------------------------------------------
GUARANTEED INCOME BENEFIT CHARGE (Calculated as a percentage of the GIB benefit base(7). Deducted annually(8) on each contract date anniversary for which the benefit is in effect.)

  Maximum Charge (if the GIB Roll-up benefit base resets, we reserve
  the right to increase your charge up to):                                1.20%
  Current Charge:                                                          0.90%
---------------------------------------------------------------------------------------------------------------------



13 FEE TABLE

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for the Portfolio.


---------------------------------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
---------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2010 (expenses that are deducted from     Lowest       Highest
                                                                                       -------      --------

Portfolio assets including management fees, 12b-1 fees, service fees, and/or other      0.37%        2.19%
expenses)(9)


Notes:

(1) The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

(2) Deducted upon a withdrawal of amounts in excess of the free withdrawal amount, if applicable:

     The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be "contract year 1").

Contract Year         Series B     Series CP(R)      Series L
-------------        ---------    -------------     ---------
  1..................   7.00%        8.00%            8.00%
  2..................   7.00%        8.00%            7.00%
  3..................   6.00%        7.00%            6.00%
  4..................   6.00%        6.00%            5.00%
  5..................   5.00%        5.00%            0.00%
  6..................   3.00%        4.00%            0.00%
  7..................   1.00%        3.00%            0.00%
  8..................   0.00%        2.00%            0.00%
  9..................   0.00%        1.00%            0.00%
  10+................   0.00%        0.00%            0.00%

(3) Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See "Transfer charge" in "Charges and expenses" later in this Prospectus.

(4) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(5) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(6) In connection with the separate account annual expenses, these charges compensate us for certain risks we assume and expenses we incur under the contract. We expect to make a profit from these charges. For Series CP(R) contracts, both the separate account annual expenses and the withdrawal charge compensate us for the expense associated with the Credit.

(7) The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contributions or transfer to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for transfers to the Guaranteed benefit variable investment options. For Series CP(R) contracts, your initial benefit base does not include the Credit. Subsequent adjustments to the applicable benefit base may result in a benefit base that is significantly different from your total contributions or future transfers to, or account value in, the Guaranteed benefit account value. See "Guaranteed minimum death benefit and Guaranteed income benefit base" in "Contract features and benefits" later in this Prospectus.


(8) If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro-rata portion of the charge for that year.


(9) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2010 and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Rydex|SGI VT Managed Futures Strategy Fund.


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The first example below shows the expenses that a hypothetical contract owner (who has elected the "Greater of" death benefit and the Guaranteed income benefit) would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated administrative charge calculated as a percentage of contract value, as follows: Series B: 0.013%; Series CP(R):
0.010%; Series L: 0.008%; and Series C: 0.008%. As discussed immediately below, the example further assumes the highest minimum Annual Roll-up rate of 8% is applied to the Roll-up benefit bases annually. The example assumes the maximum charges that would apply based on a 5% return for the "Greater of" death benefit and Guaranteed income benefit, both of which are calculated as a percentage of each benefit's benefit base.


We reserve the right to declare an Annual Roll-up rate in excess of 8%. Because the "Greater of" death benefit and the GIB charges are based on their respective benefit bases, a higher Annual Roll-up rate could result in a larger GIB benefit base. The same charge applied to a larger GIB benefit base would result in higher expenses. However, since we cannot predict how high an Annual Roll-up rate might be, we have based the example

                                                                    FEE TABLE 14
on an Annual Roll-up rate of 8%, which is the highest rate available under the ten-year Treasuries formula rate. See "The ten-year Treasuries formula rate" under "Guaranteed income benefit" in "Contract features and benefits".

Amounts allocated to the Special DCA programs (as available) are not covered by these examples. The annual administrative charge, any applicable withdrawal charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts allocated to the Special DCA programs.


The example assumes that you invest $10,000 in the Guaranteed benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the administrative charge and the charges for the guaranteed benefits (which are described immediately above), the example also assumes separate account annual expenses and that amounts are allocated to the Guaranteed benefit variable investment options that invest in portfolios with (a) the maximum fees and expenses and (b) the minimum fees and expenses (before expense limitations). The Guaranteed benefit variable investment options with the maximum and minimum underlying Portfolio fees and expenses are AXA Tactical Manager 400 and EQ/Core Bond Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




------------------------------------------------------------------------------------------------------------------------------------
                                                              SERIES B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      IF YOU ANNUITIZE AT THE END OF THE APPLI-
                                                                                          CABLE TIME PERIOD, AND SELECT A NON-LIFE
                                           IF YOU SURRENDER YOUR CONTRACT AT THE END    CONTINGENT PERIOD CERTAIN ANNUITY OPTION
                                                 OF THE APPLICABLE TIME PERIOD                WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,159    $2,029    $2,972    $5,457       N/A    $2,029    $2,972    $5,457
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,108    $1,877    $2,724    $4,998       N/A    $1,877    $2,724    $4,998
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                           IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                            THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $459     $1,429    $2,472    $5,457
     any of the Portfolios
--------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $408     $1,277    $2,224    $4,998
     any of the Portfolios
--------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                                                            SERIES CP(R)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      IF YOU ANNUITIZE AT THE END OF THE APPLI-
                                                                                          CABLE TIME PERIOD, AND SELECT A NON-LIFE
                                           IF YOU SURRENDER YOUR CONTRACT AT THE END    CONTINGENT PERIOD CERTAIN ANNUITY OPTION
                                                 OF THE APPLICABLE TIME PERIOD                WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,297    $2,240    $3,155    $5,808       N/A    $2,240    $3,155    $5,808
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,243    $2,083    $2,900    $5,340       N/A    $2,083    $2,900    $5,340
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------
                                           IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                            THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $497     $1,540    $2,655    $5,808
     any of the Portfolios
--------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $443     $1,383    $2,400    $5,340
     any of the Portfolios
--------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                                              SERIES L
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      IF YOU ANNUITIZE AT THE END OF THE APPLI-
                                                                                          CABLE TIME PERIOD, AND SELECT A NON-LIFE
                                           IF YOU SURRENDER YOUR CONTRACT AT THE END    CONTINGENT PERIOD CERTAIN ANNUITY OPTION
                                                 OF THE APPLICABLE TIME PERIOD                WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

(a)  assuming maximum fees and expenses of  $1,296    $2,134    $2,643    $5,767       N/A    $2,134    $2,643    $5,767
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,244    $1,984    $2,399    $5,324       N/A    $1,984    $2,399    $5,324
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
                                           IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                            THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------------

(a)  assuming maximum fees and expenses of  $496     $1,534    $2,643    $5,767
     any of the Portfolios
--------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $444     $1,384    $2,399    $5,324
     any of the Portfolios
--------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                              SERIES C
------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU ANNUITIZE AT THE END OF THE      IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END
                                                  APPLICABLE TIME PERIOD                     OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                             1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of    N/A    $1,900    $3,017    $6,161     $501     $1,550    $2,667    $5,811
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of    N/A    $1,749    $2,774    $5,720     $449     $1,399    $2,424    $5,370
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------





The next example shows the expenses that a hypothetical contract owner who has not elected any optional benefits would pay in the situations illustrated. These examples use an estimated average annual administrative charge based on anticipated sales and contract sizes, which results in an estimated administrative charge calculated as a percentage of contract value, as follows:
Series B: 0.013%; Series CP(R): 0.010%; Series L: 0.008%; and Series C: 0.008%.


15 FEE TABLE

The example assumes amounts are allocated to the most expensive and least expensive portfolio. Amounts allocated to the guaranteed interest option and the Special DCA programs (as available) are not covered by these examples. The annual administrative charge, any applicable withdrawal charge and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts allocated to the guaranteed interest option, and the Special DCA programs.


The example assumes that you invest $10,000 in the Non-Guaranteed benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. The example for Series CP(R) contracts assumes that a 4% Credit was applied to your contribution. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) invested in by the Non-Guaranteed benefit variable investment options set forth in the previous charts. The Non-Guaranteed benefit variable investment options with the maximum and minimum underlying Portfolio fees and expenses are Rydex|SGI VT Managed Futures Strategy and EQ/Equity 500 Index, respectively. Each example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in each example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




------------------------------------------------------------------------------------------------------------------------------------
                                                              SERIES B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      IF YOU ANNUITIZE AT THE END OF THE APPLI-
                                                                                          CABLE TIME PERIOD, AND SELECT A NON-LIFE
                                           IF YOU SURRENDER YOUR CONTRACT AT THE END    CONTINGENT PERIOD CERTAIN ANNUITY OPTION
                                                 OF THE APPLICABLE TIME PERIOD                WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,068    $1,718    $2,388    $3,904       N/A    $1,718    $2,388    $3,904
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $  877    $1,147    $1,442    $2,047       N/A    $1,147    $1,442    $2,047
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                           IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                            THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $368     $1,118    $1,888    $3,904
     any of the Portfolios
--------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $177     $  547    $  942    $2,047
     any of the Portfolios
--------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                                                            SERIES CP(R)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      IF YOU ANNUITIZE AT THE END OF THE APPLI-
                                                                                          CABLE TIME PERIOD, AND SELECT A NON-LIFE
                                           IF YOU SURRENDER YOUR CONTRACT AT THE END    CONTINGENT PERIOD CERTAIN ANNUITY OPTION
                                                 OF THE APPLICABLE TIME PERIOD                WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,209    $1,941    $2,591    $4,296       N/A    $1,941    $2,591    $4,296
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,011    $1,351    $1,618    $2,413       N/A    $1,351    $1,618    $2,413
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------
                                           IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                            THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $409     $1,241    $2,091    $4,296
     any of the Portfolios
--------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $211     $  651    $1,118    $2,413
     any of the Portfolios
--------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                                                              SERIES L
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      IF YOU ANNUITIZE AT THE END OF THE APPLI-
                                                                                          CABLE TIME PERIOD, AND SELECT A NON-LIFE
                                           IF YOU SURRENDER YOUR CONTRACT AT THE END    CONTINGENT PERIOD CERTAIN ANNUITY OPTION
                                                 OF THE APPLICABLE TIME PERIOD                WITH LESS THAN FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year    3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of  $1,204    $1,824    $2,059    $4,219       N/A    $1,824    $2,059    $4,219
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $1,013    $1,257    $1,128    $2,426       N/A    $1,257    $1,128    $2,426
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------
                                           IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                            THE END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------
                                            1 year   3 years   5 years   10 years
--------------------------------------------------------------------------------------

(a)  assuming maximum fees and expenses of  $404     $1,224    $2,059    $4,219
     any of the Portfolios
--------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of  $213     $  657    $1,128    $2,426
     any of the Portfolios
--------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
                                                              SERIES C
------------------------------------------------------------------------------------------------------------------------------------
                                            IF YOU ANNUITIZE AT THE END OF THE      IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END
                                                  APPLICABLE TIME PERIOD                     OF THE APPLICABLE TIME PERIOD
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                             1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
------------------------------------------------------------------------------------------------------------------------------------
(a)  assuming maximum fees and expenses of    N/A    $1,589    $2,434    $4,614     $409     $1,239    $2,084    $4,264
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------
(b)  assuming minimum fees and expenses of    N/A    $1,023    $1,504    $2,830     $218     $  673    $1,154    $2,480
     any of the Portfolios
------------------------------------------------------------------------------------------------------------------------------------




For information on how your contract works under certain hypothetical circumstances, please see Appendix IV at the end of this Prospectus.

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2010.


                                                                   FEE TABLE 16

1. CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The following tables summarize our current rules regarding contributions to your contract, which are subject to change. In some states, our rules may vary. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Subsequent contributions may not be permitted in your state. Please see Appendix V later in this Prospectus for any applicable state variation.

--------------------------------------------------------------------------------
We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.
--------------------------------------------------------------------------------


We currently do not accept any contribution to your contract if: (i) the aggregate contributions under one or more Retirement Cornerstone(R) Series contracts with the same owner or annuitant would then total more than $1,500,000, or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including Guaranteed benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix V later in this Prospectus for more information on state variations.


You may not contribute or transfer more than $1,500,000 to your Guaranteed benefit variable investment options and a Special DCA program with amounts designated for the Guaranteed benefit variable options.


Once a withdrawal is taken from your Guaranteed benefit account value, you cannot make additional contributions to your Guaranteed benefit account value. You may, however, be able to continue to make transfers from your Non-Guaranteed benefit account value to the Guaranteed benefit variable investment options until such time you make a subsequent contribution to your Non-Guaranteed benefit account value.

We may accept less than the minimum initial contribution under a contract if an aggregate amount of Series B, Series L, Series CP(R), and Series C contracts, respectively, are purchased at the same time by an individual (including spouse) meets the minimum.


--------------------------------------------------------------------------------
The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.
--------------------------------------------------------------------------------

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

o Change our contribution requirements and limitations and our transfer rules, including to:

     -- increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

     -- discontinue the acceptance of subsequent contributions to the contract;

     -- discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options and/or guaranteed interest option; and

     -- discontinue the acceptance of subsequent contributions and/or transfers into the Guaranteed benefit variable investment options.

o Default certain contributions and transfers designated for a Guaranteed benefit variable investment option(s) to the corresponding Non-Guaranteed benefit variable investment option(s), which invests in the same underlying portfolio(s). See "Automatic Quarterly Rebalancing" under "Allocating your contributions" later in this section.

o Further limit the number of variable investment options you may invest in at any one time.

o    Limit or terminate new contributions or transfers to an investment option.

IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).


17 CONTRACT FEATURES AND BENEFITS

                                    SERIES B


------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR OWNER AND                                                           ADDITIONAL LIMITATIONS ON CONTRI-
 CONTRACT TYPE   ANNUITANT ISSUE AGES     MINIMUM CONTRIBUTIONS       SOURCE OF CONTRIBUTIONS      BUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ               0-85                     o  $5,000 (initial)        o  After-tax money.           o  You may make subse-
                                                                                                      quent contributions to
                                          o  $500 (subsequent, if    o  Paid to us by check or        the Guaranteed benefit
                                             permitted)                 transfer of contract value    account value until
                                                                        in a tax-deferred             attained age 75, or if
                                          o  $100 monthly and $300      exchange under Section        later, the first contract
                                             quarterly under the        1035 of the Internal          date anniversary. How-
                                             automatic investment       Revenue Code.                 ever, once you make a
                                             program (subsequent, if                                  withdrawal from your
                                             permitted)                                               Guaranteed benefit
                                                                                                      account value, subse-
                                                                                                      quent contributions to
                                                                                                      your Guaranteed benefit
                                                                                                      account value will no
                                                                                                      longer be permitted.

                                                                                                   o  You may make subse-
                                                                                                      quent contributions to
                                                                                                      the Non-Guaranteed
                                                                                                      benefit account value
                                                                                                      until the later of attained
                                                                                                      age 86 or the first con-
                                                                                                      tract date anniversary.
------------------------------------------------------------------------------------------------------------------------------------


(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



                                               CONTRACT FEATURES AND BENEFITS 18


------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR OWNER AND                                                           ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE   ANNUITANT ISSUE AGES     MINIMUM CONTRIBUTIONS      SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional IRA   20-85                   o  $5,000 (initial)        o  Eligible rollover distribu- o  You may make subse-
                                                                        tions from 403(b) plans,       quent contributions to
                                          o  $50 (subsequent,           qualified plans and gov-       the Guaranteed benefit
                                             if permitted)              ernmental employer             account value until
                                                                        457(b) plans.                  attained age 75, or if
                                          o  $100 monthly and $300                                     later, the first contract
                                             quarterly under the     o  Rollovers from another         date anniversary. How-
                                             automatic investment       traditional individual         ever, once you make a
                                             program (subsequent, if    retirement arrangement.        withdrawal from your
                                             permitted)                                                Guaranteed benefit
                                                                     o  Direct custodian-to            account value, subse-
                                                                        custodian transfers from       quent contributions to
                                                                        another traditional indi       your Guaranteed benefit
                                                                        vidual retirement              account value will no
                                                                        arrangement.                   longer be permitted.

                                                                     o  Regular IRA contribu-       o  You may make subse-
                                                                        tions.                         quent contributions to
                                                                                                       the Non-Guaranteed
                                                                     o  Additional catch-up con-       benefit account value
                                                                        tributions.                    until the later of attained
                                                                                                       age 86 or the first con-
                                                                                                       tract date anniversary.

                                                                                                    o  Contributions made after
                                                                                                       age 70-1/2 must be net of
                                                                                                       required minimum distri-
                                                                                                       butions; you also cannot
                                                                                                       make regular contribu-
                                                                                                       tions after age 70-1/2.

                                                                                                    o  Although we accept
                                                                                                       regular IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       traditional IRA contracts,
                                                                                                       we intend that the con-
                                                                                                       tract be used primarily
                                                                                                       for rollover and direct
                                                                                                       transfer contributions.

                                                                                                    o  Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least age 50 but under
                                                                                                       age 70-1/2 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



19 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR OWNER AND                                                           ADDITIONAL LIMITATIONS ON
 CONTRACT TYPE   ANNUITANT ISSUE AGES     MINIMUM CONTRIBUTIONS      SOURCE OF CONTRIBUTIONS       CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA         20-85                    o $5,000 (initial)         o  Rollovers from another      o  You may make subse
                                                                        Roth IRA.                      quent contributions to
                                          o $50 (subsequent, if         Rollovers from a "desig-       the Guaranteed benefit
                                            permitted)                  nated Roth contribution        account value until
                                                                        account" under speci-          attained age 75, or if
                                          o $100 monthly and $300       fied retirement plans.         later, the first contract
                                            quarterly under the                                        date anniversary. How-
                                            automatic investment     o  Conversion rollovers           ever, once you make a
                                            program (subsequent, if     from a traditional IRA or      withdrawal from your
                                            permitted)                  other eligible retirement      Guaranteed benefit
                                                                        plan.                          account value, subse-
                                                                                                       quent contributions to
                                                                     o  Direct transfers from          your Guaranteed benefit
                                                                        another Roth IRA.              account value will no
                                                                                                       longer be permitted.
                                                                     o  Regular Roth IRA contri-
                                                                        butions.                   o   You may make subse-
                                                                                                       quent contributions to
                                                                     o  Additional catch-up con-       the Non-Guaranteed
                                                                        tributions.                    benefit account value
                                                                                                       until the later of attained
                                                                                                       age 86 or the first con-
                                                                                                       tract date anniversary.

                                                                                                    o  Conversion rollovers
                                                                                                       after age 70-1/2 must be
                                                                                                       net of required minimum
                                                                                                       distributions for the tra-
                                                                                                       ditional IRA or other
                                                                                                       eligible retirement plan
                                                                                                       that is the source of the
                                                                                                       conversion rollover.

                                                                                                    o  Although we accept
                                                                                                       Roth IRA contributions
                                                                                                       (limited to $5,000 per
                                                                                                       calendar year) under
                                                                                                       Roth IRA contracts, we
                                                                                                       intend that the contract
                                                                                                       be used primarily for
                                                                                                       rollover and direct trans-
                                                                                                       fer contributions.

                                                                                                    o  Subsequent catch-up
                                                                                                       contributions of up to
                                                                                                       $1,000 per calendar year
                                                                                                       where the owner is at
                                                                                                       least 50 at any time
                                                                                                       during the calendar year
                                                                                                       for which the contribu-
                                                                                                       tion is made.
------------------------------------------------------------------------------------------------------------------------------------


(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.




                                               CONTRACT FEATURES AND BENEFITS 20

------------------------------------------------------------------------------------------------------------------------------------
                     AVAILABLE FOR OWNER AND                                                        ADDITIONAL LIMITATIONS ON
CONTRACT TYPE        ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS   SOURCE OF CONTRIBUTIONS      CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA        0-70                      o $5,000 (initial)      o Direct custodian-to-       o You may make subsequent
Beneficiary con-                                                         custodian transfers of       contributions to the
tinuation contract                             o $1,000 (subsequent,     your interest as a death     Guaranteed benefit account
(traditional IRA or                              if permitted)           beneficiary of the           value until attained age 75,
Roth IRA)                                                                deceased owner's             or if later, the first
                                                                         traditional individual       contract date anniversary.
                                                                         retirement arrangement       How- ever, once you make a
                                                                         or Roth IRA to an IRA        withdrawal from your
                                                                         of the same type.            Guaranteed benefit account
                                                                                                      value, subsequent
                                                                       o Non-spousal beneficiary      contributions to your
                                                                         direct rollover contribu-    Guaranteed benefit account
                                                                         tions may be made to an      value will no longer be
                                                                         Inherited IRA contract       permitted.
                                                                         under specified circums-
                                                                         tances to these "Applica-  o You may make subsequent
                                                                         ble Plans", qualified        contributions to the
                                                                         plans, 403(b) plans and      Non-Guaranteed benefit
                                                                         governmental employer        account value until the
                                                                         457(b) plans.                later of attained age 86 or
                                                                                                      the first con- tract date
                                                                                                      anniversary.

                                                                                                    o Any subsequent contri-
                                                                                                      butions must be from the
                                                                                                      same type of IRA of the same
                                                                                                      deceased owner.

                                                                                                    o No additional contribu-
                                                                                                      tions are permitted to
                                                                                                      Inherited IRA contracts
                                                                                                      issued as a Non-spousal
                                                                                                      beneficiary direct rollover
                                                                                                      from an Applicable Plan.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



21 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS   SOURCE OF CONTRIBUTIONS           CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
QP              20-75                     o $5,000 (initial)      o Only transfer contribu-         o You may make subsequent
                                                                    tions from other investments      contributions to the
                                          o $500 (subsequent,       within an existing qualified      Guaranteed benefit account
                                            if permitted)           plan trust.                       value until attained age 75,
                                                                                                      or if later, the first
                                                                                                      contract date anniversary.
                                                                  o The plan must be quali- fied      How- ever, once you make a
                                                                    under Section 401(a) of the       withdrawal from your
                                                                    Internal Revenue Code.            Guaranteed benefit account
                                                                                                      value, subsequent
                                                                  o For 401(k) plans, trans-          contributions to your
                                                                    ferred contributions may not      Guaranteed benefit account
                                                                    include any after-tax             value will no longer be
                                                                    contributions, including          permitted.
                                                                    designated Roth contri-
                                                                    butions.
                                                                                                    o You may make subsequent
                                                                                                      contributions to the
                                                                                                      Non-Guaranteed benefit
                                                                                                      account value until the
                                                                                                      later of attained age 75 or
                                                                                                      the first contract date
                                                                                                      anniversary.

                                                                                                    o A separate QP contract must
                                                                                                      be established for each plan
                                                                                                      participant, even defined
                                                                                                      benefit plan participants.

                                                                                                    o We do not accept contri-
                                                                                                      butions directly from the
                                                                                                      employer.

                                                                                                    o Only one subsequent
                                                                                                      contribution can be made
                                                                                                      during a contract year.

                                                                                                    o Contributions made after age
                                                                                                      70-1/2 must be net of any
                                                                                                      required minimum
                                                                                                      distributions.

See Appendix II at the end of this Prospectus for a discussion on purchase considerations for QP contracts.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



                                               CONTRACT FEATURES AND BENEFITS 22

                                    SERIES L


------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS   SOURCE OF CONTRIBUTIONS           CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ               0-85                      o $10,000 (initial)    o After-tax money.                o You may make subsequent
                                                                                                      contributions to the
                                           o $500 (subsequent)    o Paid to us by check or            Guaranteed benefit account
                                                                    transfer of contract value        value until attained age 75,
                                           o $100 monthly and       in a tax-deferred exchange        or if later, the first
                                             $300 quarterly under   under Section 1035 of the         contract date anniversary.
                                             the automatic          Internal Revenue Code.            However, once you make a
                                             investment program                                       withdrawal from your
                                             (subsequent, if                                          Guaranteed benefit account
                                             permitted)                                               value, subsequent
                                                                                                      contributions to your
                                                                                                      Guaranteed benefit account
                                                                                                      value will no longer be
                                                                                                      permitted.

                                                                                                    o You may make subsequent
                                                                                                      contributions to the
                                                                                                      Non-Guaranteed benefit
                                                                                                      account value until the
                                                                                                      later of attained age 86 or
                                                                                                      the first contract date
                                                                                                      anniversary.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



23 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                  AVAILABLE FOR OWNER AND                                                           ADDITIONAL LIMITATIONS ON
CONTRACT TYPE     ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS    SOURCE OF CONTRIBUTIONS        CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional IRA   20-85                     o $10,000 (initial)      o Eligible rollover            o You may make subsequent
                                                                       distributions from 403(b)      contributions to the
                                            o $50 (subsequent,         plans, qualified plans and     Guaranteed benefit account
                                              if permitted)            governmental employer 457(b)   value until attained age
                                                                       plans.                         75, or if later, the first
                                            o $100 monthly and $300                                   contract date anniversary.
                                              quarterly under the    o Rollovers from another         However, once you make a
                                              automatic investment     traditional individual         withdrawal from your
                                              program (subsequent,     retirement arrangement.        Guaranteed benefit account
                                              if permitted)                                           value, subsequent
                                                                     o Direct custodian-to-           contributions to your
                                                                       custodian transfers from       Guaranteed benefit account
                                                                       another traditional            value will no longer be
                                                                       individual retirement          permitted.
                                                                       arrangement.
                                                                                                    o You may make subsequent
                                                                     o Regular IRA contributions.     contributions to the
                                                                                                      Non-Guaranteed benefit
                                                                     o Additional catch-up            account value until the
                                                                       contributions                  later of attained age 86
                                                                                                      or the first contract date
                                                                                                      anniversary.

                                                                                                    o Contributions made after
                                                                                                      age 70-1/2 must be net
                                                                                                      of required minimum
                                                                                                      distributions; you also
                                                                                                      cannot make regular
                                                                                                      contributions after age
                                                                                                      70-1/2.

                                                                                                    o Although we accept regular
                                                                                                      IRA contributions (limited
                                                                                                      to $5,000 per calendar year)
                                                                                                      under traditional IRA
                                                                                                      contracts, we intend that
                                                                                                      the contract be used
                                                                                                      primarily for rollover and
                                                                                                      direct transfer
                                                                                                      contributions.

                                                                                                    o Subsequent catch-up
                                                                                                      contributions of up to
                                                                                                      $1,000 per calendar year
                                                                                                      where the owner is at least
                                                                                                      age 50 but under age 70-1/2
                                                                                                      at any time during the
                                                                                                      calendar year for which
                                                                                                      the contribution is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



                                               CONTRACT FEATURES AND BENEFITS 24

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS     SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-85                     o $10,000 (initial)       o Rollovers from another        o You may make subsequent
                                                                      Roth IRA                        contributions to the
                                          o $50 (subsequent, if                                       Guaranteed benefit account
                                            permitted)              o Rollovers from a "desig-        value until attained age 75,
                                                                      nated Roth contribution         or if later, the first
                                          o $100 monthly and $300     account" under specified        contract date anniversary.
                                            quarterly under the       retirement plans.               However, once you make a
                                            automatic investment                                      withdrawal from your
                                            program (subsequent,    o Conversion rollovers from a     Guaranteed benefit account
                                            if permitted)             traditional IRA or other        value, subsequent
                                                                      eligible retirement plan.       contributions to your
                                                                                                      Guaranteed benefit account
                                                                    o Direct transfers from           value will no longer be
                                                                      another Roth IRA.               permitted.

                                                                    o Regular Roth IRA contri-      o You may make subsequent
                                                                      butions.                        contributions to the
                                                                                                      Non-Guaranteed benefit
                                                                    o Additional catch-up con-        account value until the
                                                                      tributions.                     later of attained age 86 or
                                                                                                      the first contract date
                                                                                                      anniversary.

                                                                                                    o Conversion rollovers after
                                                                                                      age 70-1/2 must be net of
                                                                                                      required minimum
                                                                                                      distributions for the tra-
                                                                                                      ditional IRA or other
                                                                                                      eligible retirement plan
                                                                                                      that is the source of the
                                                                                                      conversion rollover.

                                                                                                    o Although we accept Roth IRA
                                                                                                      contributions (limited to
                                                                                                      $5,000 per calendar year)
                                                                                                      under Roth IRA contracts, we
                                                                                                      intend that the contract be
                                                                                                      used primarily for rollover
                                                                                                      and direct transfer
                                                                                                      contributions.

                                                                                                    o Subsequent catch-up
                                                                                                      contributions of up to
                                                                                                      $1,000 per calendar year
                                                                                                      where the owner is at least
                                                                                                      50 at any time during the
                                                                                                      calendar year for which the
                                                                                                      contribution is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.




25 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS     SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA   0-70                      o $10,000 (initial        o Direct custodian-to-          o You may make subsequent
Beneficiary                                                           custodian transfers of          contributions to the
continuation                              o $1,000 (subsequent,       your interest as a death        Guaranteed benefit account
contract                                    if permitted)             beneficiary of the deceased     value until attained age 75,
(traditional                                                          owner's traditional             or if later, the first
IRA or                                                                individual retirement           contract date anniversary.
Roth IRA)                                                             arrangement or Roth IRA to      However, once you make a
                                                                      an IRA of the same type.        withdrawal from your
                                                                                                      Guaranteed benefit account
                                                                    o Non-spousal beneficiary         value, subsequent
                                                                      direct rollover contribu-       contributions to your
                                                                      tions may be made to an         Guaranteed benefit account
                                                                      Inherited IRA contract          value will no longer be
                                                                      under specified circumstances   permitted.
                                                                      to these "Applicable Plans",
                                                                      qualified plans, 403(b)       o You may make subsequent
                                                                      plans and governmental          contributions to the
                                                                      employer 457(b) plans.          Non-Guaranteed benefit
                                                                                                      account value until the
                                                                                                      later of attained age 86 or
                                                                                                      the first con- tract date
                                                                                                      anniversary.

                                                                                                    o Any subsequent contri-
                                                                                                      butions must be from the
                                                                                                      same type of IRA of the same
                                                                                                      deceased owner.

                                                                                                    o No additional contribu-
                                                                                                      tions are permitted to
                                                                                                      Inherited IRA contracts
                                                                                                      issued as a Non-spousal
                                                                                                      beneficiary direct rollover
                                                                                                      from an Applicable Plan.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



                                               CONTRACT FEATURES AND BENEFITS 26

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS     SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
QP               20-75                    o $10,000 (initial)       o Only transfer contribu-       o You may make subsequent
                                                                      tions from other investments    contributions to the
                                          o $500 (subsequent,         within an existing qualified    Guaranteed benefit account
                                            if permitted)             plan trust.                     value until attained age 75,
                                                                                                      or if later, the first
                                                                    o The plan must be qualified      contract date anniversary.
                                                                      under Section 401(a) of the     How- ever, once you make a
                                                                      Internal Revenue Code.          withdrawal from your
                                                                                                      Guaranteed benefit account
                                                                    o For 401(k) plans, trans-        value, subsequent
                                                                      ferred contributions may        contributions to your
                                                                      not include any after-tax       Guaranteed benefit account
                                                                      contributions, including        value will no longer be
                                                                      designated Roth contri-         permitted.
                                                                      butions.
                                                                                                    o You may make subsequent
                                                                                                      contributions to the
                                                                                                      Non-Guaranteed benefit
                                                                                                      account value until the
                                                                                                      later of attained age 75 or
                                                                                                      the first contract date
                                                                                                      anniversary.

                                                                                                    o A separate QP contract must
                                                                                                      be established for each plan
                                                                                                      participant, even defined
                                                                                                      benefit plan participants.

                                                                                                    o We do not accept contri-
                                                                                                      butions directly from the
                                                                                                      employer.

                                                                                                    o Only one subsequent
                                                                                                      contribution can be made
                                                                                                      during a contract year.

                                                                                                    o No subsequent contribu-
                                                                                                      tions after participant's
                                                                                                      attainment of age 76 or, if
                                                                                                      later, the first contract
                                                                                                      date anniversary.

                                                                                                    o Contributions made after age
                                                                                                      70-1/2 must be net of any
                                                                                                      required minimum
                                                                                                      distributions.

See Appendix II at the end of this Prospectus for a discussion on purchase considerations for QP contracts.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.




27 CONTRACT FEATURES AND BENEFITS

                                  SERIES CP(R)



------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS     SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ               0-70                     o $10,000 (initial)       o After-tax money.              o You may make subsequent
                                                                                                      contributions to the
                                          o $500 (subsequent,       o Paid to us by check or          Guaranteed benefit account
                                            if permitted)             transfer of contract value      value until attained age 71,
                                                                      in a tax-deferred exchange      or if later, the first
                                          o $100 monthly and $300     under Section 1035 of the       contract date anniversary.
                                            quarterly under the       Internal Revenue Code.          However, once you make a
                                            automatic investment                                      withdrawal from your
                                            program (subsequent,                                      Guaranteed benefit account
                                            if permitted)                                             value, subsequent
                                                                                                      contributions to your
                                                                                                      Guaranteed benefit account
                                                                                                      value will no longer be
                                                                                                      permitted.

                                                                                                    o You may make subsequent
                                                                                                      contributions to the
                                                                                                      Non-Guaranteed benefit
                                                                                                      account value until the
                                                                                                      later of attained age 71 or
                                                                                                      the first contract date
                                                                                                      anniversary.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



                                               CONTRACT FEATURES AND BENEFITS 28

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS     SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional     20-70                     o $10,000 (initial)       o Eligible rollover distribu-   o You may make subsequent
IRA                                                                   tions from 403(b) plans,        contributions to the
                                          o $50 (subsequent, if       qualified plans and gov-        Guaranteed benefit account
                                            permitted)                ernmental employer 457(b)       value until attained age 71,
                                                                      plans.                          or if later, the first
                                          o $100 monthly and $300                                     contract date anniversary.
                                            quarterly under the     o Rollovers from another          How- ever, once you make a
                                            automatic investment      traditional individual          withdrawal from your
                                            program (subsequent,      retirement arrangement.         Guaranteed benefit account
                                            if permitted)                                             value, subsequent
                                                                    o Direct custodian-to-            contributions to your
                                                                      custodian transfers from        Guaranteed benefit account
                                                                      another traditional indi-       value will no longer be
                                                                      vidual retirement               permitted.
                                                                      arrangement.
                                                                                                    o You may make subsequent
                                                                    o Regular IRA contributions.      contributions to the
                                                                                                      Non-Guaranteed benefit
                                                                    o Additional catch-up con-        account value until the
                                                                      tributions.                     later of attained age 71 or
                                                                                                      the first con- tract date
                                                                                                      anniversary.

                                                                                                    o Contributions made after age
                                                                                                      70-1/2 must be net of
                                                                                                      required minimum distri-
                                                                                                      butions; you also cannot
                                                                                                      make regular contributions
                                                                                                      after age 70-1/2.

                                                                                                    o Although we accept regular
                                                                                                      IRA contributions (limited
                                                                                                      to $5,000 per calendar year)
                                                                                                      under traditional IRA
                                                                                                      contracts, we intend that
                                                                                                      the con- tract be used
                                                                                                      primarily for rollover and
                                                                                                      direct transfer
                                                                                                      contributions.

                                                                                                    o Subsequent catch-up
                                                                                                      contributions of up to
                                                                                                      $1,000 per calendar year
                                                                                                      where the owner is at least
                                                                                                      age 50 but under age 70-1/2
                                                                                                      at any time during the
                                                                                                      calendar year for which the
                                                                                                      contribution is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.




29 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS     SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA        20-70                     o $10,000 (initial)       o Rollovers from another Roth   o You may make subsequent
                                                                      IRA.                            contributions to the
                                          o $50 (subsequent, if                                       Guaranteed benefit account
                                            permitted)              o Rollovers from a "designated    value until attained age 71,
                                                                      Roth contribution account"      or if later, the first
                                          o $100 monthly and $300     under specified retirement      contract date anniversary.
                                            quarterly under the       plans.                          However, once you make a
                                            automatic investment                                      withdrawal from your
                                            program (subsequent,    o Conversion rollovers from a     Guaranteed benefit account
                                            if permitted)             traditional IRA or other        value, subsequent
                                                                      eligible retirement plan.       contributions to your
                                                                                                      Guaranteed benefit account
                                                                    o Direct transfers from           value will no longer be
                                                                      another Roth IRA.               permitted.

                                                                    o Regular Roth IRA              o You may make subsequent
                                                                      contributions.                  contributions to the
                                                                                                      Non-Guaranteed benefit
                                                                    o Additional catch-up             account value until the later
                                                                      contributions.                  of attained age 71 or the
                                                                                                      first contract date
                                                                                                      anniversary.

                                                                                                    o Conversion rollovers after age
                                                                                                      70-1/2 must be net of required
                                                                                                      minimum distributions for the
                                                                                                      traditional IRA or other
                                                                                                      eligible retirement plan that
                                                                                                      is the source of the
                                                                                                      conversion rollover.

                                                                                                    o Although we accept Roth IRA
                                                                                                      contributions (limited to
                                                                                                      $5,000 per calendar year)
                                                                                                      under Roth IRA contracts, we
                                                                                                      intend that the contract be
                                                                                                      used primarily for rollover
                                                                                                      and direct transfer
                                                                                                      contributions.

                                                                                                    o Subsequent catch-up
                                                                                                      contributions of up to $1,000
                                                                                                      per calendar year where the
                                                                                                      owner is at least age 50 at
                                                                                                      any time during the calendar
                                                                                                      year for which the
                                                                                                      contribution is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.



                                               CONTRACT FEATURES AND BENEFITS 30

------------------------------------------------------------------------------------------------------------------------------------
                AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE   ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS     SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
QP              20-70                     o $10,000 (initial)       o Only transfer contribu-       o You may make subsequent
                                                                      tions from other investments    contributions to the
                                          o $500 (subsequent, if      within an existing qualified    Guaranteed benefit account
                                            permitted)                plan trust.                     value until attained age 71,
                                                                                                      or if later, the first
                                                                    o The plan must be qualified      contract date anniversary.
                                                                      under Section 401(a) of the     However, once you make a
                                                                      Internal Revenue Code.          withdrawal from your
                                                                                                      Guaranteed benefit account
                                                                    o For 401(k) plans,               value, subsequent
                                                                      transferred contributions       contributions to your
                                                                      may not include any             Guaranteed benefit account
                                                                      after-tax contributions,        value will no longer be
                                                                      including designated Roth       permitted.
                                                                      contributions.
                                                                                                    o You may make subsequent
                                                                                                      contributions to the
                                                                                                      Non-Guaranteed benefit account
                                                                                                      value until the later of
                                                                                                      attained age 71 or the first
                                                                                                      contract date anniversary.

                                                                                                    o A separate QP contract must be
                                                                                                      established for each plan
                                                                                                      participant, even defined
                                                                                                      benefit plan participants.

                                                                                                    o We do not accept contri-
                                                                                                      butions directly from the
                                                                                                      employer.

                                                                                                    o Only one subsequent
                                                                                                      contribution can be made
                                                                                                      during a contract year.

                                                                                                    o Contributions made after age
                                                                                                      70-1/2 must be net of any
                                                                                                      required minimum
                                                                                                      distributions.
------------------------------------------------------------------------------------------------------------------------------------




(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.


31 CONTRACT FEATURES AND BENEFITS

                                    SERIES C


------------------------------------------------------------------------------------------------------------------------------------
               AVAILABLE FOR OWNER AND                                                             ADDITIONAL LIMITATIONS ON
CONTRACT TYPE  ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS          SOURCE OF CONTRIBUTIONS    CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
NQ             0-85                      o $25,000 (initial)            o After-tax money.         o You may make subsequent
                                                                                                     contributions to the
                                         o $500 (subsequent, if         o Paid to us by check        Guaranteed benefit account
                                           permitted)                     or transfer of             value until attained age 75,
                                                                          contract value in a        or if later, the first
                                         o $100  monthly and $300         tax-deferred exchange      contract date anniversary.
                                           quarterly under the            under Section 1035 of      However, once you make a
                                           automatic investment           the Internal Revenue       withdrawal from your
                                           program (subsequent)           Code.                      Guaranteed benefit account
                                                                                                     value, subsequent
                                                                                                     contributions to your
                                                                                                     Guaranteed benefit account
                                                                                                     value will no longer be
                                                                                                     permitted.

                                                                                                   o You any make subsequent
                                                                                                     contributions to the
                                                                                                     Non-Guaranteed benefit account
                                                                                                     value until the later of
                                                                                                     attained age 86 or the first
                                                                                                     contract date anniversary.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.




                                               CONTRACT FEATURES AND BENEFITS 32

------------------------------------------------------------------------------------------------------------------------------------
               AVAILABLE FOR OWNER AND                                                           ADDITIONAL LIMITATIONS ON
CONTRACT TYPE  ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS      SOURCE OF CONTRIBUTIONS      CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Traditional    20-85                     o $25,000 (initial)        o Eligible rollover          o You may make subsequent
IRA                                                                   distributions from           contributions to the
                                         o $50 (subsequent, if        403(b) plans, qualified      Guaranteed benefit account
                                           permitted)                 plans and governmental       value until attained age 75,
                                                                      employer 457(b) plans.       or if later, the first
                                         o $100 monthly and $300                                   contract date anniversary.
                                           quarterly under the      o Rollovers from another       How- ever, once you make a
                                           automatic investment       traditional individual       withdrawal from your
                                           program (subsequent,       retirement arrangement.      Guaranteed benefit account
                                           if permitted)                                           value, subsequent
                                                                    o Direct custodian-to-         contributions to your
                                                                      custodian transfers          Guaranteed benefit account
                                                                      from another traditional     value will no longer be
                                                                      individual retirement        permitted.
                                                                      arrangement.
                                                                                                 o You may make subsequent
                                                                    o Regular IRA contributions.   contributions to the
                                                                                                   Non-Guaranteed benefit
                                                                    o Additional catch-up          account value until the
                                                                      contributions.               later of attained age 86 or
                                                                                                   the first con- tract date
                                                                                                   anniversary.

                                                                                                 o Contributions made after age
                                                                                                   70-1/2 must be net of
                                                                                                   required minimum distri-
                                                                                                   butions; you also cannot
                                                                                                   make regular contributions
                                                                                                   after age 70-1/2.

                                                                                                 o Although we accept regular
                                                                                                   IRA contributions (limited
                                                                                                   to $5,000 per calendar year)
                                                                                                   under traditional IRA
                                                                                                   contracts, we intend that
                                                                                                   the con- tract be used
                                                                                                   primarily for rollover and
                                                                                                   direct transfer
                                                                                                   contributions.

                                                                                                 o Subsequent catch-up
                                                                                                   contributions of up to
                                                                                                   $1,000 per calendar year
                                                                                                   where the owner is at least
                                                                                                   age 50 but under age 70-1/2
                                                                                                   at any time during the
                                                                                                   calendar year for which the
                                                                                                   contribution is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.




33 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
               AVAILABLE FOR OWNER AND                                                           ADDITIONAL LIMITATIONS ON
CONTRACT TYPE  ANNUITANT ISSUE AGES      MINIMUM CONTRIBUTIONS    SOURCE OF CONTRIBUTIONS        CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Roth IRA       20-85                     o $25,000 (initial)      o  Rollovers from another      o You may make subsequent
                                                                     Roth IRA.                     contributions to the
                                         o $50 (subsequent, if                                     Guaranteed benefit account
                                           permitted)             o  Rollovers from a              value until attained age 75,
                                                                     "designated Roth              or if later, the first
                                         o $100 monthly and $300     contribution account"         contract date anniversary.
                                           quarterly under the       under specified               However, once you make a
                                           automatic investment      retirement plans.             withdrawal from your
                                           program (subsequent,                                    Guaranteed benefit account
                                           if permitted)          o  Conversion  rollovers         value, subsequent
                                                                     from a traditional IRA        contributions to your
                                                                     or other eligible             Guaranteed benefit account
                                                                     retirement plan.              value will no longer be
                                                                                                   permitted.

                                                                  o  Direct transfers from       o You may make subsequent
                                                                     another Roth IRA.             contributions to the
                                                                                                   Non-Guaranteed benefit account
                                                                  o  Regular Roth IRA              value until the later of
                                                                     contributions.                attained age 86 or the first
                                                                                                   contract date anniversary.
                                                                  o  Additional catch-up
                                                                     contributions.              o Conversion rollovers after age
                                                                                                   701/2 must be net of required
                                                                                                   minimum distributions for the
                                                                                                   traditional IRA or other
                                                                                                   eligible retirement plan that
                                                                                                   is the source of the
                                                                                                   conversion rollover.

                                                                                                 o Although we accept Roth IRA
                                                                                                   contributions (limited to
                                                                                                   $5,000 per calendar year)
                                                                                                   under Roth IRA contracts, we
                                                                                                   intend that the contract be
                                                                                                   used primarily for rollover
                                                                                                   and direct transfer
                                                                                                   contributions.

                                                                                                 o Subsequent catch-up
                                                                                                   contributions of up to $1,000
                                                                                                   per calendar year where the
                                                                                                   owner is at least 50 at any
                                                                                                   time during the calendar year
                                                                                                   for which the contribution
                                                                                                   is made.
------------------------------------------------------------------------------------------------------------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.




                                               CONTRACT FEATURES AND BENEFITS 34

------------------------------------------------------------------------------------------------------------------------------------
                 AVAILABLE FOR OWNER AND                                                         ADDITIONAL LIMITATIONS ON
CONTRACT TYPE    ANNUITANT ISSUE AGES     MINIMUM CONTRIBUTIONS  SOURCE OF CONTRIBUTIONS         CONTRIBUTIONS TO THE CONTRACT(1)
------------------------------------------------------------------------------------------------------------------------------------
Inherited IRA    0-70                     o $25,000 (initial)    o Direct custodian-to-          o You may make subsequent
Beneficiary                                                        custodian transfers of          contributions to the Guaranteed
con-tinuation                             o $1,000 (subsequent,    your interest as a death        benefit account value until
contract                                    if permitted)          beneficiary of the deceased     attained age 75, or if later,
(traditional                                                       owner's traditional             the first contract date
IRA or                                                             individual retirement           anniversary. How- ever, once you
Roth IRA)                                                          arrangement or Roth IRA to      make a withdrawal from your
                                                                   an IRA of the same type.        Guaranteed benefit account
                                                                                                   value, subsequent contributions
                                                                 o Non-spousal beneficiary         to your Guaranteed benefit
                                                                   direct rollover contribu-       account value will no longer be
                                                                   tions may be made to an         permitted.
                                                                   Inherited IRA contract under
                                                                   specified circumstances to    o You may make subsequent
                                                                   these "Applicable Plans",       contributions to the
                                                                   qualified plans, 403(b)         Non-Guaranteed benefit account
                                                                   plans and governmental          value until the later of
                                                                   employer 457(b) plans.          attained age 86 or the first
                                                                                                   contract date anniversary.

                                                                                                 o Any subsequent contributions
                                                                                                   must be from the same type of
                                                                                                   IRA of the same deceased owner.

                                                                                                 o No additional contributions are
                                                                                                   permitted to Inherited IRA
                                                                                                   contracts issued as a
                                                                                                   Non-spousal beneficiary direct
                                                                                                   rollover from an Applicable
                                                                                                   Plan.
-----------------------------------------------------------------------------------------------  -----------------------------------



(1) Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix V later in the Prospectus to see if additional contributions are permitted in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into the Guaranteed benefit account value at any time.


See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus. Please review your contract for information on contribution limitations.

35 CONTRACT FEATURES AND BENEFITS

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. For Series C contracts, we do not permit partnerships or limited liability corporations to be owners. We also reserve the right to prohibit availability of this contract to other non-natural owners.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code. In all cases, the joint annuitants must be spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. See "Inherited IRA beneficiary continuation contract" later in this section for Inherited IRA owner and annuitant requirements.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex spouses or civil union partners may not be eligible for tax benefits under federal law and in some circumstances will be required to take post-death distributions that dilute or eliminate the value of the contractual benefit.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.


Under QP contracts, the owner must be the qualified plan trust and the annuitant must be a plan participant/employee. See Appendix II at the end of this Prospectus for more information regarding QP contracts.


Certain benefits under your contract, as described in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. Under QP contracts, all benefits are based on the age of the annuitant. In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.


PURCHASE CONSIDERATIONS FOR A CHARITABLE REMAINDER TRUST

(This section only applies to Series B and Series L contracts.)

If you are purchasing the contract to fund a charitable remainder trust and elect a Guaranteed benefit, you should strongly consider "split-funding": that is the trust holds investments in addition to this Retirement Cornerstone(R) Series contract. Charitable remainder trusts are required to take specific distributions. The charitable remainder trust annual withdrawal requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Retirement Cornerstone(R) Series contract is the only source for such distributions, the payments you need to take may significantly reduce the value of those guaranteed benefits. Such amount may be greater than the annual increase in the benefit base for a Guaranteed benefit. Also, the amount may be greater than the Annual withdrawal amount under the GIB. See the discussion of these benefits later in this section.

Series CP(R) and Series C contracts are not available for purchase by charitable remainder trusts.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to an intended Section 1035 tax-free exchange or a direct transfer. We do not accept starter checks or travelers' checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

If your contract is sold by a financial professional of AXA Advisors, AXA Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while AXA Advisors ensures your application is complete and that suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to you within the applicable FINRA time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12 month period beginning on your contract date and each 12 month period after that date is a "contract year." The end of each 12 month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
--------------------------------------------------------------------------------

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


If your financial professional is with a selling broker-dealer other than AXA Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or


                                               CONTRACT FEATURES AND BENEFITS 36
your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.


--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

If you do not elect a Guaranteed benefit at issue, your investment options are limited to the following for the life of the contract:

o Non-Guaranteed benefit variable investment options

o Guaranteed interest option


o the account for special money market dollar cost averaging (Series C and Series CP(R) contracts only)


o the account for special dollar cost averaging (Series B and Series L contracts only)

If you elect a Guaranteed benefit at issue, whether or not you fund the Guaranteed benefits, your investment options are the following:

o Guaranteed benefit variable investment options

o Non-Guaranteed benefit variable investment options

o Guaranteed interest option


o the account for special money market dollar cost averaging (Series C and Series CP(R) contracts only)


o the account for special dollar cost averaging (Series B and Series L contracts only)


Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for future transfers to the Guaranteed benefit variable investment options will fund the Guaranteed benefits you elected when you purchased your contract. These amounts will be included in your Guaranteed benefit bases and will become part of your Guaranteed benefit account value. All amounts allocated to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for Guaranteed benefit variable investment options are subject to the terms and conditions of the Guaranteed benefits you elected.


If you allocate to investment options available to fund your Guaranteed benefits, you may later decide to change your allocation instructions in order to increase, decrease or stop the funding of your Guaranteed benefits. Also, if you elect a Guaranteed benefit at issue, there is no requirement that you must fund it at issue.

IF YOU ELECT A GUARANTEED BENEFIT AT ISSUE AND ALLOCATE ANY AMOUNT TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS OR A SPECIAL DCA PROGRAM WITH AMOUNTS DESIGNATED FOR FUTURE TRANSFERS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE FUNDING THE GUARANTEED BENEFITS IN YOUR CONTRACT. NO OTHER ACTION IS REQUIRED OF YOU. IF YOU DO NOT WISH TO FUND A GUARANTEED BENEFIT, YOU SHOULD NOT ALLOCATE CONTRIBUTIONS OR MAKE TRANSFERS TO YOUR GUARANTEED BENEFIT ACCOUNT VALUE. SEE "ALLOCATING YOUR CONTRIBUTIONS" LATER IN THIS PROSPECTUS.


Once you allocate amounts to the Guaranteed benefit variable investment options, such amounts may be transferred among the Guaranteed benefit variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Non-Guaranteed benefit variable investment options or the guaranteed interest option. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. For more information, see "Transferring your money among investment options" later in this Prospectus.


The table below shows the current Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options available to you. It is important to note that the Guaranteed benefit variable investment options are also available as Non-Guaranteed benefit variable investment options. The Guaranteed benefit variable investment options invest in the same portfolios as the corresponding Non-Guaranteed benefit variable investment options. To show that these options are available both with and without a Guaranteed benefit, our contract applications, administrative forms and website often show separate lists for the Guaranteed benefit variable investment options and the Non-Guaranteed benefit variable investment options using the prefix "GB" for the Guaranteed benefit variable investment options. We do this so we can easily indicate those amounts you wish to have allocated in connection with your Guaranteed benefit(s) and those amounts you wish to have allocated to your Non-Guaranteed benefit account value.


--------------------------------------------------------------------------------
*GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------
AXA STRATEGIC ALLOCATION
--------------------------------------------------------------------------------
o GB AXA Balanced Strategy                     o GB AXA Conservative Strategy
o GB AXA Conservative Growth Strategy          o GB AXA Moderate Growth Strategy
--------------------------------------------------------------------------------
FIXED INCOME
--------------------------------------------------------------------------------
o GB EQ/Core Bond Index
o GB EQ/Intermediate Government Bond Index
--------------------------------------------------------------------------------


37 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------
EQUITY
------------------------------------------------------------------------------------
o GB AXA Growth Strategy                  o GB AXA Tactical Manager 400
o GB AXA Tactical Manager                 o GB AXA Tactical Manager 500
  International                           o GB AXA Tactical Manager 2000
------------------------------------------------------------------------------------
NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS
------------------------------------------------------------------------------------
o All Asset Allocation                    o EQ/Templeton Global Equity
o AllianceBernstein VPS Balanced Wealth   o EQ/Van Kampen Comstock
  Strategy                                o EQ/Wells Fargo Omega Growth
o AllianceBernstein VPS International     o Fidelity(R) VIP Asset Manager: Growth(R)
  Growth                                  o Fidelity(R) VIP Contrafund(R)
o American Century VP Large Company       o Fidelity(R) VIP Freedom 2015
  Value                                   o Fidelity(R) VIP Freedom 2020
o American Century VP Mid Cap Value       o Fidelity(R) VIP Freedom 2025
o AXA Aggressive Allocation               o Fidelity(R) VIP Freedom 2030
o AXA Moderate Allocation                 o Fidelity(R) VIP Mid Cap
o AXA Moderate-Plus Allocation            o Fidelity(R) VIP Strategic Income
o AXA Balanced Strategy                   o Franklin Income Securities
o AXA Conservative Growth Strategy        o Franklin Strategic Income Securities
o AXA Conservative Strategy               o Franklin Templeton VIP Founding Funds
o AXA Growth Strategy                       Allocation
o AXA Moderate Growth Strategy            o Mutual Shares Securities
o AXA Tactical Manager 400                o Templeton Developing Markets
o AXA Tactical Manager 500                  Securities
o AXA Tactical Manager 2000               o Templeton Foreign Securities
o AXA Tactical Manager International      o Templeton Global Bond Securities
o BlackRock Global Allocation V.I. Fund   o Templeton Growth Securities
o BlackRock Large Cap Growth V.I. Fund    o Goldman Sachs VIT Mid Cap Value
o EQ/AllianceBernstein Small Cap          o Invesco V.I. Dividend Growth
  Growth                                  o Invesco V.I. Global Real Estate
o EQ/AXA Franklin Small Cap Value Core    o Invesco V.I. High Yield
o EQ/BlackRock Basic Value Equity         o Invesco V.I. International Growth
o EQ/Boston Advisors Equity Income        o Invesco V.I. Leisure
o EQ/Capital Guardian Research            o Invesco V.I. Mid Cap Core Equity
o EQ/Common Stock Index                   o Invesco V.I. Small Cap Equity
o EQ/Core Bond Index                      o Ivy Funds VIP Asset Strategy
o EQ/Davis New York Venture               o Ivy Funds VIP Dividend Opportunities
o EQ/Equity 500 Index                     o Ivy Funds VIP Energy
o EQ/Franklin Core Balanced               o Ivy Funds VIP Global Natural Resources
o EQ/Franklin Templeton Allocation        o Ivy Funds VIP High Income
o EQ/GAMCO Mergers and Acquisitions       o Ivy Funds VIP Mid Cap Growth
o EQ/GAMCO Small Company Value            o Ivy Funds VIP Science & Technology
o EQ/Global Bond PLUS                     o Ivy Funds VIP Small Cap Growth
o EQ/Global Multi-Sector Equity           o Lazard Retirement Emerging Markets
o EQ/Intermediate Government Bond           Equity
  Index                                   o Lord Abbett Bond Debenture
o EQ/International Core PLUS              o Lord Abbett Classic Stock
o EQ/International ETF                    o Lord Abbett Growth Opportunities
o EQ/International Equity Index           o MFS(R) International Value
o EQ/International Value PLUS             o MFS(R) Investors Growth Stock Series
o EQ/JPMorgan Value Opportunities         o MFS(R) Investors Trust Series
o EQ/Large Cap Growth Index               o MFS(R) Technology
o EQ/Large Cap Growth PLUS                o MFS(R) Utilities Series
o EQ/Large Cap Value Index                o PIMCO VIT CommodityRealReturn(R)
o EQ/Large Cap Value PLUS                   Strategy
o EQ/MFS International Growth             o PIMCO VIT Emerging Markets Bond
o EQ/Mid Cap Index                        o PIMCO VIT Real Return Strategy
o EQ/Mid Cap Value PLUS                   o PIMCO VIT Total Return
o EQ/Money Market                         o ProFund VP Bear
o EQ/Montag & Caldwell Growth             o ProFund VP Biotechnology
o EQ/Morgan Stanley Mid Cap Growth        o Rydex|SGI VT Alternative Strategies
o EQ/Mutual Large Cap Equity                Allocation
o EQ/Oppenheimer Global                   o Rydex|SGI VT Managed Futures
o EQ/PIMCO Ultra Short Bond                 Strategy
o EQ/Small Company Index                  o T.Rowe Price Health Sciences
o EQ/T. Rowe Price Growth Stock             Portfolio II
                                          o Van Eck VIP Global Hard Assets
--------------------------------------------------------------------------------



Only amounts allocated to a Special DCA program designated for a Guaranteed benefit variable investment option will be included in the Guaranteed benefit account value. All other amounts allocated to a Special DCA program will be included in your Non-Guaranteed benefit account value. As discussed later in this section, the Special DCA programs allow you to gradually allocate amounts to available investment options through periodic transfers. You can allocate to either or both Non-Guaranteed and Guaranteed benefit variable investment options as part of your Special DCA program. See "Allocating your contributions" later in this section.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying Portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available Portfolios, their investment objectives their investment manager(s) and/or sub-adviser(s). We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Guaranteed benefit variable investment options) and to limit the number of variable investment options which you may elect.

                                               CONTRACT FEATURES AND BENEFITS 38

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Strategic Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of the contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Portfolios than certain other Portfolios available to you under your contract. In addition, the AXA Strategic Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risk associated with certain guaranteed features based on its selection of underlying portfolios in which each AXA Strategic Allocation Portfolio invests. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.




------------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST PORTFOLIO   SHARE                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    CLASS      OBJECTIVE                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION         Class A    Seeks long-term capital appreciation.   o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION           Class A    Seeks long-term capital appreciation    o AXA Equitable Funds Management Group, LLC
                                             and current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION      Class A    Seeks long-term capital appreciation    o AXA Equitable Funds Management Group, LLC
                                             and current income, with a greater
                                             emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                 SHARE                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    CLASS      OBJECTIVE                               APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION              Class IA   Seeks long-term capital appreciation    o AXA Equitable Funds Management Group, LLC
                                             and current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY(1)          Class IB   Seeks long-term capital appreciation    o AXA Equitable Funds Management Group, LLC
                                             and current income
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH           Class IB   Seeks current income and growth of      o AXA Equitable Funds Management Group, LLC
STRATEGY(1)                                  capital, with a greater emphasis on
                                             current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY(1)      Class IB   Seeks a high level of current income.   o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY(1)            Class IB   Seeks long-term capital appreciation    o AXA Equitable Funds Management Group, LLC
                                             and current income, with a greater
                                             emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



39 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                 SHARE                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    CLASS      OBJECTIVE                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH              Class IB    Seeks long-term capital appreciation      o AXA Equitable Funds Management Group, LLC
STRATEGY(1)                                  and current income, with a greater
                                             emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400(1)      Class IB    Seeks to achieve long-term growth of      o AllianceBernstein L.P. AXA Equitable Funds
                                             capital with an emphasis on               o Management Group, LLC BlackRock Investment
                                             risk-adjusted returns and lower           o Management, LLC
                                             volatility over a full market cycle
                                             relative to traditional equity funds
                                             and equity market indexes, by
                                             investing in a combination of long and
                                             short positions on equity securities
                                             of mid-capitalization companies,
                                             including securities in the Standard &
                                             Poor's MidCap 400 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500(1)      Class IB    Seeks to achieve long-term growth of      o AllianceBernstein L.P. AXA Equitable Funds
                                             capital with an emphasis on               o Management Group, LLC BlackRock Investment
                                             risk-adjusted returns and lower           o Management, LLC
                                             volatility over a full market cycle
                                             relative to traditional equity funds
                                             and equity market indexes, by
                                             investing in a combination of long and
                                             short positions on equity securities
                                             of large-capitalization companies,
                                             including securities in the Standard &
                                             Poor's 500 Composite Stock Price
                                             Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000(1)     Class IB    Seeks to achieve long-term growth of      o AllianceBernstein L.P. AXA Equitable Funds
                                             capital with an emphasis on               o Management Group, LLC BlackRock Investment
                                             risk-adjusted returns and lower           o Management, LLC
                                             volatility over a full market cycle
                                             relative to traditional equity funds
                                             and equity market indexes, by
                                             investing in a combination of long and
                                             short positions on equity securities
                                             of small-capitalization companies,
                                             including securities in the Russell
                                             2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER             Class IB    Seeks to achieve long-term growth of      o AllianceBernstein L.P. AXA Equitable Funds
INTERNATIONAL(1)                             capital with an emphasis on               o Management Group, LLC BlackRock Investment
                                             risk-adjusted returns and lower           o Management, LLC
                                             volatility over a full market cycle
                                             relative to traditional equity funds
                                             and equity market indexes, by
                                             investing in a combination of long and
                                             short positions on equity securities
                                             of foreign companies, including
                                             securities in the Morgan Stanley
                                             Capital International EAFE Index, ASX
                                             SPI 200 Index, Dow Jones EURO STOXX 50
                                             Index, FTSE 100 Index and the Tokyo
                                             Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP   Class IA    Seeks to achieve long-term growth of      o AllianceBernstein L.P.
GROWTH                                       capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP        Class IA    Seeks to achieve long-term total          o AXA Equitable Funds Management Group, LLC
VALUE CORE                                   return.                                   o BlackRock Investment Management, LLC
                                                                                       o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE         Class IA    Seeks to achieve capital appreciation     o BlackRock Investment Management, LLC
EQUITY                                       and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY        Class IA    Seeks a combination of growth and         o Boston Advisors, LLC
INCOME                                       income to achieve an above-average and
                                             consistent total return.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 40

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                 SHARE                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    CLASS      OBJECTIVE                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH(3)     Class IA   Seeks to achieve long-term growth of      o Capital Guardian Trust Company
                                             capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH      Class IA   Seeks to achieve long-term growth of      o Capital Guardian Trust Company
                                             capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX             Class IA   Seeks to achieve a total return before    o AllianceBernstein L.P.
                                             expenses that approximates the total
                                             return performance of the Russell 3000
                                             Index, including reinvestment of
                                             dividends, at a risk level consistent
                                             with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX(1)             Class IB   Seeks to achieve a total return before    o SSgA Funds Management, Inc.
                                             expenses that approximates the total
                                             return performance of the Barclays
                                             Capital Intermediate U.S.
                                             Government/Credit Index, including
                                             reinvestment of dividends, at a risk
                                             level consistent with that of the
                                             Barclays Capital Intermediate U.S.
                                             Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE         Class IA   Seeks to achieve long-term growth of      o Davis Selected Advisors, L.P.
                                             capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX               Class IA   Seeks to achieve a total return before    o AllianceBernstein L.P.
                                             expenses that approximates the total
                                             return performance of the S&P 500
                                             Index, including reinvestment of
                                             dividends, at a risk level consistent
                                             with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED         Class IA   Seeks to maximize income while            o AXA Equitable Funds Management Group, LLC
                                             maintaining prospects for capital
                                             appreciation.
                                                                                       o BlackRock Investment Management, LLC
                                                                                       o Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION  Class IA   Primarily seeks capital appreciation      o AXA Equitable Funds Management Group, LLC
                                             and secondarily seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND              Class IA   Seeks to achieve capital appreciation.    o GAMCO Asset Management, Inc.
ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE      Class IA   Seeks to maximize capital                 o GAMCO Asset Management, Inc.
                                             appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS               Class IA   Seeks to achieve capital growth and       o AXA Equitable Funds Management Group, LLC
                                             current income.                           o BlackRock Investment Management, LLC
                                                                                       o First International Advisors, LLC
                                                                                       o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY     Class IA   Seeks to achieve long-term capital        o AXA Equitable Funds Management Group, LLC
                                             appreciation.                             o BlackRock Investment Management, LLC
                                                                                       o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------


41 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                 SHARE                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    CLASS      OBJECTIVE                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND   Class IB   Seeks to achieve a total return before    o SSgA Funds Management, Inc.
INDEX(1)                                     expenses that approximates the total
                                             return performance of the Barclays
                                             Capital Intermediate U.S. Government
                                             Bond Index, including reinvestment of
                                             dividends, at a risk level consistent
                                             with that of the Barclays Capital
                                             Intermediate U.S. Government Bond Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS        Class IA   Seeks to achieve long-term growth of      o AXA Equitable Funds Management Group, LLC
                                             capital.                                  o BlackRock Investment Management, LLC
                                                                                       o Hirayama Investments, LLC
                                                                                       o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF              Class IA   Seeks long-term capital appreciation.     o AXA Equitable Funds Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX(4)  Class IA   Seeks to achieve a total return           o AllianceBernstein L.P.
                                             (before expenses) that approximates
                                             the total return performance of a
                                             composite index comprised of 40% Dow
                                             Jones EURO STOXX 50 Index, 25% FTSE
                                             100 Index, 25% TOPIX Index and 10%
                                             S&P/ASX 200 Index, including
                                             reinvestment of dividends, at a risk
                                             level consistent with that of the
                                             composite index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE PLUS       Class IA   Seeks to provide current income and       o AXA Equitable Funds Management Group, LLC
                                             long-term growth of income,               o BlackRock Investment Management, LLC
                                             accompanied by growth of capital.         o Northern Cross, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES   Class IA   Seeks to achieve long-term capital        o J.P. Morgan Investment Management Inc.
                                             appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX         Class IA   Seeks to achieve a total return before    o AllianceBernstein L.P.
                                             expenses that approximates the total
                                             return performance of the Russell 1000
                                             Growth Index, including reinvestment
                                             of dividends at a risk level consistent
                                             with that of the Russell 1000 Growth
                                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS          Class IA   Seeks to provide long-term capital        o AXA Equitable Funds Management Group, LLC
                                             growth.                                   o BlackRock Investment Management, LLC
                                                                                       o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX          Class IA   Seeks to achieve a total return before    o SSgA Funds Management, Inc.
                                             expenses that approximates the total
                                             return performance of the Russell 1000
                                             Value Index, including reinvestment of
                                             dividends, at a risk level consistent
                                             with that of the Russell 1000 Value
                                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS           Class IA   Seeks to achieve long-term growth of      o AllianceBernstein L.P. AXA Equitable Funds
                                             capital.                                  o Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH(5)    Class IA   Seeks to achieve capital appreciation.    o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 42

------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST                 SHARE                                                INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    CLASS      OBJECTIVE                                 APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX                  Class IA   Seeks to achieve a total return before    o SSgA Funds Management, Inc.
                                             expenses that approximates the total
                                             return performance of the S&P Mid Cap
                                             400 Index, including reinvestment of
                                             dividends, at a risk level consistent
                                             with that of the S&P Mid Cap 400
                                             Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS             Class IA   Seeks to achieve long-term capital        o AXA Equitable Funds Management Group, LLC
                                             appreciation.                             o BlackRock Investment Management, LLC
                                                                                       o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                   Class IA   Seeks to obtain a high level of           o The Dreyfus Corporation
                                             current income, preserve its assets
                                             and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH       Class IA   Seeks to achieve capital appreciation.    o Montag & Caldwell, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH  Class IA   Seeks to achieve capital growth.          o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY        Class IA   Seeks to achieve capital appreciation,    o AXA Equitable Funds Management Group, LLC
                                             which may occasionally be short-term,     o BlackRock Investment Management, LLC
                                             and secondarily, income.                  o Franklin Mutual Advisers, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL             Class IA   Seeks to achieve capital appreciation.    o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND         Class IA   Seeks to generate a return in excess      o Pacific Investment Management Company, LLC
                                             of traditional money market products
                                             while maintaining an emphasis on
                                             preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX            Class IA   Seeks to replicate as closely as          o AllianceBernstein L.P.
                                             possible (before the deduction of
                                             Portfolio expenses) the total return
                                             of the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK     Class IA   Seeks to achieve long-term capital        o T. Rowe Price Associates, Inc.
                                             appreciation and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY        Class IA   Seeks to achieve long-term capital        o AXA Equitable Funds Management Group, LLC
                                             growth.                                   o BlackRock Investment Management, LLC
                                                                                       o Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK            Class IA   Seeks to achieve capital growth and       o Invesco Advisers, Inc.
                                             income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA GROWTH(2)    Class IB   Seeks to achieve long-term capital        o Wells Capital Management, Inc.
                                             growth.
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                            APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVIDEND GROWTH      The fund's investment objective is to provide        o Invesco Advisers, Inc.
FUND(7)                           reasonable current income and long-term growth
                                  of income and capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE   The fund's investment objective is total return      o Invesco Advisers, Inc. Invesco Asset
FUND                              through growth of capital and current income.        o Management Limited
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND(2)   The fund's investment objective is total return      o Invesco Advisers, Inc.
                                  comprised of current income and capital
                                  appreciation.
------------------------------------------------------------------------------------------------------------------------------------


43 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE
FUNDS) - SERIES II                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                   OBJECTIVE                                            APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL       The fund's investment objective is long-term growth  o Invesco Advisers, Inc.
GROWTH FUND                      of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. LEISURE FUND        The fund's investment objective is long-term growth  o Invesco Advisers, Inc.
                                 of  capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE        The fund's investment objective is long-term growth  o Invesco Advisers, Inc.
EQUITY FUND                      of capital.
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY    The fund's investment objective is long-term growth  o Invesco Advisers, Inc.
FUND                             of  capital.
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC. -
CLASS B                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                   OBJECTIVE                                            APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS            The Portfolio's investment objective is to maximize  o AllianceBernstein L.P.
BALANCED WEALTH STRATEGY         total return consistent with the Adviser's
PORTFOLIO                        determination of  reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS            The Portfolio's investment objective is long-term    o AllianceBernstein L.P.
INTERNATIONAL GROWTH             growth
PORTFOLIO                        of capital.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC. - CLASS II                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                   OBJECTIVE                                            APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE        The fund seeks long-term capital growth. Income is   o American Century Investment Management, Inc.
COMPANY VALUE FUND               a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP      The fund seeks long-term capital growth. Income is   o American Century Investment Management, Inc.
VALUE FUND                       a secondary objective.
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES
FUNDS, INC. - CLASS III                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                   OBJECTIVE                                            APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL                 To seek high total investment return.                o BlackRock Advisors, LLC
ALLOCATION V.I. FUND                                                                  o BlackRock International Limited
                                                                                      o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH       Seeks long-term capital growth.                      o BlackRock Advisors, LLC
V.I. FUND                                                                             o BlackRock Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE
CLASS 2                                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                   OBJECTIVE                                            APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER:   Seeks to maximize total return by allocating its     o Fidelity Management & Research Company (FMR)
GROWTH(R) PORTFOLIO              assets among stocks, bonds, short-term
                                 instruments, and other investments.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)    Seeks long-term capital appreciation.                o Fidelity Management & Research
PORTFOLIO                                                                               Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015     The fund seeks high total return with a secondary    o Strategic Advisers
PORTFOLIO(2)                     objective of principal preservation as the fund
                                 approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2020     The fund seeks high total return with a secondary    o Strategic Advisers
PORTFOLIO(2)                     objective of principal preservation as the fund
                                 approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2025     The fund seeks high total return with a secondary    o Strategic Advisers
PORTFOLIO(2)                     objective of principal preservation as the fund
                                 approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2030     The fund seeks high total return with a secondary    o Strategic Advisers
PORTFOLIO(2)                     objective of principal preservation as the fund
                                 approaches its target date and beyond.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 44

------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS (VIP) - SERVICE CLASS 2                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO Seeks long-term growth of capital.                 o Fidelity Management & Research Company (FMR)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME  Seeks a high level of current income. The fund     o Fidelity Management & Research Company (FMR)
PORTFOLIO                         may also seek capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST -
CLASS 2                                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND   The Fund's investment goal is to maximize income   o Franklin Advisers, Inc.
                                  while maintaining prospects for capital
                                  appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME         The Fund's principal investment goal is to earn a  o Franklin Advisers, Inc.
SECURITIES FUND                   high level of current income. Its secondary goal
                                  is long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING   The Fund's principal investment goal is capital    o Franklin Advisers, Inc.(6)
FUNDS ALLOCATION FUND             appreciation. Its secondary goal is income.        o Franklin Mutual Advisers, LLC(6)
                                                                                     o Templeton Global Advisors, Limited(6)
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND     The Fund's principal investment goal is capital    o Franklin Mutual Advisers, LLC
                                  appreciation. Its secondary goal is income.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS      Seeks long-term capital appreciation.              o Templeton Asset Management Ltd.
SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES      Seeks long-term capital growth.                    o Templeton Investment Counsel, LLC
FUND
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES  Seeks high current income, consistent with         o Franklin Advisers, Inc.
FUND                              preservation of capital. Capital appreciation is
                                  a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND  The Fund's investment goal is long-term capital    o Templeton Global Advisors, Limited
                                  growth.
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE
TRUST - SERVICE SHARES                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE   Seeks long-term capital appreciation.              o Goldman Sachs Asset Management, L.P.
FUND
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE
INSURANCE PORTFOLIOS                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY(2)   To seek high total return over the long term.      o Waddell & Reed Investment Management Company
                                                                                       (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND            Seeks to provide total return.                     o Waddell & Reed Investment Management Company
OPPORTUNITIES                                                                          (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY              Seeks to provide long-term capital appreciation.   o Waddell & Reed Investment Management Company
                                                                                       (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL      Seeks to provide long-term growth. Any income      o Waddell & Reed Investment Management Company
RESOURCES                         realized will be incidental.                         (WRIMCO)
                                                                                     o MacKenzie Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME         Seeks, as its primary objective, a high level of   o Waddell & Reed Investment Management Company
                                  current income. As a secondary objective, the        (WRIMCO)
                                  Portfolio seeks capital growth when consistent
                                  with its primary objective.
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH      Seeks to provide growth of your investment.        o Waddell & Reed Investment Management Company
                                                                                       (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE &           Seeks long-term growth of capital.                 o Waddell & Reed Investment Management Company
TECHNOLOGY                                                                             (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH    Seeks growth of capital.                           o Waddell & Reed Investment Management Company
                                                                                       (WRIMCO)
------------------------------------------------------------------------------------------------------------------------------------


45 CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. -
SERVICE SHARES                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING        Seeks long-term capital appreciation.              o Lazard Asset Management LLC
MARKETS EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. -
CLASS VC                                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE        The fund's investment objective is to seek high    o Lord, Abbett & Co. LLC.
PORTFOLIO (VC)(2)                 current income and the opportunity for capital
                                  appreciation to produce a high total return.

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK         The fund's investment objective is growth of       o Lord, Abbett & Co. LLC.
PORTFOLIO (VC)(2)                 capital and growth of income consistent with
                                  reasonable risk.
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH OPPORTUNITIES  The fund's investment objective is capital         o Lord, Abbett & Co. LLC.
PORTFOLIO (VC)(2)                 appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTS -
SERVICE CLASS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE        The fund's investment objective is to seek         o Massachusetts Financial Services
PORTFOLIO                         capital appreciation.                                Company

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK     The fund's investment objective is to seek         o Massachusetts Financial Services
SERIES                            capital appreciation.                                Company

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES     The fund's investment objective is to seek         o Massachusetts Financial Services
                                  capital appreciation.                                Company

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO       The fund's investment objective is to seek         o Massachusetts Financial Services
                                  capital appreciation.                                Company

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES           The fund's investment objective is to seek total   o Massachusetts Financial Services
                                  return.                                              Company
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST -
ADVISOR CLASS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN(R)  Seeks maximum real return consistent with prudent  o Pacific Investment Management Company LLC
STRATEGY PORTFOLIO                investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND   Seeks maximum total return, consistent with        o Pacific Investment Management
PORTFOLIO                         preservation of capital and prudent investment       Company LLC
                                  management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN             Seeks maximum real return, consistent with         o Pacific Investment Management
STRATEGY PORTFOLIO                preservation of real capital and prudent             Company LLC
                                  investment management.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO  Seeks maximum total return, consistent with        o Pacific Investment Management
                                  preservation of capital and prudent investment       Company LLC
                                  management.
------------------------------------------------------------------------------------------------------------------------------------
PROFUNDS VP                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR                   Seeks daily investment results, before fees and    o ProFund Advisors LLC
                                  expenses, that correspond to the inverse
                                  (opposite) of the daily performance of the S&P
                                  500(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY          Seeks daily investment results, before fees and    o ProFund Advisors LLC
                                  expenses,  that correspond to the daily
                                  performance of the Dow Jones U.S. BiotechnologySM
                                  Index.
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
PORTFOLIO NAME                    OBJECTIVE                                          APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT ALTERNATIVE          Seeks to deliver a return that has a low           o Security Global Investors, LLC, which
STRATEGIES ALLOCATION FUND(2)     correlation to the returns of traditional stock      oper-ates under the name Security Global
                                  and bond asset classes as well as provide capital    Investors.
                                  appreciation.
------------------------------------------------------------------------------------------------------------------------------------


                                               CONTRACT FEATURES AND BENEFITS 46

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                   OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
RYDEX|SGI VT MANAGED FUTURES     Seeks to provide investment results that match     o Security Global Investors, LLC, which
STRATEGY FUND(2)                 the performance of a benchmark for measuring         operates under the name Security Global
                                 trends in the commodity and financial futures        Investors.
                                 markets. The Fund's current benchmark is the
                                 Standard & Poor's Diversified Trends Indicator(R)
                                 (the "benchmark" or the "S&P DTI").
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES,
INC.                                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                   OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES    Seeks long-term capital appreciation.              o T. Rowe Price Associates, Inc.
PORTFOLIO - II
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP TRUST - S CLASS                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
PORTFOLIO NAME                   OBJECTIVE                                          AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS   Seeks long-term capital appreciation by investing  o Van Eck Associates Corporation
FUND                             primarily in "hard asset" securities. Income is
                                 a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------





(1) This variable investment option is also available as a Guaranteed benefit variable investment option should you elect a Guaranteed benefit and wish to fund it. The Guaranteed benefit variable investment option version of these funds will be identified with the prefix "GB." For more information, please see "What are your investment options under the contract?" earlier in this section.

(2) This variable investment option will become available on or about May 20, 2011.

(3) Effective on or about May 20, 2011, subject to regulatory and shareholder approvals, interests in the EQ/Large Cap Growth PLUS investment option (the "surviving option") will replace interests in the EQ/Capital Guardian Growth investment option (the "replaced option"). We will move the assets from the replaced option into the surviving option on the date of the scheduled merger. The value of your interest in the surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to the replaced option will be considered as an allocation election to the surviving option.

(4) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/AllianceBernstein International.

(5) This is the Portfolio's new name, effective on or about May 20, 2011, subject to regulatory approval. The Portfolio's former name was EQ/International Growth.

(6) Franklin Templeton VIP Founding Funds Allocation Fund is a fund-of-funds. Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited are the investment managers of the underlying funds. Franklin Templeton Services, LLC serves as the Fund's administrator.

(7) On April 1, 2011, the shareholders of the Invesco V.I. Financial Services Fund approved the Agreement and Plan of Reorganization (the "Reorganization") between Invesco V.I. Financial Services Fund and Invesco V.I. Dividend Growth Fund to take place on or about April 29, 2011. Accordingly, interests in the Invesco V.I. Dividend Growth Fund (the "surviving option") replaced interests in the Invesco V.I. Financial Services Fund (the "replaced option"). On the date of the Reorganization, we moved the assets from the replaced option into the surviving option. The value of your interest in the surviving option is the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to the replaced option is considered an allocation election to the surviving option. Also, until our administrative systems are fully updated in late May 2011, statements you receive from us may reflect the Invesco V.I. Financial Services Fund.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

47 CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus. Any amounts allocated to the guaranteed interest option will not be included in your Guaranteed benefit account value.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, based on our discretion and according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before the deduction of annual administrative charges, and any withdrawal charges (if applicable). See Appendix V later in this Prospectus for more information on state variations that may apply.

Depending on the state where your contract is issued, your lifetime minimum rate ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2011 is 1.00%, 1.25%, 1.5% or 3% depending on your lifetime minimum rate. Current interest rates will never be less than the yearly guaranteed interest rate.

Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING. (Series B and L contracts only) The account for special dollar cost averaging is part of our general account. We pay interest at enhanced guaranteed rates in this account for specified time periods. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, based on our discretion and according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. Your guaranteed interest rate for the time period you select will be shown in your contract for an initial contribution. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Dollar cost averaging" later in this section for rules and restrictions that apply to the account for special dollar cost averaging.


ALLOCATING YOUR CONTRIBUTIONS


You may allocate your contributions to the Non-Guaranteed benefit variable investment options, the guaranteed interest option or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). If you elect a Guaranteed benefit, you may also allocate contributions to the Guaranteed benefit variable investment options or one of our Special DCA programs (depending on what series of Retirement Cornerstone(R) you purchase). Also, we limit the number of variable investment options which you may elect. We may, at any time, exercise our right to terminate transfers to any of the variable investment options.


Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for future transfers to the Guaranteed benefit variable investment options will fund the Guaranteed benefits you elected. These amounts will be used to calculate your Guaranteed benefit bases and will become part of your Guaranteed benefit account value.

For example:

You purchase a Series B contract with an initial contribution of $100,000 and elect the GIB. You allocate $60,000 to the Guaranteed benefit variable investment options and $40,000 to the Non-Guaranteed benefit variable investment options. The $60,000 will be included in your Guaranteed benefit account value and will be used to calculate your Guaranteed benefit base(s). $40,000 will be included in your Non-Guaranteed benefit account value.


Allocations must be whole percentages and you may change your allocations at any time. No more than 25% of any contribution to the contract may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. We reserve the right to discontinue, and/or place additional limitations on, contributions and transfers to any of the variable investment options, including the Guaranteed benefit variable investment options. We also reserve the right to discontinue acceptance of contributions into the contract. See "Additional limitations on contributions to the contract" in the table in "How you can purchase and contribute to your contract" under "Contract features and benefits."


It is important to note that the contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him or her regarding any different arrangements that may apply.


CUSTOM SELECTION RULES (APPLICABLE TO GUARANTEED BENEFIT ACCOUNT VALUE ONLY)

For allocations to your Guaranteed benefit account value, you must allocate your contributions and transfers in accordance with our Custom Selection Rules. The Custom Selection Rules require that all of your Guaranteed benefit account value be allocated according to the category and investment option limits described below. Allocations to the Guaranteed benefit account value may be made through contributions and transfers from your Non-Guaranteed benefit account value. Those programs are discussed later in this section. These Custom Selection Rules do not apply to amounts allocated to your Non-Guaranteed benefit account value.


                                               CONTRACT FEATURES AND BENEFITS 48

Your Guaranteed benefit account value must be allocated among the Guaranteed benefit variable investment options in the following three categories:

CATEGORY 1 -- AXA STRATEGIC ALLOCATION

   GB AXA Balanced Strategy
   GB AXA Conservative Growth Strategy
   GB AXA Conservative Strategy
   GB AXA Moderate Growth Strategy

CATEGORY 2 -- FIXED INCOME

   GB EQ/Core Bond Index
   GB EQ/Intermediate Government Bond Index

CATEGORY 3 -- EQUITY

   GB AXA Growth Strategy
   GB AXA Tactical Manager International
   GB AXA Tactical Manager 400
   GB AXA Tactical Manager 500
   GB AXA Tactical Manager 2000

Your contributions in the three categories must also generally be allocated according to the following category and investment option limits.

CATEGORY AND INVESTMENT OPTION LIMITS. The chart below sets forth the general category and investment option limits.



--------------------------------------------------------------------------------
                                          CATEGORY
                        --------------------------------------------------------
                        1. STRATEGIC      2. FIXED       3. EQUITY
                         ALLOCATION         INCOME
--------------------------------------------------------------------------------
Maximum for category        None(1)         None          60%
Minimum for category        None            40%(2)          None
Maximum for each            None            None          10%(3)
option
--------------------------------------------------------------------------------




(1) If there is any allocation to Category 3, there is a 40% minimum allocation requirement to Category 2, thus limiting the amount that may be allocated to Category 1.

(2) Applies only if there is any allocation to Category 3.

(3) GB AXA Tactical Manager 400 and GB AXA Tactical Manager 2000 have a 10% maximum limit individually. GB AXA Growth Strategy, GB AXA Tactical Manager International and GB AXA Tactical Manager 500 are not subject to a per fund maximum.

There are no minimum allocations for any one Guaranteed benefit variable investment option. Allocations must be in whole percentages. Your ability to allocate contributions to investment options may be subject to restrictions in certain states. See Appendix V later in this Prospectus for more information on state variations of certain features and benefits.

We reserve the right to change our Custom Selection Rules at any time. We also reserve the right to discontinue, and/or place additional limitations on, contributions and transfers into any or all Guaranteed benefit variable investment options, either directly or through one of our Special DCA programs. IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).

POSSIBLE CHANGES TO THE CUSTOM SELECTION RULES. We may in the future revise the category limits; the categories themselves; the investment option limits; and the variable investment options within each category.

We may in the future revise the category limits, the investment limits, the categories themselves, and the investment options within each category, as well as combine the investment options within the same or in different categories (collectively, "category and investment option limits").

If we change our Custom Selection Rules, please note the following:

o Any amounts you have allocated among the Guaranteed benefit variable investment options will not be automatically reallocated to conform with the new Custom Selection Rules.

o If your allocation instructions on file prior to a change to our Custom Selection Rules do not comply with our new Custom Selection Rules:

   -- you will not be automatically required to change your allocation instructions;

   -- if you make a subsequent contribution, you will not be required to change your allocation instructions; or

   -- if you initiate a transfer, you will be required to change your instructions.

o Any change to your allocation instructions must comply with our new Custom Selection Rules. Your new allocation instructions will apply to all future transactions, including subsequent contributions, transfers and rebalancing.

AUTOMATIC QUARTERLY REBALANCING Other than amounts attributable to a Special DCA program that are designated for your Guaranteed benefit variable investment options, your Guaranteed benefit variable investment options will be rebalanced automatically every three months which begins three months from your contract date. Rebalancing will occur on the same day of the month as your contract date. If that date is after the 28th of a month, rebalancing will occur on the first business day of the following month. If the date occurs on a date other than a business day, the rebalancing will occur on the next business day. Rebalancing for the last quarter of a contract year will occur on the contract date anniversary. If this date occurs on a day other than a business day, the rebalance will occur on the business day immediately preceding the contract date anniversary. When we rebalance, we will transfer amounts among the Guaranteed benefit variable investment options so that the percentage of your Guaranteed benefit account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have received from you. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change. You may request a rebalancing on the transaction date of a subsequent contribution.

A transfer among the Guaranteed benefit variable investment options does not automatically change your allocation instructions for the rebalancing of your Guaranteed benefit account value on a quarterly basis. This means that upon the next scheduled rebalancing, we will transfer amounts among your Guaranteed benefit variable investment options pursuant to the allocation instructions on file. If you wish to change allocation instructions for the quarterly rebalancing, these instructions must meet current category and investment option limits and must be in writing on a form we provide.


49 CONTRACT FEATURES AND BENEFITS

If we change our Custom Selection Rules, your quarterly rebalancing will continue in accordance with your existing allocation instructions, unless you submit new allocation instructions.

If we discontinue contributions and transfers to the Guaranteed benefit variable investment options, we reserve the right to default any subsequent contribution or transfer to the corresponding Non-Guaranteed benefit variable investment option, which invests in the same underlying portfolio.

We may offer an optional rebalancing program for amounts allocated to your Non-Guaranteed benefit variable investment options and the guaranteed interest option. For more information, see "Rebalancing" in "Transferring your money among investment options" later in this Prospectus.

ALLOCATION INSTRUCTION CHANGES. You may change your instructions for allocations of future contributions. Any revised allocation instructions will also be used for quarterly rebalancing. Any revised allocation instructions must meet the category and investment option limits in place at the time that the instructions are received.

TRANSFERS. Once you allocate amounts to the Guaranteed benefit variable investment options, such amounts may be transferred among the Guaranteed benefit variable investment options in accordance with our Custom Selection Rules, but may not be transferred to the Non-Guaranteed benefit variable investment options. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options. See "Transferring your account value" in "Transferring your money among investment options."

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. Not all of the programs described here are available with each Retirement Cornerstone(R) Series contract. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA programs time periods do not extend beyond 12 months. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

We offer the following dollar cost averaging programs in the Retirement Cornerstone(R) Series contracts:

o Special dollar cost averaging;

o Special money market dollar cost averaging;

o General dollar cost averaging;

o Investment simplifier.

The only dollar cost averaging programs that are available to fund your Guaranteed benefits are special dollar cost averaging and special money market dollar cost averaging (together, the "Special DCA programs"). Depending on the Retirement Cornerstone(R) Series contract you own, you will have one of the Special DCA programs available to you, but not both. The Special DCA programs allow you to gradually fund your Guaranteed benefits through systematic transfers to the Guaranteed benefit variable investment options. Also, you may make systematic transfers to the Non-Guaranteed benefit variable investment options and the guaranteed interest option. Amounts in the account for special dollar cost averaging are credited with an enhanced interest rate over the time period selected. Amounts in special money market dollar cost averaging are immediately invested in the EQ/Money Market variable investment option. Only new contributions may be allocated to a Special DCA program. For information on how a Special DCA program may affect certain Guaranteed benefits, see "Guaranteed minimum death benefit and Guaranteed income benefit base" later in this section.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Non-Guaranteed benefit variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Non-Guaranteed benefit variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Non-Guaranteed benefit variable investment options. Below, we provide detail regarding each of the programs.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. See Appendix V later in this Prospectus for more information on state availability of certain features and benefits.

OUR SPECIAL DCA PROGRAMS. We currently offer the "Special dollar cost averaging program" under the Series B and Series L contracts and the "Special money market dollar cost averaging program" under the Series C and Series CP(R) contracts.

SPECIAL DOLLAR COST AVERAGING

Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than the guaranteed lifetime minimum rate for the guaranteed interest option, to amounts allocated to this account. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select, during which you will receive an enhanced interest rate. If the Special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the time period selected at application. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected at application. Contribution(s) made to the account for special dollar cost averaging after the contract has been issued will be credited with the then current interest rate on


                                              CONTRACT FEATURES AND BENEFITS  50
the date the contribution is received by us for the time period initially selected by you. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

SPECIAL MONEY MARKET DOLLAR COST AVERAGING


Under the special money market dollar cost averaging program, you may dollar cost average from the account for special money market dollar cost averaging, which is part of the EQ/Money Market variable investment option. We will transfer amounts from the account for special money market dollar cost averaging into the investment options over an available time period that you select.

                       ----------------------------------

Under both Special DCA programs, the following applies:



o Initial contributions to a Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250.

o Contributions into a Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate a Special DCA program.



o We offer time periods of 3, 6 or 12 months. We may also offer other time periods.


o Contributions to a Special DCA program may be designated for the Guaranteed benefit variable investment options, the Non-Guaranteed benefit variable investment options and/or the guaranteed interest option, subject to the following:

  -- If you want to dollar cost average only to the Non-Guaranteed benefit variable investment options, you may split your contributions among the Non-Guaranteed benefit variable investment options, Guaranteed benefit variable investment options and a Special DCA program. The instructions for the program may differ from your current allocation instructions. With certain selling broker-dealers, you may not be able to split your initial contribution among the Non-Guaranteed benefit variable investment options, Guaranteed benefit variable options and a Special DCA program. You will, however, be able to split subsequent contributions;



  -- If you want to dollar cost average into the Guaranteed benefit variable investment options, 100% of your contribution must be allocated to the Special DCA program. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract. The instructions for the program must match your current allocation instructions; or

  -- If you want to dollar cost average into the guaranteed interest option, 100% of your contribution must be allocated to the Special DCA program. Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option. See "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

o Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Guaranteed benefit variable investment options. The Annual Roll-up rate in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Guaranteed benefit variable investment options.

o IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, AND YOUR SPECIAL DCA PROGRAM HAS TRANSFERS SCHEDULED TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, THE PROGRAM WILL CONTINUE FOR ITS DURATION. HOWEVER, SUBSEQUENT CONTRIBUTIONS TO ANY GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS UNDER A SPECIAL DCA PROGRAM WILL NOT BE PERMITTED.


o IF YOU ELECT ONE OR MORE GUARANTEED BENEFITS AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS TO THE CONTRACT AND/OR CONTRIBUTIONS AND/OR TRANSFERS INTO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S). THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND YOUR GUARANTEED BENEFIT(S).


o We will transfer all amounts by the end of the chosen time period. The transfer date will be the same day of the month as the contract date, but not later than the 28th day of the month. For a Special DCA program selected after application, the first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the Special DCA program, but not later than the 28th day of the month. The only transfers that will be made are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your Special DCA program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you.

o Except for withdrawals made under our Automatic RMD withdrawal service, any withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See "How withdrawals affect your Guaranteed benefits" later in this section.

o If you elect any dollar cost averaging program, rebalancing Option II is not available. If you elect a general dollar cost averaging program or special money market dollar cost averaging, rebalancing Option I is not available. See "Rebalancing among your Non-Guaranteed benefit variable investment options and guaranteed interest option" in "Transferring your money among investment options" later in this Prospectus.



51 CONTRACT FEATURES AND BENEFITS

o A Special DCA program may not be in effect at the same time as a general dollar cost averaging program.



o The only dollar cost averaging program available to fund your Guaranteed benefits is a Special DCA program.

o You may cancel your participation at any time but you may not change your allocation instructions for transfers during the selected time period. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file.


o We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.


GENERAL DOLLAR COST AVERAGING PROGRAM

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Non-Guaranteed benefit variable investment options. Please see Appendix V for more information on state availability or certain restrictions in your state.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Non-Guaranteed benefit variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Unlike the account for special dollar cost averaging, the fixed dollar option does not offer enhanced rates. Also, this option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Non-Guaranteed benefit variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus.

CREDITS (FOR SERIES CP(R) CONTRACTS)

A credit will also be allocated to your Total account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of the Guaranteed benefit account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset. A credit will not be applied in connection with a partial conversion of a traditional IRA contract to a Roth IRA contract.


The amount of the credit will be either 4% or 5% of each contribution based on your total first-year contributions.

--------------------------------------------------------------------------------
                                      CREDIT PERCENTAGE
                                          APPLIED TO
  FIRST YEAR TOTAL CONTRIBUTIONS        CONTRIBUTIONS
--------------------------------------------------------------------------------
Less than $350,000                          4%
$350,000 or more                            5%
--------------------------------------------------------------------------------

This credit percentage will be credited to your initial contribution and each subsequent contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. THE CREDIT WILL APPLY TO SUBSEQUENT CONTRIBUTIONS ONLY TO THE EXTENT THAT THE SUM OF THAT CONTRIBUTION AND PRIOR CONTRIBUTIONS TO WHICH NO CREDIT WAS APPLIED EXCEEDS THE TOTAL WITHDRAWALS MADE FROM THE CONTRACT SINCE THE ISSUE DATE.

                                              CONTRACT FEATURES AND BENEFITS  52

For example, assume you make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). After that, you decide to withdraw $7,000 from your contract. Later, you make a subsequent contribution of $3,000. You receive no credit on your $3,000 contribution since it does not exceed your total withdrawals ($7,000). Further assume that you make another subsequent contribution of $10,000. At that time, your account value will be credited with $240 [4% x (10,000 + 3,000 - 7,000)].


Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make contributions to equal or exceed $350,000 in the first contract year (the "Expected First Year Contribution Amount") and your initial contribution is at least $175,000, your credit percentage will be as follows:

  -- For any contributions resulting in total contributions to date less than your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

  -- If, at the end of the first contract year, your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been 4%, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions. Here, that would be 1%.

  -- The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix V later in this Prospectus for more information on state availability.

For example:

In your application, you include an Indication of intent to contribute $350,000 and make an initial contribution of $200,000. You do not make any additional contributions in the first contract year. Your account value will initially be credited with $10,000 (5% x $200,000). On your contract date anniversary, your account value will be reduced by $2,000 (1% x $200,000).

o No indication of intent:

  -- For your initial contribution, we will apply the credit percentage based upon the above table.

  -- For any subsequent first contract year contribution that results in the higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus). Also, you will not be reimbursed for any charges deducted before cancellation, except in states where we are required to return the amount of your contributions. In states where we are required to return your account value, the amount we return to you upon cancellation will reflect any investment gain or loss in the variable investment options (less the daily charges we deduct) associated with your contributions and the full amount of the credit. See "Charges and expenses" later in this Prospectus for more information.

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for more information on state variations.

o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such credit.

For example:

You make an initial contribution of $100,000 to your contract and your account value is credited with $4,000 (4% x $100,000). If you (i) exercise your right to cancel the contract, (ii) start receiving annuity payments within three years of making the contribution, or (iii) die during the one-year period following the receipt of the contribution, we will recapture the entire credit and reduce your account value by $4,000.


When we recover any portion of a credit, we take the dollar amount of the credit from your investment options on a pro-rata basis. We do not include credits in the calculation of any withdrawal charge. We do not include credits in calculating any of your benefit bases under the contract, except to the extent that any credits are part of the Guaranteed benefit account value, which is used to calculate the Annual Ratchet benefit bases or a Roll-up benefit base reset. Credits are included in the assessment of any charge that is based on your account value. Credits are also not considered to be part of your investment in the contract for tax purposes. See "Series CP(R) Credits and your Guaranteed minimum death benefit and GIB benefit bases" in "Guaranteed minimum death benefit and Guaranteed income benefit base" below.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. We expect to make a profit from these charges. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. While we cannot state with any certainty when this will happen, we believe that it is likely that if you hold your Series CP(R) contract for 20 years, you may be better off in a contract without a credit, and with a lower mortality and expense risk charge. Your actual results will depend on the investment returns on your contract. Therefore, if you plan to hold the contract for an extended period of time, you may wish to consider purchasing a contract that does not include a credit. You should consider this possibility before purchasing the contract.


53 CONTRACT FEATURES AND BENEFITS

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed income benefit base (hereinafter, in this section called your "Guaranteed benefit bases") are used to calculate the Guaranteed income benefit ("GIB") and the death benefits, as described in this section. Your Guaranteed benefit bases are not account values or cash values. See also "Guaranteed income benefit" and "Guaranteed minimum death benefit" below.

We refer to the following, collectively, as "Guaranteed minimum death benefits:"
(i) Return of Principal death benefit; (ii) the Annual Ratchet to age 85 death benefit; and (iii) the "Greater of" death benefit.

As discussed immediately below, when calculating your guaranteed benefits, one or more of the following may apply: (1) the Return of Principal death benefit is based on the Return of Principal death benefit base; (2) the Annual Ratchet death benefit is based on the Annual Ratchet to age 85 benefit base; (3) the "Greater of" death benefit is based on the greater of the Roll-up to age 85 benefit base and the Annual Ratchet to age 85 benefit base; (4) the GIB is based on the greater of Roll-up to age 95 benefit base (the "GIB Roll-up benefit base") and the Annual Ratchet to age 95 benefit base.

For Series CP(R) contracts only, any credit amounts attributable to your contributions are not included in your Guaranteed benefit bases. This includes credit amounts transferred from your Non-Guaranteed benefit account value. Credits to your Non-Guaranteed benefit account value are always considered transferred first. Amounts transferred in excess of credit amounts, which may include earnings on the credit amounts, will increase your Guaranteed benefit base(s). All transfers, however, will increase the Guaranteed benefit account value by the total amount of the transfer.

For example, you make an initial contribution of $100,000 and allocate the entire $100,000 to the Non-Guaranteed benefit variable investment options. Your Non-Guaranteed benefit account value is credited with $4,000 (4% x $100,000). Assume you later transfer $5,000 to the Guaranteed benefit variable investment options, which represents the credit amount plus earnings, some of which are attributable to the credit amount. Your GIB benefit base would equal $1,000 ($5,000 - $4,000). See "Series CP(R) Credits and your Guaranteed benefit bases" below. However, your Guaranteed benefit account value would still increase by the full amount of the transfer, which in this example would be $5,000.

RETURN OF PRINCIPAL DEATH BENEFIT BASE

Your Return of Principal benefit base is equal to:

o your initial contribution and any subsequent contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

o any amounts transferred to the Guaranteed benefit variable investment options, less

o a deduction that reflects any withdrawals you make from the Guaranteed benefit variable investment options or from amounts in a Special DCA program designated for the Guaranteed benefit variable investment options, (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

Please see Appendix III for an example of how the Return of Principal death benefit base is calculated.

ANNUAL RATCHET TO AGE 85 BENEFIT BASE/ANNUAL RATCHET TO AGE 95 BENEFIT BASE

The Annual Ratchet to age 85 benefit base is used for the Annual Ratchet death benefit and the "Greater of" death benefit. The Annual Ratchet to age 95 benefit base is used for the GIB.

The calculation of your Annual Ratchet benefit base will depend on whether you have taken a withdrawal from the Guaranteed benefit account value.

If you have not taken a withdrawal from your Guaranteed benefit account value, your Annual Ratchet benefit base is equal to the greater of either:

o Your initial contribution and any subsequent contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

o Amounts transferred to the Guaranteed benefit variable investment options.

                                      -OR-

o Your highest Guaranteed benefit account value on any contract date anniversary up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th or 95th birthday, as applicable (plus any transfers to the Guaranteed benefit variable investment options and contributions to a Special DCA program designated for the Guaranteed benefit variable investment options, made since the most recent Annual Ratchet).

If you have taken a withdrawal from your Guaranteed benefit account value, your Annual Ratchet benefit base will be reduced from the amount described above. See "How withdrawals affect your Guaranteed benefits" later in this section (including any applicable withdrawal charges). The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus. At any time after a withdrawal, your Annual Ratchet benefit base is equal to the greater of either:

o Your Annual Ratchet benefit base immediately following the most recent withdrawal (plus any transfers to the Guaranteed benefit variable investment options made since the most recent Annual Ratchet).

                                      -OR-

o Your highest Guaranteed benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th or 95th birthday, as applicable (plus any transfers to the Guaranteed benefit variable investment options made since the most recent Annual Ratchet).

Please see Appendix III and Appendix VII for examples of how the Annual Ratchet to age 85 and Annual Ratchet to age 95 benefit bases are calculated.


                                              CONTRACT FEATURES AND BENEFITS  54

ROLL-UP TO AGE 95 ("GIB ROLL-UP BENEFIT BASE") AND ROLL-UP TO AGE 85 (TOGETHER, THE "ROLL-UP BENEFIT BASES") BENEFIT BASES (USED FOR GIB AND "GREATER OF" DEATH BENEFIT)

The Roll-up benefit bases are equal to:

o your initial contribution and any subsequent contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program; plus

o any transfers to the Guaranteed benefit variable investment options; less

o a deduction that reflects any "Excess withdrawal" amounts (plus any applicable withdrawal charges); plus

o any "Annual Roll-up amount" minus a deduction that reflects any withdrawals of the "Annual withdrawal amount."

The amount of the deduction for an "Excess withdrawal" and the deduction for the Annual withdrawal amount are described under "How withdrawals affect your Guaranteed benefits" later in this section. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

The "Annual Roll-up amount" is described under "Guaranteed income benefit" later in this section.

For the "Greater of" death benefit, the Roll-up to age 85 benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday.

If you elect both GIB and the "Greater of" death benefit, your Roll-up benefit bases are equal until age 85. Beginning on the contract date anniversary following age 85, your Roll-up to age 85 benefit base will: (i) no longer roll-up; (ii) no longer be eligible for resets; and (iii) be reduced dollar-for-dollar by withdrawals up to your Annual withdrawal amount.

For the GIB, your GIB Roll-up benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner's, if applicable) 95th birthday. If the annuitant is older than the owner, the contract maturity date (the point at which lifetime payments must begin and all Roll-ups will end) will precede the owner's 95th birthday.

For contracts with non-natural owners, the Roll-up benefit bases will be based on the annuitant's (or older joint annuitant's) age.

Please see Appendix III for an example of how the Roll-up benefit bases are calculated.

"GREATER OF" DEATH BENEFIT BENEFIT BASE

Your "Greater of" death benefit benefit base is equal to the greater of:

o The benefit base computed for the Roll-up to age 85; and

o The benefit base computed for the Annual Ratchet to age 85.

Both of these are described immediately above.

Please see Appendix III later in this Prospectus for an example of how the "Greater of" death benefit is calculated.

GIB BENEFIT BASE

Your GIB benefit base is equal to the greater of:

o The benefit base computed for the GIB Roll-up benefit base; and

o The benefit base computed for the Annual Ratchet to age 95.

Both of these are described immediately above.

The GIB Roll-up benefit base is used to calculate your Annual withdrawal amount, as described later in this section, as well as the GIB benefit base and charge. The Annual Ratchet to age 95 benefit base is not used to calculate your Annual withdrawal amount, but is used to calculate the GIB benefit base and charge.

Please see Appendix III later in this Prospectus for an example of how the GIB benefit base is calculated.

Your Guaranteed benefit base(s) is not an account value. As such, the benefit base(s) cannot be split or divided in any proportion in connection with an event, such as divorce or a Roth IRA conversion.

SERIES CP(R) CREDITS AND YOUR GUARANTEED BENEFIT BASES. Any credit amounts attributable to your contributions are not included in your Guaranteed benefit base(s). If you decide to transfer amounts from your Non-Guaranteed benefit account value into your Guaranteed benefit account value options, only amounts representing contributions and earnings will increase your Guaranteed benefit base(s). Credits to your Non-Guaranteed benefit account value are considered transferred first, though any amount of that transfer that represents a credit will be excluded from your Guaranteed benefit base(s). All transfers, however, will increase the Guaranteed benefit account value by the total amount of the transfer.

For example:

On December 1st, you purchase a Series CP(R) contract, make an initial contribution of $100,000 and elect the GIB. You allocate the entire $100,000 contribution to the Non-Guaranteed benefit variable investment options and $0 to the Guaranteed benefit variable investment options. In effect, you have not started to fund your GIB.

The credit applied to your contract is $4,000 ($100,000 - 4%), resulting in an initial Non-Guaranteed benefit account value of $104,000.

On December 15th, you decide to fund your GIB by transferring $10,000 to the Guaranteed benefit variable investment options. After that transfer, your Guaranteed benefit account value would be $10,000, but your GIB benefit base would be $6,000 ($10,000 - $4,000). This is because credits to your Non-Guaranteed benefit account value are always considered transferred first.

GIB ROLL-UP BENEFIT BASE AND ROLL-UP TO AGE 85 BENEFIT BASE RESET. As described in this section, your Roll-up benefit base(s) will automatically reset to equal the Guaranteed benefit account value, if higher, every three contract years from your contract issue date, up to the contract date anniversary following:


o your 85th birthday (for the Roll-up to age 85 benefit base), or

o your 95th birthday (for the GIB Roll-up benefit base).

If a reset is not applicable on any eligible contract date anniversary, your Roll-up benefit base(s) will not be eligible to be reset again until the next eligible contract date anniversary. For example, even if your Roll-up benefit base(s) did not reset on the third contract date anniversary, it will not be eligible again for a reset until the sixth contract date anniversary.

For jointly-owned contracts, eligibility to reset the Roll-up benefit base(s) is based on the age of the older owner. For non-naturally owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

55 CONTRACT FEATURES AND BENEFITS

Whether you fund your GIB or "Greater of" death benefit at contract issue or some later date, the contract date anniversaries on which your Roll-up benefit base(s) is eligible for a reset are the same.

We reserve the right to increase the fee for both the GIB and the "Greater of" death benefit if your Roll-up benefit base(s) resets. See "Fee table" earlier in this Prospectus and "Charges and expenses" later in this Prospectus. Your Roll-up benefit base(s) will reset automatically unless you opt out. We will notify you if your Roll-up benefit base(s) is eligible for a reset and if a fee increase has been declared. If you do not want your fee to increase, you must notify us in writing at least 30 days prior to the contract date anniversary on which your Roll-up benefit base(s) could reset that you want to opt out of the reset. You can send us a written request to opt back in to automatic resets at a later date. The current fee will apply upon the next reset. Your Roll-up benefit base(s) would be eligible for resets based on the same schedule: every three contract years from the contract issue date.

If we do not increase the charge when a Roll-Up benefit base resets, the total dollar amount charged on future contract date anniversaries may still increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" later in this Prospectus.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED BENEFITS


In general, withdrawals from your Guaranteed benefit account value will reduce your Guaranteed benefit bases on a pro-rata basis. Reduction on a pro-rata basis means that we calculate the percentage of your current Guaranteed benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

A pro-rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit base on a pro-rata basis and your Guaranteed benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal. For example, if your Guaranteed benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Guaranteed benefit account value. If your benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit base after the withdrawal would be $24,000 ($40,000
- $16,000).

If your Guaranteed benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Guaranteed benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Guaranteed benefit account value. If your benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X .40) and your new benefit base after the withdrawal would be $12,000 ($20,000 - $8,000).


For purposes of calculating the adjustment to your Guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your Guaranteed benefit account value. For more information on the calculation of the charge, see "Withdrawal charge" later in this Prospectus.

Withdrawals from your Guaranteed benefit account value always reduce your Annual Ratchet benefit base and Return of Principal benefit base on a pro rata basis, as described above.

Withdrawals affect your Roll-up benefit bases, as follows:


o A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base and Roll-up to age 85 benefit base on a pro-rata basis.


o Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base.

o Beginning in the second contract year and until age 86, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base.

o Beginning at age 86, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar for dollar basis up to your Annual withdrawal amount.


o A withdrawal in excess of your Annual withdrawal amount will always reduce your Roll-up benefit base(s) on a pro-rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from the Guaranteed benefit account value to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from the Guaranteed benefit account value in that contract year will reduce the Roll-up benefit bases on a pro-rata basis.


Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base: the GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. Accordingly, withdrawals can affect your GIB benefit base, as follows:


o A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB benefit base on a pro-rata basis. In other words, such a withdrawal reduces both your GIB Roll-up and Annual Ratchet to age 95 benefit bases on a pro-rata basis;

o Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB benefit base, provided your GIB Roll-up benefit base is greater than your Annual ratchet to age 95 benefit base at the time of the withdrawal. Withdrawals always reduce your Annual Ratchet to age 95 benefit base on a pro-rata basis;

o Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will reduce your GIB benefit base, if your Annual ratchet to age 95 benefit base is greater than your GIB Roll-up benefit base at the time of the withdrawal. This is true even though your GIB Roll-up benefit base was not reduced by the withdrawal. Withdrawals always reduce your Annual Ratchet to age 95 benefit base on a pro-rata basis;

o A withdrawal in excess of your Annual withdrawal amount will always reduce your GIB benefit base on a pro-rata basis. In other words, such a withdrawal reduces both your GIB Roll-up and Annual Ratchet to age 95 benefit bases on a pro-rata basis.


Please see Appendix VII later in this Prospectus for examples of how withdrawals affect your Guaranteed benefit bases.


                                              CONTRACT FEATURES AND BENEFITS  56

GUARANTEED INCOME BENEFIT

This section describes the Guaranteed income benefit ("GIB").

The GIB is an optional benefit, which is available to owners ages 20-75 (ages 20-70 for Series CP(R)). If the contract is jointly owned, the GIB availability is based on the older owner's age. GIB must be elected at issue.

The GIB may be elected in combination with the Return of Principal death benefit, Annual Ratchet death benefit or the "Greater of" death benefit.

The GIB guarantees, subject to certain restrictions, annual lifetime payments ("Lifetime GIB payments"), and allows you to take certain withdrawals prior to the beginning of your Lifetime GIB payments that do not reduce your GIB benefit base, provided your GIB Roll-up benefit base exceeds your Annual ratchet to age 95 benefit base at the time of the withdrawal.

The Lifetime GIB payments, which will begin at the earliest of:

(i) the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an Excess withdrawal);

(ii)  the contract date anniversary following your 95th birthday; and

(iii) your contract's maturity date.

See "Lifetime GIB payments" later in this section.

A withdrawal from your Guaranteed benefit account value in the first contract year will reduce your GIB Roll-up benefit base on a pro-rata basis. Beginning in the second contract year, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GIB Roll-up benefit base. Withdrawals in excess of your Annual withdrawal amount will reduce your GIB Roll-up benefit base on a pro-rata basis. See "Annual withdrawal amount" later in this section.

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base. The GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. If the Annual Ratchet to age 95 benefit base is greater than the GIB Roll-up benefit base at the time of a withdrawal, your GIB benefit base will be reduced on a pro-rata basis. This means that even if your GIB Roll-up benefit is not reduced as a result of the withdrawal, the same withdrawal could reduce your GIB benefit base. See "How withdrawals affect your Guaranteed benefits" earlier in this section.

If you elect the GIB, you can allocate your contributions to any of the following:

o Guaranteed benefit variable investment options

o Non-Guaranteed benefit variable investment options

o Guaranteed interest option

o the account for special dollar cost averaging (Series B and L contracts only)

o the account for special money market dollar cost averaging (Series CP(R) and C contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and amounts in a Special DCA program designated for the Guaranteed benefit variable investment options will fund the Guaranteed benefits. These amounts will be included in your Guaranteed benefit base(s) and will become part of your Guaranteed benefit account value.

For example:

You purchase a Retirement Cornerstone(R) Series contract with an initial contribution of $100,000 and allocate $60,000 to the Guaranteed benefit variable investment options and $40,000 to the Non-Guaranteed benefit variable investment options. Your initial Guaranteed minimum death benefit base will be $60,000.

You can allocate money to the Guaranteed benefit variable investment options immediately or at some later date.

See "GIB benefit base" earlier in this section for more information on how your benefit base works. Please note that all allocations must comply with our Custom Selection Rules. See "Allocating your contributions" earlier in this section.

Your GIB Roll-up benefit base will automatically reset every three contract years up to your 95th birthday. See "GIB Roll-up benefit base and Roll-up to age 85 benefit base reset" earlier in this section.

There is an additional charge for the GIB which is described under "Guaranteed income benefit charge" in "Charges and expenses" later in this Prospectus. If you decide to drop your GIB, any optional Guaranteed death benefit will also terminate. See "Dropping a Guaranteed benefit" later in this section for more information.

If you elect the GIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information. As such, the benefit base(s) cannot be split or divided in any proportion in connection with a divorce.

--------------------------------------------------------------------------------
The Guaranteed income benefit should be regarded as a safety net only.
--------------------------------------------------------------------------------

ANNUAL WITHDRAWAL AMOUNT

(APPLICABLE PRIOR TO THE BEGINNING OF LIFETIME GIB PAYMENTS)

Your Annual withdrawal amount is calculated on the first day of each contract year, and is equal to:

o the Annual Roll-up rate in effect at the time, multiplied by;

o the GIB Roll-up benefit base as of the most recent contract date anniversary.

Beginning in the second contract year, if your Lifetime GIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing your GIB Roll-up benefit base.

Beginning in the second contract year until age 86, if your Lifetime GIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your Roll-up to age 85 benefit base. Beginning at age 86, withdrawals will reduce your Roll-up to age 85 benefit base on a dollar-for-dollar basis up to your Annual withdrawal amount.

A withdrawal from your Guaranteed benefit account value in the first contract year, will reduce the Roll-up benefit bases on a pro-rata basis. A withdrawal in excess of your Annual withdrawal amount will always reduce the Roll-up benefit bases on a pro-rata basis. This is referred to as an "Excess withdrawal". For an example of a pro-rata reduction, see "How withdrawals affect your Guaranteed benefits" earlier in this section.


57 CONTRACT FEATURES AND BENEFITS

Please remember that the GIB Roll-up benefit base is only one component of the GIB benefit base. The GIB benefit base is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base. If the Annual Ratchet to age 95 benefit base is greater than the GIB Roll-up benefit base at the time of a withdrawal, your GIB benefit base will be reduced on a pro-rata basis. This means that even if your GIB Roll-up benefit is not reduced as a result of the withdrawal, the same withdrawal could reduce your GIB benefit base.

For more information, see "Example of how your Annual withdrawal amount; Annual Roll-up amount and annual benefit base adjustment; and the effect of an Excess withdrawal is calculated" below in this section. See also "How withdrawals affect your Guaranteed benefits" earlier in this section and see Appendix VII later in this Prospectus for examples of how withdrawals affect your Annual withdrawal amount.

Your Annual withdrawal amount is based solely on your GIB Roll-up benefit base; it is not impacted by your Annual Ratchet to age 95 benefit base.

Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year. Your Annual withdrawal amount may be more than or less than your Lifetime GIB payments. See "Lifetime GIB payments," below.

ANNUAL ROLL-UP RATE

The Annual Roll-up rate ("Annual Roll-up rate") is used to calculate your Annual withdrawal amount and amounts credited to your Roll-up benefit base(s). The rate is variable and will be tied to the ten-year Treasuries formula rate (as described below) but will never be less than 4% in all contract years. The Annual Roll-up rate will be set at our discretion, subject to the stated minimum.

THE TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, the "ten-year Treasuries formula rate" is the average of the rates for ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 1% rounded to the nearest 0.10% increment. The minimum Annual Roll-up rate based on the ten-year Treasuries formula rate will never be greater than 8%. We reserve the right, however, to declare an Annual Roll-up rate that is greater than 8%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

NEW BUSINESS RATES. Your initial Annual Roll-up rate will not be less than 4% or, if greater, the ten-year Treasuries formula rate. Once a contract is issued with the Annual Roll-up rate that is then in effect for new business, that rate will be applicable for one contract year even if you fund your guaranteed benefits later in that contract year.

75 DAY RATE LOCK-IN. If your initial contribution is received within 75 days of the date you sign your application, your initial Annual Roll-up rate will be the greater of the rate in effect on the date of the application or the rate in effect on the date your contract is issued. If we do not receive your initial contribution within 75 days of the date you sign you application, your initial Annual Roll-up rate will be the rate in effect on the date we issue your contract. See Appendix V later in this Prospectus to see if a longer rate lock in period applies in your state.

RENEWAL RATES. On the first day of each contract year, starting with the second contract year, a new Annual Roll-up rate will apply to your contract (the "Renewal" rate). Your Renewal rate will never be less than the greater of the ten-year Treasuries formula rate or 4%.

The Renewal rate may be more than or less than, or equal to, your initial Annual Roll-up rate. We also reserve the right to set new business rates that are higher than Renewal rates.

Any transfers or contributions to the Guaranteed benefit variable investment options, either directly or through a Special DCA program, after the first day of any contract year will get the Annual Roll-up rate in effect as of the most recent contract date anniversary.

NOTIFICATION OF ANNUAL ROLL-UP RATE AND RENEWAL RATES. If you elect the GIB or the GIB and "Greater of" death benefit at issue, your contract will indicate the Annual Roll-up rate for your first contract year. This rate may not be the same rate that was illustrated prior to your purchase of the contract. If you choose to fund the GIB or the GIB and "Greater of" death benefit after issue, you can contact a Customer Service Representative to find out the current Annual Roll-up rate for your contract. In addition, your annual statement of contract values will show your current Renewal Roll-up rate, as well as the previous year's Annual Roll-up rate for your contract. This information can also be found online, through your Online Access Account.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT

On each contract date anniversary, we will adjust the Roll-up benefit bases to reflect any applicable Annual Roll-up amount. Your Annual Roll-up amount is calculated, as follows:

o your Roll-up benefit base(s) on the preceding contract date anniversary, multiplied by:

o the Annual Roll-up rate that was in effect on the first day of the contract year; plus

o a pro rated Roll-up amount for any transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program, during the contract year pro rated based on the number of days in the contract year after the transfer or contribution; less

o any withdrawals of the Annual withdrawal amount will result in a dollar-for-dollar reduction of the Annual Roll-up amount.

The GIB benefit base stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 95th birthday. The Roll-up to age 85 benefit base, used in connection with the "Greater of" death benefit, stops rolling up on the contract date anniversary following the owner's (or older joint owner, if applicable) 85th birthday.

For more information, see the example immediately below.

EXAMPLE OF HOW YOUR ANNUAL WITHDRAWAL AMOUNT; ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT; AND THE EFFECT OF AN EXCESS WITHDRAWAL IS CALCULATED.

ANNUAL WITHDRAWAL AMOUNT. Assume you make a contribution of $200,000 and allocate $100,000 to your Guaranteed benefit variable investment options and $100,000 to your Non-Guaranteed benefit variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Guaranteed benefit variable investment options. Also assume that your Annual Roll-up rate is 4%


                                              CONTRACT FEATURES AND BENEFITS  58
in each contract year. Accordingly, your GIB Roll-up benefit base on your fifth contract date anniversary is $127,290.

The GIB Roll-up benefit base of $127,290 is calculated as follows:

You start with $100,000 allocated to the Guaranteed benefit variable investment options:

o The first Annual Roll-up amount increases your GIB Roll-up benefit base to $104,000;

o The second Annual Roll-up amount increases your GIB Roll-up benefit base to $108,160;

o Your $5,000 transfer from your Non-Guaranteed benefit account value increases your GIB Roll-up benefit base to $113,160;

o The third Annual Roll-up amount increases your GIB Roll-up benefit base to $117,686;

o The fourth Annual Roll-up amount increases your GIB Roll-up benefit base to $122,394; and

o The fifth Annual Roll-up amount increases your GIB Roll-up benefit base to $127,290.

Your Annual withdrawal amount as of the beginning of contract year six is equal to $5,092, calculated as follows:

o 4% (your current Annual Roll-up rate) MULTIPLIED BY

o $127,290 (your GIB Roll-up benefit base as of your most recent contract date anniversary) EQUALS

o $5,092.

ANNUAL ROLL-UP AMOUNT AND ANNUAL BENEFIT BASE ADJUSTMENT. Further assume that during contract year six (on the 146th day of the contract year), you make a contribution of $10,000 to your Guaranteed benefit variable investment options, making your current GIB Roll-up benefit base $137,290. Also assume that you withdraw your full Annual withdrawal amount of $5,092 during contract year six.

On your sixth contract date anniversary, your Annual Roll-up amount is equal to $240, calculated as follows:

o 4% (your current Annual Roll-up rate) MULTIPLIED BY

o $127,290 (your GIB Roll-up benefit base as of your most recent contract date anniversary) PLUS

o $240 (the daily pro rated roll-up amount for the contribution: $10,000 x 4% x 219/365 = $240) MINUS

o $5,092 (the Annual withdrawal amount, which was withdrawn)

o EQUALS $240

Your adjusted GIB Roll-up benefit base is $137,530.

EFFECT OF AN EXCESS WITHDRAWAL. In contract year six, assume instead that you make a withdrawal of $8,092 (including any applicable withdrawal charges). This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $5,092 ($8,092 - $5,092 = $3,000). Further, assume that your Guaranteed benefit account value at the time of this withdrawal is $100,000. As described earlier in this section, Excess withdrawals reduce your GIB Roll-up benefit base on a pro-rata basis. Accordingly, your GIB Roll-up benefit base is reduced by $4,119 at the time of the withdrawal, calculated as follows:

o $137,290 (your current GIB Roll-up benefit base: $127,290 + $10,000) MULTIPLIED BY

o 3% (the percentage of your then current Guaranteed benefit account value that was withdrawn) EQUALS

o $4,119.

On your sixth contract date anniversary, your adjusted GIB Roll-up benefit base is $133,411, calculated as follows:

o $133,171 (your GIB Roll-up benefit base adjusted to reflect the Excess withdrawal: $137,290 - $4,119 = $133,171) PLUS

o $240 (your Annual Roll-up amount) EQUALS

o $133,411.

See Appendix VII later in this Prospectus for more examples of how withdrawals affect your guaranteed benefit bases and Annual withdrawal amount.

LIFETIME GIB PAYMENTS


The GIB guarantees annual lifetime payments ("Lifetime GIB payments"), which will begin at the earliest of:

(i) the contract date anniversary following the date your Guaranteed benefit account value falls to zero (except as the result of an Excess withdrawal);

(ii)  the contract date anniversary following your 95th birthday; and

(iii) your contract's maturity date.


Your Lifetime GIB payments will be calculated as described below in this section. Whether your Lifetime GIB payments are triggered by your Guaranteed benefit account value falling to zero (due to either withdrawals or the deduction of charges) or contract maturity or owner age 95, we use the same calculation to determine the amount of the payments. Neither a withdrawal of your Annual withdrawal amount nor a deduction of charges is considered an Excess withdrawal. Similarly, whether we pay you under a supplemental contract or under your Retirement Cornerstone(R) contract, the calculation of the payments is not impacted.


For single owner contracts, the payout can be either based on a single life (the owner's life) or joint lives. The joint life must be the spouse of the owner, and payments will be based on the age of the younger spouse. For jointly owned contracts, payments can be based on a single life (based on the life of the older spouse) or joint lives (based on the age of the younger spouse). (For non-natural owners, payments are available on the same basis but are based on the annuitant or joint annuitant's life). An owner may choose a single or joint life payout based on whether he or she wants Lifetime GIB payments to continue for the life of the younger spouse.

Your Lifetime GIB payments are calculated by applying a percentage to your GIB benefit base. If your Guaranteed benefit account value is zero as described above, we will use your GIB benefit base as of the day your account value was reduced to zero. The percentage is based on your age (or for Joint life contracts, the age of the younger spouse), as follows:

--------------------------------------------------------------------------------
AGE               SINGLE LIFE      JOINT LIFE
---------------------------------------------
Up to age 85      4%               3.25%
Ages 86-94        5%                  4%
Age 95            6%                4.5%
---------------------------------------------

If your Guaranteed benefit account value is reduced to zero, as described above, and you have no Non-Guaranteed benefit account value, the following applies:

59 CONTRACT FEATURES AND BENEFITS

(i) We will issue a supplementary contract with the same owner and beneficiary.

(ii) We will set up the payout based on a single life. You will have 30 days from the date we issue the supplementary contract in which to make any changes (regarding payouts based on joint lives or the frequency with which payments are made).

(iii) If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. In the next contract year, you will begin receiving your Lifetime GIB payments. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(iv) If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing the supplementary contract. Your Lifetime GIB payment will begin in the next contract year. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(v) If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi) If you were not taking withdrawals, and your Guaranteed benefit account value was reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum prior to issuing a supplementary contract. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii) Your Guaranteed minimum death benefit will be terminated and no subsequent contributions or transfers will be permitted once your Guaranteed benefit account value goes to zero.

If your Guaranteed benefit account value is reduced to zero, as described above, and you have Non-Guaranteed benefit account value, the following applies:

(i) We will issue you a GIB payout kit. The kit will include a statement that reflects your Lifetime GIB payments, the frequency of those payments, identifying information about payees, and other applicable forms.

(ii) We will set up the payout based on a single life. You will have 30 days from the date we send your GIB payout kit in which to make any changes (regarding payouts based on joint lives or the frequency on which payments are made).

(iii) If you were enrolled in the Maximum Payment Plan, we will continue paying your Annual withdrawal amount uninterrupted for the remainder of the contract year. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the scheduled payments to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(iv) If you were enrolled in the Customized Payment Plan, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments in the next contract year. We adjust the amount of the next scheduled payment to equal your Lifetime GIB payment amount. The frequency of your Lifetime GIB payments will be the same. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(v) If you were taking other withdrawals, we will pay you the balance of your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments at the end of the next contract year. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vi) If you were not taking withdrawals, and your Guaranteed benefit account value is reduced to zero on your contract date anniversary as a result of the deduction of charges, we will pay your Annual withdrawal amount for that contract year in a lump sum. You will begin receiving your Lifetime GIB payments on your next contract date anniversary on an annual basis. Your Lifetime GIB payment may be less than your Annual withdrawal amount in the prior contract year.

(vii) Your Lifetime GIB payment will not reduce your Non-Guaranteed benefit account value.

(viii) Your Guaranteed minimum death benefit will be terminated once your Guaranteed benefit account value goes to zero.


(ix) Your Lifetime GIB payments will continue under your Retirement Cornerstone(R) Series contract until your Non-Guaranteed benefit account value falls to zero or your contract matures, at which time we will issue you a supplementary contract for the remaining Lifetime GIB payments.


If your Guaranteed benefit account value has not fallen to zero before the contract maturity date or the owner reaches age 95, whichever is sooner, the following applies:

(i) We will issue a supplementary contract with the same owner and beneficiary;

(ii)   Your Lifetime GIB payments will be equal to the greater of:

       -- your Guaranteed benefit account value applied to the guaranteed, or, if greater, the current annuitization factors,

                                      -OR-

       -- the GIB benefit base applied to the flat percentage discussed above in this section;

For example, assuming the current annuitization factors are greater than the guaranteed annuitization factors, a male contract owner who is age 95 and has a $100,000 GIB benefit base and $50,000 in Guaranteed benefit account value would receive the greater of the following:

(i) Current annuitization factors (which are subject to change) applied to his $50,000 Guaranteed benefit account value, which currently equals a monthly payment of $1,065, or

                                              CONTRACT FEATURES AND BENEFITS  60

(ii) The flat percentage discussed above (in this example, it would be 6%) applied to his $100,000 GIB benefit base, which equals a Lifetime GIB monthly payment of $500.

In this example, the contract owner's monthly payment would be $1,065.

(i) Any Non-Guaranteed benefit account value will be annuitized under a separate contract based on one of the annuity payout options discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus;

(ii) Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Non-Guaranteed benefit account value will be terminated.

If you elect the GIB and your Guaranteed benefit account value falls to zero due to an Excess withdrawal, we will terminate your GIB and you will receive no payment or supplementary life annuity contract, even if your GIB benefit base is greater than zero.


Please see the Hypothetical illustrations in Appendix IV for an example of how Lifetime GIB payments are calculated when: (i) a hypothetical Guaranteed benefit account value falls to zero, and (ii) a contract owner reaches age 95.

DEATH BENEFIT

For the purposes of determining the death benefit under the contract, we treat your Non-Guaranteed benefit account value and any guaranteed minimum death benefit separately.

The death benefit in connection with your Non-Guaranteed benefit account value is equal to your Non-Guaranteed benefit account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment.

GUARANTEED MINIMUM DEATH BENEFITS

At issue, you may elect one of our optional Guaranteed minimum death benefit options in connection with the Guaranteed benefit account value:


o Return of Principal death benefit; or

o Annual Ratchet death benefit; or

o The "Greater of" death benefit.


The "Greater of" death benefit can only be elected in combination with the GIB and you are age 20-75 (20-70 for Series CP(R)). The Return of Principal death benefit and the Annual Ratchet death benefit are available with or without the GIB if you are age 0-75 (0-70 for Series CP(R)). The Annual Ratchet death benefit and "Greater of" death benefit are available at an additional charge.


If you elect a Guaranteed minimum death benefit, you can allocate your contributions to any of the following:

o Guaranteed benefit variable investment options

o Non-Guaranteed benefit variable investment options

o Guaranteed interest option

o the account for special money market dollar cost averaging (Series C and CPSM contracts only)

o the account for special dollar cost averaging (Series B and L contracts only)

Only amounts you allocate to the Guaranteed benefit variable investment options and a Special DCA program designated for the Guaranteed benefit variable investment options will fund the Guaranteed benefits. These amounts will be included in your Guaranteed benefit base(s) and will become part of your Guaranteed benefit account value.

Your death benefit is equal to your Guaranteed benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment, or your applicable Guaranteed minimum death benefit on the date of the owner's (or older joint owner's, if applicable) death, adjusted for subsequent withdrawals (and any withdrawal charges), whichever provides the higher amount.

Your Guaranteed minimum death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed income benefit base."

Once you have made your Guaranteed minimum death benefit election, you may drop it but you cannot otherwise change your election. If you drop your Guaranteed minimum death benefit, your GIB will be dropped automatically. For more information see "Dropping a Guaranteed benefit" later in this section.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.

The Guaranteed minimum death benefits are subject to state availability (see Appendix V later in this Prospectus for state availability of these benefits) and your age at contract issue.

For contracts with non-natural owners, the available death benefits are based on the annuitant's age.

If you elect the "Greater of" death benefit, your Roll-Up benefit base will be eligible for resets. See "GIB Roll-up benefit base and Roll-up to age 85 benefit base reset" earlier in this section.

Please see both "Effect of your account values falling to zero" in "Determining your contract's value" and "How withdrawals affect your Guaranteed benefits" earlier in this section and the section entitled "Charges and expenses" later in this Prospectus for more information on these Guaranteed benefits.

See Appendix III later in this Prospectus for examples of how the Guaranteed minimum death benefits work.

DROPPING A GUARANTEED BENEFIT

You may drop a Guaranteed benefit from your contract, subject to the following:

o If you elect to drop a Guaranteed benefit, any other Guaranteed benefit you have elected will be dropped automatically.

o You may not drop a Guaranteed benefit if there are any withdrawal charges in effect under your contract, including withdrawal charges applicable to subsequent contributions. For Series C contracts, you may not drop a Guaranteed benefit until the later of: (1) four years from the date we issue the contract, or

61 CONTRACT FEATURES AND BENEFITS

  (2) the contract date anniversary following the first transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program.

o If you fund a Guaranteed benefit after your contract is issued, you may not drop the benefit until the later of: (1) the expiration of any withdrawal charges in effect under your contract, or (2) the contract date anniversary following the first transfer or contribution to the Guaranteed benefit variable investment options, either directly or through a Special DCA program.

o If you request to drop a Guaranteed benefit from your contract, you will have to withdraw all your Guaranteed benefit account value or transfer it into the Non-Guaranteed benefit account value. You will no longer be permitted to make any contributions or transfers into the Guaranteed benefit variable investment options either directly or through a Special DCA program.


o The Guaranteed benefit(s) will be dropped from your contract on the date we receive your election form at our processing office in good order. If you drop the a Guaranteed benefit on a date other than a contract date anniversary, we will deduct a pro-rata portion of the Guaranteed benefit charge for the contract year on that date. At that point, you will no longer be charged for the benefit(s).

If you drop a Guaranteed benefit, you will not be permitted to add it to your contract again.

INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

(Not available for Series CP(R) contracts)

THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS INTENDED TO PROVIDE OPTIONS TO BENEFICIARIES IN COMPLYING WITH FEDERAL INCOME TAX RULES. THERE ARE A NUMBER OF LIMITATIONS ON WHO CAN PURCHASE THE CONTRACT, HOW THE CONTRACT IS PURCHASED, AND THE FEATURES THAT ARE AVAILABLE UNDER THE CONTRACT. A PROSPECTIVE PURCHASER SHOULD SEEK TAX ADVICE BEFORE MAKING A DECISION TO PURCHASE THE CONTRACT.

We offer the Inherited IRA beneficiary continuation contract to eligible beneficiaries under individual retirement arrangements (traditional or Roth) where the original individual retirement account or annuity was not issued by AXA Equitable. The beneficiary may want to change the investments of the "original IRA" inherited from the now-deceased IRA owner, but must take post-death required minimum distribution ("RMD") payments from an IRA that was inherited. The Inherited IRA beneficiary continuation contract has provisions intended to meet post-death RMD rules, which are similar to those of the Beneficiary continuation option ("BCO") restricted to eligible beneficiaries of contracts issued by AXA Equitable. See "Beneficiary continuation option for IRA and Roth IRA contracts" under "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus. Further, since the Inherited IRA beneficiary continuation contract is intended to replace the investment originally selected by the now-deceased IRA owner, a prospective purchaser should carefully consider the features and investments available under the Inherited IRA beneficiary continuation contract, and the limitations and costs under the contract in comparison with the existing arrangement before making any purchase decision. Finally, the contract may not be available in all states. Please speak with your financial professional for further information.

WHO CAN PURCHASE AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

The Inherited IRA beneficiary continuation contract is offered only to beneficiaries of non-AXA Equitable contracts as follows:

o beneficiaries of IRAs who are individuals ("IRA beneficiaries"); and

o eligible non-spousal individual beneficiaries of deceased plan participants in qualified plans, 403(b) plans and governmental employer 457(b) plans ("Non-spousal Applicable Plan beneficiaries"). The purpose is to enable such beneficiaries to elect certain post-death RMD payment choices available to them under federal income tax rules, which may not be offered under the Applicable Plan.

Certain trusts with only individual beneficiaries are treated as individuals and are eligible to purchase the Inherited IRA beneficiary continuation contract if such trust is either an IRA beneficiary or a Non-spousal Applicable Plan beneficiary.

HOW AN INHERITED IRA BENEFICIARY CONTINUATION CONTRACT IS PURCHASED

IRA BENEFICIARY. A traditional Inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original traditional IRA. An Inherited Roth IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original Roth IRA. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the original traditional or Roth IRA, and not in his/her own right. For this reason, the contract must also contain the name of the deceased owner.

NON-SPOUSAL APPLICABLE PLAN BENEFICIARY. In the case of a non-spousal beneficiary under a deceased plan participant's Applicable Plan, the Inherited IRA can only be purchased by a direct rollover of the death benefit under the Applicable Plan. In this discussion, "you" refers to the owner of the Inherited IRA beneficiary continuation contract. The owner of the Inherited IRA beneficiary continuation contract owns the contract in his/her capacity as beneficiary of the deceased plan participant, and not in his/her own right. For this reason, the contract must also contain the name of the deceased plan participant. In this discussion, references to "deceased owner" include "deceased plan participant"; references to "original IRA" include "the deceased plan participant's interest or benefit under the Applicable Plan", and references to "individual beneficiary of a traditional IRA" include "individual non-spousal beneficiary under an Applicable Plan."

LIMITATIONS ON CERTAIN FEATURES UNDER THE INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin no later than December 31st of the calendar year following the year the deceased owner died. Since the contract is set up to make post-death RMD payments at least once a year, the contract is not suitable for beneficiaries who do not want to take payments from this contract every year. Beneficiaries who do not want to take scheduled payments and want to wait until the 5th year after death to withdraw the entire amount of the Inherited IRA funds should not purchase this contract. Because of the contract's focus on pay-



                                              CONTRACT FEATURES AND BENEFITS  62
ments, certain features noted below more suitable to long-term accumulation vehicles are not available under this contract.


When the Inherited IRA beneficiary continuation contract is owned by an IRA beneficiary:

o The Inherited IRA beneficiary continuation contract can be purchased even though you have already begun taking post-death RMD payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o Any subsequent contribution must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.

o The Inherited IRA contract is designed to pay you at least annually (but you can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis. If you maintain another IRA of the same type (traditional or Roth) of the same deceased owner and you are also taking distributions over your life from that inherited IRA, you may qualify to take an amount from that other inherited IRA which would otherwise satisfy the amount required to be distributed from the AXA Equitable Inherited IRA contract. If you choose not to take a payment from your Inherited IRA contract in any year, you must notify us in writing before we make the payment from the Inherited IRA contract, and we will not make any future payment unless you request in writing a reasonable time before we make such payment. If you choose to take a required payment from another inherited IRA, you are responsible for calculating the appropriate amount and reporting it on your income tax return.

When the Inherited IRA beneficiary continuation contract is owned by a Non-spousal Applicable Plan beneficiary:

o The initial contribution must be a direct rollover from the deceased plan participant's Applicable Plan and is subject to minimum contribution amounts. See "How you can purchase and contribute to your contract" earlier in this section.

o There are no subsequent contributions.

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o You must receive payments from the Inherited IRA contract even if you are receiving payments from another IRA derived from the deceased plan participant.

Features of the Inherited IRA beneficiary continuation contract which apply to either type of owner:

o The beneficiary of the original IRA (or the Non-spousal Applicable Plan beneficiary) will be the annuitant under the Inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "see-through trust," the oldest beneficiary of the trust will be the annuitant.



o An Inherited IRA beneficiary continuation contract is not available for owners over age 70.


o You may make transfers among the investment options, as permitted.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described in "Charges and expenses" later in this Prospectus.

o If you have elected the Return of Principal death benefit or the Annual Ratchet to age 85 death benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit(s).

o The GIB, the "Greater of" death benefit, Spousal continuation, automatic investment program, automatic payment plans and systematic withdrawals are not available under the Inherited IRA beneficiary continuation contract.

o Upon your death, your beneficiary has the option to continue taking RMDs based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, withdrawal charges (if applicable) will no longer apply. If you had elected a Guaranteed minimum death benefit, it will no longer be in effect and any applicable charge for such benefit will stop.

o When you die, we will pay your beneficiary the Non-Guaranteed benefit account value and the greater of the Guaranteed benefit account value or the applicable death benefit.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix V to find out what applies in your state.

Generally, your refund will equal your Total account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any interest in the account for special dollar cost averaging (if applicable), through the date we receive your contract. Some states, however, require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


For Series CP(R) contract owners, please note that you will forfeit the Credit by exercising this right of cancellation.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or


63 CONTRACT FEATURES AND BENEFITS

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract, whichever applies. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see "Surrendering your contract to receive its cash value," later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see "Tax information," later in this Prospectus.

                                              CONTRACT FEATURES AND BENEFITS  64

2. DETERMINING YOUR CONTRACT'S VALUE

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "Total account value" is the total of: (i) the Guaranteed benefit account value, and (ii) the Non-Guaranteed benefit account value. Your "Guaranteed benefit account value" is the total value you have in: (i) the Guaranteed benefit variable investment options, and (ii) amounts in a Special DCA program designated for the Guaranteed benefit variable investment options. Your "Non-Guaranteed benefit account value" is the total value you have in: (i) the Non-Guaranteed benefit variable investment options, (ii) the guaranteed interest option, and (iii) amounts in a Special DCA program designated for the Non-Guaranteed benefit variable investment options and the guaranteed interest option. See "What your investment options are under the contract" in "Contract Features and benefits" for a detailed list of the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options.


Your contract also has a "cash value." Your contract's cash value is equal to the Total account value, less: (i) the total amount or a pro-rata portion of the annual administrative charge, as well as any optional benefit charges; and (ii) any applicable withdrawal charges. Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding Portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding Portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative expenses; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:



(i) increased to reflect subsequent contributions (plus the Credit for Series CP(R) contracts);


(ii)  decreased to reflect withdrawals (plus withdrawal charges, if applicable);
      or

(iii) increased to reflect transfers into or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct any Guaranteed benefit charge, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated can be found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus transfers and withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

(For Series B and Series L contracts only)

Your value in the account for special dollar cost averaging at any time will equal your contribution allocated to that option, plus interest, minus any amounts that have been transferred to the variable investment options you have selected, and charges we deduct.

EFFECT OF YOUR ACCOUNT VALUES FALLING TO ZERO

In general, your contract will terminate without value if your Total account value falls to zero as the result of withdrawals, or the payment of any applicable charges when due, or a combination of two, as described below:

o If you have Non-Guaranteed benefit account value only and it falls to zero as the result of withdrawals or the payment of any applicable charges, your contract will terminate.

o Your Guaranteed minimum death benefit will terminate without value if your Guaranteed benefit account value falls to zero as the result of withdrawals or the payment of any applicable charges. This will happen whether or not you also elected the GIB or receive Lifetime GIB payments. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

o If you elected the GIB and your Guaranteed benefit account value falls to zero as the result of the payment of any applicable charges or a withdrawal that is not an Excess withdrawal, you will receive Lifetime GIB payments in accordance with the terms of the GIB. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

o If your Guaranteed benefit account value falls to zero due to an Excess withdrawal, your GIB will terminate and you will not receive Lifetime GIB payments. Unless you have amounts allocated to your Non-Guaranteed benefit account value, your contract will also terminate.

Certain withdrawals, even one that does not cause your Total account value to fall to zero, will be treated as a request to surrender your contract and terminate your Guaranteed minimum death benefit. See "Withdrawals treated as surrenders" in "Accessing your money."

As discussed earlier in this Prospectus, we reserve the right to discontinue or limit your ability to make subsequent contributions to the contract or subsequent transfers or contributions to the Guaranteed benefit variable investment options, either directly or through a Special

65 CONTRACT FEATURES AND BENEFITS

DCA program. If we exercise this right, and your account values are at risk of falling to zero, you will not have the ability to fund the contract and any Guaranteed benefits in order to avoid contract and/or Guaranteed benefit termination.

Withdrawals and/or deductions of charges during or following a period of poor market performance in which your account values decrease, increases the possibility that such a withdrawal or deduction could cause your account values to fall to zero.

See Appendix V for any state variations with regard to termination of your contract.

                                           DETERMINING YOUR CONTRACT'S VALUE  66

3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your Total account value among the investment options, subject to the following:

o You may not transfer any amount to a Special DCA program.

o Amounts allocated to the Non-Guaranteed benefit variable investment options or guaranteed interest option can be transferred among the Non-Guaranteed benefit variable investment options. Also, amounts allocated to the Non-Guaranteed benefit variable investment options or the guaranteed interest option can be transferred to the Guaranteed benefit variable investment options until the contract date anniversary following owner age 75, or if later, the first contract date anniversary. Transfers into your Guaranteed benefit account value will be allocated in accordance with your allocation instructions on file. See the limitations on amounts that may be transferred out of the guaranteed interest option below.


o Amounts invested in the Guaranteed benefit variable investment options can only be transferred among the Guaranteed benefit variable investment options. Transfers out of the Guaranteed benefit variable investment options into the Non-Guaranteed benefit variable investment options or guaranteed interest option are not permitted. However, if the owner elects to cancel a Guaranteed benefit, the entire Guaranteed benefit account value must be withdrawn from the contract or transferred into the Non-Guaranteed benefit variable investment options or guaranteed interest option. See "Dropping a Guaranteed benefit" earlier in this Prospectus. See the limitations on amounts that may be transferred into the guaranteed investment option below. ONCE A WITHDRAWAL IS TAKEN FROM YOUR GUARANTEED BENEFIT ACCOUNT VALUE, YOU CANNOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR GUARANTEED BENEFIT ACCOUNT VALUE. YOU MAY, HOWEVER, BE ABLE TO CONTINUE TO MAKE TRANSFERS FROM YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE TO THE GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS UNTIL SUCH TIME YOU MAKE A SUBSEQUENT CONTRIBUTION TO YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE. See "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.


o For amounts allocated to the Guaranteed benefit variable investment options, you may make a transfer from one Guaranteed benefit variable investment option to another Guaranteed benefit variable investment option as follows:

  -- You may make a transfer within the same category provided the resulting allocation to the receiving Guaranteed benefit variable investment option does not exceed the investment option maximum in place at the time of the transfer.

  -- You can make a transfer from a Guaranteed benefit variable investment option in one category to a Guaranteed benefit variable investment option in another category as long as any applicable minimum rule(s) for the transferring category, the minimum and maximum rule(s) for all categories and the maximum rule for the receiving Guaranteed benefit variable investment option are met. For detailed information regarding these rules, see "Category and investment option limitations" under "Allocating your contributions" in "Contract features and benefits."

  -- You may also request a transfer that would reallocate your account value in the Guaranteed benefit variable investment options based on percentages, provided those percentages are consistent with the category and Guaranteed benefit variable investment option limits in place at the time of the transfer.

  -- In calculating the limits for any transfers among the Guaranteed benefit variable investment options, we use the Guaranteed benefit account value percentages as of the date prior to the transfer.

  -- Transfer requests do not change the allocation instructions on file for any future contribution or rebalancing, although transfer requests will be considered subject to the Custom Selection Rules at the time of the request. In connection with any transfer, you should consider providing new allocation instructions, which would be used in connection with future rebalancing. A transfer must comply with the Custom Selection Rules described under "Allocating your contributions" earlier in the Prospectus.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the total account value being allocated to the guaranteed interest option, based on the total account value as of the previous business day. This restriction is waived for amounts transferred from a dollar cost averaging program into the guaranteed interest option.

o We reserve the right to restrict transfers into and among variable investment options, including limitations on the number, frequency, or dollar amount of transfers.


o We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect.


o We may charge a transfer charge for any transfers in excess of 12 transfers in a contract year. For more information, see "Transfer charge" in "Charges and expenses" later in this Prospectus.

o For transfer restrictions regarding disruptive transfer activity, see "Disruptive transfer activity" below.

o The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

  (a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

67 DETERMINING YOUR CONTRACT'S VALUE

    (b) the total of all amounts transferred at your request from the guaranteed interest option to any of the investment options in the prior contract year; or

    (c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you by way of a supplement to this Prospectus. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through Online Account Access. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number;

(2) the dollar amounts or percentages of your current applicable account value to be transferred; and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.


We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.


When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  68

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING AMONG YOUR NON-GUARANTEED BENEFIT VARIABLE INVESTMENT OPTIONS AND GUARANTEED INTEREST OPTION


We offer two rebalancing programs that you can use to automatically reallocate your Non-Guaranteed account value among your Non-Guaranteed benefit variable investment options and the guaranteed interest option. Option I allows you to rebalance your Non-Guaranteed benefit account value among the Non-Guaranteed benefit variable investment options. Option II allows you to rebalance your Non-Guaranteed benefit account value among the Non-Guaranteed benefit variable investment options and the guaranteed interest option.


To enroll in one of our rebalancing programs, you must notify us in writing or through Online Account Access and tell us:

(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.

Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through Online Account Access. See "How to reach us" in "Who is AXA Equitable?" earlier in this Prospectus. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Non-Guaranteed benefit account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Non-Guaranteed benefit variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in special money market dollar cost averaging or general dollar cost averaging.

Our optional rebalancing programs are not available for amounts allocated to the Guaranteed benefit variable investment options. For information about rebalancing among the Guaranteed benefit variable investment options, see "Automatic quarterly rebalancing" under "Allocating your contributions" in "Contract features and benefits" for more information on rebalancing your Guaranteed benefit account value.


SYSTEMATIC ACCOUNT SWEEP PROGRAM

Under the systematic account sweep program, you may elect to have amounts from the Non-Guaranteed benefit account variable investment options and the guaranteed interest option transferred to the Guaranteed benefit variable investment options. This can be done on a quarterly, semi-annual or annual basis. There are four transfer options available under this program.

--------------------------------------------------------------------------------
Please check with your financial professional or one of our customer service representatives regarding the availability of our Systematic account sweep program options.
--------------------------------------------------------------------------------

(i) Fixed dollar. Under this option, you can transfer a specified dollar amount, subject to a minimum of $50. The dollar amount you select cannot be changed while the program is in effect.

(ii) Fixed percentage. Under this program, you can transfer a specified percentage of your Non-Guaranteed benefit account value as of the date of the transfer. The percentage you select cannot be changed while the program is in effect. If your Guaranteed benefit account value on the transfer date is $50 or less, we will transfer the entire amount and the program will end.

(iii) Transfer the gains. Under this option, you can transfer amounts in excess of your "total net contributions" (described below) made to the Non-Guaranteed benefit account value as of the date of


69 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS the transfer. The calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Non-Guaranteed benefit account value as of the date of the transfer. If there are no gains in the Non-Guaranteed benefit account value, a transfer will not occur.

(iv) Transfers the gains in excess of a specified percentage. Under this option, you can transfer amounts in excess of a specified percentage of your "total net contributions" (described below) made to the Non-Guaranteed benefit account value as of the date of the sweep. There is no restriction on the maximum percentage you can request, however, the specified percentage cannot be changed while the program is in effect. Also, the calculated amount to be transferred must be $50 or greater in order for the transfer to occur. If you elect this option after issue, the first transfer will be for all gains in the Non-Guaranteed benefit account value in excess of a specified percentage. If there are no gains in the Non-Guaranteed benefit account value, a transfer will not occur.

For options (iii) and (iv), the "net contribution amount" is the total contributions made to the Non-Guaranteed benefit account value, adjusted for withdrawals (and any applicable withdrawal charges) and all transfers to the Guaranteed benefit account value. All subsequent contributions made to the Non-Guaranteed benefit account value will increase the net contribution amount by the dollar amount of the contribution as of the transaction date of the contribution. All withdrawals and ad hoc transfers from the Non-Guaranteed benefit account value will be withdrawn or transferred - gains first. The net contribution amount will only be reduced by a withdrawal (and any applicable withdrawal charges) or transfer to the extent that the withdrawal or transfer is in excess of "gains" in the Non-Guaranteed benefit account value on the date of the transfer. For this purpose, "gains" is equal to the Non-Guaranteed benefit account value immediately prior to the withdrawal or transfer in excess of net contribution.

Please note the following under the Systematic account sweep program:

o As noted above, transfers can be made on a quarterly, semi-annual or annual basis. You can choose a start date for transfers but it cannot be later than the 28th day of the month or later than one year from the date you enroll in the Systematic account sweep program. The frequency for transfers cannot be changed while the program is in effect. If you decide you want to change the frequency of transfers, you must cancel your current program and re-enroll in the program.

o For Series CP(R) contracts, any credits that are applied to the Non-Guaranteed benefit account value will not be part of the net contribution amount. The total amount of credit applied to the Non-Guaranteed benefit account value will be considered transferred to the Guaranteed benefit account value first before any earnings are transferred under our Systematic withdrawal program.

o Each transfer will be pro-rated from all of your investment options in the Non-Guaranteed benefit account value, except for amounts allocated to a Special DCA program. If either option (iii) or (iv) is selected and there are amounts allocated to a Special DCA program, the calculation of the sweep will use your Non-Guaranteed benefit account value (including any amounts in the Special DCA program that are designated for future transfers to the Non-Guaranteed benefit account value). However, once the amount to be transferred is calculated, the transfer will be pro-rated from the Non-Guaranteed benefit account variable investment options and the Guaranteed interest option. No amounts will be transferred from the Special DCA program.

o Under the Fixed percentage option, the calculation of the transfer will not include any amounts in the Special DCA program and the transfer will be prorated from the Non-Guaranteed benefit variable investment options and the guaranteed interest option.

o All transfers to the Guaranteed benefit account variable investment options will be in accordance with your allocation instructions on file.

o An ad hoc transfer from the Non-Guaranteed benefit account value to the Guaranteed benefit account value that is not part of the Systematic account sweep program will not terminate the program. Please note, however, that a transfer under Options (iii) or (iv) could decrease the net contribution amount that is used to determine the gains on each transfer date.

o You can only have one Systematic account sweep program in effect at any one time.

o You can cancel your Systematic account sweep program at any time.

o Transfers under your Systematic account sweep program do not count toward the transfers under the contract that may be subject to a transfer charge.

o The Systematic account sweep program is available with any dollar cost averaging program available under your contract.

o You can elect a rebalancing program for your Non-Guaranteed benefit account value while the Systematic withdrawal program is in effect. If a rebalancing transaction date and Systematic account sweep program transaction date happen to be on the same Business day, the transfer under the Systematic account sweep program will be processed first. Then, we will process the rebalancing of your Non-Guaranteed benefit account value.

o If all Guaranteed benefits are dropped after you have funded the Guaranteed benefit account value, your Systematic account sweep program will be terminated.

o If we exercise our right to discontinue contributions and/or transfers to the Guaranteed benefit account variable investment options, or if you are unable to make subsequent contributions and/or transfers to the Guaranteed benefit account variable investment options due to any other contribution or transfer restriction, your Systematic account sweep program will be terminated.

o If you make a contribution to your Non-Guaranteed benefit account value following your first withdrawal from the Guaranteed benefit account value, your Systematic account sweep program will be terminated.


                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS  70

4. ACCESSING YOUR MONEY

--------------------------------------------------------------------------------


WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your Total account value before payments begin. The table below shows the methods available under each type of contract.

Your account value could become insufficient due to withdrawals and/or poor market performance. For information on how withdrawals affect your Guaranteed benefits and potentially cause your contract to terminate, please see "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

If you take a withdrawal from the Guaranteed benefit variable investment options, the withdrawal may impact your existing benefits and you will no longer be permitted to make subsequent contributions into the Guaranteed benefit variable investment options. See "How you can purchase and contribute to your contract" in "Contract features and benefits" for more information.



--------------------------------------------------------------------------------
                              METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------

                                                          PRE-AGE     LIFETIME
                                                          59-1/2      REQUIRED
                   AUTOMATIC                               SUB-        MINIMUM
CONTRACT(1)         PAYMENT                             STANTIALLY    DISTRIBU-
                    PLANS(2)  PARTIAL  SYSTEMATIC(3)     EQUAL(4)       TION
--------------------------------------------------------------------------------
NQ                    Yes       Yes        Yes              No           No
--------------------------------------------------------------------------------
Traditional IRA       Yes       Yes        Yes              Yes          Yes
--------------------------------------------------------------------------------
Roth IRA              Yes       Yes        Yes              Yes          No
--------------------------------------------------------------------------------
Inherited IRA         No        Yes        No               No          Yes(5)
--------------------------------------------------------------------------------
QP(6)                 Yes       Yes        No               No           Yes
--------------------------------------------------------------------------------



(1) Please note that not all contract types are available under all contracts in the Retirement Cornerstone(R) Series.

(2) Available for contracts with GIB only.

(3) Available for withdrawals from your Non-Guaranteed benefit variable investment options and guaranteed interest option only.

(4) Not available for contracts with GIB.

(5) The contract (whether traditional IRA or Roth IRA) pays out post-death required minimum distributions. See "Inherited IRA beneficiary continuation contract" in "Contract features and benefits" earlier in this Prospectus.

(6) All payments are made to the trust as the owner of the contract. See "Appendix II: Purchase considerations for QP contracts" later in this Prospectus.

AUTOMATIC PAYMENT PLANS
(For contracts with GIB)

You may take automatic withdrawals from your Guaranteed benefit account value under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary. All withdrawals from an Automatic payment plan count toward your free withdrawal amount.

You may elect either the Maximum payment plan or the Customized payment plan beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. You must wait at least 28 days from enrollment in a plan before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.

If you take a partial withdrawal from your Guaranteed benefit account value while an automatic payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. A partial withdrawal taken during an automatic payment plan could result in an Excess withdrawal. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

MAXIMUM PAYMENT PLAN

If you elect the GIB and have funded the benefit, the Maximum payment plan is available beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. Under the Maximum payment plan, you can request us to pay you the Annual withdrawal amount as scheduled payments. The payment amount may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a Roll-up benefit base reset.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Annual withdrawal amount.

If you take a partial withdrawal from your Guaranteed benefit account value in the same contract year prior to enrollment in the Maximum payment plan, the partial withdrawal will be factored into the scheduled payments for that contract year, as follows: we will calculate the Annual withdrawal amount and subtract the partial withdrawal amount. The difference will be divided by the number of payments that remain for the rest of the contract year based on your election. This will be the amount paid out for the remaining periods for that contract year.

CUSTOMIZED PAYMENT PLAN

--------------------------------------------------------------------------------
Please check with your financial professional or one of our customer service representatives regarding the availability of our Customized payment plan options.
--------------------------------------------------------------------------------

If you elect the GIB and have funded the benefit, the Customized payment plan is available beginning in the second year for contracts with a one year waiting period and the sixth contract year for contracts with a five year waiting period. Depending on availability, any of the following five Customized payment plan options may be elected. Please contact your financial professional for which Customized payment plans are currently available. For options that are based on a withdrawal percentage, the specified percentage is applied to the GIB Roll-up benefit base as of the most recent contract date anniversary. See "Annual withdrawal amount" in "Guaranteed income benefit" under "Contract features and benefits" earlier in this Prospectus.


71  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

The following payment options can be elected under the Customized payment plan. For options (i)-(iii) and (v), your payment may increase or decrease annually as the result of a change in the Annual Roll-up rate. Also, the payment amount may increase as the result of a Roll-up benefit base reset.

(i) Guaranteed minimum percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4%.

(ii) Fixed percentage below the Annual Roll-up rate: You can request us to pay you as scheduled payments a withdrawal amount based on the applicable Annual Roll-up rate MINUS a fixed percentage for each contract year. If in any contract year the calculation would result in a payment that is less than 4%, your withdrawal percentage for that contract year will be 4%. In other words, the withdrawal percentage can never be less than 4%. Your percentage requests must be in increments of 0.50%.

(iii) Fixed percentage: You can request us to pay you as scheduled payments a withdrawal amount based on a fixed percentage. The percentage may not exceed the Annual Roll-up rate in any contract year. If in any contract year the fixed percentage is greater than your Annual Roll-up rate for that contract year, we will pay you only the Annual withdrawal amount as scheduled payments for that contract year.

(iv) Fixed dollar amount: You can request us to pay you as scheduled payments a fixed dollar withdrawal amount each contract year. The fixed dollar amount may not exceed your Annual withdrawal amount in any contract year. If in any contract year the fixed dollar amount is greater than your Annual withdrawal amount, we will pay you as scheduled payments only your Annual withdrawal amount.

(v) Fixed dollar amount or fixed percentage from both the Guaranteed benefit account value and the Non-Guaranteed benefit account value: You can request us to pay you a fixed dollar amount or fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. The Annual withdrawal amount will be withdrawn from the Guaranteed benefit account value. We will pay you any requested amount that is in excess of your Annual withdrawal amount from your Non-Guaranteed benefit account value. If in any contract year there is insufficient value in the Non-Guaranteed benefit account value to satisfy your requested fixed dollar or fixed percentage withdrawal, we will pay you the maximum amount that can be withdrawn from your Annual withdrawal amount and your Non-Guaranteed benefit account value as scheduled payments for that contract year even though this amount will be less than you requested.

It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. Excess withdrawals may significantly reduce the value of the GIB (and "Greater of" death benefit, if elected). See "How withdrawals affect your Guaranteed benefits" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

For examples on how the Automatic payment plans work, please see Appendix VI. For examples of how withdrawals affect your guaranteed benefit bases, see Appendix VII later in this Prospectus.


PARTIAL WITHDRAWALS AND SURRENDERS
(All contracts)

You may take partial withdrawals from your contract at any time. For discussion on how amounts can be withdrawn, see "How withdrawals are taken from your Total account value" below. The minimum amount you may withdraw is $300. You can also surrender your contract at any time.

Partial withdrawals will be subject to a withdrawal charge if they exceed the free withdrawal amount. For more information, see "Free withdrawal amount" in "Charges and expenses" later in this Prospectus.

Any request for a partial withdrawal that results in an Excess withdrawal will terminate your participation in the Maximum payment plan or Customized payment plan. Any partial withdrawal request will terminate the systematic withdrawal option.

SYSTEMATIC WITHDRAWALS
(All contracts except Inherited IRA and QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your Non-Guaranteed benefit variable investment options and guaranteed interest option.

If your contract is subject to withdrawal charges, you may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your Non-Guaranteed benefit account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

If the withdrawal charges on your contract have expired (not applicable to Series C which has no withdrawal charges), you may elect a systematic withdrawal option in excess of percentages described in the preceding paragraph, up to 100% of your Non-Guaranteed benefit account value. HOWEVER, IF YOU ELECT A SYSTEMATIC WITHDRAWAL OPTION IN EXCESS OF THESE LIMITS, AND MAKE A SUBSEQUENT CONTRIBUTION TO YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, THE SYSTEMATIC WITHDRAWAL OPTION WILL BE TERMINATED. You may then elect a new systematic withdrawal option within the limits described in the preceding paragraph.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. If you have also elected a GIB automatic payment plan, unless you instruct us otherwise, your systematic withdrawal option withdrawals will be on the same date as your automatic payment plan. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.

If the systematic withdrawal option is elected with an Automatic payment plan, the payment frequency will be the same as the Automatic payment plan.


                                                        ACCESSING YOUR MONEY  72

You may change the payment frequency, or the amount or the percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

If you take a partial withdrawal while you are taking systematic withdrawals, your systematic withdrawal option will be terminated. You may then elect a new systematic withdrawal option.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal amount previously taken in the same contract year, the systematic withdrawal exceeds the free withdrawal amount.

SUBSTANTIALLY EQUAL WITHDRAWALS
(Traditional IRA and Roth IRA contracts only)

We offer our "substantially equal withdrawals option" to allow you to receive distributions from your contract without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. Substantially equal withdrawals are also referred to as "72(t) exception withdrawals". See "Tax information" later in this Prospectus. The substantially equal withdrawals option is available only if 100% of your Total account value is allocated to either the Guaranteed benefit account value or the Non-Guaranteed benefit account value. This option is not available if your Total account value is split between the Guaranteed benefit account value and the Non-Guaranteed benefit account value at the time you elect this option. If you elect to take substantially equal withdrawals, you may not elect any other automated withdrawal program.

If you elect our substantially equal withdrawals option, we calculate the permissible distributions for you using one of the IRS-approved methods for doing this. Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the substantially equal withdrawal exceeds the free withdrawal amount. See "Free withdrawal amount" in "Charges and expenses" later in this Prospectus. You should also be aware that the portion of any withdrawal from the Guaranteed benefit account value that is in excess of the Annual withdrawal amount will reduce your benefit base(s) on a pro-rata basis as of the date of the withdrawal. See "How withdrawals affect your Guaranteed benefits" and "Annual withdrawal amount" in "Contract features and benefits" for more information.

Our substantially equal withdrawals option is not the exclusive method of meeting the penalty exception. After consultation with your tax adviser, you may decide to use any permissible method. If you do not elect our substantially equal withdrawals option, you would have to compute withdrawal amounts yourself and request partial withdrawals. If you perform this calculation yourself using any permissible method, even the method we use to calculate the substantially equal withdrawals option, a withdrawal charge may apply as described in "Charges and expenses" later in this Prospectus.

Once you begin to take substantially equal withdrawals, you should not do any of the following until after the later of age 59-1/2 or five full years after the first withdrawal: (i) stop them; (ii) change the pattern of your withdrawals (for example, by taking an additional partial withdrawal); or (iii) contribute any more to the contract. If you alter the pattern of withdrawals, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.

In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may make a one-time change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments, which vary each year.

If the contract is eligible, you may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month.We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until (i) we receive written notice from you to cancel this option; (ii) you take an additional partial withdrawal; or (iii) you contribute any more to the contract. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same calendar year in which you took a partial withdrawal or added amounts to the contract.We will calculate the new withdrawal amount.

BECAUSE THE IRS-APPROVED PENALTY EXCEPTION METHODS DO NOT PERMIT YOU TO ADD CONTRIBUTIONS OR CHANGE PAYMENTS TO RESTORE THE BENEFIT BASE, AS NOTED ABOVE, YOU AND YOUR TAX ADVISER SHOULD CONSIDER CAREFULLY WHETHER YOU SHOULD ELECT THE SUBSTANTIALLY EQUAL WITHDRAWALS OPTION OR ANY OTHER METHOD OF PENALTY EXCEPTION WITHDRAWALS IF YOU HAVE ALLOCATED ANY AMOUNTS TO THE GUARANTEED BENEFIT ACCOUNT VALUE.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA and QP contracts only -- See "Tax information" later in this Prospectus)

We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute RMDs yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected one or more Guaranteed benefits, amounts withdrawn from the contract to meet RMDs may reduce your benefit base(s) and may limit the utility of the benefit(s). Also, the actuarial present value of additional contract benefits must be added to the Total account value in calculating RMD payments from annuity contracts funding qualified plans and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.

This service is not available under defined benefit QP contracts.

You may elect this service in the calendar year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.


73 ACCESSING YOUR MONEY

This service does not generate automatic RMD payments during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 70-1/2, you must take any RMDs before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMDs may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

--------------------------------------------------------------------------------
For traditional IRA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on RMD payments if you are enrolled in our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

RMDS FOR CONTRACTS WITH GIB. Generally, if you elect our Automatic RMD service, any lifetime RMD payment we make to you, starting in the first contract year, will not be treated as an Excess withdrawal for contracts with GIB or with GIB and the "Greater of" death benefit. Amounts from both your Guaranteed Benefit account value and Non-Guaranteed account value are used to determine your lifetime RMD payment each year.

If you elect either the Maximum payment plan or the Customized payment plan (together, "automatic payment plans") and our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime RMD amount less all payments made through November 30th and any scheduled December payment. The combined Automatic payment plan and RMD payment will not be treated as an Excess withdrawal if the RMD, together with any withdrawal taken under one of our automatic plans exceeds your Annual withdrawal amount. The additional payment will reduce your Roll-up benefit bases on a dollar for dollar basis. Your Annual Ratchet benefit base is always reduced on a pro-rata basis.

If you take any partial withdrawals in addition to your RMD and Automatic payment plan payments, your applicable Automatic payment plan will be terminated. Any partial withdrawal taken from your Guaranteed benefit account value may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GIB benefit base and Annual withdrawal amount will be reduced.

If you elect our Automatic RMD service and elect to take your Annual withdrawal amount in partial withdrawals without electing one of our available Automatic payment plans, we will make a payment, if necessary, on December 1st that will equal your RMD payment less all withdrawals made through November 30th. If prior to December 1st you make a partial withdrawal that exceeds your Annual withdrawal amount, but not your RMD amount, any portion of that partial withdrawal taken from your Guaranteed benefit account value will be treated as an Excess withdrawal, as well as any subsequent partial withdrawals taken from your Guaranteed benefit account value made during the same contract year. However, if by December 1st your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as an Excess withdrawal.

Your RMD payment will be withdrawn on a pro-rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will withdraw amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the RMD payment or the total amount of the RMD payment will be withdrawn from your Guaranteed benefit variable investment options. For information on how RMD payments are taken from your contract see "How withdrawals are taken from your Total account value" below.

If you do not elect our Automatic RMD service and if your Annual withdrawal amount is insufficient to satisfy the RMD payment, any additional withdrawal taken in the same contract year (even one to satisfy your RMD payment) from your Guaranteed benefit account value will be treated as an Excess withdrawal.


HOW WITHDRAWALS ARE TAKEN FROM YOUR TOTAL ACCOUNT VALUE


Unless you specify otherwise, all withdrawals (other than Automatic payment plan withdrawals, lump sum withdrawals of your Annual withdrawal amount and substantially equal withdrawals) will be taken on a pro-rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

Automatic payment plan withdrawals (other than fixed dollar amount or fixed percentage withdrawals) and lump sum withdrawals of your Annual withdrawal amount will always be taken on a pro-rata basis only from your Guaranteed benefit variable investment options.

Fixed dollar amount or fixed percentage withdrawals are first taken on a pro-rata basis from your Guaranteed benefit variable investment options. If there is insufficient value or no value in those options, we will subtract amounts from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program.

Substantially equal withdrawals are taken on a pro-rata basis from your Total account value. However, if after you have elected the substantially equal withdrawals option your Total account value is split between the Guaranteed benefit account value and the Non- Guaranteed benefit account value, your substantially equal withdrawals will be taken on a pro-rata basis from your Non-Guaranteed benefit variable investment options and guaranteed interest option, excluding amounts in a Special DCA program. If there is insufficient value or no value in those options, we will subtract amounts from your Special DCA program. If there is insufficient value in those options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from your Guaranteed benefit variable investment options. Any amounts withdrawn from the Special DCA program that were designated for the Guaranteed benefit variable investment options will reduce your Guaranteed benefit base(s).

You may choose to have withdrawals subtracted from your contract based on the following options:

(1) Take the entire withdrawal on a pro-rata basis from the Guaranteed benefit variable investment options; or


                                                        ACCESSING YOUR MONEY  74

(2) Take the entire withdrawal from the Non-Guaranteed benefit account value, specifying which Non-Guaranteed benefit variable investment options and/or guaranteed interest option the withdrawal should be taken from; or

(3) Request a certain portion of the withdrawal to be taken from the Guaranteed benefit variable investment options and take the remaining part of the withdrawal from the Non-Guaranteed benefit variable investment options. You must specify the investment options for the Non-Guaranteed benefit account value. The withdrawal from the Guaranteed benefit variable investment options will be taken on a pro rata basis.


For how withdrawals affect your Guaranteed benefits, see "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus and Appendix VII later in this Prospectus.

WITHDRAWALS TREATED AS SURRENDERS

Certain withdrawals may cause your contract and certain Guaranteed benefits to terminate, as follows:

o Any fee deduction and/or withdrawal that causes your Total account value to fall to zero will terminate the contract and any applicable Guaranteed benefit, other than the GIB (unless the account value falls to zero due to an "Excess withdrawal"). See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for a discussion of what happens to your benefit if your Guaranteed benefit account value falls to zero.

o  If you do not elect GIB or have not yet funded it, the following applies:

   -- a request to withdraw 90% or more of your cash value will terminate your contract and any applicable Guaranteed minimum death benefit;

   -- we reserve the right to terminate the contract and any applicable
      Guaranteed minimum death benefit if no contributions are made during the last three contract years and the cash value is less than $500; and

   -- we reserve the right to terminate your contract and any applicable
      Guaranteed minimum death benefit if any withdrawal would result in a remaining cash values of less than $500.

If your contract is terminated we will pay you the contract's cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GIB payments or otherwise). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

Upon your request to surrender your contract for its cash value, all benefits under the contract, including the GIB, will terminate as of the date we receive the required information if your cash value in your Guaranteed benefit account value is greater than your Annual withdrawal amount remaining for that year. If your cash value is not greater than your Annual withdrawal amount remaining for that year, then you will receive your cash value and a supplementary life annuity contract under which we will pay you Lifetime GIB payments. For more information, please see "Effect of your account values falling to zero" in "Determining your contract's value" and "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) the SEC determines that an emergency exists as a result of sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option or a Special DCA program, (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

The following description assumes annuitization of your entire contract. For partial annuitization, see "Partial annuitization" below.

Deferred annuity contracts such as those in the Retirement Cornerstone(R) Series provide for conversion to annuity payout status at or before the contract's "maturity date." This is called annuitization. Upon annuitization, your account value is applied to provide periodic payments as described in this section; the contract and all its benefits terminate; and you receive a supplementary contract for the periodic payments ("payout option"). The supplementary contract does not have an account value or cash value. If you choose a variable payout option, you will receive a supplementary payout contract, as described in more detail later in this section. Your interest in a variable payout contract is a security under the federal securities law and you will receive a separate prospectus related to the contract you select. Currently, the only variable payout option available to a purchaser of a Retirement Cornerstone(R) annuity contract is the Variable Immediate Annuity contract.


75 ACCESSING YOUR MONEY

You may choose to annuitize your contract at any time, which generally is at least 13 months (five years for Series CP(R) contracts) after the contract issue date. The contract's maturity date is the latest date on which annuitization can occur. If you do not annuitize before the maturity date and at the maturity date have not made an affirmative choice as to the type of annuity payments to be received, we will convert your contract to the default annuity payout option described in "Annuity maturity date" later in this section. If you have a GIB or a Guaranteed minimum death benefit, your contract may have both a Guaranteed benefit account value and a Non-Guaranteed benefit account value. If there is a Guaranteed benefit account value and you choose to annuitize your contract before the maturity date, the GIB will terminate without value even if your GIB benefit base is greater than zero. The payments that you receive under the payout annuity option you select may be less than you would have received under GIB. See "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus for further information. Any Guaranteed minimum death benefit terminates upon annuitization. You may choose a partial withdrawal of cash value to purchase a life annuity at any time at or before the maturity date, but the guaranteed annuity purchased rates described below will not apply.


In general, your periodic payment amount upon annuitization is determined by your Total account value, the form of the annuity payout option you elect as described below, and the applicable annuity purchase rate to which that value is applied. Once begun, annuity payments cannot be stopped unless otherwise provided in the supplementary contract. Your contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase rate for a life annuity. We reserve the right, with advance notice to you, to change guaranteed annuity purchase rates any time after your fifth contract date anniversary and at not less than five-year intervals after the first change. (Please see your contract and SAI for more information.) In the event that we exercise our contractual right to change the guaranteed annuity purchase factors, we would segregate the account value based on contributions and earnings received prior to and after the change. When your contract is annuitized, we would calculate the payments by applying the applicable purchase factors separately to the value of the contributions received before and after the rate change. We will provide you with 60 days advance written notice of such a change.

In addition, you may apply your total account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We have the right to require you to provide any information we deem necessary to provide an annuity upon annuitization. If the annuity payment amount is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

We currently offer you several choices of annuity payout options. The options available directly under the contract entitle you to receive fixed annuity payments. Options available under separate contracts and described in separate prospectuses enable you to receive variable annuity payments. Please see Appendix V later in this Prospectus for variations that may apply in your state.

The payments that you receive upon annuitization of your Guaranteed benefit account value may be less than your Annual withdrawal amount or your Lifetime GIB payments. If you are considering annuitization, you should ask your financial professional for information about the payment amounts that would be made under the various choices that are available to you. You may also obtain that information by contacting us. Annuitization of your Non-Guaranteed benefit account value after the date your Lifetime GIB payments begin will not affect those payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time. In addition, if you are exercising your GIB, your choice of payout options are those that are available under the GIB (see "Guaranteed income benefit" in "Contract features and benefits" earlier in this Prospectus).

--------------------------------------------------------------------------------
Fixed annuity payout options              Life annuity
                                          Life annuity with period certain
                                          Life annuity with refund certain
                                          Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity pay-           Life annuity Life annuity with
   out options (described in a            period certain
   separate prospectus)
--------------------------------------------------------------------------------
Income Manager(R) payout options          Life annuity with period certain
   (available for owners and              Period certain annuity
   annuitants age 83 or less at
   contract issue) (described in a
   separate prospectus)
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees pay-

                                                        ACCESSING YOUR MONEY  76
ments for the rest of the annuitant's life, and after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

INCOME MANAGER(R) PAYOUT OPTIONS

Income Manager(R) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(R) payout option, you should read the prospectus which contains important information that you should know. The Income Manager(R) payout annuity contracts differ from the other payout annuity contracts. If you elect an Income Manager payout option, the amount applied will be allocated to fixed maturity options to provide payments during the period certain. If you elect an Income Manager(R) life annuity with period certain, a portion of the amount applied will be used to provide for payments after the certain period while you are living. The amounts allocated to a fixed maturity option will receive a fixed rate of interest during a set period, generally 1 to 15 years from date of allocation to the maturity date of the option. In deciding whether to select an Income Manager(R) payout, you should be aware that we make a market value adjustment (up or down) if you make a withdrawal before the maturity date of the selected option. In addition, you should consider that the amount applied to the payout option may be subject to a new withdrawal charge of up to 7% for withdrawals in the first seven years of the payout contract (in excess of a 10% free withdrawal amount).

The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(R) payout annuity contract. You may request an illustration of the Income Manager(R) payout annuity contract from your financial professional.

Both NQ and IRA Income Manager(R) payout options provide guaranteed level payments. The Income Manager(R) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(R) payout option without life contingencies unless withdrawal charges are no longer in effect under your contract.

For QP and traditional IRA contracts, if you want to elect an Income Manager(R) payout option, we will first roll over amounts in such contract to a traditional IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or traditional IRA contract.

The Income Manager(R) payout options are not available in all states.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your contract.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your contract is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of your total account value. Non-life contingent period certain payouts are not available for variable payouts, so no withdrawal charge is applicable to variable payouts.

For the Income Manager(R) life contingent payout options, no withdrawal charge is imposed under your Retirement Cornerstone(R) contract. If the withdrawal charge that otherwise would have been applied to your account value under your Retirement Cornerstone(R) contract is greater than 2% of the contributions that remain in your Retirement Cornerstone(R) contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(R) contract will apply. The year in which your account value is applied to the payout option will be "contract year 1." Before you select an Income Manager(R) payout option, you should read the Income Manager(R) prospectus which contains important information that you should know.

PARTIAL ANNUITIZATION. Beginning January 1, 2011, partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the annuity payout options described here, but if you choose a period certain annuity payout, the certain period must be for 10 years or more. We require you to elect partial annuitization on the form we specify. Partial annuitization is not available for a Guaranteed income benefit under a contract. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. Please note that a withdrawal from your Guaranteed benefit account value to purchase an annuity payout contract will affect your Guaranteed benefit bases like any other withdrawal. See "How withdrawals are taken from your Total account value" earlier in this section and also the discussion of "Partial annuitization" in "Tax information" for more information.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

Except with respect to the Income Manager(R), where payments are made on the 15th day of the month, you can choose the date annuity payments begin but it may not be earlier than thirteen months from


77 ACCESSING YOUR MONEY
your contract date or not earlier than five years from your Series CP(R) contract date (in a limited number of jurisdictions this requirement may be more or less than five years). You can change the date your annuity payments are to begin any time. The date may not be later than the annuity maturity date described below.

For Series CP(R) contracts, if you start receiving annuity payments within three years of making any contribution, we will recover the Credit that applies to any contribution made within the prior three years. Please see Appendix V later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay your Total account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender if an Income Manager(R) payout option is chosen.

ANNUITY MATURITY DATE

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option, if you do not provide an election by the time of your contract maturity date.

If you do not elect the GIB, or elect the GIB and choose not to fund the guarantee, you may either take a lump sum payment or select an annuity payout option on the maturity date. If you do not make an election at maturity, we will apply your Non-Guaranteed benefit account value to a life-period certain fixed annuity with payments based on the greater of guaranteed or then current annuity purchase rates.

If you elect the GIB and fund the guarantee, the following applies on the maturity date:

o For amounts allocated to your Non-Guaranteed benefit account value, you may select an annuity payout option or take a lump sum payment.

o If you do not make an election for your Guaranteed benefit account value on your maturity date, we will apply the Guaranteed benefit account value to either (a) or (b) below, whichever provides a greater payment:

  (a) a fixed life annuity with a period certain with payments based on the greater of the guaranteed or then current annuity purchase rates, or

  (b) a supplementary contract with annual payments equal to your GIB benefit base applied to the applicable GIB payout factor.

If you elect payments on a joint life basis, the joint life must be your spouse and the joint life GIB payout factors will be reduced. See "Lifetime GIB payments" under "Guaranteed income benefit" in "Contract features and benefits." You may also elect to have your Guaranteed benefit account value paid to you in a lump sum or applied to an annuity payout option we are offering at the time.

If Lifetime GIB payments have already begun, we will issue you one supplementary contract to continue receiving your Lifetime GIB payments. For amounts allocated to your Non-Guaranteed benefit account value, you may select an annuity payout option or take a lump sum payment.


                                                        ACCESSING YOUR MONEY  78

5. CHARGES AND EXPENSES

--------------------------------------------------------------------------------


CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges as described later in this section. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge (if applicable).

o On each contract date anniversary -- a charge for each optional benefit you elect: a Guaranteed minimum death benefit (other than the Return of Principal death benefit) and the Guaranteed income benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

o At the time you request a transfer in excess of 12 transfers in a contract year -- a transfer charge (currently, there is no charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. This does not mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contracts.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

SEPARATE ACCOUNT ANNUAL EXPENSES

MORTALITY AND EXPENSE RISKS CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks. In connection with the Guaranteed benefit variable investment options, a portion of this charge compensates us for our costs in providing the Return of Principal death benefit. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:



  Series B:          0.80%
  Series CP(R):      0.95%
  Series L:          1.10%
  Series C:          1.10%



The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. We expect to make a profit from this charge. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus.

ADMINISTRATIVE CHARGE. We deduct a daily charge from the net assets in each variable investment option. The charge, together with the annual administrative charge described below, is to compensate us for administrative expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:



  Series B:          0.30%
  Series CP(R):      0.35%
  Series L:          0.30%
  Series C:          0.25%



DISTRIBUTION CHARGE. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. Below is the daily charge shown as an annual rate of the net assets in each variable investment option:



  Series B:          0.20%
  Series CP(R):      0.25%
  Series L:          0.25%
  Series C:          0.35%



ACCOUNT VALUE CHARGES

ANNUAL ADMINISTRATIVE CHARGE. We deduct an administrative charge from your Total account value on each contract date anniversary. We deduct the charge if your Total account value on the last business day


79 ACCESSING YOUR MONEY
of the contract year is less than $50,000. If your Total account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your Total account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the Non-Guaranteed benefit variable investment options and the guaranteed interest option (see Appendix V later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro-rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from a Special DCA account. If those amounts are insufficient, we will deduct all or a portion of the charge from the Guaranteed benefit variable investment options.

If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus.

TRANSFER CHARGE

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Any transfer charge will be deducted from the investment options from which the transfer is made. We will not charge for transfers made in connection with one of our dollar cost averaging programs. Also, transfers from a dollar cost averaging program, our Systematic account sweep program or our rebalancing program do not count toward your number of transfers in a contract year for the purposes of this charge.

WITHDRAWAL CHARGE

(For Series B, Series CP(R) and Series L contracts only )

A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or to apply your cash value to a non-life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. For Series CP(R) contracts, a portion of this charge also compensates us for any Credits we apply to the contract. For a discussion of the Credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

The withdrawal charge equals a percentage of the contributions withdrawn. For Series CP(R) contracts, we do not consider Credits to be contributions. Therefore, there is no withdrawal charge associated with a Credit.


The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:


--------------------------------------------------------------------------------
                    WITHDRAWAL CHARGE AS A % OF CONTRIBUTION CONTRACT YEAR
--------------------------------------------------------------------------------
               1        2     3     4    5        6     7    8        9    10
--------------------------------------------------------------------------------
Series B       7%      7%    6%    6%    5%      3%    1%    0%(a)   --    --
--------------------------------------------------------------------------------
Series L       8%      7%    6%    5%    0%(b)   --    --    --      --    --
--------------------------------------------------------------------------------
Series CP(R)   8%      8%    7%    6%    5%      4%    3%    2%      1%    0%(c)
--------------------------------------------------------------------------------
Series C       --(d)   --    --    --    --      --    --    --      --    --
--------------------------------------------------------------------------------


(a) Charge does not apply in the 8th and subsequent contract years following contribution.

(b) Charge does not apply in the 5th and subsequent contract years following contribution.

(c) Charge does not apply in the 10th and subsequent contract years following contribution.

(d) Charge does not apply to Series C contracts.

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

Please see Appendix V later in this Prospectus for possible withdrawal charge schedule variations in your state.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your total account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. Any applicable withdrawal charge will be calculated on the portion of the withdrawal amount that is subject to withdrawal charges. The charge will be taken out of your Guaranteed and Non- Guaranteed benefit account values based on the proportion of the withdrawal amount that is subject to the charge from the respective account values. We deduct the charge in proportion to the amount of the withdrawal subtracted from each investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your Total account value. For more information, see "Guaranteed minimum death benefit and Guaranteed income benefit base" and "How withdrawals affect your Guaranteed benefits" in "Contract features and benefits" earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.


FREE WITHDRAWAL AMOUNT

Each contract year you can withdraw a certain amount from your contract without paying a withdrawal charge. In the first contract year, the free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. The free withdrawal amount does not apply if you surrender your contract except where required by law.

FOR CONTRACTS WITHOUT A GUARANTEED BENEFIT. If you do not elect a Guaranteed benefit with your contract, your free withdrawal amount is equal to 10% of your Non-Guaranteed benefit account value at the beginning of the contract year.


                                                        CHARGES AND EXPENSES  80

FOR CONTRACTS WITH THE GUARANTEED MINIMUM DEATH BENEFIT AND WITHOUT GIB. If you elect Guaranteed minimum death benefit with your contract, but do not elect the GIB, your free withdrawal amount is equal to 10% of your Non-Guaranteed benefit account value and 10% of your Guaranteed benefit account value at the beginning of the contract year. If you do not fund your Guaranteed minimum death benefit until after issue, there is no free withdrawal amount, in connection with the Guaranteed benefit account value, prior to the contract date anniversary following the date on which you funded your Guaranteed minimum death benefit. If you fund your Guaranteed minimum death benefit with a transfer, your free withdrawal amount from your Non-Guaranteed benefit account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GUARANTEED MINIMUM DEATH BENEFIT AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

FOR CONTRACTS WITH GIB. With respect to the Non-Guaranteed benefit account value, your free withdrawal amount is 10% of the Non-Guaranteed benefit account value at the beginning of the contract year.

With respect to the Guaranteed benefit account value, the free withdrawal amount is the GIB Roll-up benefit base multiplied by the Annual Roll-up rate in effect on the first day of the contract year.

If you do not fund your GIB until after issue, there is no free withdrawal amount, in connection with the Guaranteed benefit account value, prior to the contract date anniversary following the date on which you funded your GIB. If you fund your GIB with a transfer, your free withdrawal amount from your Non-Guaranteed benefit account value in that contract year will not be reduced by the amount of the transfer. IF YOU FUND THE GIB AFTER ISSUE WITH A TRANSFER OF 100% OF YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE, YOU WILL NOT HAVE A FREE WITHDRAWAL AMOUNT FOR THE REMAINDER OF THAT CONTRACT YEAR.

In general, the amount of any contribution or transfer into the Guaranteed benefit account value and a contribution into the Non-Guaranteed benefit account value after the first day of the contract year will not be included in your free withdrawal amount for that contract year.

When a withdrawal is taken from both the Non-Guaranteed benefit account value and the Guaranteed benefit account value, the free withdrawal amount is allocated based on the amounts withdrawn from each.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

(i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

(iii) An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

      -- its main function is to provide skilled, intermediate, or custodial nursing care;

      -- it provides continuous room and board to three or more persons;

      -- it is supervised by a registered nurse or licensed practical nurse;

      -- it keeps daily medical records of each patient;

      -- it controls and records all medications dispensed; and

      -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or
(iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED BENEFIT CHARGES

RETURN OF PRINCIPAL DEATH BENEFIT. There is no additional charge for this death benefit.

ANNUAL RATCHET DEATH BENEFIT. If you elect the Annual Ratchet death benefit, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

"GREATER OF" DEATH BENEFIT. If you elect this death benefit, we deduct a charge annually from your Guaranteed benefit variable investment options on each contract date anniversary for which it is in effect. The charge is equal to 0.90% of the "Greater of " death benefit base. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your Roll-Up benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.05%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

GUARANTEED INCOME BENEFIT CHARGE. If you elect the GIB, we deduct a charge annually from your Guaranteed benefit variable investment


81 CHARGES AND EXPENSES
options on each contract date anniversary until such time that your Lifetime GIB payments begin or you elect another annuity payout option, whichever occurs first. The charge is equal to 0.90% of the GIB benefit base in effect on each contract date anniversary. If you elect this benefit, but do not fund it until after your contract issue date, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit.

If your GIB Roll-up benefit base resets on the third or later contract date anniversary, we reserve the right to increase the charge for this benefit up to 1.20%. You will be notified of the increased charge at the time we notify you of your eligibility to reset. The increased charge, if any, will apply as of the next contract date anniversary following the reset and on all contract date anniversaries thereafter. You must notify us at least 30 days prior to your contract date anniversary on which a reset could cause a fee increase in order to cancel the reset on your upcoming contract date anniversary.

For the Annual Ratchet death benefit, "Greater of" death benefit and GIB, we will deduct this charge from your Guaranteed benefit variable investment options on a pro-rata basis. If those amounts are insufficient to pay this charge and you have no amounts in the Special DCA program designated for the Guaranteed benefit variable investment options, your benefit will terminate without value and you will lose any applicable Guaranteed benefits except as noted under "Effect of your account values falling to zero" in "Determining your contract's value" earlier in this Prospectus. Your contract will also terminate if you do not have any Non-Guaranteed benefit account value.

For the Annual Ratchet death benefit, the "Greater of" death benefit and the GIB, if any of the following occur on a date other than a contract date anniversary, we will deduct a pro-rata portion of the charge for that year:

o A death benefit is paid;

o you surrender the contract to receive its cash value;

o you annuitize your Guaranteed benefit account value;

o you transfer 100% of your Guaranteed benefit account value to the Non-Guaranteed benefit account value (following the dropping of your Guaranteed benefits); or

o you withdraw 100% of your Guaranteed benefit account value (following the dropping of your Guaranteed benefits).

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge. For more information on the Variable Immediate Annuity, see "Variable Immediate Annuity payout options" under "Your annuity payout options" in "Accessing your money" earlier in this Prospectus.

CHARGES THAT THE TRUSTS DEDUCT


The Trusts deduct charges for the following types of fees and expenses:

o Management fees.

o 12b-1 fees (for certain variable investment options).

o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each Portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain Portfolios available under the contract in turn invest in shares of other Portfolios of the Trusts and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge (if applicable) or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the Guaranteed benefits, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding the Series CP(R) Credit feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974 ("ERISA") or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recom-

                                                        CHARGES AND EXPENSES  82
mending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

83 CHARGES AND EXPENSES

6. PAYMENT OF DEATH BENEFIT

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.


Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit in connection with your Non-Guaranteed benefit account value is equal to your Non-Guaranteed benefit account value as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death.

The death benefit in connection with any amount in your Guaranteed benefit account value is equal to your Guaranteed benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. For Series CP(R) contracts, the account value used to determine the death benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. Payment of the death benefit terminates the contract.


--------------------------------------------------------------------------------
When we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. If the contract is jointly owned or is issued to a non- natural owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.
--------------------------------------------------------------------------------

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.


EFFECT OF THE OWNER'S DEATH

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under "Beneficiary continuation option."

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal joint owner contract continuation, see the section immediately below.


                                                        CHARGES AND EXPENSES  84

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.


If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to
(1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option. For Series CP(R) contracts, if any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions.


If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. Withdrawal charges, if applicable, will no longer apply, and no subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the "5-year rule", the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GIB and charge will be discontinued. Withdrawal charges, if applicable, will continue to apply and no subsequent contributions will be permitted.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

   -- If the surviving spouse is age 76 or over on the date of your death, any applicable Guaranteed minimum death benefit will be frozen (subject to adjustment for subsequent contributions and withdrawals) and the charge will be discontinued.

   -- If the Guaranteed minimum death benefit continues, the Roll-up benefit base reset, if applicable, will be based on the surviving spouse's age. The next available reset will continue to be based on the contract issue date.

The GIB may continue, as follows:

o If the surviving spouse is the older spouse, GIB and the charge continues with no change;

o If the surviving spouse is the younger spouse, and Lifetime GIB payments have not begun, GIB and the charge continue, as follows:


   -- The surviving spouse may contribute and/or transfer money to the Guaranteed benefit variable investment options up until the contract date anniversary following age 75 (age 71 for contributions to Series CP(R) contracts).


   -- The GIB Roll-up benefit base and the Annual Ratchet benefit base will continue to roll up and ratchet until the contract maturity date or the surviving spouse's age 95, whichever is earlier.

o If the surviving spouse is the younger spouse, and the Lifetime GIB payments have begun, payment will continue to the younger spouse only if the payments were being made on a joint life basis.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed benefits continue to be based on the older spouse's age for the life of the contract.

85 PAYMENT OF DEATH BENEFIT

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

o The withdrawal charge schedule, if applicable, remains in effect.


If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract with the deceased contract owner's name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix V later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the Guaranteed benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in the one-year period prior to the owner's death.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The "5-year rule" is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues with your name on it for the benefit of your beneficiary.

o The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the Non-Guaranteed benefit variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

o The Guaranteed benefit variable investment options will no longer be available and no value can be allocated to those investment options.

o If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.


BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.


Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The beneficiary automatically replaces the existing annuitant.

o The contract continues with your name on it for the benefit of your beneficiary.

                                                    PAYMENT OF DEATH BENEFIT  86

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the Non-Guaranteed benefit variable investment options but no subsequent contributions will be permitted.

o The Guaranteed benefit variable investment options will no longer be available and no value can be allocated to those investment options.

o If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

o Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:


o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Guaranteed benefit account value to equal the applicable death benefit if such death benefit is greater than such Guaranteed benefit account value adjusted for any subsequent withdrawals. For Series CP(R) contracts, the account value will first be reduced by any Credits applied in a one-year period prior to the owner's death.


o No withdrawal charges, if applicable, will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o The account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule, if applicable, will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus, if applicable.

                       ----------------------------------

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include but are not limited to the surviving spouse's age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

87 PAYMENT OF DEATH BENEFIT

7. TAX INFORMATION

--------------------------------------------------------------------------------

OVERVIEW


In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Retirement Cornerstone(R) Series contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 ("ERISA"). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an individual retirement annuity contract such as the ones offered in this Prospectus, or a custodial or trusteed individual retirement account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code ("QP contracts"). How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to the various Guaranteed benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG INVESTMENT OPTIONS


If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See "Partial annuitization" below.

Annuitization under a Retirement Cornerstone(R) Series contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may


                                                    PAYMENT OF DEATH BENEFIT  88
be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).


Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to one or more of the annuity payout options under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this contract constitutes an annuity contract under current federal tax rules.


PARTIAL ANNUITIZATION

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. As of January 1, 2011, a nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date.

WITHDRAWALS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your Total account value less your total investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract's value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued but before the end of the first contract year, you may have taxable income even though you receive no payments under the contract. AXA Equitable will report any income attributable to a collateral assignment on Form 1099-R. Also, if AXA Equitable makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT THE GIB

We treat any withdrawals under the contract as non-annuity payments for income tax purposes. (This includes Annual withdrawal amounts received before the entire contract is annutized as described above under "Annuity Payments.")

1035 EXCHANGES

You may purchase a nonqualified deferred annuity contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Section 1035 exchanges are generally not available after the death of the owner.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.



89 TAX INFORMATION

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments at least annually over your life (or life expectancy), or the joint lives of you and your beneficiary (or joint life expectancies) using an IRS-approved distribution method. We do not anticipate that GIB Annual withdrawal amount payments made before age 59-1/2 will qualify for this exception.

We will report a life-contingent partial annuitization made to an owner under age 59-1/2 as eligible for an exception to the early distribution penalty tax. We may be required to treat a partial annuitization for a period certain of at least 10 years as being subject to the penalty for an owner under age 59-1/2.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the Portfolios, and must have no right to direct the particular investment decisions within the Portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of Portfolios available could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No. 49.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL


"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis; and

o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA or Roth IRA. We also offer Inherited IRA contracts for payment of post-death required minimum distributions from traditional IRAs and Roth IRAs, respectively.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional and Roth IRA contracts (including Inherited IRA contracts) for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You can cancel either type of the Retirement Cornerstone(R) Series IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel with a certain number of days" under "Contract


                                                             TAX INFORMATION  90
features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to purchase a traditional IRA or as additional contributions to an existing IRA:

o "regular" contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution AXA Equitable requires to purchase the contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, the following Retirement Cornerstone(R) Series contracts must be purchased through a direct transfer contribution or rollover contribution: Series L, Series CP(R), or Series C. Since the minimum initial contribution AXA Equitable requires to purchase the Retirement Cornerstone(R) B contract ("contract", not "Series") is $5,000, which is the same as the current maximum regular contribution you can make to an IRA for a taxable year, the Retirement Cornerstone(R) Series contract ("contract", not "Series") may be purchased through a regular contribution as well as direct transfer or rollover contribution.

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional "catch-up contributions" of up to $1,000 to your traditional IRA.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint Federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $5,000, married individuals filing jointly can contribute up to $10,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $5,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $5,000 or 100% of "earned income" to a traditional IRA for a non-working spouse until the year in which the non-working spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual's personal situation (including his/her spouse). IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual's income limits for determining contributions and deductions all may be adjusted annually for cost of living.

NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the non-working spouse's traditional IRA) may not, however, exceed the $5,000 maximum per person limit for the applicable taxable year. The dollar limit is $6,000 for people eligible to make age 50-70-1/2"catch-up" contributions. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section for more information.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year. Make sure you designated the year for which you are making the contribution.

ROLLOVER AND DIRECT TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":


91 TAX INFORMATION

o qualified plans;

o governmental employer 457(b) plans;

o 403(b) plans; and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. A non-spousal death beneficiary may also be able to make a direct rollover to an inherited IRA contract with special rules and restrictions under certain circumstances.

There are two ways to do rollovers:

o Do it yourself:
  You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse's traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

EXCESS CONTRIBUTIONS TO TRADITIONAL IRAS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid or limit the excise tax by withdrawing an excess contribution (rollover or regular). See Publication 590 for further details.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are


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subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.


We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax-free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of certain excess contributions, as described in IRS Publication 590; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and direct transfer contributions to traditional IRAs" earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older if made by December 31, 2011.

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS--REQUIRED MINIMUM DISTRIBUTIONS. Distributions must be made from traditional IRAs according to rules contained in the Code and

Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1st - April 1st). Distributions must start no later than your "Required Beginning Date", which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account


93 TAX INFORMATION
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value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?
No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary."PLEASE NOTE THAT WE NEED AN INDIVIDUAL ANNUITANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE ANNUITANT.

SPOUSAL CONTINUATION

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event


                                                             TAX INFORMATION  94
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occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions:

o made on or after your death; or

o made because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

To meet the substantially equal periodic payments exception, you could elect to apply your entire contract value to an Income Manager(R) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal payments, using your choice of IRS-approved methods we offer. Although Income Manager(R) payments and substantially equal withdrawals are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once Income Manager(R) annuity payments or substantially equal withdrawals begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from, or any additional contributions or transfers you make to, your contract as changing your pattern of Income Manager(R) payments or substantially equal withdrawals for purposes of determining whether the penalty applies.

Making additional contributions to the contract is treated as changing the pattern of withdrawals. It does not matter whether the additional contributions are made by direct transfer or rollover; nor does it matter if they are made to the Non-Guaranteed benefit account or the Guaranteed benefit account. Because the penalty exception method does not permit additional contributions or payment changes to restore any benefit base under the contract, you and your tax adviser should consider carefully whether you should elect the substantially equal withdrawals option or any other method of penalty exception withdrawals if you have allocated, or intend to allocate, amounts to the Guaranteed benefit account value after starting substantially equal withdrawals.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional individual retirement annuities (traditional IRAs)."

The Retirement Cornerstone(R) Series Roth IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS. Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs or other eligible retirement plans ("conversion rollover" contributions); or

o tax-free rollover contributions from other Roth individual retirement arrangements or designated Roth accounts under defined contribution plans; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth IRA contract. See "Rollovers and direct transfer contributions to Roth IRAs" later in this section for more information. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

For Retirement Cornerstone(R) Series CP(R), Series L and Series C Roth IRA contracts, the initial contribution must be a direct transfer or rollover contribution. Subsequent contributions may also be "regular" contributions out of compensation.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $5,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $5,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion under "Special rules for spouses" earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.


95 TAX INFORMATION
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With a Roth IRA, you can make regular contributions when you reach age 70-1/2, as long as you have sufficient earnings. The amount of permissible contributions to Roth IRAs for any year depends on the individual's income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590, "Individual Retirement Arrangements
(IRAs)" for the rules applicable to the current year.

WHEN YOU CAN MAKE CONTRIBUTIONS. Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFER CONTRIBUTIONS TO ROTH IRAS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o another Roth IRA;

o a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion rollover");

o a "designated Roth contribution account" under a 401(k) plan, 403(b) plan, or governmental employer Section 457(b) plan (direct or 60-day); or

o from non-Roth accounts under another eligible retirement plan, as described below under "Conversion rollover contributions to Roth IRAs."

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION ROLLOVER CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code
Section 401(a) qualified plan, a 403(b) plan, and a governmental employer
Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro-rata portion of the distribution is tax-free. Even if you are under age 59-1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have issued Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.


The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

                                                             TAX INFORMATION  96
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No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA). You cannot recharacterize back to the original plan a contribution directly rolled over from an eligible retirement plan which is not a traditional IRA.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

To recharacterize a contribution, you must use our forms.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o rollovers from a Roth IRA to another Roth IRA;

o direct transfers from a Roth IRA to another Roth IRA;

o qualified distributions from a Roth IRA; and

o return of excess contributions or amounts recharacterized to a traditional
  IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you are age 59-1/2 or older; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped, then added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS DURING LIFE

Lifetime required minimum distributions do not apply.


97 TAX INFORMATION
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REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?", assuming death before the Required Beginning Date.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS TO ROTH IRAS

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

Federal tax rules require payers to withhold differently on "periodic" and "non-periodic" payments. Payers are to withhold from periodic annuity payments as if the payments were wages. The annuity contract owner is to specify marital status and the number of withholding exemptions claimed on an IRS Form W-4P or similar substitute election form. If the owner does not claim a different number of withholding exemptions or marital status, the payer is to withhold assuming that the owner is married and claiming three withholding exemptions. If the owner does not provide the owner's correct Taxpayer Identification Number a payer is to withhold from periodic annuity payments as if the owner were single with no exemptions.

A contract owner's withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

As described below, there is no election out of federal income tax withholding if the payment is an eligible rollover distribution from a qualified plan. If a non-periodic distribution from a qualified plan is not an eligible rollover distribution then election out is permitted. If there is no election out, the 10% withholding rate applies.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

MANDATORY WITHHOLDING FROM QUALIFIED PLAN DISTRIBUTIONS


Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from qualified plans are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions and communicating to the recipient whether the distribution is an eligible rollover distribution.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

                                                             TAX INFORMATION  98
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8. MORE INFORMATION

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests solely in Class IA/A or Class IB/B shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5) to deregister Separate Account No. 49 under the Investment Company Act of 1940;


(6) to restrict or eliminate any voting rights as to Separate Account No. 49;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8) to limit or terminate contributions or transfers into any of the variable investment options; and

(9) to limit the number of variable investment options you may select.


If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional Portfolios or eliminate existing Portfolios at any time. More detailed information about each Trust, its Portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT


This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any Guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such Guaranteed benefits. The general obligations and any Guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative. For Series CP(R) contracts, credits allocated to your account value are funded from our general account.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Secu-

99 TAX INFORMATION
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rities Act of 1933 because of exemptions and exclusionary provisions that apply.
The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.


We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account . The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC TRANSACTIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, subsequent contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as a subsequent contribution into a contract on a monthly or quarterly basis. AIP is available for NQ traditional IRA and Roth IRA contracts, AIP is not available for QP or Inherited IRA Beneficiary Continuation (traditional IRA or Roth IRA) contracts. Please see Appendix V later in this Prospectus to see if AIP is available in your state.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP subsequent contributions may be allocated to any of the variable investment options, but not to a Special DCA program. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month. For contracts with a Guaranteed benefit, AIP contributions with allocations to the Guaranteed benefit variable investment options will be allocated to corresponding Non-Guaranteed benefit variable investment options that invest in the same Portfolios after the date the first withdrawal is taken from the Guaranteed benefit account value.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the pur-


                                                           MORE INFORMATION  100
   pose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

CONTRIBUTIONS, CREDITS AND TRANSFERS

o Contributions (and Credits, for Series CP(R) contracts only) allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

o Contributions (and Credits, for Series CP(R) contracts only) allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Initial contributions allocated to the account for special dollar cost averaging receive the interest rate in effect on that business day. At certain times, we may offer the opportunity to lock in the interest rate for an initial contribution to be received under Section 1035 exchanges and trustee to trustee transfers. Your financial professional can provide information or you can call our processing office.

o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

o the election of trustees; or

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a Portfolio for which no instructions have been received in the same proportion as we vote shares of that Portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a Portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


MISSTATEMENT OF AGE

If the age of any person upon whose life or age a benefit provided under a Guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that Guaranteed benefit at the correct age, (i) the benefit will be rescinded; (ii) any charges that were deducted for the benefit will be refunded and applied to the Total account value of the contract, and
(iii) only the death benefit provided by amounts allocated to the Non-Guaranteed benefits account value will apply.

STATUTORY COMPLIANCE

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

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FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive notification of any change at our processing office.

Any Guaranteed benefit in effect, will generally terminate if you change ownership of the contract. A Guaranteed benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. It will also not terminate if you transfer your individually-owned contract to a trust held for your (or your and your immediate family's) benefit; it will continue to be based on your life. If you were not the annuitant under the individually-owned contract, you will become the annuitant when ownership is changed. Please speak with your financial professional for further information.

See Appendix V later in this Prospectus for any state variations with regard to terminating any benefits under your contract.

In general, you cannot assign or transfer ownership of an IRA or QP contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign IRA and QP contracts as security for a loan or other obligation.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your IRA or QP contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge, if one applies.

Loans are not available under your NQ contract.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as security for a loan with a third party lender. The terms of the assignment are subject to our approval. The amount of the assignment may never exceed your account value on the day prior to the date we receive all necessary paperwork to effect the assignment. Only one assignment per contract is permitted, and any such assignment must be made prior to the first contract date anniversary. You must indicate that you have not purchased, and will not purchase, any other AXA Equitable (or affiliate's) NQ deferred annuity contract in the same calendar year that you purchase the contract.

A collateral assignment does not terminate your benefits under the contract. However, all withdrawals, distributions and benefit payments, as well as the exercise of any benefits, are subject to the assignee's prior approval and payment directions. We will follow such directions until AXA Equitable receives written notification satisfactory to us that the assignment has been terminated. If the owner or beneficiary fails to provide timely notification of the termination, it is possible that we could pay the assignee more than the amount of the assignment, or continue paying the assignee pursuant to existing directions after the collateral assignment has in fact been terminated. Our payment of any death benefit to the beneficiary will also be subject to the terms of the assignment until we receive written notification satisfactory to us that the assignment has been terminated.

In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

HOW DIVORCE MAY AFFECT YOUR GUARANTEED BENEFITS

Our optional benefits do not provide a cash value or any minimum account value. In the event that you and your spouse become divorced after you purchase a contract with a guaranteed benefit, we will not divide the benefit base as part of the divorce settlement or judgment. As a result of the divorce, we may be required to withdraw amounts from the account value to be paid an ex-spouse. Any such withdrawal will be considered a withdrawal from the contract. This means that your guaranteed benefit will be reduced and a withdrawal charge may apply.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.


AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.


The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").


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


AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the Total account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation" ) to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of

AXA Distributor's Selling broker-dealers. This compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the Total account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.


103 MORE INFORMATION

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of their assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements").

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2010) received additional payments. These additional payments ranged from $127 to $3,689,426. AXA Equitable and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Advantage Capital Corporation
AG Edwards
American General Securities Inc
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Associated Securities Corp.
Bank of America
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Colonial Brokerage, Inc.
Comerica Securities
Commonwealth Financial Network
CUSO Financial Services, LP
Essex National Securities Inc
FFP
Financial Network Investment Corporation
First Allied Securities
First Citizens Investor Services
First Tennessee Brokerage, Inc.
FSC Securities Corporation
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Investment Centers of America/First Dakota Inc.
IFC Holdings Inc. DBA Invest Financial Corporation
Investment Professionals, Inc.
Investors Capital Corporation
Ironstone Securities, Inc
J.P. Turner & Co. LLC
James T. Borello & Co.
Janney Montgomery Scott
Key Investment Services, LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Financial Corporation
M&T Securities
Merrill Lynch Life Agency
MML Investors Services LLC
Morgan Keegan
Morgan Stanley Smith Barney - Morgan Stanley & Co., Incorporated
Multi-Financial Securities Corporation
National Planning Corporation
Next Financial Group, Inc.
NFP Securities, Inc.
Pension Planners Securities Inc
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Oppenheimer & Co. Inc.
Raymond James & Associates Inc
Raymond James Financial Service
RBC Capital Markets Corp.
Robert W Baird
Royal Alliance Associates Inc.
RW Baird - Robert N. Baird & Co. Incorporated
Sage Point Financial, Inc
Securities America, Inc.
SII Investments, Inc.
Sorrento Pacific Financial LLC
Stifel, Nicolaus & Co.
Summit Brokerage Services, Inc
Termed/Gunnallen Financial, Inc.
Termed/Mutual Service Corporation
Transamerica Financial Advisors, Inc.
U.S Bancorp Investments, Inc.
UBS Financial Services, Inc.
United Planners' Financial Service of America
UVEST Financial Services Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Advisors Financial Network LLC
Wells Fargo Advisors
Wells Fargo Advisors, LLC
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.


                                                           MORE INFORMATION  104

Appendix I: Condensed financial information


--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.30%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.58           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 92               --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.00           $10.11
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 89               --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.25           $10.12
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 94               --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.05           $10.11
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 14               --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.34           $10.51
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                104               --
----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.45           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                499                3
----------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.96           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              8,343                7
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.84           $10.06
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              5,312               --
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.57           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,755               --
----------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.20           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,053                4
----------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.98           $10.10
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                759                2
----------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.08           $10.13
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             30,229              175
----------------------------------------------------------------------------------------------------


APPENDIX I: CONDENSED FINANCIAL INFORMATION I-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.22           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                981               32
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.09           $10.75
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                969                7
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.68           $10.45
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                892                7
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.34           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,190               25
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER INTERNATIONAL I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.33           $10.00
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,034                8
----------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.98           $10.13
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                983               60
----------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.67           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                101               --
----------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.41           $10.00
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 64               --
----------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $14.14           $10.73
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 77               --
----------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.00           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 48               --
----------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.51           $10.36
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                656               --
----------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.41           $ 9.92
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                154                1
----------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.62           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 58               --
----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.63           $10.41
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 28               --
----------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.94          $10.42
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 19               --
----------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.84           $10.32
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 60               --
----------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.35           $ 9.92
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              4,192               32
----------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.37           $10.28
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                191               --
----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.61           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                236                3
----------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.33           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 45               --
----------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.17           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 21               --
----------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.05           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 88               --
----------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.89           $10.59
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                693                1
----------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.36           $ 9.85
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 73                2
----------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.20           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                111                2
----------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.17           $ 9.89
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,244                3
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.88           $10.07
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                109               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.63           $10.00
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 81               --
----------------------------------------------------------------------------------------------------


I-3 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.58           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 83               --
----------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.41           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                114               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.92           $10.39
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 78               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.60           $10.28
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 45               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.62           $10.24
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 41               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.41           $10.24
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 72               --
----------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.07           $10.51
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                100               --
----------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.71           $10.51
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 17               --
----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.87           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                312               11
----------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.00           $10.28
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                309               --
----------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.36           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                266                2
----------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.34           $10.24
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 28               --
----------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.61           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                154               --
----------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.96           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                476                6
----------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.40           $10.76
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 96                1
----------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.92           $10.35
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                287                3
----------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.87           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 41               --
----------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.64           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 44               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.75           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 14               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.97           $10.37
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                507                1
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.91           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                251                1
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.90           $10.14
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                355                2
----------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.87               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                144               --
----------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.11           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                253                5
----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.62               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 53               --
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.90           $10.48
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                148               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.88           $10.01
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 22               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.83           $10.22
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                269               --
----------------------------------------------------------------------------------------------------


I-5 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.40           $10.25
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                235               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. LEISURE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.36           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  6               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.67           $10.39
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 84               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.50           $10.67
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 34               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.66           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                204               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.43           $10.32
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                120               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.96           $10.35
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                220                6
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.67           $10.30
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                362                2
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.54           $10.43
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                172               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.82           $10.62
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                118               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.44           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                162               --
----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.37           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                587               --
----------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.83           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                295               --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.55           $10.44
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 98               --
----------------------------------------------------------------------------------------------------


                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-6

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.29           $10.31
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 59               --
----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.17           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 75               --
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.80           $10.53
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 84               --
----------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                           10.74               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 69               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.96           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                164               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.11           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                244               10
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.64           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                462                6
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.64           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,151                8
----------------------------------------------------------------------------------------------------
PROFUND VP BEAR
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 7.84           $ 9.67
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 20                1
----------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.47           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 39               --
----------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.99           $10.53
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 71               --
----------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.95           $10.30
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                158                2
----------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.79           $10.08
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                158               --
----------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.35           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                777                3
----------------------------------------------------------------------------------------------------


I-7 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.30               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 21               --
----------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.08           $10.30
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                327                1
----------------------------------------------------------------------------------------------------



                                 APPENDIX I: CONDENSED FINANCIAL INFORMATION I-8

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.55           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 23               --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.97           $10.10
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.22           $10.12
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 15               --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.02           $10.11
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  5               --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.30           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 24               --
----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.42           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                114               --
----------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.93           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,602               22
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.80           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,069               --
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.54           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,111               --
----------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.17           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                546               --
----------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.95           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                237               --
----------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.05           $10.12
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             10,414              119
----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.19           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                179               --
----------------------------------------------------------------------------------------------------


I-9 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.05           $10.74
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                394               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.64           $10.44
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                369               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.30           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                982               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER INTERNATIONAL I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.30           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                892               --
----------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.95           $10.13
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                181                1
----------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.63           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 26               --
----------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.38           $10.00
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 18               --
----------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $14.10           $10.72
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 40               --
----------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.96           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 16               --
----------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.48           $10.36
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                135               --
----------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.39           $ 9.92
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 45               --
----------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.59           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 13               --
----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.60           $10.41
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.90           $10.41
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-10

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.80           $10.32
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 27               --
----------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.32           $ 9.91
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,871               --
----------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.33           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 34               --
----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.58           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 55               --
----------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.30           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.14           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  5               --
----------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.01           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 20               --
----------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.85           $10.58
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                215                1
----------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.33           $ 9.85
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 27               --
----------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.17           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 29               --
----------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.15           $ 9.89
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                780               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.85           $10.07
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 19               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.60           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 19               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.55           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 20               --
----------------------------------------------------------------------------------------------------


I-11 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.37           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 23               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.88           $10.39
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 50               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.57           $10.28
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 11               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.58           $10.24
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 15               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.38           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 23               --
----------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.04           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 27               --
----------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.67           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  8               --
----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.84           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,627               10
----------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.97           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 51               --
----------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.33           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 57                1
----------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.31           $10.24
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.57           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 44               --
----------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.94           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                104                3
----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.36           $10.76
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 28               --
----------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-12

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.88           $10.35
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 54               --
----------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.84           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 22               --
----------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.61           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 15               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.72           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 27               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.94           $10.37
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                124               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.87           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 64               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.87           $10.13
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 69               --
----------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.85               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 41               --
----------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.08           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 60               --
----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.59               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 18               --
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.86           $10.47
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 35               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.85           $10.01
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 24               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.80           $10.22
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 71               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.36           $10.25
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 49               --
----------------------------------------------------------------------------------------------------


I-13 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
INVESCO V.I. LEISURE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.33           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.63           $10.39
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 16               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.46           $10.66
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 14               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.63           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 85               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.39           $10.32
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 57               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.92           $10.35
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 68               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.64           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                126               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.50           $10.42
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 70               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.78           $10.62
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 53               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.40           $10.56
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 37               --
----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.33           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                167               --
----------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.80           $10.08
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 73               --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.52           $10.43
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 29               --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.25           $10.31
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 26               --
----------------------------------------------------------------------------------------------------


                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-14

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.14           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 37               --
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.76           $10.53
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 22               --
----------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.71               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 19               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.93           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 22               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.08           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 86               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.61           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                113               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.61           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                223               --
----------------------------------------------------------------------------------------------------
PROFUND VP BEAR
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 7.82           $ 9.66
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  6               --
----------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.44           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 13               --
----------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.95           $10.53
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 43               --
----------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.92           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 43               --
----------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.75           $10.08
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 23               --
----------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.32           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                189               --
----------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.27               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  4               --
----------------------------------------------------------------------------------------------------


I-15 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.04           $10.30
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 95               --
----------------------------------------------------------------------------------------------------






                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-16

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.53           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 33               --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.96           $10.10
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 92               --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.21           $10.12
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 32               --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.01           $10.10
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 15               --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.29           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 80               --
----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.40           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 62               --
----------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.92           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              4,076               --
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.79           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,311               --
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.53           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,484                3
----------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.16           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                445               --
----------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.94           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                268               --
----------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.04           $10.12
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             13,852               39
----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.17           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                160                1
----------------------------------------------------------------------------------------------------





I-17 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.04           $10.74
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                517               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.63           $10.44
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                497               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.29           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,309               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER INTERNATIONAL I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.29           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,150               --
----------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.93           $10.13
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                526               --
----------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.62           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 29               --
----------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.37           $10.00
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 17               --
----------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $14.09           $10.72
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 38               --
----------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.95           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 32               --
----------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.47           $10.36
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                259               --
----------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.37           $ 9.92
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 57               --
----------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.57           $10.14
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  5               --
----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.59           $10.41
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 29               --
----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.89           $10.41
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 28               --
----------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-18

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.79           $10.32
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  7               --
----------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.31           $ 9.91
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,453               --
----------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.32           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                116               --
----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.57           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                151               --
----------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.29           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 13               --
----------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.13           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 14               --
----------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.00           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 35               --
----------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.84           $10.58
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                284               --
----------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.32           $ 9.85
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 35               --
----------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.16           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 32               --
----------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.13           $ 9.89
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,189               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.84           $10.07
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 61               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.59           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 20               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.53           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 18               --
----------------------------------------------------------------------------------------------------





I-19 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.36           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 15               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.87           $10.38
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.55           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 23               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.57           $10.24
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 20               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.36           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  7               --
----------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.02           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 44               --
----------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.66           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.83           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                123               --
----------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.96           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 87                1
----------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.31           $10.20
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                123               --
----------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.29           $10.24
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 15               --
----------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.56           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 59                1
----------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.92           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                227               --
----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.35           $10.76
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 50               --
----------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-20

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.87           $10.34
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 98               --
----------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.82           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 14               --
----------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.59           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 19               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.71           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 24               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.92           $10.37
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                411               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.86           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 95               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.86           $10.13
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                156               --
----------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.84               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 74               --
----------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.07           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 91               --
----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.58               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 26               --
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.84           $10.47
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 58               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.83           $10.00
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 10               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.78           $10.22
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                118               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.35           $10.25
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 77               --
----------------------------------------------------------------------------------------------------





I-21 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
INVESCO V.I. LEISURE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.31           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.62           $10.38
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 21               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.45           $10.66
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 21               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.61           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 72               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.38           $10.32
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 48               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.91           $10.34
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                112               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.63           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                233               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.48           $10.42
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 75               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.77           $10.61
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 52               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.38           $10.56
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 77               --
----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.32           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                282               --
----------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.79           $10.08
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                124               --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.51           $10.43
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 35               --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.24           $10.31
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 25               --
----------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-22

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.13           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 42               --
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.75           $10.53
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 25               --
----------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.70               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 51               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.91           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 99               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.07           $10.04
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                106               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.59           $ 9.97
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                290                1
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.60           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                607               --
----------------------------------------------------------------------------------------------------
PROFUND VP BEAR
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 7.81           $ 9.66
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 26               --
----------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.42           $10.08
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 18               --
----------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.94           $10.53
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 38               --
----------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.90           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 77               --
----------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.74           $10.08
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 60               --
----------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.31           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                437               --
----------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.26               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 33               --
----------------------------------------------------------------------------------------------------





I-23 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.03           $10.30
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                135               --
----------------------------------------------------------------------------------------------------



                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-24

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010.



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.53           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.95           $10.10
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.20           $10.12
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.00           $10.10
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.28           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  8               --
----------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.40           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 12               --
----------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.91           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                412               --
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.79           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                250               12
----------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.52           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                372               --
----------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.15           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 40                6
----------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.93           $10.09
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 41               --
----------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.03           $10.12
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                792               --
----------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.17           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 81               --
----------------------------------------------------------------------------------------------------





I-25 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.03           $10.74
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 26               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.62           $10.44
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 17               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500 I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.29           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 60               --
----------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER INTERNATIONAL I
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.28           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 57               --
----------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.93           $10.13
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                141                2
----------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH V.I FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.61           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.36           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  4               --
----------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $14.08           $10.72
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 13               --
----------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.94           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 13               --
----------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.46           $10.36
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 19               --
----------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL VALUE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.37           $ 9.92
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 35               --
----------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.57           $10.14
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.58           $10.41
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 15               --
----------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.88           $10.41
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-26

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.78           $10.32
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.30           $ 9.91
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                143                6
----------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.31           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  7               --
----------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.56           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 59               --
----------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.28           $10.28
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON ALLOCATION
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.12           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.99           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 20               --
----------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.83           $10.58
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 43               --
----------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.31           $ 9.85
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  6               --
----------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.15           $10.16
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.13           $ 9.89
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 81                6
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.83           $10.07
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL ETF
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.58           $ 9.99
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  5               --
----------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.53           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  5               --
----------------------------------------------------------------------------------------------------


I-27 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.35           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 11               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.86           $10.38
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  7               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.55           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.56           $10.24
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  6               --
----------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.36           $10.23
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.01           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 15               --
----------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.65           $10.50
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.82           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                118               --
----------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.95           $10.27
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 10               --
----------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.30           $10.20
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 10               --
----------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.29           $10.24
----------------------------------------------------------------------------------------------------
Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.55           $10.18
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  4               --
----------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.92           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                531               --
----------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.34           $10.76
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 18               --
----------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-28

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.86           $10.34
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  4               --
----------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL EQUITY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.82           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 10               --
----------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.59           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  5               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP ASSET MANAGER: GROWTH(R) PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.70           $10.26
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.91           $10.37
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 11                1
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.85           $10.17
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  7               --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.85           $10.13
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 51               --
----------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.83               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 93               --
----------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.06           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 36               --
----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.58               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  8               --
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.84           $10.47
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. FINANCIAL SERVICES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.83           $10.00
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.77           $10.22
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 25                1
----------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.34           $10.25
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  5               --
----------------------------------------------------------------------------------------------------





I-29 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
INVESCO V.I. LEISURE FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.31           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.61           $10.38
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.44           $10.66
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.61           $10.15
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 17                1
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.37           $10.32
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  4               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.90           $10.34
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 20                1
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH INCOME
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.62           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 58               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.48           $10.42
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 10                2
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.76           $10.61
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  5               --
----------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------
 Unit value                                                          $13.38           $10.56
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.31           $10.21
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 26                2
----------------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.78           $10.08
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  8               --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.50           $10.43
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 --               --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.23           $10.31
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-30

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.12           $10.25
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  2               --
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.74           $10.53
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 10               --
----------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.70               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  7               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $12.90           $10.57
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 31               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.06           $10.04
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 35               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.59           $ 9.97
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 75               --
----------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.60           $ 9.98
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                288               --
----------------------------------------------------------------------------------------------------
PROFUND VP BEAR
----------------------------------------------------------------------------------------------------
 Unit value                                                          $ 7.81           $ 9.66
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------
PROFUND VP BIOTECHNOLOGY
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.42           $10.08
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO II
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.93           $10.53
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.90           $10.29
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  3               --
----------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.74           $10.07
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 23               --
----------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $11.30           $10.05
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 89               --
----------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
----------------------------------------------------------------------------------------------------
 Unit value                                                          $10.26               --
----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  1               --
----------------------------------------------------------------------------------------------------





I-31 APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2010. (CONTINUED)



----------------------------------------------------------------------------------------------------
                                                                 FOR THE YEARS ENDING DECEMBER 31,
                                                               -------------------------------------
                                                                      2010             2009
----------------------------------------------------------------------------------------------------
 VAN ECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------
  Unit value                                                         $13.02           $10.30
----------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                31               --
----------------------------------------------------------------------------------------------------





                                APPENDIX I: CONDENSED FINANCIAL INFORMATION I-32

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of a Retirement Cornerstone(R) Series contract should discuss with their tax and ERISA advisers whether this is an appropriate investment vehicle for the employer's plan. There are significant suitability issues in the purchase of a Retirement Cornerstone(R) Series contract in a defined benefit plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Retirement Cornerstone(R) Series QP contract or another annuity contract. Therefore, you should purchase a Retirement Cornerstone(R) Series QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or contributions directly from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Only one additional transfer contribution may be made per contract year.


If amounts attributable to an excess or mistaken contribution must be withdrawn, either or both of the following may apply: (1) withdrawal charges; or (2) benefit base adjustments to a Guaranteed benefit. If in a defined benefit plan the plan's actuary determines that an overfunding in the QP contract has occurred, then any transfers of plan assets out of the QP contract may also result in withdrawal charges or benefit base adjustments on the amount being transferred.

In order to purchase the QP contract for a defined benefit plan, the plan's actuary will be required to determine a current dollar value of each plan participant's accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined contribution or defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

For defined benefit plans, the maximum percentage of actuarial value of the plan participant's normal retirement benefit that can be funded by a QP contract is 80%. The total account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. AXA Equitable does not guarantee that the total account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit.


Also, defined benefit plan trust owners will not be able to transfer ownership of the contract to an employee after the employee separates from service. All payments under the contract will be made to the defined benefit plan trust.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. AXA Equitable will never make payments under a QP contract to any person other than the plan trust owner.


Given that required minimum distributions ("RMDs") must generally commence from the plan for annuitants after age 70-1/2, trustees should consider the following in connection with the GIB:

o whether RMDs the plan administrator must make under QP contracts would cause withdrawals to be treated as Excess withdrawals and reduce the value of the Guaranteed benefits;

o that provisions in the Treasury Regulations on RMDs require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating RMDs. This could increase the amounts required to be distributed; and



o that if the Guaranteed benefit account value goes to zero as provided under the contract, resulting payments will be made to the trustee and that portion of the Retirement Cornerstone(R) Series contract may not be rollover eligible.


Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

II-1 APPENDIX II: PURCHASE CONSIDERATIONS FOR QP CONTRACTS

Appendix III: Guaranteed benefit base examples

--------------------------------------------------------------------------------

Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers and no withdrawals, the Guaranteed minimum death benefit base and Guaranteed income benefit base for an owner age 60 would be calculated as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                    GUARANTEED MINIMUM DEATH BENEFIT                  GUARANTEED INCOME BENEFIT
                                   ---------------------------------                 --------------------------
            GUARANTEED     RETURN OF        ANNUAL                                      ANNUAL
 END OF       BENEFIT      PRINCIPAL       RATCHET      ROLL-UP TO                      RATCHET
CONTRACT      ACCOUNT        DEATH        TO AGE 85       AGE 85      "GREATER OF"     TO AGE 95    GIB ROLL-UP     GIB BENEFIT
  YEAR         VALUE     BENEFIT BASE   BENEFIT BASE   BENEFIT BASE   BENEFIT BASE   BENEFIT BASE  BENEFIT BASE        BASE
------------------------------------------------------------------------------------------------------------------------------------
    1       $103,000     $100,000 (1)    $103,000(2)    $104,000       $104,000(5)     $103,000      $104,000       $104,000(7)
    2       $107,120     $ 100,000(1)    $107,120(2)    $108,160       $108,160(5)     $107,120      $108,160       $108,160(7)
    3       $113,547     $ 100,000(1)    $113,547(2)    $113,547(4)    $113,547(5)     $113,547      $113,547       $113,547(7)
    4       $120,360     $ 100,000(1)    $120,360(2)    $118,089       $120,360(6)     $120,360      $118,089       $120,360(8)
    5       $128,785     $ 100,000(1)    $128,785(2)    $122,813       $128,785(6)     $128,785      $122,813       $128,785(8)
    6       $126,210     $ 100,000(1)    $128,785(3)    $127,725       $128,785(6)     $128,785      $127,725       $128,785(8)
    7       $128,734     $ 100,000(1)    $128,785(3)    $132,834       $132,834(5)     $128,785      $132,834       $132,834(7)
------------------------------------------------------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 3.00%, 4.00%, 6.00%, 6.00%, 7.00%, (2.00)%, and 2.00%. We are
using these rates solely to illustrate how the benefit is calculated. The rates of return bear no relationship to past or future investment results.

Your applicable death benefit in connection with the Guaranteed benefit variable investment options is equal to the Guaranteed benefit account value or the Guaranteed minimum death benefit base, if greater.

GUARANTEED MINIMUM DEATH BENEFIT

RETURN OF PRINCIPAL DEATH BENEFIT BASE

(1) At the end of contract years 1 through 7, the Return of principal death benefit base is equal to the initial contribution to the Guaranteed benefit variable investment options.

ANNUAL RATCHET TO AGE 85 BENEFIT BASE

(2) At the end of contract years 1 through 5, the Annual Ratchet to age 85 benefit base is equal to the current account value.

(3) At the end of contract year 6 through 7, the benefit base is equal to the Annual Ratchet to age 85 benefit base at the end of the prior year since it is higher than the current account value.

ROLL-UP TO AGE 85 BENEFIT BASE

The Annual roll-up rate for the Roll-up to age 85 benefit base is assumed to be the minimum Annual Roll-up rate, which is 4.0%.

(4) At the end of contract year 3, the Roll-up to age 85 benefit base is reset to the current account value.

"GREATER OF" DEATH BENEFIT BASE

(5) At the end of contract years 1 through 3 and 7, the benefit base is based on the Roll-Up to age 85 benefit base.

(6) At the end of contract years 4 through 6, the benefit base is based on the Annual Ratchet to age 85 benefit base.

GUARANTEED INCOME BENEFIT

GIB BENEFIT BASE

(7) At the end of contract years 1 through 3, and 7, the benefit base is based on the GIB Roll-Up benefit base.

(8) At the end of contract years 4 through 6, the benefit base is based on the Annual Ratchet to age 95 benefit base.

                            APPENDIX III: GUARANTEED BENEFIT BASE EXAMPLES III-1

Appendix IV: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following tables illustrate the changes in account values (Non-Guaranteed benefit account value and Guaranteed benefit account value), cash value and the values of the "Greater of" death benefit, the Guaranteed income benefit ("GIB"), and the Annual withdrawal amount, under certain hypothetical circumstances for the Retirement Cornerstone(R) Series contracts (Series B, Series L, Series CP(R) and Series C). The tables illustrate the operation of the contract based on a male, issue age 65, who makes a single $100,000 contribution and takes no withdrawals. Also, the tables illustrate that $60,000 is allocated to the Guaranteed benefit variable investment options, and $40,000 is allocated to the Non-Guaranteed benefit variable investment options. The amounts shown are for the beginning of each contract year and assume that all of the account values are invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying Portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.34)%, 3.66% for the Series B Guaranteed benefit variable investment options and (2.31)%, 3.69% for the Series B Non-Guaranteed benefit variable investment options; (2.69)%, 3.31% for the Series L Guaranteed benefit variable investment options and (2.66)%, 3.34% for the Series L Non-Guaranteed benefit variable investment options; (2.59)%, 3.41% for the Series CP(R) Guaranteed benefit variable investment options and (2.56)%, 3.44% for the Series CP(R) Non-Guaranteed benefit variable investment options; (2.74)%, 3.26% for the Series C Guaranteed benefit variable investment options and (2.71)%, 3.29% for the Series C Non-Guaranteed benefit variable investment options at the 0% and 6% gross annual rates, respectively.


These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your Guaranteed benefit account value annually for the "Greater of" death benefit and GIB features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of" death benefit and GIB and any applicable administrative charge and withdrawal charge.

The values shown under "Next Year's Annual withdrawal amount" for ages 70 through 95 reflect the Annual withdrawal amount available without reducing the "Greater of" death benefit base or GIB benefit base. A "0" under the Guaranteed benefit account value column at age 95 indicates that the "Greater of" death benefit has terminated due to insufficient account value. However, the Lifetime GIB payments under the GIB have begun, and the owner is receiving lifetime payments.


With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.27% for the Guaranteed benefit variable investment options (for each Series) and of 0.57% for the Non-Guaranteed benefit variable investment options (for each Series), (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.52% for the Guaranteed benefit variable investment options (for each Series) and 0.30% for the Non-Guaranteed benefit variable investment options (for each Series) and (3) 12b-1 fees equivalent to an effective annual rate of 0.25% for the Guaranteed benefit variable investment options (for each Series) and 0.14% for the Non-Guaranteed benefit variable investment options (for each Series). These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the Guaranteed benefit variable investment options and Non-Guaranteed benefit variable investment options, respectively. The actual rates associated with any contract will vary depending upon the actual allocation of the Total account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the prospectuses for the underlying portfolios. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Please note that in certain states, we apply annuity purchase factors that are not based on the sex of the annuitant. Upon request, we will furnish you with a personalized illustration.

IV-1 APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY

RETIREMENT CORNERSTONE(R) - SERIES B

$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                                                PROTECT                     GUARANTEE
                                                                               --------                    ----------
                  NON-GUARANTEED      GUARANTEED                                                                     NEXT YEAR'S
      CONTRACT       BENEFIT            BENEFIT                            "GREATER OF"         GIB BENEFIT       ANNUAL WITHDRAWAL
 AGE    YEAR      ACCOUNT VALUE      ACCOUNT VALUE       CASH VALUE        DEATH BENEFIT           BASE                AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                   0%        6%       0%       6%       0%        6%        0%        6%        0%        6%        0%         6%
------------------------------------------------------------------------------------------------------------------------------------
 65       0     40,000     40,000   60,000  60,000   93,000     93,000    60,000    60,000    60,000    60,000        0           0
 66       1     39,076     41,476   57,473  61,073   89,549     95,549    62,400    62,400    62,400    62,400    2,496       2,496
 67       2     38,173     43,006   54,960  62,140   86,133     98,146    64,896    64,896    64,896    64,896    2,596       2,596
 68       3     37,292     44,593   52,459  63,199   83,750    101,793    67,492    67,492    67,492    67,492    2,700       2,700
 69       4     36,430     46,239   49,968  64,249   80,398    104,488    70,192    70,192    70,192    70,192    2,808       2,808
 70       5     35,589     47,945   47,485  65,287   78,073    108,232    72,999    72,999    72,999    72,999    2,920       2,920
 71       6     34,766     49,714   45,007  66,310   76,773    113,024    75,919    75,919    75,919    75,919    3,037       3,037
 72       7     33,963     51,549   42,533  67,315   75,496    117,864    78,956    78,956    78,956    78,956    3,158       3,158
 73       8     33,179     53,451   40,059  68,301   73,238    121,752    82,114    82,114    82,114    82,114    3,285       3,285
 74       9     32,412     55,423   37,585  69,264   69,997    124,687    85,399    85,399    85,399    85,399    3,416       3,416
 75      10     31,664     57,468   35,107  70,200   66,770    127,668    88,815    88,815    88,815    88,815    3,553       3,553
 80      15     28,172     68,883   22,577  74,360   50,749    143,243   108,057   108,057   108,057   108,057    4,322       4,322
 85      20     25,035     82,565    9,582  77,246   34,617    159,812   131,467   131,467   131,467   131,467    5,259       5,259
 90      25     22,270     98,965        0  78,940   22,270    177,905         0   131,467         0   159,950    7,690       6,398
 95      30     19,811    118,622        0  79,417   19,811    198,040         0   131,467         0   194,604  *$7,690   **$11,676
------------------------------------------------------------------------------------------------------------------------------------



*   Payments of $7,690 will continue as lifetime payments


** Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-2

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY

RETIREMENT CORNERSTONE(R) - SERIES L

$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                                                PROTECT                     GUARANTEE
                                                                               --------                    ----------
                  NON-GUARANTEED      GUARANTEED                                                                     NEXT YEAR'S
      CONTRACT       BENEFIT            BENEFIT                            "GREATER OF"         GIB BENEFIT       ANNUAL WITHDRAWAL
 AGE    YEAR      ACCOUNT VALUE      ACCOUNT VALUE       CASH VALUE        DEATH BENEFIT           BASE                AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                   0%        6%       0%       6%       0%        6%        0%        6%        0%        6%        0%         6%
------------------------------------------------------------------------------------------------------------------------------------
 65       0     40,000     40,000   60,000  60,000   92,000     92,000    60,000    60,000    60,000    60,000        0           0
 66       1     38,936     41,336   57,263  60,863   88,199     94,199    62,400    62,400    62,400    62,400    2,496       2,496
 67       2     37,900     42,717   54,554  61,709   85,455     97,426    64,896    64,896    64,896    64,896    2,596       2,596
 68       3     36,892     44,143   51,872  62,537   82,764    100,680    67,492    67,492    67,492    67,492    2,700       2,700
 69       4     35,911     45,618   49,213  63,343   80,124    103,961    70,192    70,192    70,192    70,192    2,808       2,808
 70       5     34,956     47,141   46,575  64,126   81,531    111,268    72,999    72,999    72,999    72,999    2,920       2,920
 71       6     34,026     48,716   43,956  64,882   77,982    113,598    75,919    75,919    75,919    75,919    3,037       3,037
 72       7     33,121     50,343   41,352  65,609   74,473    115,952    78,956    78,956    78,956    78,956    3,158       3,158
 73       8     32,240     52,024   38,762  66,302   71,002    118,327    82,114    82,114    82,114    82,114    3,285       3,285
 74       9     31,382     53,762   36,182  66,960   67,564    120,722    85,399    85,399    85,399    85,399    3,416       3,416
 75      10     30,547     55,558   33,610  67,577   64,157    123,135    88,815    88,815    88,815    88,815    3,553       3,553
 80      15     26,665     65,477   20,774  69,930   47,439    135,406   108,057   108,057   108,057   108,057    4,322       4,322
 85      20     23,299     77,167    7,722  70,619   31,020    147,786   131,467   131,467   131,467   131,467    5,259       5,259
 90      25     20,357     90,943        0  69,682   20,357    160,626         0   131,467         0   159,950    7,394       6,398
 95      30     17,786    107,180        0  67,041   17,786    174,221         0   131,467         0   194,604  *$7,394   **$11,676
------------------------------------------------------------------------------------------------------------------------------------



*   Payments of $7,394 will continue as lifetime payments


** Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.


IV-3 APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY

RETIREMENT CORNERSTONE - SERIES CP(R)

$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                                                PROTECT                     GUARANTEE
                                                                               --------                    ----------
                  NON-GUARANTEED      GUARANTEED                                                                     NEXT YEAR'S
      CONTRACT       BENEFIT            BENEFIT                            "GREATER OF"         GIB BENEFIT       ANNUAL WITHDRAWAL
 AGE    YEAR      ACCOUNT VALUE      ACCOUNT VALUE       CASH VALUE        DEATH BENEFIT           BASE                AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                   0%        6%       0%       6%       0%        6%        0%        6%        0%        6%        0%         6%
------------------------------------------------------------------------------------------------------------------------------------
 65       0     41,600     41,600   62,400  62,400   96,000     96,000    60,000    60,000    60,000    60,000        0           0
 66       1     40,535     43,031   59,661  63,387   92,196     98,418    62,400    63,387    62,400    63,387    2,496       2,496
 67       2     39,497     44,511   56,947  64,380   88,445    100,892    64,896    64,896    64,896    64,896    2,596       2,596
 68       3     38,486     46,042   54,258  65,361   85,744    104,403    67,492    67,492    67,492    67,492    2,700       2,700
 69       4     37,501     47,626   51,589  66,326   83,090    107,952    70,192    70,192    70,192    70,192    2,808       2,808
 70       5     36,541     49,265   48,939  67,274   80,480    111,539    72,999    72,999    72,999    72,999    2,920       2,920
 71       6     35,605     50,959   46,305  68,201   77,910    115,161    75,919    75,919    75,919    75,919    3,037       3,037
 72       7     34,694     52,712   43,684  69,106   75,378    118,818    78,956    78,956    78,956    78,956    3,158       3,158
 73       8     33,806     54,526   41,075  69,984   72,880    122,510    82,114    82,114    82,114    82,114    3,285       3,285
 74       9     32,940     56,401   38,474  70,834   70,414    126,235    85,399    85,399    85,399    85,399    3,416       3,416
 75      10     32,097     58,342   35,878  71,650   67,976    129,992    88,815    88,815    88,815    88,815    3,553       3,553
 80      15     28,194     69,091   22,898  75,113   51,092    144,204   108,057   108,057   108,057   108,057    4,322       4,322
 85      20     24,735     81,821    9,658  77,125   34,393    158,946   131,467   131,467   131,467   131,467    5,259       5,259
 90      25     21,723     96,896        0  77,753   21,723    174,649         0   131,467         0   159,950    7,690       6,398
 95      30     19,078    114,749        0  76,954   19,078    191,703         0   131,467         0   194,604  *$7,690   **$11,676
------------------------------------------------------------------------------------------------------------------------------------



*   Payments of $7,690 will continue as lifetime payments


** Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                                    APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS IV-4

ILLUSTRATION OF TOTAL ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED
BENEFITS

VARIABLE DEFERRED ANNUITY

RETIREMENT CORNERSTONE(R) - SERIES C

$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 65
BENEFITS:
     "GREATER OF" DEATH BENEFIT
     GUARANTEED INCOME BENEFIT


------------------------------------------------------------------------------------------------------------------------------------
                                                                                PROTECT                     GUARANTEE
                                                                               --------                    ----------
                  NON-GUARANTEED      GUARANTEED                                                                     NEXT YEAR'S
      CONTRACT       BENEFIT            BENEFIT                            "GREATER OF"         GIB BENEFIT       ANNUAL WITHDRAWAL
 AGE    YEAR      ACCOUNT VALUE      ACCOUNT VALUE       CASH VALUE        DEATH BENEFIT           BASE                AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                   0%        6%       0%       6%       0%        6%        0%        6%        0%        6%        0%         6%
------------------------------------------------------------------------------------------------------------------------------------
 65       0     40,000     40,000   60,000  60,000    100,000  100,000    60,000    60,000    60,000    60,000        0           0
 66       1     38,916     41,316   57,233  60,833     96,149  102,149    62,400    62,400    62,400    62,400    2,496       2,496
 67       2     37,861     42,675   54,496  61,648     92,358  104,323    64,896    64,896    64,896    64,896    2,596       2,596
 68       3     36,835     44,079   51,788  62,443     88,624  106,522    67,492    67,492    67,492    67,492    2,700       2,700
 69       4     35,837     45,530   49,106  63,215     84,943  108,744    70,192    70,192    70,192    70,192    2,808       2,808
 70       5     34,866     47,027   46,446  63,962     81,312  110,989    72,999    72,999    72,999    72,999    2,920       2,920
 71       6     33,921     48,575   43,807  64,680     77,728  113,255    75,919    75,919    75,919    75,919    3,037       3,037
 72       7     33,002     50,173   41,186  65,368     74,188  115,540    78,956    78,956    78,956    78,956    3,158       3,158
 73       8     32,107     51,823   38,579  66,021     70,687  117,844    82,114    82,114    82,114    82,114    3,285       3,285
 74       9     31,237     53,528   35,985  66,636     67,222  120,164    85,399    85,399    85,399    85,399    3,416       3,416
 75      10     30,391     55,290   33,400  67,209     63,791  122,499    88,815    88,815    88,815    88,815    3,553       3,553
 80      15     26,460     65,003   20,525  69,315     46,985  134,318   108,057   108,057   108,057   108,057    4,322       4,322
 85      20     23,060     76,423    7,468  69,709     30,528  146,132   131,467   131,467   131,467   131,467    5,259       5,259
 90      25     20,096     89,850        0  68,427     20,096  158,276         0   131,467         0   159,950    7,394       6,398
 95      30     17,513    105,635        0  65,383     17,513  171,019         0   131,467         0   194,604  *$7,394   **$11,676
------------------------------------------------------------------------------------------------------------------------------------



*   Payments of $7,394 will continue as lifetime payments


** Payments of at least $11,676 will continue as lifetime payments

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.




IV-5 APPENDIX IV: HYPOTHETICAL ILLUSTRATIONS

Appendix V: State contract availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------


The following information is a summary of the states where the Retirement Cornerstone(R) Series contracts or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

STATES WHERE CERTAIN RETIREMENT CORNERSTONE(R) SERIES CONTRACTS' FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:



------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
California        See "Your right to cancel within a certain number of     If you reside in the state of California and you
                  days" in "Contract features and benefits"                are age 60 and older at the time the contract is
                                                                           issued, you may return your Retirement
                                                                           Cornerstone(R) Series contract within 30 days from
                                                                           the date that you receive it and receive a refund
                                                                           as described below. This is also referred to as
                                                                           the "free look" period.

                                                                           If you allocate your entire initial contribution
                                                                           to the EQ/Money Market variable investment option
                                                                           (and/or guaranteed interest option, if available),
                                                                           the amount of your refund will be equal to your
                                                                           contribution, unless you make a transfer, in which
                                                                           case the amount of your refund will be equal to
                                                                           your account value on the date we receive your
                                                                           request to cancel at our processing office. This
                                                                           amount could be less than your initial
                                                                           contribution. If you allocate any portion of your
                                                                           initial contribution to the variable investment
                                                                           options (other than the EQ/Money Market variable
                                                                           investment option), your refund will be equal to
                                                                           your account value on the date we receive your
                                                                           request to cancel at our processing office.

                                                                           "RETURN OF CONTRIBUTION" FREE LOOK TREATMENT
                                                                           AVAILABLE THROUGH CERTAIN SELLING BROKERS-DEALERS

                                                                           Certain selling broker-dealers offer an
                                                                           allocation method designed to preserve your right
                                                                           to a return of your contributions during the free
                                                                           look period. At the time of application, you will
                                                                           instruct your financial professional as to how
                                                                           your initial contribution and any subsequent
                                                                           contributions should be treated for the purpose
                                                                           of maintaining your free look right under the
                                                                           contract. Please consult your financial
                                                                           professional to learn more about the availability
                                                                           of "return of contribution" free look
                                                                           treatment.

                                                                           If you choose "return of contribution" free
                                                                           look treatment of your contract, we will allocate
                                                                           your entire contribution and any subsequent
                                                                           contributions made during the 40 day period
                                                                           following the Contract Date, to the EQ/Money
                                                                           Market investment option. In the event you choose
                                                                           to exercise your free look right under the
                                                                           contract, you will receive a refund equal to your
                                                                           contributions.

                                                                           If you choose the "return of contribution" free
                                                                           look treatment and your contract is still in
                                                                           effect on the 40th day (or next Business Day)
                                                                           following the Contract Date, we will
                                                                           automatically reallocate your account value to
                                                                           the investment options chosen on your
                                                                           application.
------------------------------------------------------------------------------------------------------------------------------------





            APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                                                       FEATURES AND BENEFITS V-1

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA                                                                 Any transfers made prior to the expiration of the
(CONTINUED)                                                                30 day free look will terminate your right to
                                                                           "return of contribution" treatment in the event
                                                                           you choose to exercise your free look right under
                                                                           the contract. Any transfer made prior to the 40th
                                                                           day following the Contract Date will cancel the
                                                                           automatic reallocation on the 40th day (or next
                                                                           Business Day) following the Contract Date
                                                                           described above. If you do not want AXA Equitable
                                                                           to perform this scheduled onetime reallocation,
                                                                           you must call one of our customer service
                                                                           representatives at 1 (800) 789-7771 before the
                                                                           40th day following the Contract Date to cancel.
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT See   "Credits" in "Contract features and benefits"            Credits applied to contributions made within one
                  (For Series CP(R) contracts only)                        year of death of the owner (or older joint owner,
                                                                           if applicable) will not be recovered. However, any
                                                                           applicable contract withdrawal charges will
                                                                           continue to apply to those contributions.

                  See "Transfers of ownership, collateral assignments,     If you elect the GIB, you may not change ownership
                  loans and borrowing" in "More information"               or assign the GIB or the contract to an
                                                                           institution (such as business trusts,
                                                                           corporations, joint stock associations,
                                                                           partnerships, limited liability companies and
                                                                           other legal entities).
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA           See "How you can purchase and contribute to your         In the third paragraph of this section, item (ii)
                  contract" in "Contract features and benefits"            regarding the $2,500,000 limitation on
                                                                           contributions is deleted. The remainder of this
                                                                           section is unchanged.

                  See "Credits" in "Contract features and benefits"        The following information replaces the second
                  (For Series CP(R) contracts only)                        bullet of the final set of bullets in this
                                                                           section:
                                                                           o   You may annuitize your contract after twelve
                                                                               months, however, if you elect to receive
                                                                               annuity payments within five years of the
                                                                               contract date, we will recover the credit that
                                                                               applies to any contribution made in that five
                                                                               years. If you start receiving annuity payments
                                                                               after five years from the contract date and
                                                                               within three years of making any contribution,
                                                                               we will recover the credit that applies to any
                                                                               contribution made within the prior three
                                                                               years.

                  See "Your right to cancel within a certain number        If you reside in the state of Florida and you are
                  of days" in "Contract features and benefits"             age 65 or older at the time the contract is
                                                                           issued, you may cancel your variable annuity
                                                                           contract and return it to us within 21 days from
                                                                           the date that you receive it. You will receive an
                                                                           unconditional refund equal to the cash surrender
                                                                           value provided in the annuity contract, plus any
                                                                           fees or charges deducted from the contributions or
                                                                           imposed under the contract.

                                                                           If you reside in the state of Florida and you are
                                                                           age 64 or younger at the time the contract is
                                                                           issued, you may cancel your variable annuity
                                                                           contract and return it to us within 14 days from
                                                                           the date that you receive it. You will receive an
                                                                           unconditional refund equal to your contributions,
                                                                           including any contract fees or charges.

                  See "Selecting an annuity payout option" under "Your     The following sentence replaces the first sentence
                  annuity payout options" in "Accessing your money"        of the second paragraph in this section:

                                                                           You can choose the date annuity payments begin but
                                                                           it may not be earlier than twelve months from the
                                                                           Retirement Cornerstone(R) Series contract date.
------------------------------------------------------------------------------------------------------------------------------------





V-2 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA           See "Withdrawal charge" in "Charges and expenses"        If you are age 65 or older at the time your
(CONTINUED)                                                                contract is issued, the applicable withdrawal
                                                                           charge will not exceed 10% of the amount
                                                                           withdrawn. In addition, no charge will apply after
                                                                           the end of the 10th contract year or 10 years
                                                                           after a contribution is made, whichever is later.
------------------------------------------------------------------------------------------------------------------------------------
IDAHO             See "Your right to cancel within a certain number        If you reside in the state of Idaho, you may return
                  of days" in "Contract features and benefits"             your Retirement Cornerstone(R) Series contract
                                                                           within 20 days from the date that you receive it
                                                                            and receive a refund of your initial contribution.
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS          See "Credits" in "Contract features and benefits"        The following information replaces the second
                  (For Series CP(R) contracts only)                        bullet of the final set of bullets in this section:

                                                                           o   You may annuitize your contract after twelve
                                                                               months, however, if you elect to receive
                                                                               annuity payments within five years of the
                                                                               contract date, we will recover the credit that
                                                                               applies to any contribution made in the first
                                                                               five years. If you start receiving annuity
                                                                               payments after five years from the contract
                                                                               date and within three years of making any
                                                                               contribution, we will recover the credit that
                                                                               applies to any contribution made within the
                                                                               prior three years.

                  See "Selecting an annuity payout option" under "Your     The following sentence replaces the first sentence
                  annuity payout options" in "Accessing your money"        of the second paragraph in this section:

                                                                           You can choose the date annuity payments begin
                                                                           but it may not be earlier than twelve months from
                                                                           your Retirement Cornerstone(R) Series contract date.
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND          See "Free withdrawal amount" under "Withdrawal           The 10% free withdrawal amount applies to full
                  charge" in "Charges and expenses"                        surrenders.
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS     See "Annual administrative charge" under "Charges        The annual administrative charge will not be
                  that AXA Equitable deducts" in "Charges and              deducted from amounts allocated to the guaranteed
                  expenses"                                                interest option.

                  See "Disability, terminal illness or confinement         This section is deleted in its entirety.
                  to nursing home" under "Withdrawal charge" in
                  "Charges and expenses"

                  See "Appendix IV: Hypothetical illustrations"            The annuity purchase factors are applied on a
                                                                           unisex basis in determining the amount payable
                                                                           under a Guaranteed benefit.
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA         See "Your right to cancel within a certain number        If you reside in the state of Minnesota at the
                  of days" in "Contract features and benefits"             time the contract is issued, you may return your
                                                                           Retirement Cornerstone(R) Series contract within
                                                                           10 days from the date that you receive a refund
                                                                           equal to the sum of (a) the difference between the
                                                                           contributions made and the amounts allocated to
                                                                           any investment option and (b) the Total account
                                                                           value in any investment option on the date your
                                                                           Retirement Cornerstone(R) Series contract is
                                                                           received by our processing office or your
                                                                           financial professional. Such amount will be paid
                                                                           within 10 days after we receive notice of
                                                                           cancellation and the Retirement Cornerstone(R)
                                                                           Series contract.

                  See "Free withdrawal amount" under "Withdrawal           The 10% free withdrawal amount applies to full
                  charge" in "Charges and expenses"                        surrenders.
------------------------------------------------------------------------------------------------------------------------------------






            APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                                                       FEATURES AND BENEFITS V-3

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI       See under "Types of contracts" on the cover and          Not available in all series.
                  throughout this Prospectus QP (defined contribution
                  and defined benefit) contracts

                  See "How you can purchase and contribute to your         Additional contributions can only be made within
                  contract" in "Contract features and benefits"            the first year after the contract issue date.
                  (Not applicable to Series C contracts)

                  See "Free withdrawal amount" under "Withdrawal           The 10% free withdrawal amount applies to full
                  charge" in "Charges and expenses"                        surrenders.
------------------------------------------------------------------------------------------------------------------------------------
MONTANA           See "Appendix IV: Hypothetical illustrations"            The annuity purchase factors are applied on a
                                                                           unisex basis in determining the amount payable
                                                                           under a Guaranteed benefit.
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK          Guaranteed interest option (For Series CP(R)             Not available
                  contracts only

                  Investment simplifier - Fixed-dollar option              Not available
                  and Interest sweep option (For Series CP(R)
                  contracts only)

                  Roll-up to age 85 benefit base                           Not available

                  "Greater of" death benefit benefit base                  Not available

                  "Greater of" death benefit                               The  "Greater  of"  death  benefit is not available. The
                                                                           only   optional   Guaranteed   minimum   death  benefits
                                                                           available  in  New  York  are the Annual Ratchet and the
                                                                           return of Principal Guaranteed minimum death benefits.

                  Annual Ratchet to age 95 benefit base                    All references to this feature are replaced with Annual
                                                                           Ratchet to age 90 benefit base.

                  Roll-up to age 95 benefit base ("GIB                     All  references  to  this  feature are replaced with GIB
                  Roll-up benefit base")                                   Roll-up  to  age  90 benefit base. If you elect the GIB,
                                                                           your GIB Roll-up to age 90 benefit base stops rolling up
                                                                           on  the  contract date anniversary following the owner's
                                                                           (or older joint owner's, if applicable) 90th birthday.

                  GIB benefit base                                         The  GIB benefit base is equal to the greater of the GIB
                                                                           Roll-up to age 90 benefit base and the Annual Ratchet to
                                                                           age 90 benefit base.

                  "Indication of Intent" (For Series CP(R)                 The  "Indication  of  Intent"  approach  to  first  year
                  contracts only)                                          contributions   in   connection  with  the  contribution
                                                                           crediting rate is not available.

                  Issue age if GIB is elected                              For Series B, Series L and Series C contracts:
                                                                                Issue age: 45-75

                                                                           For Series CP(R) contracts:
                                                                                Issue age: 45-70

                  See "Guaranteed minimum death benefit charge" in         The charge for the Annual Ratchet death benefit is 0.35%
                  "Fee table" and "Annual Ratchet death benefit" under     and cannot be increased.
                  "Charges that AXA Equitable deducts" in "Charges and
                  expenses"

                  See "Credits" in "Contract features and benefits"        If the owner (or older joint owner, if applicable) dies
                  (For Series CP(R) contracts only)                        during the one-year period following our receipt of a
                                                                           contribution to which a credit was applied, we will
                                                                           recover all or a portion of the amount of such Credit
                                                                           from the account value, based on the number of full
                                                                           months that elapse between the time we receive the
                                                                           contribution and the owner's (or older joint owner's,
                                                                           if applicable) death, as follows:
------------------------------------------------------------------------------------------------------------------------------------


V-4 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK                                                                    Number of        Percentage of
(CONTINUED)                                                                  Months             Credit
                                                                            ---------        -------------
                                                                                0                 100%
                                                                                1                 100%
                                                                                2                 99%
                                                                                3                 98%
                                                                                4                 97%
                                                                                5                 96%
                                                                                6                 95%
                                                                                7                 94%
                                                                                8                 93%
                                                                                9                 92%
                                                                                10                91%
                                                                                11                90%
                                                                                12                89%

                                                                           We will not recover the credit on subsequent
                                                                           contributions made within 3 years prior to annuitization.

                  See "Guaranteed minimum death benefit                    The GIB Roll-up to age 90 benefit base: There are caps on
                  and Guaranteed income benefit base" in "                 the GIB Roll-up to age 90 benefit base, which are
                  Contract features and benefits"                          percentages of the total contributions.

                                                                           Issue ages             Cap Amount
                                                                           ----------             ----------
                                                                           55+                    no cap on benefit base
                                                                           50-54                  350% cap on benefit base
                                                                           45-49                  200% cap on benefit base

                                                                           The cap is determined by the age of the owner at issue.
                                                                           If the contract is issued at age 55 or greater, there
                                                                           is no cap. If the contract is issued at ages younger
                                                                           than age 55, the cap percentage is set at issue and does
                                                                           not change for the life of the contract, unless there is
                                                                           a reset at age 55 or  greater. If there is a reset at age
                                                                            55 or greater, there is no cap, regardless of the age
                                                                           of the owner at issue. The caps for the GIB Roll-up to
                                                                           age 90 benefit base are: 200% for ages 45-49 and 350%
                                                                           for ages 50-54. Should there be a reset prior to age 55,
                                                                           the GIB Roll-up to age 90 benefit base amount will be
                                                                           capped at the cap percentage at issue times the
                                                                           Guaranteed benefit account value at time of reset, plus
                                                                           all contributions and transfers made to the Guaranteed
                                                                           benefit account value after the reset. Neither a reset
                                                                           nor withdrawals will lower the cap amount. The Annual
                                                                           Ratchet to age 90 benefit base does not have a  cap.

                  See "GIB Roll-up benefit base and Roll-up                Your Roll-up benefit base(s) will automatically reset to
                  to age 85 benefit base reset" under                      equal the Guaranteed benefit account value, if higher,
                  "Guaranteed minimum death benefit and                    every three contract years from your contract issue date,
                  Guaranteed income benefit base" in "Contract             up to the contract date anniversary following:
                  features and benefits"
                                                                           o   your 85th birthday (for the Annual Ratchet to
                                                                               age 85 benefit base), or

                                                                           o   your 90th birthday (for the GIB Roll-up to age
                                                                               90 benefit base).
------------------------------------------------------------------------------------------------------------------------------------


                    APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                                               CERTAIN FEATURES AND BENEFITS V-5

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK          See "How withdrawals affect your Guaranteed              EFFECT OF WITHDRAWALS ON YOUR GIB BENEFIT BASE
(CONTINUED)       benefits" and "Guaranteed income benefit"
                  in "Contract features and benefits"                      The effect of withdrawals on the GIB Roll-up to age 90
                                                                           benefit base and the Annual Ratchet to age 90 benefit
                                                                           base is on a pro rata basis during the first contract
                                                                           year.

                                                                           Beginning in the second contract year, withdrawals up to
                                                                           the Annual withdrawal amount will not reduce the GIB
                                                                           Roll-up to age 90 benefit base. Beginning in the second
                                                                           contract year, the effect of withdrawals on the Annual
                                                                           Ratchet to age 90 benefit base will be on a dollar-for-
                                                                           dollar basis up to the Annual withdrawal amount in each
                                                                           contract year. The portion of any withdrawal that causes
                                                                           the sum of all withdrawals in a contract year to exceed
                                                                           the Annual withdrawal amount and any other withdrawals in
                                                                           that same contract year will reduce the GIB benefit base
                                                                           on a  pro-rata basis.

                                                                           Beginning in the first contract year, for withdrawals
                                                                           taken from your Guaranteed benefit account value through
                                                                           the Automatic Required Minimum Distribution "RMD"
                                                                           service, the GIB Roll-up to age 90 benefit base and
                                                                           Annual Ratchet to age 90 benefit base will be reduced on
                                                                           a dollar-for-dollar basis.

                                                                           EFFECT OF WITHDRAWALS ON YOUR ANNUAL RATCHET TO AGE 85
                                                                           BENEFIT BASE (IF ELECTED WITH GIB)

                                                                           If you elect the GIB with the Annual Ratchet death
                                                                           benefit, withdrawals will reduce the Annual Ratchet to
                                                                           age 85 benefit base on a pro-rata basis during the
                                                                           first contract year.

                                                                           Beginning in the second contract year, withdrawals will
                                                                           reduce the Annual Ratchet to age 85 benefit base on a
                                                                           dollar-for-dollar basis up to the Annual withdrawal
                                                                           amount in each contract year. The portion of any
                                                                           withdrawal that causes the sum of all withdrawals in a
                                                                           contract year to exceed the Annual withdrawal amount and
                                                                           any other withdrawals in that same contract year will
                                                                           reduce the Annual Ratchet to age 85 benefit base on a
                                                                           pro-rata basis.

                                                                           Beginning in the first contract year, for withdrawals
                                                                           taken from the Guaranteed benefit account value through
                                                                           the Automatic RMD service, the Annual Ratchet to age 85
                                                                           benefit base will be reduced on a dollar-for-dollar
                                                                           basis.

                                                                           EFFECT OF WITHDRAWALS ON YOUR ANNUAL RATCHET TO AGE 85
                                                                           BENEFIT BASE (IF ELECTED WITHOUT THE GIB)

                                                                           If you elect the Annual Ratchet death benefit without the
                                                                           GIB, withdrawals (including any applicable withdrawal
                                                                           charges) will always reduce the Annual Ratchet to age 85
                                                                           benefit base on a pro-rata basis.
------------------------------------------------------------------------------------------------------------------------------------



V-6 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK          See "75 Day rate lock-in" under "Guaranteed income       If your initial contribution is received within 90 days
(CONTINUED)       benefit" in "Contract features and benefits"             of the date you sign your application, your initial
                                                                           Annual Roll-up rate will be the greater of the rate in
                                                                           effect on the date of the application or the rate in
                                                                           effect on the date your contract is issued. If we do not
                                                                           receive your initial contribution within 90 days of the
                                                                           date you sign your application, your initial Annual
                                                                           Roll-up rate will be the rate in effect on the date we
                                                                           issue your contract.

                  See "Lifetime GIB payments" under "Guaranteed            The GIB guarantees annual lifetime payments ("Lifetime
                  income benefit" in "Contract features and benefits"      GIB payments"), which will begin at the earliest of:

                                                                           (i)   the contract date anniversary following the
                                                                                 date your Guaranteed benefit account value
                                                                                 falls to zero (except as the result of an
                                                                                 Excess withdrawal);

                                                                           (ii)  the contract date anniversary following your
                                                                                 90th birthday; and

                                                                           (iii) your contract's maturity date. Your Lifetime
                                                                                 GIB payments are calculated by applying a
                                                                                 percentage to your GIB benefit base. If your
                                                                                 Guaranteed benefit account value is zero, we
                                                                                 will use your GIB benefit base as of the day
                                                                                 your account value was reduced to zero. The
                                                                                 percentage is based on your age (or for
                                                                                 Joint life contracts, the age of the younger
                                                                                 spouse), as follows:

                                                                                 Age            Single Life     Joint Life
                                                                                -----           -----------     ----------
                                                                               Up to 85             4%              3.25%
                                                                                86-90               5%              4%

                  See "The amount applied to purchase an annuity payout    The amount applied to the annuity benefit is the greater
                  option" under "Your annuity payout option" in            of the cash value or 95% of what the account value would
                  "Accessing your money"(Applicable under Series CP(R)     be if no withdrawal charge applied.
                  contracts only)

                  See "Selecting an annuity payout option" under "Your     The earliest date annuity payments may begin is 13 months
                  annuity payout option" in "Accessing your money" (For    from the issue date.
                  Series CP(R) contracts only)

                  See "Annuity maturity date" under "Your annuity payout   Your contract has a maturity date by which you must
                  option" in "Accessing your money"                        either take a lump sum withdrawal or select an annuity
                                                                           payout option.

                                                                           For Series B, Series L and Series C contracts:

                                                                           The maturity date is the contract date anniversary that
                                                                           follows the annuitant's birthday, as follows:

                                                                                                   Maximum
                                                                           Issue Age               Annuitization age
                                                                           ----------              -----------------
                                                                           0-80                    90
                                                                           81                      91
                                                                           82                      92
                                                                           83                      93
                                                                           84                      94
                                                                           85                      95

                                                                           For Series CP(R) contracts:

                                                                           The maturity date is the contract date anniversary that
                                                                           follows the annuitant's 90th birthday.
------------------------------------------------------------------------------------------------------------------------------------



            APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN
                                                       FEATURES AND BENEFITS V-7

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK          See "Charges and expenses"                               Deductions of charges from the guaranteed interest option
(CONTINUED)                                                                are not permitted.

                  See"Transfers of ownership, collateral assignments,      Collateral assignments are not limited to the period
                  loans and borrowing" in "More information"               prior to the first contract date anniversary. You may
                                                                           assign all or a portion of the value of your NQ
                                                                           contract at any time, pursuant to the terms described
                                                                           in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
OREGON            QP contracts                                             Not Available
(Applicable
under Series B,   Automatic investment program                             Not Available
Series L and
Series CP(R)      See "We require that the following types of              The following is added: (18) requests for
contracts only)   communications be on specific forms we                   required minimum distributions, other than
                  provide for that purpose:" in "Who is                    pursuant to our automatic RMD service.
                  AXA Equitable?"

                  See "How you can purchase and contribute to              Additional contributions are limited to the
                  your contract" in "Contract features and benefits"       first year after the contract issue date only.
                                                                           Additional contributions are not permitted to
                                                                           Series B or Series L Inherited IRA contracts,
                                                                           even from properly titled sources.

                  See "Credits" in "Contract features                      The last sentence of the first paragraph is deleted.
                  and benefits" (For Series CP(R)                          A credit will be applied in connection with a partial
                  contracts only)                                          conversion of a Traditional IRA contract to a Roth
                                                                           IRA contract.

                  See "Lifetime required minimum distribution              The following replaces the last paragraph: We
                  withdrawals" under "Withdrawing your account             generally will not impose a withdrawal charge on
                  value" in "Accessing your money"                         minimum distribution withdrawals even if you are
                                                                           not enrolled in our automatic RMD service, except
                                                                           if, when added to a lump sum withdrawal previously
                                                                           taken in the same contract year, the minimum
                                                                           distribution withdrawals exceed the free
                                                                           withdrawal amount. In order to avoid a withdrawal
                                                                           charge in connection with minimum distribution
                                                                           withdrawals outside of our automatic RMD service,
                                                                           you must notify us using our withdrawal request
                                                                           form. Such minimum distribution withdrawals must
                                                                           be based solely on your contract's Total account
                                                                           value.

                  See "Selecting an annuity payout option"                 You can choose the date annuity payments begin, but it
                  under "Your annuity payout options" in                   may not be earlier than seven years from the Series B
                  "Accessing your money"                                   contract issue date, four years from the Series L
                                                                           contract issue date, or nine years from the Series CP(R)
                                                                           contract issue date.

                                                                           No withdrawal charge is imposed if you select a non-life
                                                                           contingent period certain payout annuity.

                                                                           If the payout annuity benefit is based on the age or sex
                                                                           of  the owner and/or annuitant, and that information is
                                                                           later found not to be correct, we will adjust the payout
                                                                           annuity benefit on the basis of the correct age or sex.
                                                                           We will adjust the number or amount of payout annuity
                                                                           payments, or any amount of the payout annuity benefit
                                                                           benefit payments, or any amount used to provide the
                                                                           payout annuity benefit, or any combination of these
                                                                           approaches. If we have overpaid you, we will charge that
                                                                           overpayment against future payments, while if we have
                                                                           underpaid you, we will add additional amounts to future
                                                                           payments. Our liability will be limited to the correct
                                                                           information and the actual amounts used to provide the
                                                                           benefits.
------------------------------------------------------------------------------------------------------------------------------------





V-8 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------

OREGON            See "Disability, terminal illness, or                    Items (i) and (iii) under this section are deleted
(CONTINUED)       confinement to nursing home" under                       in their entirety.
                  "Withdrawal charge" in "Charges and expenses"

                  See "Misstatement of age" in "More information"          The following replaces the first paragraph:

                                                                           If the age of any person upon whose life an optional
                                                                           Guaranteed minimum death benefit depends has been
                                                                           misstated, any benefits will be those which would have
                                                                           been purchased at the correct age. Therefore, if an
                                                                           optional Guaranteed minimum death benefit rider was
                                                                           elected by such person, the optional Guaranteed minimum
                                                                           death benefit rider will be adjusted based on the correct
                                                                           age.

                                                                           See "Transfers of ownership, collateral assignments,
                                                                           loans and borrowing" in "More information"

                                                                           Collateral assignments are not limited to the period
                                                                           prior to the first contract date anniversary. You may
                                                                           assign all or a portion of the value of your NQ contract
                                                                           at any time, pursuant to the terms described in
                                                                           this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO       Beneficiary continuation option (IRA)                    Not Available
(Continued)
                  IRA and Roth IRA                                         Available for direct rollovers from U.S. source 401(a)
                                                                           plans and direct transfers from the same type of U.S.
                                                                           source IRAs.

                  QP (Defined Benefit) contracts (For Series B,            Not Available
                  Series CP(R) and Series L contracts only)

                  See "Purchase considerations for a charitable remainder  We do not offer Retirement Cornerstone(R) Series
                  trust" under "Owner and annuitant requirements" in       contracts to charitable remainder trusts in Puerto Rico.
                  "Contract features and benefits"

                  See "How you can contribute to your contract"            Specific requirements for purchasing QP contracts
                  in "Contract features and benefits" (For Series B,       in Puerto Rico are outlined below in "Purchase
                  Series CP(R) and Series L contracts only)                considerations for QP (Defined Contribution) contracts
                                                                           in Puerto Rico".

                  See "Guaranteed minimum income benefit" in               Restrictions for the GIB on a Puerto Rico QPDC
                  "Contract features and benefits" (For Series B,          contract are described below, under "Purchase
                  Series CPSM and Series L contracts only)                 considerations for QP (Defined Contribution)
                                                                           contracts in Puerto Rico", and in your contract.

                  See "Lifetime required minimum distribution              This option is not available with QPDC contracts.
                  withdrawals" under "Withdrawing your account
                  value" in "Accessing your money" (For Series B,
                  Series CP(R) and Series L contracts only)

                  See "Income Manager(R) payout options" under "Your       This payout option is not available with QPDC contracts.
                  annuity payout options" in "Accessing your money"
                  (For Series B, Series CP(R) and Series L contracts
                  only)

                  See "Transfers of ownership, collateral assignments,     Transfers of ownership of QP contracts are governed by
                  loans and borrowing" in "More information"               Puerto Rico law. Please consult your tax, legal or
                  (For Series B, Series CP(R) and Series L contracts only) plan advisor if you intend to transfer ownership of your contract.
------------------------------------------------------------------------------------------------------------------------------------



                    APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                                               CERTAIN FEATURES AND BENEFITS V-9

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                 AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO       "Purchase considerations for QP (Defined              PURCHASE CONSIDERATIONS FOR QP (DEFINED
(CONTINUED)       Contribution) contracts in Puerto Rico"--this         CONTRIBUTION) CONTRACTS IN PUERTO RICO:
                  section replaces "Appendix I: Purchase                Trustees who are considering the purchase of a Retirement
                  considerations for QP contracts" in this              Cornerstone(SM) Series QP contract in Puerto Rico should
                  Prospectus. (For Series B, Series CP(R)               discuss with their tax, legal and plan advisors whether
                  and Series L contracts only)                          this is an appropriate investment vehicle for the
                                                                        employer's plan. Trustees should consider whether the
                                                                        plan provisions permit the investment of plan assets in
                                                                        the QP contract, the Guaranteed income benefit, and the
                                                                        payment of death benefits in accordance with the
                                                                        requirements of Puerto Rico income tax rules. The QP
                                                                        contract and this Prospectus should be reviewed in full,
                                                                        and the following factors, among others, should be noted.

                                                                        LIMITS ON CONTRACT OWNERSHIP:
                                                                        o  The QP contract is offered only as a funding vehicle
                                                                           to qualified plan trusts of single participant defined
                                                                           contribution plans that are tax-qualified under Puerto
                                                                           Rico law, not United States law. The contract is not
                                                                           available to US qualified plans or to defined benefit
                                                                           plans qualifying under Puerto Rico law.

                                                                        o  The QP contract owner is the qualified plan trust. The
                                                                           annuitant under the contract is the self-employed
                                                                           Puerto Rico resident, who is the sole plan
                                                                           participant.

                                                                        o  This product should not be purchased if the
                                                                           selfemployed individual anticipates having additional
                                                                           employees become eligible for the plan.We will not
                                                                           allow additional contracts to be issued for participants
                                                                           other than the original business owner.

                                                                        o  If the business that sponsors the plan adds another
                                                                           employee, no further contributions may be made to
                                                                           the contract. If the employer moves the funds to
                                                                           another funding vehicle that can accommodate more
                                                                           than one employee, this move could result in surrender
                                                                           charges, if applicable, and the loss of guaranteed
                                                                           benefits in the contract.

                                                                        LIMITS ON CONTRIBUTIONS:
                                                                        o  All contributions must be direct transfers from other
                                                                           investments within an existing qualified plan trust.

                                                                        o  Employer payroll contributions are not accepted.

                                                                        o  Only one additional transfer contribution may be
                                                                           made per contract year.

                                                                        o  Checks written on accounts held in the name of the
                                                                           employer instead of the plan or the trustee will not
                                                                           be accepted.

                                                                        o  As mentioned above, if a new employee becomes
                                                                           eligible for the plan, the trustee will not be permitted
                                                                           to make any further contributions to the contract
                                                                           established for the original business owner.
------------------------------------------------------------------------------------------------------------------------------------



V-10 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO                                                                LIMITS ON PAYMENTS:
(CONTINUED)                                                                o     Loans are not available under the contract.

                                                                           o     All payments are made to the plan trust as owner,
                                                                                 even though the plan participant/annuitant is the
                                                                                 ultimate recipient of the benefit payment.

                                                                           o     AXA Equitable does no tax reporting or withholding
                                                                                 of any kind. The plan administrator or trustee
                                                                                 will be solely responsible for performing or
                                                                                 providing for all such services.

                                                                           o     AXA Equitable does not offer contracts that
                                                                                 qualify as IRAs under Puerto Rico law. The plan
                                                                                 trust will exercise the GIB and must continue to
                                                                                 hold the supplementary contract for the duration
                                                                                 of the GIB payments.

                                                                           PLAN TERMINATION:
                                                                           o     If the plan participant terminates the business,
                                                                                 and as a result wishes to terminate the plan, the
                                                                                 trust would have to be kept in existence to
                                                                                 receive payments. This could create expenses for
                                                                                 the plan.

                                                                           o     If the plan participant terminates the plan and
                                                                                 the trust is dissolved, or if the plan trustee
                                                                                 (which may or may not be the same as the plan
                                                                                 participant) is unwilling to accept payment to the
                                                                                 plan trust for any reason, AXA Equitable would
                                                                                 have to change the contract from a Puerto Rico QP
                                                                                 to NQ in order to make payments to the individual
                                                                                 as the new owner. Depending on when this occurs,
                                                                                 it could be a taxable distribution from the plan,
                                                                                 with a potential tax of the entire account value
                                                                                 of the contract. Puerto Rico income tax
                                                                                 withholding and reporting by the plan trustee
                                                                                 could apply to the distribution transaction.

                                                                           o     If the plan trust is receiving GIB payments and
                                                                                 the trust is subsequently terminated, transforming
                                                                                 the contract into an individually owned NQ
                                                                                 contract, the trustee would be responsible for the
                                                                                 applicable Puerto Rico income tax withholding and
                                                                                 reporting on the present value of the remaining
                                                                                 annuity payment stream.

                                                                           o     AXA Equitable is a U.S. insurance company,
                                                                                 therefore distributions under the NQ contract
                                                                                 could be subject to United States taxation and
                                                                                 withholding on a "taxable amount not determined"
                                                                                 basis.
------------------------------------------------------------------------------------------------------------------------------------



                    APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                                              CERTAIN FEATURES AND BENEFITS V-11

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO       Tax information-- special rules for NQ contracts         Income  from  NQ  contracts  we  issue is U.S. source. A
(CONTINUED)                                                                Puerto Rico resident is subject to U.S. taxation on such
                                                                           U.S.  source  income.  Only Puerto Rico source income of
                                                                           Puerto  Rico residents is excludable from U.S. taxation.
                                                                           Income  from NQ contracts is also subject to Puerto Rico
                                                                           tax.  The  calculation of the taxable portion of amounts
                                                                           distributed  from  a  contract  may  differ  in  the two
                                                                           jurisdictions.  Therefore,  you  might have to file both
                                                                           U.S.  and  Puerto  Rico  tax  returns, showing different
                                                                           amounts of income from the contract for each tax return.
                                                                           Puerto  Rico  generally provides a credit against Puerto
                                                                           Rico  tax  for U.S. tax paid. Depending on your personal
                                                                           situation   and   the   timing   of  the  different  tax
                                                                           liabilities,  you may not be able to take full advantage
                                                                           of this credit.
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND      See  "Your  right  to  cancel within a certain           If  you  reside in the state of Rhode Island at the time
                  number of days" in "Contract features and                the  contract  is issued, you may return your Retirement
                  benefits"                                                Cornerstone  (R) Series contract within 20 days from the
                                                                           date  that  you  receive it and receive a refund of your
                                                                           contribution.
------------------------------------------------------------------------------------------------------------------------------------
TEXAS

                  See "Annual administrative charge" in "Charges and       The annual administrative charge will not be deducted
                  expenses"                                                from amounts allocated to the Guaranteed interest option.

                  See "How you can purchase and contribute to your         The $2,500,000 limitation on the sum of all contributions
                  contract" in "Contract features and benefits"            under all AXA Equitable annuity accumulation contracts
                                                                           with the same owner or annuitant does not apply.

                  See "Disability, terminal illness or confinement to      There is no 12 month waiting period following a
                  nursing home" in "Charges and expenses" (For Retirement  contribution for the Six Month Life Expectancy Waiver.
                  Cornerstone(R) Series B, Series L, and Series CP(R)      The withdrawal charge can be waived even if the condition
                  only)                                                    begins within 12 months of the remittance of the
                                                                           contribution.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON        See "Guaranteed interest option" under "What are my      The guaranteed interest option is not available. All
                  investment options under the contract" in "Contract      references to the guaranteed interest option throughout
                  features and benefits"                                   this Prospectus should be disregarded.

                  See "Investment simplifier" under "Dollar cost           Investment simplifier - Fixed dollar option and Interest
                  averaging" in "Contract features and benefits"           sweep option are not available.

                  See "Income Manager(R) payout options" under "Your       The Income Manager(R) payout options are not available.
                  annuity payout options" in "Accessing your money"        All references to the Income Manager(R) payout options
                                                                           throughout this Prospectus should be disregarded.

                  See "Guaranteed minimum death benefits" under "Death     The "Greater of" death benefit is not available. The only
                  benefit" in "Contract features and benefits"             optional Guaranteed minimum death benefits available in
                                                                           Washington are the Annual Ratchet to age 85 and the
                                                                           Return of Principal Guaranteed minimum death benefits.

                  See "Guaranteed benefit charges" under "Charges and      The charge for the Annual Ratchet death benefit is 0.35%.
                  expenses"
------------------------------------------------------------------------------------------------------------------------------------





V-12 APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                                    AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON        See "How withdrawals affect your Guaranteed benefits"    EFFECT OF WITHDRAWALS ON YOUR GIB BENEFIT BASE
(CONTINUED)       in "Contract features and benefits"
                                                                           The effect of withdrawals on both the GIB Roll-up benefit
                                                                           base and the Annual Ratchet to age 95 benefit base is on
                                                                           a pro-rata basis during the first contract year.
                                                                           Beginning in the second contract year, the effect of
                                                                           withdrawals on the Annual Ratchet to age 95 benefit base
                                                                           will be on a dollarfor- dollar basis up to the Annual
                                                                           withdrawal amount in each contract year. The portion of
                                                                           any withdrawal that causes the sum of all withdrawals in
                                                                           a contract year to exceed the Annual withdrawal amount
                                                                           and any other withdrawals in that same contract year will
                                                                           reduce the Annual Ratchet to age 95 benefit base on a
                                                                           pro-rata basis.

                                                                           Beginning in the first contract year, for withdrawals
                                                                           taken from your Guaranteed benefit account value through
                                                                           the automatic Required Minimum Distribution "RMD"
                                                                           withdrawal program, the GIB Roll-up benefit base and
                                                                           Annual Ratchet to age 95 benefit base will be reduced on
                                                                           a dollarfor- dollar basis.

                                                                           EFFECT OF WITHDRAWALS ON YOUR ANNUAL RATCHET TO AGE 85
                                                                           BENEFIT BASE (IF ELECTED WITH GIB)

                                                                           If you elect the GIB with the Annual Ratchet death
                                                                           benefit, withdrawals will reduce the Annual Ratchet to
                                                                           age 85 benefit base on a pro-rata basis during the first
                                                                           contract year. Beginning in the second contract year,
                                                                           withdrawals will reduce the Annual Ratchet to age 85
                                                                           benefit base on a dollar-for-dollar basis up to the
                                                                           Annual withdrawal amount in each contract year. The
                                                                           portion of any withdrawal that causes the sum of all
                                                                           withdrawals in a contract year to exceed the Annual
                                                                           withdrawal amount and any other withdrawals in that same
                                                                           contract year will reduce the Annual Ratchet to age 85
                                                                           benefit base on a pro-rata basis.

                                                                           Beginning in the first contract year, for withdrawals
                                                                           taken from the Guaranteed benefit account value through
                                                                           the automatic Required Minimum Distribution withdrawal
                                                                           program, the Annual Ratchet to age 85 benefit base will
                                                                           be reduced on a dollar-for-dollar basis.

                                                                           EFFECT OF WITHDRAWALS ON YOUR ANNUAL RATCHET TO AGE 85
                                                                           BENEFIT BASE (IF ELECTED WITHOUT THE GIB)

                                                                           If you elect the Annual Ratchet death benefit without the
                                                                           GIB, withdrawals (including any applicable withdrawal
                                                                           charges) will always reduce the Annual Ratchet to age 85
                                                                           benefit base on a pro-rata basis.

                  See "Free withdrawal amount" under "Withdrawal charge"   The 10% free withdrawal amount applies to full
                  in "Charges and expenses"                                surrenders.

                  See "Disability, terminal illness, or confinement to     The owner (or older joint owner, if applicable) has
                  nursing home" in "Charges and expenses"                  qualified to receive Social Security disability benefits
                                                                           as certified by the Social Security Administration or a
                                                                           statement from an independent U.S. licensed physician
                                                                           stating that the owner (or older joint owner, if
                                                                           applicable) meets the definition of total disability for
                                                                           at least 6 continuous months prior to the notice of
                                                                           claim. Such disability must be re-certified every 12
                                                                           months.
------------------------------------------------------------------------------------------------------------------------------------





APPENDIX V: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS V-13

Appendix VI: Examples of Automatic payment plans



--------------------------------------------------------------------------------

The following examples illustrate the amount of the automatic withdrawals that would be taken under the various payment plans described in "Accessing your money" under "Automatic payment plans." The examples assume a $100,000 allocation to the Guaranteed benefit variable investment options with assumed investment performance of 0%. (The last example assumes an allocation to the Non-Guaranteed benefit account value.) The examples show the effect of withdrawals on the Annual Ratchet to age 95 benefit base used to calculate the GIB benefit base. Also, the examples are based on the Annual Roll-up rate shown below and assumes that the GIB Roll-up(1) benefit base does not reset.

MAXIMUM PAYMENT

FULL ANNUAL WITHDRAWAL AMOUNT PAYMENT

Under this payment plan, you will receive the Annual withdrawal amounts as scheduled payments. In this example, the "Withdrawal" column reflects the Annual withdrawal amounts for the years shown. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Roll-up rate" in effect for each year.

------------------------------------------------------------------------------------------------------------
                         BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT  ANNUAL RATCHET TO AGE
  YEAR   ROLL-UP RATE    ROLL-UP BENEFIT BASE    WITHDRAWAL       BASE WITHDRAWN        95 BENEFIT BASE
------------------------------------------------------------------------------------------------------------
    1       4.80%               $100,000           $    0             0.00%                 $100,000
    2       4.30%               $104,800           $    0             0.00%                 $100,000
    3       5.20%               $109,306           $    0             0.00%                 $100,000
    4       5.40%               $114,990           $    0             0.00%                 $100,000
    5       5.00%               $121,200           $    0             0.00%                 $100,000
    6       5.40%               $127,260           $6,872             5.40%                 $ 93,128
    7       5.20%               $127,260           $6,618             5.20%                 $ 86,510
    8       4.70%               $127,260           $5,981             4.70%                 $ 80,529
    9       6.00%               $127,260           $7,636             6.00%                 $ 72,894
    10      7.30%               $127,260           $9,290             7.30%                 $ 63,604
------------------------------------------------------------------------------------------------------------

CUSTOMIZED PAYMENT PLANS

GUARANTEED MINIMUM PERCENTAGE

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on withdrawal percentage that is fixed at the lowest guaranteed Annual Roll-up rate of 4.00%. In this example, amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by 4.00%.

------------------------------------------------------------------------------------------------------------
                         BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT  ANNUAL RATCHET TO AGE
  YEAR   ROLL-UP RATE    ROLL-UP BENEFIT BASE    WITHDRAWAL       BASE WITHDRAWN        95 BENEFIT BASE
------------------------------------------------------------------------------------------------------------
    1       4.80%               $100,000          $    0              0.00%                 $100,000
    2       4.30%               $104,800          $    0              0.00%                 $100,000
    3       5.20%               $109,306          $    0              0.00%                 $100,000
    4       5.40%               $114,990          $    0              0.00%                 $100,000
    5       5.00%               $121,200          $    0              0.00%                 $100,000
    6       4.70%               $127,260          $5,090              4.00%                 $ 94,910
    7       5.20%               $128,151          $5,126              4.00%                 $ 89,784
    8       5.40%               $129,688          $5,188              4.00%                 $ 84,596
    9       6.00%               $131,504          $5,260              4.00%                 $ 79,336
    10      7.30%               $134,134          $5,365              4.00%                 $ 73,971
------------------------------------------------------------------------------------------------------------




VI-1  APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

FIXED PERCENTAGE BELOW ROLL-UP RATE (1% BELOW)

Under this payment plan, you will receive as scheduled payments a withdrawal amount that is based on a fixed percentage that is less than the applicable Annual Roll-up rate in effect for each contract year. In this example, the contract owner has requested that we pay scheduled payments that are 1.00% below the Annual Roll-up rate in effect for each year. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

------------------------------------------------------------------------------------------------------------
                         BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT  ANNUAL RATCHET TO AGE
  YEAR   ROLL-UP RATE    ROLL-UP BENEFIT BASE    WITHDRAWAL       BASE WITHDRAWN        95 BENEFIT BASE
------------------------------------------------------------------------------------------------------------
    1       4.80%               $100,000          $      0            0.00%                 $100,000
    2       4.30%               $104,800          $      0            0.00%                 $100,000
    3       5.20%               $109,306          $      0            0.00%                 $100,000
    4       5.40%               $114,990          $      0            0.00%                 $100,000
    5       5.00%               $121,200          $      0            0.00%                 $100,000
    6       4.70%               $127,260          $  5,090(a)         4.00%(a)              $ 94,910
    7       5.20%               $128,151          $  5,382            4.20%                 $ 89,527
    8       5.40%               $129,432          $  5,695            4.40%                 $ 83,832
    9       6.00%               $130,726          $  6,536            5.00%                 $ 77,296
    10      7.30%               $132,034          $  8,318            6.30%                 $ 68,978
------------------------------------------------------------------------------------------------------------

(a) In contract year 6, the fixed percentage would have resulted in a payment less than 4.00%. In this case, the withdrawal percentage is 4.00%.

FIXED PERCENTAGE OF 5.5%

Under this payment plan, you will receive a withdrawal amount based on a fixed percentage that cannot exceed the Annual Roll-up rate in effect for each year. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

------------------------------------------------------------------------------------------------------------
                         BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT  ANNUAL RATCHET TO AGE
  YEAR   ROLL-UP RATE    ROLL-UP BENEFIT BASE    WITHDRAWAL       BASE WITHDRAWN        95 BENEFIT BASE
------------------------------------------------------------------------------------------------------------
    1       4.80%               $100,000          $      0            0.00%                 $100,000
    2       4.30%               $104,800          $      0            0.00%                 $100,000
    3       5.20%               $109,306          $      0            0.00%                 $100,000
    4       5.40%               $114,990          $      0            0.00%                 $100,000
    5       5.00%               $121,200          $      0            0.00%                 $100,000
    6       4.70%               $127,260          $  5,981(a)         4.70%                 $ 94,019
    7       6.00%               $127,260          $  6,999(b)         5.50%                 $ 87,020
    8       5.40%               $127,896          $  6,906(a)         5.40%                 $ 80,113
    9       5.20%               $127,896          $  6,651(a)         5.20%                 $ 73,463
    10      7.30%               $127,896          $  7,034(b)         5.50%                 $ 66,428
------------------------------------------------------------------------------------------------------------

(a) In contract years 6, 8 and 9 the contract owner received withdrawal amounts based on the Annual Roll-up rate for each contract year. In each year, the Annual Roll-up rate was less than the withdrawal percentage selected.

(b) In contract years 7 and 10, the contract owner received withdrawal amounts of 5.50% even though the Annual Roll-up rates in effect in those years were greater.



                         APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS VI-2

FIXED DOLLAR OF $7,000

Under this payment plan, you will receive a withdrawal amount that is based on a fixed dollar amount. The fixed dollar amount may not exceed the Annual withdrawal amount in any contract year. In this example, the contract owner has elected to receive withdrawals of $7,000. Amounts in the "Withdrawal" column are calculated by multiplying the "Beginning of the year GIB Roll-up benefit base" by the "Percent of benefit base withdrawn."

------------------------------------------------------------------------------------------------------------
                         BEGINNING OF YEAR GIB               PERCENT OF GIB BENEFIT  ANNUAL RATCHET TO AGE
  YEAR   ROLL-UP RATE    ROLL-UP BENEFIT BASE    WITHDRAWAL       BASE WITHDRAWN        95 BENEFIT BASE
------------------------------------------------------------------------------------------------------------
    1       4.80%               $100,000          $      0            0.00%                 $100,000
    2       4.30%               $104,800          $      0            0.00%                 $100,000
    3       5.20%               $109,306          $      0            0.00%                 $100,000
    4       5.40%               $114,990          $      0            0.00%                 $100,000
    5       5.00%               $121,200          $      0            0.00%                 $100,000
    6       4.70%               $127,260          $  5,981(a)         4.70%                 $ 94,019
    7       5.20%               $127,260          $  6,618(a)         5.20%                 $ 87,401
    8       5.40%               $127,260          $  6,872(a)         5.40%                 $ 80,529
    9       6.00%               $127,260          $  7,000            5.50%                 $ 73,529
    10      7.30%               $127,895          $  7,000            5.50%                 $ 66,529
------------------------------------------------------------------------------------------------------------

(a) In contract years 6 through 8, the contract owner received the Annual withdrawal amount for those years.

FIXED PERCENTAGE OF 5.5% FROM BOTH YOUR GUARANTEED BENEFIT ACCOUNT VALUE AND YOUR NON-GUARANTEED BENEFIT ACCOUNT VALUE

Under this payment plan, you can receive a fixed dollar amount or an amount based on a fixed percentage as scheduled payments that may be greater than your Annual withdrawal amount. Your Annual withdrawal amount will be withdrawn first. Any requested amount in excess of the Annual withdrawal amount will be withdrawn from your Non-Guaranteed benefit account value. In this example, the contract owner has elected to receive withdrawals at a fixed percentage of 5.50%.

-------------------------------------------------------------------------------------------------------------------------------
                                                                      ADDITIONAL WITH-
                        BEGINNING OF YEAR GIB      WITHDRAWAL         DRAWAL FROM NON-    PERCENT OF GIB      ANNUAL RATCHET
                           ROLL-UP BENEFIT     GUARANTEED BENEFIT   GUARANTEED BENEFIT     BENEFIT BASE          TO AGE 95
  YEAR   ROLL-UP RATE           BASE              ACCOUNT VALUE        ACCOUNT VALUE        WITHDRAWN          BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
      1     4.80%             $100,000               $    0                $    0              0.00%              $100,000
      2     4.30%             $104,800               $    0                $    0              0.00%              $100,000
      3     5.20%             $109,306               $    0                $    0              0.00%              $100,000
      4     5.40%             $114,990               $    0                $    0              0.00%              $100,000
      5     5.00%             $121,200               $    0                $    0              0.00%              $100,000
      6     4.70%             $127,260               $5,981                $1,018              5.50%              $ 94,019
      7     5.20%             $127,260               $6,618                $  382              5.50%              $ 87,401
      8     5.40%             $127,260               $6,872                $  127              5.50%              $ 80,529
      9     6.00%             $127,260               $6,999                $    0              5.50%              $ 73,530
     10     7.30%             $127,896               $7,034                $    0              5.50%              $ 66,496
-------------------------------------------------------------------------------------------------------------------------------

(1)   The examples reflect the effect on both Roll-up benefit bases.


VI-3 APPENDIX VI: EXAMPLES OF AUTOMATIC PAYMENT PLANS

Appendix VII: Examples of how withdrawals affect your Guaranteed benefit bases

--------------------------------------------------------------------------------

EXAMPLE #1

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:



------------------------------------------------------------------------------------------------------------------------------------
                                                             GUARANTEED INCOME BENEFIT      GUARANTEED MINIMUM DEATH BENEFIT
                                                             -------------------------      --------------------------------

                                                         ANNUAL                        RETURN OF    ANNUAL    ROLL-UP
                    GUARANTEED                         RATCHET TO    GIB               PRINCIPAL  RATCHET TO     TO    "GREATER OF"
 END OF    ASSUMED   BENEFIT                  ASSUMED    AGE 95    ROLL-UP      GIB      DEATH      AGE 85     AGE 85     DEATH
CONTRACT     NET     ACCOUNT                  ROLL-UP    BENEFIT   BENEFIT    BENEFIT   BENEFIT     BENEFIT    BENEFIT   BENEFIT
  YEAR     RETURN     VALUE     WITHDRAWAL      RATE      BASE       BASE       BASE      BASE       BASE       BASE       BASE
------------------------------------------------------------------------------------------------------------------------------------
   0                 $100,000                            $100,000  $100,000  $100,000   $100,000   $100,000   $100,000   $100,000
   1        3.0%     $103,000    $    0         4.0%     $103,000  $104,000  $104,000   $100,000   $103,000   $104,000   $104,000
   2        4.0%     $107,120    $    0         4.0%     $107,120  $108,160  $108,160   $100,000   $107,120   $108,160   $108,160
   3        6.0%     $113,547    $    0         4.0%     $113,547  $113,547  $113,547   $100,000   $113,547   $113,547   $113,547
   4        6.0%     $120,360    $    0         4.0%     $120,360  $118,089  $120,360   $100,000   $120,360   $118,089   $120,360
   5        7.0%     $128,785    $    0         4.0%     $128,785  $122,813  $128,785   $100,000   $128,785   $122,813   $128,785
------------------------------------------------------------------------------------------------------------------------------------

 Alternative #1: Client withdraws the Annual withdrawal amount, which equals $4,913
 ----------------------------------------------------------------------------------
 Year 6    (5.0)%    $122,346    $4,913         4.0%     $123,615  $122,813  $123,615   $ 95,985   $123,615   $122,813   $123,615

YEAR 7 ANNUAL WITHDRAWAL AMOUNT: $4,913

 Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
--------------------------------------------------------------------------------------------
  Year 6   (5.0)%    $122,346    $7,000         4.0%     $121,417   $120,717  $121,417  $ 94,279    $121,417   $120,717   $121,417


YEAR 7 ANNUAL WITHDRAWAL AMOUNT: $4,829




CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up rate;

o The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 4.015% of the Guaranteed benefit account value ($4,913 divided by $122,346 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary)
      - $4,015 (4.015% x $100,000) = $95,985;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,170 (4.015% x $128,785) = $123,615;




                           APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR
                                                  GUARANTEED BENEFIT BASES VII-1

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

o The GIB BENEFIT BASE is equal to $123,615 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813

(the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.721% of the Guaranteed benefit account value ($7,000 divided by $122,346 = 5.721%), each benefit base would be reduced by 5.721%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.706% of the Guaranteed benefit account value ($2,087 divided by $122,346 = 1.706%), the Roll-up benefit bases would be reduced by 1.706%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary) - $5,721 (5.721% x $100,000) = $94,279;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,368 (5.721% x $128,785) = $121,417;

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,095 (1.706% x $122,813) = $120,717.

o The GIB BENEFIT BASE is equal to $121,417 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,717 (the Roll-up benefit bases as of the sixth contract anniversary)].


EXAMPLE #2

This example assumes the Annual Ratchet to age 95 benefit base is LESS THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                             GUARANTEED INCOME BENEFIT      GUARANTEED MINIMUM DEATH BENEFIT
                                                             -------------------------      --------------------------------

                                                         ANNUAL                        RETURN OF    ANNUAL    ROLL-UP
                    GUARANTEED                         RATCHET TO    GIB               PRINCIPAL  RATCHET TO     TO    "GREATER OF"
 END OF    ASSUMED   BENEFIT                  ASSUMED    AGE 95    ROLL-UP      GIB      DEATH      AGE 85     AGE 85     DEATH
CONTRACT     NET     ACCOUNT                  ROLL-UP    BENEFIT   BENEFIT    BENEFIT   BENEFIT     BENEFIT    BENEFIT   BENEFIT
  YEAR     RETURN     VALUE     WITHDRAWAL      RATE      BASE       BASE       BASE      BASE       BASE       BASE       BASE
------------------------------------------------------------------------------------------------------------------------------------
   0                 $100,000                            $100,000   $100,000  $100,000  $100,000    $100,000   $100,000   $100,000
   1       3.0%      $103,000    $    0         4.0%     $103,000   $104,000  $104,000  $100,000    $103,000   $104,000   $104,000
   2       4.0%      $107,120    $    0         4.0%     $107,120   $108,160  $108,160  $100,000    $107,120   $108,160   $108,160
   3       6.0%      $113,547    $    0         4.0%     $113,547   $113,547  $113,547  $100,000    $113,547   $113,547   $113,547
   4       6.0%      $120,360    $    0         4.0%     $120,360   $118,089  $120,360  $100,000    $120,360   $118,089   $120,360
   5      (7.0)%     $111,935    $    0         4.0%     $120,360   $122,813  $122,813  $100,000    $120,360   $122,813   $122,813
------------------------------------------------------------------------------------------------------------------------------------

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,913
------------------------------------------------------------------------------
  Year 6   5.0%      $117,532   $4,913          4.0%     $115,329  $122,813  $122,813  $ 95,820    $115,329   $122,813   $122,813

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
-------------------------------------------------------------------------------------------
  Year 6    5.0%     $117,532      $7,000       4.0%     $113,191  $120,631  $120,631  $ 94,044    $113,191   $120,631   $120,631

YEAR 7 ANNUAL WITHDRAWAL AMOUNT:   $4,825




VII-2 APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT YOUR
GUARANTEED BENEFIT BASES

CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount;

o The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 4.180% of the Guaranteed benefit account value ($4,913 divided by $117,532 = 4.180%), each benefit base would be reduced by 4.180%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary)
      - $4,180 (4.180% x $100,000) = $95,820;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,031 (4.180% x $120,360) = $115,329;

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase;

o The GIB BENEFIT BASE is equal to $122,813 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,913 [4% (the assumed Annual Roll-up rate) x $122,813 (the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.956% of the Guaranteed benefit account value ($7,000 divided by $117,532 = 5.956%), each benefit base would be reduced by 5.956%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.776% of the Guaranteed benefit account value ($2,087 divided by $117,532 = 1.776%), the Roll-up benefit bases would be reduced by 1.776%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary)
      - $5,956 (5.956% x $100,000) = $94,044;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,169 (5.956% x $120,360) = $113,191;

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,182 (1.776% x $122,813) = $120,631.

o The GIB BENEFIT BASE is equal to $120,631 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,825 [4% (the assumed Annual Roll-up rate) x $120,631 (the Roll-up benefit bases as of the sixth contract anniversary)].


                                       APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS
                                      AFFECT YOUR GUARANTEED BENEFIT BASES VII-3

EXAMPLE #3

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:




------------------------------------------------------------------------------------------------------------------------------------
                                                             GUARANTEED INCOME BENEFIT      GUARANTEED MINIMUM DEATH BENEFIT
                                                             -------------------------      --------------------------------

                                                         ANNUAL                        RETURN OF    ANNUAL    ROLL-UP
                    GUARANTEED                         RATCHET TO    GIB               PRINCIPAL  RATCHET TO     TO    "GREATER OF"
 END OF    ASSUMED   BENEFIT                  ASSUMED    AGE 95    ROLL-UP      GIB      DEATH      AGE 85     AGE 85     DEATH
CONTRACT     NET     ACCOUNT                  ROLL-UP    BENEFIT   BENEFIT    BENEFIT   BENEFIT     BENEFIT    BENEFIT   BENEFIT
  YEAR     RETURN     VALUE     WITHDRAWAL      RATE      BASE       BASE       BASE      BASE       BASE       BASE       BASE
------------------------------------------------------------------------------------------------------------------------------------
   0                 $100,000                            $100,000   $100,000  $100,000  $100,000    $100,000   $100,000   $100,000
   1       3.0%      $103,000    $    0         4.0%     $103,000   $104,000  $104,000  $100,000    $103,000   $104,000   $104,000
   2       4.0%      $107,120    $    0         4.0%     $107,120   $108,160  $108,160  $100,000    $107,120   $108,160   $108,160
   3       6.0%      $113,547    $    0         4.0%     $113,547   $113,547  $113,547  $100,000    $113,547   $113,547   $113,547
   4       6.0%      $120,360    $    0         4.0%     $120,360   $118,089  $120,360  $100,000    $120,360   $118,089   $120,360
   5       7.0%      $128,785    $    0         4.0%     $128,785   $122,813  $128,785  $100,000    $128,785   $122,813   $128,785

Alternative #1: Client withdraws Annual withdrawal amount, which equals $4,913
------------------------------------------------------------------------------
  Year 6   5.0%      $135,224    $4,913         4.0%     $130,311   $130,311  $130,311  $ 96,367    $130,311   $130,311   $130,311

YEAR 7 ANNUAL WITHDRAWAL AMOUNT: $5,212

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
------------------------------------------------------------------------------------
  Year 6   5.0%      $135,224    $7,000         4.0%     $128,224   $128,224   128,224  $ 94,823    $128,224   $128,224   $128,224

YEAR 7 ANNUAL WITHDRAWAL AMOUNT: $5,129



CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount;

o The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 3.633% of the Guaranteed benefit account value ($4,913 divided by $135,224 = 3.633%), each benefit base would be reduced by 3.633%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary)
      - $3,633 (3.633% x $100,000) = $96,367;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $4,679 (3.633% x $128,785) = $124,106. The Annual Ratchet benefit bases are equal to the greater of the Guaranteed Benefit account value after withdrawal ($130,311 = $135,224 - $4,913) and the Annual Ratchet benefit bases ($124,106) as of the last contract date anniversary. Hence, the Annual Ratchet benefit bases are $130,311.

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to the Guaranteed benefit account value after withdrawal ($130,311) as it is higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount ($122,813) on the sixth contract date anniversary.

o The GIB BENEFIT BASE is equal to $130,311 (equal to the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).


VII-4 APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT
YOUR GUARANTEED BENEFIT BASES

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,212 [4% (the assumed Annual Roll-up rate) x $130,311 (the Roll-up benefit bases as of the sixth contract anniversary)].


ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.177% of the Guaranteed benefit account value ($7,000 divided by $135,224 = 5.177%), each benefit base would be reduced by 5.177%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.544% of the Guaranteed benefit account value ($2,087 divided by $135,224 = 1.544%), the Roll-up benefit bases would be reduced by 1.544%.


At the end of contract year 6, the Guaranteed benefit bases are as follows:



o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary)
      - $5,177 (5.177% x $100,000) = $94,823;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $6,667 (5.177% x $128,785) = $122,118. The Annual Ratchet benefit bases are equal to the greater of the Guaranteed Benefit account value after withdrawal ($128,224 = $135,224 - $7,000) and the Annual Ratchet benefit bases ($122,118) as of the last contract date anniversary. Hence, the Annual Ratchet benefit bases are $128,224.

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $1,897 (1.544% x $122,813) = $120,916. The
      Roll-up benefit bases are equal to the Guaranteed benefit account value after withdrawal ($128,224) as it is higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the assumed Annual Roll-up amount ($120,916) on the sixth contract date anniversary.

o The GIB BENEFIT BASE is equal to $128,224 (equal to the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,129 [4% (the assumed Annual Roll-up rate) x $128,224 (the Roll-up benefit bases as of the sixth contract anniversary)].


EXAMPLE #4

This example assume the Annual Ratchet to age 95 benefit base is LESS THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is GREATER THAN the GIB benefit base at the time of the first withdrawal. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with no additional contributions, no transfers, the Guaranteed income benefit base for an owner age 60 would be calculated as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                             GUARANTEED INCOME BENEFIT      GUARANTEED MINIMUM DEATH BENEFIT
                                                             -------------------------      --------------------------------

                                                         ANNUAL                        RETURN OF    ANNUAL    ROLL-UP
                    GUARANTEED                         RATCHET TO    GIB               PRINCIPAL  RATCHET TO     TO    "GREATER OF"
 END OF    ASSUMED   BENEFIT                  ASSUMED    AGE 95    ROLL-UP      GIB      DEATH      AGE 85     AGE 85     DEATH
CONTRACT     NET     ACCOUNT                  ROLL-UP    BENEFIT   BENEFIT    BENEFIT   BENEFIT     BENEFIT    BENEFIT   BENEFIT
  YEAR     RETURN     VALUE     WITHDRAWAL      RATE      BASE       BASE       BASE      BASE       BASE       BASE       BASE
------------------------------------------------------------------------------------------------------------------------------------
   0                 $100,000                            $100,000   $100,000  $100,000  $100,000    $100,000   $100,000   $100,000
   1       3.0%      $103,000    $    0         4.0%     $103,000   $104,000  $104,000  $100,000    $103,000   $104,000   $104,000
   2       4.0%      $107,120    $    0         4.0%     $107,120   $108,160  $108,160  $100,000    $107,120   $108,160   $108,160
   3       6.0%      $113,547    $    0         4.0%     $113,547   $113,547  $113,547  $100,000    $113,547   $113,547   $113,547
   4       6.0%      $120,360    $    0         4.0%     $120,360   $118,089  $120,360  $100,000    $120,360   $118,089   $120,360
   5      (7.0)%     $111,935    $    0         4.0%     $120,360   $122,813  $122,813  $100,000    $120,360   $122,813   $122,813

Alternative #1: Client withdraws Annual withdrawal amount, which equals $4,913
------------------------------------------------------------------------------
  Year 6  10.0%      $123,128    $4,913         4.0%     $115,558   $122,813  $122,813  $ 96,010    $115,558   $122,813   $122,813

YEAR 7 ANNUAL WITHDRAWAL AMOUNT: $4,913

Alternative #2: Client withdraws $7,000, which is in excess of the Annual withdrawal amount
-------------------------------------------------------------------------------------------
  Year 6  10.0%      $123,128    $7,000         4.0%     $113,518   $120,731  $120,731  $ 94,315    $113,518   $120,731   $120,731

YEAR 7 ANNUAL WITHDRAWAL AMOUNT: $4,829


CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution to the Guaranteed benefit variable investment options;


                                APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT
                                             YOUR GUARANTEED BENEFIT BASES VII-5

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary;

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount;

o The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract Year 6 equals $4,913 (the assumed Annual Roll-up rate (4%) x $122,813 (the GIB Roll-up benefit base)).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $4,913 equals 3.990% of the Guaranteed benefit account value ($4,913 divided by $123,128 = 3.990%), each benefit base would be reduced by 3.990%.

At the end of Contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary)
      - $3,990 (3.990% x $100,000) = $96,010.

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $120,360 (Annual Ratchet benefit bases as of the last contract date anniversary) - $4,802 (3.990% x $120,360) = $115,558.

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to $122,813, (the Roll-up benefit bases as of the last contract date anniversary). Since the full Annual withdrawal amount was taken, the Roll-up benefit bases neither decrease nor increase.

o The GIB BENEFIT BASE is equal to $122,813 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

o The GIB BENEFIT BASE is equal to $123.615 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.685% of the Guaranteed benefit account value ($7,000 divided by $123,128 = 5.685%), each benefit base would be reduced by 5.685%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $4,913 (the Annual withdrawal amount) = $2,087 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.695% of the Guaranteed benefit account value ($2,087 divided by $123,128 = 1.695%), the Roll-up benefit bases would be reduced by 1.695%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $100,000 (benefit base as of the last contract date anniversary)- $5,685 (5.685% x $100,000) = $94,315.

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $128,785 (Annual Ratchet benefit bases as of the last contract date anniversary) - $6,842 (5.685% x $120,360) = $113,518.

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro-rata, as follows: $122,813 (the Roll-up benefit bases as of the last contract date anniversary) - $2,082 (1.695% x $122,813) = $120,731.

o The GIB BENEFIT BASE is equal to $120,731 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $4,829 [4% (the assumed Annual Roll-up rate) x $120,731 (the Roll-up benefit bases as of the sixth contract anniversary)].


EXAMPLE #5

This example assumes the Annual Ratchet to age 95 benefit base is GREATER THAN the GIB Roll-up benefit base and the Guaranteed benefit account value is LESS THAN the GIB benefit base at the time of the first withdrawal. This example further assumes a subsequent contribution in contract year 4. Assuming $100,000 is invested in the Guaranteed benefit variable investment options, with one additional contribution, no transfers, the Guaranteed income benefit base and the Guaranteed minimum death benefit base for an owner age 60 would be calculated as follows:

VII-6 APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS
AFFECT YOUR GUARANTEED BENEFIT BASES

-----------------------------------------------------------------------------------------------
                                                                  GUARANTEED INCOME BENEFIT
                                                                  -------------------------

                                                                 ANNUAL
                    GUARANTEED                                 RATCHET TO    GIB
 END OF    ASSUMED   BENEFIT                          ASSUMED    AGE 95    ROLL-UP      GIB
CONTRACT     NET     ACCOUNT   CONTRI-                ROLL-UP    BENEFIT   BENEFIT    BENEFIT
  YEAR     RETURN     VALUE    BUTION   WITHDRAWAL      RATE      BASE       BASE       BASE
-----------------------------------------------------------------------------------------------
   0                 $100,000                                    $100,000   $100,000  $100,000
   1        3.0%     $103,000   $     0  $    0         4.0%     $103,000   $104,000  $104,000
   2        4.0%     $107,120   $     0  $    0         4.0%     $107,120   $108,160  $108,160
   3        6.0%     $113,547   $     0  $    0         4.0%     $113,547   $113,547  $113,547
   4        6.0%     $130,960   $10,000  $    0         4.0%     $130,960   $128,489  $130,960
   5        7.0%     $140,127   $     0  $    0         4.0%     $140,127   $133,629  $140,127


------------------------------------------------------
             GUARANTEED MINIMUM DEATH BENEFIT
             --------------------------------

         RETURN OF    ANNUAL    ROLL-UP
         PRINCIPAL  RATCHET TO     TO    "GREATER OF"
 END OF    DEATH      AGE 85     AGE 85     DEATH
CONTRACT  BENEFIT     BENEFIT    BENEFIT   BENEFIT
  YEAR      BASE       BASE       BASE       BASE
------------------------------------------------------
   0      $100,000   $100,000   $100,000   $100,000
   1      $100,000   $103,000   $104,000   $104,000
   2      $100,000   $107,120   $108,160   $108,160
   3      $100,000   $113,547   $113,547   $113,547
   4      $110,000   $130,960   $128,489   $130,960
   5      $110,000   $140,127   $133,629   $140,127

Alternative #1: Client withdraws the Annual withdrawal amount, which is $4,945
------------------------------------------------------------------------------
  Year 6   (5.0)%    $133,121    $5,345         4.0%     $134,501   $133,629  $134,501  $105,584    $134,501   $133,629   $134,501

YEAR 7 ANNUAL WITHDRAWAL AMOUNT: $5,345

Alternative #2: Client withdraws an amount in excess of the annual withdrawal amount
------------------------------------------------------------------------------------
  Year 6   (5.0)%    $133,121    $7,000         4.0%     $132,759   $131,968  $132,759  $104,216    $132,759   $131,968   $132,759

YEAR 7 ANNUAL WITHDRAWAL AMOUNT: $5,279



CONTRACT YEARS 1-5:

At the end of contract years 1-5, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is equal to the initial contribution plus any subsequent contribution to the Guaranteed benefit variable investment options;

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES (the "Annual Ratchet benefit bases") are equal to the greater of the Guaranteed benefit account value and the Annual Ratchet benefit bases as of the last contract date anniversary increased by any subsequent contribution made since the last contract date anniversary;

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES (the "Roll-up benefit bases") are equal to the Roll-up benefit bases as of the last contract date anniversary plus any subsequent contribution made since the last contract date anniversary plus the Annual Roll-up amount (the Roll-up benefit bases as of the last contract date anniversary multiplied by the assumed Annual Roll-up rate plus any prorated roll-up of a subsequent contribution). On the third contract date anniversary, the Roll-up benefit bases will equal the Guaranteed benefit account value, if higher than the prior Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount.

o The GIB BENEFIT BASE is equal to the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base.

For both Alternatives below, the Annual withdrawal amount in contract year 6 equals $5,345 (the assumed Annual Roll-up rate (4%) x ($133,629 the GIB Roll-up benefit).

ALTERNATIVE #1: CONTRACT YEAR 6 (CLIENT WITHDRAWS ANNUAL WITHDRAWAL AMOUNT)

The pro-rata calculation for the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $5,345 equals 4.015% of the Guaranteed benefit account value ($5,345 divided by $133,121 = 4.015%), each benefit base would be reduced by 4.015%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $110,000 (benefit base as of the last contract date anniversary)
      - $4,416 (4.015% x $110,000) = $105,584.

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $140,127 (Annual Ratchet benefit bases as of the last contract date anniversary) - $5,626 (4.015% x $140,127) = $134,501.

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are equal to the Roll-up benefit bases as of the last contract date anniversary plus the Annual Roll-up amount as follows: $133,629 (the Roll-up benefit bases as of the last contract date anniversary) + the Annual Roll-up amount [the assumed Annual Roll-up rate (4%) x $133,629 (the Roll-up benefit bases as of the last contract date anniversary)] - $5,345 (the Annual withdrawal amount) = $133,629.

o The GIB BENEFIT BASE is equal to $134,501 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,345 [4% (the assumed Annual Roll-up rate) x ($133,629 - $10,000) (the Roll-up benefit bases as of the sixth contract anniversary)].


                                 APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS VII-7
                                            AFFECT YOUR GUARANTEED BENEFIT BASES

ALTERNATIVE #2: CONTRACT YEAR 6 (CLIENT TAKES AN "EXCESS WITHDRAWAL")

The pro-rata calculation for the reduction in the Return of Principal death benefit base and the Annual Ratchet benefit bases is as follows: Since the withdrawal amount of $7,000 equals 5.258% of the Guaranteed benefit account value ($7,000 divided by $133,121 = 5.258%), each benefit base would be reduced by 5.258%.

The pro-rata calculation for the reduction in the Roll-up benefit bases is as follows: $7,000 (the amount of the withdrawal) - $5,345 (the Annual withdrawal amount) = $1,655 (the "Excess withdrawal" amount). Since the amount of the Excess withdrawal equals 1.243% of the Guaranteed benefit account value ($1,655 divided by $133,121 = 1.243%), the Roll-up benefit bases would be reduced by 1.243%.

At the end of contract year 6, the Guaranteed benefit bases are as follows:

o The RETURN OF PRINCIPAL DEATH BENEFIT BASE is reduced pro-rata, as follows: $110,000 (benefit base as of the last contract date anniversary)
      - $5,784 (5.258% x $110,000) = $104,216.

o The ANNUAL RATCHET TO AGE 85 AND THE ANNUAL RATCHET TO AGE 95 BENEFIT BASES are reduced pro-rata, as follows: $140,127 (Annual Ratchet benefit bases as of the last contract date anniversary) - $7,368 (5.258% x $140,127) = $132,759.

o The ROLL-UP TO AGE 85 AND THE GIB ROLL-UP BENEFIT BASES are reduced pro-rata, as follows: $133,629 (the Roll-up benefit bases as of the last contract date anniversary) - $1,661 (1.243% x $133,629) = $131,968.

o The GIB BENEFIT BASE is equal to $132,759 (the greater of the GIB Roll-up benefit base and the Annual Ratchet to age 95 benefit base).

As a result of the Excess withdrawal in contract year 6, the Annual withdrawal amount in contract year 7 is $5,279 [4% (the assumed Annual Roll-up rate) x ($131,968) (the Roll-up benefit bases as of the sixth contract anniversary)].



VII-8 APPENDIX VII: EXAMPLES OF HOW WITHDRAWALS AFFECT
YOUR GUARANTEED BENEFIT BASES

Appendix VIII: Contract variations

--------------------------------------------------------------------------------

You should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix V earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

THE VARIATIONS BELOW APPLY TO CONTRACTS ISSUED BETWEEN DECEMBER 2009 AND FEBRUARY 2010.


--------------------------------------------------------------------------------
FEATURE/BENEFIT                          VARIATION
--------------------------------------------------------------------------------
Guaranteed income benefit (GIB)           The fee for this benefit was 0.80% at
                                          issue. If the GIB Roll-up benefit
                                          base resets, we reserve the right to
                                          increase the charge up a maximum
                                          charge of 1.10%.

"Greater of" death benefit                The fee for this benefit was 0.80% at
                                          issue. If the Roll-up to age 85
                                          benefit base resets, we reserve the
                                          right to increase the charge up a
                                          maximum charge of 0.95%.

How withdrawals affect your               Withdrawals affect your Roll-up
guaranteed benefits                       benefit bases as follows:

                                           o     A withdrawal from your
                                                 Guaranteed benefit account
                                                 value in the first five
                                                 contract years will reduce your
                                                 GIB Roll-up benefit base and
                                                 Roll-up to age 85 benefit base
                                                 on pro-rata basis.

                                           o     Beginning in the sixth contract
                                                 year, if your Lifetime GIB
                                                 payments have not begun,
                                                 withdrawals up to your Annual
                                                 withdrawal amount will not
                                                 reduce your GIB Roll-up benefit
                                                 base.

                                           o     Beginning in the sixth contract
                                                 year and until age 86, if your
                                                 Lifetime GIB payments have not
                                                 begun, withdrawals up to your
                                                 Annual withdrawal amount will
                                                 not reduce your Roll-up to age
                                                 85 benefit base.

                                           o     Beginning at age 86,
                                                 withdrawals will reduce your
                                                 Roll-up to age 85 benefit base
                                                 on a dollar- for-dollar basis
                                                 up to your Annual withdrawal
                                                 amount.
--------------------------------------------------------------------------------



                                     APPENDIX VIII: CONTRACT VARIATIONS   VIII-1

--------------------------------------------------------------------------------
FEATURE/BENEFIT                           VARIATION
--------------------------------------------------------------------------------
How withdrawals affect your guaranteed     o     A withdrawal in excess of your
                                                 Annual withdrawal amount will
                                                 always reduce your Roll-up ben-
                                                 benefits (cont.) efit base(s)
                                                 on a pro-rata basis. This means
                                                 that once a withdrawal is taken
                                                 that causes the sum of the
                                                 withdrawals from the Guaranteed
                                                 benefit account value to exceed
                                                 the Annual withdrawal amount,
                                                 that portion of the withdrawal
                                                 that exceeds the Annual
                                                 withdrawal amount and any
                                                 subsequent withdrawals from the
                                                 Guaranteed benefit account
                                                 value in that contract year
                                                 will reduce the Roll-up benefit
                                                 bases on a pro-rata basis.

                                           Please remember that the GIB Roll-up
                                           benefit base is only one component of
                                           the GIB benefit base: the GIB benefit
                                           base is equal to the greater of the
                                           GIB Roll-up benefit base and the
                                           Annual Ratchet to age 95 benefit
                                           base. Accordingly, withdrawals can
                                           affect your GIB benefit base, as
                                           follows:

                                           o     A withdrawal from your
                                                 Guaranteed benefit account
                                                 value in the first five
                                                 contract years will reduce your
                                                 GIB benefit base on a pro rata
                                                 basis. In other words, such a
                                                 withdrawal reduces both your
                                                 GIB Roll-up and Annual Ratchet
                                                 to age 95 benefit bases on a
                                                 pro-rata basis;

                                           o     Beginning in the sixth contract
                                                 year, if your Lifetime GIB
                                                 payments have not begun,
                                                 withdrawals up to your Annual
                                                 withdrawal amount will not
                                                 reduce your GIB benefit base,
                                                 provided your GIB Roll-up
                                                 benefit base is greater than
                                                 your Annual ratchet to age 95
                                                 benefit base at the time of the
                                                 withdrawal. Withdrawals always
                                                 reduce your Annual Ratchet to
                                                 age 95 benefit base on a
                                                 pro-rata basis;


                                           o     Beginning in the sixth contract
                                                 year, if your Lifetime GIB
                                                 payments have not begun,
                                                 withdrawals up to your Annual
                                                 withdrawal amount will reduce
                                                 your GIB benefit base, if your
                                                 Annual ratchet to age 95
                                                 benefit base is greater than
                                                 your GIB Roll-up benefit base
                                                 at the time of the with-
                                                 drawal. This is true even
                                                 though your GIB Roll-up benefit
                                                 base was not reduced by the
                                                 withdrawal. Withdrawals always
                                                 reduce your Annual Ratchet to
                                                 age 95 benefit base on a pro-
                                                 rata basis;

                                           o     A withdrawal in excess of your
                                                 Annual withdrawal amount will
                                                 always reduce your GIB benefit
                                                 base on a pro-rata basis. In
                                                 other words, such a withdrawal
                                                 reduces both your GIB Roll-up
                                                 and Annual Ratchet to age 95
                                                 benefit bases on a pro-rata
                                                 basis.
--------------------------------------------------------------------------------




VIII-2 APPENDIX VIII: CONTRACT VARIATIONS

--------------------------------------------------------------------------------
FEATURE/BENEFIT                             VARIATION
--------------------------------------------------------------------------------
Annual withdrawal amount                   (APPLICABLE PRIOR TO THE BEGINNING
                                           OF LIFETIME GIB PAYMENTS)

                                           Your Annual withdrawal amount is
                                           calculated on the first day of each
                                           contract year, and is equal to:

                                           o     the Annual Roll-up rate in
                                                 effect at the time, multiplied
                                                 by;

                                           o     the GIB Roll-up benefit base as
                                                 of the most recent contract
                                                 date anniversary less any
                                                 transfers (other than amounts
                                                 representing a credit) and
                                                 contributions to the Guaranteed
                                                 benefit variable investment
                                                 options, either directly or
                                                 through a Special DCA program
                                                 made in any of the prior four
                                                 years.

                                                 Beginning in the sixth contract
                                                 year, if your Lifetime GIB
                                                 payments have not begun, you
                                                 may withdraw up to your Annual
                                                 withdrawal amount without
                                                 reducing your GIB Roll-up
                                                 benefit base.

                                           Beginning in the sixth contract year
                                           until age 86, if your Lifetime GIB
                                           payments have not begun, with-
                                           drawals up to your Annual withdrawal
                                           amount will not reduce your Roll-up
                                           to age 85 benefit base.

                                           Beginning at age 86, withdrawals will
                                           reduce your Roll-up to age 85 benefit
                                           base on a dollar-for- dollar basis up
                                           to your Annual withdrawal amount.

                                           A withdrawal from your Guaranteed
                                           benefit account value in the first
                                           five contract years, will reduce the
                                           Roll-up benefit bases on a pro rata
                                           basis. A withdrawal in excess of your
                                           Annual withdrawal amount will always
                                           reduce the Roll-up benefit bases on a
                                           pro-rata basis. This is referred to
                                           as an "Excess withdrawal".

Example of how your Annual withdrawal      Annual withdrawal amount. Assume you
Amount; Annual Roll-up amount and          make a contribution of $200,000 and
annual benefit base adjustment; and the    allocate $100,000 to your Guaranteed
effect of an Excess withdrawal is calcu-   benefit variable investment options
lated.                                     and $100,000 to your Non-Guaranteed
                                           benefit variable investment options
                                           at issue. At the beginning of
                                           contract year three, assume you
                                           transfer $5,000 to your Guaranteed
                                           benefit variable investment options.
                                           Also assume that your Annual Roll-up
                                           rate is 4% in each contract year.
                                           Accordingly, your GIB Roll-up benefit
                                           base on your fifth con- tract date
                                           anniversary is $127,290.


                                           The GIB Roll-up benefit base of $127,
                                           290 is calculated as follows:

                                           You start with $100,000 allocated to
                                           the Guaranteed benefit variable
                                           investment options:

                                           --    The first Annual Roll-up amount
                                                 increases your GIB Roll-up
                                                 benefit base to $104,000;

                                           --    The second Annual Roll-up
                                                 amount increases your GIB
                                                 Roll-up benefit base to
                                                 $108,160;

                                           --    Your $5,000 transfer from your
                                                 Non-Guaranteed benefit account
                                                 value increases your GIB
                                                 Roll-up benefit base to
                                                 $113,160;

                                           --    The third Annual Roll-up amount
                                                 increases your GIB Roll-up
                                                 benefit base to $117,686;

                                           --    The fourth Annual Roll-up
                                                 amount increases your GIB
                                                 Roll-up benefit base to
                                                 $122,394; and

                                           --    The fifth Annual Roll-up amount
                                                 increases your GIB Roll-up
                                                 benefit base to $127,290.

                                           Your Annual withdrawal amount as of
                                           the beginning of contract year six
                                           is equal to $4,892, calculated as
                                           follows:

                                           o     4% (your current Annual Roll-up
                                                 rate) MULTIPLIED BY
--------------------------------------------------------------------------------





                                       APPENDIX VIII: CONTRACT VARIATIONS VIII-3

--------------------------------------------------------------------------------
FEATURE/BENEFIT                            VARIATION
--------------------------------------------------------------------------------
Example of how your Annual withdrawal      $122,290 ($127,290 - $5,000) (your
Amount; Annual Roll-up amount and          GIB Roll-up benefit base as of your
annual benefit base adjustment; and the    most recent contract date anni-
effect of an Excess withdrawal is calcu-   versary MINUS the amount of your
lated. (cont.)                             transfers and/or contributions to the
                                           Guaranteed benefit variable
                                           investment options in any of the
                                           prior four contract years) EQUALS

                                           o     $ 4,892.

                                           Annual Roll-up amount and annual
                                           benefit base adjustment. Further
                                           assume that during contract year six
                                           (on the 146th day of the contract
                                           year), you make a contribution of
                                           $10,000 to your Guaranteed benefit
                                           variable investment options, making
                                           your current GIB Roll-up benefit base
                                           $137,290. Also assume that you
                                           withdraw your full Annual withdrawal
                                           amount of $4,892 during contract year
                                           six.

                                           On your sixth contract date
                                           anniversary, your Annual Roll-up
                                           amount is equal to $440, calculated
                                           as follows:

                                           o     4% (your current Annual Roll-up
                                                 rate) MULTIPLIED BY

                                           o     $127,290 (your GIB Roll-up
                                                 benefit base as of your most
                                                 recent contract date
                                                 anniversary) PLUS

                                           o     $240 (the daily pro rated
                                                 roll-up amount for the
                                                 contribution: $10,000 x 4% x
                                                 219/365 = $240) MINUS

                                           o     $4,892 (the Annual withdrawal
                                                 amount, which was withdrawn)

                                           o     EQUALS $440

                                           Your adjusted GIB Roll-up benefit
                                           base is $137,730.
--------------------------------------------------------------------------------


VIII-4   APPENDIX VIII: CONTRACT VARIATIONS

--------------------------------------------------------------------------------
FEATURE/BENEFIT                            VARIATION
--------------------------------------------------------------------------------
Example of how your Annual withdrawal      Effect of an Excess withdrawal. In
Amount; Annual Roll-up amount and $7,892   contract year six, assume instead
annual benefit base adjustment; and the    that you make a withdrawal of
effect of an Excess withdrawal is calcu-   (including any applicable withdrawal
lated. (cont.)                             charges). This would result in an
                                           Excess withdrawal of $3,000 because
                                           your Annual withdrawal amount is only
                                           $4,892 ($7,892 - $4,892 = $3,000).
                                           Fur- ther, assume that your
                                           Guaranteed benefit account value at
                                           the time of this withdrawal is
                                           $100,000. As described earlier in
                                           this section, Excess withdrawals
                                           reduce your GIB Roll-up benefit base
                                           on a pro-rata basis. Accordingly,
                                           your GIB Roll-up benefit base is
                                           reduced by $4,119 at the time of the
                                           withdrawal, calculated as follows:

                                           o     $137,290 (your current GIB
                                                 Roll-up benefit base: $127,290
                                                 + $10,000) MULTIPLIED BY

                                           o     3% (the percentage of your
                                                 current Guaranteed benefit
                                                 account value that was
                                                 withdrawn) EQUALS

                                           o     $ 4,119.

                                           On your sixth contract date
                                           anniversary, your adjusted GIB
                                           Roll-up benefit base is $133,611,
                                           calcu- lated as follows:

                                           o     $133,171 (your GIB Roll-up
                                                 benefit base adjusted to
                                                 reflect the Excess withdrawal:
                                                 $137,290 - $4,119 = $133,171)
                                                 PLUS

                                           o     $440 (your Annual Roll-up
                                                 amount) EQUALS

                                           o     $ 133,611.

Customized payment plan                    If you elect the GIB and have funded
                                           the benefit, the Customized payment
                                           plan is available beginning in the
                                           sixth or later contract year.
                                           Currently, any of the following five
                                           Customized payment plan options can
                                           be elected. For options that are
                                           based on a withdrawal percentage, the
                                           specified percent- age is applied to
                                           the GIB Roll-up benefit base as of
                                           the most recent contract date
                                           anniversary less any transfers (other
                                           than amounts representing a credit)
                                           and contributions to the Guaranteed
                                           benefit variable investment options,
                                           either directly or through a Special
                                           DCA program, made in any of the prior
                                           four years.
--------------------------------------------------------------------------------




                                       APPENDIX VIII: CONTRACT VARIATIONS VIII-5

Statement of additional information



--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE

Who is AXA Equitable?                                                         2
Unit Values                                                                   2
Custodian and Independent Registered Public Accounting Firm                   2
Distribution of the Contracts                                                 2
Financial Statements                                                          2



HOW TO OBTAIN A RETIREMENT CORNERSTONE(R) SERIES STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NO. 49

Send this request form to:
 Retirement Service Solutions
 P.O. Box 1547
 Secaucus, NJ 07096-1547





Please send me a Retirement Cornerstone(R) Series SAI for SEPARATE ACCOUNT NO. 49 dated May 1, 2011.


--------------------------------------------------------------------------------
Name



--------------------------------------------------------------------------------
Address



--------------------------------------------------------------------------------
City                                                    State             Zip


                                                                          e13516

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2011 TO THE CURRENT PROSPECTUSES FOR:




RETIREMENT CORNERSTONE(R) SERIES B
RETIREMENT CORNERSTONE(R) SERIES L
RETIREMENT CORNERSTONE(R) SERIES CP(SM)
RETIREMENT CORNERSTONE(R) SERIES C


ACCUMULATOR(R)
ACCUMULATOR(R) PLUS(SM)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------
FOR DELIVERY TO MORGAN STANLEY SMITH BARNEY AND CITI PERSONAL WEALTH MANAGEMENT CUSTOMERS

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


Your contract date will generally be the business day Morgan Stanley Smith Barney ("MSSB") or Citi Personal Wealth Management ("CPWM")+ receives your initial contribution and all information needed to process your request, along with any required documents, and transmits your request to us in accordance with our processing procedures. We may reject your request and return your contribution or issue your contract on a later date if any of the limitations described below apply.


SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day MSSB or CPWM receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.

LIMITATIONS

For both initial and subsequent contributions, you must provide all information and documents we require. The amount of the initial or additional contribution you are making must be permitted under your contract. Your request and contribution must be made in accordance with all the other terms and conditions described in our Prospectus.

We consider MSSB and CPWM to be a "processing office" for the purpose of receiving requests and contributions as described above. This means that we will process your request on the same business day it is received ("same day processing") by MSSB or CPWM. After receiving your contribution, together with all required information and documents, from you, MSSB or CPWM must deliver them to us in accordance with our processing arrangements with MSSB or CPWM.

Same day processing may not be available for all transactions or in every state. These transactions include:


o Initial or subsequent contributions to the Guaranteed benefit account value (for Retirement Cornerstone(SM) Series contracts only), and

o Initial or subsequent contributions to Option B (Accumulator(R) Series contracts only)


We will not process these transactions until the business day on which MSSB or CPWM transmits your request and all required items to us. This may be a different business day than the business day on which MSSB or CPWM received your request and all required items.

MSSB or CPWM may establish a "closing time" under our same day processing arrangement that is earlier than the end of our business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as MSSB and CPWM, if we are not open, same day processing will not apply.




----------
+ Citi Personal Wealth Management (CPWM), is a business of Citigroup, Inc, which offers securities through Citigroup Global Markets Inc. ("CGMI").



IM-09-59 (5/11)                                                         e13513
RC 1.0 and 11.0 and Acc. 9.0/NB                          CAT NO. 142502 (5/11)

We, MSSB or CPWM may change or discontinue these arrangements at any time without prior notice. If you are no longer a client of MSSB or CPWM and move your contract to a different firm, the above procedures will no longer apply, although we may have similar arrangements with your new firm.


You may always make subsequent contributions under your contract by any other method described in the Prospectus for your contract, as supplemented from time to time. All requests and contributions are subject to acceptance.














































   Retirement Cornerstone(R) Series is issued by and is a service mark of AXA
               Equitable Life Insurance Company (AXA Equitable).
  Retirement Cornerstone(R) Series CP(SM) is a service mark of AXA Equitable.
                Accumulator(R) is issued by and is a registered
         service mark of AXA Equitable. Accumulator(R), Accumulator(R)
            Plus(SM), Accumulator(R) Select(SM), and Accumulator(R)
                 Elite(SM) are service marks of AXA Equitable.
 Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.


   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.



                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company


AXA EQUITABLE VARIABLE ANNUITIES


PROSPECTUS SUPPLEMENT DATED MAY 1, 2011


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.


The following information supplements the information in your prospectus that describes how we process your initial contribution. In "Contract features and benefits" under "How you can make your contributions," the third paragraph is deleted in its entirety and replaced with the following:

Chase Investment Services, the selling broker-dealer that your financial professional is affiliated with, has directed us to hold your initial contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers" while Chase Investment Services ensures your application is complete and that suitability standards are met. If Chase Investment Services does not submit your application to us within ten business days from the date we received your initial contribution, we will return it to Chase Investment Services on your behalf. If Chase Investment Services does submit your application to us within ten business days, we will transfer your contribution into our non-interest bearing suspense account so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

If your financial professional is with a selling broker-dealer other than Chase Investment Services, this supplement does not apply to you.

























   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.



      AXA Equitable variable annuities are distributed by its affiliates,
                 AXA Advisors, LLC and AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.


                      AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104
                                  212-554-1234


IM-10-08 (5/11)                                          CAT. NO. 143836 (5/11)
Chase Only - NB                                                          e13514
RCI, Acc 9.0 Series

RETIREMENT CORNERSTONE(R) SERIES


A combination variable and fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2011


AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Retirement Cornerstone(R) Series Prospectus, dated May 1, 2011. That Prospectus provides detailed information concerning the contracts and the variable investment options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.



TABLE OF CONTENTS
Who is AXA Equitable?                                         2
Unit Values                                                   2
Custodian and Independent Registered Public Accounting Firm   2
Distribution of the Contracts                                 2
Financial statements                                          2



              Copyright 2011 AXA Equitable Life Insurance Company.
                              All rights reserved.
   Retirement Cornerstone(R) is a registered trademark of AXA Equitable Life
                               Insurance Company.


               Retirement Cornerstone Series 1.0, 11.0 ADV and 11.0 National All
                                                                          e13516

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and Coliseum Reinsurance Company, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

UNIT VALUES


Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Retirement Cornerstone(R) Series.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period, multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                      (a)
                                     -----  - c
                                      (b)
where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to, or withdrawn from, the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily separate account charge, times the number of calendar days in the valuation period. For certain contracts, the daily separate account charge is made up of a mortality and expense risks charge, an administrative charge and a distribution charge. For other contracts, the daily separate account charge is made up of an operations charge, an administration charge and a distribution charge. These daily charges are at an effective annual rate not to exceed a total of 1.70%. Your contract charges may be less.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.


The financial statements of the Separate Account at December 31, 2010 and for each of the two years in the period ended December 31, 2010, and the consolidated financial statements of AXA Equitable at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC, distribution fees of $399,625,078 in 2010, $429,091,474 in 2009 and $750,235,874 in 2008, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $10,963,063, $40,223,293 and $81,519,894, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2010, 2009 and 2008. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $576,147,169 in 2010, $557,277,070 in 2009 and
$677,871,467 in 2008. Of these amounts, AXA Advisors retained $364,376,758, $306,063,542 and $356,304,358, respectively.


FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm....................FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2010.................FSA-3
   Statements of Operations for the Year Ended December 31, 2010..........FSA-51
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2010 and 2009............................................FSA-72
   Notes to Financial Statements.........................................FSA-111


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm......................F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009...................F-2
   Consolidated Statements of Earnings (Loss), Years Ended
    December 31, 2010, 2009 and 2008.........................................F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
    2009 and 2008............................................................F-5
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2010, 2009 and 2008..........................................F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
    2009 and 2008............................................................F-7
   Notes to Consolidated Financial Statements................................F-9



                                     FSA-1
                                                                          e13344

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49, as listed in Note 1 to such financial statements, at December 31, 2010, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 25, 2011

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010


                                                                        ALLIANCEBERNSTEIN VPS
                                                           ALL ASSET       BALANCED WEALTH
                                                          ALLOCATION*    STRATEGY PORTFOLIO
                                                         ------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $1,739,921         $2,017,581
Receivable for The Trusts shares sold...................          68                 82
Receivable for policy-related transactions..............          --                 --
                                                          ----------         ----------
  Total assets..........................................   1,739,989          2,017,663
                                                          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          --                 --
Payable for policy-related transactions.................          68                 --
                                                          ----------         ----------
  Total liabilities.....................................          68                 --
                                                          ----------         ----------
NET ASSETS..............................................  $1,739,921         $2,017,663
                                                          ==========         ==========
NET ASSETS:
Accumulation Units......................................   1,727,806          2,017,663
Retained by AXA Equitable in Separate Account No. 49....      12,115                 --
                                                          ----------         ----------
TOTAL NET ASSETS........................................  $1,739,921         $2,017,663
                                                          ==========         ==========
Investments in shares of The Trusts, at cost............  $1,641,230         $1,934,837
The Trusts shares held
 Class A................................................      94,236                 --
 Class B................................................          --            177,292
 Class II...............................................          --                 --


                                                          ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                           INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                                PORTFOLIO           COMPANY VALUE          VALUE
                                                         ----------------------- ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value......        $1,620,695            $385,098          $2,654,000
Receivable for The Trusts shares sold...................                --                  16                  --
Receivable for policy-related transactions..............            76,195                  --               4,411
                                                                ----------            --------          ----------
  Total assets..........................................         1,696,890             385,114           2,658,411
                                                                ----------            --------          ----------
LIABILITIES:
Payable for The Trusts shares purchased.................            76,195                  --               4,411
Payable for policy-related transactions.................                --                   2                  --
                                                                ----------            --------          ----------
  Total liabilities.....................................            76,195                   2               4,411
                                                                ----------            --------          ----------
NET ASSETS..............................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
NET ASSETS:
Accumulation Units......................................         1,620,641             385,112           2,653,932
Retained by AXA Equitable in Separate Account No. 49....                54                  --                  68
                                                                ----------            --------          ----------
TOTAL NET ASSETS........................................        $1,620,695            $385,112          $2,654,000
                                                                ==========            ========          ==========
Investments in shares of The Trusts, at cost............        $1,494,748            $354,409          $2,425,464
The Trusts shares held
 Class A................................................                --                  --                  --
 Class B................................................            88,854                  --                  --
 Class II...............................................                --              40,881             187,695

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                             ALLOCATION*       STRATEGY*       ALLOCATION*
                                                          ----------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......  $3,079,756,222    $508,823,895    $1,971,243,303
Receivable for The Trusts shares sold....................         479,531              --           801,593
Receivable for policy-related transactions...............              --       2,194,365                --
                                                           --------------    ------------    --------------
  Total assets...........................................   3,080,235,753     511,018,260     1,972,044,896
                                                           --------------    ------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased..................              --       2,194,365                --
Payable for policy-related transactions..................         479,531              --           801,593
                                                           --------------    ------------    --------------
  Total liabilities......................................         479,531       2,194,365           801,593
                                                           --------------    ------------    --------------
NET ASSETS...............................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
NET ASSETS:
Accumulation Units.......................................   3,079,631,683     508,705,787     1,970,907,035
Retained by AXA Equitable in Separate Account No. 49.....         124,539         118,108           336,268
                                                           --------------    ------------    --------------
TOTAL NET ASSETS.........................................  $3,079,756,222    $508,823,895    $1,971,243,303
                                                           ==============    ============    ==============
Investments in shares of The Trusts, at cost.............  $3,446,628,034    $482,971,577    $1,960,537,946
The Trusts shares held
 Class A.................................................         782,885             927                --
 Class B.................................................     306,283,300      41,474,365       206,153,419


                                                           AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                           GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                          ------------------ ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.......    $283,777,531       $166,454,589         $1,775,712,144
Receivable for The Trusts shares sold....................              --                 --              1,070,597
Receivable for policy-related transactions...............         270,032            678,956                     --
                                                             ------------       ------------         --------------
  Total assets...........................................     284,047,563        167,133,545          1,776,782,741
                                                             ------------       ------------         --------------
LIABILITIES:
Payable for The Trusts shares purchased..................         270,032            678,956                     --
Payable for policy-related transactions..................              --                 --              1,070,597
                                                             ------------       ------------         --------------
  Total liabilities......................................         270,032            678,956              1,070,597
                                                             ------------       ------------         --------------
NET ASSETS...............................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
NET ASSETS:
Accumulation Units.......................................     283,664,722        166,345,111          1,775,691,547
Retained by AXA Equitable in Separate Account No. 49.....         112,809            109,478                 20,597
                                                             ------------       ------------         --------------
TOTAL NET ASSETS.........................................    $283,777,531       $166,454,589         $1,775,712,144
                                                             ============       ============         ==============
Investments in shares of The Trusts, at cost.............    $272,367,495       $163,672,009         $1,819,288,511
The Trusts shares held
 Class A.................................................              --                 --                     --
 Class B.................................................      23,653,669         14,847,562            184,609,620

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                AXA GROWTH      AXA MODERATE      AXA MODERATE
                                                                STRATEGY*       ALLOCATION*     GROWTH STRATEGY*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $571,911,092    $7,547,080,015     $1,269,281,092
Receivable for The Trusts shares sold.......................            --         3,532,358                 --
Receivable for policy-related transactions..................       951,757                --          3,279,156
                                                              ------------    --------------     --------------
  Total assets..............................................   572,862,849     7,550,612,373      1,272,560,248
                                                              ------------    --------------     --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       951,757                --          3,279,156
Payable for policy-related transactions.....................            --         3,532,358                 --
                                                              ------------    --------------     --------------
  Total liabilities.........................................       951,757         3,532,358          3,279,156
                                                              ------------    --------------     --------------
NET ASSETS..................................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
NET ASSETS:
Accumulation Units..........................................   571,787,520     7,546,931,082      1,269,197,892
Retained by AXA Equitable in Separate Account No. 49........       123,572           148,933             83,200
                                                              ------------    --------------     --------------
TOTAL NET ASSETS............................................  $571,911,092    $7,547,080,015     $1,269,281,092
                                                              ============    ==============     ==============
Investments in shares of The Trusts, at cost................  $527,060,443    $8,170,329,183     $1,193,794,885
The Trusts shares held
 Class A....................................................           893         1,063,445                 --
 Class B....................................................    43,741,744       563,326,596         98,398,293


                                                              AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                                 ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                             ------------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $10,993,409,025     $25,069,461    $22,646,483
Receivable for The Trusts shares sold.......................         1,191,294              --             --
Receivable for policy-related transactions..................                --          47,140         69,518
                                                               ---------------     -----------    -----------
  Total assets..............................................    10,994,600,319      25,116,601     22,716,001
                                                               ---------------     -----------    -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................                --          47,140         69,518
Payable for policy-related transactions.....................         1,191,294              --             --
                                                               ---------------     -----------    -----------
  Total liabilities.........................................         1,191,294          47,140         69,518
                                                               ---------------     -----------    -----------
NET ASSETS..................................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
NET ASSETS:
Accumulation Units..........................................    10,993,090,219      24,898,455     22,474,567
Retained by AXA Equitable in Separate Account No. 49........           318,806         171,006        171,916
                                                               ---------------     -----------    -----------
TOTAL NET ASSETS............................................   $10,993,409,025     $25,069,461    $22,646,483
                                                               ===============     ===========    ===========
Investments in shares of The Trusts, at cost................   $12,650,610,542     $22,144,687    $20,182,712
The Trusts shares held
 Class A....................................................         1,515,826          10,360         10,340
 Class B....................................................     1,059,614,606       1,635,643      1,466,522

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                          AXA TACTICAL        BLACKROCK
                                                          AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                          MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                         -------------- ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value......  $51,550,260      $42,768,360       $20,063,449
Receivable for The Trusts shares sold...................           --               --                --
Receivable for policy-related transactions..............       97,502           83,952           140,549
                                                          -----------      -----------       -----------
  Total assets..........................................   51,647,762       42,852,312        20,203,998
                                                          -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased.................       97,502           83,952           140,549
Payable for policy-related transactions.................           --               --                --
                                                          -----------      -----------       -----------
  Total liabilities.....................................       97,502           83,952           140,549
                                                          -----------      -----------       -----------
NET ASSETS..............................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
NET ASSETS:
Accumulation Units......................................   51,398,587       42,628,384        20,063,150
Retained by AXA Equitable in Separate Account No. 49....      151,673          139,976               299
                                                          -----------      -----------       -----------
TOTAL NET ASSETS........................................  $51,550,260      $42,768,360       $20,063,449
                                                          ===========      ===========       ===========
Investments in shares of The Trusts, at cost............  $47,468,140      $39,430,218       $18,834,607
The Trusts shares held
 Class A................................................       10,299           10,259                --
 Class B................................................    3,755,162        3,352,720                --
 Class III..............................................           --               --         1,384,641


                                                              BLACKROCK
                                                          LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                              V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,845,601          $664,656,308           $464,410,381
Receivable for The Trusts shares sold...................             --                    --                     --
Receivable for policy-related transactions..............          3,678               128,585                 28,542
                                                             ----------          ------------           ------------
  Total assets..........................................      1,849,279           664,784,893            464,438,923
                                                             ----------          ------------           ------------
LIABILITIES:
Payable for The Trusts shares purchased.................          3,678               128,585                 23,952
Payable for policy-related transactions.................             --                    --                     --
                                                             ----------          ------------           ------------
  Total liabilities.....................................          3,678               128,585                 23,952
                                                             ----------          ------------           ------------
NET ASSETS..............................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
NET ASSETS:
Accumulation Units......................................      1,845,394           664,624,418            464,414,971
Retained by AXA Equitable in Separate Account No. 49....            207                31,890                     --
                                                             ----------          ------------           ------------
TOTAL NET ASSETS........................................     $1,845,601          $664,656,308           $464,414,971
                                                             ==========          ============           ============
Investments in shares of The Trusts, at cost............     $1,671,384          $924,856,070           $410,183,736
The Trusts shares held
 Class A................................................             --               123,550                144,509
 Class B................................................             --            78,396,889             29,179,004
 Class III..............................................        170,731                    --                     --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/AXA FRANKLIN  EQ/BLACKROCK    EQ/BLACKROCK
                                                                 SMALL CAP      BASIC VALUE   INTERNATIONAL
                                                                VALUE CORE*       EQUITY*         VALUE*
                                                             ---------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $134,741,569    $860,552,937   $740,631,093
Receivable for The Trusts shares sold.......................         81,821              --             --
Receivable for policy-related transactions..................             --         428,341        108,744
                                                               ------------    ------------   ------------
  Total assets..............................................    134,823,390     860,981,278    740,739,837
                                                               ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --         428,341         96,473
Payable for policy-related transactions.....................         81,821              --             --
                                                               ------------    ------------   ------------
  Total liabilities.........................................         81,821         428,341         96,473
                                                               ------------    ------------   ------------
NET ASSETS..................................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
NET ASSETS:
Accumulation Units..........................................    134,629,834     860,516,473    740,643,364
Retained by AXA Equitable in Separate Account No. 49........        111,735          36,464             --
                                                               ------------    ------------   ------------
TOTAL NET ASSETS............................................   $134,741,569    $860,552,937   $740,643,364
                                                               ============    ============   ============
Investments in shares of The Trusts, at cost................   $103,971,417    $857,956,172   $852,008,669
The Trusts shares held
 Class A....................................................        138,819         900,887        258,919
 Class B....................................................     13,036,121      61,983,388     63,016,066


                                                              EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                                EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                             -------------------- --------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $215,429,676          $46,907,835         $338,965,958
Receivable for The Trusts shares sold.......................               --                   --                   --
Receivable for policy-related transactions..................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
  Total assets..............................................      215,492,959           46,942,971          339,079,435
                                                                 ------------          -----------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................           63,283               35,136              113,477
Payable for policy-related transactions.....................               --                   --                   --
                                                                 ------------          -----------         ------------
  Total liabilities.........................................           63,283               35,136              113,477
                                                                 ------------          -----------         ------------
NET ASSETS..................................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
NET ASSETS:
Accumulation Units..........................................      215,424,415           46,878,723          338,893,178
Retained by AXA Equitable in Separate Account No. 49........            5,261               29,112               72,780
                                                                 ------------          -----------         ------------
TOTAL NET ASSETS............................................     $215,429,676          $46,907,835         $338,965,958
                                                                 ============          ===========         ============
Investments in shares of The Trusts, at cost................     $205,498,381          $48,239,303         $341,058,293
The Trusts shares held
 Class A....................................................          169,260                   --               66,238
 Class B....................................................       40,715,293            6,521,305           25,711,085

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  EQ/CAPITAL         EQ/COMMON        EQ/CORE
                                                              GUARDIAN RESEARCH*   STOCK INDEX*     BOND INDEX*
                                                             -------------------- -------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $905,290,541      $804,897,564   $1,103,062,951
Receivable for The Trusts shares sold.......................           45,150            23,833          170,659
Receivable for policy-related transactions..................               --                --               --
                                                                 ------------      ------------   --------------
  Total assets..............................................      905,335,691       804,921,397    1,103,233,610
                                                                 ------------      ------------   --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................               --                --               --
Payable for policy-related transactions.....................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
  Total liabilities.........................................           45,150            23,833          170,659
                                                                 ------------      ------------   --------------
NET ASSETS..................................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
NET ASSETS:
Accumulation Units..........................................      905,191,312       804,868,002    1,102,808,517
Retained by AXA Equitable in Separate Account No. 49........           99,229            29,562          254,434
                                                                 ------------      ------------   --------------
TOTAL NET ASSETS............................................     $905,290,541      $804,897,564   $1,103,062,951
                                                                 ============      ============   ==============
Investments in shares of The Trusts, at cost................     $963,311,014      $852,787,042   $1,163,656,658
The Trusts shares held
 Class A....................................................           49,571            68,656               --
 Class B....................................................       74,423,211        50,280,867      113,444,440


                                                               EQ/DAVIS NEW      EQ/EQUITY         EQ/EQUITY
                                                              YORK VENTURE*      500 INDEX*       GROWTH PLUS*
                                                             --------------- ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $361,365,590    $1,255,796,816    $1,288,166,519
Receivable for The Trusts shares sold.......................       106,275                --           111,152
Receivable for policy-related transactions..................            --           141,187                --
                                                              ------------    --------------    --------------
  Total assets..............................................   361,471,865     1,255,938,003     1,288,277,671
                                                              ------------    --------------    --------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --           141,187                --
Payable for policy-related transactions.....................       106,275                --           118,599
                                                              ------------    --------------    --------------
  Total liabilities.........................................       106,275           141,187           118,599
                                                              ------------    --------------    --------------
NET ASSETS..................................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
NET ASSETS:
Accumulation Units..........................................   361,247,550     1,255,738,038     1,288,090,645
Retained by AXA Equitable in Separate Account No. 49........       118,040            58,778            68,427
                                                              ------------    --------------    --------------
TOTAL NET ASSETS............................................  $361,365,590    $1,255,796,816    $1,288,159,072
                                                              ============    ==============    ==============
Investments in shares of The Trusts, at cost................  $337,074,291    $1,227,388,723    $1,308,183,403
The Trusts shares held
 Class A....................................................       406,564           264,723                --
 Class B....................................................    36,711,241        57,253,865        86,197,217

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                            EQ/FRANKLIN         EQ/FRANKLIN        EQ/GAMCO MERGERS &
                                                          CORE BALANCED*   TEMPLETON ALLOCATION*      ACQUISITIONS*
                                                         ---------------- ----------------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $546,123,131        $1,378,300,270         $181,486,132
Receivable for The Trusts shares sold...................        109,995                    --              276,769
Receivable for policy-related transactions..............             --                54,420                   --
                                                           ------------        --------------         ------------
  Total assets..........................................    546,233,126         1,378,354,690          181,762,901
                                                           ------------        --------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                54,420                   --
Payable for policy-related transactions.................        109,995                    --              276,769
                                                           ------------        --------------         ------------
  Total liabilities.....................................        109,995                54,420              276,769
                                                           ------------        --------------         ------------
NET ASSETS..............................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
NET ASSETS:
Accumulation Units......................................    545,896,208         1,378,222,527          181,401,268
Retained by AXA Equitable in Separate Account No. 49....        226,923                77,743               84,864
                                                           ------------        --------------         ------------
TOTAL NET ASSETS........................................   $546,123,131        $1,378,300,270         $181,486,132
                                                           ============        ==============         ============
Investments in shares of The Trusts, at cost............   $541,557,077        $1,411,456,902         $171,608,454
The Trusts shares held
 Class A................................................         82,004                69,697              143,653
 Class B................................................     63,652,585           176,825,652           14,412,782


                                                          EQ/GAMCO SMALL     EQ/GLOBAL          EQ/GLOBAL
                                                          COMPANY VALUE*     BOND PLUS*    MULTI-SECTOR EQUITY*
                                                         ---------------- --------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $872,302,060    $474,583,744       $1,136,406,800
Receivable for The Trusts shares sold...................             --         274,778              132,090
Receivable for policy-related transactions..............      1,061,721              --                   --
                                                           ------------    ------------       --------------
  Total assets..........................................    873,363,781     474,858,522        1,136,538,890
                                                           ------------    ------------       --------------
LIABILITIES:
Payable for The Trusts shares purchased.................      1,061,721              --                   --
Payable for policy-related transactions.................             --         379,095              132,090
                                                           ------------    ------------       --------------
  Total liabilities.....................................      1,061,721         379,095              132,090
                                                           ------------    ------------       --------------
NET ASSETS..............................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
NET ASSETS:
Accumulation Units......................................    872,219,583     474,454,680        1,136,390,785
Retained by AXA Equitable in Separate Account No. 49....         82,477          24,747               16,015
                                                           ------------    ------------       --------------
TOTAL NET ASSETS........................................   $872,302,060    $474,479,427       $1,136,406,800
                                                           ============    ============       ==============
Investments in shares of The Trusts, at cost............   $646,922,769    $483,598,148       $1,203,738,797
The Trusts shares held
 Class A................................................        438,821         144,509              156,247
 Class B................................................     21,874,831      47,543,759           90,958,319

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          EQ/INTERMEDIATE
                                                            GOVERNMENT     EQ/INTERNATIONAL
                                                            BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                         ---------------- ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value......   $391,665,216      $786,848,640           $3,466,280
Receivable for The Trusts shares sold...................        854,156           147,320                   51
Receivable for policy-related transactions..............             --                --                   --
                                                           ------------      ------------           ----------
  Total assets..........................................    392,519,372       786,995,960            3,466,331
                                                           ------------      ------------           ----------
LIABILITIES:
Payable for The Trusts shares purchased.................             --                --                   --
Payable for policy-related transactions.................        854,156           147,320                   51
                                                           ------------      ------------           ----------
  Total liabilities.....................................        854,156           147,320                   51
                                                           ------------      ------------           ----------
NET ASSETS..............................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
NET ASSETS:
Accumulation Units......................................    391,600,696       786,843,655            1,330,257
Retained by AXA Equitable in Separate Account No. 49....         64,520             4,985            2,136,023
                                                           ------------      ------------           ----------
TOTAL NET ASSETS........................................   $391,665,216      $786,848,640           $3,466,280
                                                           ============      ============           ==========
Investments in shares of The Trusts, at cost............   $393,266,546      $890,253,765           $4,033,532
The Trusts shares held
 Class A................................................             --           213,591              336,361
 Class B................................................     39,879,015        81,602,918              148,277


                                                          EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                               GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                         ------------------ ----------------------  ---------------
ASSETS:
Investments in shares of The Trusts, at fair value......    $378,499,268         $281,296,552        $158,869,799
Receivable for The Trusts shares sold...................              --                   --                  --
Receivable for policy-related transactions..............         286,168              187,275              15,302
                                                            ------------         ------------        ------------
  Total assets..........................................     378,785,436          281,483,827         158,885,101
                                                            ------------         ------------        ------------
LIABILITIES:
Payable for The Trusts shares purchased.................         286,168              187,275              15,302
Payable for policy-related transactions.................              --                   --                  --
                                                            ------------         ------------        ------------
  Total liabilities.....................................         286,168              187,275              15,302
                                                            ------------         ------------        ------------
NET ASSETS..............................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
NET ASSETS:
Accumulation Units......................................     378,367,918          281,252,298         158,845,645
Retained by AXA Equitable in Separate Account No. 49....         131,350               44,254              24,154
                                                            ------------         ------------        ------------
TOTAL NET ASSETS........................................    $378,499,268         $281,296,552        $158,869,799
                                                            ============         ============        ============
Investments in shares of The Trusts, at cost............    $327,997,992         $309,352,654        $176,631,279
The Trusts shares held
 Class A................................................         242,628              189,572                  --
 Class B................................................      57,992,547           28,528,938          22,006,869

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                              GROWTH INDEX*   GROWTH PLUS*   VALUE INDEX*
                                                             --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $334,425,287    $262,049,451   $120,935,629
Receivable for The Trusts shares sold.......................       129,748          62,205         21,887
Receivable for policy-related transactions..................            --              --             --
                                                              ------------    ------------   ------------
  Total assets..............................................   334,555,035     262,111,656    120,957,516
                                                              ------------    ------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --              --             --
Payable for policy-related transactions.....................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
  Total liabilities.........................................       129,748          62,205         21,887
                                                              ------------    ------------   ------------
NET ASSETS..................................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
NET ASSETS:
Accumulation Units..........................................   334,405,707     262,017,410    119,066,750
Retained by AXA Equitable in Separate Account No. 49........        19,580          32,041      1,868,879
                                                              ------------    ------------   ------------
TOTAL NET ASSETS............................................  $334,425,287    $262,049,451   $120,935,629
                                                              ============    ============   ============
Investments in shares of The Trusts, at cost................  $277,552,698    $235,763,167   $144,459,665
The Trusts shares held
 Class A....................................................       211,594          53,488        191,961
 Class B....................................................    38,872,195      15,692,411     22,842,314


                                                                EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                                VALUE PLUS*     GROWTH AND INCOME*   LARGE CAP CORE*
                                                             ----------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $1,168,874,647       $158,550,041       $191,944,843
Receivable for The Trusts shares sold.......................         284,211                 --                 --
Receivable for policy-related transactions..................              --            160,241            117,737
                                                              --------------       ------------       ------------
  Total assets..............................................   1,169,158,858        158,710,282        192,062,580
                                                              --------------       ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --            160,241            117,737
Payable for policy-related transactions.....................         284,211                 --                 --
                                                              --------------       ------------       ------------
  Total liabilities.........................................         284,211            160,241            117,737
                                                              --------------       ------------       ------------
NET ASSETS..................................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
NET ASSETS:
Accumulation Units..........................................   1,168,767,148        158,530,664        191,760,969
Retained by AXA Equitable in Separate Account No. 49........         107,499             19,377            183,874
                                                              --------------       ------------       ------------
TOTAL NET ASSETS............................................  $1,168,874,647       $158,550,041       $191,944,843
                                                              ==============       ============       ============
Investments in shares of The Trusts, at cost................  $1,635,838,574       $148,047,565       $155,118,266
The Trusts shares held
 Class A....................................................         113,925                 --              1,864
 Class B....................................................     114,851,431         15,323,954         15,859,044

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                EQ/MID CAP       EQ/MID CAP
                                                                  INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                             --------------- ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $734,537,266    $1,137,023,786      $674,962,535
Receivable for The Trusts shares sold.......................            --           244,537                --
Receivable for policy-related transactions..................       593,410                --         1,610,308
                                                              ------------    --------------      ------------
  Total assets..............................................   735,130,676     1,137,268,323       676,572,843
                                                              ------------    --------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       573,745                --         1,610,308
Payable for policy-related transactions.....................            --           244,537                --
                                                              ------------    --------------      ------------
  Total liabilities.........................................       573,745           244,537         1,610,308
                                                              ------------    --------------      ------------
NET ASSETS..................................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
NET ASSETS:
Accumulation Units..........................................   734,556,931     1,136,743,598       674,902,511
Retained by AXA Equitable in Separate Account No. 49........            --           280,188            60,024
                                                              ------------    --------------      ------------
TOTAL NET ASSETS............................................  $734,556,931    $1,137,023,786      $674,962,535
                                                              ============    ==============      ============
Investments in shares of The Trusts, at cost................  $798,354,070    $1,181,412,932      $674,937,599
The Trusts shares held
 Class A....................................................       287,061            31,969        21,426,403
 Class B....................................................    88,125,930       114,150,552       653,453,513


                                                                 EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                              CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                             ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $174,190,074        $614,424,419       $231,049,778
Receivable for The Trusts shares sold.......................          74,762           2,310,581                 --
Receivable for policy-related transactions..................              --                  --                660
                                                                ------------        ------------       ------------
  Total assets..............................................     174,264,836         616,735,000        231,050,438
                                                                ------------        ------------       ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --                  --                660
Payable for policy-related transactions.....................          74,762           2,310,581                 --
                                                                ------------        ------------       ------------
  Total liabilities.........................................          74,762           2,310,581                660
                                                                ------------        ------------       ------------
NET ASSETS..................................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
NET ASSETS:
Accumulation Units..........................................     174,181,158         614,420,685        230,795,973
Retained by AXA Equitable in Separate Account No. 49........           8,916               3,734            253,805
                                                                ------------        ------------       ------------
TOTAL NET ASSETS............................................    $174,190,074        $614,424,419       $231,049,778
                                                                ============        ============       ============
Investments in shares of The Trusts, at cost................    $148,216,355        $472,134,133       $250,775,962
The Trusts shares held
 Class A....................................................         823,395             351,819             76,512
 Class B....................................................      27,628,301          35,453,688         26,162,798

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                                 GLOBAL*        SHORT BOND*      BOND PLUS*
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $245,178,138    $1,294,765,559   $565,295,738
Receivable for The Trusts shares sold.......................            --                --         87,920
Receivable for policy-related transactions..................       758,642           283,113             --
                                                              ------------    --------------   ------------
  Total assets..............................................   245,936,780     1,295,048,672    565,383,658
                                                              ------------    --------------   ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       758,642           283,113             --
Payable for policy-related transactions.....................            --                --         87,920
                                                              ------------    --------------   ------------
  Total liabilities.........................................       758,642           283,113         87,920
                                                              ------------    --------------   ------------
NET ASSETS..................................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
NET ASSETS:
Accumulation Units..........................................   245,004,886     1,294,508,624    565,217,360
Retained by AXA Equitable in Separate Account No. 49........       173,252           256,935         78,378
                                                              ------------    --------------   ------------
TOTAL NET ASSETS............................................  $245,178,138    $1,294,765,559   $565,295,738
                                                              ============    ==============   ============
Investments in shares of The Trusts, at cost................  $211,916,298    $1,308,968,283   $604,224,794
The Trusts shares held
 Class A....................................................       296,790         1,348,743             --
 Class B....................................................    22,925,196       128,695,696     66,396,725


                                                                 EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                              COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                             ---------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $508,784,233      $402,261,538     $194,226,931
Receivable for The Trusts shares sold.......................        189,915                --               --
Receivable for policy-related transactions..................             --            54,595           88,811
                                                               ------------      ------------     ------------
  Total assets..............................................    508,974,148       402,316,133      194,315,742
                                                               ------------      ------------     ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................             --            54,595           88,811
Payable for policy-related transactions.....................        189,915                --               --
                                                               ------------      ------------     ------------
  Total liabilities.........................................        189,915            54,595           88,811
                                                               ------------      ------------     ------------
NET ASSETS..................................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
NET ASSETS:
Accumulation Units..........................................    508,762,832       402,244,342      194,219,899
Retained by AXA Equitable in Separate Account No. 49........         21,401            17,196            7,032
                                                               ------------      ------------     ------------
TOTAL NET ASSETS............................................   $508,784,233      $402,261,538     $194,226,931
                                                               ============      ============     ============
Investments in shares of The Trusts, at cost................   $441,019,396      $352,478,241     $208,611,761
The Trusts shares held
 Class A....................................................        245,375           254,484          108,978
 Class B....................................................     48,115,691        19,298,707       22,375,544

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                EQ/WELLS FARGO
                                                              EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                                  INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                             ----------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $70,027,353     $238,921,317    $413,264,821
Receivable for The Trusts shares sold.......................             --               --              --
Receivable for policy-related transactions..................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
  Total assets..............................................     70,162,474      239,048,552     414,034,495
                                                                -----------     ------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        135,121          127,235         769,674
Payable for policy-related transactions.....................             --               --              --
                                                                -----------     ------------    ------------
  Total liabilities.........................................        135,121          127,235         769,674
                                                                -----------     ------------    ------------
NET ASSETS..................................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
NET ASSETS:
Accumulation Units..........................................     70,007,469      238,917,343     413,229,553
Retained by AXA Equitable in Separate Account No. 49........         19,884            3,974          35,268
                                                                -----------     ------------    ------------
TOTAL NET ASSETS............................................    $70,027,353     $238,921,317    $413,264,821
                                                                ===========     ============    ============
Investments in shares of The Trusts, at cost................    $65,553,547     $244,521,226    $335,188,882
The Trusts shares held
 Class A....................................................             --          101,528              --
 Class B....................................................     11,763,742       24,902,399      40,217,961
 Service Class 2............................................             --               --              --


                                                               FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                               ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                              GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                             ------------------ ----------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $772,527         $12,597,028        $5,388,840
Receivable for The Trusts shares sold.......................            33                  --                --
Receivable for policy-related transactions..................            --             127,491            40,312
                                                                  --------         -----------        ----------
  Total assets..............................................       772,560          12,724,519         5,429,152
                                                                  --------         -----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            --             127,491            40,312
Payable for policy-related transactions.....................            --                  --                --
                                                                  --------         -----------        ----------
  Total liabilities.........................................            --             127,491            40,312
                                                                  --------         -----------        ----------
NET ASSETS..................................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
NET ASSETS:
Accumulation Units..........................................       772,560          12,580,412         5,377,102
Retained by AXA Equitable in Separate Account No. 49........            --              16,616            11,738
                                                                  --------         -----------        ----------
TOTAL NET ASSETS............................................      $772,560         $12,597,028        $5,388,840
                                                                  ========         ===========        ==========
Investments in shares of The Trusts, at cost................      $715,977         $11,292,038        $4,868,899
The Trusts shares held
 Class A....................................................            --                  --                --
 Class B....................................................            --                  --                --
 Service Class 2............................................        53,797             536,272           167,720

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                              FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                                 STRATEGIC           INCOME       STRATEGIC INCOME
                                                             INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                            ------------------ ----------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.........     $6,870,625         $3,814,994        $4,906,181
Receivable for The Trusts shares sold......................             --                154                --
Receivable for policy-related transactions.................         32,072                 --            32,608
                                                                ----------         ----------        ----------
  Total assets.............................................      6,902,697          3,815,148         4,938,789
                                                                ----------         ----------        ----------
LIABILITIES:
Payable for The Trusts shares purchased....................         32,065                 --            32,608
Payable for policy-related transactions....................             --                154                --
                                                                ----------         ----------        ----------
  Total liabilities........................................         32,065                154            32,608
                                                                ----------         ----------        ----------
NET ASSETS.................................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
NET ASSETS:
Accumulation Units.........................................      6,870,632          3,814,930         4,880,496
Retained by AXA Equitable in Separate Account No. 49.......             --                 64            25,685
                                                                ----------         ----------        ----------
TOTAL NET ASSETS...........................................     $6,870,632         $3,814,994        $4,906,181
                                                                ==========         ==========        ==========
Investments in shares of The Trusts, at cost...............     $7,089,395         $3,656,132        $4,792,735
The Trusts shares held
 Class 2...................................................             --            257,422           385,706
 Series II.................................................             --                 --                --
 Service Class 2...........................................        606,410                 --                --
 Service Shares............................................             --                 --                --


                                                             FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                                 FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                                 ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                            ------------------------ --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.........        $1,103,186           $3,128,526      $639,431
Receivable for The Trusts shares sold......................                --                   --            --
Receivable for policy-related transactions.................            62,500               10,550        41,640
                                                                   ----------           ----------      --------
  Total assets.............................................         1,165,686            3,139,076       681,071
                                                                   ----------           ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased....................            62,424               10,450        41,620
Payable for policy-related transactions....................                --                   --            --
                                                                   ----------           ----------      --------
  Total liabilities........................................            62,424               10,450        41,620
                                                                   ----------           ----------      --------
NET ASSETS.................................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
NET ASSETS:
Accumulation Units.........................................         1,103,262            3,128,626       639,451
Retained by AXA Equitable in Separate Account No. 49.......                --                   --            --
                                                                   ----------           ----------      --------
TOTAL NET ASSETS...........................................        $1,103,262           $3,128,626      $639,451
                                                                   ==========           ==========      ========
Investments in shares of The Trusts, at cost...............        $1,048,757           $2,761,887      $598,282
The Trusts shares held
 Class 2...................................................           143,085                   --            --
 Series II.................................................                --                   --       115,005
 Service Class 2...........................................                --                   --            --
 Service Shares............................................                --              221,567            --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2010


                                                              INVESCO V.I.   INVESCO V.I.
                                                              GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                              ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                             ------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $5,701,695      $4,164,286      $134,447
Receivable for The Trusts shares sold.......................          --              --             5
Receivable for policy-related transactions..................      48,902           6,066            --
                                                              ----------      ----------      --------
  Total assets..............................................   5,750,597       4,170,352       134,452
                                                              ----------      ----------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................      48,902           6,066            --
Payable for policy-related transactions.....................          --              --             5
                                                              ----------      ----------      --------
  Total liabilities.........................................      48,902           6,066             5
                                                              ----------      ----------      --------
NET ASSETS..................................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
NET ASSETS:
Accumulation Units..........................................   5,701,689       4,164,246       134,416
Retained by AXA Equitable in Separate Account No. 49........           6              40            31
                                                              ----------      ----------      --------
TOTAL NET ASSETS............................................  $5,701,695      $4,164,286      $134,447
                                                              ==========      ==========      ========
Investments in shares of The Trusts, at cost................  $5,402,149      $3,827,414      $122,390
The Trusts shares held
 Common Shares..............................................          --              --            --
 Series II..................................................     428,377         146,888        16,954


                                                              INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                              MID CAP CORE     SMALL CAP       DIVIDEND
                                                               EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                             -------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $1,432,799      $950,376       $4,398,788
Receivable for The Trusts shares sold.......................           55            --               --
Receivable for policy-related transactions..................           --           292           27,037
                                                               ----------      --------       ----------
  Total assets..............................................    1,432,854       950,668        4,425,825
                                                               ----------      --------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           --           292           27,037
Payable for policy-related transactions.....................           55            --               --
                                                               ----------      --------       ----------
  Total liabilities.........................................           55           292           27,037
                                                               ----------      --------       ----------
NET ASSETS..................................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
NET ASSETS:
Accumulation Units..........................................    1,432,728       950,303        4,398,743
Retained by AXA Equitable in Separate Account No. 49........           71            73               45
                                                               ----------      --------       ----------
TOTAL NET ASSETS............................................   $1,432,799      $950,376       $4,398,788
                                                               ==========      ========       ==========
Investments in shares of The Trusts, at cost................   $1,314,731      $809,244       $3,887,208
The Trusts shares held
 Common Shares..............................................           --            --          641,279
 Series II..................................................      116,677        58,413               --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                               IVY FUNDS VIP
                                                              IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                                  ENERGY         RESOURCES      HIGH INCOME
                                                             --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $2,845,706      $5,016,184       $9,074,155
Receivable for The Trusts shares sold.......................            --              --               --
Receivable for policy-related transactions..................         8,486          39,830           93,272
                                                                ----------      ----------       ----------
  Total assets..............................................     2,854,192       5,056,014        9,167,427
                                                                ----------      ----------       ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         8,444          39,830           93,272
Payable for policy-related transactions.....................            --              --               --
                                                                ----------      ----------       ----------
  Total liabilities.........................................         8,444          39,830           93,272
                                                                ----------      ----------       ----------
NET ASSETS..................................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
NET ASSETS:
Accumulation Units..........................................     2,845,748       5,015,197        9,066,129
Retained by AXA Equitable in Separate Account No. 49........            --             987            8,026
                                                                ----------      ----------       ----------
TOTAL NET ASSETS............................................    $2,845,748      $5,016,184       $9,074,155
                                                                ==========      ==========       ==========
Investments in shares of The Trusts, at cost................    $2,376,909      $4,192,539       $8,676,817
The Trusts shares held
 Common Shares..............................................       445,010         745,491        2,599,449


                                                                               IVY FUNDS VIP   IVY FUNDS VIP
                                                               IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                              MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                             ---------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $4,427,374       $2,680,413      $3,748,119
Receivable for The Trusts shares sold.......................            --           18,416              --
Receivable for policy-related transactions..................        10,443               --          14,801
                                                                ----------       ----------      ----------
  Total assets..............................................     4,437,817        2,698,829       3,762,920
                                                                ----------       ----------      ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................        10,443               --          14,801
Payable for policy-related transactions.....................            --           18,350              --
                                                                ----------       ----------      ----------
  Total liabilities.........................................        10,443           18,350          14,801
                                                                ----------       ----------      ----------
NET ASSETS..................................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
NET ASSETS:
Accumulation Units..........................................     4,427,366        2,680,479       3,742,176
Retained by AXA Equitable in Separate Account No. 49........             8               --           5,943
                                                                ----------       ----------      ----------
TOTAL NET ASSETS............................................    $4,427,374       $2,680,479      $3,748,119
                                                                ==========       ==========      ==========
Investments in shares of The Trusts, at cost................    $3,764,103       $2,454,362      $3,134,127
The Trusts shares held
 Common Shares..............................................       509,473          160,222         355,940

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                          LAZARD RETIREMENT
                                                          EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                          EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                         ------------------ ---------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $13,136,593          $5,424,591             $1,874,108
Receivable for The Trusts shares sold...................              --                  --                     --
Receivable for policy-related transactions..............          26,729              26,350                 20,993
                                                             -----------          ----------             ----------
  Total assets..........................................      13,163,322           5,450,941              1,895,101
                                                             -----------          ----------             ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          26,729              26,350                 20,920
Payable for policy-related transactions.................              --                  --                     --
                                                             -----------          ----------             ----------
  Total liabilities.....................................          26,729              26,350                 20,920
                                                             -----------          ----------             ----------
NET ASSETS..............................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
NET ASSETS:
Accumulation Units......................................      13,132,603           5,419,323              1,874,180
Retained by AXA Equitable in Separate Account No. 49....           3,990               5,268                      1
                                                             -----------          ----------             ----------
TOTAL NET ASSETS........................................     $13,136,593          $5,424,591             $1,874,181
                                                             ===========          ==========             ==========
Investments in shares of The Trusts, at cost............     $11,992,164          $5,019,217             $1,681,832
The Trusts shares held
 Service Class..........................................              --             351,561                174,174
 Service Shares.........................................         563,077                  --                     --


                                                          MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                            TRUST SERIES         PORTFOLIO            SERIES
                                                         ------------------ ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value......     $1,249,006          $1,898,748         $1,648,420
Receivable for The Trusts shares sold...................             --                  --                 --
Receivable for policy-related transactions..............          1,960              21,560             47,249
                                                             ----------          ----------         ----------
  Total assets..........................................      1,250,966           1,920,308          1,695,669
                                                             ----------          ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.................          1,960              21,488             47,193
Payable for policy-related transactions.................             --                  --                 --
                                                             ----------          ----------         ----------
  Total liabilities.....................................          1,960              21,488             47,193
                                                             ----------          ----------         ----------
NET ASSETS..............................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
NET ASSETS:
Accumulation Units......................................      1,248,861           1,898,820          1,648,476
Retained by AXA Equitable in Separate Account No. 49....            145                  --                 --
                                                             ----------          ----------         ----------
TOTAL NET ASSETS........................................     $1,249,006          $1,898,820         $1,648,476
                                                             ==========          ==========         ==========
Investments in shares of The Trusts, at cost............     $1,139,137          $1,693,921         $1,496,597
The Trusts shares held
 Service Class..........................................         62,607             285,097             66,069
 Service Shares.........................................             --                  --                 --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                      MULTIMANAGER
                                                                 MULTIMANAGER        MULTIMANAGER    INTERNATIONAL
                                                              AGGRESSIVE EQUITY*      CORE BOND*        EQUITY*
                                                             -------------------- ----------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $579,538,936      $1,150,821,789    $445,015,038
Receivable for The Trusts shares sold.......................               --                  --              --
Receivable for policy-related transactions..................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
  Total assets..............................................      580,659,854       1,151,333,408     445,035,346
                                                                 ------------      --------------    ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        1,120,918             511,619          20,308
Payable for policy-related transactions.....................               --                  --              --
                                                                 ------------      --------------    ------------
  Total liabilities.........................................        1,120,918             511,619          20,308
                                                                 ------------      --------------    ------------
NET ASSETS..................................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
NET ASSETS:
Accumulation Units..........................................      579,329,964       1,150,810,316     445,001,076
Retained by AXA Equitable in Separate Account No. 49........          208,972              11,473          13,962
                                                                 ------------      --------------    ------------
TOTAL NET ASSETS............................................     $579,538,936      $1,150,821,789    $445,015,038
                                                                 ============      ==============    ============
Investments in shares of The Trusts, at cost................     $538,187,401      $1,134,013,195    $517,958,937
The Trusts shares held
 Class B....................................................       21,597,167         109,608,725      40,395,672


                                                              MULTIMANAGER
                                                                LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                              CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                             -------------- ------------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $145,357,536     $390,156,882      $351,914,289
Receivable for The Trusts shares sold.......................            --           33,503           271,678
Receivable for policy-related transactions..................       109,338               --                --
                                                              ------------     ------------      ------------
  Total assets..............................................   145,466,874      390,190,385       352,185,967
                                                              ------------     ------------      ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................       109,338               --                --
Payable for policy-related transactions.....................            --           31,789           267,191
                                                              ------------     ------------      ------------
  Total liabilities.........................................       109,338           31,789           267,191
                                                              ------------     ------------      ------------
NET ASSETS..................................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
NET ASSETS:
Accumulation Units..........................................   145,347,478      390,158,596       351,918,776
Retained by AXA Equitable in Separate Account No. 49........        10,058               --                --
                                                              ------------     ------------      ------------
TOTAL NET ASSETS............................................  $145,357,536     $390,158,596      $351,918,776
                                                              ============     ============      ============
Investments in shares of The Trusts, at cost................  $138,297,411     $423,527,349      $316,210,355
The Trusts shares held
 Class B....................................................    14,290,598       39,879,496        39,152,379

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               MULTIMANAGER       MULTIMANAGER         MULTIMANAGER
                                                              MID CAP VALUE*   MULTI-SECTOR BOND*   SMALL CAP GROWTH*
                                                             ---------------- -------------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $412,468,795       $619,464,381         $238,116,044
Receivable for The Trusts shares sold.......................             --                 --                   --
Receivable for policy-related transactions..................        643,073             49,941              141,156
                                                               ------------       ------------         ------------
  Total assets..............................................    413,111,868        619,514,322          238,257,200
                                                               ------------       ------------         ------------
LIABILITIES:
Payable for The Trusts shares purchased.....................        643,073             48,637              141,156
Payable for policy-related transactions.....................             --                 --                   --
                                                               ------------       ------------         ------------
  Total liabilities.........................................        643,073             48,637              141,156
                                                               ------------       ------------         ------------
NET ASSETS..................................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
NET ASSETS:
Accumulation Units..........................................    412,452,272        619,465,685          238,080,563
Retained by AXA Equitable in Separate Account No. 49........         16,523                 --               35,481
                                                               ------------       ------------         ------------
TOTAL NET ASSETS............................................   $412,468,795       $619,465,685         $238,116,044
                                                               ============       ============         ============
Investments in shares of The Trusts, at cost................   $351,763,994       $730,365,507         $203,187,266
The Trusts shares held
 Class A....................................................             --                 --                   --
 Class B....................................................     41,784,417        160,229,431           26,973,896
 Class 2....................................................             --                 --                   --


                                                                MULTIMANAGER     MULTIMANAGER    MUTUAL SHARES
                                                              SMALL CAP VALUE*    TECHNOLOGY*   SECURITIES FUND
                                                             ------------------ -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........    $463,522,136     $410,615,670     $1,561,872
Receivable for The Trusts shares sold.......................         116,238               --             --
Receivable for policy-related transactions..................              --          160,557          9,189
                                                                ------------     ------------     ----------
  Total assets..............................................     463,638,374      410,776,227      1,571,061
                                                                ------------     ------------     ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................              --          160,557          9,126
Payable for policy-related transactions.....................         112,828               --             --
                                                                ------------     ------------     ----------
  Total liabilities.........................................         112,828          160,557          9,126
                                                                ------------     ------------     ----------
NET ASSETS..................................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
NET ASSETS:
Accumulation Units..........................................     463,525,546      410,546,762      1,561,935
Retained by AXA Equitable in Separate Account No. 49........              --           68,908             --
                                                                ------------     ------------     ----------
TOTAL NET ASSETS............................................    $463,525,546     $410,615,670     $1,561,935
                                                                ============     ============     ==========
Investments in shares of The Trusts, at cost................    $519,020,153     $332,920,626     $1,483,822
The Trusts shares held
 Class A....................................................               8               --             --
 Class B....................................................      42,939,729       32,057,334             --
 Class 2....................................................              --               --         97,923

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                  PIMCO VARIABLE        PIMCO VARIABLE      PIMCO VARIABLE
                                                                  INSURANCE TRUST       INSURANCE TRUST    INSURANCE TRUST
                                                              COMMODITYREALRETURN(R)   EMERGING MARKETS      REAL RETURN
                                                                STRATEGY PORTFOLIO      BOND PORTFOLIO        PORTFOLIO
                                                             ------------------------ ------------------  -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $4,086,295            $5,237,956         $ 9,981,889
Receivable for The Trusts shares sold.......................                --                    --                  --
Receivable for policy-related transactions..................            10,326                13,978              76,695
                                                                    ----------            ----------         -----------
  Total assets..............................................         4,096,621             5,251,934          10,058,584
                                                                    ----------            ----------         -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................            10,326                13,978              76,686
Payable for policy-related transactions.....................                --                    --                  --
                                                                    ----------            ----------         -----------
  Total liabilities.........................................            10,326                13,978              76,686
                                                                    ----------            ----------         -----------
NET ASSETS..................................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
NET ASSETS:
Accumulation Units..........................................         4,086,258             5,237,882           9,981,898
Retained by AXA Equitable in Separate Account No. 49........                37                    74                  --
                                                                    ----------            ----------         -----------
TOTAL NET ASSETS............................................        $4,086,295            $5,237,956         $ 9,981,898
                                                                    ==========            ==========         ===========
Investments in shares of The Trusts, at cost................        $3,735,793            $5,250,695         $10,032,421
The Trusts shares held
 Advisor Class..............................................           451,026               386,851             759,657
 Common Shares..............................................                --                    --                  --


                                                             PIMCO VARIABLE
                                                             INSURANCE TRUST
                                                              TOTAL RETURN    PROFUND VP    PROFUND VP
                                                                PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                            ---------------- ------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value..........   $24,095,593     $431,501      $742,055
Receivable for The Trusts shares sold.......................            --           18            --
Receivable for policy-related transactions..................       114,118           --        12,960
                                                               -----------     --------      --------
  Total assets..............................................    24,209,711      431,519       755,015
                                                               -----------     --------      --------
LIABILITIES:
Payable for The Trusts shares purchased.....................       114,118           --        12,920
Payable for policy-related transactions.....................            --           18            --
                                                               -----------     --------      --------
  Total liabilities.........................................       114,118           18        12,920
                                                               -----------     --------      --------
NET ASSETS..................................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
NET ASSETS:
Accumulation Units..........................................    24,094,663      423,851       742,095
Retained by AXA Equitable in Separate Account No. 49........           930        7,650            --
                                                               -----------     --------      --------
TOTAL NET ASSETS............................................   $24,095,593     $431,501      $742,095
                                                               ===========     ========      ========
Investments in shares of The Trusts, at cost................   $24,762,266     $493,611      $714,284
The Trusts shares held
 Advisor Class..............................................     2,174,693
 Common Shares..............................................            --       21,183        32,447

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                               T. ROWE PRICE         TEMPLETON
                                                              HEALTH SCIENCES   DEVELOPING MARKETS
                                                                 PORTFOLIO        SECURITIES FUND
                                                             ----------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........     $1,827,153         $3,346,197
Receivable for The Trusts shares sold.......................             --                 --
Receivable for policy-related transactions..................         14,123             80,891
                                                                 ----------         ----------
  Total assets..............................................      1,841,276          3,427,088
                                                                 ----------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................         14,123             80,891
Payable for policy-related transactions.....................             --                 --
                                                                 ----------         ----------
  Total liabilities.........................................         14,123             80,891
                                                                 ----------         ----------
NET ASSETS..................................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
NET ASSETS:
Accumulation Units..........................................      1,827,122          3,345,227
Retained by AXA Equitable in Separate Account No. 49........             31                970
                                                                 ----------         ----------
TOTAL NET ASSETS............................................     $1,827,153         $3,346,197
                                                                 ==========         ==========
Investments in shares of The Trusts, at cost................     $1,654,156         $2,982,588
The Trusts shares held
 Class A....................................................             --                 --
 Class B....................................................             --                 --
 Class 2....................................................                           296,124
 Class II...................................................        125,664                 --


                                                              TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                               SECURITIES FUND    BOND SECURITIES FUND
                                                             ------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value..........      $2,837,675          $16,923,116
Receivable for The Trusts shares sold.......................              --                   --
Receivable for policy-related transactions..................           5,583               71,215
                                                                  ----------          -----------
  Total assets..............................................       2,843,258           16,994,331
                                                                  ----------          -----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           5,583               71,215
Payable for policy-related transactions.....................              --                   --
                                                                  ----------          -----------
  Total liabilities.........................................           5,583               71,215
                                                                  ----------          -----------
NET ASSETS..................................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
NET ASSETS:
Accumulation Units..........................................       2,837,615           16,914,085
Retained by AXA Equitable in Separate Account No. 49........              60                9,031
                                                                  ----------          -----------
TOTAL NET ASSETS............................................      $2,837,675          $16,923,116
                                                                  ==========          ===========
Investments in shares of The Trusts, at cost................      $2,572,777          $16,342,311
The Trusts shares held
 Class A....................................................              --                   --
 Class B....................................................              --                   --
 Class 2....................................................         198,578              868,297
 Class II...................................................              --                   --

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     VAN ECK VIP
                                                                TEMPLETON GROWTH     GLOBAL HARD
                                                                 SECURITIES FUND     ASSETS FUND
                                                               ------------------   ------------
ASSETS:
Investments in shares of The Trusts, at fair value..........        $619,402         $7,684,567
Receivable for The Trusts shares sold.......................              --                 --
Receivable for policy-related transactions..................           2,090             40,651
                                                                    --------         ----------
  Total assets..............................................         621,492          7,725,218
                                                                    --------         ----------
LIABILITIES:
Payable for The Trusts shares purchased.....................           2,064             40,559
Payable for policy-related transactions.....................              --                 --
                                                                    --------         ----------
  Total liabilities.........................................           2,064             40,559
                                                                    --------         ----------
NET ASSETS..................................................        $619,428         $7,684,659
                                                                    ========         ==========
NET ASSETS:
Accumulation Units..........................................         619,428          7,684,659
Retained by AXA Equitable in Separate Account No. 49........              --                 --
                                                                    --------         ----------
TOTAL NET ASSETS............................................        $619,428         $7,684,659
                                                                    ========         ==========
Investments in shares of The Trusts, at cost................        $573,054         $6,362,577
The Trusts shares held
 Class 2....................................................          56,258                 --
 Class S Shares.............................................              --            207,972

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010

The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.


                                                                                                                     UNITS
                                                                    CONTRACT                                      OUTSTANDING
                                                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                   ----------   ---------------   ------------   ------------
ALL ASSET ALLOCATION............................................       1.30%           A            $ 11.58             92
ALL ASSET ALLOCATION............................................       1.55%           A            $ 11.55             23
ALL ASSET ALLOCATION............................................       1.65%           A            $ 11.53             33
ALL ASSET ALLOCATION............................................       1.70%           A            $ 11.53              2

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.30%           B            $ 11.00             89
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.55%           B            $ 10.97              1
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.65%           B            $ 10.96             92
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO........       1.70%           B            $ 10.95              2

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.30%           B            $ 11.25             94
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.55%           B            $ 11.22             15
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.65%           B            $ 11.21             32
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO............       1.70%           B            $ 11.20              3

AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.30%        Class II        $ 11.05             14
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.55%        Class II        $ 11.02              5
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.65%        Class II        $ 11.01             15
AMERICAN CENTURY VP LARGE COMPANY VALUE.........................       1.70%        Class II        $ 11.00              1

AMERICAN CENTURY VP MID CAP VALUE...............................       1.30%        Class II        $ 12.34            104
AMERICAN CENTURY VP MID CAP VALUE...............................       1.55%        Class II        $ 12.30             24
AMERICAN CENTURY VP MID CAP VALUE...............................       1.65%        Class II        $ 12.29             80
AMERICAN CENTURY VP MID CAP VALUE...............................       1.70%        Class II        $ 12.28              8

AXA AGGRESSIVE ALLOCATION.......................................       1.30%           A            $ 11.45            499
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           A            $ 11.42            114
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           A            $ 11.40             61
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           A            $ 11.40             12
AXA AGGRESSIVE ALLOCATION.......................................       0.50%           B            $ 12.29             --
AXA AGGRESSIVE ALLOCATION.......................................       0.95%           B            $ 11.91             --
AXA AGGRESSIVE ALLOCATION.......................................       1.15%           B            $ 11.75            738
AXA AGGRESSIVE ALLOCATION.......................................       1.20%           B            $ 11.71          3,530
AXA AGGRESSIVE ALLOCATION.......................................       1.25%           B            $ 12.94         20,691
AXA AGGRESSIVE ALLOCATION.......................................       1.30%           B            $ 12.27         56,888
AXA AGGRESSIVE ALLOCATION.......................................       1.35%           B            $ 11.58          1,466
AXA AGGRESSIVE ALLOCATION.......................................       1.40%           B            $ 11.54          4,366
AXA AGGRESSIVE ALLOCATION.......................................       1.50%           B            $ 12.70         21,121
AXA AGGRESSIVE ALLOCATION.......................................       1.55%           B            $ 11.42         44,516
AXA AGGRESSIVE ALLOCATION.......................................       1.60%           B            $ 11.38          2,270
AXA AGGRESSIVE ALLOCATION.......................................       1.65%           B            $ 12.56         86,614
AXA AGGRESSIVE ALLOCATION.......................................       1.70%           B            $ 12.51          7,808
AXA AGGRESSIVE ALLOCATION.......................................       1.80%           B            $ 11.22              3
AXA AGGRESSIVE ALLOCATION.......................................       1.90%           B            $ 11.15             48

AXA BALANCED STRATEGY...........................................       1.30%           B            $ 10.96          8,343
AXA BALANCED STRATEGY...........................................       1.30%           B            $ 12.24         17,844
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 10.93          2,602
AXA BALANCED STRATEGY...........................................       1.55%           B            $ 12.19          5,024
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 10.92          4,076
AXA BALANCED STRATEGY...........................................       1.65%           B            $ 12.17          4,678
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 10.91            412
AXA BALANCED STRATEGY...........................................       1.70%           B            $ 12.16            256

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
AXA CONSERVATIVE ALLOCATION.............       0.50%           B            $ 12.16             --
AXA CONSERVATIVE ALLOCATION.............       0.95%           B            $ 11.79             --
AXA CONSERVATIVE ALLOCATION.............       1.15%           B            $ 11.63            486
AXA CONSERVATIVE ALLOCATION.............       1.20%           B            $ 11.59          4,403
AXA CONSERVATIVE ALLOCATION.............       1.25%           B            $ 12.11         13,360
AXA CONSERVATIVE ALLOCATION.............       1.30%           B            $ 12.06         27,081
AXA CONSERVATIVE ALLOCATION.............       1.35%           B            $ 11.47          2,720
AXA CONSERVATIVE ALLOCATION.............       1.40%           B            $ 11.43          8,345
AXA CONSERVATIVE ALLOCATION.............       1.50%           B            $ 11.89         20,382
AXA CONSERVATIVE ALLOCATION.............       1.55%           B            $ 11.31         25,752
AXA CONSERVATIVE ALLOCATION.............       1.60%           B            $ 11.27          3,607
AXA CONSERVATIVE ALLOCATION.............       1.65%           B            $ 11.75         54,990
AXA CONSERVATIVE ALLOCATION.............       1.70%           B            $ 11.71          6,707
AXA CONSERVATIVE ALLOCATION.............       1.80%           B            $ 11.11             11
AXA CONSERVATIVE ALLOCATION.............       1.90%           B            $ 11.03              5

AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 10.84          5,312
AXA CONSERVATIVE GROWTH STRATEGY........       1.30%           B            $ 12.01          8,028
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 10.80          2,069
AXA CONSERVATIVE GROWTH STRATEGY........       1.55%           B            $ 11.96          3,348
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 10.79          2,311
AXA CONSERVATIVE GROWTH STRATEGY........       1.65%           B            $ 11.94          3,039
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 10.79            250
AXA CONSERVATIVE GROWTH STRATEGY........       1.70%           B            $ 11.93            286

AXA CONSERVATIVE-PLUS ALLOCATION........       0.50%           B            $ 12.11             --
AXA CONSERVATIVE-PLUS ALLOCATION........       0.95%           B            $ 11.73             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.15%           B            $ 11.57            446
AXA CONSERVATIVE-PLUS ALLOCATION........       1.20%           B            $ 11.53          3,479
AXA CONSERVATIVE-PLUS ALLOCATION........       1.25%           B            $ 12.25         15,195
AXA CONSERVATIVE-PLUS ALLOCATION........       1.30%           B            $ 12.20         27,334
AXA CONSERVATIVE-PLUS ALLOCATION........       1.35%           B            $ 11.41          1,201
AXA CONSERVATIVE-PLUS ALLOCATION........       1.40%           B            $ 11.37          5,336
AXA CONSERVATIVE-PLUS ALLOCATION........       1.50%           B            $ 12.02         21,233
AXA CONSERVATIVE-PLUS ALLOCATION........       1.55%           B            $ 11.25         20,999
AXA CONSERVATIVE-PLUS ALLOCATION........       1.60%           B            $ 11.21          3,058
AXA CONSERVATIVE-PLUS ALLOCATION........       1.65%           B            $ 11.89         46,836
AXA CONSERVATIVE-PLUS ALLOCATION........       1.70%           B            $ 11.85          4,498
AXA CONSERVATIVE-PLUS ALLOCATION........       1.80%           B            $ 11.06             --
AXA CONSERVATIVE-PLUS ALLOCATION........       1.90%           B            $ 10.98             22

AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 10.57          2,755
AXA CONSERVATIVE STRATEGY...............       1.30%           B            $ 11.28          5,075
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 10.54          1,111
AXA CONSERVATIVE STRATEGY...............       1.55%           B            $ 11.23          1,855
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 10.53          1,484
AXA CONSERVATIVE STRATEGY...............       1.65%           B            $ 11.21          2,134
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 10.52            372
AXA CONSERVATIVE STRATEGY...............       1.70%           B            $ 11.20            357

AXA GROWTH STRATEGY.....................       1.30%           B            $ 11.20          1,053
AXA GROWTH STRATEGY.....................       1.30%           B            $ 12.97         22,971
AXA GROWTH STRATEGY.....................       1.55%           B            $ 11.17            546

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                         UNITS
                                        CONTRACT                                      OUTSTANDING
                                        CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                       ----------   ---------------   ------------   ------------
AXA GROWTH STRATEGY.................       1.55%           B            $ 12.91           8,601
AXA GROWTH STRATEGY.................       1.65%           B            $ 11.16             445
AXA GROWTH STRATEGY.................       1.65%           B            $ 12.89          10,299
AXA GROWTH STRATEGY.................       1.70%           B            $ 11.15              40
AXA GROWTH STRATEGY.................       1.70%           B            $ 12.88             529

AXA MODERATE ALLOCATION.............       1.30%           A            $ 10.98             759
AXA MODERATE ALLOCATION.............       1.55%           A            $ 10.95             237
AXA MODERATE ALLOCATION.............       1.65%           A            $ 10.94             268
AXA MODERATE ALLOCATION.............       1.70%           A            $ 10.93              41
AXA MODERATE ALLOCATION.............       0.50%           B            $ 60.28              --
AXA MODERATE ALLOCATION.............       0.95%           B            $ 53.83              27
AXA MODERATE ALLOCATION.............       1.15%           B            $ 51.18             418
AXA MODERATE ALLOCATION.............       1.20%           B            $ 50.54           3,855
AXA MODERATE ALLOCATION.............       1.25%           B            $ 12.50          62,771
AXA MODERATE ALLOCATION.............       1.30%           B            $ 12.39         126,015
AXA MODERATE ALLOCATION.............       1.35%           B            $ 48.66           1,183
AXA MODERATE ALLOCATION.............       1.40%           B            $ 48.05           6,683
AXA MODERATE ALLOCATION.............       1.50%           B            $ 12.27          81,234
AXA MODERATE ALLOCATION.............       1.55%           B            $ 46.26          22,543
AXA MODERATE ALLOCATION.............       1.60%           B            $ 45.68           2,933
AXA MODERATE ALLOCATION.............       1.65%           B            $ 12.14         182,689
AXA MODERATE ALLOCATION.............       1.70%           B            $ 44.54           4,434
AXA MODERATE ALLOCATION.............       1.80%           B            $ 43.42              37
AXA MODERATE ALLOCATION.............       1.90%           B            $ 42.33               3

AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 11.08          30,229
AXA MODERATE GROWTH STRATEGY........       1.30%           B            $ 12.83          29,673
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 11.05          10,414
AXA MODERATE GROWTH STRATEGY........       1.55%           B            $ 12.78          11,497
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 11.04          13,852
AXA MODERATE GROWTH STRATEGY........       1.65%           B            $ 12.76           9,421
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 11.03             792
AXA MODERATE GROWTH STRATEGY........       1.70%           B            $ 12.75             754

AXA MODERATE-PLUS ALLOCATION........       1.30%           A            $ 11.22             981
AXA MODERATE-PLUS ALLOCATION........       1.55%           A            $ 11.19             179
AXA MODERATE-PLUS ALLOCATION........       1.65%           A            $ 11.17             160
AXA MODERATE-PLUS ALLOCATION........       1.70%           A            $ 11.17              81
AXA MODERATE-PLUS ALLOCATION........       0.50%           B            $ 12.54              --
AXA MODERATE-PLUS ALLOCATION........       0.95%           B            $ 12.15               1
AXA MODERATE-PLUS ALLOCATION........       1.15%           B            $ 11.99           2,131
AXA MODERATE-PLUS ALLOCATION........       1.20%           B            $ 11.94          11,126
AXA MODERATE-PLUS ALLOCATION........       1.25%           B            $ 13.17          87,112
AXA MODERATE-PLUS ALLOCATION........       1.30%           B            $ 13.12         169,708
AXA MODERATE-PLUS ALLOCATION........       1.35%           B            $ 11.82           4,151
AXA MODERATE-PLUS ALLOCATION........       1.40%           B            $ 11.78          18,400
AXA MODERATE-PLUS ALLOCATION........       1.50%           B            $ 12.93          94,211
AXA MODERATE-PLUS ALLOCATION........       1.55%           B            $ 11.66         139,811
AXA MODERATE-PLUS ALLOCATION........       1.60%           B            $ 11.62           7,603
AXA MODERATE-PLUS ALLOCATION........       1.65%           B            $ 12.79         306,839
AXA MODERATE-PLUS ALLOCATION........       1.70%           B            $ 12.74          24,916

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
AXA MODERATE-PLUS ALLOCATION.................       1.80%           B            $ 11.45             57
AXA MODERATE-PLUS ALLOCATION.................       1.90%           B            $ 11.37              1

AXA TACTICAL MANAGER 2000....................       1.30%           B            $ 13.09            969
AXA TACTICAL MANAGER 2000....................       1.55%           B            $ 13.05            394
AXA TACTICAL MANAGER 2000....................       1.65%           B            $ 13.04            516
AXA TACTICAL MANAGER 2000....................       1.70%           B            $ 13.03             26

AXA TACTICAL MANAGER 400.....................       1.30%           B            $ 12.68            892
AXA TACTICAL MANAGER 400.....................       1.55%           B            $ 12.64            369
AXA TACTICAL MANAGER 400.....................       1.65%           B            $ 12.63            497
AXA TACTICAL MANAGER 400.....................       1.70%           B            $ 12.62             17

AXA TACTICAL MANAGER 500.....................       1.30%           B            $ 11.34          2,190
AXA TACTICAL MANAGER 500.....................       1.55%           B            $ 11.30            982
AXA TACTICAL MANAGER 500.....................       1.65%           B            $ 11.29          1,310
AXA TACTICAL MANAGER 500.....................       1.70%           B            $ 11.29             60

AXA TACTICAL MANAGER INTERNATIONAL...........       1.30%           B            $ 10.33          2,034
AXA TACTICAL MANAGER INTERNATIONAL...........       1.55%           B            $ 10.30            892
AXA TACTICAL MANAGER INTERNATIONAL...........       1.65%           B            $ 10.29          1,150
AXA TACTICAL MANAGER INTERNATIONAL...........       1.70%           B            $ 10.28             57

BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.30%       Class III        $ 10.98            983
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.55%       Class III        $ 10.95            181
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.65%       Class III        $ 10.93            526
BLACKROCK GLOBAL ALLOCATION V.I. FUND........       1.70%       Class III        $ 10.93            141

BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.30%       Class III        $ 11.67            101
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.55%       Class III        $ 11.63             26
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.65%       Class III        $ 11.62             29
BLACKROCK LARGE CAP GROWTH V.I. FUND.........       1.70%       Class III        $ 11.61              2

EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           A            $ 10.41             64
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           A            $ 10.38             18
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           A            $ 10.37             16
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           A            $ 10.36              4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.50%           B            $ 14.70             --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       0.95%           B            $ 13.69              1
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.20%           B            $ 13.16          3,362
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.25%           B            $ 12.71          6,646
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.30%           B            $ 12.61          7,476
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.35%           B            $ 12.84          1,145
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.40%           B            $ 12.74          5,175
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.50%           B            $ 12.48          8,676
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.55%           B            $ 12.44          6,247
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.60%           B            $ 12.34          1,918
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.65%           B            $ 12.34         10,663
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.70%           B            $ 12.15          1,511
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.80%           B            $ 11.95             31
EQ/ALLIANCEBERNSTEIN INTERNATIONAL...........       1.90%           B            $ 11.76              4

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           A            $ 14.14             77
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           A            $ 14.10             40
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           A            $ 14.09             38

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           A            $ 14.08             13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.50%           B            $ 22.59             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       0.95%           B            $ 21.23             12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.20%           B            $ 20.51          1,894
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.25%           B            $ 15.95          3,010
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.30%           B            $ 15.84          3,127
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.35%           B            $ 20.09          1,663
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.40%           B            $ 19.95          3,115
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.50%           B            $ 15.66          4,698
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.55%           B            $ 19.54          2,770
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.60%           B            $ 19.41          1,416
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.65%           B            $ 15.48          4,251
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.70%           B            $ 19.14            455
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.80%           B            $ 18.87              6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH........       1.90%           B            $ 18.61              2

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           A            $ 13.00             48
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           A            $ 12.96             16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           A            $ 12.95             32
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           A            $ 12.94             13
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.50%           B            $ 10.31             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       0.95%           B            $ 10.11             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.20%           B            $ 10.00            323
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.25%           B            $  9.98            729
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.30%           B            $  9.96          3,834
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.35%           B            $  9.94             88
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.40%           B            $  9.91            406
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.50%           B            $  9.87            757
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.55%           B            $  9.85          2,403
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.60%           B            $  9.83            137
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.65%           B            $  9.81          4,425
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.70%           B            $  9.79            382
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.80%           B            $  9.74             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.........       1.90%           B            $  9.70              1

EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           A            $ 11.51            656
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           A            $ 11.48            135
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           A            $ 11.47            260
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           A            $ 11.46             19
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.50%           B            $ 24.18             --
EQ/BLACKROCK BASIC VALUE EQUITY..............       0.95%           B            $ 22.73              3
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.20%           B            $ 21.96          3,324
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.25%           B            $ 12.94          7,572
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.30%           B            $ 12.85          8,518
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.35%           B            $ 21.50          1,428
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.40%           B            $ 21.36          5,055
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.50%           B            $ 12.70         10,187
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.55%           B            $ 20.92          5,037
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.60%           B            $ 20.77          1,898
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.65%           B            $ 12.56         10,750
EQ/BLACKROCK BASIC VALUE EQUITY..............       1.70%           B            $ 20.49            954

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.80%           B            $ 20.20             17
EQ/BLACKROCK BASIC VALUE EQUITY.........       1.90%           B            $ 19.92              3

EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           A            $ 10.41            154
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           A            $ 10.39             45
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           A            $ 10.37             57
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           A            $ 10.37             35
EQ/BLACKROCK INTERNATIONAL VALUE........       0.50%           B            $ 21.16             --
EQ/BLACKROCK INTERNATIONAL VALUE........       0.95%           B            $ 19.89             11
EQ/BLACKROCK INTERNATIONAL VALUE........       1.20%           B            $ 19.21          2,817
EQ/BLACKROCK INTERNATIONAL VALUE........       1.25%           B            $ 14.96          5,498
EQ/BLACKROCK INTERNATIONAL VALUE........       1.30%           B            $ 14.85          4,897
EQ/BLACKROCK INTERNATIONAL VALUE........       1.35%           B            $ 18.82          3,272
EQ/BLACKROCK INTERNATIONAL VALUE........       1.40%           B            $ 18.69          3,595
EQ/BLACKROCK INTERNATIONAL VALUE........       1.50%           B            $ 14.68          7,573
EQ/BLACKROCK INTERNATIONAL VALUE........       1.55%           B            $ 18.30          5,532
EQ/BLACKROCK INTERNATIONAL VALUE........       1.60%           B            $ 18.18          1,956
EQ/BLACKROCK INTERNATIONAL VALUE........       1.65%           B            $ 14.52          9,253
EQ/BLACKROCK INTERNATIONAL VALUE........       1.70%           B            $ 17.93            914
EQ/BLACKROCK INTERNATIONAL VALUE........       1.80%           B            $ 17.68             36
EQ/BLACKROCK INTERNATIONAL VALUE........       1.90%           B            $ 17.44              6

EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           A            $ 11.62             58
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           A            $ 11.59             12
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           A            $ 11.57              5
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           A            $ 11.57              2
EQ/BOSTON ADVISORS EQUITY INCOME........       0.50%           B            $  6.45             --
EQ/BOSTON ADVISORS EQUITY INCOME........       0.95%           B            $  6.11             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.20%           B            $  5.92          1,394
EQ/BOSTON ADVISORS EQUITY INCOME........       1.25%           B            $  5.89          4,784
EQ/BOSTON ADVISORS EQUITY INCOME........       1.30%           B            $  2.38         13,840
EQ/BOSTON ADVISORS EQUITY INCOME........       1.35%           B            $  5.82            325
EQ/BOSTON ADVISORS EQUITY INCOME........       1.40%           B            $  5.78          2,064
EQ/BOSTON ADVISORS EQUITY INCOME........       1.50%           B            $  5.71          8,126
EQ/BOSTON ADVISORS EQUITY INCOME........       1.55%           B            $  5.68          6,127
EQ/BOSTON ADVISORS EQUITY INCOME........       1.60%           B            $  5.64            519
EQ/BOSTON ADVISORS EQUITY INCOME........       1.65%           B            $  5.61          7,596
EQ/BOSTON ADVISORS EQUITY INCOME........       1.70%           B            $  5.57            806
EQ/BOSTON ADVISORS EQUITY INCOME........       1.80%           B            $  5.50             --
EQ/BOSTON ADVISORS EQUITY INCOME........       1.90%           B            $  5.44             24

EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.50%           B            $  8.54             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       0.95%           B            $  8.11             --
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.20%           B            $  7.88            388
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.25%           B            $ 10.31            714
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.30%           B            $ 10.25            731
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.35%           B            $  7.74             91
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.40%           B            $  7.70            585
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.50%           B            $ 10.12            751
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.55%           B            $  7.57            620
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.60%           B            $  7.52            169
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.65%           B            $ 10.01            922
EQ/CALVERT SOCIALLY RESPONSIBLE.........       1.70%           B            $  7.44            129

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.80%           B           $   7.35              1
EQ/CALVERT SOCIALLY RESPONSIBLE........       1.90%           B           $   7.27             --

EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           A           $  11.63             28
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           A           $  11.60              3
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           A           $  11.59             29
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           A           $  11.58             15
EQ/CAPITAL GUARDIAN GROWTH.............       0.50%           B           $  13.23             --
EQ/CAPITAL GUARDIAN GROWTH.............       0.95%           B           $  12.43              2
EQ/CAPITAL GUARDIAN GROWTH.............       1.20%           B           $  12.01          1,381
EQ/CAPITAL GUARDIAN GROWTH.............       1.25%           B           $  10.77          3,147
EQ/CAPITAL GUARDIAN GROWTH.............       1.30%           B           $  10.69          3,822
EQ/CAPITAL GUARDIAN GROWTH.............       1.35%           B           $  11.76          3,348
EQ/CAPITAL GUARDIAN GROWTH.............       1.40%           B           $  11.68          1,673
EQ/CAPITAL GUARDIAN GROWTH.............       1.50%           B           $  10.57          2,436
EQ/CAPITAL GUARDIAN GROWTH.............       1.55%           B           $  11.44          2,778
EQ/CAPITAL GUARDIAN GROWTH.............       1.60%           B           $  11.36          1,342
EQ/CAPITAL GUARDIAN GROWTH.............       1.65%           B           $  10.45          9,619
EQ/CAPITAL GUARDIAN GROWTH.............       1.70%           B           $  11.21          1,267
EQ/CAPITAL GUARDIAN GROWTH.............       1.80%           B           $  11.05              9
EQ/CAPITAL GUARDIAN GROWTH.............       1.90%           B           $  10.90              7

EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           A           $  11.94             19
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           A           $  11.90              3
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           A           $  11.89             28
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           A           $  11.88             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.50%           B           $  12.78             --
EQ/CAPITAL GUARDIAN RESEARCH...........       0.95%           B           $  12.12             50
EQ/CAPITAL GUARDIAN RESEARCH...........       1.20%           B           $  11.77          9,703
EQ/CAPITAL GUARDIAN RESEARCH...........       1.25%           B           $  12.09          9,210
EQ/CAPITAL GUARDIAN RESEARCH...........       1.30%           B           $  12.02          3,105
EQ/CAPITAL GUARDIAN RESEARCH...........       1.35%           B           $  11.56          7,037
EQ/CAPITAL GUARDIAN RESEARCH...........       1.40%           B           $  11.49         10,701
EQ/CAPITAL GUARDIAN RESEARCH...........       1.50%           B           $  11.87          7,603
EQ/CAPITAL GUARDIAN RESEARCH...........       1.55%           B           $  11.29          5,007
EQ/CAPITAL GUARDIAN RESEARCH...........       1.60%           B           $  11.22          9,874
EQ/CAPITAL GUARDIAN RESEARCH...........       1.65%           B           $  11.74         13,284
EQ/CAPITAL GUARDIAN RESEARCH...........       1.70%           B           $  11.09          2,012
EQ/CAPITAL GUARDIAN RESEARCH...........       1.80%           B           $  10.96             69
EQ/CAPITAL GUARDIAN RESEARCH...........       1.90%           B           $  10.83             11

EQ/COMMON STOCK INDEX..................       1.30%           A           $  11.84             60
EQ/COMMON STOCK INDEX..................       1.55%           A           $  11.80             26
EQ/COMMON STOCK INDEX..................       1.65%           A           $  11.79              7
EQ/COMMON STOCK INDEX..................       1.70%           A           $  11.78             --
EQ/COMMON STOCK INDEX..................       0.50%           B           $ 295.18             --
EQ/COMMON STOCK INDEX..................       0.95%           B           $ 251.98              1
EQ/COMMON STOCK INDEX..................       1.20%           B           $ 230.69            264
EQ/COMMON STOCK INDEX..................       1.25%           B           $  11.41          8,347
EQ/COMMON STOCK INDEX..................       1.30%           B           $  11.20          6,298
EQ/COMMON STOCK INDEX..................       1.35%           B           $ 218.78            428
EQ/COMMON STOCK INDEX..................       1.40%           B           $ 214.93            419
EQ/COMMON STOCK INDEX..................       1.50%           B           $  11.20         14,130

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/COMMON STOCK INDEX............       1.55%           B            $ 203.81           467
EQ/COMMON STOCK INDEX............       1.60%           B            $ 200.24           228
EQ/COMMON STOCK INDEX............       1.65%           B            $  11.08         7,497
EQ/COMMON STOCK INDEX............       1.70%           B            $ 193.27            55
EQ/COMMON STOCK INDEX............       1.80%           B            $ 186.51             1
EQ/COMMON STOCK INDEX............       1.90%           B            $ 180.00             1

EQ/CORE BOND INDEX...............       0.50%           B            $  15.47            --
EQ/CORE BOND INDEX...............       0.65%           B            $   9.84            --
EQ/CORE BOND INDEX...............       0.95%           B            $  14.59            12
EQ/CORE BOND INDEX...............       1.20%           B            $  14.12         6,327
EQ/CORE BOND INDEX...............       1.25%           B            $   9.82            13
EQ/CORE BOND INDEX...............       1.25%           B            $  10.56        10,953
EQ/CORE BOND INDEX...............       1.30%           B            $  10.35         4,192
EQ/CORE BOND INDEX...............       1.30%           B            $  10.49        10,201
EQ/CORE BOND INDEX...............       1.35%           B            $  13.84         3,265
EQ/CORE BOND INDEX...............       1.40%           B            $  13.75         9,351
EQ/CORE BOND INDEX...............       1.50%           B            $  10.36        13,695
EQ/CORE BOND INDEX...............       1.55%           B            $  10.32         1,871
EQ/CORE BOND INDEX...............       1.55%           B            $  13.48         9,069
EQ/CORE BOND INDEX...............       1.60%           B            $  13.39         6,087
EQ/CORE BOND INDEX...............       1.65%           B            $  10.25        15,758
EQ/CORE BOND INDEX...............       1.65%           B            $  10.31         2,453
EQ/CORE BOND INDEX...............       1.70%           B            $  10.30           143
EQ/CORE BOND INDEX...............       1.70%           B            $  13.22         1,424
EQ/CORE BOND INDEX...............       1.80%           B            $  13.04            96
EQ/CORE BOND INDEX...............       1.90%           B            $  12.87            13

EQ/DAVIS NEW YORK VENTURE........       1.30%           A            $  11.37           191
EQ/DAVIS NEW YORK VENTURE........       1.55%           A            $  11.33            34
EQ/DAVIS NEW YORK VENTURE........       1.65%           A            $  11.32           116
EQ/DAVIS NEW YORK VENTURE........       1.70%           A            $  11.31             7
EQ/DAVIS NEW YORK VENTURE........       0.50%           B            $   9.97            --
EQ/DAVIS NEW YORK VENTURE........       0.95%           B            $   9.78            --
EQ/DAVIS NEW YORK VENTURE........       1.20%           B            $   9.67         1,155
EQ/DAVIS NEW YORK VENTURE........       1.25%           B            $   9.65         2,746
EQ/DAVIS NEW YORK VENTURE........       1.30%           B            $   9.63         8,228
EQ/DAVIS NEW YORK VENTURE........       1.35%           B            $   9.61           367
EQ/DAVIS NEW YORK VENTURE........       1.40%           B            $   9.59         1,621
EQ/DAVIS NEW YORK VENTURE........       1.50%           B            $   9.54         3,272
EQ/DAVIS NEW YORK VENTURE........       1.55%           B            $   9.52         5,553
EQ/DAVIS NEW YORK VENTURE........       1.60%           B            $   9.50           787
EQ/DAVIS NEW YORK VENTURE........       1.65%           B            $   9.48        12,024
EQ/DAVIS NEW YORK VENTURE........       1.70%           B            $   9.46         1,664
EQ/DAVIS NEW YORK VENTURE........       1.80%           B            $   9.42            --
EQ/DAVIS NEW YORK VENTURE........       1.90%           B            $   9.38             3

EQ/EQUITY 500 INDEX..............       1.30%           A            $  11.61           236
EQ/EQUITY 500 INDEX..............       1.55%           A            $  11.58            55
EQ/EQUITY 500 INDEX..............       1.65%           A            $  11.57           151
EQ/EQUITY 500 INDEX..............       1.70%           A            $  11.56            59
EQ/EQUITY 500 INDEX..............       0.50%           B            $  31.06            --
EQ/EQUITY 500 INDEX..............       0.65%           B            $  11.04            --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/EQUITY 500 INDEX.....................       0.95%           B            $ 28.78              4
EQ/EQUITY 500 INDEX.....................       1.20%           B            $ 27.58          4,445
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 11.02              5
EQ/EQUITY 500 INDEX.....................       1.25%           B            $ 12.38          9,596
EQ/EQUITY 500 INDEX.....................       1.30%           B            $ 12.27          9,058
EQ/EQUITY 500 INDEX.....................       1.35%           B            $ 26.88          2,893
EQ/EQUITY 500 INDEX.....................       1.40%           B            $ 26.65          6,702
EQ/EQUITY 500 INDEX.....................       1.50%           B            $ 12.15         13,401
EQ/EQUITY 500 INDEX.....................       1.55%           B            $ 25.98          5,014
EQ/EQUITY 500 INDEX.....................       1.60%           B            $ 25.76          4,010
EQ/EQUITY 500 INDEX.....................       1.65%           B            $ 12.01         17,472
EQ/EQUITY 500 INDEX.....................       1.70%           B            $ 25.32          1,278
EQ/EQUITY 500 INDEX.....................       1.80%           B            $ 24.89             90
EQ/EQUITY 500 INDEX.....................       1.90%           B            $ 24.47              7

EQ/EQUITY GROWTH PLUS...................       0.50%           B            $ 16.92             --
EQ/EQUITY GROWTH PLUS...................       0.95%           B            $ 16.21              6
EQ/EQUITY GROWTH PLUS...................       1.20%           B            $ 15.84          6,973
EQ/EQUITY GROWTH PLUS...................       1.25%           B            $ 13.01         12,490
EQ/EQUITY GROWTH PLUS...................       1.30%           B            $ 12.94         10,227
EQ/EQUITY GROWTH PLUS...................       1.35%           B            $ 15.61            952
EQ/EQUITY GROWTH PLUS...................       1.40%           B            $ 15.54         10,551
EQ/EQUITY GROWTH PLUS...................       1.50%           B            $ 12.77         16,373
EQ/EQUITY GROWTH PLUS...................       1.55%           B            $ 15.32          7,854
EQ/EQUITY GROWTH PLUS...................       1.60%           B            $ 15.25          4,248
EQ/EQUITY GROWTH PLUS...................       1.65%           B            $ 12.63         21,844
EQ/EQUITY GROWTH PLUS...................       1.70%           B            $ 15.10          2,210
EQ/EQUITY GROWTH PLUS...................       1.80%           B            $ 14.96             37
EQ/EQUITY GROWTH PLUS...................       1.90%           B            $ 14.82              3

EQ/FRANKLIN CORE BALANCED...............       1.30%           A            $ 11.33             45
EQ/FRANKLIN CORE BALANCED...............       1.55%           A            $ 11.30              2
EQ/FRANKLIN CORE BALANCED...............       1.65%           A            $ 11.29             13
EQ/FRANKLIN CORE BALANCED...............       1.70%           A            $ 11.28              2
EQ/FRANKLIN CORE BALANCED...............       0.50%           B            $ 10.36             --
EQ/FRANKLIN CORE BALANCED...............       0.95%           B            $ 10.16             15
EQ/FRANKLIN CORE BALANCED...............       1.20%           B            $ 10.05          1,752
EQ/FRANKLIN CORE BALANCED...............       1.25%           B            $ 10.03          4,636
EQ/FRANKLIN CORE BALANCED...............       1.30%           B            $ 10.01          9,074
EQ/FRANKLIN CORE BALANCED...............       1.35%           B            $  9.99            457
EQ/FRANKLIN CORE BALANCED...............       1.40%           B            $  9.96          2,851
EQ/FRANKLIN CORE BALANCED...............       1.50%           B            $  9.92          5,736
EQ/FRANKLIN CORE BALANCED...............       1.55%           B            $  9.90          7,472
EQ/FRANKLIN CORE BALANCED...............       1.60%           B            $  9.88          1,118
EQ/FRANKLIN CORE BALANCED...............       1.65%           B            $  9.86         20,186
EQ/FRANKLIN CORE BALANCED...............       1.70%           B            $  9.83          1,643
EQ/FRANKLIN CORE BALANCED...............       1.80%           B            $  9.79             11
EQ/FRANKLIN CORE BALANCED...............       1.90%           B            $  9.75             --

EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           A            $ 11.17             21
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           A            $ 11.14              5
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           A            $ 11.13             14
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           A            $ 11.12             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.50%           B            $  8.43             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       0.95%           B            $  8.30             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.15%           B            $  8.24            679
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.20%           B            $  8.22          1,052
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.25%           B            $  8.21          3,654
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.30%           B            $  8.19         51,107
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.35%           B            $  8.18            548
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.40%           B            $  8.16          1,917
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.50%           B            $  8.13          4,993
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.55%           B            $  8.12         27,864
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.60%           B            $  8.10          1,012
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.65%           B            $  8.09         72,176
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.70%           B            $  8.07          4,481
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.80%           B            $  8.04             --
EQ/FRANKLIN TEMPLETON ALLOCATION........       1.90%           B            $  8.01              1

EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           A            $ 11.05             88
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           A            $ 11.01             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           A            $ 11.00             35
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           A            $ 10.99             20
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.50%           B            $ 13.17             --
EQ/GAMCO MERGERS & ACQUISITIONS.........       0.95%           B            $ 12.84              5
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.20%           B            $ 12.66            480
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.25%           B            $ 12.62          1,652
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.30%           B            $ 12.36          2,379
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.35%           B            $ 12.55            167
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.40%           B            $ 12.51          1,051
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.50%           B            $ 12.44          2,530
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.55%           B            $ 12.40          2,245
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.60%           B            $ 12.37            216
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.65%           B            $ 12.33          3,441
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.70%           B            $ 12.30            286
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.80%           B            $ 12.23              3
EQ/GAMCO MERGERS & ACQUISITIONS.........       1.90%           B            $ 12.16             --

EQ/GAMCO SMALL COMPANY VALUE............       1.30%           A            $ 13.89            693
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           A            $ 13.85            215
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           A            $ 13.84            284
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           A            $ 13.83             43
EQ/GAMCO SMALL COMPANY VALUE............       0.50%           B            $ 44.89             --
EQ/GAMCO SMALL COMPANY VALUE............       0.95%           B            $ 40.55             --
EQ/GAMCO SMALL COMPANY VALUE............       1.20%           B            $ 38.31            930
EQ/GAMCO SMALL COMPANY VALUE............       1.25%           B            $ 37.88          2,564
EQ/GAMCO SMALL COMPANY VALUE............       1.30%           B            $ 58.08          2,518
EQ/GAMCO SMALL COMPANY VALUE............       1.35%           B            $ 37.03            289
EQ/GAMCO SMALL COMPANY VALUE............       1.40%           B            $ 36.61          1,860
EQ/GAMCO SMALL COMPANY VALUE............       1.50%           B            $ 35.79          4,184
EQ/GAMCO SMALL COMPANY VALUE............       1.55%           B            $ 35.38          4,112
EQ/GAMCO SMALL COMPANY VALUE............       1.60%           B            $ 34.98            380
EQ/GAMCO SMALL COMPANY VALUE............       1.65%           B            $ 34.59          4,778
EQ/GAMCO SMALL COMPANY VALUE............       1.70%           B            $ 34.20            678
EQ/GAMCO SMALL COMPANY VALUE............       1.80%           B            $ 33.42              2

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/GAMCO SMALL COMPANY VALUE.................       1.90%           B            $ 32.67              7

EQ/GLOBAL BOND PLUS..........................       1.30%           A            $ 10.36             73
EQ/GLOBAL BOND PLUS..........................       1.55%           A            $ 10.33             27
EQ/GLOBAL BOND PLUS..........................       1.65%           A            $ 10.32             34
EQ/GLOBAL BOND PLUS..........................       1.70%           A            $ 10.31              6
EQ/GLOBAL BOND PLUS..........................       0.50%           B            $ 12.43             --
EQ/GLOBAL BOND PLUS..........................       0.95%           B            $ 12.14             --
EQ/GLOBAL BOND PLUS..........................       1.20%           B            $ 11.98          1,532
EQ/GLOBAL BOND PLUS..........................       1.25%           B            $ 11.95          3,729
EQ/GLOBAL BOND PLUS..........................       1.30%           B            $ 11.92          5,692
EQ/GLOBAL BOND PLUS..........................       1.35%           B            $ 11.97            523
EQ/GLOBAL BOND PLUS..........................       1.40%           B            $ 11.85          3,110
EQ/GLOBAL BOND PLUS..........................       1.50%           B            $ 11.79          6,648
EQ/GLOBAL BOND PLUS..........................       1.55%           B            $ 11.76          5,515
EQ/GLOBAL BOND PLUS..........................       1.60%           B            $ 11.73          1,209
EQ/GLOBAL BOND PLUS..........................       1.65%           B            $ 11.70         10,881
EQ/GLOBAL BOND PLUS..........................       1.70%           B            $ 11.67          1,235
EQ/GLOBAL BOND PLUS..........................       1.80%           B            $ 11.60             --
EQ/GLOBAL BOND PLUS..........................       1.90%           B            $ 11.54              3

EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           A            $ 11.20            112
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           A            $ 11.17             29
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           A            $ 11.16             32
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           A            $ 11.15              1
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.50%           B            $ 20.28             --
EQ/GLOBAL MULTI-SECTOR EQUITY................       0.95%           B            $ 19.09             26
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.20%           B            $ 18.45          2,647
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.25%           B            $ 24.01          5,415
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.30%           B            $ 23.84          6,593
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.35%           B            $ 18.08          1,401
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.40%           B            $ 17.96          5,762
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.50%           B            $ 23.57          9,304
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.55%           B            $ 17.60          8,828
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.60%           B            $ 17.48          1,972
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.65%           B            $ 23.30         10,073
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.70%           B            $ 17.25          1,440
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.80%           B            $ 17.01             22
EQ/GLOBAL MULTI-SECTOR EQUITY................       1.90%           B            $ 16.78              3

EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.50%           B            $ 23.97             --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       0.95%           B            $ 21.91              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.20%           B            $ 20.85          1,698
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.25%           B            $ 11.10          2,180
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.17          2,244
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.30%           B            $ 10.99          4,344
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.35%           B            $ 20.23            416
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.40%           B            $ 20.03          2,751
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.50%           B            $ 10.90          2,985
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 10.15            780
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.55%           B            $ 19.44          2,228
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.60%           B            $ 19.24          1,196
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.13          1,189

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                  UNITS
                                                 CONTRACT                                      OUTSTANDING
                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ---------------   ------------   ------------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.65%           B            $ 10.78          5,599
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 10.13             81
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.70%           B            $ 18.86            948
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.80%           B            $ 18.48              1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........       1.90%           B            $ 18.12              1

EQ/INTERNATIONAL CORE PLUS...................       1.30%           A            $ 10.88            109
EQ/INTERNATIONAL CORE PLUS...................       1.55%           A            $ 10.85             19
EQ/INTERNATIONAL CORE PLUS...................       1.65%           A            $ 10.84             61
EQ/INTERNATIONAL CORE PLUS...................       1.70%           A            $ 10.83             --
EQ/INTERNATIONAL CORE PLUS...................       0.50%           B            $ 14.28             --
EQ/INTERNATIONAL CORE PLUS...................       0.95%           B            $ 13.54             28
EQ/INTERNATIONAL CORE PLUS...................       1.20%           B            $ 13.15          4,597
EQ/INTERNATIONAL CORE PLUS...................       1.25%           B            $ 15.27          6,638
EQ/INTERNATIONAL CORE PLUS...................       1.30%           B            $ 15.18          5,762
EQ/INTERNATIONAL CORE PLUS...................       1.35%           B            $ 12.92          1,473
EQ/INTERNATIONAL CORE PLUS...................       1.40%           B            $ 12.84          5,774
EQ/INTERNATIONAL CORE PLUS...................       1.50%           B            $ 14.99          6,583
EQ/INTERNATIONAL CORE PLUS...................       1.55%           B            $ 12.62          6,351
EQ/INTERNATIONAL CORE PLUS...................       1.60%           B            $ 12.54          4,538
EQ/INTERNATIONAL CORE PLUS...................       1.65%           B            $ 14.82         12,040
EQ/INTERNATIONAL CORE PLUS...................       1.70%           B            $ 12.39          2,230
EQ/INTERNATIONAL CORE PLUS...................       1.80%           B            $ 12.25             20
EQ/INTERNATIONAL CORE PLUS...................       1.90%           B            $ 12.10              3

EQ/INTERNATIONAL ETF.........................       1.30%           A            $ 10.63             81
EQ/INTERNATIONAL ETF.........................       1.55%           A            $ 10.60             19
EQ/INTERNATIONAL ETF.........................       1.65%           A            $ 10.59             20
EQ/INTERNATIONAL ETF.........................       1.70%           A            $ 10.58              5

EQ/INTERNATIONAL GROWTH......................       1.30%           A            $ 11.58             83
EQ/INTERNATIONAL GROWTH......................       1.55%           A            $ 11.55             20
EQ/INTERNATIONAL GROWTH......................       1.65%           A            $ 11.53             18
EQ/INTERNATIONAL GROWTH......................       1.70%           A            $ 11.53              5
EQ/INTERNATIONAL GROWTH......................       0.50%           B            $ 15.51             --
EQ/INTERNATIONAL GROWTH......................       0.95%           B            $ 15.12             --
EQ/INTERNATIONAL GROWTH......................       1.20%           B            $ 14.90          1,054
EQ/INTERNATIONAL GROWTH......................       1.25%           B            $ 14.86          2,305
EQ/INTERNATIONAL GROWTH......................       1.30%           B            $  6.58          8,917
EQ/INTERNATIONAL GROWTH......................       1.35%           B            $ 14.78            212
EQ/INTERNATIONAL GROWTH......................       1.40%           B            $ 14.73          1,844
EQ/INTERNATIONAL GROWTH......................       1.50%           B            $ 14.65          3,315
EQ/INTERNATIONAL GROWTH......................       1.55%           B            $ 14.61          3,917
EQ/INTERNATIONAL GROWTH......................       1.60%           B            $ 14.57            648
EQ/INTERNATIONAL GROWTH......................       1.65%           B            $ 14.52          7,236
EQ/INTERNATIONAL GROWTH......................       1.70%           B            $ 14.48          1,214
EQ/INTERNATIONAL GROWTH......................       1.80%           B            $ 14.40              5
EQ/INTERNATIONAL GROWTH......................       1.90%           B            $ 14.32             --

EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.30%           A            $ 11.41            114
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.55%           A            $ 11.37             23
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.65%           A            $ 11.36             15
EQ/JPMORGAN VALUE OPPORTUNITIES..............       1.70%           A            $ 11.35             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                            UNITS
                                           CONTRACT                                      OUTSTANDING
                                           CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                          ----------   ---------------   ------------   ------------
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.50%           B            $ 15.13             --
EQ/JPMORGAN VALUE OPPORTUNITIES........       0.95%           B            $ 14.22              3
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.20%           B            $ 13.74          1,724
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.25%           B            $ 12.33          1,337
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.30%           B            $ 12.24          1,627
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.35%           B            $ 13.45          5,077
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.40%           B            $ 13.36          2,558
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.50%           B            $ 12.10          1,612
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.55%           B            $ 13.09          2,986
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.60%           B            $ 13.00          1,965
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.65%           B            $ 11.97          2,399
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.70%           B            $ 12.82            256
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.80%           B            $ 12.64             41
EQ/JPMORGAN VALUE OPPORTUNITIES........       1.90%           B            $ 12.47             11

EQ/LARGE CAP CORE PLUS.................       0.50%           B            $ 10.43             --
EQ/LARGE CAP CORE PLUS.................       0.95%           B            $  9.88              3
EQ/LARGE CAP CORE PLUS.................       1.20%           B            $  9.58          1,909
EQ/LARGE CAP CORE PLUS.................       1.25%           B            $ 12.27            867
EQ/LARGE CAP CORE PLUS.................       1.30%           B            $ 12.20            636
EQ/LARGE CAP CORE PLUS.................       1.35%           B            $  9.41          1,380
EQ/LARGE CAP CORE PLUS.................       1.40%           B            $  9.35          2,433
EQ/LARGE CAP CORE PLUS.................       1.50%           B            $ 12.05          1,081
EQ/LARGE CAP CORE PLUS.................       1.55%           B            $  9.18          2,525
EQ/LARGE CAP CORE PLUS.................       1.60%           B            $  9.13          2,981
EQ/LARGE CAP CORE PLUS.................       1.65%           B            $ 11.92          1,657
EQ/LARGE CAP CORE PLUS.................       1.70%           B            $  9.02            330
EQ/LARGE CAP CORE PLUS.................       1.80%           B            $  8.91             24
EQ/LARGE CAP CORE PLUS.................       1.90%           B            $  8.80              2

EQ/LARGE CAP GROWTH INDEX..............       1.30%           A            $ 11.92             78
EQ/LARGE CAP GROWTH INDEX..............       1.55%           A            $ 11.88             49
EQ/LARGE CAP GROWTH INDEX..............       1.65%           A            $ 11.87             21
EQ/LARGE CAP GROWTH INDEX..............       1.70%           A            $ 11.86              7
EQ/LARGE CAP GROWTH INDEX..............       0.50%           B            $  8.40             --
EQ/LARGE CAP GROWTH INDEX..............       0.95%           B            $  7.96             27
EQ/LARGE CAP GROWTH INDEX..............       1.20%           B            $  7.73          3,063
EQ/LARGE CAP GROWTH INDEX..............       1.25%           B            $ 13.48          2,192
EQ/LARGE CAP GROWTH INDEX..............       1.30%           B            $ 13.40          1,820
EQ/LARGE CAP GROWTH INDEX..............       1.35%           B            $  7.60          3,016
EQ/LARGE CAP GROWTH INDEX..............       1.40%           B            $  7.55          5,186
EQ/LARGE CAP GROWTH INDEX..............       1.50%           B            $ 13.23          2,903
EQ/LARGE CAP GROWTH INDEX..............       1.55%           B            $  7.42          7,310
EQ/LARGE CAP GROWTH INDEX..............       1.60%           B            $  7.37          5,531
EQ/LARGE CAP GROWTH INDEX..............       1.65%           B            $ 13.08          3,990
EQ/LARGE CAP GROWTH INDEX..............       1.70%           B            $  7.29            906
EQ/LARGE CAP GROWTH INDEX..............       1.80%           B            $  7.20             39
EQ/LARGE CAP GROWTH INDEX..............       1.90%           B            $  7.12             19

EQ/LARGE CAP GROWTH PLUS...............       1.30%           A            $ 11.60             45
EQ/LARGE CAP GROWTH PLUS...............       1.55%           A            $ 11.57             11
EQ/LARGE CAP GROWTH PLUS...............       1.65%           A            $ 11.55             22
EQ/LARGE CAP GROWTH PLUS...............       1.70%           A            $ 11.55              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                     UNITS
                                    CONTRACT                                      OUTSTANDING
                                    CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                   ----------   ---------------   ------------   ------------
EQ/LARGE CAP GROWTH PLUS........       0.50%           B            $ 17.71             --
EQ/LARGE CAP GROWTH PLUS........       0.95%           B            $ 16.65             11
EQ/LARGE CAP GROWTH PLUS........       1.20%           B            $ 16.08            953
EQ/LARGE CAP GROWTH PLUS........       1.25%           B            $ 13.69          1,377
EQ/LARGE CAP GROWTH PLUS........       1.30%           B            $ 13.60          1,994
EQ/LARGE CAP GROWTH PLUS........       1.35%           B            $ 15.75          2,743
EQ/LARGE CAP GROWTH PLUS........       1.40%           B            $ 15.64          1,527
EQ/LARGE CAP GROWTH PLUS........       1.50%           B            $ 13.44          2,377
EQ/LARGE CAP GROWTH PLUS........       1.55%           B            $ 15.32          2,793
EQ/LARGE CAP GROWTH PLUS........       1.60%           B            $ 15.21          1,649
EQ/LARGE CAP GROWTH PLUS........       1.65%           B            $ 13.29          2,226
EQ/LARGE CAP GROWTH PLUS........       1.70%           B            $ 15.00            204
EQ/LARGE CAP GROWTH PLUS........       1.80%           B            $ 14.80              4
EQ/LARGE CAP GROWTH PLUS........       1.90%           B            $ 14.59              1

EQ/LARGE CAP VALUE INDEX........       1.30%           A            $ 11.62             41
EQ/LARGE CAP VALUE INDEX........       1.55%           A            $ 11.58             15
EQ/LARGE CAP VALUE INDEX........       1.65%           A            $ 11.57             20
EQ/LARGE CAP VALUE INDEX........       1.70%           A            $ 11.56              6
EQ/LARGE CAP VALUE INDEX........       0.50%           B            $  6.18             --
EQ/LARGE CAP VALUE INDEX........       0.95%           B            $  6.03             --
EQ/LARGE CAP VALUE INDEX........       1.20%           B            $  5.95            463
EQ/LARGE CAP VALUE INDEX........       1.25%           B            $  5.94          2,219
EQ/LARGE CAP VALUE INDEX........       1.30%           B            $  5.92          3,116
EQ/LARGE CAP VALUE INDEX........       1.35%           B            $  5.99            137
EQ/LARGE CAP VALUE INDEX........       1.40%           B            $  5.89            620
EQ/LARGE CAP VALUE INDEX........       1.50%           B            $  5.86          3,165
EQ/LARGE CAP VALUE INDEX........       1.55%           B            $  5.84          2,766
EQ/LARGE CAP VALUE INDEX........       1.60%           B            $  5.83            306
EQ/LARGE CAP VALUE INDEX........       1.65%           B            $  5.81          6,525
EQ/LARGE CAP VALUE INDEX........       1.70%           B            $  5.80            832
EQ/LARGE CAP VALUE INDEX........       1.80%           B            $  5.77             --
EQ/LARGE CAP VALUE INDEX........       1.90%           B            $  5.74             --

EQ/LARGE CAP VALUE PLUS.........       1.30%           A            $ 11.41             72
EQ/LARGE CAP VALUE PLUS.........       1.55%           A            $ 11.38             23
EQ/LARGE CAP VALUE PLUS.........       1.65%           A            $ 11.36              7
EQ/LARGE CAP VALUE PLUS.........       1.70%           A            $ 11.36             --
EQ/LARGE CAP VALUE PLUS.........       0.50%           B            $ 13.95             --
EQ/LARGE CAP VALUE PLUS.........       0.95%           B            $ 13.15             22
EQ/LARGE CAP VALUE PLUS.........       1.20%           B            $ 12.73         11,451
EQ/LARGE CAP VALUE PLUS.........       1.25%           B            $ 10.68         13,845
EQ/LARGE CAP VALUE PLUS.........       1.30%           B            $ 10.61          4,942
EQ/LARGE CAP VALUE PLUS.........       1.35%           B            $ 12.48          3,217
EQ/LARGE CAP VALUE PLUS.........       1.40%           B            $ 12.40         17,469
EQ/LARGE CAP VALUE PLUS.........       1.50%           B            $ 10.49         20,267
EQ/LARGE CAP VALUE PLUS.........       1.55%           B            $ 12.15          6,685
EQ/LARGE CAP VALUE PLUS.........       1.60%           B            $ 12.07          8,017
EQ/LARGE CAP VALUE PLUS.........       1.65%           B            $ 10.37         14,279
EQ/LARGE CAP VALUE PLUS.........       1.70%           B            $ 11.91          2,059
EQ/LARGE CAP VALUE PLUS.........       1.80%           B            $ 11.76            104
EQ/LARGE CAP VALUE PLUS.........       1.90%           B            $ 11.60             16

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/LORD ABBETT GROWTH AND INCOME........       0.50%           B            $ 11.10             --
EQ/LORD ABBETT GROWTH AND INCOME........       0.95%           B            $ 10.81             --
EQ/LORD ABBETT GROWTH AND INCOME........       1.20%           B            $ 10.66            389
EQ/LORD ABBETT GROWTH AND INCOME........       1.25%           B            $ 10.63          1,831
EQ/LORD ABBETT GROWTH AND INCOME........       1.30%           B            $ 10.64          2,286
EQ/LORD ABBETT GROWTH AND INCOME........       1.35%           B            $ 10.57            206
EQ/LORD ABBETT GROWTH AND INCOME........       1.40%           B            $ 10.54            649
EQ/LORD ABBETT GROWTH AND INCOME........       1.50%           B            $ 10.48          1,984
EQ/LORD ABBETT GROWTH AND INCOME........       1.55%           B            $ 10.45          2,198
EQ/LORD ABBETT GROWTH AND INCOME........       1.60%           B            $ 10.42            259
EQ/LORD ABBETT GROWTH AND INCOME........       1.65%           B            $ 10.39          4,897
EQ/LORD ABBETT GROWTH AND INCOME........       1.70%           B            $ 10.36            406
EQ/LORD ABBETT GROWTH AND INCOME........       1.80%           B            $ 10.30              2
EQ/LORD ABBETT GROWTH AND INCOME........       1.90%           B            $ 10.24              1

EQ/LORD ABBETT LARGE CAP CORE...........       0.50%           B            $ 12.76             --
EQ/LORD ABBETT LARGE CAP CORE...........       0.95%           B            $ 12.43             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.20%           B            $ 12.26            577
EQ/LORD ABBETT LARGE CAP CORE...........       1.25%           B            $ 12.22          1,451
EQ/LORD ABBETT LARGE CAP CORE...........       1.30%           B            $ 12.27          2,940
EQ/LORD ABBETT LARGE CAP CORE...........       1.35%           B            $ 12.15            274
EQ/LORD ABBETT LARGE CAP CORE...........       1.40%           B            $ 12.12          1,208
EQ/LORD ABBETT LARGE CAP CORE...........       1.50%           B            $ 12.05          2,107
EQ/LORD ABBETT LARGE CAP CORE...........       1.55%           B            $ 12.01          2,449
EQ/LORD ABBETT LARGE CAP CORE...........       1.60%           B            $ 11.98            269
EQ/LORD ABBETT LARGE CAP CORE...........       1.65%           B            $ 11.94          4,125
EQ/LORD ABBETT LARGE CAP CORE...........       1.70%           B            $ 11.91            473
EQ/LORD ABBETT LARGE CAP CORE...........       1.80%           B            $ 11.84             --
EQ/LORD ABBETT LARGE CAP CORE...........       1.90%           B            $ 11.77             --

EQ/MID CAP INDEX........................       1.30%           A            $ 13.07            100
EQ/MID CAP INDEX........................       1.55%           A            $ 13.04             27
EQ/MID CAP INDEX........................       1.65%           A            $ 13.02             43
EQ/MID CAP INDEX........................       1.70%           A            $ 13.01             15
EQ/MID CAP INDEX........................       0.50%           B            $ 12.49             --
EQ/MID CAP INDEX........................       0.95%           B            $ 11.92             21
EQ/MID CAP INDEX........................       1.20%           B            $ 11.61          6,242
EQ/MID CAP INDEX........................       1.25%           B            $ 13.43          6,745
EQ/MID CAP INDEX........................       1.30%           B            $ 13.36          5,233
EQ/MID CAP INDEX........................       1.35%           B            $ 11.43            740
EQ/MID CAP INDEX........................       1.40%           B            $ 11.37          8,312
EQ/MID CAP INDEX........................       1.50%           B            $ 13.18          8,957
EQ/MID CAP INDEX........................       1.55%           B            $ 11.20          7,480
EQ/MID CAP INDEX........................       1.60%           B            $ 11.14          3,823
EQ/MID CAP INDEX........................       1.65%           B            $ 13.03         10,198
EQ/MID CAP INDEX........................       1.70%           B            $ 11.02          1,672
EQ/MID CAP INDEX........................       1.80%           B            $ 10.90             22
EQ/MID CAP INDEX........................       1.90%           B            $ 10.79              2

EQ/MID CAP VALUE PLUS...................       1.30%           A            $ 12.71             17
EQ/MID CAP VALUE PLUS...................       1.55%           A            $ 12.67              7
EQ/MID CAP VALUE PLUS...................       1.65%           A            $ 12.66              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                        UNITS
                                       CONTRACT                                      OUTSTANDING
                                       CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                      ----------   ---------------   ------------   ------------
EQ/MID CAP VALUE PLUS..............       1.70%           A            $ 12.65             --
EQ/MID CAP VALUE PLUS..............       0.50%           B            $ 18.49             --
EQ/MID CAP VALUE PLUS..............       0.95%           B            $ 17.38              8
EQ/MID CAP VALUE PLUS..............       1.20%           B            $ 16.79          4,716
EQ/MID CAP VALUE PLUS..............       1.25%           B            $ 14.78         10,926
EQ/MID CAP VALUE PLUS..............       1.30%           B            $ 14.68          8,296
EQ/MID CAP VALUE PLUS..............       1.35%           B            $ 16.45            732
EQ/MID CAP VALUE PLUS..............       1.40%           B            $ 16.33          7,269
EQ/MID CAP VALUE PLUS..............       1.50%           B            $ 14.51         15,222
EQ/MID CAP VALUE PLUS..............       1.55%           B            $ 16.00          7,106
EQ/MID CAP VALUE PLUS..............       1.60%           B            $ 15.88          2,940
EQ/MID CAP VALUE PLUS..............       1.65%           B            $ 14.35         16,208
EQ/MID CAP VALUE PLUS..............       1.70%           B            $ 15.67          1,830
EQ/MID CAP VALUE PLUS..............       1.80%           B            $ 15.45             24
EQ/MID CAP VALUE PLUS..............       1.90%           B            $ 15.24              9

EQ/MONEY MARKET....................       1.30%           A            $  9.87            312
EQ/MONEY MARKET....................       1.55%           A            $  9.84          1,626
EQ/MONEY MARKET....................       1.65%           A            $  9.83            123
EQ/MONEY MARKET....................       1.70%           A            $  9.82            118
EQ/MONEY MARKET....................       0.00%           B            $ 44.43             14
EQ/MONEY MARKET....................       0.50%           B            $ 38.33             --
EQ/MONEY MARKET....................       0.65%           B            $  1.00             --
EQ/MONEY MARKET....................       0.95%           B            $ 33.55              1
EQ/MONEY MARKET....................       1.15%           B            $ 11.07              2
EQ/MONEY MARKET....................       1.15%           B            $ 31.29             50
EQ/MONEY MARKET....................       1.15%           B            $ 31.61             25
EQ/MONEY MARKET....................       1.20%           B            $ 31.14          1,161
EQ/MONEY MARKET....................       1.25%           B            $  1.00         24,335
EQ/MONEY MARKET....................       1.25%           B            $ 10.55          4,557
EQ/MONEY MARKET....................       1.30%           B            $ 10.39          5,496
EQ/MONEY MARKET....................       1.35%           B            $ 29.78          1,398
EQ/MONEY MARKET....................       1.40%           B            $ 29.33          2,401
EQ/MONEY MARKET....................       1.50%           B            $ 10.36          8,789
EQ/MONEY MARKET....................       1.55%           B            $ 28.05          2,790
EQ/MONEY MARKET....................       1.55%           B            $ 31.29            508
EQ/MONEY MARKET....................       1.60%           B            $ 27.63          1,996
EQ/MONEY MARKET....................       1.65%           B            $ 10.25         10,912
EQ/MONEY MARKET....................       1.70%           B            $ 26.82            729
EQ/MONEY MARKET....................       1.70%           B            $ 31.18             26
EQ/MONEY MARKET....................       1.80%           B            $ 26.02              5
EQ/MONEY MARKET....................       1.90%           B            $ 25.25              2

EQ/MONTAG & CALDWELL GROWTH........       1.30%           A            $ 11.00            309
EQ/MONTAG & CALDWELL GROWTH........       1.55%           A            $ 10.97             51
EQ/MONTAG & CALDWELL GROWTH........       1.65%           A            $ 10.96             88
EQ/MONTAG & CALDWELL GROWTH........       1.70%           A            $ 10.95             10
EQ/MONTAG & CALDWELL GROWTH........       0.50%           B            $  5.87             --
EQ/MONTAG & CALDWELL GROWTH........       0.95%           B            $  5.56             --
EQ/MONTAG & CALDWELL GROWTH........       1.20%           B            $  5.39          1,575
EQ/MONTAG & CALDWELL GROWTH........       1.25%           B            $  5.36          3,294
EQ/MONTAG & CALDWELL GROWTH........       1.30%           B            $  2.13          9,473

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                             UNITS
                                            CONTRACT                                      OUTSTANDING
                                            CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                           ----------   ---------------   ------------   ------------
EQ/MONTAG & CALDWELL GROWTH.............       1.35%           B            $  5.29            431
EQ/MONTAG & CALDWELL GROWTH.............       1.40%           B            $  5.26          3,448
EQ/MONTAG & CALDWELL GROWTH.............       1.50%           B            $  5.20          5,694
EQ/MONTAG & CALDWELL GROWTH.............       1.55%           B            $  5.16          5,560
EQ/MONTAG & CALDWELL GROWTH.............       1.60%           B            $  5.13          1,000
EQ/MONTAG & CALDWELL GROWTH.............       1.65%           B            $  5.10          6,667
EQ/MONTAG & CALDWELL GROWTH.............       1.70%           B            $  5.07            964
EQ/MONTAG & CALDWELL GROWTH.............       1.80%           B            $  5.01             14
EQ/MONTAG & CALDWELL GROWTH.............       1.90%           B            $  4.95              1

EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           A            $ 13.36            266
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           A            $ 13.33             57
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           A            $ 13.31            123
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           A            $ 13.30             10
EQ/MORGAN STANLEY MID CAP GROWTH........       0.50%           B            $ 17.77             --
EQ/MORGAN STANLEY MID CAP GROWTH........       0.95%           B            $ 17.32              7
EQ/MORGAN STANLEY MID CAP GROWTH........       1.20%           B            $ 17.07          1,445
EQ/MORGAN STANLEY MID CAP GROWTH........       1.25%           B            $ 17.02          3,905
EQ/MORGAN STANLEY MID CAP GROWTH........       1.30%           B            $ 16.97          5,277
EQ/MORGAN STANLEY MID CAP GROWTH........       1.35%           B            $ 16.92            512
EQ/MORGAN STANLEY MID CAP GROWTH........       1.40%           B            $ 16.87          2,831
EQ/MORGAN STANLEY MID CAP GROWTH........       1.50%           B            $ 16.78          5,482
EQ/MORGAN STANLEY MID CAP GROWTH........       1.55%           B            $ 16.73          5,888
EQ/MORGAN STANLEY MID CAP GROWTH........       1.60%           B            $ 16.68            616
EQ/MORGAN STANLEY MID CAP GROWTH........       1.65%           B            $ 16.63          9,351
EQ/MORGAN STANLEY MID CAP GROWTH........       1.70%           B            $ 16.59            889
EQ/MORGAN STANLEY MID CAP GROWTH........       1.80%           B            $ 16.49              3
EQ/MORGAN STANLEY MID CAP GROWTH........       1.90%           B            $ 16.40              1

EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           A            $ 11.34             28
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           A            $ 11.31              2
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           A            $ 11.29             15
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           A            $ 11.29              2
EQ/MUTUAL LARGE CAP EQUITY..............       0.50%           B            $  9.28             --
EQ/MUTUAL LARGE CAP EQUITY..............       0.95%           B            $  9.10              5
EQ/MUTUAL LARGE CAP EQUITY..............       1.20%           B            $  9.00            673
EQ/MUTUAL LARGE CAP EQUITY..............       1.25%           B            $  8.98          2,191
EQ/MUTUAL LARGE CAP EQUITY..............       1.30%           B            $  8.96          5,245
EQ/MUTUAL LARGE CAP EQUITY..............       1.35%           B            $  8.94            146
EQ/MUTUAL LARGE CAP EQUITY..............       1.40%           B            $  8.92            943
EQ/MUTUAL LARGE CAP EQUITY..............       1.50%           B            $  8.88          1,913
EQ/MUTUAL LARGE CAP EQUITY..............       1.55%           B            $  8.86          3,351
EQ/MUTUAL LARGE CAP EQUITY..............       1.60%           B            $  8.84            357
EQ/MUTUAL LARGE CAP EQUITY..............       1.65%           B            $  8.82          9,869
EQ/MUTUAL LARGE CAP EQUITY..............       1.70%           B            $  8.80          1,238
EQ/MUTUAL LARGE CAP EQUITY..............       1.80%           B            $  8.76              1
EQ/MUTUAL LARGE CAP EQUITY..............       1.90%           B            $  8.73             --

EQ/OPPENHEIMER GLOBAL...................       1.30%           A            $ 11.61            154
EQ/OPPENHEIMER GLOBAL...................       1.55%           A            $ 11.57             44
EQ/OPPENHEIMER GLOBAL...................       1.65%           A            $ 11.56             59
EQ/OPPENHEIMER GLOBAL...................       1.70%           A            $ 11.55              7
EQ/OPPENHEIMER GLOBAL...................       0.50%           B            $ 10.90             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                      UNITS
                                     CONTRACT                                      OUTSTANDING
                                     CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                    ----------   ---------------   ------------   ------------
EQ/OPPENHEIMER GLOBAL............       0.95%           B            $ 10.69             --
EQ/OPPENHEIMER GLOBAL............       1.20%           B            $ 10.58            868
EQ/OPPENHEIMER GLOBAL............       1.25%           B            $ 10.55          1,897
EQ/OPPENHEIMER GLOBAL............       1.30%           B            $ 10.53          4,348
EQ/OPPENHEIMER GLOBAL............       1.35%           B            $ 10.51            241
EQ/OPPENHEIMER GLOBAL............       1.40%           B            $ 10.48          1,559
EQ/OPPENHEIMER GLOBAL............       1.50%           B            $ 10.44          2,390
EQ/OPPENHEIMER GLOBAL............       1.55%           B            $ 10.42          3,598
EQ/OPPENHEIMER GLOBAL............       1.60%           B            $ 10.39            462
EQ/OPPENHEIMER GLOBAL............       1.65%           B            $ 10.37          6,724
EQ/OPPENHEIMER GLOBAL............       1.70%           B            $ 10.35          1,073
EQ/OPPENHEIMER GLOBAL............       1.80%           B            $ 10.30              2
EQ/OPPENHEIMER GLOBAL............       1.90%           B            $ 10.26              1

EQ/PIMCO ULTRA SHORT BOND........       1.30%           A            $  9.96            476
EQ/PIMCO ULTRA SHORT BOND........       1.55%           A            $  9.94            104
EQ/PIMCO ULTRA SHORT BOND........       1.65%           A            $  9.92            228
EQ/PIMCO ULTRA SHORT BOND........       1.70%           A            $  9.92            531
EQ/PIMCO ULTRA SHORT BOND........       0.50%           B            $ 11.40             --
EQ/PIMCO ULTRA SHORT BOND........       0.95%           B            $ 11.11             --
EQ/PIMCO ULTRA SHORT BOND........       1.20%           B            $ 10.95          3,480
EQ/PIMCO ULTRA SHORT BOND........       1.25%           B            $ 10.92         12,574
EQ/PIMCO ULTRA SHORT BOND........       1.30%           B            $  9.50         17,862
EQ/PIMCO ULTRA SHORT BOND........       1.35%           B            $ 10.85          1,624
EQ/PIMCO ULTRA SHORT BOND........       1.40%           B            $ 10.82          7,237
EQ/PIMCO ULTRA SHORT BOND........       1.50%           B            $ 10.76         18,756
EQ/PIMCO ULTRA SHORT BOND........       1.55%           B            $ 10.73         16,269
EQ/PIMCO ULTRA SHORT BOND........       1.60%           B            $ 10.70          3,449
EQ/PIMCO ULTRA SHORT BOND........       1.65%           B            $ 10.67         36,696
EQ/PIMCO ULTRA SHORT BOND........       1.70%           B            $ 10.64          3,294
EQ/PIMCO ULTRA SHORT BOND........       1.80%           B            $ 10.58             15
EQ/PIMCO ULTRA SHORT BOND........       1.90%           B            $ 10.52             13

EQ/QUALITY BOND PLUS.............       0.50%           B            $ 19.80             --
EQ/QUALITY BOND PLUS.............       0.95%           B            $ 18.31              2
EQ/QUALITY BOND PLUS.............       1.20%           B            $ 17.53          2,529
EQ/QUALITY BOND PLUS.............       1.25%           B            $ 11.31          5,304
EQ/QUALITY BOND PLUS.............       1.30%           B            $ 11.21          5,967
EQ/QUALITY BOND PLUS.............       1.35%           B            $ 17.08            392
EQ/QUALITY BOND PLUS.............       1.40%           B            $ 16.93          4,631
EQ/QUALITY BOND PLUS.............       1.50%           B            $ 11.10          8,821
EQ/QUALITY BOND PLUS.............       1.55%           B            $ 16.49          4,269
EQ/QUALITY BOND PLUS.............       1.60%           B            $ 16.35          1,310
EQ/QUALITY BOND PLUS.............       1.65%           B            $ 10.98          9,470
EQ/QUALITY BOND PLUS.............       1.70%           B            $ 16.06            941
EQ/QUALITY BOND PLUS.............       1.80%           B            $ 15.78              5
EQ/QUALITY BOND PLUS.............       1.90%           B            $ 15.51              3

EQ/SMALL COMPANY INDEX...........       1.30%           A            $ 13.40             96
EQ/SMALL COMPANY INDEX...........       1.55%           A            $ 13.36             29
EQ/SMALL COMPANY INDEX...........       1.65%           A            $ 13.35             50
EQ/SMALL COMPANY INDEX...........       1.70%           A            $ 13.34             18
EQ/SMALL COMPANY INDEX...........       0.50%           B            $ 18.62             --

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                          UNITS
                                         CONTRACT                                      OUTSTANDING
                                         CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                        ----------   ---------------   ------------   ------------
EQ/SMALL COMPANY INDEX...............       0.95%           B            $ 17.56              5
EQ/SMALL COMPANY INDEX...............       1.20%           B            $ 16.99          2,150
EQ/SMALL COMPANY INDEX...............       1.25%           B            $ 14.56          3,545
EQ/SMALL COMPANY INDEX...............       1.30%           B            $ 14.46          5,026
EQ/SMALL COMPANY INDEX...............       1.35%           B            $ 16.66            744
EQ/SMALL COMPANY INDEX...............       1.40%           B            $ 16.55          3,418
EQ/SMALL COMPANY INDEX...............       1.50%           B            $ 14.29          4,821
EQ/SMALL COMPANY INDEX...............       1.55%           B            $ 16.22          4,357
EQ/SMALL COMPANY INDEX...............       1.60%           B            $ 16.12          1,345
EQ/SMALL COMPANY INDEX...............       1.65%           B            $ 14.13          7,175
EQ/SMALL COMPANY INDEX...............       1.70%           B            $ 15.91            850
EQ/SMALL COMPANY INDEX...............       1.80%           B            $ 15.70             10
EQ/SMALL COMPANY INDEX...............       1.90%           B            $ 15.49              2

EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           A            $ 11.92            287
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           A            $ 11.88             54
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           A            $ 11.87             98
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           A            $ 11.86              4
EQ/T. ROWE PRICE GROWTH STOCK........       0.50%           B            $ 19.50             --
EQ/T. ROWE PRICE GROWTH STOCK........       0.95%           B            $ 17.61              3
EQ/T. ROWE PRICE GROWTH STOCK........       1.20%           B            $ 16.64          1,468
EQ/T. ROWE PRICE GROWTH STOCK........       1.25%           B            $ 16.45          2,236
EQ/T. ROWE PRICE GROWTH STOCK........       1.30%           B            $  6.22          9,277
EQ/T. ROWE PRICE GROWTH STOCK........       1.35%           B            $ 16.08            404
EQ/T. ROWE PRICE GROWTH STOCK........       1.40%           B            $ 15.90          2,506
EQ/T. ROWE PRICE GROWTH STOCK........       1.50%           B            $ 15.55          3,691
EQ/T. ROWE PRICE GROWTH STOCK........       1.55%           B            $ 15.37          4,145
EQ/T. ROWE PRICE GROWTH STOCK........       1.60%           B            $ 15.20          1,157
EQ/T. ROWE PRICE GROWTH STOCK........       1.65%           B            $ 15.02          5,568
EQ/T. ROWE PRICE GROWTH STOCK........       1.70%           B            $ 14.85            606
EQ/T. ROWE PRICE GROWTH STOCK........       1.80%           B            $ 14.52              9
EQ/T. ROWE PRICE GROWTH STOCK........       1.90%           B            $ 14.19             11

EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           A            $ 10.87             41
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           A            $ 10.84             22
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           A            $ 10.82             14
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           A            $ 10.82             10
EQ/TEMPLETON GLOBAL EQUITY...........       0.50%           B            $  8.97             --
EQ/TEMPLETON GLOBAL EQUITY...........       0.95%           B            $  8.80              1
EQ/TEMPLETON GLOBAL EQUITY...........       1.20%           B            $  8.70            468
EQ/TEMPLETON GLOBAL EQUITY...........       1.25%           B            $  8.68          1,576
EQ/TEMPLETON GLOBAL EQUITY...........       1.30%           B            $  8.66          5,019
EQ/TEMPLETON GLOBAL EQUITY...........       1.35%           B            $  8.64            172
EQ/TEMPLETON GLOBAL EQUITY...........       1.40%           B            $  8.62            801
EQ/TEMPLETON GLOBAL EQUITY...........       1.50%           B            $  8.59          1,839
EQ/TEMPLETON GLOBAL EQUITY...........       1.55%           B            $  8.57          3,481
EQ/TEMPLETON GLOBAL EQUITY...........       1.60%           B            $  8.55            377
EQ/TEMPLETON GLOBAL EQUITY...........       1.65%           B            $  8.53          8,076
EQ/TEMPLETON GLOBAL EQUITY...........       1.70%           B            $  8.51            694
EQ/TEMPLETON GLOBAL EQUITY...........       1.80%           B            $  8.47              2
EQ/TEMPLETON GLOBAL EQUITY...........       1.90%           B            $  8.44             --

EQ/UBS GROWTH & INCOME...............       0.50%           B            $  5.97             --
EQ/UBS GROWTH & INCOME...............       0.95%           B            $  5.65             --
EQ/UBS GROWTH & INCOME...............       1.20%           B            $  5.48            281

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                              UNITS
                                                           CONTRACT                                        OUTSTANDING
                                                           CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                          ----------   -----------------   ------------   ------------
EQ/UBS GROWTH & INCOME.................................       1.25%           B              $  5.44          1,577
EQ/UBS GROWTH & INCOME.................................       1.30%           B              $  2.13          5,355
EQ/UBS GROWTH & INCOME.................................       1.35%           B              $  5.38             77
EQ/UBS GROWTH & INCOME.................................       1.40%           B              $  5.34            571
EQ/UBS GROWTH & INCOME.................................       1.50%           B              $  5.28          3,153
EQ/UBS GROWTH & INCOME.................................       1.55%           B              $  5.25          2,555
EQ/UBS GROWTH & INCOME.................................       1.60%           B              $  5.21            105
EQ/UBS GROWTH & INCOME.................................       1.65%           B              $  5.18          2,625
EQ/UBS GROWTH & INCOME.................................       1.70%           B              $  5.15            161
EQ/UBS GROWTH & INCOME.................................       1.80%           B              $  5.09             --
EQ/UBS GROWTH & INCOME.................................       1.90%           B              $  5.03             --

EQ/VAN KAMPEN COMSTOCK.................................       1.30%           A              $ 11.64             44
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           A              $ 11.61             15
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           A              $ 11.59             19
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           A              $ 11.59              5
EQ/VAN KAMPEN COMSTOCK.................................       0.50%           B              $ 10.78             --
EQ/VAN KAMPEN COMSTOCK.................................       0.95%           B              $ 10.51              1
EQ/VAN KAMPEN COMSTOCK.................................       1.20%           B              $ 10.36            446
EQ/VAN KAMPEN COMSTOCK.................................       1.25%           B              $ 10.33          3,440
EQ/VAN KAMPEN COMSTOCK.................................       1.30%           B              $ 10.30          2,995
EQ/VAN KAMPEN COMSTOCK.................................       1.35%           B              $ 10.27            196
EQ/VAN KAMPEN COMSTOCK.................................       1.40%           B              $ 10.24            711
EQ/VAN KAMPEN COMSTOCK.................................       1.50%           B              $ 10.18          2,918
EQ/VAN KAMPEN COMSTOCK.................................       1.55%           B              $ 10.15          2,134
EQ/VAN KAMPEN COMSTOCK.................................       1.60%           B              $ 10.12            314
EQ/VAN KAMPEN COMSTOCK.................................       1.65%           B              $ 10.09          9,622
EQ/VAN KAMPEN COMSTOCK.................................       1.70%           B              $ 10.07            587
EQ/VAN KAMPEN COMSTOCK.................................       1.80%           B              $ 10.01              4
EQ/VAN KAMPEN COMSTOCK.................................       1.90%           B              $  9.95              1

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.50%           B              $ 12.42             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       0.95%           B              $ 11.76             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.20%           B              $ 11.41          2,554
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.25%           B              $ 15.31          3,103
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.30%           B              $ 15.21          3,985
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.35%           B              $ 11.21            473
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.40%           B              $ 11.14          3,291
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.50%           B              $ 15.03          3,935
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.55%           B              $ 10.94          5,391
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.60%           B              $ 10.87          1,289
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.65%           B              $ 14.86          6,166
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.70%           B              $ 10.74            957
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.80%           B              $ 10.61             --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH..................       1.90%           B              $ 10.48              3

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.30%    Service Class 2       $ 11.75             14
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.55%    Service Class 2       $ 11.72             27
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.65%    Service Class 2       $ 11.71             25
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO........       1.70%    Service Class 2       $ 11.70             --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.30%    Service Class 2       $ 11.97            507
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.55%    Service Class 2       $ 11.94            124
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.65%    Service Class 2       $ 11.92            411
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO................       1.70%    Service Class 2       $ 11.91             11

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                    UNITS
                                                                 CONTRACT                                        OUTSTANDING
                                                                 CHARGES*      SHARE CLASS**      UNIT VALUE       (000S)
                                                                ----------   -----------------   ------------   ------------
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.30%    Service Class 2       $ 12.91           251
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.55%    Service Class 2       $ 12.87            64
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.65%    Service Class 2       $ 12.86            95
FIDELITY(R) VIP MID CAP PORTFOLIO............................       1.70%    Service Class 2       $ 12.85             7

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.30%    Service Class 2       $ 10.90           355
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.55%    Service Class 2       $ 10.87            69
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.65%    Service Class 2       $ 10.86           156
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO...................       1.70%    Service Class 2       $ 10.85            51

FRANKLIN INCOME SECURITIES FUND..............................       1.30%        Class 2           $ 10.87           144
FRANKLIN INCOME SECURITIES FUND..............................       1.55%        Class 2           $ 10.85            41
FRANKLIN INCOME SECURITIES FUND..............................       1.65%        Class 2           $ 10.84            74
FRANKLIN INCOME SECURITIES FUND..............................       1.70%        Class 2           $ 10.83            93

FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.30%        Class 2           $ 11.11           253
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.55%        Class 2           $ 11.08            60
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.65%        Class 2           $ 11.07            91
FRANKLIN STRATEGIC INCOME SECURITIES FUND....................       1.70%        Class 2           $ 11.06            36

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.30%        Class 2           $ 10.62            53
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.55%        Class 2           $ 10.59            18
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.65%        Class 2           $ 10.58            25
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND........       1.70%        Class 2           $ 10.58             8

GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.30%     Service Shares       $ 12.90           148
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.55%     Service Shares       $ 12.86            35
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.65%     Service Shares       $ 12.84            58
GOLDMAN SACHS VIT MID CAP VALUE FUND.........................       1.70%     Service Shares       $ 12.84             2

INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.30%       Series II          $ 10.88            22
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.55%       Series II          $ 10.85            24
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.65%       Series II          $ 10.83            10
INVESCO V.I. FINANCIAL SERVICES FUND.........................       1.70%       Series II          $ 10.83             3

INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.30%       Series II          $ 11.83           269
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.55%       Series II          $ 11.80            71
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.65%       Series II          $ 11.78           118
INVESCO V.I. GLOBAL REAL ESTATE FUND.........................       1.70%       Series II          $ 11.77            25

INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.30%       Series II          $ 11.40           235
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.55%       Series II          $ 11.36            49
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.65%       Series II          $ 11.35            77
INVESCO V.I. INTERNATIONAL GROWTH FUND.......................       1.70%       Series II          $ 11.34             5

INVESCO V.I. LEISURE FUND....................................       1.30%       Series II          $ 12.36             6
INVESCO V.I. LEISURE FUND....................................       1.55%       Series II          $ 12.33             1
INVESCO V.I. LEISURE FUND....................................       1.65%       Series II          $ 12.31             4
INVESCO V.I. LEISURE FUND....................................       1.70%       Series II          $ 12.31            --

INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.30%       Series II          $ 11.67            84
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.55%       Series II          $ 11.63            15
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.65%       Series II          $ 11.62            21
INVESCO V.I. MID CAP CORE EQUITY FUND........................       1.70%       Series II          $ 11.61             3

INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.30%       Series II          $ 13.50            34
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.55%       Series II          $ 13.46            15
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.65%       Series II          $ 13.45            21
INVESCO V.I. SMALL CAP EQUITY FUND...........................       1.70%       Series II          $ 13.44             1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                 UNITS
                                                               CONTRACT                                       OUTSTANDING
                                                               CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                              ----------   ----------------   ------------   ------------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.30%      Common Shares      $ 11.66           204
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.55%      Common Shares      $ 11.63            85
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.65%      Common Shares      $ 11.61            72
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.......................       1.70%      Common Shares      $ 11.61            17

IVY FUNDS VIP ENERGY.......................................       1.30%      Common Shares      $ 12.43           120
IVY FUNDS VIP ENERGY.......................................       1.55%      Common Shares      $ 12.39            57
IVY FUNDS VIP ENERGY.......................................       1.65%      Common Shares      $ 12.38            48
IVY FUNDS VIP ENERGY.......................................       1.70%      Common Shares      $ 12.37             4

IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.30%      Common Shares      $ 11.96           220
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.55%      Common Shares      $ 11.92            68
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.65%      Common Shares      $ 11.91           111
IVY FUNDS VIP GLOBAL NATURAL RESOURCES.....................       1.70%      Common Shares      $ 11.90            20

IVY FUNDS VIP HIGH INCOME..................................       1.30%      Common Shares      $ 11.67           362
IVY FUNDS VIP HIGH INCOME..................................       1.55%      Common Shares      $ 11.64           126
IVY FUNDS VIP HIGH INCOME..................................       1.65%      Common Shares      $ 11.63           232
IVY FUNDS VIP HIGH INCOME..................................       1.70%      Common Shares      $ 11.62            58

IVY FUNDS VIP MID CAP GROWTH...............................       1.30%      Common Shares      $ 13.54           172
IVY FUNDS VIP MID CAP GROWTH...............................       1.55%      Common Shares      $ 13.50            70
IVY FUNDS VIP MID CAP GROWTH...............................       1.65%      Common Shares      $ 13.48            76
IVY FUNDS VIP MID CAP GROWTH...............................       1.70%      Common Shares      $ 13.48            10

IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.30%      Common Shares      $ 11.82           118
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.55%      Common Shares      $ 11.78            53
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.65%      Common Shares      $ 11.77            51
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.......................       1.70%      Common Shares      $ 11.76             5

IVY FUNDS VIP SMALL CAP GROWTH.............................       1.30%      Common Shares      $ 13.44           162
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.55%      Common Shares      $ 13.40            37
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.65%      Common Shares      $ 13.38            77
IVY FUNDS VIP SMALL CAP GROWTH.............................       1.70%      Common Shares      $ 13.38             3

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.30%     Service Shares      $ 12.37           587
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.55%     Service Shares      $ 12.33           168
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.65%     Service Shares      $ 12.32           283
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO........       1.70%     Service Shares      $ 12.31            26

MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.30%      Service Class      $ 10.83           295
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.55%      Service Class      $ 10.80            73
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.65%      Service Class      $ 10.79           125
MFS(R) INTERNATIONAL VALUE PORTFOLIO.......................       1.70%      Service Class      $ 10.78             8

MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.30%      Service Class      $ 11.55            98
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.55%      Service Class      $ 11.52            29
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.65%      Service Class      $ 11.51            35
MFS(R) INVESTORS GROWTH STOCK SERIES.......................       1.70%      Service Class      $ 11.50            --

MFS(R) INVESTORS TRUST SERIES..............................       1.30%      Service Class      $ 11.29            59
MFS(R) INVESTORS TRUST SERIES..............................       1.55%      Service Class      $ 11.25            26
MFS(R) INVESTORS TRUST SERIES..............................       1.65%      Service Class      $ 11.24            25
MFS(R) INVESTORS TRUST SERIES..............................       1.70%      Service Class      $ 11.23             1

MFS(R) TECHNOLOGY PORTFOLIO................................       1.30%      Service Class      $ 12.17            75
MFS(R) TECHNOLOGY PORTFOLIO................................       1.55%      Service Class      $ 12.14            37

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MFS(R) TECHNOLOGY PORTFOLIO...............       1.65%     Service Class      $ 12.13             42
MFS(R) TECHNOLOGY PORTFOLIO...............       1.70%     Service Class      $ 12.12              2

MFS(R) UTILITIES SERIES...................       1.30%     Service Class      $ 11.80             84
MFS(R) UTILITIES SERIES...................       1.55%     Service Class      $ 11.76             22
MFS(R) UTILITIES SERIES...................       1.65%     Service Class      $ 11.75             25
MFS(R) UTILITIES SERIES...................       1.70%     Service Class      $ 11.74              9

MULTIMANAGER AGGRESSIVE EQUITY............       0.50%           B            $ 67.09             --
MULTIMANAGER AGGRESSIVE EQUITY............       0.95%           B            $ 59.92              1
MULTIMANAGER AGGRESSIVE EQUITY............       1.20%           B            $ 56.25          1,032
MULTIMANAGER AGGRESSIVE EQUITY............       1.25%           B            $ 11.95          5,358
MULTIMANAGER AGGRESSIVE EQUITY............       1.30%           B            $ 11.79          4,150
MULTIMANAGER AGGRESSIVE EQUITY............       1.35%           B            $ 54.16            327
MULTIMANAGER AGGRESSIVE EQUITY............       1.40%           B            $ 53.48          1,749
MULTIMANAGER AGGRESSIVE EQUITY............       1.50%           B            $ 11.73          8,300
MULTIMANAGER AGGRESSIVE EQUITY............       1.55%           B            $ 51.49          1,021
MULTIMANAGER AGGRESSIVE EQUITY............       1.60%           B            $ 50.84            669
MULTIMANAGER AGGRESSIVE EQUITY............       1.65%           B            $ 11.60          8,625
MULTIMANAGER AGGRESSIVE EQUITY............       1.70%           B            $ 49.57            250
MULTIMANAGER AGGRESSIVE EQUITY............       1.80%           B            $ 48.33             10
MULTIMANAGER AGGRESSIVE EQUITY............       1.90%           B            $ 47.12              1

MULTIMANAGER CORE BOND....................       0.50%           B            $ 14.74             --
MULTIMANAGER CORE BOND....................       0.95%           B            $ 14.15             --
MULTIMANAGER CORE BOND....................       1.20%           B            $ 13.83          7,381
MULTIMANAGER CORE BOND....................       1.25%           B            $ 12.80          7,888
MULTIMANAGER CORE BOND....................       1.30%           B            $ 12.78         11,264
MULTIMANAGER CORE BOND....................       1.35%           B            $ 13.64            813
MULTIMANAGER CORE BOND....................       1.40%           B            $ 13.58         12,876
MULTIMANAGER CORE BOND....................       1.50%           B            $ 12.57         12,349
MULTIMANAGER CORE BOND....................       1.55%           B            $ 13.40          9,742
MULTIMANAGER CORE BOND....................       1.60%           B            $ 13.34          4,073
MULTIMANAGER CORE BOND....................       1.65%           B            $ 12.43         18,690
MULTIMANAGER CORE BOND....................       1.70%           B            $ 13.21          3,413
MULTIMANAGER CORE BOND....................       1.80%           B            $ 13.09             25
MULTIMANAGER CORE BOND....................       1.90%           B            $ 12.97              3

MULTIMANAGER INTERNATIONAL EQUITY.........       0.50%           B            $ 14.29             --
MULTIMANAGER INTERNATIONAL EQUITY.........       0.95%           B            $ 13.72             --
MULTIMANAGER INTERNATIONAL EQUITY.........       1.20%           B            $ 13.41          2,387
MULTIMANAGER INTERNATIONAL EQUITY.........       1.25%           B            $ 14.48          3,317
MULTIMANAGER INTERNATIONAL EQUITY.........       1.30%           B            $ 14.41          3,852
MULTIMANAGER INTERNATIONAL EQUITY.........       1.35%           B            $ 13.23            392
MULTIMANAGER INTERNATIONAL EQUITY.........       1.40%           B            $ 13.17          3,730
MULTIMANAGER INTERNATIONAL EQUITY.........       1.50%           B            $ 14.21          4,866
MULTIMANAGER INTERNATIONAL EQUITY.........       1.55%           B            $ 12.99          4,046
MULTIMANAGER INTERNATIONAL EQUITY.........       1.60%           B            $ 12.93          1,251
MULTIMANAGER INTERNATIONAL EQUITY.........       1.65%           B            $ 14.06          7,570
MULTIMANAGER INTERNATIONAL EQUITY.........       1.70%           B            $ 12.81            842
MULTIMANAGER INTERNATIONAL EQUITY.........       1.80%           B            $ 12.69              8
MULTIMANAGER INTERNATIONAL EQUITY.........       1.90%           B            $ 12.58              1

MULTIMANAGER LARGE CAP CORE EQUITY........       0.50%           B            $ 11.84             --
MULTIMANAGER LARGE CAP CORE EQUITY........       0.95%           B            $ 11.36             --
MULTIMANAGER LARGE CAP CORE EQUITY........       1.20%           B            $ 11.11          1,524

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                               UNITS
                                              CONTRACT                                      OUTSTANDING
                                              CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                             ----------   ---------------   ------------   ------------
MULTIMANAGER LARGE CAP CORE EQUITY........       1.25%           B            $ 12.10            940
MULTIMANAGER LARGE CAP CORE EQUITY........       1.30%           B            $ 12.04            928
MULTIMANAGER LARGE CAP CORE EQUITY........       1.35%           B            $ 10.96            153
MULTIMANAGER LARGE CAP CORE EQUITY........       1.40%           B            $ 10.91          2,699
MULTIMANAGER LARGE CAP CORE EQUITY........       1.50%           B            $ 11.88          1,498
MULTIMANAGER LARGE CAP CORE EQUITY........       1.55%           B            $ 10.76          1,066
MULTIMANAGER LARGE CAP CORE EQUITY........       1.60%           B            $ 10.71            856
MULTIMANAGER LARGE CAP CORE EQUITY........       1.65%           B            $ 11.75          2,716
MULTIMANAGER LARGE CAP CORE EQUITY........       1.70%           B            $ 10.61            416
MULTIMANAGER LARGE CAP CORE EQUITY........       1.80%           B            $ 10.52              1
MULTIMANAGER LARGE CAP CORE EQUITY........       1.90%           B            $ 10.42             --

MULTIMANAGER LARGE CAP VALUE..............       0.50%           B            $ 13.24             --
MULTIMANAGER LARGE CAP VALUE..............       0.95%           B            $ 12.71             14
MULTIMANAGER LARGE CAP VALUE..............       1.20%           B            $ 12.42          2,921
MULTIMANAGER LARGE CAP VALUE..............       1.25%           B            $ 13.37          2,975
MULTIMANAGER LARGE CAP VALUE..............       1.30%           B            $ 13.31          3,101
MULTIMANAGER LARGE CAP VALUE..............       1.35%           B            $ 12.25            334
MULTIMANAGER LARGE CAP VALUE..............       1.40%           B            $ 12.20          5,125
MULTIMANAGER LARGE CAP VALUE..............       1.50%           B            $ 13.13          4,871
MULTIMANAGER LARGE CAP VALUE..............       1.55%           B            $ 12.03          3,050
MULTIMANAGER LARGE CAP VALUE..............       1.60%           B            $ 11.98          1,891
MULTIMANAGER LARGE CAP VALUE..............       1.65%           B            $ 12.98          5,659
MULTIMANAGER LARGE CAP VALUE..............       1.70%           B            $ 11.87            753
MULTIMANAGER LARGE CAP VALUE..............       1.80%           B            $ 11.76             26
MULTIMANAGER LARGE CAP VALUE..............       1.90%           B            $ 11.65              3

MULTIMANAGER MID CAP GROWTH...............       0.50%           B            $ 12.70             --
MULTIMANAGER MID CAP GROWTH...............       0.95%           B            $ 12.19             --
MULTIMANAGER MID CAP GROWTH...............       1.20%           B            $ 11.92          3,508
MULTIMANAGER MID CAP GROWTH...............       1.25%           B            $ 14.55          2,295
MULTIMANAGER MID CAP GROWTH...............       1.30%           B            $ 14.49          2,136
MULTIMANAGER MID CAP GROWTH...............       1.35%           B            $ 11.76            323
MULTIMANAGER MID CAP GROWTH...............       1.40%           B            $ 11.70          5,692
MULTIMANAGER MID CAP GROWTH...............       1.50%           B            $ 14.29          3,349
MULTIMANAGER MID CAP GROWTH...............       1.55%           B            $ 11.54          2,479
MULTIMANAGER MID CAP GROWTH...............       1.60%           B            $ 11.49          1,969
MULTIMANAGER MID CAP GROWTH...............       1.65%           B            $ 14.13          4,760
MULTIMANAGER MID CAP GROWTH...............       1.70%           B            $ 11.39            783
MULTIMANAGER MID CAP GROWTH...............       1.80%           B            $ 11.28              9
MULTIMANAGER MID CAP GROWTH...............       1.90%           B            $ 11.18              2

MULTIMANAGER MID CAP VALUE................       0.50%           B            $ 16.46             --
MULTIMANAGER MID CAP VALUE................       0.95%           B            $ 15.80              2
MULTIMANAGER MID CAP VALUE................       1.20%           B            $ 15.45          2,764
MULTIMANAGER MID CAP VALUE................       1.25%           B            $ 16.52          2,341
MULTIMANAGER MID CAP VALUE................       1.30%           B            $ 16.45          2,689
MULTIMANAGER MID CAP VALUE................       1.35%           B            $ 15.24            334
MULTIMANAGER MID CAP VALUE................       1.40%           B            $ 15.17          4,584
MULTIMANAGER MID CAP VALUE................       1.50%           B            $ 16.22          3,593
MULTIMANAGER MID CAP VALUE................       1.55%           B            $ 14.96          2,739
MULTIMANAGER MID CAP VALUE................       1.60%           B            $ 14.89          1,604
MULTIMANAGER MID CAP VALUE................       1.65%           B            $ 16.04          4,840
MULTIMANAGER MID CAP VALUE................       1.70%           B            $ 14.76            760
MULTIMANAGER MID CAP VALUE................       1.80%           B            $ 14.62             14
MULTIMANAGER MID CAP VALUE................       1.90%           B            $ 14.49              1

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                           UNITS
                                          CONTRACT                                      OUTSTANDING
                                          CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                         ----------   ---------------   ------------   ------------
MULTIMANAGER MULTI-SECTOR BOND........       0.50%           B            $ 34.87             --
MULTIMANAGER MULTI-SECTOR BOND........       0.95%           B            $ 31.27              3
MULTIMANAGER MULTI-SECTOR BOND........       1.20%           B            $ 29.43          2,148
MULTIMANAGER MULTI-SECTOR BOND........       1.25%           B            $ 11.02          6,032
MULTIMANAGER MULTI-SECTOR BOND........       1.30%           B            $ 10.89          3,634
MULTIMANAGER MULTI-SECTOR BOND........       1.35%           B            $ 28.38          1,017
MULTIMANAGER MULTI-SECTOR BOND........       1.40%           B            $ 28.04          3,528
MULTIMANAGER MULTI-SECTOR BOND........       1.50%           B            $ 10.82         10,052
MULTIMANAGER MULTI-SECTOR BOND........       1.55%           B            $ 27.03          2,079
MULTIMANAGER MULTI-SECTOR BOND........       1.60%           B            $ 26.70          1,666
MULTIMANAGER MULTI-SECTOR BOND........       1.65%           B            $ 10.70          8,961
MULTIMANAGER MULTI-SECTOR BOND........       1.70%           B            $ 26.06            641
MULTIMANAGER MULTI-SECTOR BOND........       1.80%           B            $ 25.43              9
MULTIMANAGER MULTI-SECTOR BOND........       1.90%           B            $ 24.82             --

MULTIMANAGER SMALL CAP GROWTH.........       0.50%           B            $  9.52             --
MULTIMANAGER SMALL CAP GROWTH.........       0.95%           B            $  9.01             --
MULTIMANAGER SMALL CAP GROWTH.........       1.20%           B            $  8.74            638
MULTIMANAGER SMALL CAP GROWTH.........       1.25%           B            $  8.69          3,507
MULTIMANAGER SMALL CAP GROWTH.........       1.30%           B            $  4.98          7,726
MULTIMANAGER SMALL CAP GROWTH.........       1.35%           B            $  8.58            327
MULTIMANAGER SMALL CAP GROWTH.........       1.40%           B            $  8.53          1,369
MULTIMANAGER SMALL CAP GROWTH.........       1.50%           B            $  8.43          5,243
MULTIMANAGER SMALL CAP GROWTH.........       1.55%           B            $  8.37          4,459
MULTIMANAGER SMALL CAP GROWTH.........       1.60%           B            $  8.32            379
MULTIMANAGER SMALL CAP GROWTH.........       1.65%           B            $  8.27          7,044
MULTIMANAGER SMALL CAP GROWTH.........       1.70%           B            $  8.22            746
MULTIMANAGER SMALL CAP GROWTH.........       1.80%           B            $  8.12              1
MULTIMANAGER SMALL CAP GROWTH.........       1.90%           B            $  8.02             --

MULTIMANAGER SMALL CAP VALUE..........       0.50%           B            $ 18.36             --
MULTIMANAGER SMALL CAP VALUE..........       0.95%           B            $ 17.31              4
MULTIMANAGER SMALL CAP VALUE..........       1.20%           B            $ 16.75          3,404
MULTIMANAGER SMALL CAP VALUE..........       1.25%           B            $ 12.58          4,833
MULTIMANAGER SMALL CAP VALUE..........       1.30%           B            $ 12.49          1,478
MULTIMANAGER SMALL CAP VALUE..........       1.35%           B            $ 16.42          1,650
MULTIMANAGER SMALL CAP VALUE..........       1.40%           B            $ 16.31          4,601
MULTIMANAGER SMALL CAP VALUE..........       1.50%           B            $ 12.35          6,348
MULTIMANAGER SMALL CAP VALUE..........       1.55%           B            $ 15.99          1,878
MULTIMANAGER SMALL CAP VALUE..........       1.60%           B            $ 15.89          2,303
MULTIMANAGER SMALL CAP VALUE..........       1.65%           B            $ 12.21          5,724
MULTIMANAGER SMALL CAP VALUE..........       1.70%           B            $ 15.68            612
MULTIMANAGER SMALL CAP VALUE..........       1.80%           B            $ 15.48             28
MULTIMANAGER SMALL CAP VALUE..........       1.90%           B            $ 15.27              5

MULTIMANAGER TECHNOLOGY...............       0.50%           B            $ 12.65             --
MULTIMANAGER TECHNOLOGY...............       0.95%           B            $ 12.14             11
MULTIMANAGER TECHNOLOGY...............       1.20%           B            $ 11.87          1,987
MULTIMANAGER TECHNOLOGY...............       1.25%           B            $ 13.82          2,728
MULTIMANAGER TECHNOLOGY...............       1.30%           B            $ 13.76          3,303
MULTIMANAGER TECHNOLOGY...............       1.35%           B            $ 11.71            551
MULTIMANAGER TECHNOLOGY...............       1.40%           B            $ 11.66          4,626
MULTIMANAGER TECHNOLOGY...............       1.50%           B            $ 13.57          5,506
MULTIMANAGER TECHNOLOGY...............       1.55%           B            $ 11.50          5,183
MULTIMANAGER TECHNOLOGY...............       1.60%           B            $ 11.45          1,814

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2010


                                                                                                                  UNITS
                                                                 CONTRACT                                      OUTSTANDING
                                                                 CHARGES*     SHARE CLASS**     UNIT VALUE       (000S)
                                                                ----------   ---------------   ------------   ------------
MULTIMANAGER TECHNOLOGY......................................       1.65%          B             $ 13.42          5,979
MULTIMANAGER TECHNOLOGY......................................       1.70%          B             $ 11.34            705
MULTIMANAGER TECHNOLOGY......................................       1.80%          B             $ 11.24              7
MULTIMANAGER TECHNOLOGY......................................       1.90%          B             $ 11.14             --

MUTUAL SHARES SECURITIES FUND................................       1.30%       Class 2          $ 10.74             69
MUTUAL SHARES SECURITIES FUND................................       1.55%       Class 2          $ 10.71             19
MUTUAL SHARES SECURITIES FUND................................       1.65%       Class 2          $ 10.70             51
MUTUAL SHARES SECURITIES FUND................................       1.70%       Class 2          $ 10.70              7

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.30%    Advisor Class       $ 12.96            164
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.55%    Advisor Class       $ 12.93             22
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.65%    Advisor Class       $ 12.91             99
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
STRATEGY PORTFOLIO...........................................       1.70%    Advisor Class       $ 12.90             31

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.30%    Advisor Class       $ 11.11            244
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.55%    Advisor Class       $ 11.08             86
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.65%    Advisor Class       $ 11.07            107
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
PORTFOLIO....................................................       1.70%    Advisor Class       $ 11.06             35

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.30%    Advisor Class       $ 10.64            462
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.55%    Advisor Class       $ 10.61            113
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.65%    Advisor Class       $ 10.59            290
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO.........       1.70%    Advisor Class       $ 10.59             75

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.30%    Advisor Class       $ 10.64          1,151
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.55%    Advisor Class       $ 10.61            222
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.65%    Advisor Class       $ 10.60            607
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO........       1.70%    Advisor Class       $ 10.60            288

PROFUND VP BEAR..............................................       1.30%    Common Shares       $  7.84             20
PROFUND VP BEAR..............................................       1.55%    Common Shares       $  7.82              6
PROFUND VP BEAR..............................................       1.65%    Common Shares       $  7.81             26
PROFUND VP BEAR..............................................       1.70%    Common Shares       $  7.81              3

PROFUND VP BIOTECHNOLOGY.....................................       1.30%    Common Shares       $ 10.47             39
PROFUND VP BIOTECHNOLOGY.....................................       1.55%    Common Shares       $ 10.44             13
PROFUND VP BIOTECHNOLOGY.....................................       1.65%    Common Shares       $ 10.42             18
PROFUND VP BIOTECHNOLOGY.....................................       1.70%    Common Shares       $ 10.42              1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.30%       Class II         $ 11.99             71
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.55%       Class II         $ 11.95             43
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.65%       Class II         $ 11.94             38
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......................       1.70%       Class II         $ 11.93              1

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.30%       Class 2          $ 11.95            158
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.55%       Class 2          $ 11.92             43
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.65%       Class 2          $ 11.90             76
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.................       1.70%       Class 2          $ 11.90              3

----------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2010


                                                                                                   UNITS
                                                 CONTRACT                                       OUTSTANDING
                                                 CHARGES*      SHARE CLASS**     UNIT VALUE       (000S)
                                                ----------   ----------------   ------------   ------------
TEMPLETON FOREIGN SECURITIES FUND............       1.30%        Class 2          $ 10.79           158
TEMPLETON FOREIGN SECURITIES FUND............       1.55%        Class 2          $ 10.75            23
TEMPLETON FOREIGN SECURITIES FUND............       1.65%        Class 2          $ 10.74            60
TEMPLETON FOREIGN SECURITIES FUND............       1.70%        Class 2          $ 10.74            23

TEMPLETON GLOBAL BOND SECURITIES FUND........       1.30%        Class 2          $ 11.35           777
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.55%        Class 2          $ 11.32           189
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.65%        Class 2          $ 11.31           437
TEMPLETON GLOBAL BOND SECURITIES FUND........       1.70%        Class 2          $ 11.30            89

TEMPLETON GROWTH SECURITIES FUND.............       1.30%        Class 2          $ 10.30            21
TEMPLETON GROWTH SECURITIES FUND.............       1.55%        Class 2          $ 10.27             4
TEMPLETON GROWTH SECURITIES FUND.............       1.65%        Class 2          $ 10.26            34
TEMPLETON GROWTH SECURITIES FUND.............       1.70%        Class 2          $ 10.26             1

VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.30%    Class S Shares       $ 13.08           327
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.55%    Class S Shares       $ 13.04            95
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.65%    Class S Shares       $ 13.03           135
VAN ECK VIP GLOBAL HARD ASSETS FUND..........       1.70%    Class S Shares       $ 13.02            31

----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                    ALLIANCEBERNSTEIN VPS
                                                       ALL ASSET       BALANCED WEALTH
                                                      ALLOCATION*    STRATEGY PORTFOLIO
                                                     ------------- ----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 27,315           $  5,544
 Expenses:
  Less: Asset-based charges.........................     10,089              7,746
                                                       --------           --------
NET INVESTMENT INCOME (LOSS)........................     17,226             (2,202)
                                                       --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (3,100)             2,320
  Realized gain distribution from The Trusts........     39,375                 --
                                                       --------           --------
 Net realized gain (loss)...........................     36,275              2,320
                                                       --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     98,495             82,744
                                                       --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    134,770             85,064
                                                       --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $151,996           $ 82,862
                                                       ========           ========


                                                      ALLIANCEBERNSTEIN VPS   AMERICAN CENTURY   AMERICAN CENTURY
                                                       INTERNATIONAL GROWTH       VP LARGE          VP MID CAP
                                                            PORTFOLIO           COMPANY VALUE          VALUE
                                                     ----------------------- ------------------ ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $  2,246              $ 2,418            $ 29,682
 Expenses:
  Less: Asset-based charges.........................           5,822                2,166              13,666
                                                            --------              -------            --------
NET INVESTMENT INCOME (LOSS)........................          (3,576)                 252              16,016
                                                            --------              -------            --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............            (755)                (490)              4,713
  Realized gain distribution from The Trusts........              --                   --                  --
                                                            --------              -------            --------
 Net realized gain (loss)...........................            (755)                (490)              4,713
                                                            --------              -------            --------
 Change in unrealized appreciation
  (depreciation) of investments.....................         125,947               30,689             228,547
                                                            --------              -------            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         125,192               30,199             233,260
                                                            --------              -------            --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $121,616              $30,451            $249,276
                                                            ========              =======            ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA AGGRESSIVE   AXA BALANCED   AXA CONSERVATIVE
                                                        ALLOCATION*       STRATEGY*       ALLOCATION*
                                                     ----------------- -------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $    44,530,588   $ 5,504,517      $ 42,174,090
 Expenses:
  Less: Asset-based charges.........................       43,293,007     3,945,554        30,230,383
                                                      ---------------   -----------      ------------
NET INVESTMENT INCOME (LOSS)........................        1,237,581     1,558,963        11,943,707
                                                      ---------------   -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (250,173,315)      807,208        (1,396,274)
  Realized gain distribution from The Trusts........       66,898,067     2,231,150        84,033,297
                                                      ---------------   -----------      ------------
 Net realized gain (loss)...........................     (183,275,248)    3,038,358        82,637,023
                                                      ---------------   -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      488,754,760    25,097,789        19,959,612
                                                      ---------------   -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      305,479,512    28,136,147       102,596,635
                                                      ---------------   -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $   306,717,093   $29,695,110      $114,540,342
                                                      ===============   ===========      ============


                                                      AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE-PLUS
                                                      GROWTH STRATEGY*       STRATEGY*           ALLOCATION*
                                                     ------------------ ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 3,071,346        $1,912,645          $  34,431,142
 Expenses:
  Less: Asset-based charges.........................       2,339,225         1,403,107             25,911,973
                                                         -----------        ----------          -------------
NET INVESTMENT INCOME (LOSS)........................         732,121           509,538              8,519,169
                                                         -----------        ----------          -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         805,874           899,682            (48,205,294)
  Realized gain distribution from The Trusts........       1,271,367           597,700             51,875,170
                                                         -----------        ----------          -------------
 Net realized gain (loss)...........................       2,077,241         1,497,382              3,669,876
                                                         -----------        ----------          -------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      11,327,306         3,082,030            115,049,961
                                                         -----------        ----------          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      13,404,547         4,579,412            118,719,837
                                                         -----------        ----------          -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $14,136,668        $5,088,950          $ 127,239,006
                                                         ===========        ==========          =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       AXA GROWTH     AXA MODERATE      AXA MODERATE
                                                       STRATEGY*      ALLOCATION*     GROWTH STRATEGY*
                                                     ------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $ 5,992,969   $   153,290,909      $13,383,405
 Expenses:
  Less: Asset-based charges.........................    5,747,886       107,351,580        9,741,677
                                                      -----------   ---------------      -----------
NET INVESTMENT INCOME (LOSS)........................      245,083        45,939,329        3,641,728
                                                      -----------   ---------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    1,908,286      (148,671,531)       1,968,626
  Realized gain distribution from The Trusts........    3,271,588       174,676,439        5,425,752
                                                      -----------   ---------------      -----------
 Net realized gain (loss)...........................    5,179,874        26,004,908        7,394,378
                                                      -----------   ---------------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................   40,955,455       505,050,402       72,357,490
                                                      -----------   ---------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   46,135,329       531,055,310       79,751,868
                                                      -----------   ---------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $46,380,412   $   576,994,639      $83,393,596
                                                      ===========   ===============      ===========


                                                      AXA MODERATE-PLUS    AXA TACTICAL   AXA TACTICAL
                                                         ALLOCATION*      MANAGER 2000*   MANAGER 400*
                                                     ------------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   177,666,482     $    7,286      $      315
 Expenses:
  Less: Asset-based charges.........................       156,987,655        132,189         118,638
                                                       ---------------     ----------      ----------
NET INVESTMENT INCOME (LOSS)........................        20,678,827       (124,903)       (118,323)
                                                       ---------------     ----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (314,649,277)        34,113          31,675
  Realized gain distribution from The Trusts........       282,780,244        682,892         499,856
                                                       ---------------     ----------      ----------
 Net realized gain (loss)...........................       (31,869,033)       717,005         531,531
                                                       ---------------     ----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       996,339,245      2,895,878       2,433,989
                                                       ---------------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       964,470,212      3,612,883       2,965,520
                                                       ---------------     ----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $   985,149,039     $3,487,980      $2,847,197
                                                       ===============     ==========      ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                      AXA TACTICAL        BLACKROCK
                                                      AXA TACTICAL       MANAGER      GLOBAL ALLOCATION
                                                      MANAGER 500*   INTERNATIONAL*       V.I. FUND
                                                     -------------- ---------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  124,291      $  228,258        $  209,675
 Expenses:
  Less: Asset-based charges.........................      280,397         241,286           137,558
                                                       ----------      ----------        ----------
NET INVESTMENT INCOME (LOSS)........................     (156,106)        (13,028)           72,117
                                                       ----------      ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       19,089          (6,678)          (17,244)
  Realized gain distribution from The Trusts........      874,415         100,721           113,888
                                                       ----------      ----------        ----------
 Net realized gain (loss)...........................      893,504          94,043            96,644
                                                       ----------      ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    4,055,677       3,313,728         1,231,110
                                                       ----------      ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    4,949,181       3,407,771         1,327,754
                                                       ----------      ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $4,793,075      $3,394,743        $1,399,871
                                                       ==========      ==========        ==========


                                                          BLACKROCK
                                                      LARGE CAP GROWTH   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          V.I. FUND         INTERNATIONAL*       SMALL CAP GROWTH*
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $  7,387           $ 14,515,985          $      1,014
 Expenses:
  Less: Asset-based charges.........................         9,645              9,517,838             5,402,813
                                                          --------           ------------          ------------
NET INVESTMENT INCOME (LOSS)........................        (2,258)             4,998,147            (5,401,799)
                                                          --------           ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           803            (75,518,603)          (10,937,416)
  Realized gain distribution from The Trusts........            --                     --                    --
                                                          --------           ------------          ------------
 Net realized gain (loss)...........................           803            (75,518,603)          (10,937,416)
                                                          --------           ------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................       174,217             91,853,963           121,150,323
                                                          --------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       175,020             16,335,360           110,212,907
                                                          --------           ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $172,762           $ 21,333,507          $104,811,108
                                                          ========           ============          ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                               EQ/BLACKROCK     EQ/BLACKROCK
                                                         EQ/AXA FRANKLIN        BASIC VALUE     INTERNATIONAL
                                                      SMALL CAP VALUE CORE*       EQUITY*          VALUE*
                                                     ----------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    215,481         $ 10,111,164     $  5,328,761
 Expenses:
  Less: Asset-based charges.........................         1,653,021           11,349,170       10,325,684
                                                          ------------         ------------     ------------
NET INVESTMENT INCOME (LOSS)........................        (1,437,540)          (1,238,006)      (4,996,923)
                                                          ------------         ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,335,672          (24,211,249)     (46,214,094)
  Realized gain distribution from The Trusts........                --                   --               --
                                                          ------------         ------------     ------------
 Net realized gain (loss)...........................         2,335,672          (24,211,249)     (46,214,094)
                                                          ------------         ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................        22,255,032          107,145,393       79,693,302
                                                          ------------         ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................        24,590,704           82,934,144       33,479,208
                                                          ------------         ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $ 23,153,164         $ 81,696,138     $ 28,482,285
                                                          ============         ============     ============


                                                      EQ/BOSTON ADVISORS   EQ/CALVERT SOCIALLY      EQ/CAPITAL
                                                        EQUITY INCOME*         RESPONSIBLE*      GUARDIAN GROWTH*
                                                     -------------------- --------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  4,615,501         $    21,881         $ 1,268,745
 Expenses:
  Less: Asset-based charges.........................        2,730,596             654,297           4,697,162
                                                         ------------         -----------         -----------
NET INVESTMENT INCOME (LOSS)........................        1,884,905            (632,416)         (3,428,417)
                                                         ------------         -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (13,445,593)         (2,591,833)         (6,346,066)
  Realized gain distribution from The Trusts........               --                  --                  --
                                                         ------------         -----------         -----------
 Net realized gain (loss)...........................      (13,445,593)         (2,591,833)         (6,346,066)
                                                         ------------         -----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................       37,462,138           7,974,772          43,790,728
                                                         ------------         -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       24,016,545           5,382,939          37,444,662
                                                         ------------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 25,901,450         $ 4,750,523         $34,016,245
                                                         ============         ===========         ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          EQ/CAPITAL          EQ/COMMON         EQ/CORE
                                                      GUARDIAN RESEARCH*    STOCK INDEX*      BOND INDEX*
                                                     -------------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  6,293,359       $  9,559,656     $ 24,137,575
 Expenses:
  Less: Asset-based charges.........................       12,333,346         10,993,051       15,689,549
                                                         ------------       ------------     ------------
NET INVESTMENT INCOME (LOSS)........................       (6,039,987)        (1,433,395)       8,448,026
                                                         ------------       ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       (9,628,458)       (23,550,500)     (27,611,329)
  Realized gain distribution from The Trusts........               --                 --               --
                                                         ------------       ------------     ------------
 Net realized gain (loss)...........................       (9,628,458)       (23,550,500)     (27,611,329)
                                                         ------------       ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      129,006,990        126,777,315       62,747,112
                                                         ------------       ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      119,378,532        103,226,815       35,135,783
                                                         ------------       ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $113,338,545       $101,793,420     $ 43,583,809
                                                         ============       ============     ============


                                                       EQ/DAVIS NEW       EQ/EQUITY        EQ/EQUITY
                                                       YORK VENTURE*     500 INDEX*      GROWTH PLUS*
                                                     ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,713,279     $ 16,461,961     $  3,497,518
 Expenses:
  Less: Asset-based charges.........................      5,051,266       16,836,990       18,057,206
                                                       ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................     (2,337,987)        (375,029)     (14,559,688)
                                                       ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (14,273,215)     (24,017,262)     (22,200,303)
  Realized gain distribution from The Trusts........             --               --               --
                                                       ------------     ------------     ------------
 Net realized gain (loss)...........................    (14,273,215)     (24,017,262)     (22,200,303)
                                                       ------------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................     49,500,530      164,923,811      192,797,317
                                                       ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     35,227,315      140,906,549      170,597,014
                                                       ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 32,889,328     $140,531,520     $156,037,326
                                                       ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/FRANKLIN         EQ/FRANKLIN         EQ/GAMCO MERGERS
                                                      CORE BALANCED*   TEMPLETON ALLOCATION*   AND ACQUISITIONS*
                                                     ---------------- ----------------------- -------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 16,219,176        $ 26,180,060           $        --
 Expenses:
  Less: Asset-based charges.........................      8,293,537          20,022,865             2,295,384
                                                       ------------        ------------           -----------
NET INVESTMENT INCOME (LOSS)........................      7,925,639           6,157,195            (2,295,384)
                                                       ------------        ------------           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (48,297,438)        (48,402,797)              120,706
  Realized gain distribution from The Trusts........             --                  --             4,427,035
                                                       ------------        ------------           -----------
 Net realized gain (loss)...........................    (48,297,438)        (48,402,797)            4,547,741
                                                       ------------        ------------           -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     89,802,920         152,079,246             9,750,229
                                                       ------------        ------------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     41,505,482         103,676,449            14,297,970
                                                       ------------        ------------           -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 49,431,121        $109,833,644           $12,002,586
                                                       ============        ============           ===========


                                                      EQ/GAMCO SMALL      EQ/GLOBAL          EQ/GLOBAL
                                                      COMPANY VALUE*     BOND PLUS*     MULTI-SECTOR EQUITY*
                                                     ---------------- ---------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  2,604,098     $ 13,120,957       $ 11,935,887
 Expenses:
  Less: Asset-based charges.........................     10,274,484        6,709,165         16,007,507
                                                       ------------     ------------       ------------
NET INVESTMENT INCOME (LOSS)........................     (7,670,386)       6,411,792         (4,071,620)
                                                       ------------     ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      7,145,762      (11,435,204)       (93,814,827)
  Realized gain distribution from The Trusts........             --               --                 --
                                                       ------------     ------------       ------------
 Net realized gain (loss)...........................      7,145,762      (11,435,204)       (93,814,827)
                                                       ------------     ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    194,551,939       24,553,768        195,853,821
                                                       ------------     ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    201,697,701       13,118,564        102,038,994
                                                       ------------     ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $194,027,315     $ 19,530,356       $ 97,967,374
                                                       ============     ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/INTERMEDIATE
                                                        GOVERNMENT     EQ/INTERNATIONAL
                                                        BOND INDEX*       CORE PLUS*      EQ/INTERNATIONAL ETF*
                                                     ---------------- ------------------ -----------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 4,722,829       $ 13,216,952           $ 61,648
 Expenses:
  Less: Asset-based charges.........................     5,672,939         10,880,657              8,363
                                                       -----------       ------------           --------
NET INVESTMENT INCOME (LOSS)........................      (950,110)         2,336,295             53,285
                                                       -----------       ------------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        11,700        (38,528,670)             1,292
  Realized gain distribution from The Trusts........            --                 --             76,577
                                                       -----------       ------------           --------
 Net realized gain (loss)...........................        11,700        (38,528,670)            77,869
                                                       -----------       ------------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................    10,662,192         90,147,494            137,277
                                                       -----------       ------------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    10,673,892         51,618,824            215,146
                                                       -----------       ------------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 9,723,782       $ 53,955,119           $268,431
                                                       ===========       ============           ========


                                                      EQ/INTERNATIONAL        EQ/JPMORGAN         EQ/LARGE CAP
                                                           GROWTH*       VALUE OPPORTUNITIES*      CORE PLUS*
                                                     ------------------ ----------------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,933,525        $  3,448,904          $ 1,501,632
 Expenses:
  Less: Asset-based charges.........................       4,473,461           3,779,599            2,205,573
                                                        ------------        ------------          -----------
NET INVESTMENT INCOME (LOSS)........................      (1,539,936)           (330,695)            (703,941)
                                                        ------------        ------------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (12,960,436)        (15,337,191)          (5,405,163)
  Realized gain distribution from The Trusts........              --                  --           11,355,608
                                                        ------------        ------------          -----------
 Net realized gain (loss)...........................     (12,960,436)        (15,337,191)           5,950,445
                                                        ------------        ------------          -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................      54,538,719          42,809,362           12,483,696
                                                        ------------        ------------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      41,578,283          27,472,171           18,434,141
                                                        ------------        ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 40,038,347        $ 27,141,476          $17,730,200

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH INDEX*   GROWTH PLUS*    VALUE INDEX*
                                                     --------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,996,632    $   923,544     $  1,676,709
 Expenses:
  Less: Asset-based charges.........................     4,595,904      3,588,545        1,619,259
                                                       -----------    -----------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,599,272)    (2,665,001)          57,450
                                                       -----------    -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     4,081,061     (2,058,115)     (17,662,023)
  Realized gain distribution from The Trusts........            --             --               --
                                                       -----------    -----------     ------------
 Net realized gain (loss)...........................     4,081,061     (2,058,115)     (17,662,023)
                                                       -----------    -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    39,038,701     34,373,610       31,190,003
                                                       -----------    -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    43,119,762     32,315,495       13,527,980
                                                       -----------    -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $41,520,490    $29,650,494     $ 13,585,430
                                                       ===========    ===========     ============


                                                       EQ/LARGE CAP      EQ/LORD ABBETT     EQ/LORD ABBETT
                                                        VALUE PLUS*    GROWTH AND INCOME*   LARGE CAP CORE*
                                                     ---------------- -------------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 12,754,270       $   659,063        $   660,458
 Expenses:
  Less: Asset-based charges.........................     16,326,572         2,001,383          2,490,176
                                                       ------------       -----------        -----------
NET INVESTMENT INCOME (LOSS)........................     (3,572,302)       (1,342,320)        (1,829,718)
                                                       ------------       -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (79,295,631)       (8,933,820)           764,286
  Realized gain distribution from The Trusts........             --                --                 --
                                                       ------------       -----------        -----------
 Net realized gain (loss)...........................    (79,295,631)       (8,933,820)           764,286
                                                       ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    201,532,934        30,082,515         21,860,374
                                                       ------------       -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    122,237,303        21,148,695         22,624,660
                                                       ------------       -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $118,665,001       $19,806,375        $20,794,942
                                                       ============       ===========        ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                        EQ/MID CAP       EQ/MID CAP
                                                          INDEX*        VALUE PLUS*     EQ/MONEY MARKET*
                                                     --------------- ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $  4,911,604    $  10,546,927      $     12,568
 Expenses:
  Less: Asset-based charges.........................      9,715,949       15,774,449        11,474,003
                                                       ------------    -------------      ------------
NET INVESTMENT INCOME (LOSS)........................     (4,804,345)      (5,227,522)      (11,461,435)
                                                       ------------    -------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (53,827,554)    (124,431,143)          (34,619)
  Realized gain distribution from The Trusts........             --               --                --
                                                       ------------    -------------      ------------
 Net realized gain (loss)...........................    (53,827,554)    (124,431,143)          (34,619)
                                                       ------------    -------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    203,223,970      332,475,742            93,700
                                                       ------------    -------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    149,396,416      208,044,599            59,081
                                                       ------------    -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $144,592,071    $ 202,817,077      $(11,402,354)
                                                       ============    =============      ============


                                                         EQ/MONTAG &     EQ/MORGAN STANLEY   EQ/MUTUAL LARGE
                                                      CALDWELL GROWTH*    MID CAP GROWTH*      CAP EQUITY*
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $   944,317       $    545,198       $  4,100,540
 Expenses:
  Less: Asset-based charges.........................       2,506,849          7,028,661          3,414,320
                                                         -----------       ------------       ------------
NET INVESTMENT INCOME (LOSS)........................      (1,562,532)        (6,483,463)           686,220
                                                         -----------       ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............      (3,832,437)         1,711,327        (15,707,826)
  Realized gain distribution from The Trusts........              --            428,383                 --
                                                         -----------       ------------       ------------
 Net realized gain (loss)...........................      (3,832,437)         2,139,710        (15,707,826)
                                                         -----------       ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      15,990,596        134,660,911         36,768,566
                                                         -----------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      12,158,159        136,800,621         21,060,740
                                                         -----------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $10,595,627       $130,317,158       $ 21,746,960
                                                         ===========       ============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      EQ/OPPENHEIMER  EQ/PIMCO ULTRA     EQ/QUALITY
                                                         GLOBAL*        SHORT BOND*      BOND PLUS*
                                                     --------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 1,219,794     $  4,515,481     $ 60,620,494
 Expenses:
  Less: Asset-based charges.........................     2,814,784       21,175,933        8,491,659
                                                       -----------     ------------     ------------
NET INVESTMENT INCOME (LOSS)........................    (1,594,990)     (16,660,452)      52,128,835
                                                       -----------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,794,188)     (32,817,732)      (6,003,038)
  Realized gain distribution from The Trusts........            --               --               --
                                                       -----------     ------------     ------------
 Net realized gain (loss)...........................    (5,794,188)     (32,817,732)      (6,003,038)
                                                       -----------     ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    31,989,119       40,441,026      (19,985,136)
                                                       -----------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    26,194,931        7,623,294      (25,988,174)
                                                       -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $24,599,941     $ (9,037,158)    $ 26,140,661
                                                       ===========     ============     ============


                                                         EQ/SMALL      EQ/T. ROWE PRICE    EQ/TEMPLETON
                                                      COMPANY INDEX*     GROWTH STOCK*    GLOBAL EQUITY*
                                                     ---------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................  $  4,317,793      $     1,048        $  2,670,539
 Expenses:
  Less: Asset-based charges.........................     6,578,496        4,925,571           2,729,248
                                                      ------------      -----------        ------------
NET INVESTMENT INCOME (LOSS)........................    (2,260,703)      (4,924,523)            (58,709)
                                                      ------------      -----------        ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............   (24,935,414)      (2,732,322)        (11,950,986)
  Realized gain distribution from The Trusts........            --               --                  --
                                                      ------------      -----------        ------------
 Net realized gain (loss)...........................   (24,935,414)      (2,732,322)        (11,950,986)
                                                      ------------      -----------        ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................   125,792,660       56,083,078          23,739,286
                                                      ------------      -----------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................   100,857,246       53,350,756          11,788,300
                                                      ------------      -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................  $ 98,596,543      $48,426,233        $ 11,729,591
                                                      ============      ===========        ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                        EQ/WELLS FARGO
                                                      EQ/UBS GROWTH &   EQ/VAN KAMPEN     ADVANTAGE
                                                          INCOME*         COMSTOCK*     OMEGA GROWTH*
                                                     ----------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   473,390      $ 2,744,724      $    43,760
 Expenses:
  Less: Asset-based charges.........................       967,411        3,285,608        4,895,386
                                                       -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS)........................      (494,021)        (540,884)      (4,851,626)
                                                       -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (2,127,239)      (9,464,917)       2,820,414
  Realized gain distribution from The Trusts........            --               --       10,624,227
                                                       -----------      -----------      -----------
 Net realized gain (loss)...........................    (2,127,239)      (9,464,917)      13,444,641
                                                       -----------      -----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................     9,628,253       37,945,921       44,175,021
                                                       -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     7,501,014       28,481,004       57,619,662
                                                       -----------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 7,006,993      $27,940,120      $52,768,036
                                                       ===========      ===========      ===========


                                                       FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                       ASSET MANAGER:     CONTRAFUND(R)        MID CAP
                                                      GROWTH PORTFOLIO      PORTFOLIO         PORTFOLIO
                                                     ------------------ ----------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 5,732           $   92,429         $  5,522
 Expenses:
  Less: Asset-based charges.........................        6,182               68,556           23,846
                                                          -------           ----------         --------
NET INVESTMENT INCOME (LOSS)........................         (450)              23,873          (18,324)
                                                          -------           ----------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        5,792               24,252           18,636
  Realized gain distribution from The Trusts........        2,389               17,563            7,314
                                                          -------           ----------         --------
 Net realized gain (loss)...........................        8,181               41,815           25,950
                                                          -------           ----------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       56,550            1,304,990          519,941
                                                          -------           ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       64,731            1,346,805          545,891
                                                          -------           ----------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $64,281           $1,370,678         $527,567
                                                          =======           ==========         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       FIDELITY(R) VIP       FRANKLIN          FRANKLIN
                                                          STRATEGIC           INCOME       STRATEGIC INCOME
                                                      INCOME PORTFOLIO   SECURITIES FUND    SECURITIES FUND
                                                     ------------------ ----------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $ 274,156          $ 29,939           $ 76,098
 Expenses:
  Less: Asset-based charges.........................        38,376            14,963             29,944
                                                         ---------          --------           --------
NET INVESTMENT INCOME (LOSS)........................       235,780            14,976             46,154
                                                         ---------          --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............        16,322            (2,591)             7,038
  Realized gain distribution from The Trusts........       146,840                --                 --
                                                         ---------          --------           --------
 Net realized gain (loss)...........................       163,162            (2,591)             7,038
                                                         ---------          --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      (218,791)          158,862            113,388
                                                         ---------          --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       (55,629)          156,271            120,426
                                                         ---------          --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 180,151          $171,247           $166,580
                                                         =========          ========           ========


                                                      FRANKLIN TEMPLETON VIP   GOLDMAN SACHS   INVESCO V.I.
                                                          FOUNDING FUNDS        VIT MID CAP      FINANCIAL
                                                          ALLOCATION FUND        VALUE FUND    SERVICES FUND
                                                     ------------------------ --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................          $20,874            $ 12,367        $     --
 Expenses:
  Less: Asset-based charges.........................            5,690              16,424           4,152
                                                              -------            --------        --------
NET INVESTMENT INCOME (LOSS)........................           15,184              (4,057)         (4,152)
                                                              -------            --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............              780              20,694         (12,347)
  Realized gain distribution from The Trusts........               79                  --              --
                                                              -------            --------        --------
 Net realized gain (loss)...........................              859              20,694         (12,347)
                                                              -------            --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................           54,429             366,648          41,149
                                                              -------            --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................           55,288             387,342          28,802
                                                              -------            --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................          $70,472            $383,285        $ 24,650
                                                              =======            ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      INVESCO V.I.   INVESCO V.I.
                                                      GLOBAL REAL   INTERNATIONAL   INVESCO V.I.
                                                      ESTATE FUND    GROWTH FUND    LEISURE FUND
                                                     ------------- --------------- --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $139,364       $ 38,390       $   404
 Expenses:
  Less: Asset-based charges.........................      25,758         19,621           756
                                                        --------       --------       -------
NET INVESTMENT INCOME (LOSS)........................     113,606         18,769          (352)
                                                        --------       --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       6,434          3,607           628
  Realized gain distribution from The Trusts........          --             --            --
                                                        --------       --------       -------
 Net realized gain (loss)...........................       6,434          3,607           628
                                                        --------       --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     299,536        336,872        12,057
                                                        --------       --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     305,970        340,479        12,685
                                                        --------       --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $419,576       $359,248       $12,333
                                                        ========       ========       =======


                                                      INVESCO V.I.   INVESCO V.I.   IVY FUNDS VIP
                                                      MID CAP CORE     SMALL CAP       DIVIDEND
                                                       EQUITY FUND    EQUITY FUND   OPPORTUNITIES
                                                     -------------- -------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,437       $     --        $  7,735
 Expenses:
  Less: Asset-based charges.........................       7,048          5,405          22,117
                                                        --------       --------        --------
NET INVESTMENT INCOME (LOSS)........................      (4,611)        (5,405)        (14,382)
                                                        --------       --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       2,876        (25,501)         (2,123)
  Realized gain distribution from The Trusts........          --             --              --
                                                        --------       --------        --------
 Net realized gain (loss)...........................       2,876        (25,501)         (2,123)
                                                        --------       --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     118,073        141,132         511,615
                                                        --------       --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     120,949        115,631         509,492
                                                        --------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $116,338       $110,226        $495,110
                                                        ========       ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                       IVY FUNDS VIP
                                                      IVY FUNDS VIP   GLOBAL NATURAL   IVY FUNDS VIP
                                                          ENERGY         RESOURCES      HIGH INCOME
                                                     --------------- ---------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  1,177         $     --         $140,573
 Expenses:
  Less: Asset-based charges.........................      13,097           26,243           50,818
                                                        --------         --------         --------
NET INVESTMENT INCOME (LOSS)........................     (11,920)         (26,243)          89,755
                                                        --------         --------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (22,116)         (23,831)          22,354
  Realized gain distribution from The Trusts........          --               --               --
                                                        --------         --------         --------
 Net realized gain (loss)...........................     (22,116)         (23,831)          22,354
                                                        --------         --------         --------
 Change in unrealized appreciation
  (depreciation) of investments.....................     468,805          824,015          397,231
                                                        --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     446,689          800,184          419,585
                                                        --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $434,769         $773,941         $509,340
                                                        ========         ========         ========


                                                                       IVY FUNDS VIP   IVY FUNDS VIP
                                                       IVY FUNDS VIP    SCIENCE AND      SMALL CAP
                                                      MID CAP GROWTH     TECHNOLOGY        GROWTH
                                                     ---------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $    220         $     --        $     --
 Expenses:
  Less: Asset-based charges.........................       21,957           17,200          20,635
                                                         --------         --------        --------
NET INVESTMENT INCOME (LOSS)........................      (21,737)         (17,200)        (20,635)
                                                         --------         --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       10,693            7,900           6,893
  Realized gain distribution from The Trusts........           --           27,991              --
                                                         --------         --------        --------
 Net realized gain (loss)...........................       10,693           35,891           6,893
                                                         --------         --------        --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      663,279          226,046         614,001
                                                         --------         --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      673,972          261,937         620,894
                                                         --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $652,235         $244,737        $600,259
                                                         ========         ========        ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                      LAZARD RETIREMENT
                                                      EMERGING MARKETS   MFS(R) INTERNATIONAL     MFS(R) INVESTORS
                                                      EQUITY PORTFOLIO      VALUE PORTFOLIO     GROWTH STOCK SERIES
                                                     ------------------ ---------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $  128,734            $  5,607              $    431
 Expenses:
  Less: Asset-based charges.........................         64,655              25,679                 8,449
                                                         ----------            --------              --------
NET INVESTMENT INCOME (LOSS)........................         64,079             (20,072)               (8,018)
                                                         ----------            --------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         33,247               1,780                 1,529
  Realized gain distribution from The Trusts........             --                  --                    --
                                                         ----------            --------              --------
 Net realized gain (loss)...........................         33,247               1,780                 1,529
                                                         ----------            --------              --------
 Change in unrealized appreciation
  (depreciation) of investments.....................      1,144,429             405,374               192,276
                                                         ----------            --------              --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      1,177,676             407,154               193,805
                                                         ----------            --------              --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $1,241,755            $387,082              $185,787
                                                         ==========            ========              ========


                                                      MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                        TRUST SERIES         PORTFOLIO            SERIES
                                                     ------------------ ------------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $    214            $     --           $ 10,742
 Expenses:
  Less: Asset-based charges.........................         5,149              10,172             10,421
                                                          --------            --------           --------
NET INVESTMENT INCOME (LOSS)........................        (4,935)            (10,172)               321
                                                          --------            --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         2,000              (6,570)             3,866
  Realized gain distribution from The Trusts........            --                  --                 --
                                                          --------            --------           --------
 Net realized gain (loss)...........................         2,000              (6,570)             3,866
                                                          --------            --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       109,869             204,827            151,823
                                                          --------            --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       111,869             198,257            155,689
                                                          --------            --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $106,934            $188,085           $156,010
                                                         =========            ========           ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                                           MULTIMANAGER
                                                         MULTIMANAGER      MULTIMANAGER    INTERNATIONAL
                                                      AGGRESSIVE EQUITY*    CORE BOND*        EQUITY*
                                                     -------------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $  2,364,472       $31,775,405     $ 12,623,083
 Expenses:
  Less: Asset-based charges.........................       5,665,226        16,806,062        6,316,264
                                                        ------------       -----------     ------------
NET INVESTMENT INCOME (LOSS)........................      (3,300,754)       14,969,343        6,306,819
                                                        ------------       -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............     (10,011,442)       16,880,712      (30,024,963)
  Realized gain distribution from The Trusts........              --        15,063,964               --
                                                        ------------       -----------     ------------
 Net realized gain (loss)...........................     (10,011,442)       31,944,676      (30,024,963)
                                                        ------------       -----------     ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................      67,064,699         2,327,617       44,641,850
                                                        ------------       -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................      57,053,257        34,272,293       14,616,887
                                                        ------------       -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $ 53,752,503       $49,241,636     $ 20,923,706
                                                        ============       ===========     ============


                                                       MULTIMANAGER
                                                         LARGE CAP      MULTIMANAGER      MULTIMANAGER
                                                       CORE EQUITY*   LARGE CAP VALUE*   MID CAP GROWTH*
                                                      -------------- ------------------ ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $   371,294      $  3,247,164      $         --
 Expenses:
  Less: Asset-based charges.........................     1,980,784         5,507,594         4,486,343
                                                       -----------      ------------      ------------
NET INVESTMENT INCOME (LOSS)........................    (1,609,490)       (2,260,430)       (4,486,343)
                                                       -----------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (5,914,448)      (20,081,892)      (11,872,172)
  Realized gain distribution from The Trusts........            --                --                --
                                                       -----------      ------------      ------------
 Net realized gain (loss)...........................    (5,914,448)      (20,081,892)      (11,872,172)
                                                       -----------      ------------      ------------
 Change in unrealized appreciation
  (depreciation) of investments.....................    20,335,514        63,553,047        86,729,962
                                                       -----------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    14,421,066        43,471,155        74,857,790
                                                       -----------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $12,811,576      $ 41,210,725      $ 70,371,447
                                                       ===========      ============      ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       MULTIMANAGER       MULTIMANAGER       MULTIMANAGER
                                                      MID CAP VALUE*   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                     ---------------- ------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $ 2,783,059       $ 16,177,114        $        --
 Expenses:
  Less: Asset-based charges.........................     5,264,609          9,037,475          3,035,539
                                                       -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS)........................    (2,481,550)         7,139,639         (3,035,539)
                                                       -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (7,974,382)       (43,869,658)        (9,987,140)
  Realized gain distribution from The Trusts........            --                 --                 --
                                                       -----------       ------------        -----------
 Net realized gain (loss)...........................    (7,974,382)       (43,869,658)        (9,987,140)
                                                       -----------       ------------        -----------
 Change in unrealized appreciation
  (depreciation) of investments.....................    86,985,030         66,814,688         61,443,500
                                                       -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................    79,010,648         22,945,030         51,456,360
                                                       -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $76,529,098       $ 30,084,669        $48,420,821
                                                       ===========       ============        ===========


                                                        MULTIMANAGER    MULTIMANAGER    MUTUAL SHARES
                                                      SMALL CAP VALUE    TECHNOLOGY    SECURITIES FUND
                                                     ----------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................   $    627,468     $        --        $ 6,898
 Expenses:
  Less: Asset-based charges.........................      6,213,063       5,350,390          5,893
                                                       ------------     -----------        -------
NET INVESTMENT INCOME (LOSS)........................     (5,585,595)     (5,350,390)         1,005
                                                       ------------     -----------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............    (39,496,152)      8,933,618            (68)
  Realized gain distribution from The Trusts........             --              --             --
                                                       ------------     -----------        -------
 Net realized gain (loss)...........................    (39,496,152)      8,933,618            (68)
                                                       ------------     -----------        -------
 Change in unrealized appreciation
  (depreciation) of investments.....................    132,997,447      49,871,744         78,050
                                                       ------------     -----------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     93,501,295      58,805,362         77,982
                                                       ------------     -----------        -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................   $ 87,915,700     $53,454,972        $78,987
                                                       ============     ===========        =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                          PIMCO VARIABLE        PIMCO VARIABLE     PIMCO VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                      COMMODITYREALRETURN(R)   EMERGING MARKETS     REAL RETURN
                                                        STRATEGY PORTFOLIO      BOND PORTFOLIO       PORTFOLIO
                                                     ------------------------ ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................         $224,484              $101,140           $111,916
 Expenses:
  Less: Asset-based charges.........................           20,197                31,772             53,965
                                                             --------              --------           --------
NET INVESTMENT INCOME (LOSS)........................          204,287                69,368             57,951
                                                             --------              --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............           (3,804)               33,647             25,810
  Realized gain distribution from The Trusts........           61,851                    --              9,017
                                                             --------              --------           --------
 Net realized gain (loss)...........................           58,047                33,647             34,827
                                                             --------              --------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................          350,502               (12,577)           (50,511)
                                                             --------              --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          408,549                21,070            (15,684)
                                                             --------              --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $612,836              $ 90,438           $ 42,267
                                                             ========              ========           ========


                                                      PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                       TOTAL RETURN    PROFUND VP    PROFUND VP
                                                         PORTFOLIO        BEAR      BIOTECHNOLOGY
                                                     ---------------- ------------ --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................    $ 686,369      $     --       $    --
 Expenses:
  Less: Asset-based charges.........................      126,821         3,972         3,975
                                                        ---------      --------       -------
NET INVESTMENT INCOME (LOSS)........................      559,548        (3,972)       (3,975)
                                                        ---------      --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............       23,645       (14,568)       (2,698)
  Realized gain distribution from The Trusts........      180,733            --            --
                                                        ---------      --------       -------
 Net realized gain (loss)...........................      204,378       (14,568)       (2,698)
                                                        ---------      --------       -------
 Change in unrealized appreciation
  (depreciation) of investments.....................     (666,627)      (62,175)       27,806
                                                        ---------      --------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................     (462,249)      (76,743)       25,108
                                                        ---------      --------       -------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................    $  97,299      $(80,715)      $21,133
                                                        =========      ========       =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                       T. ROWE PRICE         TEMPLETON
                                                      HEALTH SCIENCES   DEVELOPING MARKETS
                                                         PORTFOLIO        SECURITIES FUND
                                                     ----------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................     $      --           $ 16,837
 Expenses:
  Less: Asset-based charges.........................        10,824             18,021
                                                         ---------           --------
NET INVESTMENT INCOME (LOSS)........................       (10,824)            (1,184)
                                                         ---------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,136              2,508
  Realized gain distribution from The Trusts........            --                 --
                                                         ---------           --------
 Net realized gain (loss)...........................         1,136              2,508
                                                         ---------           --------
 Change in unrealized appreciation
  (depreciation) of investments.....................       172,997            363,435
                                                         ---------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       174,133            365,943
                                                         ---------           --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................     $ 163,309           $364,759
                                                         =========           ========


                                                      TEMPLETON FOREIGN     TEMPLETON GLOBAL
                                                       SECURITIES FUND    BOND SECURITIES FUND
                                                     ------------------- ---------------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................      $ 13,075             $  58,397
 Expenses:
  Less: Asset-based charges.........................        14,534                89,468
                                                          --------             ---------
NET INVESTMENT INCOME (LOSS)........................        (1,459)              (31,071)
                                                          --------             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............         1,659                26,536
  Realized gain distribution from The Trusts........            --                10,564
                                                          --------             ---------
 Net realized gain (loss)...........................         1,659                37,100
                                                          --------             ---------
 Change in unrealized appreciation
  (depreciation) of investments.....................       264,898               580,760
                                                          --------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       266,557               617,860
                                                          --------             ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $265,098             $ 586,789
                                                          ========             =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2010


                                                                              VAN ECK VIP
                                                        TEMPLETON GROWTH      GLOBAL HARD
                                                         SECURITIES FUND      ASSETS FUND
                                                       ------------------   --------------
INCOME AND EXPENSES:
 Investment Income:
  Dividends from The Trusts.........................        $ 3,269           $      175
 Expenses:
  Less: Asset-based charges.........................          3,804               34,446
                                                            -------           ----------
NET INVESTMENT INCOME (LOSS)........................           (535)             (34,271)
                                                            -------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain (loss) on investments...............             42                9,870
  Realized gain distribution from The Trusts........             --                   --
                                                            -------           ----------
 Net realized gain (loss)...........................             42                9,870
                                                            -------           ----------
 Change in unrealized appreciation
  (depreciation) of investments.....................         46,348            1,322,197
                                                            -------           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................         46,390            1,332,067
                                                            -------           ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................        $45,855           $1,297,796
                                                            =======           ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                              ALLIANCEBERNSTEIN VPS
                                                          ALL ASSET              BALANCED WEALTH
                                                       ALLOCATION* (b)       STRATEGY PORTFOLIO (c)
                                                  ------------------------- ------------------------
                                                       2010         2009              2010
                                                  -------------- ---------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   17,226    $   222          $  (2,202)
 Net realized gain (loss) on investments.........       36,275        150              2,320
 Change in unrealized appreciation
  (depreciation) of investments..................       98,495        196             82,744
                                                    ----------    -------          ---------
 Net Increase (decrease) in net assets from
  operations.....................................      151,996        568             82,862
                                                    ----------    -------          ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    1,556,159         --          1,019,897
  Transfers between funds including
   guaranteed interest account, net..............       38,996         --            919,382
  Transfers for contract benefits and
   terminations..................................      (17,798)        --             (4,561)
  Contract maintenance charges...................           --         --                 --
                                                    ----------    -------          ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,577,357         --          1,934,718
                                                    ----------    -------          ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           58      9,942                 83
                                                    ----------    -------          ---------
INCREASE (DECREASE) IN NET ASSETS................    1,729,411     10,510          2,017,663
NET ASSETS -- BEGINNING OF PERIOD................       10,510         --                 --
                                                    ----------    -------          ---------
NET ASSETS -- END OF PERIOD......................   $1,739,921    $10,510          $2,017,663
                                                    ==========    =======          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          176         --                 --
 Redeemed........................................          (26)        --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................          150         --                 --
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS B
 Issued..........................................           --         --                189
 Redeemed........................................           --         --                 (5)
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                184
                                                    ==========    =======          =========
UNIT ACTIVITY CLASS II
 Issued..........................................           --         --                 --
 Redeemed........................................           --         --                 --
                                                    ----------    -------          ---------
 Net Increase (Decrease).........................           --         --                 --
                                                    ==========    =======          =========


                                                   ALLIANCEBERNSTEIN VPS
                                                       INTERNATIONAL         AMERICAN CENTURY VP
                                                    GROWTH PORTFOLIO (c)   LARGE COMPANY VALUE (c)
                                                  ----------------------- ------------------------
                                                            2010                    2010
                                                  ----------------------- ------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (3,576)                $   252
 Net realized gain (loss) on investments.........            (755)                   (490)
 Change in unrealized appreciation
  (depreciation) of investments..................         125,947                  30,689
                                                        ---------                 -------
 Net Increase (decrease) in net assets from
  operations.....................................         121,616                  30,451
                                                        ---------                 -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       1,306,392                 332,505
  Transfers between funds including
   guaranteed interest account, net..............         209,685                  22,713
  Transfers for contract benefits and
   terminations..................................         (17,198)                   (570)
  Contract maintenance charges...................              --                      --
                                                        ---------                 -------
 Net increase (decrease) in net assets from
  contractowners transactions....................       1,498,879                 354,648
                                                        ---------                 -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             200                      13
                                                        ---------                 -------
INCREASE (DECREASE) IN NET ASSETS................       1,620,695                 385,112
NET ASSETS -- BEGINNING OF PERIOD................              --                      --
                                                        ---------                 -------
NET ASSETS -- END OF PERIOD......................       $1,620,695                $385,112
                                                        ==========                ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                      --
 Redeemed........................................              --                      --
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS B
 Issued..........................................             146                      --
 Redeemed........................................              (2)                     --
                                                        ---------                 -------
 Net Increase (Decrease).........................             144                      --
                                                        =========                 =======
UNIT ACTIVITY CLASS II
 Issued..........................................              --                      38
 Redeemed........................................              --                      (3)
                                                        ---------                 -------
 Net Increase (Decrease).........................              --                      35
                                                        =========                 =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        AMERICAN CENTURY VP                    AXA AGGRESSIVE
                                                         MID CAP VALUE (b)                      ALLOCATION*
                                                    ----------------------------   --------------------------------------
                                                          2010           2009             2010                 2009
                                                    ---------------   ----------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  16,016         $  3         $    1,237,581      $  (12,702,194)
 Net realized gain (loss) on investments.........         4,713           --           (183,275,248)         61,901,922
 Change in unrealized appreciation
  (depreciation) of investments..................       228,547          (11)           488,754,760         553,620,619
                                                      -----------       -----        --------------      --------------
 Net Increase (decrease) in net assets from
  operations.....................................       249,276             (8)         306,717,093         602,820,347
                                                      -----------       -------      --------------      --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     2,177,407          959             57,279,993         223,542,346
  Transfers between funds including
   guaranteed interest account, net..............       238,487           --            (42,877,100)         13,000,917
  Transfers for contract benefits and
   terminations..................................       (12,519)          --           (112,599,987)        (85,123,342)
  Contract maintenance charges...................              (3)        --            (42,528,483)        (39,107,266)
                                                      ------------      ------       --------------      --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     2,403,372          959           (140,725,577)        112,312,655
                                                      -----------       ------       --------------      --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           401           --                 46,647             (46,646)
                                                      -----------       ------       --------------      --------------
INCREASE (DECREASE) IN NET ASSETS................     2,653,049          951            166,038,163         715,086,356
NET ASSETS -- BEGINNING OF PERIOD................           951           --          2,913,718,059       2,198,631,703
                                                      -----------       ------       --------------      --------------
NET ASSETS -- END OF PERIOD......................     $2,654,000        $951         $3,079,756,222      $2,913,718,059
                                                      ===========       ======       ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --           --                    747                   3
 Redeemed........................................            --           --                    (64)                 --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                    683                   3
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            --           --                 24,724              56,105
 Redeemed........................................            --           --                 38,947)            (41,587)
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................            --           --                (14,223)             14,518
                                                      ===========       ======       ==============      ==============
UNIT ACTIVITY CLASS II
 Issued..........................................           227           --                     --                  --
 Redeemed........................................           (11)          --                     --                  --
                                                      -----------       ------       --------------      --------------
 Net Increase (Decrease).........................           216           --                     --                  --
                                                      ===========       ======       ==============      ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA BALANCED
                                                             STRATEGY*
                                                  --------------------------------
                                                        2010             2009
                                                  ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,558,963     $   680,479
 Net realized gain (loss) on investments.........      3,038,358         535,902
 Change in unrealized appreciation
  (depreciation) of investments..................     25,097,789         754,528
                                                    ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................     29,695,110       1,970,909
                                                    ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    286,440,355      79,291,653
  Transfers between funds including
   guaranteed interest account, net..............    107,637,066      12,046,790
  Transfers for contract benefits and
   terminations..................................     (6,650,152)       (130,041)
  Contract maintenance charges...................     (1,587,725)            (70)
                                                    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    385,839,544      91,208,332
                                                    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         110,000
                                                    ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................    415,534,654      93,289,241
NET ASSETS -- BEGINNING OF PERIOD................     93,289,241              --
                                                    ------------     -----------
NET ASSETS -- END OF PERIOD......................   $508,823,895     $93,289,241
                                                    ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         35,947           8,389
 Redeemed........................................           (987)           (114)
                                                    ------------     -----------
 Net Increase (Decrease).........................         34,960           8,275
                                                    ============     ===========


                                                            AXA CONSERVATIVE                    AXA CONSERVATIVE
                                                               ALLOCATION*                    GROWTH STRATEGY* (a)
                                                  ------------------------------------- --------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   11,943,707     $   14,638,419     $    732,121     $   516,178
 Net realized gain (loss) on investments.........       82,637,023        (23,216,373)       2,077,241         244,365
 Change in unrealized appreciation
  (depreciation) of investments..................       19,959,612        157,791,510       11,327,306          82,731
                                                    --------------     --------------     ------------     -----------
 Net Increase (decrease) in net assets from
  operations.....................................      114,540,342        149,213,556       14,136,668         843,274
                                                    --------------     --------------     ------------     -----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       34,502,814        152,514,419      164,337,470      45,961,434
  Transfers between funds including
   guaranteed interest account, net..............       97,950,678        377,779,118       55,232,659       7,104,601
  Transfers for contract benefits and
   terminations..................................     (141,170,509)      (104,850,458)      (2,950,650)       (106,386)
  Contract maintenance charges...................      (27,914,777)       (22,090,232)        (881,518)            (21)
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,631,794)       403,352,847      215,737,961      52,959,628
                                                    --------------     --------------     ------------     -----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --               --         100,000
                                                    --------------     --------------     ------------     -----------
INCREASE (DECREASE) IN NET ASSETS................       77,908,548        552,566,403      229,874,629      53,902,902
NET ASSETS -- BEGINNING OF PERIOD................    1,893,334,755      1,340,768,352       53,902,902              --
                                                    --------------     --------------     ------------     -----------
NET ASSETS -- END OF PERIOD......................   $1,971,243,303     $1,893,334,755     $283,777,531     $53,902,902
                                                    ==============     ==============     ============     ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           58,746             93,356           20,969           4,880
 Redeemed........................................          (61,204)           (53,577)          (1,159)            (47)
                                                    --------------     --------------     ------------     -----------
 Net Increase (Decrease).........................           (2,458)            39,779           19,810           4,833
                                                    ==============     ==============     ============     ===========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          AXA CONSERVATIVE
                                                            STRATEGY* (a)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    509,538     $  412,192
 Net realized gain (loss) on investments.........      1,497,382         86,596
 Change in unrealized appreciation
  (depreciation) of investments..................      3,082,030       (299,450)
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      5,088,950        199,338
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     96,361,197     27,686,539
  Transfers between funds including
   guaranteed interest account, net..............     35,030,226      5,307,743
  Transfers for contract benefits and
   terminations..................................     (2,613,889)      (122,238)
  Contract maintenance charges...................       (583,274)              (2)
                                                    ------------     -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    128,194,260     32,872,042
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --         99,999
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................    133,283,210     33,171,379
NET ASSETS -- BEGINNING OF PERIOD................     33,171,379             --
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $166,454,589     $33,171,379
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         13,891          3,191
 Redeemed........................................         (1,857)           (82)
                                                    ------------     ------------
 Net Increase (Decrease).........................         12,034          3,109
                                                    ============     ============


                                                          AXA CONSERVATIVE-PLUS                    AXA GROWTH
                                                               ALLOCATION*                          STRATEGY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    8,519,169     $    7,051,983    $     245,083     $    770,493
 Net realized gain (loss) on investments.........        3,669,876         29,554,658        5,179,874          955,020
 Change in unrealized appreciation
  (depreciation) of investments..................      115,049,961        156,537,422       40,955,455        3,895,194
                                                    --------------     --------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................      127,239,006        193,144,063       46,380,412        5,620,707
                                                    --------------     --------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       25,750,062        144,801,364      262,893,896      169,843,492
  Transfers between funds including
   guaranteed interest account, net..............       66,165,400        205,477,444       80,199,789       21,199,210
  Transfers for contract benefits and
   terminations..................................     (103,642,385)       (84,418,936)     (10,860,582)        (523,922)
  Contract maintenance charges...................      (22,368,763)       (18,367,816)      (2,951,613)            (297)
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (34,095,686)       247,492,056      329,281,490      190,518,483
                                                    --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --             14,000               --          110,000
                                                    --------------     --------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................       93,143,320        440,650,119      375,661,902      196,249,190
NET ASSETS -- BEGINNING OF PERIOD................    1,682,568,824      1,241,918,705      196,249,190               --
                                                    --------------     --------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $1,775,712,144     $1,682,568,824    $ 571,911,092     $196,249,190
                                                    ==============     ==============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           22,128             49,081           29,149           16,746
 Redeemed........................................          (24,771)           (23,515)          (1,355)             (56)
                                                    --------------     --------------    -------------     ------------
 Net Increase (Decrease).........................           (2,643)            25,566           27,794           16,690
                                                    ==============     ==============    =============     ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA MODERATE
                                                               ALLOCATION*
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   45,939,329     $   (2,683,945)
 Net realized gain (loss) on investments.........       26,004,908        308,688,363
 Change in unrealized appreciation
  (depreciation) of investments..................      505,050,402        647,151,022
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      576,994,639        953,155,440
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      135,214,704        659,910,353
  Transfers between funds including
   guaranteed interest account, net..............      183,875,060        593,807,303
  Transfers for contract benefits and
   terminations..................................     (419,993,785)      (325,164,385)
  Contract maintenance charges...................      (93,873,612)       (78,875,394)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (194,777,633)       849,677,877
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --              9,500
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      382,217,006      1,802,842,817
NET ASSETS -- BEGINNING OF PERIOD................    7,164,863,009      5,362,020,192
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $7,547,080,015     $7,164,863,009
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,488                  2
 Redeemed........................................             (185)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,303                  2
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           28,668            104,723
 Redeemed........................................          (43,089)           (33,617)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (14,421)            71,106
                                                    ==============     ==============


                                                             AXA MODERATE                        AXA MODERATE-PLUS
                                                           GROWTH STRATEGY*                         ALLOCATION*
                                                  ----------------------------------- ---------------------------------------
                                                         2010              2009               2010                2009
                                                  ------------------ ---------------- ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    3,641,728     $  1,173,723     $    20,678,827     $   (12,989,843)
 Net realized gain (loss) on investments.........        7,394,378        1,201,181         (31,869,033)        560,417,021
 Change in unrealized appreciation
  (depreciation) of investments..................       72,357,490        3,128,717         996,339,245       1,232,444,209
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (decrease) in net assets from
  operations.....................................       83,393,596        5,503,621         985,149,039       1,779,871,387
                                                    --------------     ------------     ---------------     ---------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      778,781,950      189,621,506         189,796,564         715,346,985
  Transfers between funds including
   guaranteed interest account, net..............      210,400,988       19,930,669          (8,733,977)        298,695,560
  Transfers for contract benefits and
   terminations..................................      (14,830,252)        (335,398)       (507,089,356)       (374,477,153)
  Contract maintenance charges...................       (3,285,544)             (44)       (149,144,879)       (134,003,544)
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      971,067,142      209,216,733        (475,171,648)        505,561,848
                                                    --------------     ------------     ---------------     ---------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --          100,000              53,353             110,647
                                                    --------------     ------------     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS................    1,054,460,738      214,820,354         510,030,744       2,285,543,882
NET ASSETS -- BEGINNING OF PERIOD................      214,820,354               --      10,483,378,281       8,197,834,399
                                                    --------------     ------------     ---------------     ---------------
NET ASSETS -- END OF PERIOD......................   $1,269,281,092     $214,820,354     $10,993,409,025     $10,483,378,281
                                                    ==============     ============     ===============     ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               --               --               1,521                  33
 Redeemed........................................               --               --                (153)                 --
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................               --               --               1,368                  33
                                                    ==============     ============     ===============     ===============
UNIT ACTIVITY CLASS B
 Issued..........................................           89,688           18,446              33,233             123,441
 Redeemed........................................           (1,427)             (75)            (76,111)            (68,006)
                                                    --------------     ------------     ---------------     ---------------
 Net Increase (Decrease).........................           88,261           18,371             (42,878)             55,435
                                                    ==============     ============     ===============     ===============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                       MANAGER 2000* (a)
                                                  ---------------------------
                                                        2010          2009
                                                  --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (124,903)   $     35
 Net realized gain (loss) on investments.........       717,005          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,895,878      28,896
                                                    -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     3,487,980      28,931
                                                    -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    17,711,767      78,016
  Transfers between funds including
   guaranteed interest account, net..............     3,788,315          --
  Transfers for contract benefits and
   terminations..................................      (133,831)         --
  Contract maintenance charges...................        (1,717)         --
                                                    -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    21,364,534      78,016
                                                    -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000
                                                    -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    24,852,514     216,947
NET ASSETS -- BEGINNING OF PERIOD................       216,947          --
                                                    -----------    --------
NET ASSETS -- END OF PERIOD......................   $25,069,461    $216,947
                                                    ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,952           7
 Redeemed........................................           (54)         --
                                                    -----------    --------
 Net Increase (Decrease).........................         1,898           7
                                                    ===========    ========


                                                         AXA TACTICAL                AXA TACTICAL
                                                       MANAGER 400* (a)            MANAGER 500* (a)
                                                  --------------------------- ---------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (118,323)   $    (16)    $  (156,106)   $    180
 Net realized gain (loss) on investments.........       531,531          --         893,504          --
 Change in unrealized appreciation
  (depreciation) of investments..................     2,433,989      29,782       4,055,677      26,443
                                                    -----------    --------     -----------    --------
 Net Increase (decrease) in net assets from
  operations.....................................     2,847,197      29,766       4,793,075      26,623
                                                    -----------    --------     -----------    --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    16,285,089      74,833      36,932,071     260,178
  Transfers between funds including
   guaranteed interest account, net..............     3,405,657          --       9,647,240          --
  Transfers for contract benefits and
   terminations..................................      (104,611)         --        (213,949)         --
  Contract maintenance charges...................        (1,448)         --          (4,978)         --
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in net assets from
  contractowners transactions....................    19,584,687      74,833      46,360,384     260,178
                                                    -----------    --------     -----------    --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --     110,000              --     110,000
                                                    -----------    --------     -----------    --------
INCREASE (DECREASE) IN NET ASSETS................    22,431,884     214,599      51,153,459     396,801
NET ASSETS -- BEGINNING OF PERIOD................       214,599          --         396,801          --
                                                    -----------    --------     -----------    --------
NET ASSETS -- END OF PERIOD......................   $22,646,483    $214,599     $51,550,260    $396,801
                                                    ===========    ========     ===========    ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         1,811           7           4,608          25
 Redeemed........................................           (43)         --             (91)         --
                                                    -----------    --------     -----------    --------
 Net Increase (Decrease).........................         1,768           7           4,517          25
                                                    ===========    ========     ===========    ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         AXA TACTICAL
                                                            MANAGER                 BLACKROCK GLOBAL          BLACKROCK LARGE
                                                      INTERNATIONAL* (a)          ALLOCATION V.I. FUND      CAP GROWTH V.I. FUND
                                                  --------------------------- ---------------------------- ---------------------
                                                        2010          2009          2010           2009             2010
                                                  --------------- ----------- ---------------- ----------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (13,028)   $    704     $   72,117      $  1,079        $   (2,258)
 Net realized gain (loss) on investments.........        94,043         715         96,644            --               803
 Change in unrealized appreciation
  (depreciation) of investments..................     3,313,728      24,414      1,231,110        (2,268)          174,217
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................     3,394,743      25,833      1,399,871        (1,189)          172,762
                                                    -----------    --------     ----------      --------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    32,319,285      79,714     16,983,431       644,972         1,392,473
  Transfers between funds including
   guaranteed interest account, net..............     7,114,950          --      1,463,147            --           292,652
  Transfers for contract benefits and
   terminations..................................      (274,668)         --       (428,281)           --           (12,286)
  Contract maintenance charges...................        (1,497)         --             (3)           --                --
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    39,158,070      79,714     18,018,294       644,972         1,672,839
                                                    -----------    --------     ----------      --------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (24,170)    110,000          1,476            25                --
                                                    -----------    --------     ----------      --------        ----------
INCREASE (DECREASE) IN NET ASSETS................    42,528,643     215,547     19,419,641       643,808         1,845,601
NET ASSETS -- BEGINNING OF PERIOD................       215,547          --        643,808            --                --
                                                    -----------    --------     ----------      --------        ----------
NET ASSETS -- END OF PERIOD......................   $42,744,190    $215,547     $20,063,449     $643,808        $1,845,601
                                                    ===========    ========     ============    ========        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         4,218           8             --            --                --
 Redeemed........................................           (93)         --             --            --                --
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................         4,125           8             --            --                --
                                                    ===========    ========     ==========      ========        ==========
UNIT ACTIVITY CLASS III
 Issued..........................................            --          --          1,964            63               170
 Redeemed........................................            --          --           (196)           --               (12)
                                                    -----------    --------     ----------      --------        ----------
 Net Increase (Decrease).........................            --          --          1,768            63               158
                                                    ===========    ========     ==========      ========        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/ALLIANCEBERNSTEIN
                                                            INTERNATIONAL*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  4,998,147      $   5,690,996
 Net realized gain (loss) on investments.........    (75,518,603)       (91,509,083)
 Change in unrealized appreciation
  (depreciation) of investments..................     91,853,963        232,468,311
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,333,507        146,650,224
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     13,350,290         25,408,173
  Transfers between funds including
   guaranteed interest account, net..............    (32,985,851)       (40,078,664)
  Transfers for contract benefits and
   terminations..................................    (31,609,278)       (26,744,869)
  Contract maintenance charges...................     (9,184,793)        (9,506,547)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (60,429,632)       (50,921,907)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --             35,500
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................    (39,096,125)        95,763,817
NET ASSETS -- BEGINNING OF PERIOD................    703,752,433        607,988,616
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $664,656,308      $ 703,752,433
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            106                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            102                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,302              6,780
 Redeemed........................................         (9,558)           (11,521)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (5,256)            (4,741)
                                                    ============      =============


                                                        EQ/ALLIANCEBERNSTEIN                 EQ/AXA FRANKLIN
                                                          SMALL CAP GROWTH*               SMALL CAP VALUE CORE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,401,799)   $  (4,310,132)    $ (1,437,540)   $    (384,619)
 Net realized gain (loss) on investments.........    (10,937,416)     (34,343,729)       2,335,672      (17,913,800)
 Change in unrealized appreciation
  (depreciation) of investments..................    121,150,323      128,581,249       22,255,032       38,569,835
                                                   -------------    -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    104,811,108       89,927,388       23,153,164       20,271,416
                                                   -------------    -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,745,606       11,021,593        7,605,922       14,311,029
  Transfers between funds including
   guaranteed interest account, net..............     34,772,189      (19,645,959)       7,982,897       (1,956,707)
  Transfers for contract benefits and
   terminations..................................    (21,517,303)     (15,544,293)      (4,321,503)      (3,890,916)
  Contract maintenance charges...................     (4,570,443)      (4,041,448)      (1,686,092)      (1,258,682)
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     17,430,049      (28,210,107)       9,581,224        7,204,724
                                                   -------------    -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         20,590           14,000               --                3
                                                   -------------    -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    122,261,747       61,731,281       32,734,388       27,476,143
NET ASSETS -- BEGINNING OF PERIOD................    342,153,224      280,421,943      102,007,181       74,531,038
                                                   -------------    -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 464,414,971    $ 342,153,224     $134,741,569    $ 102,007,181
                                                   =============    =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            202               --              121               --
 Redeemed........................................            (34)              --              (12)              --
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            168               --              109               --
                                                   =============    =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,853            3,574            4,561            6,410
 Redeemed........................................         (4,953)          (5,924)          (3,705)          (5,439)
                                                   -------------    -------------     ------------    -------------
 Net Increase (Decrease).........................            900           (2,350)             856              971
                                                   =============    =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK                      EQ/BLACKROCK
                                                         BASIC VALUE EQUITY*              INTERNATIONAL VALUE*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,238,006)   $   7,754,718    $  (4,996,923)   $   3,882,645
 Net realized gain (loss) on investments.........    (24,211,249)     (35,090,646)     (46,214,094)     (48,807,629)
 Change in unrealized appreciation
  (depreciation) of investments..................    107,145,393      189,036,589       79,693,302      208,617,978
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     81,696,138      161,700,661       28,482,285      163,692,994
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     37,720,972       47,095,848       19,881,418       26,971,529
  Transfers between funds including
   guaranteed interest account, net..............     46,309,976       51,752,878       (2,706,603)      (1,068,641)
  Transfers for contract benefits and
   terminations..................................    (40,757,628)     (29,184,159)     (39,464,023)     (30,573,768)
  Contract maintenance charges...................     (9,928,004)      (8,147,908)      (8,865,559)      (8,607,247)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     33,345,316       61,516,659      (31,154,767)     (13,278,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             16           28,000           12,971               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    115,041,470      223,245,320       (2,659,511)     150,414,867
NET ASSETS -- BEGINNING OF PERIOD................    745,511,467      522,266,147      743,302,875      592,888,008
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 860,552,937    $ 745,511,467    $ 740,643,364    $ 743,302,875
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          1,091               --              411                1
 Redeemed........................................            (21)              --             (121)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,070               --              290                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          9,124           12,385            5,876            6,779
 Redeemed........................................         (6,912)          (6,336)          (8,184)          (7,696)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          2,212            6,049           (2,308)            (917)
                                                   =============    =============    =============    =============



                                                          EQ/BOSTON ADVISORS
                                                            EQUITY INCOME*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  1,884,905      $   1,779,765
 Net realized gain (loss) on investments.........    (13,445,593)       (25,947,444)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,462,138         43,864,420
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     25,901,450         19,696,741
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,028,539         18,478,474
  Transfers between funds including
   guaranteed interest account, net..............     10,108,616         (4,971,161)
  Transfers for contract benefits and
   terminations..................................     (9,191,527)        (6,227,957)
  Contract maintenance charges...................     (2,552,463)        (2,312,153)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      7,393,165          4,967,203
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     33,294,615         24,663,944
NET ASSETS -- BEGINNING OF PERIOD................    182,135,061        157,471,117
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $215,429,676      $ 182,135,061
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             86                 --
 Redeemed........................................             (9)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             77                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................         10,933             14,993
 Redeemed........................................         (8,648)           (11,017)
                                                    ------------      -------------
 Net Increase (Decrease).........................          2,285              3,976
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/CALVERT                       EQ/CAPITAL
                                                       SOCIALLY RESPONSIBLE*              GUARDIAN GROWTH*
                                                  ------------------------------- ---------------------------------
                                                        2010            2009            2010             2009
                                                  --------------- --------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   (632,416)   $   (474,190)   $  (3,428,417)   $  (3,324,947)
 Net realized gain (loss) on investments.........    (2,591,833)     (3,614,940)      (6,346,066)     (17,504,333)
 Change in unrealized appreciation
  (depreciation) of investments..................     7,974,772      14,488,579       43,790,728      101,412,213
                                                   ------------    ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     4,750,523      10,399,449       34,016,245       80,582,933
                                                   ------------    ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       766,100       1,296,389        4,807,103       10,812,945
  Transfers between funds including
   guaranteed interest account, net..............    (1,524,027)         77,436       (6,168,774)      (9,163,405)
  Transfers for contract benefits and
   terminations..................................    (2,149,040)     (1,594,732)     (16,983,647)     (14,604,093)
  Contract maintenance charges...................      (616,504)       (592,183)      (4,195,699)      (4,076,869)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (3,523,471)       (813,090)     (22,541,017)     (17,031,422)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --              --               --               --
                                                   ------------    ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     1,227,052       9,586,359       11,475,228       63,551,511
NET ASSETS -- BEGINNING OF PERIOD................    45,680,783      36,094,424      327,490,730      263,939,219
                                                   ------------    ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 46,907,835    $ 45,680,783    $ 338,965,958    $ 327,490,730
                                                   ============    ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            --              --              103               --
 Redeemed........................................            --              --              (28)              --
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................            --              --               75               --
                                                   ============    ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           807             760            1,808            3,817
 Redeemed........................................        (1,240)           (900)          (4,176)          (5,720)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease).........................          (433)           (140)          (2,368)          (1,903)
                                                   ============    ============    =============    =============


                                                              EQ/CAPITAL
                                                          GUARDIAN RESEARCH*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (6,039,987)     $  (2,379,917)
 Net realized gain (loss) on investments.........     (9,628,458)       (36,538,854)
 Change in unrealized appreciation
  (depreciation) of investments..................    129,006,990        244,976,815
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................    113,338,545        206,058,044
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,972,286         14,307,833
  Transfers between funds including
   guaranteed interest account, net..............    (32,703,851)       (34,828,972)
  Transfers for contract benefits and
   terminations..................................    (58,486,215)       (50,856,646)
  Contract maintenance charges...................    (10,117,724)       (10,184,939)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (90,335,504)       (81,562,724)
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                  3
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     23,003,041        124,495,317
NET ASSETS -- BEGINNING OF PERIOD................    882,287,500        757,792,183
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $905,290,541      $ 882,287,500
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             55                 --
 Redeemed........................................             (5)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................             50                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,521              3,268
 Redeemed........................................        (10,327)           (13,083)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (8,806)            (9,815)
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/COMMON                            EQ/CORE
                                                          STOCK INDEX* (l)                     BOND INDEX* (j)
                                                  --------------------------------- -------------------------------------
                                                        2010             2009              2010               2009
                                                  ---------------- ---------------- ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (1,433,395)   $   2,301,315     $    8,448,026     $   10,471,800
 Net realized gain (loss) on investments.........    (23,550,500)     (47,722,505)       (27,611,329)       (41,741,742)
 Change in unrealized appreciation
  (depreciation) of investments..................    126,777,315      205,511,015         62,747,112         36,863,152
                                                   -------------    -------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................    101,793,420      160,089,825         43,583,809          5,593,210
                                                   -------------    -------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     15,442,258       27,411,518        112,195,063         54,084,596
  Transfers between funds including
   guaranteed interest account, net..............    (31,908,979)      16,577,675         19,349,652        116,014,734
  Transfers for contract benefits and
   terminations..................................    (47,102,983)     (36,812,734)       (74,192,447)       (64,156,687)
  Contract maintenance charges...................     (9,488,582)      (8,842,041)       (12,009,051)       (10,743,977)
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (73,058,286)      (1,665,582)        45,343,217         95,198,666
                                                   -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         39,999           52,999              3,576             (4,574)
                                                   -------------    -------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     28,775,133      158,477,242         88,930,602        100,787,302
NET ASSETS -- BEGINNING OF PERIOD................    776,122,431      617,645,189      1,014,132,349        913,345,047
                                                   -------------    -------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................  $ 804,897,564    $ 776,122,431     $1,103,062,951     $1,014,132,349
                                                   =============    =============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            116               --                 --                 --
 Redeemed........................................            (23)              --                 --                 --
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................             93               --                 --                 --
                                                   =============    =============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,839           18,068             24,443             45,162
 Redeemed........................................         (5,231)         (16,682)           (19,150)           (35,945)
                                                   -------------    -------------     --------------     --------------
 Net Increase (Decrease).........................         (3,392)           1,386              5,293              9,217
                                                   =============    =============     ==============     ==============


                                                             EQ/DAVIS NEW
                                                             YORK VENTURE*
                                                  -----------------------------------
                                                         2010              2009
                                                  ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (2,337,987)     $     640,433
 Net realized gain (loss) on investments.........    (14,273,215)       (26,279,448)
 Change in unrealized appreciation
  (depreciation) of investments..................     49,500,530        105,138,412
                                                    ------------      -------------
 Net Increase (decrease) in net assets from
  operations.....................................     32,889,328         79,499,397
                                                    ------------      -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     10,689,753         20,370,499
  Transfers between funds including
   guaranteed interest account, net..............     (2,032,940)        10,733,646
  Transfers for contract benefits and
   terminations..................................    (14,213,298)       (10,072,230)
  Contract maintenance charges...................     (5,004,651)        (4,411,886)
                                                    ------------      -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (10,561,136)        16,620,029
                                                    ------------      -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              1              8,002
                                                    ------------      -------------
INCREASE (DECREASE) IN NET ASSETS................     22,328,193         96,127,428
NET ASSETS -- BEGINNING OF PERIOD................    339,037,397        242,909,969
                                                    ------------      -------------
NET ASSETS -- END OF PERIOD......................   $361,365,590      $ 339,037,397
                                                    ============      =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            352                 --
 Redeemed........................................             (4)                --
                                                    ------------      -------------
 Net Increase (Decrease).........................            348                 --
                                                    ============      =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,670              9,250
 Redeemed........................................         (6,330)            (6,767)
                                                    ------------      -------------
 Net Increase (Decrease).........................         (1,660)             2,483
                                                    ============      =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/EQUITY 500 INDEX*                 EQ/EQUITY GROWTH PLUS*
                                                  ------------------------------------- -------------------------------------
                                                         2010               2009               2010               2009
                                                  ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $     (375,029)    $    4,911,710     $  (14,559,688)    $   (7,263,176)
 Net realized gain (loss) on investments.........      (24,017,262)       (58,830,916)       (22,200,303)       (52,280,543)
 Change in unrealized appreciation
  (depreciation) of investments..................      164,923,811        280,996,890        192,797,317        342,994,624
                                                    --------------     --------------     --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................      140,531,520        227,077,684        156,037,326        283,450,905
                                                    --------------     --------------     --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       28,693,199         71,573,078         16,093,932         43,966,701
  Transfers between funds including
   guaranteed interest account, net..............       16,276,515          5,751,524       (121,876,697)       (83,152,124)
  Transfers for contract benefits and
   terminations..................................      (67,735,914)       (53,397,314)       (61,811,958)       (53,534,351)
  Contract maintenance charges...................      (13,651,440)       (12,149,395)       (17,034,281)       (17,627,653)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (36,417,640)        11,777,893       (184,629,004)      (110,347,427)
                                                    --------------     --------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           10,302             39,999                 --             (7,448)
                                                    --------------     --------------     --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................      104,124,182        238,895,576        (28,591,678)       173,096,030
NET ASSETS -- BEGINNING OF PERIOD................    1,151,672,634        912,777,058      1,316,750,750      1,143,654,720
                                                    --------------     --------------     --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,255,796,816     $1,151,672,634     $1,288,159,072     $1,316,750,750
                                                    ==============     ==============     ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              543                  3                 --                 --
 Redeemed........................................              (45)                --                 --                 --
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................              498                  3                 --                 --
                                                    ==============     ==============     ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,328             17,357              1,277              7,641
 Redeemed........................................          (11,078)           (13,473)           (16,247)           (17,554)
                                                    --------------     --------------     --------------     --------------
 Net Increase (Decrease).........................           (1,750)             3,884            (14,970)            (9,913)
                                                    ==============     ==============     ==============     ==============


                                                               EQ/FRANKLIN
                                                              CORE BALANCED*
                                                  --------------------------------------
                                                          2010               2009
                                                  ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    7,925,639       $ 22,140,075
 Net realized gain (loss) on investments.........      (48,297,438)       (41,977,203)
 Change in unrealized appreciation
  (depreciation) of investments..................       89,802,920        149,692,792
                                                    --------------       ------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,431,121        129,855,664
                                                    --------------       ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        7,950,275         20,356,133
  Transfers between funds including
   guaranteed interest account, net..............      (71,437,251)        54,640,839
  Transfers for contract benefits and
   terminations..................................      (28,627,392)       (25,586,167)
  Contract maintenance charges...................       (8,243,350)        (7,929,027)
                                                    --------------       ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (100,357,718)        41,481,778
                                                    --------------       ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 (3)
                                                    --------------       ------------
INCREASE (DECREASE) IN NET ASSETS................      (50,926,597)       171,337,439
NET ASSETS -- BEGINNING OF PERIOD................      597,049,728        425,712,289
                                                    --------------       ------------
NET ASSETS -- END OF PERIOD......................   $  546,123,131       $597,049,728
                                                    ==============       ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               63                 --
 Redeemed........................................               (1)                --
                                                    --------------       ------------
 Net Increase (Decrease).........................               62                 --
                                                    ==============       ============
UNIT ACTIVITY CLASS B
 Issued..........................................            4,879             15,593
 Redeemed........................................          (15,898)           (10,086)
                                                    --------------       ------------
 Net Increase (Decrease).........................          (11,019)             5,507
                                                    ==============       ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/FRANKLIN
                                                            TEMPLETON ALLOCATION*
                                                  -----------------------------------------
                                                          2010                 2009
                                                  -------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $    6,157,195        $  10,740,102
 Net realized gain (loss) on investments.........       (48,402,797)         (68,257,655)
 Change in unrealized appreciation
  (depreciation) of investments..................       152,079,246          343,049,903
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       109,833,644          285,532,350
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        24,331,477           73,834,498
  Transfers between funds including
   guaranteed interest account, net..............       (18,954,035)          51,895,312
  Transfers for contract benefits and
   terminations..................................       (59,358,724)         (48,492,082)
  Contract maintenance charges...................       (18,909,604)         (17,534,193)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (72,890,886)          59,703,535
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   (1)
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................        36,942,758          345,235,884
NET ASSETS -- BEGINNING OF PERIOD................     1,341,357,512          996,121,628
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,378,300,270       $1,341,357,512
                                                     ==============       ===============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               43                    --
 Redeemed........................................               (3)                   --
                                                     -------------        --------------
 Net Increase (Decrease).........................               40                    --
                                                     =============        ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            9,195               26,660
 Redeemed........................................          (19,113)              (15,841)
                                                     -------------        --------------
 Net Increase (Decrease).........................           (9,918)              10,819
                                                     =============        ==============


                                                          EQ/GAMCO MERGERS &                   EQ/GAMCO SMALL
                                                             ACQUISITIONS*                     COMPANY VALUE*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $(2,295,384)      $ (1,793,681)   $  (7,670,386)   $  (5,050,034)
 Net realized gain (loss) on investments.........      4,547,741         (5,766,872)       7,145,762      (22,466,131)
 Change in unrealized appreciation
  (depreciation) of investments..................      9,750,229         24,311,739      194,551,939      198,092,476
                                                     -----------       ------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,002,586         16,751,186      194,027,315      170,576,311
                                                     -----------       ------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      4,201,579          6,583,314       23,512,644       32,344,187
  Transfers between funds including
   guaranteed interest account, net..............     36,633,851         10,433,400       74,286,097       49,285,762
  Transfers for contract benefits and
   terminations..................................     (7,181,754)        (4,763,059)     (29,712,014)     (17,447,466)
  Contract maintenance charges...................     (2,260,010)        (1,934,627)      (9,812,593)      (7,485,896)
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     31,393,666         10,319,028       58,274,134       56,696,587
                                                     -----------       ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              1,653               --           11,001
                                                     -----------       ------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     43,396,252         27,071,867      252,301,449      227,283,899
NET ASSETS -- BEGINNING OF PERIOD................    138,089,880        111,018,013      620,000,611      392,716,712
                                                     -----------       ------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $181,486,132      $138,089,880    $ 872,302,060    $ 620,000,611
                                                     ============      ============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            166                 --            1,283                2
 Redeemed........................................             (3)                --              (50)              --
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................            163                 --            1,233                2
                                                     ===========       ============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493              4,139            4,836            5,849
 Redeemed........................................         (3,036)            (3,222)          (3,679)          (3,498)
                                                     -----------       ------------    -------------    -------------
 Net Increase (Decrease).........................          2,457                917            1,157            2,351
                                                     ===========       ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/GLOBAL
                                                             BOND PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   6,411,792    $  (2,705,164)
 Net realized gain (loss) on investments.........    (11,435,204)     (23,317,739)
 Change in unrealized appreciation
  (depreciation) of investments..................     24,553,768       26,152,690
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,530,356          129,787
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,242,445       18,603,211
  Transfers between funds including
   guaranteed interest account, net..............     62,114,094        5,029,126
  Transfers for contract benefits and
   terminations..................................    (23,627,301)     (17,427,569)
  Contract maintenance charges...................     (5,907,904)      (5,422,618)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,821,334          782,150
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       (104,316)           1,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     60,247,374          912,937
NET ASSETS -- BEGINNING OF PERIOD................    414,232,053      413,319,116
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 474,479,427    $ 414,232,053
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            245                2
 Redeemed........................................           (107)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            138                2
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,764           11,490
 Redeemed........................................         (8,434)         (11,571)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,330              (81)
                                                   =============    =============


                                                                 EQ/GLOBAL                         EQ/INTERMEDIATE
                                                           MULTI-SECTOR EQUITY*                GOVERNMENT BOND INDEX*
                                                  --------------------------------------- ---------------------------------
                                                          2010                2009              2010             2009
                                                  -------------------- ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,071,620)      $   (1,338,538)   $    (950,110)   $  (1,837,117)
 Net realized gain (loss) on investments.........       (93,814,827)        (134,958,138)          11,700       (5,818,927)
 Change in unrealized appreciation
  (depreciation) of investments..................       195,853,821          486,494,355       10,662,192       (7,140,455)
                                                      --------------      --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................        97,967,374          350,197,679        9,723,782      (14,796,499)
                                                      --------------      --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        17,930,470           38,055,350       58,835,387       43,007,605
  Transfers between funds including
   guaranteed interest account, net..............       (43,139,517)          97,751,626      (14,557,934)     (27,226,727)
  Transfers for contract benefits and
   terminations..................................       (51,708,000)         (37,615,341)     (27,784,102)     (28,373,545)
  Contract maintenance charges...................       (15,496,696)         (13,705,969)      (4,338,587)      (4,494,560)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (92,413,743)          84,485,666       12,154,764      (17,087,227)
                                                     --------------       --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                (3)              52,000               --               --
                                                     --------------       --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................         5,553,628          434,735,345       21,878,546      (31,883,726)
NET ASSETS -- BEGINNING OF PERIOD................     1,130,853,172          696,117,827      369,786,670      401,670,396
                                                     --------------       --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................    $1,136,406,800       $1,130,853,172    $ 391,665,216    $ 369,786,670
                                                     ==============       ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               192                   2               --               --
 Redeemed........................................               (20)                 --               --               --
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................               172                   2               --               --
                                                     ==============      ==============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................             5,663              18,642           15,689           14,039
 Redeemed........................................           (10,964)            (13,429)         (13,481)         (14,458)
                                                     --------------      --------------    -------------    -------------
 Net Increase (Decrease).........................            (5,301)              5,213            2,208             (419)
                                                     ===============     ===============   =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/INTERNATIONAL
                                                             CORE PLUS*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   2,336,295    $  10,509,388
 Net realized gain (loss) on investments.........    (38,528,670)     (46,621,982)
 Change in unrealized appreciation
  (depreciation) of investments..................     90,147,494      225,338,883
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,955,119      189,226,289
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     17,014,839       44,406,216
  Transfers between funds including
   guaranteed interest account, net..............     (5,643,923)      19,939,424
  Transfers for contract benefits and
   terminations..................................    (38,198,114)     (29,905,952)
  Contract maintenance charges...................     (9,621,790)      (8,681,146)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (36,448,988)      25,758,542
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         21,998           13,199
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     17,528,129      214,998,030
NET ASSETS -- BEGINNING OF PERIOD................    769,320,511      554,322,481
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 786,848,640    $ 769,320,511
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            269               --
 Redeemed........................................            (80)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            189               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,530           10,926
 Redeemed........................................         (8,709)          (8,760)
                                                   -------------    -------------
 Net Increase (Decrease).........................         (3,179)           2,166
                                                   =============    =============


                                                                                       EQ/INTERNATIONAL
                                                     EQ/INTERNATIONAL ETF*                  GROWTH*
                                                  ---------------------------- ---------------------------------
                                                       2010           2009           2010             2009
                                                  -------------- ------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   53,285    $  164,334    $  (1,539,936)   $    (451,268)
 Net realized gain (loss) on investments.........       77,869        64,865      (12,960,436)     (26,477,852)
 Change in unrealized appreciation
  (depreciation) of investments..................      137,277       151,754       54,538,719       92,760,178
                                                    ----------    ----------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................      268,431       380,953       40,038,347       65,831,058
                                                    ----------    ----------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      941,249            --       12,615,167       16,047,281
  Transfers between funds including
   guaranteed interest account, net..............      301,281            --       70,815,470       33,138,245
  Transfers for contract benefits and
   terminations..................................      (29,518)           --      (12,777,936)      (7,613,344)
  Contract maintenance charges...................           --            --       (4,359,648)      (3,283,507)
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    1,213,012            --       66,293,053       38,288,675
                                                    ----------    ----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --            --               --               --
                                                    ----------    ----------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    1,481,443       380,953      106,331,400      104,119,733
NET ASSETS -- BEGINNING OF PERIOD................    1,984,837     1,603,884      272,167,868      168,048,135
                                                    ----------    ----------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $3,466,280    $1,984,837    $ 378,499,268    $ 272,167,868
                                                    ==========    ==========    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................          137            --              270               --
 Redeemed........................................          (12)           --             (144)              --
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................          125            --              126               --
                                                    ==========    ==========    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................           --            --           11,475           10,081
 Redeemed........................................           --            --           (5,927)          (5,593)
                                                    ----------    ----------    -------------    -------------
 Net Increase (Decrease).........................           --            --            5,548            4,488
                                                    ==========    ==========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/JPMORGAN
                                                        VALUE OPPORTUNITIES*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (330,695)   $      97,821
 Net realized gain (loss) on investments.........    (15,337,191)     (29,711,065)
 Change in unrealized appreciation
  (depreciation) of investments..................     42,809,362       89,134,293
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,141,476       59,521,049
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,000,248        6,531,889
  Transfers between funds including
   guaranteed interest account, net..............      9,752,342          180,925
  Transfers for contract benefits and
   terminations..................................    (20,411,208)     (16,280,971)
  Contract maintenance charges...................     (2,524,569)      (2,183,887)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (4,183,187)     (11,752,044)
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     22,958,289       47,769,005
NET ASSETS -- BEGINNING OF PERIOD................    258,338,263      210,569,258
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 281,296,552    $ 258,338,263
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            173               --
 Redeemed........................................            (10)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            163               --
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          4,040            3,078
 Redeemed........................................         (4,472)          (4,372)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (432)          (1,294)
                                                   =============    =============



                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                             CORE PLUS*                       GROWTH INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $    (703,941)   $   3,946,921    $  (1,599,272)   $   1,765,959
 Net realized gain (loss) on investments.........      5,950,445      (15,412,420)       4,081,061      (13,310,399)
 Change in unrealized appreciation
  (depreciation) of investments..................     12,483,696       42,870,315       39,038,701      100,800,552
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     17,730,200       31,404,816       41,520,490       89,256,112
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,378,773        5,079,841        8,708,376        6,243,861
  Transfers between funds including
   guaranteed interest account, net..............     (1,379,102)        (335,448)      (7,012,053)       5,339,497
  Transfers for contract benefits and
   terminations..................................    (13,141,839)     (10,302,564)     (22,541,290)     (17,160,470)
  Contract maintenance charges...................     (1,507,734)      (1,417,449)      (3,501,836)      (3,258,354)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (12,649,902)      (6,975,620)     (24,346,803)      (8,835,466)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --       (9,101,306)
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      5,080,298       24,429,196       17,173,687       71,319,340
NET ASSETS -- BEGINNING OF PERIOD................    153,789,501      129,360,305      317,251,600      245,932,260
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 158,869,799    $ 153,789,501    $ 334,425,287    $ 317,251,600
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              183               --
 Redeemed........................................             --               --              (28)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              155               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,377            2,386            4,253            6,245
 Redeemed........................................         (2,891)          (3,435)          (7,903)          (8,515)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,514)          (1,049)          (3,650)          (2,270)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP                      EQ/LARGE CAP
                                                            GROWTH PLUS*                      VALUE INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,665,001)   $    (322,957)   $      57,450    $   6,773,224
 Net realized gain (loss) on investments.........     (2,058,115)     (12,614,811)     (17,662,023)     (27,527,716)
 Change in unrealized appreciation
  (depreciation) of investments..................     34,373,610       75,552,967       31,190,003       38,402,053
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     29,650,494       62,615,199       13,585,430       17,647,561
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,983,905       14,839,377        4,653,486        7,374,072
  Transfers between funds including
   guaranteed interest account, net..............     (8,881,962)      (3,677,177)       5,143,141        7,431,830
  Transfers for contract benefits and
   terminations..................................    (15,689,813)     (11,850,074)      (4,978,531)      (3,337,593)
  Contract maintenance charges...................     (2,688,173)      (2,477,109)      (1,671,559)      (1,422,213)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (20,276,043)      (3,164,983)       3,146,537       10,046,096
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      9,374,451       59,450,216       16,731,967       27,693,657
NET ASSETS -- BEGINNING OF PERIOD................    252,675,000      193,224,784      104,203,662       76,510,005
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 262,049,451    $ 252,675,000    $ 120,935,629    $ 104,203,662
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             93               --               93               --
 Redeemed........................................            (14)              --              (11)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             79               --               82               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,929            3,789            4,665            7,169
 Redeemed........................................         (3,524)          (4,054)          (4,280)          (4,403)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,595)            (265)             385            2,766
                                                   =============    =============    =============    =============


                                                               EQ/LARGE CAP
                                                               VALUE PLUS*
                                                  --------------------------------------
                                                          2010                2009
                                                  -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $   (3,572,302)     $     7,478,084
 Net realized gain (loss) on investments.........       (79,295,631)        (116,190,615)
 Change in unrealized appreciation
  (depreciation) of investments..................       201,532,934          296,761,284
                                                     --------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................       118,665,001          188,048,753
                                                     --------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........        14,109,750           12,883,006
  Transfers between funds including
   guaranteed interest account, net..............       (57,748,572)         (59,306,982)
  Transfers for contract benefits and
   terminations..................................       (72,783,534)         (60,484,252)
  Contract maintenance charges...................       (14,517,732)         (14,986,398)
                                                     --------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................      (130,940,088)        (121,894,626)
                                                     --------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                --                   --
                                                     --------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       (12,275,087)          66,154,127
NET ASSETS -- BEGINNING OF PERIOD................     1,181,149,734        1,114,995,607
                                                     --------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,168,874,647       $1,181,149,734
                                                     ==============       ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               104                   --
 Redeemed........................................                (2)                  --
                                                     --------------       --------------
 Net Increase (Decrease).........................               102                   --
                                                     ==============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................             1,260                2,747
 Redeemed........................................           (13,798)             (16,468)
                                                     --------------       --------------
 Net Increase (Decrease).........................           (12,538)             (13,721)
                                                     ==============       ==============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/LORD ABBETT
                                                         GROWTH AND INCOME*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,342,320)   $    (767,473)
 Net realized gain (loss) on investments.........     (8,933,820)     (12,823,244)
 Change in unrealized appreciation
  (depreciation) of investments..................     30,082,515       31,280,658
                                                    ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     19,806,375       17,689,941
                                                    ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,806,791        9,687,585
  Transfers between funds including
   guaranteed interest account, net..............     21,862,494        2,488,722
  Transfers for contract benefits and
   terminations..................................     (6,495,793)      (4,487,121)
  Contract maintenance charges...................     (1,860,046)      (1,495,789)
                                                    ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     21,313,446        6,193,397
                                                    ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     41,119,821       23,883,338
NET ASSETS -- BEGINNING OF PERIOD................    117,430,220       93,546,882
                                                    ------------    -------------
NET ASSETS -- END OF PERIOD......................   $158,550,041    $ 117,430,220
                                                    ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --
 Redeemed........................................             --               --
                                                    ------------    -------------
 Net Increase (Decrease).........................             --               --
                                                    ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,673            3,916
 Redeemed........................................         (3,519)          (2,969)
                                                    ------------    -------------
 Net Increase (Decrease).........................          2,154              947
                                                    ============    =============


                                                           EQ/LORD ABBETT                      EQ/MID CAP
                                                           LARGE CAP CORE*                       INDEX*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,829,718)   $    (981,435)   $  (4,804,345)   $  (2,042,011)
 Net realized gain (loss) on investments.........        764,286      (10,046,237)     (53,827,554)     (76,754,441)
 Change in unrealized appreciation
  (depreciation) of investments..................     21,860,374       41,151,180      203,223,970      249,782,270
                                                    ------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     20,794,942       30,123,508      144,592,071      170,985,818
                                                    ------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,190,672       18,051,679       13,019,432       27,352,295
  Transfers between funds including
   guaranteed interest account, net..............     18,698,798       28,400,738      (31,800,373)     (11,457,023)
  Transfers for contract benefits and
   terminations..................................     (7,562,569)      (4,939,951)     (34,995,676)     (27,354,004)
  Contract maintenance charges...................     (2,345,017)      (1,712,105)      (8,962,624)      (7,924,887)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     15,981,884       39,800,361      (62,739,241)     (19,383,619)
                                                    ------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --           53,718           31,447
                                                    ------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     36,776,826       69,923,869       81,906,548      151,633,646
NET ASSETS -- BEGINNING OF PERIOD................    155,168,017       85,244,148      652,650,383      501,016,737
                                                    ------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $191,944,843    $ 155,168,017    $ 734,556,931    $ 652,650,383
                                                    ============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              211               --
 Redeemed........................................             --               --              (26)              --
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              185               --
                                                    ============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          5,493            8,538            4,368            7,801
 Redeemed........................................         (4,032)          (3,920)         (10,648)         (10,020)
                                                    ------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,461            4,618           (6,280)          (2,219)
                                                    ============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/MID CAP
                                                           VALUE PLUS* (d)(e)(f)
                                                  ---------------------------------------
                                                          2010                2009
                                                  -------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (5,227,522)      $    1,365,807
 Net realized gain (loss) on investments.........     (124,431,143)        (124,353,745)
 Change in unrealized appreciation
  (depreciation) of investments..................      332,475,742           36,575,607
                                                     -------------       --------------
 Net Increase (decrease) in net assets from
  operations.....................................      202,817,077          (86,412,331)
                                                     -------------       --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       15,635,307           13,599,011
  Transfers between funds including
   guaranteed interest account, net..............     (109,598,303)         815,533,724
  Transfers for contract benefits and
   terminations..................................      (59,654,561)         (31,291,287)
  Contract maintenance charges...................      (15,073,590)          (8,625,499)
                                                     -------------       --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (168,691,147)         789,215,949
                                                     -------------       --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --               30,948
                                                     -------------       --------------
INCREASE (DECREASE) IN NET ASSETS................       34,125,930          702,834,566
NET ASSETS -- BEGINNING OF PERIOD................    1,102,897,856          400,063,290
                                                     -------------       --------------
NET ASSETS -- END OF PERIOD......................    $1,137,023,786      $1,102,897,856
                                                     ==============      ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................               34                   --
 Redeemed........................................               (9)                  --
                                                     -------------       --------------
 Net Increase (Decrease).........................               25                   --
                                                     =============       ==============
UNIT ACTIVITY CLASS B
 Issued..........................................            2,106               73,314
 Redeemed........................................          (14,942)             (27,132)
                                                     -------------       --------------
 Net Increase (Decrease).........................          (12,836)              46,182
                                                     =============       ==============


                                                                                                 EQ/MONTAG &
                                                           EQ/MONEY MARKET*                   CALDWELL GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ----------------- ----------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (11,461,435)   $  (18,440,066)    $ (1,562,532)   $  (1,711,323)
 Net realized gain (loss) on investments.........         (34,619)         (233,096)      (3,832,437)     (14,655,162)
 Change in unrealized appreciation
  (depreciation) of investments..................          93,700           156,107       15,990,596       55,673,036
                                                   --------------    --------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     (11,402,354)      (18,517,055)      10,595,627       39,306,551
                                                   --------------    --------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     211,662,332       343,074,508        6,424,399        3,647,314
  Transfers between funds including
   guaranteed interest account, net..............    (251,321,649)     (565,003,528)      (5,491,466)      (5,293,632)
  Transfers for contract benefits and
   terminations..................................    (206,937,596)     (300,033,661)      (7,731,372)      (6,259,023)
  Contract maintenance charges...................      (8,713,003)      (12,094,117)      (2,398,972)      (2,508,072)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (255,309,916)     (534,056,798)      (9,197,411)     (10,413,413)
                                                   --------------    --------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --           273,686               --               --
                                                   --------------    --------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    (266,712,270)     (552,300,167)       1,398,216       28,893,138
NET ASSETS -- BEGINNING OF PERIOD................     941,674,805     1,493,974,972      172,791,858      143,898,720
                                                   --------------    --------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................  $  674,962,535    $  941,674,805     $174,190,074    $ 172,791,858
                                                   ==============    ==============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                22              477                1
 Redeemed........................................              --                --              (20)              --
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................              --                22              457                1
                                                   ==============    ==============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          94,244            69,086            6,962           12,048
 Redeemed........................................         (90,015)          (99,039)         (10,137)         (14,313)
                                                   --------------    --------------     ------------    -------------
 Net Increase (Decrease).........................           4,229           (29,953)          (3,175)          (2,265)
                                                   ==============    ==============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MORGAN STANLEY
                                                           MID CAP GROWTH*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (6,483,463)   $  (4,344,315)
 Net realized gain (loss) on investments.........      2,139,710      (25,824,738)
 Change in unrealized appreciation
  (depreciation) of investments..................    134,660,911      155,347,475
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................    130,317,158      125,178,422
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     19,088,458       17,349,251
  Transfers between funds including
   guaranteed interest account, net..............     88,611,674       69,598,413
  Transfers for contract benefits and
   terminations..................................    (23,291,011)     (11,360,676)
  Contract maintenance charges...................     (6,757,222)      (4,662,732)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     77,651,899       70,924,256
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    207,969,057      196,102,678
NET ASSETS -- BEGINNING OF PERIOD................    406,455,362      210,352,684
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 614,424,419    $ 406,455,362
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            590                3
 Redeemed........................................           (137)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            453                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,688           12,167
 Redeemed........................................         (7,010)          (5,895)
                                                   -------------    -------------
 Net Increase (Decrease).........................          4,678            6,272
                                                   =============    =============


                                                               EQ/MUTUAL
                                                           LARGE CAP EQUITY*               EQ/OPPENHEIMER GLOBAL*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $    686,220      $  (2,837,920)    $ (1,594,990)   $    (999,512)
 Net realized gain (loss) on investments.........    (15,707,826)       (25,424,474)      (5,794,188)     (12,845,925)
 Change in unrealized appreciation
  (depreciation) of investments..................     36,768,566         74,942,306       31,989,119       52,404,085
                                                    ------------      -------------     ------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     21,746,960         46,679,912       24,599,941       38,558,648
                                                    ------------      -------------     ------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,479,102          7,462,774       13,281,583       10,985,091
  Transfers between funds including
   guaranteed interest account, net..............    (18,211,997)        (7,433,583)      55,292,392       30,120,961
  Transfers for contract benefits and
   terminations..................................    (10,895,006)        (9,814,336)      (8,293,582)      (4,037,850)
  Contract maintenance charges...................     (3,624,570)        (3,691,375)      (2,762,472)      (1,941,981)
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (29,252,471)       (13,476,520)      57,517,921       35,126,221
                                                    ------------      -------------     ------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --                3               --
                                                    ------------      -------------     ------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     (7,505,511)        33,203,392       82,117,865       73,684,869
NET ASSETS -- BEGINNING OF PERIOD................    238,555,289        205,351,897      163,060,273       89,375,404
                                                    ------------      -------------     ------------    -------------
NET ASSETS -- END OF PERIOD......................   $231,049,778      $ 238,555,289     $245,178,138    $ 163,060,273
                                                    ============      =============     ============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             48                 --              306                1
 Redeemed........................................             (1)                --              (43)              --
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................             47                 --              263                1
                                                    ============      =============     ============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          1,203              3,697           10,580            7,976
 Redeemed........................................         (4,866)            (5,500)          (5,120)          (3,519)
                                                    ------------      -------------     ------------    -------------
 Net Increase (Decrease).........................         (3,663)            (1,803)           5,460            4,457
                                                    ============      =============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/PIMCO ULTRA
                                                           SHORT BOND* (g) (h)
                                                  -------------------------------------
                                                         2010               2009
                                                  ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (16,660,452)    $   (3,730,126)
 Net realized gain (loss) on investments.........      (32,817,732)       (35,530,401)
 Change in unrealized appreciation
  (depreciation) of investments..................       40,441,026         69,287,120
                                                    --------------     --------------
 Net Increase (decrease) in net assets from
  operations.....................................       (9,037,158)        30,026,593
                                                    --------------     --------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       35,647,672         60,395,456
  Transfers between funds including
   guaranteed interest account, net..............      (36,975,938)       483,246,609
  Transfers for contract benefits and
   terminations..................................      (90,378,169)       (60,125,729)
  Contract maintenance charges...................      (19,746,167)       (16,164,814)
                                                    --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (111,452,602)       467,351,522
                                                    --------------     --------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --
                                                    --------------     --------------
INCREASE (DECREASE) IN NET ASSETS................     (120,489,760)       497,378,115
NET ASSETS -- BEGINNING OF PERIOD................    1,415,255,319        917,877,204
                                                    --------------     --------------
NET ASSETS -- END OF PERIOD......................   $1,294,765,559     $1,415,255,319
                                                    ==============     ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            1,539                  9
 Redeemed........................................             (209)                --
                                                    --------------     --------------
 Net Increase (Decrease).........................            1,330                  9
                                                    ==============     ==============
UNIT ACTIVITY CLASS B
 Issued..........................................           32,281             97,475
 Redeemed........................................          (43,958)           (55,852)
                                                    --------------     --------------
 Net Increase (Decrease).........................          (11,677)            41,623
                                                    ==============     ==============


                                                      EQ/QUALITY BOND PLUS* (k)        EQ/SMALL COMPANY INDEX* (m)
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  52,128,835    $   9,616,969    $  (2,260,703)   $     283,901
 Net realized gain (loss) on investments.........     (6,003,038)     (16,834,854)     (24,935,414)     (47,942,631)
 Change in unrealized appreciation
  (depreciation) of investments..................    (19,985,136)      27,244,526      125,792,660      125,840,042
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     26,140,661       20,026,641       98,596,543       78,181,312
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     34,150,025       21,240,787       14,071,255       26,470,813
  Transfers between funds including
   guaranteed interest account, net..............     (9,692,627)     224,180,167      (17,676,567)      70,678,527
  Transfers for contract benefits and
   terminations..................................    (36,306,894)     (28,209,097)     (20,362,790)     (14,249,210)
  Contract maintenance charges...................     (7,338,590)      (5,183,336)      (5,991,684)      (4,521,055)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (19,188,086)     212,028,521      (29,959,786)      78,379,075
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --              600               --        1,020,132
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      6,952,575      232,055,762       68,636,757      157,580,519
NET ASSETS -- BEGINNING OF PERIOD................    558,343,163      326,287,401      440,147,476      282,566,957
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 565,295,738    $ 558,343,163    $ 508,784,233    $ 440,147,476
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             --               --              214                1
 Redeemed........................................             --               --              (22)              --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --              192                1
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................         11,067           50,229            4,584           17,034
 Redeemed........................................        (12,329)         (31,789)          (7,147)          (9,500)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (1,262)          18,440           (2,563)           7,534
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/T. ROWE PRICE
                                                            GROWTH STOCK*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (4,924,523)   $  (3,334,900)
 Net realized gain (loss) on investments.........     (2,732,322)     (11,405,129)
 Change in unrealized appreciation
  (depreciation) of investments..................     56,083,078       93,287,481
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     48,426,233       78,547,452
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     21,494,187       25,605,098
  Transfers between funds including
   guaranteed interest account, net..............     41,257,431       56,036,557
  Transfers for contract benefits and
   terminations..................................    (17,689,907)     (11,344,415)
  Contract maintenance charges...................     (4,308,822)      (3,031,774)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     40,752,889       67,265,466
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     89,179,122      145,812,918
NET ASSETS -- BEGINNING OF PERIOD................    313,082,416      167,269,498
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 402,261,538    $ 313,082,416
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            567                3
 Redeemed........................................           (127)              --
                                                   -------------    -------------
 Net Increase (Decrease).........................            440                3
                                                   =============    =============
UNIT ACTIVITY CLASS B
 Issued..........................................          8,662           11,610
 Redeemed........................................         (4,967)          (3,248)
                                                   -------------    -------------
 Net Increase (Decrease).........................          3,695            8,362
                                                   =============    =============


                                                            EQ/TEMPLETON
                                                           GLOBAL EQUITY*              EQ/UBS GROWTH & INCOME*
                                                  --------------------------------- ------------------------------
                                                        2010             2009             2010           2009
                                                  ---------------- ---------------- --------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $     (58,709)   $     (17,700)   $   (494,021)   $   (336,588)
 Net realized gain (loss) on investments.........    (11,950,986)     (20,976,814)     (2,127,239)     (7,822,551)
 Change in unrealized appreciation
  (depreciation) of investments..................     23,739,286       62,319,576       9,628,253      22,719,844
                                                   -------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations.....................................     11,729,591       41,325,062       7,006,993      14,560,705
                                                   -------------    -------------    ------------    ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,851,036        7,979,308       4,282,687       4,943,208
  Transfers between funds including
   guaranteed interest account, net..............      3,687,608       (4,747,160)       (980,741)       (973,192)
  Transfers for contract benefits and
   terminations..................................     (8,887,410)      (7,902,832)     (3,187,709)     (2,000,024)
  Contract maintenance charges...................     (2,856,263)      (2,749,566)       (892,945)       (801,991)
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (1,205,029)      (7,420,250)       (778,708)      1,168,001
                                                   -------------    -------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --              --              --
                                                   -------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS................     10,524,562       33,904,812       6,228,285      15,728,706
NET ASSETS -- BEGINNING OF PERIOD................    183,702,369      149,797,557      63,799,068      48,070,362
                                                   -------------    -------------    ------------    ------------
NET ASSETS -- END OF PERIOD......................  $ 194,226,931    $ 183,702,369    $ 70,027,353    $ 63,799,068
                                                   =============    =============    ============    ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................            105               --              --              --
 Redeemed........................................            (18)              --              --              --
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................             87               --              --              --
                                                   =============    =============    ============    ============
UNIT ACTIVITY CLASS B
 Issued..........................................          3,697            3,863           5,058           5,464
 Redeemed........................................         (3,946)          (4,876)         (4,631)         (4,392)
                                                   -------------    -------------    ------------    ------------
 Net Increase (Decrease).........................           (249)          (1,013)            427           1,072
                                                   =============    =============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/WELLS FARGO
                                                                                                  ADVANTAGE
                                                        EQ/VAN KAMPEN COMSTOCK*                 OMEGA GROWTH*
                                                  ----------------------------------- ---------------------------------
                                                         2010              2009             2010             2009
                                                  ------------------ ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (540,884)     $    (130,878)   $  (4,851,626)    $ (2,421,440)
 Net realized gain (loss) on investments.........     (9,464,917)       (22,515,911)      13,444,641       (9,138,410)
 Change in unrealized appreciation
  (depreciation) of investments..................     37,945,921         68,993,230       44,175,021       77,956,029
                                                    ------------      -------------    -------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     27,940,120         46,346,441       52,768,036       66,396,179
                                                    ------------      -------------    -------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,581,392          7,018,764       17,657,805       27,940,701
  Transfers between funds including
   guaranteed interest account, net..............        556,523         (7,191,990)      67,388,141       83,688,347
  Transfers for contract benefits and
   terminations..................................    (11,285,117)        (8,733,057)     (15,511,156)      (9,008,466)
  Contract maintenance charges...................     (3,263,131)        (3,102,049)      (4,493,713)      (2,575,434)
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (8,410,333)       (12,008,332)      65,041,077      100,045,148
                                                    ------------      -------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --                 --            9,999               --
                                                    ------------      -------------    -------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     19,529,787         34,338,109      117,819,112      166,441,327
NET ASSETS -- BEGINNING OF PERIOD................    219,391,530        185,053,421      295,445,709      129,004,382
                                                    ------------      -------------    -------------     ------------
NET ASSETS -- END OF PERIOD......................   $238,921,317      $ 219,391,530    $ 413,264,821     $295,445,709
                                                    ============      =============    =============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................             87                 --               --               --
 Redeemed........................................             (4)                --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             83                 --               --               --
                                                    ============      =============    =============     ============
UNIT ACTIVITY CLASS B
 Issued..........................................          2,566              3,249           11,345           14,711
 Redeemed........................................         (3,651)            (4,883)          (5,945)          (4,717)
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................         (1,085)            (1,634)           5,400            9,994
                                                    ============      =============    =============     ============
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             --                 --               --               --
 Redeemed........................................             --                 --               --               --
                                                    ------------      -------------    -------------     ------------
 Net Increase (Decrease).........................             --                 --               --               --
                                                    ============      =============    =============     ============


                                                      FIDELITY(R) VIP           FIDELITY(R) VIP
                                                      ASSET MANAGER:             CONTRAFUND(R)
                                                   GROWTH PORTFOLIO (c)          PORTFOLIO (b)
                                                  ---------------------- -----------------------------
                                                           2010                2010           2009
                                                  ---------------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................        $   (450)          $   23,873      $     (1)
 Net realized gain (loss) on investments.........           8,181               41,815            --
 Change in unrealized appreciation
  (depreciation) of investments..................          56,550            1,304,990            --
                                                         --------           ----------      --------
 Net Increase (decrease) in net assets from
  operations.....................................          64,281            1,370,678            (1)
                                                         --------           ----------      --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         535,368            9,917,768        17,564
  Transfers between funds including
   guaranteed interest account, net..............         181,064            1,377,266            --
  Transfers for contract benefits and
   terminations..................................          (8,186)            (101,238)           --
  Contract maintenance charges...................              --                   (6)           --
                                                         --------           ----------      --------
 Net increase (decrease) in net assets from
  contractowners transactions....................         708,246           11,193,790        17,564
                                                         --------           ----------      --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              33               14,997            --
                                                         --------           ----------      --------
INCREASE (DECREASE) IN NET ASSETS................         772,560           12,579,465        17,563
NET ASSETS -- BEGINNING OF PERIOD................              --               17,563            --
                                                         --------          -----------      --------
NET ASSETS -- END OF PERIOD......................        $772,560          $12,597,028       $17,563
                                                         ========          ===========      ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY CLASS B
 Issued..........................................              --                  --             --
 Redeemed........................................              --                  --             --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              --                  --             --
                                                         ========          ==========       ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................             119               1,092              2
 Redeemed........................................             (53)                (41)            --
                                                         --------          ----------       --------
 Net Increase (Decrease).........................              66               1,051              2
                                                         ========          ==========       ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                FIDELITY(R) VIP
                                                      FIDELITY(R) VIP           STRATEGIC INCOME         FRANKLIN INCOME
                                                   MID CAP PORTFOLIO (b)         PORTFOLIO (b)         SECURITIES FUND (n)
                                                  ------------------------ -------------------------- --------------------
                                                        2010        2009         2010         2009            2010
                                                  --------------- -------- --------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (18,324)       --      $ 235,780      $    (2)        $  14,976
 Net realized gain (loss) on investments.........       25,950        --        163,162           --            (2,591)
 Change in unrealized appreciation
  (depreciation) of investments..................      519,941        --       (218,791)          21           158,862
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      527,567        --        180,151           19           171,247
                                                    ----------    ------     ----------      -------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,151,129     5,881      5,996,892       23,054         2,662,103
  Transfers between funds including
   guaranteed interest account, net..............      770,481        --        726,700           --           992,400
  Transfers for contract benefits and
   terminations..................................      (76,216)       --        (56,385)          --           (11,054)
  Contract maintenance charges...................           (2)       --             (4)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................    4,845,392     5,881      6,667,203       23,054         3,643,449
                                                    ----------    ------     ----------      -------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       10,000        --            205           --               298
                                                    ----------    ------     ----------      -------        ----------
INCREASE (DECREASE) IN NET ASSETS................    5,382,959     5,881      6,847,559       23,073         3,814,994
NET ASSETS -- BEGINNING OF PERIOD................        5,881        --         23,073           --                --
                                                    ----------    ------     ----------      -------        ----------
NET ASSETS -- END OF PERIOD......................   $5,388,840    $5,881     $6,870,632      $23,073        $3,814,994
                                                    ==========    ======     ==========      =======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................           --        --             --           --               358
 Redeemed........................................           --        --             --           --                (6)
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................           --        --             --           --               352
                                                    ----------    ------     ----------      -------        ----------
UNIT ACTIVITY SERVICE CLASS 2
 Issued..........................................         437          1            658            2                --
 Redeemed........................................         (21)        --            (29)          --                --
                                                    ----------    ------     ----------      -------        ----------
 Net Increase (Decrease).........................         416          1            629            2                --
                                                    ----------    ------     ----------      -------        ----------

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                      FRANKLIN STRATEGIC           FRANKLIN TEMPLETON
                                                            INCOME                    VIP FOUNDING
                                                      SECURITIES FUND (b)      FUNDS ALLOCATION FUND (n)
                                                  --------------------------- ---------------------------
                                                        2010          2009                2010
                                                  --------------- ----------- ---------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  46,154       $   (12)          $  15,184
 Net realized gain (loss) on investments.........       7,038            --                 859
 Change in unrealized appreciation
  (depreciation) of investments..................     113,388            58              54,429
                                                    ---------       -------           ---------
 Net Increase (decrease) in net assets from
  operations.....................................     166,580            46              70,472
                                                    ---------       -------           ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,764,694        46,293             862,343
  Transfers between funds including
   guaranteed interest account, net..............     981,718            --             170,851
  Transfers for contract benefits and
   terminations..................................     (78,141)           --                (481)
  Contract maintenance charges...................          (6)           --                  --
                                                    ---------       -------           ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,668,265        46,293           1,032,713
                                                    ---------       -------           ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................      24,997            --                  77
                                                    ---------       -------           ---------
INCREASE (DECREASE) IN NET ASSETS................   4,859,842        46,339           1,103,262
NET ASSETS -- BEGINNING OF PERIOD................      46,339            --                  --
                                                    ---------       -------           ---------
NET ASSETS -- END OF PERIOD......................  $4,906,181       $46,339           $1,103,262
                                                    =========       =======           ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................         465             5                 108
 Redeemed........................................         (30)           --                  (4)
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................         435             5                 104
                                                    =========       =======           =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --            --                  --
 Redeemed........................................          --            --                  --
                                                    ---------       -------           ---------
 Net Increase (Decrease).........................          --            --                  --
                                                    =========       =======           =========


                                                         GOLDMAN SACHS           INVESCO V.I.
                                                          VIT MID CAP              FINANCIAL
                                                        VALUE FUND (b)         SERVICES FUND (c)
                                                  --------------------------- ------------------
                                                        2010          2009           2010
                                                  --------------- ----------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  (4,057)      $   --        $  (4,152)
 Net realized gain (loss) on investments.........      20,694           --          (12,347)
 Change in unrealized appreciation
  (depreciation) of investments..................     366,648           (9)          41,149
                                                    ---------       ------        ---------
 Net Increase (decrease) in net assets from
  operations.....................................     383,285           (9)          24,650
                                                    ---------       ------        ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,555,130        2,514          427,430
  Transfers between funds including
   guaranteed interest account, net..............     201,034           --          207,782
  Transfers for contract benefits and
   terminations..................................     (13,427)          --          (20,432)
  Contract maintenance charges...................          (2)          --               --
                                                    ---------       ------        ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,742,735        2,514          614,780
                                                    ---------       ------        ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         101           --               21
                                                    ---------       ------        ---------
INCREASE (DECREASE) IN NET ASSETS................   3,126,121        2,505          639,451
NET ASSETS -- BEGINNING OF PERIOD................       2,505           --               --
                                                    ----------      ------        ---------
NET ASSETS -- END OF PERIOD......................   $3,128,626      $2,505        $ 639,451
                                                    ===========     =======       =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          --          --                --
 Redeemed........................................          --          --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                --
                                                    =========     =======         =========
UNIT ACTIVITY SERIES II
 Issued..........................................          --          --                86
 Redeemed........................................          --          --               (27)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................          --          --                59
                                                    =========     =======         =========
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................         271          --                --
 Redeemed........................................         (28)         --                --
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         243          --                --
                                                    =========     =======         =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                         INVESCO V.I.            INVESCO V.I.
                                                          GLOBAL REAL           INTERNATIONAL
                                                        ESTATE FUND (b)        GROWTH FUND (c)
                                                  --------------------------- -----------------
                                                        2010          2009           2010
                                                  ---------------- ---------- -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $ 113,606      $    (1)     $  18,769
 Net realized gain (loss) on investments.........        6,434           --          3,607
 Change in unrealized appreciation
  (depreciation) of investments..................      299,536           10        336,872
                                                     ---------      -------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................      419,576            9        359,248
                                                     ---------      -------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,431,862       11,500      3,316,405
  Transfers between funds including
   guaranteed interest account, net..............      859,574           --        506,317
  Transfers for contract benefits and
   terminations..................................      (21,125)          --        (17,882)
  Contract maintenance charges...................           --           --             (2)
                                                     ---------      -------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,270,311       11,500      3,804,838
                                                     ---------      -------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          299           --            200
                                                     ---------      -------      ---------
INCREASE (DECREASE) IN NET ASSETS................    5,690,186       11,509      4,164,286
NET ASSETS -- BEGINNING OF PERIOD................       11,509           --             --
                                                     ---------      -------      ---------
NET ASSETS -- END OF PERIOD......................    $5,701,695     $11,509      $4,164,286
                                                     ==========     =======      ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................          488            1            371
 Redeemed........................................           (6)          --             (5)
                                                     ---------      -------      ---------
 Net Increase (Decrease).........................          482            1            366
                                                     =========      =======      =========


                                                                            INVESCO V.I.
                                                     INVESCO V.I.           MID CAP CORE
                                                   LEISURE FUND (c)        EQUITY FUND (b)
                                                  ------------------ ---------------------------
                                                         2010               2010          2009
                                                  ------------------ ----------------- ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $  (352)         $  (4,611)       $   --
 Net realized gain (loss) on investments.........          628              2,876            --
 Change in unrealized appreciation
  (depreciation) of investments..................       12,057            118,073            (5)
                                                       -------          ---------        ------
 Net Increase (decrease) in net assets from
  operations.....................................       12,333            116,338            (5)
                                                       -------          ---------        ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       94,133          1,081,781           639
  Transfers between funds including
   guaranteed interest account, net..............       27,981            242,444            --
  Transfers for contract benefits and
   terminations..................................           --             (8,395)           --
  Contract maintenance charges...................           --                 (3)           --
                                                       -------          ---------        ------
 Net increase (decrease) in net assets from
  contractowners transactions....................      122,114          1,315,827           639
                                                       -------          ---------        ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................           --                 --            --
                                                       -------          ---------        ------
INCREASE (DECREASE) IN NET ASSETS................      134,447          1,432,165           634
NET ASSETS -- BEGINNING OF PERIOD................           --                634            --
                                                       -------          ---------        ------
NET ASSETS -- END OF PERIOD......................      $134,447         $1,432,799       $  634
                                                       ========         ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued..........................................           13                129            --
 Redeemed........................................           (2)                (6)           --
                                                       -------          ---------        ------
 Net Increase (Decrease).........................           11                123            --
                                                       =======          =========        ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                       INVESCO V.I.            IVY FUNDS VIP
                                                        SMALL CAP                DIVIDEND                   IVY FUNDS VIP
                                                     EQUITY FUND (c)         OPPORTUNITIES (b)                ENERGY (b)
                                                    -----------------   ---------------------------   --------------------------
                                                           2010              2010           2009           2010           2009
                                                    -----------------   --------------   ----------   --------------   ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................       $  (5,405)        $  (14,382)     $    (1)      $  (11,920)      $  --
 Net realized gain (loss) on investments.........         (25,501)            (2,123)          --          (22,116)         --
 Change in unrealized appreciation
  (depreciation) of investments..................         141,132            511,615          (35)         468,805           (8)
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (decrease) in net assets from
  operations.....................................         110,226            495,110          (36)         434,769           (8)
                                                        ---------         ----------      -------       ----------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........         674,292          3,292,575       13,455        1,874,270          479
  Transfers between funds including
   guaranteed interest account, net..............         214,496            670,688           --          559,232           --
  Transfers for contract benefits and
   terminations..................................         (48,638)           (73,191)          --          (23,036)          --
  Contract maintenance charges...................              --                (10)          --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................         840,150          3,890,062       13,455        2,410,466          479
                                                        ---------         ----------      -------       ----------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................              --                197           --               42           --
                                                        ---------         ----------      -------       ----------       ------
INCREASE (DECREASE) IN NET ASSETS................         950,376          4,385,369       13,419        2,845,277          471
NET ASSETS -- BEGINNING OF PERIOD................              --             13,419           --              471           --
                                                        ---------         ----------      -------       ----------       ------
NET ASSETS -- END OF PERIOD......................       $ 950,376         $4,398,788      $13,419       $2,845,748       $  471
                                                        =========         ==========      =======       ==========       ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................              --                398            1              295           --
 Redeemed........................................                                (21)          --              (66)          --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              --                377            1              229           --
                                                        =========         ==========      =======       ==========       ======
UNIT ACTIVITY SERIES II
 Issued..........................................             101                 --           --               --           --
 Redeemed........................................             (30)                --           --               --           --
                                                        ---------         ----------      -------       ----------       ------
 Net Increase (Decrease).........................              71                 --           --               --           --
                                                        =========         ==========      =======       ==========       ======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                        GLOBAL NATURAL
                                                        RESOURCES (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (26,243)     $    (9)
 Net realized gain (loss) on investments.........     (23,831)          --
 Change in unrealized appreciation
  (depreciation) of investments..................     824,015         (370)
                                                    -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................     773,941         (379)
                                                    -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   3,357,438       73,586
  Transfers between funds including
   guaranteed interest account, net..............     840,262           --
  Transfers for contract benefits and
   terminations..................................     (36,658)          --
  Contract maintenance charges...................            (3)        --
                                                    ------------   -------
 Net increase (decrease) in net assets from
  contractowners transactions....................   4,161,039       73,586
                                                    -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,997           --
                                                    -----------    -------
INCREASE (DECREASE) IN NET ASSETS................   4,942,977       73,207
NET ASSETS -- BEGINNING OF PERIOD................      73,207           --
                                                    -----------    -------
NET ASSETS -- END OF PERIOD......................   $5,016,184     $73,207
                                                    ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         471            7
 Redeemed........................................         (59)          --
                                                    -----------    -------
 Net Increase (Decrease).........................         412            7
                                                    ===========    =======



                                                         IVY FUNDS VIP               IVY FUNDS VIP
                                                        HIGH INCOME (b)            MID CAP GROWTH (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $  89,755       $   (10)    $ (21,737)      $     (1)
 Net realized gain (loss) on investments.........      22,354            --        10,693             --
 Change in unrealized appreciation
  (depreciation) of investments..................     397,231           107       663,279             (8)
                                                    ---------       -------     ---------      ---------
 Net Increase (decrease) in net assets from
  operations.....................................     509,340            97       652,235             (9)
                                                    ---------       -------     ---------      ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   6,833,466        24,960     3,087,205         20,641
  Transfers between funds including
   guaranteed interest account, net..............   1,759,195            --       710,125             --
  Transfers for contract benefits and
   terminations..................................     (60,895)           --       (42,819)            --
  Contract maintenance charges...................          (7)           --            (4)            --
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   8,531,759        24,960     3,754,507         20,641
                                                    ---------       -------     ---------      ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       7,999            --            --             --
                                                    ---------       -------     ---------      ---------
INCREASE (DECREASE) IN NET ASSETS................   9,049,098        25,057     4,406,742         20,632
NET ASSETS -- BEGINNING OF PERIOD................      25,057            --        20,632             --
                                                    ---------       -------     ---------      ---------
NET ASSETS -- END OF PERIOD......................  $9,074,155       $25,057     $4,427,374     $  20,632
                                                    =========       =======     ==========     =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         848             2           337              2
 Redeemed........................................         (72)           --           (11)            --
                                                    ---------       -------     ---------      ---------
 Net Increase (Decrease).........................         776             2           326              2
                                                    =========       =======     =========      =========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        IVY FUNDS VIP
                                                         SCIENCE AND
                                                        TECHNOLOGY (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (17,200)      $   (1)
 Net realized gain (loss) on investments.........      35,891           --
 Change in unrealized appreciation
  (depreciation) of investments..................     226,046            5
                                                    ---------       ------
 Net Increase (decrease) in net assets from
  operations.....................................     244,737            4
                                                    ---------       ------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,180,871        1,980
  Transfers between funds including
   guaranteed interest account, net..............     309,419           --
  Transfers for contract benefits and
   terminations..................................     (56,595)          --
  Contract maintenance charges...................          (2)          --
                                                    ---------       ------
 Net increase (decrease) in net assets from
  contractowners transactions....................   2,433,693        1,980
                                                    ---------       ------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          65           --
                                                    ---------       ------
INCREASE (DECREASE) IN NET ASSETS................   2,678,495        1,984
NET ASSETS -- BEGINNING OF PERIOD................       1,984           --
                                                    ---------       ------
NET ASSETS -- END OF PERIOD......................   $2,680,479      $1,984
                                                    ==========      ======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         250           --
 Redeemed........................................         (23)          --
                                                    ---------       ------
 Net Increase (Decrease).........................         227           --
                                                    =========       ======
UNIT ACTIVITY SERVICE SHARES
 Issued..........................................          --           --
 Redeemed........................................          --           --
                                                    ---------       ------
 Net Increase (Decrease).........................          --           --
                                                    =========       ======


                                                         IVY FUNDS VIP             LAZARD RETIREMENT
                                                           SMALL CAP                EMERGING MARKETS
                                                          GROWTH (b)              EQUITY PORTFOLIO (b)
                                                  --------------------------- ----------------------------
                                                        2010          2009          2010          2009
                                                  --------------- ----------- --------------- ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,635)      $    --       $    64,079     $   (1)
 Net realized gain (loss) on investments.........       6,893            --            33,247         --
 Change in unrealized appreciation
  (depreciation) of investments..................     614,001            (8)      1,144,429           --
                                                    ---------       -------     -----------     --------
 Net Increase (decrease) in net assets from
  operations.....................................     600,259            (8)      1,241,755           (1)
                                                    ---------       -------     -----------     --------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   2,563,013         3,288      10,027,200       22,523
  Transfers between funds including
   guaranteed interest account, net..............     601,042            --       1,947,357           --
  Transfers for contract benefits and
   terminations..................................     (24,472)           --        (107,238)          --
  Contract maintenance charges...................          (3)           --              --           --
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in net assets from
  contractowners transactions....................   3,139,580         3,288      11,867,319       22,523
                                                    ---------       -------     -----------     --------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       5,000            --           4,997           --
                                                    ---------       -------     -----------     --------
INCREASE (DECREASE) IN NET ASSETS................   3,744,839         3,280      13,114,071       22,522
NET ASSETS -- BEGINNING OF PERIOD................       3,280            --          22,522           --
                                                    ---------       -------     -----------     --------
NET ASSETS -- END OF PERIOD......................  $3,748,119       $ 3,280     $13,136,593     $ 22,522
                                                   ==========       =======     ===========     ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued..........................................         296            --              --           --
 Redeemed........................................         (17)           --              --           --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................         279            --              --           --
                                                    =========       =======     ===========     ========
Unit Activity Service Shares
 Issued..........................................          --            --           1,105            2
 Redeemed........................................          --            --             (43)          --
                                                    ---------       -------     -----------     --------
 Net Increase (Decrease).........................          --            --           1,062            2
                                                    =========       =======     ===========     ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    MFS(R) INTERNATIONAL        MFS(R) INVESTORS
                                                    VALUE PORTFOLIO (b)     GROWTH STOCK SERIES (c)
                                                  ------------------------ -------------------------
                                                        2010        2009              2010
                                                  --------------- -------- -------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (20,072)     $   --         $  (8,018)
 Net realized gain (loss) on investments.........       1,780          --             1,529
 Change in unrealized appreciation
  (depreciation) of investments..................     405,374          --           192,276
                                                    ---------      ------         ---------
 Net Increase (decrease) in net assets from
  operations.....................................     387,082          --           185,787
                                                    ---------      ------         ---------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........   4,346,575       2,520         1,573,066
  Transfers between funds including
   guaranteed interest account, net..............     753,351          --           122,655
  Transfers for contract benefits and
   terminations..................................     (69,928)         --            (7,400)
  Contract maintenance charges...................          (6)         --                --
                                                    ---------      ------         ---------
 Net increase (decrease) in net assets from
  contractowners transactions....................   5,029,992       2,520         1,688,321
                                                    ---------      ------         ---------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................       4,997          --                73
                                                    ---------      ------         ---------
INCREASE (DECREASE) IN NET ASSETS................   5,422,071       2,520         1,874,181
NET ASSETS -- BEGINNING OF PERIOD................       2,520          --                --
                                                    ---------      ------         ---------
NET ASSETS -- END OF PERIOD......................  $5,424,591      $2,520        $1,874,181
                                                    =========      ======         =========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................         523          --               165
 Redeemed........................................         (22)         --                (3)
                                                    ---------      ------         ---------
 Net Increase (Decrease).........................         501          --               162
                                                    =========      ======         =========


                                                   MFS(R) INVESTORS   MFS(R) TECHNOLOGY   MFS(R) UTILITIES
                                                   TRUST SERIES (c)     PORTFOLIO (c)        SERIES (c)
                                                  ------------------ ------------------- ------------------
                                                         2010                2010               2010
                                                  ------------------ ------------------- ------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (4,935)         $  (10,172)         $     321
 Net realized gain (loss) on investments.........         2,000              (6,570)             3,866
 Change in unrealized appreciation
  (depreciation) of investments..................       109,869             204,827             151,823
                                                      ---------          ----------          ----------
 Net Increase (decrease) in net assets from
  operations.....................................       106,934             188,085             156,010
                                                      ---------          ----------          ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........     1,002,551           1,463,738           1,202,233
  Transfers between funds including
   guaranteed interest account, net..............       147,780             257,417             294,963
  Transfers for contract benefits and
   terminations..................................        (8,259)            (10,492)             (4,784)
  Contract maintenance charges...................            --                  --                  (1)
                                                      ---------          ----------          ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................     1,142,072           1,710,663           1,492,411
                                                      ---------          ----------          ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................            --                  72                 55
                                                      ---------          ----------          ----------
INCREASE (DECREASE) IN NET ASSETS................     1,249,006           1,898,820           1,648,476
NET ASSETS -- BEGINNING OF PERIOD................            --                  --                  --
                                                      ---------          ----------          ----------
NET ASSETS -- END OF PERIOD......................     $1,249,006         $1,898,820         $1,648,476
                                                      ==========         ==========          ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued..........................................           120                 181                 149
 Redeemed........................................            (9)                (25)                 (9)
                                                      ---------          ----------          ----------
 Net Increase (Decrease).........................           111                 156                 140
                                                      =========          ==========          ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                      AGGRESSIVE EQUITY* (i)(o)
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (3,300,754)   $  (1,790,030)
 Net realized gain (loss) on investments.........    (10,011,442)     (12,286,920)
 Change in unrealized appreciation
  (depreciation) of investments..................     67,064,699       18,886,872
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     53,752,503        4,809,922
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,396,795        3,248,390
  Transfers between funds including
   guaranteed interest account, net..............    209,262,252      271,330,555
  Transfers for contract benefits and
   terminations..................................    (22,771,842)      (6,664,007)
  Contract maintenance charges...................     (5,214,681)      (1,938,975)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    187,672,524      265,975,963
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          5,306         (419,927)
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................    241,430,333      270,365,958
NET ASSETS -- BEGINNING OF PERIOD................    338,108,603       67,742,645
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 579,538,936    $ 338,108,603
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................         14,223           47,962
 Redeemed........................................         (4,635)         (31,144)
                                                   -------------    -------------
 Net Increase (Decrease).........................          9,588           16,818
                                                   =============    =============


                                                              MULTIMANAGER                        MULTIMANAGER
                                                               CORE BOND*                     INTERNATIONAL EQUITY*
                                                  ------------------------------------- ---------------------------------
                                                         2010               2009              2010             2009
                                                  ------------------ ------------------ ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   14,969,343     $   19,058,581    $   6,306,819    $     529,394
 Net realized gain (loss) on investments.........       31,944,676         (1,947,205)     (30,024,963)     (40,200,014)
 Change in unrealized appreciation
  (depreciation) of investments..................        2,327,617         40,797,591       44,641,850      140,444,319
                                                    --------------     --------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................       49,241,636         57,908,967       20,923,706      100,773,699
                                                    --------------     --------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........       54,471,139         85,620,629        8,962,430       31,467,106
  Transfers between funds including
   guaranteed interest account, net..............       99,642,576        225,583,404      (16,962,668)      (7,993,196)
  Transfers for contract benefits and
   terminations..................................      (76,218,848)       (54,135,987)     (19,864,038)     (16,720,684)
  Contract maintenance charges...................      (14,448,356)       (11,596,104)      (5,971,528)      (5,708,119)
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       63,446,511        245,471,942      (33,835,804)       1,045,107
                                                    --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................               --                 --           20,500           12,001
                                                    --------------     --------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      112,688,147        303,380,909      (12,891,598)     101,830,807
NET ASSETS -- BEGINNING OF PERIOD................    1,038,133,642        734,752,733      457,906,636      356,075,829
                                                    --------------     --------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................   $1,150,821,789     $1,038,133,642    $ 445,015,038    $ 457,906,636
                                                    ==============     ==============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................           32,660             41,077            3,288            7,015
 Redeemed........................................          (27,671)           (20,178)          (6,035)          (6,890)
                                                    --------------     --------------    -------------    -------------
 Net Increase (Decrease).........................            4,989             20,899           (2,747)             125
                                                    ==============     ==============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                              LARGE CAP
                                                            CORE EQUITY*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $ (1,609,490)    $     23,909
 Net realized gain (loss) on investments.........     (5,914,448)      (9,143,855)
 Change in unrealized appreciation
  (depreciation) of investments..................     20,335,514       38,805,231
                                                    ------------     ------------
 Net Increase (decrease) in net assets from
  operations.....................................     12,811,576       29,685,285
                                                    ------------     ------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      3,422,349        5,491,082
  Transfers between funds including
   guaranteed interest account, net..............      5,498,775        8,806,980
  Transfers for contract benefits and
   terminations..................................     (7,545,457)      (6,050,730)
  Contract maintenance charges...................     (1,793,031)      (1,542,848)
                                                    ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions....................       (417,364)       6,704,484
                                                    ------------     ------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             --               --
                                                    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS................     12,394,212       36,389,769
NET ASSETS -- BEGINNING OF PERIOD................    132,963,324       96,573,555
                                                    ------------     ------------
NET ASSETS -- END OF PERIOD......................   $145,357,536     $132,963,324
                                                    ============     ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,847            3,231
 Redeemed........................................         (2,943)          (2,617)
                                                    ------------     ------------
 Net Increase (Decrease).........................            (96)             614
                                                    ============     ============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          LARGE CAP VALUE*                   MID CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,260,430)   $   1,231,633    $  (4,486,343)   $  (3,614,543)
 Net realized gain (loss) on investments.........    (20,081,892)     (46,653,561)     (11,872,172)     (25,660,047)
 Change in unrealized appreciation
  (depreciation) of investments..................     63,553,047      112,693,080       86,729,962      114,933,970
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     41,210,725       67,271,152       70,371,447       85,659,380
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      7,645,471       19,030,078        5,903,356       14,960,375
  Transfers between funds including
   guaranteed interest account, net..............    (18,493,905)     (30,645,008)         236,202       (3,633,243)
  Transfers for contract benefits and
   terminations..................................    (21,956,412)     (17,195,237)     (17,993,249)     (12,645,095)
  Contract maintenance charges...................     (5,061,232)      (5,043,108)      (4,129,294)      (3,546,127)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (37,866,078)     (33,853,275)     (15,982,985)      (4,864,090)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         10,715            6,000            4,484           17,773
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................      3,355,362       33,423,877       54,392,946       80,813,063
NET ASSETS -- BEGINNING OF PERIOD................    386,803,234      353,379,357      297,525,830      216,712,767
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 390,158,596    $ 386,803,234    $ 351,918,776    $ 297,525,830
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          2,095            4,234            3,776            4,409
 Redeemed........................................         (5,348)          (7,871)          (5,462)          (5,060)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,253)          (3,637)          (1,686)            (651)
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                           MID CAP VALUE*
                                                  ---------------------------------
                                                        2010             2009
                                                  ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (2,481,550)   $   4,517,447
 Net realized gain (loss) on investments.........     (7,974,382)     (35,769,543)
 Change in unrealized appreciation
  (depreciation) of investments..................     86,985,030      131,949,303
                                                   -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     76,529,098      100,697,207
                                                   -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      8,105,066       21,788,983
  Transfers between funds including
   guaranteed interest account, net..............     11,044,753        3,060,672
  Transfers for contract benefits and
   terminations..................................    (20,165,978)     (14,330,374)
  Contract maintenance charges...................     (4,820,401)      (3,901,407)
                                                   -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     (5,836,560)       6,617,874
                                                   -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         16,500           11,000
                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     70,709,038      107,326,081
NET ASSETS -- BEGINNING OF PERIOD................    341,759,757      234,433,676
                                                   -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 412,468,795    $ 341,759,757
                                                   =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          4,226            6,361
 Redeemed........................................         (4,804)          (5,763)
                                                   -------------    -------------
 Net Increase (Decrease).........................           (578)             598
                                                   =============    =============


                                                            MULTIMANAGER                      MULTIMANAGER
                                                         MULTI-SECTOR BOND*                 SMALL CAP GROWTH*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $   7,139,639    $  17,194,123    $  (3,035,539)   $  (2,370,794)
 Net realized gain (loss) on investments.........    (43,869,658)     (63,176,365)      (9,987,140)     (23,652,038)
 Change in unrealized appreciation
  (depreciation) of investments..................     66,814,688       87,731,032       61,443,500       74,520,459
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     30,084,669       41,748,790       48,420,821       48,497,627
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      9,246,784       20,333,762        5,913,458       16,716,400
  Transfers between funds including
   guaranteed interest account, net..............     51,873,040       28,501,019       (3,629,128)       7,922,857
  Transfers for contract benefits and
   terminations..................................    (42,777,795)     (37,010,611)      (9,590,691)      (6,276,872)
  Contract maintenance charges...................     (7,490,513)      (6,919,475)      (2,959,627)      (2,436,003)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................     10,851,516        4,904,695      (10,265,988)      15,926,382
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         37,999           31,305               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     40,974,184       46,684,790       38,154,833       64,424,009
NET ASSETS -- BEGINNING OF PERIOD................    578,491,501      531,806,711      199,961,211      135,537,202
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 619,465,685    $ 578,491,501    $ 238,116,044    $ 199,961,211
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          9,449            9,422            5,949           11,195
 Redeemed........................................         (7,856)          (7,909)          (7,430)          (7,055)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................          1,593            1,513           (1,481)           4,140
                                                   =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER                      MULTIMANAGER
                                                          SMALL CAP VALUE*                     TECHNOLOGY*
                                                  --------------------------------- ---------------------------------
                                                        2010             2009             2010             2009
                                                  ---------------- ---------------- ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................  $  (5,585,595)   $  (1,545,261)   $  (5,350,390)   $  (3,925,576)
 Net realized gain (loss) on investments.........    (39,496,152)     (60,110,466)       8,933,618      (24,402,155)
 Change in unrealized appreciation
  (depreciation) of investments..................    132,997,447      145,403,986       49,871,744      146,694,797
                                                   -------------    -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations.....................................     87,915,700       83,748,259       53,454,972      118,367,066
                                                   -------------    -------------    -------------    -------------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      6,361,073       11,015,985        8,805,930       11,993,177
  Transfers between funds including
   guaranteed interest account, net..............    (17,602,238)     (19,337,941)       8,218,313       58,399,558
  Transfers for contract benefits and
   terminations..................................    (26,593,649)     (20,673,166)     (20,104,444)     (12,679,557)
  Contract maintenance charges...................     (5,355,840)      (4,967,555)      (4,791,220)      (3,816,883)
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions....................    (43,190,654)     (33,962,677)      (7,871,421)      53,896,295
                                                   -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................         28,835           15,573               --               --
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS................     44,753,881       49,801,155       45,583,551      172,263,361
NET ASSETS -- BEGINNING OF PERIOD................    418,771,665      368,970,510      365,032,119      192,768,758
                                                   -------------    -------------    -------------    -------------
NET ASSETS -- END OF PERIOD......................  $ 463,525,546    $ 418,771,665    $ 410,615,670    $ 365,032,119
                                                   =============    =============    =============    =============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................          3,839            3,265            9,748           15,683
 Redeemed........................................         (7,339)          (6,656)         (10,861)          (9,926)
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................         (3,500)          (3,391)          (1,113)           5,757
                                                   =============    =============    =============    =============
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============
UNIT ACTIVITY CLASS 2
 Issued..........................................             --               --               --               --
 Redeemed........................................             --               --               --               --
                                                   -------------    -------------    -------------    -------------
 Net Increase (Decrease).........................             --               --               --               --
                                                   =============    =============    =============    =============


                                                                             PIMCO VARIABLE
                                                                            INSURANCE TRUST
                                                      MUTUAL SHARES      COMMODITYREALRETURN(R)
                                                   SECURITIES FUND (n)   STRATEGY PORTFOLIO (c)
                                                  --------------------- -----------------------
                                                           2010                   2010
                                                  --------------------- -----------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................      $   1,005              $  204,287
 Net realized gain (loss) on investments.........            (68)                 58,047
 Change in unrealized appreciation
  (depreciation) of investments..................         78,050                 350,502
                                                      ----------              ----------
 Net Increase (decrease) in net assets from
  operations.....................................         78,987                 612,836
                                                      ----------              ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      1,293,546               2,893,946
  Transfers between funds including
   guaranteed interest account, net..............        192,509                 610,171
  Transfers for contract benefits and
   terminations..................................         (3,170)                (30,858)
  Contract maintenance charges...................             --                      --
                                                      ----------              ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      1,482,885               3,473,259
                                                      ----------              ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             63                     200
                                                      ----------              ----------
INCREASE (DECREASE) IN NET ASSETS................      1,561,935               4,086,295
NET ASSETS -- BEGINNING OF PERIOD................             --                      --
                                                      ----------              ----------
NET ASSETS -- END OF PERIOD......................     $1,561,935              $4,086,295
                                                      ==========              ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued..........................................             --                      --
 Redeemed........................................             --                      --
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                      --
                                                      ==========              ==========
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................             --                     326
 Redeemed........................................             --                     (10)
                                                      ----------              ----------
 Net Increase (Decrease).........................             --                     316
                                                      ==========              ==========
UNIT ACTIVITY CLASS 2
 Issued..........................................            147                      --
 Redeemed........................................             (1)                     --
                                                      ----------              ----------
 Net Increase (Decrease).........................            146                      --
                                                      ==========              ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                        PIMCO VARIABLE
                                                       INSURANCE TRUST
                                                       EMERGING MARKETS
                                                      BOND PORTFOLIO (b)
                                                  --------------------------
                                                       2010          2009
                                                  -------------- -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   69,368     $    64
 Net realized gain (loss) on investments.........       33,647          --
 Change in unrealized appreciation
  (depreciation) of investments..................      (12,577)       (162)
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................       90,438         (98)
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    4,628,318      96,040
  Transfers between funds including
   guaranteed interest account, net..............      475,640          --
  Transfers for contract benefits and
   terminations..................................      (52,766)         --
  Contract maintenance charges...................           --          --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    5,051,192      96,040
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          384          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    5,142,014      95,942
NET ASSETS -- BEGINNING OF PERIOD................       95,942          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $5,237,956     $95,942
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          512          10
 Redeemed........................................          (50)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          462          10
                                                    ==========     =======


                                                        PIMCO VARIABLE             PIMCO VARIABLE
                                                       INSURANCE TRUST            INSURANCE TRUST
                                                         REAL RETURN                TOTAL RETURN
                                                        PORTFOLIO (b)              PORTFOLIO (b)
                                                  -------------------------- --------------------------
                                                        2010         2009          2010         2009
                                                  --------------- ---------- --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   57,951     $    (5)    $   559,548    $    (6)
 Net realized gain (loss) on investments.........       34,827           6         204,378         15
 Change in unrealized appreciation
  (depreciation) of investments..................      (50,511)        (21)       (666,627)       (46)
                                                    ----------     -------     -----------    -------
 Net Increase (decrease) in net assets from
  operations.....................................       42,267         (20)         97,299        (37)
                                                    ----------     -------     -----------    -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    8,902,445      70,985      21,875,302     78,168
  Transfers between funds including
   guaranteed interest account, net..............    1,110,278          --       2,212,962         --
  Transfers for contract benefits and
   terminations..................................     (144,553)         --        (170,457)        --
  Contract maintenance charges...................           (4)         --             (20)        --
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    9,868,166      70,985      23,917,787     78,168
                                                    ----------     -------     -----------    -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................          500          --           2,376         --
                                                    ----------     -------     -----------    -------
INCREASE (DECREASE) IN NET ASSETS................    9,910,933      70,965      24,017,462     78,131
NET ASSETS -- BEGINNING OF PERIOD................       70,965          --          78,131         --
                                                    ----------     -------     -----------    -------
NET ASSETS -- END OF PERIOD......................   $9,981,898     $70,965     $24,095,593    $78,131
                                                    ==========     =======     ===========    =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued..........................................          979           7           2,431          8
 Redeemed........................................          (46)         --            (171)        --
                                                    ----------     -------     -----------    -------
 Net Increase (Decrease).........................          933           7           2,260          8
                                                    ==========     =======     ===========    =======

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                                T. ROWE PRICE
                                                                                        PROFUND VP             HEALTH SCIENCES
                                                       PROFUND VP BEAR (b)           BIOTECHNOLOGY (b)          PORTFOLIO (c)
                                                    -------------------------   ---------------------------   ----------------
                                                        2010          2009           2010           2009            2010
                                                    ------------   ----------   --------------   ----------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................    $  (3,972)     $    (2)       $(3,975)        $   (1)       $  (10,824)
 Net realized gain (loss) on investments.........      (14,568)          --         (2,698)            --             1,136
 Change in unrealized appreciation
  (depreciation) of investments..................      (62,175)          65         27,806            (35)          172,997
                                                     ---------      -------        -------         ------        ----------
 Net Increase (decrease) in net assets from
  operations.....................................      (80,715)          63         21,133            (36)          163,309
                                                     ---------      -------        -------         ------        ----------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      370,498       11,047        558,226          3,640         1,491,765
  Transfers between funds including
   guaranteed interest account, net..............      134,042           --        162,608             --           200,425
  Transfers for contract benefits and
   terminations..................................       (8,433)          --         (3,516)            --           (28,346)
  Contract maintenance charges...................           --           --             --             --                --
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions....................      496,107       11,047        717,318          3,640         1,663,844
                                                     ---------      -------        -------         ------        ----------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,999           --             40             --                --
                                                     ---------      -------        -------         ------        ----------
INCREASE (DECREASE) IN NET ASSETS................      420,391       11,110        738,491          3,604         1,827,153
NET ASSETS -- BEGINNING OF PERIOD................       11,110           --          3,604             --                --
                                                     ---------      -------        -------         ------        ----------
NET ASSETS -- END OF PERIOD......................    $ 431,501      $11,110        $742,095        $3,604        $1,827,153
                                                     =========      =======        ========        ======        ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued..........................................           --           --             --             --               164
 Redeemed........................................           --           --             --             --               (11)
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           --           --             --             --               153
                                                     =========      =======        ========        ======        ==========
UNIT ACTIVITY COMMON SHARES
 Issued..........................................          126            1             75             --                --
 Redeemed........................................          (72)          --             (4)            --                --
                                                     ---------      -------        --------        ------        ----------
 Net Increase (Decrease).........................           54            1             71             --                --
                                                     =========      =======        =========       ======        ==========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     TEMPLETON DEVELOPING
                                                           MARKETS
                                                     SECURITIES FUND (b)
                                                  --------------------------
                                                        2010         2009
                                                  --------------- ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................   $   (1,184)     $   (4)
 Net realized gain (loss) on investments.........        2,508          --
 Change in unrealized appreciation
  (depreciation) of investments..................      363,435         174
                                                    ----------     -------
 Net Increase (decrease) in net assets from
  operations.....................................      364,759         170
                                                    ----------     -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........    2,487,364      27,943
  Transfers between funds including
   guaranteed interest account, net..............      488,297          --
  Transfers for contract benefits and
   terminations..................................      (27,332)         --
  Contract maintenance charges...................           (1)         --
                                                    ----------     -------
 Net increase (decrease) in net assets from
  contractowners transactions....................    2,948,328      27,943
                                                    ----------     -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................        4,997          --
                                                    ----------     -------
INCREASE (DECREASE) IN NET ASSETS................    3,318,084      28,113
NET ASSETS -- BEGINNING OF PERIOD................       28,113          --
                                                    ----------     -------
NET ASSETS -- END OF PERIOD......................   $3,346,197     $28,113
                                                    ==========     =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................          289           2
 Redeemed........................................          (11)         --
                                                    ----------     -------
 Net Increase (Decrease).........................          278           2
                                                    ==========     =======


                                                                                         TEMPLETON                TEMPLETON
                                                            TEMPLETON                   GLOBAL BOND                GROWTH
                                                   FOREIGN SECURITIES FUND (c)      SECURITIES FUND (b)      SECURITIES FUND (n)
                                                  ----------------------------- --------------------------- --------------------
                                                               2010                   2010          2009            2010
                                                  ----------------------------- ---------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................          $  (1,459)             $  (31,071)     $    (3)        $  (535)
 Net realized gain (loss) on investments.........              1,659                  37,100           --              42
 Change in unrealized appreciation
  (depreciation) of investments..................            264,898                 580,760           45          46,348
                                                           ---------              ----------      -------         -------
 Net Increase (decrease) in net assets from
  operations.....................................            265,098                 586,789           42          45,855
                                                           ---------              ----------      -------         -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........          2,354,307              14,434,071       26,693         393,337
  Transfers between funds including
   guaranteed interest account, net..............            270,295               2,034,654           --         190,068
  Transfers for contract benefits and
   terminations..................................            (52,322)               (169,125)          --          (9,860)
  Contract maintenance charges...................                 (4)                     (4)          --              --
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in net assets from
  contractowners transactions....................          2,572,276              16,299,596       26,693         573,545
                                                           ---------              ----------      -------         -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................                301                   9,996           --              28
                                                           ---------              ----------      -------         -------
INCREASE (DECREASE) IN NET ASSETS................          2,837,675              16,896,381       26,735         619,428
NET ASSETS -- BEGINNING OF PERIOD................                 --                  26,735           --              --
                                                           ---------              ----------      -------         -------
NET ASSETS -- END OF PERIOD......................          $2,837,675             $16,923,116     $26,735         $619,428
                                                           ==========             ===========     =======         ========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
 Issued..........................................                277                   1,539            3              63
 Redeemed........................................                (13)                    (50)          --              (3)
                                                           ---------              ----------      -------         -------
 Net Increase (Decrease).........................                264                   1,489            3              60
                                                           =========              ==========      =======         ========

-------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                            VAN ECK VIP
                                                            GLOBAL HARD
                                                          ASSETS FUND (b)
                                                    ----------------------------
                                                          2010           2009
                                                    ---------------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)....................     $  (34,271)      $    (2)
 Net realized gain (loss) on investments.........          9,870            --
 Change in unrealized appreciation
  (depreciation) of investments..................      1,322,197          (207)
                                                      ----------       -------
 Net Increase (decrease) in net assets from
  operations.....................................      1,297,796          (209)
                                                      ----------       -------
CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Payments received from contractowners..........      5,385,770        10,006
  Transfers between funds including
   guaranteed interest account, net..............      1,041,442            --
  Transfers for contract benefits and
   terminations..................................        (50,237)           --
  Contract maintenance charges...................             (2)           --
                                                      ----------       -------
 Net increase (decrease) in net assets from
  contractowners transactions....................      6,376,973        10,006
                                                      ----------       -------
 Net increase (decrease) in amount retained by
  AXA in Separate Account No. 49.................             93            --
                                                      ----------       -------
INCREASE (DECREASE) IN NET ASSETS................      7,674,862         9,797
NET ASSETS -- BEGINNING OF PERIOD................          9,797            --
                                                      ----------       -------
NET ASSETS -- END OF PERIOD......................     $7,684,659       $ 9,797
                                                      ==========       =======
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued..........................................            606             1
 Redeemed........................................            (19)           --
                                                      ----------       -------
 Net Increase (Decrease).........................            587             1
                                                      ==========       =======

-------
The accompanying notes are an integral part of these financial statements.

(a) Units were made available for sale on June 08, 2009.
(b) Units were made available for sale on December 14, 2009.
(c) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(d) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(f) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(h) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(i) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(j) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(l) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

(m) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(n) Units were made available for sale on January 25, 2010.
(o) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(p) Units were made available for sale on September 23, 2010.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010


1. Organization

AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Invesco Variable Insurance Funds, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options:

  ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
  -----------------------------------------------------
o AllianceBernstein VPS Balanced Wealth Strategy Portfolio
o AllianceBernstein VPS International Growth Portfolio

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  ------------------------------------------
o American Century VP Large Company Value
o American Century VP Mid Cap Value

  AXA PREMIER VIP TRUST*
  ----------------------
o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation
o AXA Moderate-Plus Allocation
o Multimanager Aggressive Equity
o Multimanager Core Bond
o Multimanager International Equity
o Multimanager Large Cap Core Equity
o Multimanager Large Cap Value
o Multimanager Mid Cap Growth
o Multimanager Mid Cap Value
o Multimanager Multi-Sector Bond
o Multimanager Small Cap Growth
o Multimanager Small Cap Value
o Multimanager Technology

  BLACKROCK VARIABLE SERIES FUNDS, INC.
  -------------------------------------
o BlackRock Global Allocation V.I. Fund
o BlackRock Large Cap Growth V.I Fund

  EQ ADVISORS TRUST *
  -------------------
o All Asset Allocation
o AXA Balanced Strategy
o AXA Conservative Growth Strategy
o AXA Conservative Strategy
o AXA Growth Strategy
o AXA Moderate Growth Strategy
o AXA Tactical Manager 2000
o AXA Tactical Manager 400
o AXA Tactical Manager 500
o AXA Tactical Manager International
o EQ/AllianceBernstein International
o EQ/AllianceBernstein Small Cap Growth
o EQ/AXA Franklin Small Cap Value Core
o EQ/BlackRock Basic Value Equity
o EQ/BlackRock International Value
o EQ/Boston Advisors Equity Income
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth
o EQ/Capital Guardian Research
o EQ/Common Stock Index
o EQ/Core Bond Index
o EQ/Davis New York Venture
o EQ/Equity 500 Index
o EQ/Equity Growth PLUS
o EQ/Franklin Core Balanced
o EQ/Franklin Templeton Allocation
o EQ/GAMCO Mergers and Acquisitions
o EQ/GAMCO Small Company Value
o EQ/Global Bond PLUS
o EQ/Global Multi-Sector Equity
o EQ/Intermediate Government Bond Index
o EQ/International Core PLUS
o EQ/International ETF
o EQ/International Growth
o EQ/JPMorgan Value Opportunities
o EQ/Large Cap Core PLUS
o EQ/Large Cap Growth Index
o EQ/Large Cap Growth PLUS
o EQ/Large Cap Value Index
o EQ/Large Cap Value PLUS
o EQ/Lord Abbett Growth and Income
o EQ/Lord Abbett Large Cap Core
o EQ/Mid Cap Index
o EQ/Mid Cap Value PLUS
o EQ/Money Market

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Continued)

o EQ/Montag & Caldwell Growth
o EQ/Morgan Stanley Mid Cap Growth(1)
o EQ/Mutual Large Cap Equity
o EQ/Oppenheimer Global
o EQ/Pimco Ultra Short Bond
o EQ/Quality Bond PLUS
o EQ/Small Company Index
o EQ/T. Rowe Price Growth Stock
o EQ/Templeton Global Equity
o EQ/UBS Growth & Income
o EQ/Van Kampen Comstock
o EQ/Wells Fargo Advantage Omega Growth(2)

  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  --------------------------------------------
o Fidelity(R) VIP Asset Manager: Growth Portfolio
o Fidelity(R) VIP Contrafund(R) Portfolio
o Fidelity(R) VIP Mid Cap Portfolio
o Fidelity(R) VIP Strategic Income Portfolio

  FRANKLIN TEMPLETON VARIABLE INSURANCE
  -------------------------------------
  PRODUCTS TRUST
  --------------
o Franklin Income Securities Fund
o Franklin Strategic Income Securities Fund
o Franklin Templeton VIP Founding Funds Allocation Fund
o Mutual Shares Securities Fund
o Templeton Developing Markets Securities Fund
o Templeton Foreign Securities Fund
o Templeton Global Bond Securities Fund
o Templeton Growth Securities Fund

  GOLDMAN SACHS VARIABLE INSURANCE
  --------------------------------
  TRUST- VARIABLE INSURANCE PORTFOLIOS
  ------------------------------------
o Goldman Sachs VIT Mid Cap Value Fund

  INVESCO VARIABLE INSURANCE FUNDS
  --------------------------------
o Invesco V.I. Financial Services Fund(3)
o Invesco V.I. Global Real Estate Fund(4)
o Invesco V.I. International Growth Fund(5)
o Invesco V.I. Leisure Fund(6)
o Invesco V.I. Mid Cap Core Equity Fund(7)
o Invesco V.I. Small Cap Equity Fund(8)

  IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
  ---------------------------------------
o Ivy Funds VIP Dividend Opportunities
o Ivy Funds VIP Energy
o Ivy Funds VIP Global Natural Resources
o Ivy Funds VIP High Income
o Ivy Funds VIP Mid Cap Growth
o Ivy Funds VIP Science and Technology
o Ivy Funds VIP Small Cap Growth

  LAZARD RETIREMENT SERIES, INC.
  ------------------------------
o Lazard Retirement Emerging Markets Equity Portfolio

  MFS(R) VARIABLE INSURANCE TRUST
  -------------------------------
o MFS(R) International Value Portfolio
o MFS(R) Investors Growth Stock Series
o MFS(R) Investors Trust Series
o MFS(R) Technology Porfolio
o MFS(R) Utilities Series

  PIMCO VARIABLE INSURANCE TRUST
  ------------------------------
o PIMCO Variable Insurance Trust CommodityRealReturn(R)
  Strategy Portfolio
o PIMCO Variable Insurance Trust Emerging Markets
  Bond Portfolio
o PIMCO Variable Insurance Trust Real Return Portfolio
o PIMCO Variable Insurance Trust Total Return Portfolio

  PROFUNDS
  --------
o ProFund VP Bear
o ProFund VP Biotechnology

  T. ROWE PRICE EQUITY SERIES, INC.
  ---------------------------------
o T. Rowe Price Health Sciences Portfolio II

  VAN ECK VIP TRUST
  -----------------
o Van Eck VIP Global Hard Assets Fund(9)


 (1)     Formerly known as EQ/Van Kampen Mid Cap Growth
 (2)     Formerly known as EQ/Evergreen Omega
 (3)     Formerly known as AIM V.I. Financial Services Fund
 (4)     Formerly known as AIM V.I. Global Real Estate Fund
 (5)     Formerly known as AIM V.I. International Growth Fund
 (6)     Formerly known as AIM V.I. Leisure Fund
 (7)     Formerly known as AIM V.I. Mid Cap Core Equity Fund
 (8)     Formerly known as AIM V.I. Small Cap Equity Fund
 (9)     Formerly known as Van Eck Worldwide Hard Assets Fund

* An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes seven variable investment options that have not been offered to the public and for which the financial statements have not been included here-in.


                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


1. Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, Structured Capital Strategies, including all contracts issued currently. These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, the Trusts which the Variable Investment Options invest in, enter into contracts that may include agreements to indemnify another party under given circumstances. The Variable Investment Options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


2. Significant Accounting Policies (Concluded)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1.

4. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:


                                                                      PURCHASES        SALES
                                                                   -------------- --------------
All Asset Allocation............................................    $  1,909,705   $    275,747
AllianceBernstein VPS Balanced Wealth Strategy Portfolio........       1,991,629         59,112
AllianceBernstein VPS International Growth Portfolio............       1,523,493         27,990
American Century VP Large Company Value.........................         386,798         31,899
American Century VP Mid Cap Value...............................       2,559,564        139,775
AXA Aggressive Allocation.......................................     395,359,769    467,949,698
AXA Balanced Strategy...........................................     404,414,675     14,785,019

                                     FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Continued)


                                                   PURCHASES          SALES
                                               ---------------- ----------------
AXA Conservative Allocation.................    $  789,831,570   $  730,486,361
AXA Conservative Growth Strategy............       233,085,393       15,343,943
AXA Conservative Strategy...................       150,831,313       21,529,815
AXA Conservative-Plus Allocation............       332,662,855      306,364,202
AXA Growth Strategy.........................       354,679,720       21,881,559
AXA Moderate Allocation.....................       810,415,682      784,577,547
AXA Moderate Growth Strategy................     1,006,301,264       26,166,642
AXA Moderate-Plus Allocation................       864,698,549    1,036,311,126
AXA Tactical Manager 2000...................        22,675,825          753,302
AXA Tactical Manager 400....................        20,567,750          601,530
AXA Tactical Manager 500....................        48,308,007        1,229,314
AXA Tactical Manager International..........        40,381,483        1,135,675
BlackRock Global Allocation V.I. Fund.......        20,315,374        2,109,575
BlackRock Large Cap Growth V.I Fund.........         1,802,087          131,506
EQ/AllianceBernstein International..........        65,968,424      121,399,909
EQ/AllianceBernstein Small Cap Growth.......        88,710,225       76,665,975
EQ/AXA Franklin Small Cap Value Core........        41,235,209       33,091,525
EQ/BlackRock Basic Value Equity.............       145,731,704      113,624,378
EQ/BlackRock International Value............        97,341,351      133,492,341
EQ/Boston Advisors Equity Income............        49,635,191       40,357,121
EQ/Calvert Socially Responsible.............         7,140,955       11,296,842
EQ/Capital Guardian Growth..................        20,225,648       46,195,082
EQ/Capital Guardian Research................        22,982,922      119,358,413
EQ/Common Stock Index.......................        43,802,231      118,253,913
EQ/Core Bond Index..........................       288,531,492      234,740,249
EQ/Davis New York Venture...................        47,049,985       59,949,107
EQ/Equity 500 Index.........................       158,094,176      194,876,543
EQ/Equity Growth PLUS.......................        18,947,874      218,136,566
EQ/Franklin Core Balanced...................        62,344,500      154,776,579
EQ/Franklin Templeton Allocation............        96,196,673      162,930,364
EQ/GAMCO Mergers & Acquisitions.............        71,686,547       38,161,230
EQ/GAMCO Small Company Value................       174,978,197      124,374,449
EQ/Global Bond PLUS.........................       152,887,217      105,654,090
EQ/Global Multi-Sector Equity...............       120,658,356      217,143,722
EQ/Intermediate Government Bond Index.......       202,470,710      191,266,056
EQ/International Core PLUS..................        86,038,583      120,129,278
EQ/International ETF........................         1,464,579          121,705
EQ/International Growth.....................       137,248,420       72,495,303
EQ/JPMorgan Value Opportunities.............        51,485,983       55,999,865
EQ/Large Cap Core PLUS......................        26,594,974       28,593,209
EQ/Large Cap Growth Index...................        41,862,233       67,808,308
EQ/Large Cap Growth PLUS....................        26,448,594       49,389,638
EQ/Large Cap Value Index....................        27,691,233       24,487,246
EQ/Large Cap Value PLUS.....................        26,901,611      161,414,001
EQ/Lord Abbett Growth and Income............        54,968,198       34,997,072
EQ/Lord Abbett Large Cap Core...............        60,453,432       46,301,266
EQ/Mid Cap Index............................        54,963,130      122,465,216
EQ/Mid Cap Value PLUS.......................        39,013,102      212,931,771
EQ/Money Market.............................       549,317,648      816,088,999
EQ/Montag & Caldwell Growth.................        35,495,764       46,255,707
EQ/Morgan Stanley Mid Cap Growth............       178,346,492      106,749,673
EQ/Mutual Large Cap Equity..................        14,405,931       42,972,182
EQ/Oppenheimer Global.......................       106,085,092       50,162,158
EQ/Pimco Ultra Short Bond...................       363,627,044      491,740,098
EQ/Quality Bond PLUS........................       202,115,769      169,175,020
EQ/Small Company Index......................        66,981,872       99,202,361
EQ/T. Rowe Price Growth Stock...............        99,644,740       63,816,374
EQ/Templeton Global Equity..................        33,010,864       34,274,602
EQ/UBS Growth & Income......................        16,707,001       17,979,730
EQ/Van Kampen Comstock......................        27,647,969       36,599,186

                                     FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


4. Purchases and Sales of Investments (Concluded)


                                                                            PURCHASES         SALES
                                                                         --------------- --------------
EQ/Wells Fargo Advantage Omega Growth.................................    $142,170,458    $ 71,346,781
Fidelity(R) VIP Asset Manager: Growth Portfolio.......................       1,279,241         569,056
Fidelity(R) VIP Contrafund(R) Portfolio...............................      11,763,690         513,465
Fidelity(R) VIP Mid Cap Portfolio.....................................       5,105,263         260,881
Fidelity(R) VIP Strategic Income Portfolio............................       7,397,980         347,957
Franklin Income Securities Fund.......................................       3,740,276          81,553
Franklin Strategic Income Securities Fund.............................       5,095,806         356,387
Franklin Templeton VIP Founding Funds Allocation Fund.................       1,093,263          45,286
Goldman Sachs VIT Mid Cap Value Fund..................................       3,073,891         335,212
Invesco V.I. Financial Services Fund..................................         875,954         265,325
Invesco V.I. Global Real Estate Fund..................................       5,481,142          96,926
Invesco V.I. International Growth Fund................................       3,899,306          75,499
Invesco V.I. Leisure Fund.............................................         144,613          22,851
Invesco V.I. Mid Cap Core Equity Fund.................................       1,378,938          67,722
Invesco V.I. Small Cap Equity Fund....................................       1,172,976         338,231
Ivy Funds VIP Dividend Opportunities..................................       4,113,448         237,569
Ivy Funds VIP Energy..................................................       3,033,912         635,366
Ivy Funds VIP Global Natural Resources................................       4,757,173         614,376
Ivy Funds VIP High Income.............................................       9,476,181         846,666
Ivy Funds VIP Mid Cap Growth..........................................       3,877,780         145,008
Ivy Funds VIP Science and Technology..................................       2,713,481         268,998
Ivy Funds VIP Small Cap Growth........................................       3,333,773         209,827
Lazard Retirement Emerging Markets Equity Portfolio...................      12,463,735         527,338
MFS(R) International Value Portfolio..................................       5,263,747         248,830
MFS(R) Investors Growth Stock Series..................................       1,714,258          33,955
MFS(R) Investors Trust Series.........................................       1,236,378          99,241
MFS(R) Technology Portfolio...........................................       1,960,969         260,478
MFS(R) Utilities Series...............................................       1,603,855         111,124
Multimanager Aggressive Equity........................................     264,133,552      79,761,782
Multimanager Core Bond................................................     465,098,495     371,618,677
Multimanager International Equity.....................................      54,226,250      81,734,735
Multimanager Large Cap Core Equity....................................      30,458,094      32,484,948
Multimanager Large Cap Value..........................................      27,473,717      67,591,224
Multimanager Mid Cap Growth...........................................      43,262,754      63,732,085
Multimanager Mid Cap Value............................................      61,478,794      69,780,404
Multimanager Multi-Sector Bond........................................     158,534,089     140,500,934
Multimanager Small Cap Growth.........................................      37,803,543      51,105,070
Multimanager Small Cap Value..........................................      46,978,403      95,725,651
Multimanager Technology...............................................     107,584,181     120,805,992
Mutual Shares Securities Fund.........................................       1,495,618          11,728
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy
Portfolio.............................................................       3,868,558         128,961
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio........       5,705,891         584,943
PIMCO Variable Insurance Trust Real Return Portfolio..................      10,479,844         544,215
PIMCO Variable Insurance Trust Total Return Portfolio.................      26,586,380       1,925,932
ProFund VP Bear.......................................................       1,175,604         678,470
ProFund VP Biotechnology..............................................         760,960          47,617
T. Rowe Price Health Sciences Portfolio...............................       1,785,990         132,970
Templeton Developing Markets Securities Fund..........................       3,088,665         136,522
Templeton Foreign Securities Fund.....................................       2,719,022         147,904
Templeton Global Bond Securities Fund.................................      16,919,104         630,017
Templeton Growth Securities Fund......................................         601,737          28,725
Van Eck VIP Global Hard Assets Fund...................................       6,579,709         237,006


                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


5. Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized into two types. Both types are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charges by the Variable Investment Options offered by the non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the Variable Investment Options.

AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.15% of the average daily net assets of the Portfolios of the Trusts. AXA Equitable, as investment manager of the Trusts, pays expenses for providing investment advisory services to the Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Tactical Manager 500 I, AXA Tactical Manager 400 I, AXA Tactical Manager 2000 I, AXA Tactical Manager International I, EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations

In 2010 and 2009, several fund reorganizations occurred within EQ Advisors Trust and AXA Premier VIP Trust. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In September 2009, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2009 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.



--------------------------------------------------------------------------------------------------------
                                 REMOVED PORTFOLIO                      SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010              MULTIMANAGER LARGE CAP GROWTH          MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B                  27,549,345                               22,327,597
Value -- Class B                 $       7.72                           $        23.38
Net Assets Before Substitution   $212,680,942                           $  309,338,272
Net Assets After Substitution    $         --                           $  522,019,214
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/ARIEL APPRECIATION II               EQ/MID CAP VALUE PLUS
                                 EQ/LORD ABBETT MID CAP VALUE
                                 EQ/VAN KAMPEN REAL ESTATE
--------------------------------------------------------------------------------------------------------
                                 EQ/ARIEL APPRECIATION II
Shares -- Class B                   7,932,043
Value -- Class B                 $       9.40
Net Assets Before Merger         $ 74,538,275
Net Assets After Merger          $         --
                                 EQ/LORD ABBETT MID CAP VALUE
Shares -- Class B                  26,391,753
Value -- Class B                 $       7.93
Net Assets Before Merger         $209,180,481
Net Assets After Merger          $         --
                                 EQ/VAN KAMPEN REAL ESTATE
Shares -- Class B                  63,532,140                              142,251,793
Value -- Class B                 $       5.48                           $         7.74
Net Assets Before Merger         $347,961,699                           $  469,149,515
Net Assets After Merger          $         --                           $1,100,829,970
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 11, 2009              EQ/AXA ROSENBERG VALUE LONG/SHORT      EQ/PIMCO ULTRA SHORT BOND
                                 EQUITY

                                 EQ/SHORT DURATION BOND
--------------------------------------------------------------------------------------------------------
                                 EQ/AXA ROSENBERG VALUE LONG/SHORT
                                 EQUITY
Shares -- Class B                  12,716,910
Value -- Class B                 $       8.60
Net Assets Before Merger         $109,365,428
Net Assets After Merger          $         --
                                 EQ/SHORT DURATION BOND
Shares -- Class B                  23,494,513                              140,859,863
Value -- Class B                 $       9.13                           $         9.95
Net Assets Before Merger         $214,412,117                           $1,077,407,382
Net Assets After Merger          $         --                           $1,401,184,927
--------------------------------------------------------------------------------------------------------

                                     FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


6. Reorganizations (Concluded)


--------------------------------------------------------------------------------------------------------
                           REMOVED PORTFOLIO                          SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        MULTIMANAGER HEALTH CARE                   MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------
Shares -- Class B            28,056,156                                    15,487,843
Value -- Class B           $       9.02                                $        21.67
Net Assets Before Merger   $253,119,777                                $   82,475,855
Net Assets After Merger    $         --                                $  335,595,632
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET OPPORTUNITY      EQ/COMMON STOCK INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             5,440,613                                    56,841,883
Value -- Class B           $      8.39                                 $        13.55
Net Assets Before Merger   $ 45,659,985                                $  724,313,556
Net Assets After Merger    $         --                                $  769,973,541
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 18, 2009        EQ/OPPENHEIMER MAIN STREET SMALL CAP        EQ/SMALL COMPANY INDEX
                           INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B             9,217,337                                    53,685,152
Value -- Class B           $       8.91                                $         8.40
Net Assets Before Merger   $ 82,134,043                                $  368,998,628
Net Assets After Merger    $         --                                $  451,132,671
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/CAYWOOD SCHOLL HIGH YIELD BOND           EQ/QUALITY BOND PLUS
--------------------------------------------------------------------------------------------------------
Shares -- Class B            67,826,211                                    64,244,370
Value -- Class B           $       3.99                                $         9.19
Net Assets Before Merger   $270,950,734                                $  319,272,226
Net Assets After Merger    $         --                                $  590,222,960
--------------------------------------------------------------------------------------------------------
 SEPTEMBER 25, 2009        EQ/LONG TERM BOND                           EQ/CORE BOND INDEX
--------------------------------------------------------------------------------------------------------
Shares -- Class B            11,533,864                                   106,695,594
Value -- Class B           $      12.74                                $         9.62
Net Assets Before Merger   $146,995,303                                $  879,643,006
Net Assets After Merger    $         --                                $1,026,638,309
--------------------------------------------------------------------------------------------------------

7. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following:


                                                                          ASSET-BASED                    CURRENT     MAXIMUM
                                                        MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                        EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                       --------------- ---------------- -------------- ----------- ----------
Accumulator and Rollover IRA issued before
  May 1, 1997.......................................         0.90%           0.30%            --           1.20%      1.20%

Accumulator issued on or after May 1, 1997..........         1.10%           0.25%            --           1.35%      1.35%

Accumulator issued on or after March 1, 2000........         1.10%           0.25%            0.20%        1.55%      1.55%

Accumulator issued on or after April 1, 2002........         0.75%           0.25%            0.20%        1.20%      1.20%

Accumulator issued on or after
  September 15, 2003................................         0.75%           0.30%            0.20%        1.25%      1.25%

Accumulator 06, 07, 8.0, 9.0........................         0.80%           0.30%            0.20%        1.30%      1.30%

Accumulator Elite, Plus, Select.....................         1.10%           0.25%            0.25%        1.60%      1.60%

Accumulator Select II...............................         1.10%           0.35%            0.45%        1.90%      1.90%

Accumulator Select issued on or after
  April 1, 2002.....................................         1.10%           0.25%            0.35%        1.70%      1.70%

                                     FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                                               ASSET-BASED                    CURRENT     MAXIMUM
                                                             MORTALITY AND   ADMINISTRATION   DISTRIBUTION   AGGREGATE   AGGREGATE
                                                             EXPENSE RISKS       CHARGE          CHARGE        CHARGE     CHARGE
                                                            --------------- ---------------- -------------- ----------- ----------
Accumulator Plus issued on or after April 1, 2002........        0.90%            0.25%           0.25%         1.40%      1.40%

Accumulator Plus issued on or after
  September 15, 2003.....................................        0.90%            0.35%           0.25%         1.50%      1.50%

Accumulator Plus 06, 07, 8.0, 9.0........................        0.95%            0.35%           0.25%         1.55%      1.55%

Accumulator Elite issued on or after
  September 15, 2003.....................................        1.10%            0.30%           0.25%         1.65%      1.65%

Accumulator Elite II.....................................        1.10%            0.25%           0.45%         1.80%      1.80%

Accumulator Elite 06, 07, 8.0, 9.0.......................        1.10%            0.30%           0.25%         1.65%      1.65%

Stylus...................................................        0.80%            0.30%           0.05%         1.15%      1.15%

Retirement Income for Life...............................        0.75%            0.30%           0.20%         1.25%      1.25%

Retirement Income for Life (NY)..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Accumulator Advisor (1)..................................        0.50%              --              --          0.50%      0.50%

Accumulator Express......................................        0.70%            0.25%             --          0.95%      0.95%

Retirement Cornerstone Series CP.........................        0.95%            0.35%           0.25%         1.55%      1.55%

Retirement Cornerstone Series B..........................        0.80%            0.30%           0.20%         1.30%      1.30%

Retirement Cornerstone Series L..........................        1.10%            0.30%           0.25%         1.65%      1.65%

Retirement Cornerstone Series C..........................        1.10%            0.25%           0.35%         1.70%      1.70%

Structured Capital Strategies Series B(2)................        1.25%              --              --          1.25%      1.25%

Structured Capital Strategies Series ADV(2)..............        0.65%              --              --          0.65%      0.65%

----------
(1) The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

(2) Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (via unit liquidation from account value).

The table below lists the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.


                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED
               -------                         -----------
Charges for state premium and other   At time of transaction
applicable taxes

Charge for Trust expenses             Daily

Annual Administrative charge          Annually on each
                                      contract date anniversary.

Variable Immediate Annuity payout     At time of transaction
option administrative fee

Withdrawal charge                     At time of transaction


               CHARGES                                    AMOUNT DEDUCTED                         HOW DEDUCTED
               -------                                    ---------------                         ------------
Charges for state premium and other   Varies by state                                        Applied to an annuity
applicable taxes                                                                             payout option

Charge for Trust expenses             Varies by Portfolio                                    Unit value

Annual Administrative charge          Depending on account value, in Years 1 to 2 lesser     Unit liquidation from
                                      of $30 or 2% of account value, thereafter $30          account value

Variable Immediate Annuity payout     $350 annuity administrative fee                        Unit liquidation from
option administrative fee                                                                    account value

Withdrawal charge                     LOW - 0% in contract year 10 and thereafter.           Unit liquidation from
                                                                                             account value
                                      HIGH - 8% in contract years 1 and 2. The charge is
                                      7% in contract years 3 and 4, and declines 1%
                                      each contract year until it reaches 0% in contract
                                      year 10.

                                     FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Continued)


                                                    WHEN CHARGE
                 CHARGES                            IS DEDUCTED
                 -------                            -----------
BaseBuilder benefit charge                 Annually on each
                                           contract date anniversary.

Protection Plus                            Annually on each
                                           contract date anniversary.

Guaranteed minimum death benefit
options:

  Annual ratchet to age 85                 Annually on each
                                           contract date anniversary.

  Greater of 4% roll up to age 85 or       Annually on each
  Annual ratchet to age 85                 contract date anniversary

  Greater of 5% rollup to age 85 or        Annually on each
  annual ratchet to age 85                 contract date anniversary.

  6% rollup to age 80 or 70

  6% rollup to age 85                      Annually on each
                                           contract date anniversary.

  Greater of 6.5%, 6% or 3% rollup to      Annually on each
  age 85 or annual ratchet to age 85       contract date anniversary.

  Greater of 5% rollup to owner's age
  80 or Annual ratchet to owner's age
  80

  Greater of compounded annual
  roll-up to age 85 or annual ratchet
  to age 85

Guaranteed Withdrawal Benefit for Life     Annually on each
Enhanced Death Benefit                     contract date anniversary

Earnings Enhancement Benefit               Annually on each
(additional death benefit)                 contract date anniversary


                 CHARGES                                     AMOUNT DEDUCTED                          HOW DEDUCTED
                 -------                                     ---------------                          ------------
                                         *Note - Depending on the contract and/or certain
                                                 elections made under the contract, the
                                                 withdrawal charge may or may not apply.
BaseBuilder benefit charge               0.30%                                                   Unit liquidation from
                                                                                                 account value

Protection Plus                          LOW - 0.20%                                             Unit liquidation from
                                                                                                 account value
                                         HIGH - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85               LOW - 0.20% of the Annual ratchet to age 85             Unit liquidation from
                                         benefit base                                            account value

                                         HIGH - 0.35% of the Annual ratchet to age 85
                                         benefit base

  Greater of 4% roll up to age 85 or     1.00% of the greater of 4% roll-up to age 85 or
  Annual ratchet to age 85               Annual ratchet to age 85 benefit base (max to
                                         1.15%)

  Greater of 5% rollup to age 85 or      LOW - 0.50% of the greater of 5% roll-up to age         Unit liquidation from
  annual ratchet to age 85               85 or annual ratchet to age 85 benefit base             account value

                                         HIGH - 1.00 % of 5% roll-up to age 85 or Annual
                                         ratchet to age 85 benefit base

  6% rollup to age 80 or 70              0.20% of 6% roll-up to age 80 (or 70) benefit base

  6% rollup to age 85                    LOW - 0.35% of the 6% roll-up to age 85 benefit         Unit liquidation from
                                         base                                                    account value

                                         HIGH - 0.45% of the 6% roll-up to age 85 benefit
                                         base

  Greater of 6.5%, 6% or 3% rollup to    LOW - 0.45% of the 6% roll-up to age 85 benefit         Unit liquidation from
  age 85 or annual ratchet to age 85     base or the Annual ratchet to age 85 benefit base,      account value
                                         as applicable

                                         HIGH - 0.80% of the 6.5%, 6% or 3% roll-up to
                                         age 85 benefit base or the Annual ratchet to age
                                         85 benefit base, as applicable

  Greater of 5% rollup to owner's age    LOW - 0.80% (max 0.95%) of the 5% roll-up to
  80 or Annual ratchet to owner's age    age 80 benefit base or the annual ratchet benefit
  80                                     base, as applicable

                                         HIGH - 1.10% (max 1.25%) of the 5% roll-up to
                                         age 80 benefit base or the annual ratchet benefit
                                         base, as applicable

  Greater of compounded annual           LOW - 0.80% (max 0.95%) of the roll-up to age
  roll-up to age 85 or annual ratchet    85 benefit base or annual ratchet to age 85 benefit
  to age 85                              base, as applicable

                                         HIGH - 0.90% (max 1.05%) of the roll-up to age
                                         85 benefit base or annual ratchet to age 85 benefit
                                         base, as applicable

Guaranteed Withdrawal Benefit for Life   0.30%                                                   Unit liquidation from
Enhanced Death Benefit                                                                           account value

Earnings Enhancement Benefit             0.35%                                                   Unit liquidation from
(additional death benefit)                                                                       account value

                                     FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


7. Contractowner Charges (Concluded)


                                                  WHEN CHARGE
                 CHARGES                          IS DEDUCTED
                 -------                          -----------
Guaranteed Minimum Income Benefit        Annually on each
                                         contract date anniversary.

Guaranteed Principal Benefit             Annually on first 10
                                         contract date
                                         anniversaries

Guaranteed Withdrawal Benefit            Annually on each
                                         contract date anniversary

Net Loan Interest charge for Rollover    Netted against loan
                                         repayment

Retirement Income for Life Benefit       Annually on contract date
charge                                   anniversary

Guaranteed Withdrawal Benefit for Life   Annually on each
(GWBL)                                   contract date anniversary

Death benefit under converted GWBL       Annually on each
                                         contract anniversary date

Converted Guaranteed withdrawal          Upon initial conversion
benefit for life charge                  and annually on each
                                         contract date anniversary
                                         thereafter


                 CHARGES                                    AMOUNT DEDUCTED                        HOW DEDUCTED
                 -------                                    ---------------                        ------------
Guaranteed Minimum Income Benefit        LOW - 0.45%                                          Unit liquidation from
                                                                                              account value
                                         HIGH - 1.10% (max 1.40%)

Guaranteed Principal Benefit             LOW - 100% Guaranteed Principal Benefit -            Unit liquidation from
                                         0.50%                                                account value

                                         HIGH - 125% Guaranteed Principal Benefit -
                                         0.75%

Guaranteed Withdrawal Benefit            LOW - 5% Withdrawal Option is 0.30%                  Unit liquidation from
                                         HIGH - 7% Withdrawal Option is 0.50%                 account value

Net Loan Interest charge for Rollover    2.00%                                                Unit liquidation from
                                                                                              account value

Retirement Income for Life Benefit       LOW - 0.60% for Single life                          Unit liquidation from
charge                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life
                                                0.90% for Joint life

Guaranteed Withdrawal Benefit for Life   LOW - 0.60% for Single life;                         Unit liquidation from
(GWBL)                                         0.75% for Joint life                           account value

                                         HIGH - 0.75% for Single life;
                                                0.90% for Joint life

Death benefit under converted GWBL       The GMDB charge in effect prior to conversion will   Unit liquidation from
                                         be deducted. Note - Charge will vary depending on    account value
                                         combination GMDB elections.

Converted Guaranteed withdrawal          Single and Joint life - charge is equal to the       Unit liquidation of
benefit for life charge                  percentage of Guaranteed minimum income benefit      account value
                                         base charge deducted as the Guaranteed minimum
                                         income benefit charge on the conversion effective
                                         date. Annual ratchets may increase the charge to a
                                         percentage equal to the maximum charge for the
                                         Guaranteed minimum income benefit.

8. Accumulation Unit Values




Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
ALL ASSET ALLOCATION
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)           $ 11.58             --                --             --      13.75%
         Highest contract charge 1.70% Class A (r)          $ 11.53             --                --             --      13.37%
         All contract charges                                    --            150            $1,728           3.84%
  2009   Lowest contract charge 1.30% Class A (r)           $ 10.18             --                --             --       0.20%
         Highest contract charge 1.70% Class A (r)          $ 10.17             --                --             --       0.10%
         All contract charges                                    --             --                --           0.75%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
--------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.00             --                --             --       8.80%
         Highest contract charge 1.70% Class B (r) (s)      $ 10.95             --                --             --       8.42%
         All contract charges                                    --            184            $2,018           1.04%        --
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r) (s)       $ 11.25             --                --             --      11.17%
         Highest contract charge 1.70% Class B (r) (s)      $ 11.20             --                --             --      10.67%
         All contract charges                                    --            144            $1,621           0.54%        --

                                     FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                           -------------------------------------------------------------------------
                                                                         UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                            UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                           ------------ ------------------- ------------ ---------------- ----------
AMERICAN CENTURY VP LARGE COMPANY VALUE
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)      $11.05               --                --            --          9.30%
         Highest contract charge 1.70% Class II (r) (s)     $11.00               --                --            --          8.91%
         All contract charges                                   --               35        $      385          1.67%           --
AMERICAN CENTURY VP MID CAP VALUE
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r)          $12.34               --                --            --          17.41%
         Highest contract charge 1.70% Class II (r)         $12.28               --                --            --          16.95%
         All contract charges                                   --              216        $    2,654          3.23%            --
  2009   Lowest contract charge 1.30% Class II (r)          $10.51               --                --            --           1.55%
         Highest contract charge 1.70% Class II (r)         $10.50               --                --            --           1.45%
         All contract charges                                   --               --        $        1          1.80%            --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A               $11.45               --                --            --          11.93%
         Highest contract charge 1.70% Class A              $11.40               --                --            --          11.44%
         All contract charges                                   --              686        $    7,851          1.55%            --
  2009   Lowest contract charge 1.30% Class A               $10.23               --                --            --           0.29%
         Highest contract charge 1.70% Class A              $10.23               --                --            --           0.39%
         All contract charges                                   --                3        $       29            --             --
AXA AGGRESSIVE ALLOCATION
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.29               --                --            --          12.55%
         Highest contract charge 1.90% Class B              $11.15               --                --            --          10.95%
         All contract charges                                   --          250,059        $3,071,781          1.55%            --
  2009   Lowest contract charge 0.50% Class B               $10.92               --                --            --          26.71%
         Highest contract charge 1.90% Class B              $10.05               --                --            --          24.82%
         All contract charges                                   --          264,282        $2,913,632          1.00%
  2008   Lowest contract charge 0.50% Class B               $ 8.62               --                --            --        (39.51)%
         Highest contract charge 1.90% Class B              $ 8.05               --                --            --        (40.33)%
         All contract charges                                   --          249,764        $2,198,545          1.66%           --
  2007   Lowest contract charge 0.50% Class B               $14.25               --                --            --           5.63%
         Highest contract charge 1.90% Class B              $13.49               --                --            --           4.17%
         All contract charges                                               189,188        $2,787,372          3.04%            --
  2006   Lowest contract charge 0.50% Class B               $13.49               --                --            --          17.31%
         Highest contract charge 1.90% Class B              $12.95               --                --            --          15.46%
         All contract charges                                   --          103,270        $1,472,607          3.07%           --
AXA BALANCED STRATEGY
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)           $10.96               --                --            --           8.62%
         Highest contract charge 1.70% Class B (q)          $10.91               --                --            --           8.13%
         All contract charges                                   --           43,235        $  508,706          2.00%            --
  2009   Lowest contract charge 1.30% Class B (q)           $10.09               --                --            --         (0.30)%
         Highest contract charge 1.70% Class B (q)          $10.09               --                --            --         (0.20)%
         All contract charges                                   --            8,275        $   93,171          2.87%            --
AXA CONSERVATIVE ALLOCATION
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B               $12.16               --                --            --           6.67%
         Highest contract charge 1.90% Class B              $11.03               --                --            --           5.25%
         All contract charges                                   --          167,849        $1,970,907          2.11%            --
  2009   Lowest contract charge 0.50% Class B               $11.40               --                --            --           9.27%
         Highest contract charge 1.90% Class B              $10.48               --                --            --           7.76%
         All contract charges                                   --          170,307        $1,893,018          2.38%            --

                                     FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B          $10.43              --                 --         --         (11.46)%
         Highest contract charge 1.90% Class B         $ 9.73              --                 --         --         (12.74)%
         All contract charges                              --         130,528         $1,340,728       6.68%            --
  2007   Lowest contract charge 0.50% Class B          $11.78              --                 --         --            5.27%
         Highest contract charge 1.90% Class B         $11.15              --                 --         --            3.82%
         All contract charges                                          43,687         $  512,686       4.38%            --
  2006   Lowest contract charge 0.50% Class B          $11.19              --                 --         --            5.84%
         Highest contract charge 1.90% Class B         $10.74              --                 --         --            4.35%
         All contract charges                              --          27,021         $  304,681       4.30%            --
AXA CONSERVATIVE GROWTH STRATEGY
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.84              --                 --         --            7.75%
         Highest contract charge 1.70% Class B (q)     $10.79              --                 --         --            7.36%
         All contract charges                              --          24,643         $  283,665       1.91%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.06              --                 --         --           (0.40)%
         Highest contract charge 1.70% Class B (q)     $10.05              --                 --         --           (0.40)%
         All contract charges                              --           4,833         $   53,791       3.54%            --
AXA CONSERVATIVE STRATEGY
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $10.57              --                 --         --            5.91%
         Highest contract charge 1.70% Class B (q)     $10.52              --                 --         --            5.41%
         All contract charges                              --          15,143         $  166,345       2.01%            --
  2009   Lowest contract charge 1.30% Class B (q)      $ 9.98              --                 --         --           (0.70)%
         Highest contract charge 1.70% Class B (q)     $ 9.98              --                 --         --           (0.70)%
         All contract charges                              --           3,109         $   33,065       4.46%            --
AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.11              --                 --         --            8.51%
         Highest contract charge 1.90% Class B         $10.98              --                 --         --            7.02%
         All contract charges                              --         149,637         $1,775,692       1.99%            --
  2009   Lowest contract charge 0.50% Class B          $11.16              --                 --         --           13.83%
         Highest contract charge 1.90% Class B         $10.26              --                 --         --           12.28%
         All contract charges                              --         152,280         $1,682,551       1.98%            --
  2008   Lowest contract charge 0.50% Class B          $ 9.80              --                 --         --          (19.80)%
         Highest contract charge 1.90% Class B         $ 9.14              --                 --         --          (21.00)%
         All contract charges                              --         126,714         $1,241,651       3.99%            --
  2007   Lowest contract charge 0.50% Class B          $12.22              --                 --         --            4.98%
         Highest contract charge 1.90% Class B         $11.57              --                 --         --            3.49%
         All contract charges                                          83,083         $1,028,164       3.70%            --
  2006   Lowest contract charge 0.50% Class B          $11.64              --                 --         --            8.22%
         Highest contract charge 1.90% Class B         $11.18              --                 --         --            6.70%
         All contract charges                              --          62,323         $  744,035       3.65%            --
AXA GROWTH STRATEGY
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.20              --                 --         --           10.24%
         Highest contract charge 1.70% Class B (q)     $11.15              --                 --         --            9.74%
         All contract charges                              --          44,484         $  571,788       1.51%            --
  2009   Lowest contract charge 1.30% Class B (q)      $10.16              --                 --         --            0.00%
         Highest contract charge 1.70% Class B (q)     $10.16              --                 --         --            0.00%
         All contract charges                              --          16,690         $  196,220       1.94%            --

                                     FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            YEARS ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                    ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.98             --                 --           --         8.71%
         Highest contract charge 1.70% Class A (r)     $10.93             --                 --           --         8.33%
         All contract charges                              --          1,305        $    14,308         2.12%         --
  2009   Lowest contract charge 1.30% Class A (r)      $10.10             --                 --           --        (0.20)%
         Highest contract charge 1.70% Class A (r)     $10.09             --                 --           --        (0.20)%
         All contract charges                              --              2        $        24         1.45%         --
AXA MODERATE ALLOCATION
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $60.28             --                 --           --         9.36%
         Highest contract charge 1.90% Class B         $42.33             --                 --           --         7.82%
         All contract charges                              --        494,825        $ 7,532,763         2.12%         --
  2009   Lowest contract charge 0.50% Class B          $55.12             --                 --           --        16.43%
         Highest contract charge 1.90% Class B         $39.26             --                 --           --        14.80%
         All contract charges                              --        509,246        $ 7,164,791         1.45%         --
  2008   Lowest contract charge 0.50% Class B          $47.34             --                 --           --       (24.86)%
         Highest contract charge 1.90% Class B         $34.20             --                 --           --       (25.91)%
         All contract charges                              --        438,140        $ 5,361,993         4.05%         --
  2007   Lowest contract charge 0.50% Class B          $63.00             --                 --           --         5.74%
         Highest contract charge 1.90% Class B         $46.16             --                 --           --         4.25%
         All contract charges                                        339,622        $ 5,580,780         3.49%         --
  2006   Lowest contract charge 0.50% Class B          $59.58             --                 --           --         9.77%
         Highest contract charge 1.90% Class B         $44.28             --                 --           --         8.23%
         All contract charges                              --        267,779        $ 4,210,726         3.03%          --
AXA MODERATE GROWTH STRATEGY
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (q)      $11.08             --                 --           --         9.38%
         Highest contract charge 1.70% Class B (q)     $11.03             --                 --           --         8.99%
         All contract charges                              --        106,632        $ 1,269,198         1.99%         --
  2009   Lowest contract charge 1.30% Class B (q)      $10.13             --                 --           --        (0.10)%
         Highest contract charge 1.70% Class B (q)     $10.12             --                 --           --        (0.20)%
         All contract charges                              --         18,371        $   214,806         2.33%         --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.22             --                 --           --        10.32%
         Highest contract charge 1.70% Class A (r)     $11.17             --                 --           --         9.94%
         All contract charges                              --          1,401        $    15,700         1.70%          --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                 --           --         0.10%
         Highest contract charge 1.70% Class A (r)     $10.16             --                 --           --         0.10%
         All contract charges                              --             33        $       334         1.36%          --
AXA MODERATE-PLUS ALLOCATION
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.54             --                 --           --         10.97%
         Highest contract charge 1.90% Class B         $11.37             --                 --           --         9.43%
         All contract charges                              --        866,067        $10,977,390         1.70%         --
  2009   Lowest contract charge 0.50% Class B          $11.30             --                 --           --        21.35%
         Highest contract charge 1.90% Class B         $10.39             --                 --           --        19.61%
         All contract charges                              --        908,945        $10,483,044         1.36%         --
  2008   Lowest contract charge 0.50% Class B          $ 9.31             --                 --           --       (32.14)%
         Highest contract charge 1.90% Class B         $ 8.69             --                 --           --       (33.05)%
         All contract charges                              --        853,511        $ 8,197,686         2.40%         --
  2007   Lowest contract charge 0.50% Class B          $13.72             --                 --           --         5.86%
         Highest contract charge 1.90% Class B         $12.98             --                 --           --         4.34%
         All contract charges                                        689,233        $ 9,864,221         3.23%         --

                                     FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                                     UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                        UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                       ------------ ------------------- ------------ ---------------- ----------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
----------------------------------------
  2006   Lowest contract charge 0.50% Class B             $12.96               --                --           --        13.93%
         Highest contract charge 1.90% Class B            $12.44               --                --           --        12.33%
         All contract charges                                 --          450,637        $6,186,804         3.16%          --
AXA TACTICAL MANAGER 2000
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $13.09               --                --           --        21.77%
         Highest contract charge 1.70% Class B (r)        $13.03               --                --           --        21.32%
         All contract charges                                 --            1,905        $   24,898         0.08%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.75               --                --           --         2.67%
         Highest contract charge 1.70% Class B (r)        $10.74               --                --           --         2.58%
         All contract charges                                 --                7        $       78         0.01%          --
AXA TACTICAL MANAGER 400
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $12.68               --                --           --        21.34%
         Highest contract charge 1.70% Class B (r)        $12.62               --                --           --        20.88%
         All contract charges                                 --            1,775        $   22,475         0.00%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.45               --                --           --         1.65%
         Highest contract charge 1.70% Class B (r)        $10.44               --                --           --         1.66%
         All contract charges                                 --                7        $       75         0.01%          --
AXA TACTICAL MANAGER 500
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $11.34               --                --           --        10.85%
         Highest contract charge 1.70% Class B (r)        $11.29               --                --           --        10.36%
         All contract charges                                 --            4,542        $   51,399         0.65%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.23               --                --           --         0.00%
         Highest contract charge 1.70% Class B (r)        $10.23               --                --           --         0.00%
         All contract charges                                 --               25        $      261         0.03%          --
AXA TACTICAL MANAGER INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class B (r)         $10.33               --                --           --         3.30%
         Highest contract charge 1.70% Class B (r)        $10.28               --                --           --         2.90%
         All contract charges                                 --            4,133        $   42,628         1.38%          --
  2009   Lowest contract charge 1.30% Class B (r)         $10.00               --                --           --        (0.20)%
         Highest contract charge 1.70% Class B (r)        $ 9.99               --                --           --        (0.30)%
         All contract charges                                 --                8        $       81         0.05%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r)       $10.98               --                --           --         8.39%
         Lowest contract charge 1.70% Class III (r)       $10.93               --                --           --         7.90%
         All contract charges                                 --            1,831        $   20,063         2.23%          --
  2009   Lowest contract charge 1.30% Class III (r)       $10.13               --                --           --        (0.49)%
         Lowest contract charge 1.70% Class III (r)       $10.13               --                --           --        (0.39)%
         All contract charges                                 --               63        $      644         1.59%          --
BLACKROCK LARGE CAP GROWTH V.I. FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class III (r) (s)   $11.67               --                --           --        13.63%
         Highest contract charge 1.70% Class III (r) (s)  $11.61               --                --           --        13.16%
         All contract charges                                 --              158        $    1,845         1.10%          --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)         $10.41               --                --           --         4.10%
         Highest contract charge 1.70% Class A (r)        $10.36               --                --           --         3.70%
         All contract charges                                 --              102        $    1,062         2.24%          --

                                     FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL (CONTINUED)
----------------------------------------------
  2009   Lowest contract charge 1.30% Class A (r)       $10.00              --                --           --         (0.10)%
         Highest contract charge 1.70% Class A (r)      $ 9.99              --                --           --         (0.20)%
         All contract charges                               --              --                --         2.38%           --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $14.70              --                --           --          4.63%
         Highest contract charge 1.90% Class B          $11.76              --                --           --          3.16%
         All contract charges                               --          52,855        $  663,562         2.24%           --
  2009   Lowest contract charge 0.50% Class B           $14.05              --                --           --         26.42%
         Highest contract charge 1.90% Class B          $11.40              --                --           --         24.68%
         All contract charges                               --          58,111        $  703,686         2.38%           --
  2008   Lowest contract charge 0.50% Class B           $11.11              --                --           --        (50.95)%
         Highest contract charge 1.90% Class B          $ 9.14              --                --           --        (51.67)%
         All contract charges                               --          62,852        $  607,988         2.73%           --
  2007   Lowest contract charge 0.50% Class B           $22.65              --                --           --         11.14%
         Highest contract charge 1.90% Class B          $18.91              --                --           --          9.62%
         All contract charges                                           64,446        $1,284,350         1.43%           --
  2006   Lowest contract charge 0.50% Class B           $20.38              --                --           --         22.90%
         Highest contract charge 1.90% Class B          $17.25              --                --           --         21.18%
         All contract charges                               --          50,659        $  919,120         1.53%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $14.14              --                --           --         31.78%
         Highest contract charge 1.70% Class A (r)      $14.08              --                --           --         31.34%
         All contract charges                               --             168        $    2,379         0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.73              --                --           --          3.27%
         Highest contract charge 1.70% Class A (r)      $10.72              --                --           --          3.18%
         All contract charges                               --              --        $        2         0.02%           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $22.59              --                --           --         32.57%
         Highest contract charge 1.90% Class B          $18.61              --                --           --         30.69%
         All contract charges                               --          26,419        $  462,036         0.00%            --
  2009   Lowest contract charge 0.50% Class B           $17.04              --                --           --         35.03%
         Highest contract charge 1.90% Class B          $14.24              --                --           --         33.07%
         All contract charges                               --          25,519        $  342,139         0.02%           --
  2008   Lowest contract charge 0.50% Class B           $12.62              --                --           --        (44.94)%
         Highest contract charge 1.90% Class B          $10.70              --                --           --        (45.71)%
         All contract charges                               --          27,869        $  280,414           --            --
  2007   Lowest contract charge 0.50% Class B           $22.92              --                --           --         16.11%
         Highest contract charge 1.90% Class B          $19.71              --                --           --         14.46%
         All contract charges                                           28,246        $  526,859           --            --
  2006   Lowest contract charge 0.50% Class B           $19.74              --                --           --          8.46%
         Highest contract charge 1.90% Class B          $17.22              --                --           --          6.94%
         All contract charges                               --          29,035        $  479,583           --           --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.00              --                --           --         22.99%
         Highest contract charge 1.70% Class A (r)      $12.94              --                --           --         22.42%
         All contract charges                               --             109        $    1,418         0.19%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.57              --                --           --          1.44%
         Highest contract charge 1.70% Class A (r)      $10.57              --                --           --          1.54%
         All contract charges                               --              --                --         1.03%           --

                                     FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)       $10.31              --                --          --           23.62%
         Highest contract charge 1.90% Class B (a)      $ 9.70              --                --          --           21.86%
         All contract charges                               --          13,485          $133,212        0.19%             --
  2009   Lowest contract charge 0.50% Class B (a)       $ 8.34              --                --          --           27.51%
         Highest contract charge 1.90% Class B (a)      $ 7.96              --                --          --           25.69%
         All contract charges                               --          12,629          $101,917        1.03%             --
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.54                                                        (33.67)%
         Highest contract charge 1.90% Class B (a)      $ 6.33                                                        (34.61)%
         All contract charges                               --          11,658          $ 74,460        1.06%             --
  2007   Lowest contract charge 0.50% Class B (a)       $ 9.86              --                --          --           (9.12)%
         Highest contract charge 1.90% Class B (a)      $ 9.68                                                        (10.37)%
         All contract charges                               --           5,985          $ 58,243        0.48%             --
  2006   Lowest contract charge 0.50% Class B (a)       $10.85              --                --          --            8.50%
         Highest contract charge 1.90% Class B (a)      $10.80              --                --          --            8.03%
         All contract charges                               --           1,481          $ 16,022        0.54%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.51              --                --          --           11.10%
         Highest contract charge 1.70% Class A (r)      $11.46              --                --          --           10.62%
         All contract charges                               --           1,070          $ 12,298        1.30%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.36              --                --          --            0.68%
         Highest contract charge 1.70% Class A (r)      $10.36              --                --          --            0.68%
         All contract charges                               --              --          $      3        2.75%             --
EQ/BLACKROCK BASIC VALUE EQUITY
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $24.18              --                --          --           11.74%
         Highest contract charge 1.90% Class B          $19.92              --                --          --           10.12%
         All contract charges                               --          54,746          $848,219        1.30%             --
  2009   Lowest contract charge 0.50% Class B           $21.64              --                --          --           29.60%
         Highest contract charge 1.90% Class B          $18.09              --                --          --           27.82%
         All contract charges                               --          52,534          $745,364        2.75%             --
  2008   Lowest contract charge 0.50% Class B           $16.70              --                --          --          (36.86)%
         Highest contract charge 1.90% Class B          $14.15              --                --          --          (37.77)%
         All contract charges                               --          46,485          $522,247        1.73%             --
  2007   Lowest contract charge 0.50% Class B           $26.45              --                --          --            0.69%
         Highest contract charge 1.90% Class B          $22.74              --                --          --           (0.74)%
         All contract charges                                           45,201          $829,334        1.08%             --
  2006   Lowest contract charge 0.50% Class B           $26.27              --                --          --           20.31%
         Highest contract charge 1.90% Class B          $22.91              --                --          --           18.62%
         All contract charges                               --          44,747          $846,668        2.90%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $10.41              --                --          --            4.94%
         Highest contract charge 1.70% Class A (r)      $10.37              --                --          --            4.54%
         All contract charges                               --             291          $  3,029        0.76%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.92              --                --          --           (0.40)%
         Highest contract charge 1.70% Class A (r)      $ 9.92              --                --          --           (0.30)%
         All contract charges                               --               1          $      8        2.07%             --
EQ/BLACKROCK INTERNATIONAL VALUE
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $21.16              --                --          --            5.54%
         Highest contract charge 1.90% Class B          $17.44              --                --          --            4.06%
         All contract charges                               --          45,360          $737,614        0.76%             --

                                     FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/BLACKROCK INTERNATIONAL VALUE (CONTINUED)
--------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $20.05              --                --           --           29.61%
         Highest contract charge 1.90% Class B          $16.76              --                --           --           27.81%
         All contract charges                               --          47,668        $  743,266         2.07%             --
  2008   Lowest contract charge 0.50% Class B           $15.47              --                --           --          (43.29)%
         Highest contract charge 1.90% Class B          $13.11              --                --           --          (44.09)%
         All contract charges                               --          48,585        $  592,816         2.19%             --
  2007   Lowest contract charge 0.50% Class B           $27.28              --                --           --            9.65%
         Highest contract charge 1.90% Class B          $23.45              --                --           --            8.06%
         All contract charges                                           52,311        $1,144,877         1.85%             --
  2006   Lowest contract charge 0.50% Class B           $24.88              --                --           --           25.06%
         Highest contract charge 1.90% Class B          $21.70              --                --           --           23.30%
         All contract charges                               --          51,776        $1,057,795         3.58%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62              --                --           --           14.48%
         Highest contract charge 1.70% Class A (r)      $11.57              --                --           --           14.10%
         All contract charges                               --              77        $      889         2.49%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.15              --                --           --           (0.39)%
         Highest contract charge 1.70% Class A (r)      $10.14              --                --           --           (0.39)%
         All contract charges                               --              --                --         2.55%             --
EQ/BOSTON ADVISORS EQUITY INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.45              --                --           --           15.18%
         Highest contract charge 1.90% Class B          $ 5.44              --                --           --           13.57%
         All contract charges                               --          45,605        $  214,535         2.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.60              --                --           --           10.97%
         Highest contract charge 1.90% Class B          $ 4.79              --                --           --            9.34%
         All contract charges                               --          43,320        $  182,082         2.55%              --
  2008   Lowest contract charge 0.50% Class B           $ 5.05              --                --           --          (32.67)%
         Highest contract charge 1.90% Class B          $ 4.38              --                --           --          (33.54)%
         All contract charges                               --          39,344        $  157,390         2.44%             --
  2007   Lowest contract charge 0.50% Class B           $ 7.50              --                --           --            3.31%
         Highest contract charge 1.90% Class B          $ 6.59              --                --           --            1.70%
         All contract charges                                           31,430        $  202,051         1.82%             --
  2006   Lowest contract charge 0.50% Class B           $ 7.26              --                --           --           15.39%
         Highest contract charge 1.90% Class B          $ 6.48              --                --           --           13.77%
         All contract charges                               --          30,079        $  198,213         2.39%             --
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.54              --                --           --           11.93%
         Highest contract charge 1.90% Class B          $ 7.27              --                --           --           10.49%
         All contract charges                               --           5,101        $   46,879         0.05%             --
  2009   Lowest contract charge 0.50% Class B           $ 7.63              --                --           --           30.12%
         Highest contract charge 1.90% Class B          $ 6.58              --                --           --           28.35%
         All contract charges                               --           5,534        $   45,654         0.24%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.86              --                --           --          (45.44)%
         Highest contract charge 1.90% Class B          $ 5.13              --                --           --          (46.23)%
         All contract charges                               --           5,674        $   36,090         0.30%             --
  2007   Lowest contract charge 0.50% Class B           $10.74              --                --           --           11.53%
         Highest contract charge 1.90% Class B          $ 9.54              --                --           --            9.91%
         All contract charges                                            5,341        $   62,358         0.23%             --
  2006   Lowest contract charge 0.50% Class B           $ 9.63              --                --           --            4.70%
         Highest contract charge 1.90% Class B          $ 8.68              --                --           --            3.24%
         All contract charges                               --           5,169        $   54,129           --              --

                                     FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.63              --                --           --           11.72%
         Highest contract charge 1.70% Class A (r)      $11.58              --                --           --           11.24%
         All contract charges                               --              75        $      872         0.40%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.41              --                --           --            1.66%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.76%
         All contract charges                               --              --                --         0.33%             --
EQ/CAPITAL GUARDIAN GROWTH
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.23              --                --           --           12.40%
         Highest contract charge 1.90% Class B          $10.90              --                --           --           10.77%
         All contract charges                               --          30,831        $  338,022         0.40%             --
  2009   Lowest contract charge 0.50% Class B           $11.77              --                --           --           32.72%
         Highest contract charge 1.90% Class B          $ 9.84              --                --           --           30.99%
         All contract charges                               --          33,199        $  327,423         0.33%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.87              --                --           --          (40.67)%
         Highest contract charge 1.90% Class B          $ 7.51              --                --           --          (41.56)%
         All contract charges                               --          35,102        $  263,886         0.18%             --
  2007   Lowest contract charge 0.50% Class B           $14.95              --                --           --            4.91%
         Highest contract charge 1.90% Class B          $12.85              --                --           --            3.46%
         All contract charges                                           34,213        $  439,864           --              --
  2006   Lowest contract charge 0.50% Class B           $14.25              --                --           --            6.87%
         Highest contract charge 1.90% Class B          $12.42              --                --           --            5.37%
         All contract charges                               --          30,418        $  380,312         0.18%             --
EQ/CAPITAL GUARDIAN RESEARCH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.94              --                --           --           14.59%
         Highest contract charge 1.70% Class A (r)      $11.88              --                --           --           14.12%
         All contract charges                               --              50        $      602         0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.42              --                --           --            1.56%
         Highest contract charge 1.70% Class A (r)      $10.41              --                --           --            1.56%
         All contract charges                               --              --                --         1.14%             --
EQ/CAPITAL GUARDIAN RESEARCH (b)
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $12.78              --                --           --           15.24%
         Highest contract charge 1.90% Class B          $10.83              --                --           --           13.64%
         All contract charges                               --          77,666        $  904,589         0.74%             --
  2009   Lowest contract charge 0.50% Class B           $11.09              --                --           --           30.79%
         Highest contract charge 1.90% Class B          $ 9.53              --                --           --           29.02%
         All contract charges                               --          86,472        $  882,191         1.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.48              --                --           --          (39.94)%
         Highest contract charge 1.90% Class B          $ 7.39              --                --           --          (40.83)%
         All contract charges                               --          96,287        $  757,787         0.91%             --
  2007   Lowest contract charge 0.50% Class B           $14.12              --                --           --            1.15%
         Highest contract charge 1.90% Class B          $12.49              --                --           --           (0.32)%
         All contract charges                                          113,240        $1,497,202         1.28%             --
  2006   Lowest contract charge 0.50% Class B           $13.96              --                --           --           11.50%
         Highest contract charge 1.90% Class B          $12.53              --                --           --            9.93%
         All contract charges                               --          56,224        $  739,096         0.56%             --
EQ/COMMON STOCK INDEX
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.84              --                --           --           14.73 %
         Highest contract charge 1.70% Class A (r)      $11.78              --                --           --           14.15 %
         All contract charges                               --              93        $    1,103         1.26%               --

                                     FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/COMMON STOCK INDEX (CONTINUED)
---------------------------------
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.32              --                --           --            0.39%
         Highest contract charge 1.70% Class A (r)     $ 10.32              --                --           --            0.39%
         All contract charges                               --              --                --         1.80%             --
EQ/COMMON STOCK INDEX (o)
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $295.18              --                --           --           15.29%
         Highest contract charge 1.90% Class B         $180.00              --                --           --           13.67%
         All contract charges                               --          38,136        $  803,765         1.26%             --
  2009   Lowest contract charge 0.50% Class B          $256.03              --                --           --           27.69%
         Highest contract charge 1.90% Class B         $158.35              --                --           --           25.90%
         All contract charges                               --          41,528        $  776,118         1.80%             --
  2008   Lowest contract charge 0.50% Class B          $200.52              --                --           --          (44.08)%
         Highest contract charge 1.90% Class B         $125.78              --                --           --          (44.87)%
         All contract charges                               --          40,142        $  617,520         1.63%             --
  2007   Lowest contract charge 0.50% Class B          $358.57              --                --           --            2.96
         Highest contract charge 1.90% Class B         $228.16              --                --           --            1.51
         All contract charges                                           41,874        $1,221,553         0.97%             --
  2006   Lowest contract charge 0.50% Class B          $348.26              --                --           --           10.14
         Highest contract charge 1.90% Class B         $224.77              --                --           --            8.59
         All contract charges                               --          44,440        $1,355,393         1.20%             --
EQ/CORE BOND INDEX (m)
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 15.47              --                --           --           5.24 %
         Highest contract charge 1.90% Class B         $ 12.87              --                --           --           3.79 %
         All contract charges                               --          94,923        $1,102,809         2.24%             --
  2009   Lowest contract charge 0.50% Class B          $ 14.70              --                --           --            2.17%
         Highest contract charge 1.90% Class B         $ 12.40              --                --           --            0.76%
         All contract charges                               --          89,630        $1,013,962         2.61%             --
  2008   Lowest contract charge 0.50% Class B          $ 14.39              --                --           --           (9.38)%
         Highest contract charge 1.90% Class B         $ 12.31              --                --           --          (10.67)%
         All contract charges                               --          80,413        $  913,345         4.06%             --
  2007   Lowest contract charge 0.50% Class B          $ 15.88              --                --           --            2.58%
         Highest contract charge 1.90% Class B         $ 13.78              --                --           --            1.10%
         All contract charges                               --          99,922        $1,271,392         4.32%             --
  2006   Lowest contract charge 0.50% Class B          $ 15.48              --                --           --            3.54%
         Highest contract charge 1.90% Class B         $ 13.63              --                --           --            2.09%
         All contract charges                               --          99,116        $1,260,924         4.37%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.37              --                --           --           10.60%
         Highest contract charge 1.70% Class A (r)     $ 11.31              --                --           --           10.13%
         All contract charges                               --             348        $    3,958         0.81%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.28              --                --           --            1.48%
         Highest contract charge 1.70% Class A (r)     $ 10.27              --                --           --            1.48%
         All contract charges                               --              --        $        7         1.73%             --
EQ/DAVIS NEW YORK VENTURE
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $  9.97              --                --           --           11.27%
         Highest contract charge 1.90% Class B (a)     $  9.38              --                --           --            9.71%
         All contract charges                               --          37,420        $  357,290         0.81%             --
  2009   Lowest contract charge 0.50% Class B (a)      $  8.96              --                --           --           32.03%
         Highest contract charge 1.90% Class B (a)     $  8.55              --                --           --           30.18%
         All contract charges                               --          39,080        $  338,925         1.73%             --

                                     FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
-------------------------------------
  2008   Lowest contract charge 0.50% Class B (a)       $ 6.79               --                 --         --         (39.54)%
         Highest contract charge 1.90% Class B (a)      $ 6.57               --                 --         --         (40.38)%
         All contract charges                               --           36,597         $  242,910       0.62%            --
  2007   Lowest contract charge 0.50% Class B (a)       $11.23               --                 --         --           3.22%
         Highest contract charge 1.90% Class B (a)      $11.02               --                 --         --           1.75%
         All contract charges                                            24,733         $  273,949       0.62%            --
  2006   Lowest contract charge 0.50% Class B (a)       $10.88               --                 --         --           8.76%
         Highest contract charge 1.90% Class B (a)      $10.83               --                 --         --           8.29%
         All contract charges                               --            5,631         $   61,054       0.75%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.61               --                 --         --          13.16%
         Highest contract charge 1.70% Class A (r)      $11.56               --                 --         --          12.67%
         All contract charges                               --              501         $    5,807       1.43%            --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26               --                 --         --           0.10%
         Highest contract charge 1.70% Class A (r)      $10.26               --                 --         --           0.10%
         All contract charges                               --                3         $       34       1.96%            --
EQ/EQUITY 500 INDEX
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $31.06               --                 --         --          13.81%
         Highest contract charge 1.90% Class B          $24.47               --                 --         --          12.20%
         All contract charges                               --           73,975         $1,249,931       1.43%            --
  2009   Lowest contract charge 0.50% Class B           $27.29               --                 --         --          25.25%
         Highest contract charge 1.90% Class B          $21.81               --                 --         --          23.48%
         All contract charges                               --           75,725         $1,151,603       1.96%            --
  2008   Lowest contract charge 0.50% Class B           $21.79               --                 --         --         (37.64)%
         Highest contract charge 1.90% Class B          $17.66               --                 --         --         (38.51)%
         All contract charges                               --           71,841         $  912,729       1.72%            --
  2007   Lowest contract charge 0.50% Class B           $34.94               --                 --         --           4.42%
         Highest contract charge 1.90% Class B          $28.72               --                 --         --           2.94%
         All contract charges                                            74,013         $1,576,822       1.31%            --
  2006   Lowest contract charge 0.50% Class B           $33.46               --                 --         --          14.52%
         Highest contract charge 1.90% Class B          $27.90               --                 --         --          12.91%
         All contract charges                               --           76,302         $1,640,567       1.54%            --
EQ/EQUITY GROWTH PLUS
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $16.92               --                 --         --          14.71%
         Highest contract charge 1.90% Class B          $14.82               --                 --         --          13.04%
         All contract charges                               --           93,768         $1,288,091       0.28%            --
  2009   Lowest contract charge 0.50% Class B           $14.75               --                 --         --          27.15%
         Highest contract charge 1.90% Class B          $13.11               --                 --         --          25.42%
         All contract charges                               --          108,738         $1,316,635       0.85%            --
  2008   Lowest contract charge 0.50% Class B           $11.60               --                 --         --         (40.57)%
         Highest contract charge 1.90% Class B          $10.45               --                 --         --         (41.46)%
         All contract charges                               --          118,651         $1,143,520       0.95%            --
  2007   Lowest contract charge 0.50% Class B           $19.52               --                 --         --          13.49%
         Highest contract charge 1.90% Class B          $17.85               --                 --         --          11.91%
         All contract charges                                           115,724         $1,909,092       0.18%            --
  2006   Lowest contract charge 0.50% Class B           $17.20               --                 --         --           8.78%
         Highest contract charge 1.90% Class B          $15.95               --                 --         --           7.25%
         All contract charges                               --          110,995         $1,644,626       0.73%            --

                                     FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.33                --                --          --           10.11%
         Highest contract charge 1.70% Class A (r)     $11.28                --                --          --            9.73%
         All contract charges                              --                62        $      703        2.96%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.29                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.28                --                --          --            0.19%
         All contract charges                              --                --                --        5.95%             --
EQ/FRANKLIN CORE BALANCED
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.36                --                --          --           10.68%
         Highest contract charge 1.90% Class B (a)     $ 9.75                --                --          --            9.18%
         All contract charges                              --            54,951        $  545,194        2.96%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.36                --                --          --           29.97%
         Highest contract charge 1.90% Class B (a)     $ 8.93                --                --          --           28.10%
         All contract charges                              --            65,970        $  596,850        5.95%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 7.20                --                --          --          (32.20)%
         Highest contract charge 1.90% Class B (a)     $ 6.97                --                --          --          (33.11)%
         All contract charges                              --            60,463        $  425,663        6.36%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.62                --                --          --            1.53%
         Highest contract charge 1.90% Class B (a)     $10.42                --                --          --            0.10%
         All contract charges                                            57,439        $  601,803        4.16%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.46                --                --          --            4.56%
         Highest contract charge 1.90% Class B (a)     $10.41                --                --          --            4.11%
         All contract charges                              --            12,757        $  132,983        2.34%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.17                --                --          --            9.19%
         Highest contract charge 1.70% Class A (r)     $11.12                --                --          --            8.70%
         All contract charges                              --                40        $      455        1.99%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.23                --                --          --            0.29%
         Highest contract charge 1.70% Class A (r)     $10.23                --                --          --            0.29%
         All contract charges                              --                --        $        2        2.46%             --
EQ/FRANKLIN TEMPLETON ALLOCATION (f)
------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (f)      $ 8.43                --                --          --            9.77%
         Highest contract charge 1.90% Class B (f)     $ 8.01                --                --          --            8.24%
         All contract charges                              --           169,484        $1,377,768        1.99%             --
  2009   Lowest contract charge 0.50% Class B (f)      $ 7.68                --                --          --           27.78%
         Highest contract charge 1.90% Class B (f)     $ 7.40                --                --          --           26.04%
         All contract charges                              --           179,402        $1,341,290        2.46%             --
  2008   Lowest contract charge 0.50% Class B (f)      $ 6.01                --                --          --          (37.20)%
         Highest contract charge 1.90% Class B (f)     $ 5.87                --                --          --          (38.08)%
         All contract charges                              --           168,583        $  996,068        5.08%             --
  2007   Lowest contract charge 0.50% Class B (f)      $ 9.57                --                --          --           (4.30)%
         Highest contract charge 1.90% Class B (f)     $ 9.48                --                --          --           (5.20)%
         All contract charges                              --            83,451        $  793,251        2.63%             --
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.05                --                --          --            8.55%
         Highest contract charge 1.70% Class A (r)     $10.99                --                --          --            7.96%
         All contract charges                              --               163        $    1,798        0.00%
  2009   Lowest contract charge 1.30% Class A (r)      $10.18                --                --          --            0.69%
         Highest contract charge 1.70% Class A (r)     $10.18                --                --          --            0.69%
         All contract charges                              --                --                --        0.00%             --

                                     FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GAMCO MERGERS & ACQUISITIONS
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $13.17              --                 --           --            9.02%
         Highest contract charge 1.90% Class B         $12.16              --                 --           --            7.61%
         All contract charges                              --          14,455           $179,603         0.00%             --
  2009   Lowest contract charge 0.50% Class B          $12.08              --                 --           --           16.01%
         Highest contract charge 1.90% Class B         $11.30              --                 --           --           14.41%
         All contract charges                              --          11,998           $137,992         0.00%             --
  2008   Lowest contract charge 0.50% Class B          $10.41              --                 --           --          (14.25)%
         Highest contract charge 1.90% Class B         $ 9.88              --                 --           --          (15.48)%
         All contract charges                              --          11,081           $111,017         0.50%             --
  2007   Lowest contract charge 0.50% Class B          $12.14              --                 --           --            2.97%
         Highest contract charge 1.90% Class B         $11.69              --                 --           --            1.48%
         All contract charges                              --          11,173           $131,859         0.78%             --
  2006   Lowest contract charge 0.50% Class B          $11.79              --                 --           --           11.65%
         Highest contract charge 1.90% Class B         $11.52              --                 --           --           10.08%
         All contract charges                              --           7,462           $ 86,530         6.34%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $13.89              --                 --           --           31.16%
         Highest contract charge 1.70% Class A (r)     $13.83              --                 --           --           30.72%
         All contract charges                              --           1,235           $ 17,130         0.37%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.59              --                 --           --            1.53%
         Highest contract charge 1.70% Class A (r)     $10.58              --                 --           --            1.44%
         All contract charges                              --               2           $     23         0.44%             --
EQ/GAMCO SMALL COMPANY VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $44.89              --                 --           --           31.99%
         Highest contract charge 1.90% Class B         $32.67              --                 --           --           30.11%
         All contract charges                              --          22,302           $855,090         0.37%             --
  2009   Lowest contract charge 0.50% Class B          $34.01              --                 --           --           40.72%
         Highest contract charge 1.90% Class B         $25.11              --                 --           --           38.78%
         All contract charges                              --          21,145           $619,879         0.44%             --
  2008   Lowest contract charge 0.50% Class B          $24.17              --                 --           --          (30.98)%
         Highest contract charge 1.90% Class B         $18.09              --                 --           --          (31.99)%
         All contract charges                              --          18,794           $392,717         0.61%             --
  2007   Lowest contract charge 0.50% Class B          $35.02              --                 --           --            8.72%
         Highest contract charge 1.90% Class B         $26.60              --                 --           --            7.21%
         All contract charges                                          15,674           $470,454         0.52%             --
  2006   Lowest contract charge 0.50% Class B          $32.21              --                 --           --           18.24%
         Highest contract charge 1.90% Class B         $24.81              --                 --           --           16.58%
         All contract charges                              --           8,969           $243,842         1.60%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.36              --                 --           --            5.18 %
         Highest contract charge 1.70% Class A (r)     $10.31              --                 --           --            4.67 %
         All contract charges                              --             140           $  1,442         2.92%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.85              --                 --           --           (1.70)%
         Highest contract charge 1.70% Class A (r)     $ 9.85              --                 --           --           (1.70)%
         All contract charges                              --               2           $     15         0.80%             --
EQ/GLOBAL BOND PLUS
-------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $12.43              --                 --           --            5.79%
         Highest contract charge 1.90% Class B         $11.54              --                 --           --            4.25%
         All contract charges                              --          40,077           $473,013         2.92%             --

                                     FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/GLOBAL BOND PLUS (CONTINUED)
-------------------------------
  2009   Lowest contract charge 0.50% Class B          $ 11.75               --                --          --           1.49%
         Highest contract charge 1.90% Class B         $ 11.07               --                --          --           0.07%
         All contract charges                               --           36,747        $  414,061        0.80%            --
  2008   Lowest contract charge 0.50% Class B          $ 11.58               --                --          --           5.95%
         Highest contract charge 1.90% Class B         $ 11.06               --                --          --           4.44%
         All contract charges                               --           36,828        $  413,319       19.53%            --
  2007   Lowest contract charge 0.50% Class B          $ 10.93               --                --          --           8.76%
         Highest contract charge 1.90% Class B         $ 10.59               --                --          --           7.19%
         All contract charges                                            18,195        $  194,602        3.41%            --
  2006   Lowest contract charge 0.50% Class B          $ 10.05               --                --          --           2.90%
         Highest contract charge 1.90% Class B         $  9.88               --                --          --           1.46%
         All contract charges                               --            8,137        $   80,817        0.43%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 11.20               --                --          --          10.24%
         Highest contract charge 1.70% Class A (r)     $ 11.15               --                --          --           9.74%
         All contract charges                               --              174        $    1,953        1.10%            --
  2009   Lowest contract charge 1.30% Class A (r)      $ 10.16               --                --          --          (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 10.16               --                --          --           0.00%
         All contract charges                               --                2        $       29        1.33%            --
EQ/GLOBAL MULTI-SECTOR EQUITY
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 20.28               --                --          --          10.88%
         Highest contract charge 1.90% Class B         $ 16.78               --                --          --           9.32%
         All contract charges                               --           53,486        $1,134,438        1.10%            --
  2009   Lowest contract charge 0.50% Class B          $ 18.29               --                --          --          49.30%
         Highest contract charge 1.90% Class B         $ 15.35               --                --          --          47.16%
         All contract charges                               --           58,787        $1,130,770        1.33%            --
  2008   Lowest contract charge 0.50% Class B          $ 12.25               --                --          --         (57.55)%
         Highest contract charge 1.90% Class B         $ 10.43               --                --          --         (58.15)%
         All contract charges                               --           53,574        $  696,118        0.15%            --
  2007   Lowest contract charge 0.50% Class B          $ 28.86               --                --          --          41.26%
         Highest contract charge 1.90% Class B         $ 24.92               --                --          --          39.30%
         All contract charges                                            53,185        $1,627,247        0.00%            --
  2006   Lowest contract charge 0.50% Class B          $ 20.43               --                --          --          36.37%
         Highest contract charge 1.90% Class B         $ 17.89               --                --          --          34.46%
         All contract charges                               --           47,631        $1,034,450        0.45%            --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
-------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 23.97               --                --          --           3.72%
         Highest contract charge 1.90% Class B         $ 18.12               --                --          --           2.26%
         All contract charges                               --           28,642        $  391,601        1.22%            --
  2009   Lowest contract charge 0.50% Class B          $ 23.11               --                --          --          (2.76)%
         Highest contract charge 1.90% Class B         $ 17.72               --                --          --          (4.11)%
         All contract charges                               --           26,434        $  369,725        1.00%            --
  2008   Lowest contract charge 0.50% Class B          $ 23.77               --                --          --           3.08%
         Highest contract charge 1.90% Class B         $ 18.48               --                --          --           1.59%
         All contract charges                               --           26,853        $  401,655        3.71%            --
  2007   Lowest contract charge 0.50% Class B          $ 23.06               --                --          --           6.32%
         Highest contract charge 1.90% Class B         $ 18.19               --                --          --           4.84%
         All contract charges                               --           18,561        $  296,887        4.29%            --
  2006   Lowest contract charge 0.50% Class B          $ 21.69               --                --          --           2.61%
         Highest contract charge 1.90% Class B         $ 17.35               --                --          --           1.17%
         All contract charges                               --           18,923        $  295,751        3.88%            --

                                     FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $10.88              --                 --           --          8.04%
         Highest contract charge 1.70% Class A (r)       $10.83              --                 --           --          7.55%
         All contract charges                                --             189         $    2,052         1.80%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.07              --                 --           --          0.00%
         Highest contract charge 1.70% Class A (r)       $10.07              --                 --           --          0.10%
         All contract charges                                --              --                 --         3.14%           --
EQ/INTERNATIONAL CORE PLUS
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $14.28              --                 --           --          8.68%
         Highest contract charge 1.90% Class B           $12.10              --                 --           --          7.17%
         All contract charges                                --          56,037         $  784,792         1.80%           --
  2009   Lowest contract charge 0.50% Class B            $13.14              --                 --           --         34.62%
         Highest contract charge 1.90% Class B           $11.29              --                 --           --         32.72%
         All contract charges                                --          59,216         $  769,256         3.14%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.76              --                 --           --        (45.11)%
         Highest contract charge 1.90% Class B           $ 8.51              --                 --           --        (45.90)%
         All contract charges                                --          57,050         $  554,312         1.49%           --
  2007   Lowest contract charge 0.50% Class B            $17.78              --                 --           --         14.64%
         Highest contract charge 1.90% Class B           $15.73              --                 --           --         13.08%
         All contract charges                                            57,566         $1,024,304         0.39%           --
  2006   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         18.65%
         Highest contract charge 1.90% Class B           $13.91              --                 --           --         16.99%
         All contract charges                                --          62,676         $  973,881         1.38%           --
EQ/INTERNATIONAL ETF
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r) (t)    $10.63              --                 --           --          6.30%
         Highest contract charge 1.70% Class A (r) (t)   $10.58              --                 --           --          5.91%
         All contract charges                                --             125         $    1,330         2.43%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.58              --                 --           --         13.75%
         Highest contract charge 1.70% Class A (r)       $11.53              --                 --           --         13.26%
         All contract charges                                --             126         $    1,453         0.98%           --
  2009   Lowest contract charge 1.30% Class A (r)        $10.18              --                 --           --          0.30%
         Highest contract charge 1.70% Class A (r)       $10.18              --                 --           --          0.39%
         All contract charges                                --              --         $        3         1.27%           --
EQ/INTERNATIONAL GROWTH
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $15.51              --                 --           --         14.38%
         Highest contract charge 1.90% Class B           $14.32              --                 --           --         12.76%
         All contract charges                                --          30,667         $  376,915         0.98%           --
  2009   Lowest contract charge 0.50% Class B            $13.56              --                 --           --         36.59%
         Highest contract charge 1.90% Class B           $12.70              --                 --           --         34.63%
         All contract charges                                --          25,119         $  272,003         1.27%           --
  2008   Lowest contract charge 0.50% Class B            $ 9.93              --                 --           --        (40.61)%
         Highest contract charge 1.90% Class B           $ 9.43              --                 --           --        (41.43)%
         All contract charges                                --          20,631         $  168,007         0.99%           --
  2007   Lowest contract charge 0.50% Class B            $16.72              --                 --           --         15.63%
         Highest contract charge 1.90% Class B           $16.10              --                 --           --         14.02%
         All contract charges                                            16,401         $  237,725         0.72%           --
  2006   Lowest contract charge 0.50% Class B            $14.46              --                 --           --         25.01%
         Highest contract charge 1.90% Class B           $14.12              --                 --           --         23.26%
         All contract charges                                --           6,096         $   83,819         1.21%           --

                                     FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --               --            --           11.21%
         Highest contract charge 1.70% Class A (r)      $11.35              --               --            --           10.62%
         All contract charges                               --             163         $  1,852          1.32%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.26              --               --            --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.26              --               --            --            0.10%
         All contract charges                               --              --               --          1.48%             --
EQ/JPMORGAN VALUE OPPORTUNITIES
-------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $15.13              --               --            --           11.74%
         Highest contract charge 1.90% Class B          $12.47              --               --            --           10.26%
         All contract charges                               --          21,596         $279,401          1.32%             --
  2009   Lowest contract charge 0.50% Class B           $13.54              --               --            --           31.69%
         Highest contract charge 1.90% Class B          $11.31              --               --            --           29.73%
         All contract charges                               --          22,028         $258,292          1.48%             --
  2008   Lowest contract charge 0.50% Class B           $10.28              --               --            --          (40.09)%
         Highest contract charge 1.90% Class B          $ 8.72              --               --            --          (40.88)%
         All contract charges                               --          23,322         $210,531          1.78%             --
  2007   Lowest contract charge 0.50% Class B           $17.16              --               --            --           (1.72)%
         Highest contract charge 1.90% Class B          $14.75              --               --            --           (3.09)%
         All contract charges                                           27,538         $419,788          1.32%             --
  2006   Lowest contract charge 0.50% Class B           $17.46              --               --            --           19.78%
         Highest contract charge 1.90% Class B          $15.22              --               --            --           18.10%
         All contract charges                               --          31,332         $492,862          4.27%             --
EQ/LARGE CAP CORE PLUS
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $10.43              --               --            --           13.62%
         Highest contract charge 1.90% Class B          $ 8.80              --               --            --           11.96%
         All contract charges                               --          15,828         $158,846          1.00%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.18              --               --            --           25.95%
         Highest contract charge 1.90% Class B          $ 7.86              --               --            --           24.11%
         All contract charges                               --          17,342         $153,764          4.38%             --
  2008   Lowest contract charge 0.50% Class B           $ 7.29              --               --            --          (37.75)%
         Highest contract charge 1.90% Class B          $ 6.33              --               --            --          (38.60)%
         All contract charges                               --          18,391         $129,337          0.34%             --
  2007   Lowest contract charge 0.50% Class B           $11.71              --               --            --            3.35%
         Highest contract charge 1.90% Class B          $10.31              --               --            --            1.88%
         All contract charges                               --          21,585         $243,826          1.14%             --
  2006   Lowest contract charge 0.50% Class B           $11.33              --               --            --           12.38%
         Highest contract charge 1.90% Class B          $10.12              --               --            --           10.80%
         All contract charges                               --          26,152         $286,441          0.84%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92              --               --            --           14.73%
         Highest contract charge 1.70% Class A (r)      $11.86              --               --            --           14.26%
         All contract charges                               --             155         $  1,848          0.97%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.39              --               --            --            0.97%
         Highest contract charge 1.70% Class A (r)      $10.38              --               --            --            0.97%
         All contract charges                               --              --               --          2.14%             --
EQ/LARGE CAP GROWTH INDEX
-------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 8.40              --               --            --           15.38%
         Highest contract charge 1.90% Class B          $ 7.12              --               --            --           13.74%
         All contract charges                               --          36,002         $332,558          0.97%             --

                                     FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
-------------------------------------
  2009   Lowest contract charge 0.50% Class B           $ 7.28                --              --            --           35.53%
         Highest contract charge 1.90% Class B          $ 6.26                --              --            --           33.67%
         All contract charges                               --            39,652        $317,224          2.14%             --
  2008   Lowest contract charge 0.50% Class B           $ 5.37                --              --            --          (36.60)%
         Highest contract charge 1.90% Class B          $ 4.68                --              --            --          (37.52)%
         All contract charges                               --            41,922        $248,887          0.14%             --
  2007   Lowest contract charge 0.50% Class B           $ 8.47                --              --            --           13.39%
         Highest contract charge 1.90% Class B          $ 7.49                --              --            --           11.79%
         All contract charges                               --            45,255        $411,124            --              --
  2006   Lowest contract charge 0.50% Class B           $ 7.47                --              --            --           (1.04)%
         Highest contract charge 1.90% Class B          $ 6.70                --              --            --           (2.43)%
         All contract charges                               --            49,049        $384,363            --              --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.60                --              --            --           12.84%
         Highest contract charge 1.70% Class A (r)      $11.55                --              --            --           12.46%
         All contract charges                               --                79        $    909          0.38%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28                --              --            --            0.69%
         Highest contract charge 1.70% Class A (r)      $10.27                --              --            --            0.59%
         All contract charges                               --                --              --          1.31%             --
EQ/LARGE CAP GROWTH PLUS
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $17.71                --              --            --           13.89%
         Highest contract charge 1.90% Class B          $14.59                --              --            --           12.23%
         All contract charges                               --            17,859        $261,108          0.38%             --
  2009   Lowest contract charge 0.50% Class B           $15.55                --              --            --           34.19%
         Highest contract charge 1.90% Class B          $13.00                --              --            --           32.35%
         All contract charges                               --            19,454        $252,641          1.31%             --
  2008   Lowest contract charge 0.50% Class B           $11.59                --              --            --          (38.55)%
         Highest contract charge 1.90% Class B          $ 9.82                --              --            --          (39.42)%
         All contract charges                               --            19,719        $193,193          0.11%             --
  2007   Lowest contract charge 0.50% Class B           $18.86                --              --            --           15.07%
         Highest contract charge 1.90% Class B          $16.21                --              --            --           13.36%
         All contract charges                                             22,503        $363,276          0.41%             --
  2006   Lowest contract charge 0.50% Class B           $16.39                --              --            --            7.24%
         Highest contract charge 1.90% Class B          $14.30                --              --            --            5.74%
         All contract charges                               --            18,659        $269,728            --              --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.62                --              --            --           13.48%
         Highest contract charge 1.70% Class A (r)      $11.56                --              --            --           12.89%
         All contract charges                               --                82        $    948          1.54%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24                --              --            --           (0.10)%
         Highest contract charge 1.70% Class A (r)      $10.24                --              --            --            0.00%
         All contract charges                               --                --              --          9.15%             --
EQ/LARGE CAP VALUE INDEX
------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 6.18                --              --            --           14.02%
         Highest contract charge 1.90% Class B          $ 5.74                --              --            --           12.55%
         All contract charges                               --            20,149        $118,119          1.54%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.42                --              --            --           18.55%
         Highest contract charge 1.90% Class B          $ 5.10                --              --            --           17.01%
         All contract charges                               --            19,764        $102,573          9.15%             --

                                     FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LARGE CAP VALUE INDEX (CONTINUED)
------------------------------------
  2008   Lowest contract charge 0.50% Class B           $ 4.57              --                  --          --         (56.93)%
         Highest contract charge 1.90% Class B          $ 4.36              --                  --          --         (57.59)%
         All contract charges                               --          16,998          $   75,141        1.37%            --
  2007   Lowest contract charge 0.50% Class B           $10.61                                                          (6.35)%
         Highest contract charge 1.90% Class B          $10.28              --                  --          --          (7.72)%
         All contract charges                               --          17,409          $  180,500        0.00%            --
  2006   Lowest contract charge 0.50% Class B           $11.33              --                  --          --            6.30%
         Highest contract charge 1.90% Class B          $11.14              --                  --          --            4.81%
         All contract charges                               --          15,831          $  177,206        0.05%            --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.41              --                  --          --           11.43%
         Highest contract charge 1.70% Class A (r)      $11.36              --                  --          --           11.05%
         All contract charges                               --             102          $    1,161        1.13%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.24              --                  --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $10.23              --                  --          --           (0.10)%
         All contract charges                               --              --                  --        2.14%             --
EQ/LARGE CAP VALUE PLUS (e)
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $13.95              --                  --          --           12.14%
         Highest contract charge 1.90% Class B          $11.60              --                  --          --           10.48%
         All contract charges                               --         102,373          $1,167,606        1.13%             --
  2009   Lowest contract charge 0.50% Class B           $12.44              --                  --          --           19.87%
         Highest contract charge 1.90% Class B          $10.50              --                  --          --           18.20%
         All contract charges                               --         114,911          $1,181,003        2.14%             --
  2008   Lowest contract charge 0.50% Class B           $10.38              --                  --          --          (43.62)%
         Highest contract charge 1.90% Class B          $ 8.88              --                  --          --          (44.43)%
         All contract charges                               --         128,632          $1,114,977        2.84%             --
  2007   Lowest contract charge 0.50% Class B           $18.41              --                  --          --           (5.05)%
         Highest contract charge 1.90% Class B          $15.98              --                  --          --           (6.39)%
         All contract charges                               --         150,945          $2,349,958        1.61%             --
  2006   Lowest contract charge 0.50% Class B           $19.39              --                  --          --           20.78%
         Highest contract charge 1.90% Class B          $17.07              --                  --          --           19.09%
         All contract charges                               --         110,933          $1,850,638        1.64%             --
EQ/LORD ABBETT GROWTH AND INCOME
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $11.10              --                  --          --           16.97%
         Highest contract charge 1.90% Class B          $10.24              --                  --          --           15.19%
         All contract charges                               --          15,108          $  158,531        0.49%             --
  2009   Lowest contract charge 0.50% Class B           $ 9.49              --                  --          --           17.49%
         Highest contract charge 1.90% Class B          $ 8.89              --                  --          --           15.84%
         All contract charges                               --          12,954          $  117,413        0.74%             --
  2008   Lowest contract charge 0.50% Class B           $ 8.08              --                  --          --          (36.88)%
         Highest contract charge 1.90% Class B          $ 7.67              --                  --          --          (37.74)%
         All contract charges                               --          12,007          $   93,540        1.55%             --
  2007   Lowest contract charge 0.50% Class B           $12.80              --                  --          --            2.98%
         Highest contract charge 1.90% Class B          $12.32              --                  --          --            1.48%
         All contract charges                               --          11,815          $  147,275        1.13%             --
  2006   Lowest contract charge 0.50% Class B           $12.43              --                  --          --           16.63%
         Highest contract charge 1.90% Class B          $12.14              --                  --          --           14.99%
         All contract charges                               --          11,071          $  135,386        1.21%             --

                                     FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/LORD ABBETT LARGE CAP CORE
-----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.76             --                 --         --           13.42%
         Highest contract charge 1.90% Class B           $11.77             --                 --         --           11.78%
         All contract charges                                --         15,873         $  191,761       0.39%             --
  2009   Lowest contract charge 0.50% Class B            $11.25             --                 --         --           24.86%
         Highest contract charge 1.90% Class B           $10.53             --                 --         --           23.16%
         All contract charges                                --         14,412         $  154,971       0.68%             --
  2008   Lowest contract charge 0.50% Class B            $ 9.01             --                 --         --          (31.27)%
         Highest contract charge 1.90% Class B           $ 8.55             --                 --         --          (32.30)%
         All contract charges                                --          9,794         $   85,138       1.16%             --
  2007   Lowest contract charge 0.50% Class B            $13.11             --                 --         --           10.08%
         Highest contract charge 1.90% Class B           $12.63             --                 --         --            8.60%
         All contract charges                                            6,105         $   78,014       0.80%             --
  2006   Lowest contract charge 0.50% Class B            $11.91             --                 --         --           12.13%
         Highest contract charge 1.90% Class B           $11.63             --                 --         --           10.56%
         All contract charges                                --          4,229         $   49,544       1.21%             --
EQ/MID CAP INDEX
----------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.07             --                 --         --           24.36%
         Highest contract charge 1.70% Class A (r)       $13.01             --                 --         --           23.90%
         All contract charges                                --            185         $    2,418       0.74%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.45%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.45%
         All contract charges                                --             --                 --       1.09%             --
EQ/MID CAP INDEX
----------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $12.49             --                 --         --           25.03%
         Highest contract charge 1.90% Class B           $10.79             --                 --         --           23.31%
         All contract charges                                --         59,447         $  732,139       0.74%             --
  2009   Lowest contract charge 0.50% Class B            $ 9.99             --                 --         --           35.67%
         Highest contract charge 1.90% Class B           $ 8.75             --                 --         --           33.76%
         All contract charges                                --         65,727         $  652,650       1.09%             --
  2008   Lowest contract charge 0.50% Class B            $ 7.36             --                 --         --          (49.55)%
         Highest contract charge 1.90% Class B           $ 6.54             --                 --         --          (50.27)%
         All contract charges                                --         67,946         $  500,886       0.89%             --
  2007   Lowest contract charge 0.50% Class B            $14.59             --                 --         --            7.44%
         Highest contract charge 1.90% Class B           $13.15             --                 --         --            5.96%
         All contract charges                                --         70,501         $1,035,525       0.00%             --
  2006   Lowest contract charge 0.50% Class B            $13.58             --                 --         --           10.97%
         Highest contract charge 1.90% Class B           $12.41             --                 --         --            9.41%
         All contract charges                                --         72,246         $  989,519       3.28%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $12.71             --                 --         --           20.93%
         Highest contract charge 1.70% Class A (r)       $12.65             --                 --         --           20.48%
         All contract charges                                --             25         $      321       0.98%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.51             --                 --         --            1.06%
         Highest contract charge 1.70% Class A (r)       $10.50             --                 --         --            1.06%
         All contract charges                                --             --                 --       1.69%             --
EQ/MID CAP VALUE PLUS (g) (h) (i)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $18.49             --                 --         --           21.81%
         Highest contract charge 1.90% Class B           $15.24             --                 --         --           20.19%
         All contract charges                                --         75,286         $1,136,423       0.98%             --

                                     FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MID CAP VALUE PLUS (g) (h) (i) (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B           $15.18               --                 --          --           35.14%
         Highest contract charge 1.90% Class B          $12.68               --                 --          --           33.22%
         All contract charges                               --           88,122         $1,102,630        1.69%             --
  2008   Lowest contract charge 0.50% Class B           $11.23               --                 --          --          (39.85)%
         Highest contract charge 1.90% Class B          $ 9.52               --                 --          --          (40.69)%
         All contract charges                               --           41,940         $  400,022        1.38%             --
  2007   Lowest contract charge 0.50% Class B           $18.67               --                 --          --           (2.10)%
         Highest contract charge 1.90% Class B          $16.05               --                 --          --           (3.49)%
         All contract charges                               --           50,595         $  811,824        0.97%             --
  2006   Lowest contract charge 0.50% Class B           $19.07               --                 --          --           11.92%
         Highest contract charge 1.90% Class B          $16.63               --                 --          --           10.35%
         All contract charges                               --           57,023         $  948,678        0.31%             --
EQ/MONEY MARKET
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $ 9.87               --                 --          --           (1.20)%
         Highest contract charge 1.70% Class A (r)      $ 9.82               --                 --          --           (1.60)%
         All contract charges                               --            2,179         $   21,441        0.00%             --
  2009   Lowest contract charge 1.30% Class A (r)       $ 9.99               --                 --          --            0.00%
         Highest contract charge 1.70% Class A (r)      $ 9.98               --                 --          --           (0.10)%
         All contract charges                               --               22         $      215        0.00%             --
EQ/MONEY MARKET
---------------
         Unit Value 0.00% to 1.90%*
  2010   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            0.00 %
         Highest contract charge 1.90% Class B          $25.25               --                 --          --           (1.90)%
         All contract charges                               --           65,197         $  653,462        0.00%             --
  2009   Lowest contract charge 0.00% Class B           $44.43               --                 --          --           (0.01)%
         Highest contract charge 1.90% Class B          $25.74               --                 --          --           (1.90)%
         All contract charges                               --           60,968         $  941,402          --              --
  2008   Lowest contract charge 0.00% Class B           $44.43               --                 --          --            2.11%
         Highest contract charge 1.90% Class B          $26.24               --                 --          --            0.15%
         All contract charges                               --           90,924         $1,493,712        1.93%             --
  2007   Lowest contract charge 0.00% Class B           $43.51               --                 --          --            4.72%
         Highest contract charge 1.90% Class B          $26.20               --                 --          --            2.70%
         All contract charges                               --           45,468         $  851,459        4.59%             --
  2006   Lowest contract charge 0.00% Class B           $41.55               --                 --          --            4.48%
         Highest contract charge 1.90% Class B          $25.51               --                 --          --            2.51%
         All contract charges                               --           33,332         $  612,694        4.41%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.00               --                 --          --            7.00%
         Highest contract charge 1.70% Class A (r)      $10.95               --                 --          --            6.62%
         All contract charges                               --              458         $    5,029        0.56%             --
  2009   Lowest contract charge 1.30% Class A (r)       $10.28               --                 --          --            0.98%
         Highest contract charge 1.70% Class A (r)      $10.27               --                 --          --            0.98%
         All contract charges                               --                1         $        6        0.38%             --
EQ/MONTAG & CALDWELL GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $ 5.87               --                 --          --            7.71%
         Highest contract charge 1.90% Class B          $ 4.95               --                 --          --            6.22%
         All contract charges                               --           38,121         $  169,152        0.56%             --
  2009   Lowest contract charge 0.50% Class B           $ 5.45               --                 --          --           29.18%
         Highest contract charge 1.90% Class B          $ 4.66               --                 --          --           27.29%
         All contract charges                               --           41,296         $  172,778        0.38%             --

                                     FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------------
                                                                    UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                       UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                      ------------ ------------------- ------------ ---------------- -------------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B            $ 4.22              --                --          --          (33.23)%
         Highest contract charge 1.90% Class B           $ 3.66              --                --          --          (34.17)%
         All contract charges                                --          43,561          $143,894        0.26%             --
  2007   Lowest contract charge 0.50% Class B            $ 6.32              --                --          --           20.15%
         Highest contract charge 1.90% Class B           $ 5.56              --                --          --           18.55%
         All contract charges                                --          18,657          $100,498        0.37%             --
  2006   Lowest contract charge 0.50% Class B            $ 5.26              --                --          --            7.41%
         Highest contract charge 1.90% Class B           $ 4.69              --                --          --            5.90%
         All contract charges                                --           6,440          $ 30,006        0.21%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $13.36              --                --          --           30.85%
         Highest contract charge 1.70% Class A (r)       $13.30              --                --          --           30.39%
         All contract charges                                --             456          $  6,078        0.12%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.21              --                --          --            0.79%
         Highest contract charge 1.70% Class A (r)       $10.20              --                --          --            0.69%
         All contract charges                                --               3          $     23        0.00%             --
EQ/MORGAN STANLEY MID CAP GROWTH
--------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B            $17.77              --                --          --           31.63%
         Highest contract charge 1.90% Class B           $16.40              --                --          --           29.85%
         All contract charges                                --          36,207          $608,343        0.12%             --
  2009   Lowest contract charge 0.50% Class B            $13.50              --                --          --           56.21%
         Highest contract charge 1.90% Class B           $12.63              --                --          --           54.06%
         All contract charges                                --          31,529          $406,393        0.00%             --
  2008   Lowest contract charge 0.50% Class B            $ 8.64              --                --          --          (47.57)%
         Highest contract charge 1.90% Class B           $ 8.20              --                --          --          (48.33)%
         All contract charges                                --          25,257          $210,339        0.00%             --
  2007   Lowest contract charge 0.50% Class B            $16.48              --                --          --           21.80%
         Highest contract charge 1.90% Class B           $15.87              --                --          --           20.14%
         All contract charges                                --          19,555          $313,835        0.33%             --
  2006   Lowest contract charge 0.50% Class B            $13.53              --                --          --            8.71%
         Highest contract charge 1.90% Class B           $13.21              --                --          --            7.19%
         All contract charges                                --           8,738          $116,309        0.47%             --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)        $11.34              --                --          --           10.74%
         Highest contract charge 1.70% Class A (r)       $11.29              --                --          --           10.25%
         All contract charges                                --              47          $    529        1.81%             --
  2009   Lowest contract charge 1.30% Class A (r)        $10.24              --                --          --            0.49%
         Highest contract charge 1.70% Class A (r)       $10.24              --                --          --            0.49%
         All contract charges                                --              --                --        0.18%            --
EQ/MUTUAL LARGE CAP EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)        $ 9.28              --                --          --           11.40%
         Highest contract charge 1.90% Class B (a)       $ 8.73              --                --          --            9.81%
         All contract charges                                --          25,932          $230,267        1.81%             --
  2009   Lowest contract charge 0.50% Class B (a)        $ 8.33              --                --          --           24.48%
         Highest contract charge 1.90% Class B (a)       $ 7.95              --                --          --           22.81%
         All contract charges                                --          29,595          $238,330        0.18%             --
  2008   Lowest contract charge 0.50% Class B (a)        $ 6.69              --                --          --          (38.40)%
         Highest contract charge 1.90% Class B (a)       $ 6.47              --                --          --          (39.31)%
         All contract charges                                --          31,398          $205,168        3.61%             --

                                     FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/MUTUAL LARGE CAP EQUITY (CONTINUED)
--------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)      $10.86              --                 --         --            1.12%
         Highest contract charge 1.90% Class B (a)     $10.66              --                 --         --           (0.28)%
         All contract charges                              --          32,835         $  351,879       0.00%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.74              --                 --         --            7.38%
         Highest contract charge 1.90% Class B (a)     $10.69              --                 --         --            6.92%
         All contract charges                              --           7,714         $   82,586       0.39%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $11.61              --                 --         --           14.05%
         Highest contract charge 1.70% Class A (r)     $11.55              --                 --         --           13.46%
         All contract charges                              --             264         $    3,054       0.65%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.18              --                 --         --            0.00%
         Highest contract charge 1.70% Class A (r)     $10.18              --                 --         --            0.00%
         All contract charges                              --               1         $        7       0.66%             --
EQ/OPPENHEIMER GLOBAL
---------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $10.90              --                 --         --           14.62%
         Highest contract charge 1.90% Class B (a)     $10.26              --                 --         --           13.00%
         All contract charges                              --          23,163         $  241,951       0.65%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 9.51              --                 --         --           37.88%
         Highest contract charge 1.90% Class B (a)     $ 9.08              --                 --         --           35.88%
         All contract charges                              --          17,703         $  162,900       0.66%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.90              --                 --         --          (41.03)%
         Highest contract charge 1.90% Class B (a)     $ 6.68              --                 --         --          (41.81)%
         All contract charges                              --          13,246         $   89,280       1.29%             --
  2007   Lowest contract charge 0.50% Class B (a)      $11.70              --                 --         --            5.22%
         Highest contract charge 1.90% Class B (a)     $11.48              --                 --         --            3.70%
         All contract charges                              --           9,648         $  111,407       0.39%             --
  2006   Lowest contract charge 0.50% Class B (a)      $11.12              --                 --         --           11.23%
         Highest contract charge 1.90% Class B (a)     $11.07              --                 --         --           10.75%
         All contract charges                              --           1,756         $   19,483       0.07%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $ 9.96              --                 --         --           (0.30)%
         Highest contract charge 1.70% Class A (r)     $ 9.92              --                 --         --           (0.60)%
         All contract charges                              --           1,339         $   13,301       0.32%             --
  2009   Lowest contract charge 1.30% Class A (r)      $ 9.99              --                 --         --           (0.10)%
         Highest contract charge 1.70% Class A (r)     $ 9.98              --                 --         --           (0.10)%
         All contract charges                              --               9                 90       1.17%             --
EQ/PIMCO ULTRA SHORT BOND (j) (k)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $11.40              --                 --         --            0.35%
         Highest contract charge 1.90% Class B         $10.52              --                 --         --           (1.03)%
         All contract charges                              --         121,269         $1,281,207       0.32%             --
  2009   Lowest contract charge 0.50% Class B          $11.36              --                 --         --            7.45%
         Highest contract charge 1.90% Class B         $10.63              --                 --         --            5.99%
         All contract charges                              --         132,946         $1,414,881       1.17%             --
  2008   Lowest contract charge 0.50% Class B          $10.57              --                 --         --           (4.52)%
         Highest contract charge 1.90% Class B         $10.03              --                 --         --           (5.91)%
         All contract charges                              --          91,323         $  917,805       3.21%             --
  2007   Lowest contract charge 0.50% Class B          $11.07              --                 --         --           10.92%
         Highest contract charge 1.90% Class B         $10.66              --                 --         --            9.33%
         All contract charges                              --          45,578         $  486,803       3.07%             --

                                     FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                                   UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                      UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                     ------------ ------------------- ------------ ---------------- -------------
EQ/PIMCO ULTRA SHORT BOND (j) (k) (CONTINUED)
---------------------------------------------
  2006   Lowest contract charge 0.50% Class B           $ 9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B          $ 9.75               --               --            --         (1.51)%
         All contract charges                               --           31,108        $ 304,380          4.98%           --
EQ/QUALITY BOND PLUS (n)
------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $19.80               --               --            --          5.71%
         Highest contract charge 1.90% Class B          $15.51               --               --            --          4.23%
         All contract charges                               --           43,644        $ 565,217         10.49%           --
  2009   Lowest contract charge 0.50% Class B           $18.73               --               --            --          5.54%
         Highest contract charge 1.90% Class B          $14.88               --               --            --          4.06%
         All contract charges                               --           44,906        $ 558,182          3.96%           --
  2008   Lowest contract charge 0.50% Class B           $17.75               --               --            --         (7.02)%
         Highest contract charge 1.90% Class B          $14.30               --               --            --         (8.33)%
         All contract charges                               --           26,466        $ 326,277          5.04%           --
  2007   Lowest contract charge 0.50% Class B           $19.09               --               --            --          4.03%
         Highest contract charge 1.90% Class B          $15.60               --               --            --          2.56%
         All contract charges                                            28,944        $ 393,130          4.95%           --
  2006   Lowest contract charge 0.50% Class B           $18.35               --               --            --          3.30%
         Highest contract charge 1.90% Class B          $15.21               --               --            --          1.85%
         All contract charges                               --           27,600        $ 371,451          4.04%           --
EQ/SMALL COMPANY INDEX
----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $13.40               --               --            --         24.54%
         Highest contract charge 1.70% Class A (r)      $13.34               --               --            --         23.98%
         All contract charges                               --              193        $   2,581          0.97%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.76               --               --            --          2.57%
         Highest contract charge 1.70% Class A (r)      $10.76               --               --            --          2.57%
         All contract charges                               --                1        $      11          1.55%           --
EQ/SMALL COMPANY INDEX (p)
--------------------------
        Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B           $18.62               --               --            --         25.13%
         Highest contract charge 1.90% Class B          $15.49               --               --            --         23.43%
         All contract charges                               --           33,448        $ 506,182          0.97%           --
  2009   Lowest contract charge 0.50% Class B           $14.88               --               --            --         25.54%
         Highest contract charge 1.90% Class B          $12.55               --               --            --         23.76%
         All contract charges                               --           36,011        $ 440,098          1.55%           --
  2008   Lowest contract charge 0.50% Class B           $11.85               --               --            --        (34.49)%
         Highest contract charge 1.90% Class B          $10.14               --               --            --        (35.41)%
         All contract charges                               --           28,477        $ 282,432          0.85%           --
  2007   Lowest contract charge 0.50% Class B           $18.09               --               --            --         (2.32)%
         Highest contract charge 1.90% Class B          $15.70               --               --            --         (3.68)%
         All contract charges                                            28,985        $ 444,440          1.31%           --
  2006   Lowest contract charge 0.50% Class B           $18.52               --               --            --         17.12%
         Highest contract charge 1.90% Class B          $16.30               --               --            --         15.48%
         All contract charges                               --           29,757        $ 475,296          1.32%           --
EQ/T. ROWE PRICE GROWTH STOCK
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)       $11.92               --               --            --         15.17%
         Highest contract charge 1.70% Class A (r)      $11.86               --               --            --         14.70%
         All contract charges                               --              443        $   5,276          0.00%           --
  2009   Lowest contract charge 1.30% Class A (r)       $10.35               --               --            --          1.67%
         Highest contract charge 1.70% Class A (r)      $10.34               --               --            --          1.57%
         All contract charges                               --                3        $      38            --            --

                                     FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------------
                                                                  UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                     UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                    ------------ ------------------- ------------ ---------------- -------------
EQ/T. ROWE PRICE GROWTH STOCK (c)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $19.50             --                --            --           15.80%
         Highest contract charge 1.90% Class B         $14.19             --                --            --           14.16%
         All contract charges                              --         31,081          $396,968          0.00%             --
  2009   Lowest contract charge 0.50% Class B          $16.84             --                --            --           41.96%
         Highest contract charge 1.90% Class B         $12.43             --                --            --           39.94%
         All contract charges                              --         27,386          $313,026            --              --
  2008   Lowest contract charge 0.50% Class B          $11.86             --                --            --          (42.51)%
         Highest contract charge 1.90% Class B         $ 8.88             --                --            --          (43.33)%
         All contract charges                              --         19,024          $167,244            --              --
  2007   Lowest contract charge 0.50% Class B          $20.63             --                --            --            6.67%
         Highest contract charge 1.90% Class B         $15.67             --                --            --            5.24%
         All contract charges                                         17,951          $291,072          0.13%             --
  2006   Lowest contract charge 0.50% Class B          $19.34             --                --            --           (4.49)%
         Highest contract charge 1.90% Class B         $14.89             --                --            --           (5.83)%
         All contract charges                              --          3,277          $ 51,291            --              --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class A (r)      $10.87             --                --            --            6.88%
         Highest contract charge 1.70% Class A (r)     $10.82             --                --            --            6.39%
         All contract charges                              --             87          $    941          1.48%             --
  2009   Lowest contract charge 1.30% Class A (r)      $10.17             --                --            --            0.10%
         Highest contract charge 1.70% Class A (r)     $10.17             --                --            --            0.10%
         All contract charges                              --             --          $      3          1.50%             --
EQ/TEMPLETON GLOBAL EQUITY
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B (a)      $ 8.97             --                --            --            7.43%
         Highest contract charge 1.90% Class B (a)     $ 8.44             --                --            --            6.03%
         All contract charges                              --         22,506          $193,279          1.48%             --
  2009   Lowest contract charge 0.50% Class B (a)      $ 8.35             --                --            --           29.41%
         Highest contract charge 1.90% Class B (a)     $ 7.96             --                --            --           27.63%
         All contract charges                              --         22,755          $183,693          1.50%             --
  2008   Lowest contract charge 0.50% Class B (a)      $ 6.45             --                --            --          (41.15)%
         Highest contract charge 1.90% Class B (a)     $ 6.24             --                --            --          (41.95)%
         All contract charges                              --         23,768          $149,788          1.56%             --
  2007   Lowest contract charge 0.50% Class B (a)      $10.96             --                --            --            1.58%
         Highest contract charge 1.90% Class B (a)     $10.75             --                --            --            0.09%
         All contract charges                              --         26,167          $282,910          0.63%             --
  2006   Lowest contract charge 0.50% Class B (a)      $10.79             --                --            --            7.86%
         Highest contract charge 1.90% Class B (a)     $10.74             --                --            --            7.39%
         All contract charges                              --          6,220          $ 66,882          0.46%             --
EQ/UBS GROWTH & INCOME
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B          $ 5.97             --                --            --           12.64%
         Highest contract charge 1.90% Class B         $ 5.03             --                --            --           11.04%
         All contract charges                              --         16,460          $ 70,007          0.72%             --
  2009   Lowest contract charge 0.50% Class B          $ 5.30             --                --            --           31.90%
         Highest contract charge 1.90% Class B         $ 4.53             --                --            --           29.83%
         All contract charges                              --         16,033          $ 63,781          0.85%             --
  2008   Lowest contract charge 0.50% Class B          $ 4.02             --                --            --          (40.36)%
         Highest contract charge 1.90% Class B         $ 3.49             --                --            --          (41.15)%
         All contract charges                              --         14,961          $ 48,057          1.26%             --

                                     FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT      TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**   RETURN***
                                                             ------------ ------------------ ------------ ---------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
----------------------------------
  2007  Lowest contract charge 0.50% Class B                  $  6.74               --               --            --        0.60%
        Highest contract charge 1.90% Class B                 $  5.93               --               --            --       (0.67)%
        All contract charges                                       --           15,122        $  84,474          0.85%         --
  2006  Lowest contract charge 0.50% Class B                  $  6.70               --               --            --       13.58%
        Highest contract charge 1.90% Class B                 $  5.97               --               --            --       11.99%
        All contract charges                                       --           11,683        $  70,569          0.90%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Class A (r)              $ 11.64               --               --            --       14.01%
        Highest contract charge 1.70% Class A (r)             $ 11.59               --               --            --       13.52%
        All contract charges                                       --               83        $     969          1.26%         --
  2009  Lowest contract charge 1.30% Class A (r)              $ 10.21               --               --            --       (0.29)%
        Highest contract charge 1.70% Class A (r)             $ 10.21               --               --            --       (0.20)%
        All contract charges                                       --               --        $       2          1.44%         --
EQ/VAN KAMPEN COMSTOCK
----------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 10.78               --               --            --       14.56%
        Highest contract charge 1.90% Class B                 $  9.95               --               --            --       13.07%
        All contract charges                                       --           23,369        $ 237,948          1.26%         --
  2009  Lowest contract charge 0.50% Class B                  $  9.41               --               --            --       27.79%
        Highest contract charge 1.90% Class B                 $  8.80               --               --            --       25.94%
        All contract charges                                       --           24,454        $ 219,381          1.44%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.36               --               --            --      (37.25)%
        Highest contract charge 1.90% Class B                 $  6.99               --               --            --      (38.14)%
        All contract charges                                       --           26,088        $ 185,024          1.98%         --
  2007  Lowest contract charge 0.50% Class B                  $ 11.73               --               --            --       (3.06)%
        Highest contract charge 1.90% Class B                 $ 11.30               --               --            --       (4.32)%
        All contract charges                                       --           25,019        $ 285,776          1.63%         --
  2006  Lowest contract charge 0.50% Class B                  $ 12.10               --               --            --       15.33%
        Highest contract charge 1.90% Class B                 $ 11.81               --               --            --       13.71%
        All contract charges                                       --           21,516        $ 255,976          3.07%         --
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
-------------------------------------
        Unit Value 0.50% to 1.90%*
  2010  Lowest contract charge 0.50% Class B                  $ 12.42               --               --            --       16.73%
        Highest contract charge 1.90% Class B                 $ 10.48               --               --            --       15.04%
        All contract charges                                       --           31,147        $ 413,230          0.01%         --
  2009  Lowest contract charge 0.50% Class B                  $ 10.64               --               --            --       39.68%
        Highest contract charge 1.90% Class B                 $  9.11               --               --            --       37.57%
        All contract charges                                       --           25,747        $ 295,437          0.19%         --
  2008  Lowest contract charge 0.50% Class B                  $  7.62               --               --            --      (27.98)%
        Highest contract charge 1.90% Class B                 $  6.62               --               --            --      (28.97)%
        All contract charges                                       --           15,753        $ 128,962          0.60%         --
  2007  Lowest contract charge 0.50% Class B                  $ 10.58               --               --            --       10.79%
        Highest contract charge 1.90% Class B                 $  9.32               --               --            --        9.26%
        All contract charges                                                    15,374        $ 176,492          0.00%
  2006  Lowest contract charge 0.50% Class B                  $  9.55               --               --            --        5.34%
        Highest contract charge 1.90% Class B                 $  8.53               --               --            --        3.86%
        All contract charges                                       --           13,748        $ 141,667          2.13%         --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
-----------------------------------------------
        Unit Value 1.30% to 1.70%*
  2010  Lowest contract charge 1.30% Service Class 2 (r) (s)  $ 11.75               --               --            --       14.52%
        Highest contract charge 1.70% Service Class 2 (r) (s) $ 11.70               --               --            --       14.04%
        All contract charges                                       --               66        $     773          1.41%         --

                                     FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                       YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                          UNITS OUTSTANDING   NET ASSETS    INVESTMENT     TOTAL
                                                              UNIT VALUE        (000S)          (000S)    INCOME RATIO**  RETURN***
                                                             ------------ ------------------ ------------ --------------- ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
---------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $11.97              --               --          --         15.43%
         Highest contract charge 1.70% Service Class 2 (r)      $11.91              --               --          --         14.85%
         All contract charges                                       --           1,053          $12,580        2.01%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.37              --               --          --          0.78%
         Lowest contract charge 1.70% Service Class 2 (r)       $10.37              --               --          --          0.78%
         All contract charges                                       --               2          $    18        0.00%           --
FIDELITY(R) VIP MID CAP PORTFOLIO
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $12.91              --               --          --         26.94%
         Highest contract charge 1.70% Service Class 2 (r)      $12.85              --               --          --         26.35%
         All contract charges                                       --             417          $ 5,377        0.33%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.17              --               --          --          0.59%
         Highest contract charge 1.70% Service Class 2 (r)      $10.17              --               --          --          0.59%
         All contract charges                                       --               1          $     6        0.00%           --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class 2 (r)       $10.90              --               --          --          7.50%
         Highest contract charge 1.70% Service Class 2 (r)      $10.85              --               --          --          7.11%
         All contract charges                                       --             631          $ 6,871       10.45%           --
  2009   Lowest contract charge 1.30% Service Class 2 (r)       $10.14              --               --          --          0.10%
         Highest contract charge 1.70% Service Class 2 (r)      $10.13              --               --          --          0.00%
         All contract charges                                       --               2          $    23        0.00%           --
FRANKLIN INCOME SECURITIES FUND
-------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.87              --               --          --         11.49%
         Highest contract charge 1.70% Class 2 (u)              $10.83              --               --          --         11.08%
         All contract charges                                       --             352          $ 3,815        2.89%           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
-----------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)               $11.11              --               --          --          9.46%
         Highest contract charge 1.70% Class 2 (r)              $11.06              --               --          --          8.97%
         All contract charges                                       --             440          $ 4,880        3.69%           --
  2009   Lowest contract charge 1.30% Class 2 (r)               $10.15              --               --          --          0.50%
         Highest contract charge 1.70% Class 2 (r)              $10.15              --               --          --          0.59%
         All contract charges                                       --               5          $    46          --            --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)               $10.62              --               --          --          9.82%
         Highest contract charge 1.70% Class 2 (u)              $10.58              --               --          --          9.41%
         All contract charges                                       --             104          $ 1,103        5.07%           --
GOLDMAN SACHS VIT MID CAP VALUE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)        $12.90              --               --          --         23.09%
         Highest contract charge 1.70% Service Shares (r)       $12.84              --               --          --         22.64%
         All contract charges                                       --             243          $ 3,129        1.08%           --
  2009   Lowest contract charge 1.30% Service Shares (r)        $10.48              --               --          --          0.87%
         Highest contract charge 1.70% Service Shares (r)       $10.47              --               --          --          0.77%
         All contract charges                                       --              --          $     3          --            --
INVESCO V.I. FINANCIAL SERVICES FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)         $10.88              --               --          --          8.69%
         Highest contract charge 1.70% Series II (r) (s)        $10.83              --               --          --          8.30%
         All contract charges                                       --              59          $   639        0.00%           --

                                     FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
INVESCO V.I. GLOBAL REAL ESTATE FUND
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.83             --                --            --          15.75%
         Highest contract charge 1.70% Series II (r)       $11.77             --                --            --          15.17%
         All contract charges                                  --            483            $5,702          7.92%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.22             --                --            --           0.39%
         Highest contract charge 1.70% Series II (r)       $10.22             --                --            --           0.49%
         All contract charges                                  --              1            $   12            --             --
INVESCO V.I. INTERNATIONAL GROWTH FUND
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $11.40             --                --            --          11.22%
         Highest contract charge 1.70% Series II (r) (s)   $11.34             --                --            --          10.63%
         All contract charges                                  --            366            $4,164          2.80%            --
INVESCO V.I. LEISURE FUND
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $12.36             --                --            --          20.12%
         Highest contract charge 1.70% Series II (r) (s)   $12.31             --                --            --          19.63%
         All contract charges                                  --             11            $  134          0.76%            --
INVESCO V.I. MID CAP CORE EQUITY FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r)        $11.67             --                --            --          12.32%
         Highest contract charge 1.70% Series II (r)       $11.61             --                --            --          11.85%
         All contract charges                                  --            123            $1,433          0.49%            --
  2009   Lowest contract charge 1.30% Series II (r)        $10.39             --                --            --           0.87%
         Highest contract charge 1.70% Series II (r)       $10.38             --                --            --           0.78%
         All contract charges                                  --             --            $    1            --             --
INVESCO V.I. SMALL CAP EQUITY FUND
----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Series II (r) (s)    $13.50             --                --            --          26.52%
         Highest contract charge 1.70% Series II (r) (s)   $13.44             --                --            --          26.08%
         All contract charges                                  --             71            $  950          0.00%            --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.66             --                --            --          14.88%
         Highest contract charge 1.70% Common Shares (r)   $11.61             --                --            --          14.38%
         All contract charges                                  --            378            $4,399          0.51%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.15             --                --            --           0.20%
         Highest contract charge 1.70% Common Shares (r)   $10.15             --                --            --           0.30%
         All contract charges                                  --              1            $   13            --             --
IVY FUNDS VIP ENERGY
--------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $12.43             --                --            --          20.45%
         Highest contract charge 1.70% Common Shares (r)   $12.37             --                --            --          19.86%
         All contract charges                                  --            229            $2,846          0.13%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.32             --                --            --           3.41%
         Highest contract charge 1.70% Common Shares (r)   $10.32             --                --            --           3.51%
         All contract charges                                  --             --                --            --             --
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)    $11.96             --                --            --          15.56%
         Highest contract charge 1.70% Common Shares (r)   $11.90             --                --            --          15.09%
         All contract charges                                  --            419            $5,015          0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)    $10.35             --                --            --           2.07%
         Highest contract charge 1.70% Common Shares (r)   $10.34             --                --            --           1.97%
         All contract charges                                  --              7            $   73            --             --

                                     FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
IVY FUNDS VIP HIGH INCOME
-------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.67             --                --           --          13.30%
         Highest contract charge 1.70% Common Shares (r)      $11.62             --                --           --          12.93%
         All contract charges                                     --            778           $ 9,066         4.09%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.30             --                --           --           1.08%
         Highest contract charge 1.70% Common Shares (r)      $10.29             --                --           --           1.08%
         All contract charges                                     --              2           $    25         0.00%            --
IVY FUNDS VIP MID CAP GROWTH
----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.54             --                --           --          29.82%
         Highest contract charge 1.70% Common Shares (r)      $13.48             --                --           --          29.37%
         All contract charges                                     --            328           $ 4,427         0.01%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.43             --                --           --           1.16%
         Highest contract charge 1.70% Common Shares (r)      $10.42             --                --           --           1.17%
         All contract charges                                     --              2           $    21           --             --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $11.82             --                --           --          11.30%
         Highest contract charge 1.70% Common Shares (r)      $11.76             --                --           --          10.84%
         All contract charges                                     --            227           $ 2,680         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.62             --                --           --           2.61%
         Highest contract charge 1.70% Common Shares (r)      $10.61             --                --           --           2.61%
         All contract charges                                     --             --           $     2           --             --
IVY FUNDS VIP SMALL CAP GROWTH
------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)       $13.44             --                --           --          27.15%
         Highest contract charge 1.70% Common Shares (r)      $13.38             --                --           --          26.70%
         All contract charges                                     --            279           $ 3,742         0.00%            --
  2009   Lowest contract charge 1.30% Common Shares (r)       $10.57             --                --           --           3.02%
         Highest contract charge 1.70% Common Shares (r)      $10.56             --                --           --           3.02%
         All contract charges                                     --             --           $     3           --             --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
---------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Shares (r)      $12.37             --                --           --          21.16%
         Highest contract charge 1.70% Service Shares (r)     $12.31             --                --           --          20.57%
         All contract charges                                     --          1,064           $13,133         2.91%            --
  2009   Lowest contract charge 1.30% Service Shares (r)      $10.21             --                --           --           0.10%
         Highest contract charge 1.70% Service Shares (r)     $10.21             --                --           --           0.20%
         All contract charges                                     --              2           $    23           --             --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r)       $10.83             --                --           --           7.33%
         Highest contract charge 1.70% Service Class (r)      $10.78             --                --           --           6.94%
         All contract charges                                     --            501           $ 5,419         0.32%            --
  2009   Lowest contract charge 1.30% Service Class (r)       $10.09             --                --           --          (0.79)%
         Highest contract charge 1.70% Service Class (r)      $10.08             --                --           --          (0.88)%
         All contract charges                                     --             --           $     3           --             --
MFS(R) INVESTORS GROWTH STOCK SERIES
------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class (r) (s)   $11.55             --                --           --          10.63%
         Highest contract charge 1.70% Service Class (r) (s)  $11.50             --                --           --          10.26%
         All contract charges                                     --            162           $ 1,874         0.07%            --

                                     FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                  YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------------
                                                                      UNITS OUTSTANDING   NET ASSETS     INVESTMENT        TOTAL
                                                         UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                        ------------ ------------------- ------------ ---------------- -------------
MFS(R) INVESTORS TRUST SERIES
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.29               --                --            --         9.51%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.23               --                --            --         8.92%
          (r) (s)
         All contract charges                                  --              111        $    1,249          0.06%          --
MFS(R) TECHNOLOGY PORTFOLIO
---------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $12.17               --                --            --        18.62%
          (r) (s)
         Highest contract charge 1.70% Service Class       $12.12               --                --            --        18.24%
          (r) (s)
         All contract charges                                  --              156        $    1,899          0.00%          --
MFS(R) UTILITIES SERIES
-----------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Service Class        $11.80               --                --            --        12.06%
          (r) (s)
         Highest contract charge 1.70% Service Class       $11.74               --                --            --        11.49%
          (r) (s)
         All contract charges                                  --              140        $    1,648          1.49%          --
MULTIMANAGER AGGRESSIVE EQUITY (l) (v)
--------------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $67.09               --                --            --       17.02%
         Highest contract charge 1.90% Class B             $47.12               --                --            --       15.38%
         All contract charges                                  --           31,493        $  579,330          0.61%         --
  2009   Lowest contract charge 0.50% Class B              $57.33               --                --            --       36.59%
         Highest contract charge 1.90% Class B             $40.84               --                --            --       34.68%
         All contract charges                                  --           21,905        $  337,968          0.21%         --
  2008   Lowest contract charge 0.50% Class B              $41.97               --                --            --      (46.95)%
         Highest contract charge 1.90% Class B             $30.32               --                --            --      (47.70)%
         All contract charges                                  --            5,087        $   67,727          0.36%         --
  2007   Lowest contract charge 0.50% Class B              $79.11               --                --            --        10.83%
         Highest contract charge 1.90% Class B             $57.97               --                --            --         9.25%
         All contract charges                                                4,950        $  134,774          0.00%          --
  2006   Lowest contract charge 0.50% Class B              $71.38               --                --            --         4.59%
         Highest contract charge 1.90% Class B             $53.06               --                --            --         3.12%
         All contract charges                                  --            5,287        $  139,296            --           --
MULTIMANAGER CORE BOND
----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.74               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $12.97               --                --            --         4.18%
         All contract charges                                  --           88,517        $1,150,810          2.78%          --
  2009   Lowest contract charge 0.50% Class B              $13.95               --                --            --         7.78%
         Highest contract charge 1.90% Class B             $12.45               --                --            --         6.25%
         All contract charges                                  --           83,528        $1,038,056          3.59%          --
  2008   Lowest contract charge 0.50% Class B              $12.94               --                --            --         1.97%
         Highest contract charge 1.90% Class B             $11.72               --                --            --         0.51%
         All contract charges                                  --           62,629        $  734,371          4.89%
  2007   Lowest contract charge 0.50% Class B              $12.69               --                --            --         5.66%
         Highest contract charge 1.90% Class B             $11.66               --                --            --         4.20%
         All contract charges                                               55,947        $  653,841          4.09%          --
  2006   Lowest contract charge 0.50% Class B              $12.01               --                --            --         3.25%
         Highest contract charge 1.90% Class B             $11.19               --                --            --         1.80%
         All contract charges                                  --           58,160        $  651,206          4.11%          --
MULTIMANAGER INTERNATIONAL EQUITY
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B              $14.29               --                --            --        6.40 %
         Highest contract charge 1.90% Class B             $12.58               --                --            --        4.92 %
         All contract charges                                  --           32,262        $  445,001          2.96%         --

                                     FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
---------------------------------------------
  2009   Lowest contract charge 0.50% Class B       $13.43               --               --           --           29.22%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           27.38%
         All contract charges                           --           35,009         $457,905         1.62%             --
  2008   Lowest contract charge 0.50% Class B       $10.39               --               --           --          (47.47)%
         Highest contract charge 1.90% Class B      $ 9.41               --               --           --          (48.21)%
         All contract charges                           --           34,884         $355,985         1.57%             --
  2007   Lowest contract charge 0.50% Class B       $19.78               --               --           --           11.88%
         Highest contract charge 1.90% Class B      $18.17               --               --           --           10.25%
         All contract charges                           --           34,725         $680,288         0.73%             --
  2006   Lowest contract charge 0.50% Class B       $17.68               --               --           --           24.69%
         Highest contract charge 1.90% Class B      $16.48               --               --           --           22.94%
         All contract charges                           --           32,231         $568,482         2.23%             --
MULTIMANAGER LARGE CAP CORE EQUITY
----------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $11.84               --               --           --           10.97%
         Highest contract charge 1.90% Class B      $10.42               --               --           --            9.45%
         All contract charges                           --           12,797         $145,347         0.28%             --
  2009   Lowest contract charge 0.50% Class B       $10.67               --               --           --           31.84%
         Highest contract charge 1.90% Class B      $ 9.52               --               --           --           29.91%
         All contract charges                           --           12,893         $132,944         1.49%             --
  2008   Lowest contract charge 0.50% Class B       $ 8.09               --               --           --          (39.85)%
         Highest contract charge 1.90% Class B      $ 7.33               --               --           --          (40.65)%
         All contract charges                           --           12,279         $ 96,551         0.52%             --
  2007   Lowest contract charge 0.50% Class B       $13.45               --               --           --            4.51%
         Highest contract charge 1.90% Class B      $12.35               --               --           --            3.00%
         All contract charges                                        13,471         $177,274         0.41%             --
  2006   Lowest contract charge 0.50% Class B       $12.87               --               --           --           13.01%
         Highest contract charge 1.90% Class B      $11.99               --               --           --           11.43%
         All contract charges                           --           13,690         $173,297         0.60%             --
MULTIMANAGER LARGE CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $13.24               --               --           --           12.59%
         Highest contract charge 1.90% Class B      $11.65               --               --           --           10.95%
         All contract charges                           --           30,723         $390,159         0.87%             --
  2009   Lowest contract charge 0.50% Class B       $11.76               --               --           --           22.21%
         Highest contract charge 1.90% Class B      $10.50               --               --           --           20.51%
         All contract charges                           --           33,976         $386,795         1.82%             --
  2008   Lowest contract charge 0.50% Class B       $ 9.62               --               --           --          (37.73)%
         Highest contract charge 1.90% Class B      $ 8.71               --               --           --          (38.62)%
         All contract charges                           --           37,613         $353,373         1.40%             --
  2007   Lowest contract charge 0.50% Class B       $15.45               --               --           --            3.07%
         Highest contract charge 1.90% Class B      $14.19               --               --           --            1.65%
         All contract charges                                        38,402         $583,473         1.08%             --
  2006   Lowest contract charge 0.50% Class B       $14.99               --               --           --           18.73%
         Highest contract charge 1.90% Class B      $13.96               --               --           --           17.06%
         All contract charges                           --           39,025         $577,966         2.82%             --
MULTIMANAGER MID CAP GROWTH
---------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $12.70               --               --           --           26.24%
         Highest contract charge 1.90% Class B      $11.18               --               --           --           24.50%
         All contract charges                           --           27,305         $351,919         0.00%             --
  2009   Lowest contract charge 0.50% Class B       $10.06               --               --           --           41.09%
         Highest contract charge 1.90% Class B      $ 8.98               --               --           --           39.02%
         All contract charges                           --           28,991         $297,480           --              --

                                     FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                           YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                               UNITS OUTSTANDING   NET ASSETS     INVESTMENT         TOTAL
                                                  UNIT VALUE         (000S)          (000S)     INCOME RATIO**     RETURN***
                                                 ------------ ------------------- ------------ ---------------- --------------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
---------------------------------------
  2008   Lowest contract charge 0.50% Class B       $ 7.13               --               --          --           (43.86)%
         Highest contract charge 1.90% Class B      $ 6.46               --               --          --           (44.64)%
         All contract charges                           --           29,642         $216,713          --               --
  2007   Lowest contract charge 0.50% Class B       $12.70               --               --          --            11.31%
         Highest contract charge 1.90% Class B      $11.67               --               --          --             9.78%
         All contract charges                                        31,721         $414,209          --               --
  2006   Lowest contract charge 0.50% Class B       $11.41               --               --          --             9.07%
         Highest contract charge 1.90% Class B      $10.63               --               --          --             7.54%
         All contract charges                           --           35,038         $410,676        0.51%              --
MULTIMANAGER MID CAP VALUE
--------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $16.46               --               --          --            24.32%
         Highest contract charge 1.90% Class B      $14.49               --               --          --            22.59%
         All contract charges                           --           26,265         $412,452        0.77%              --
  2009   Lowest contract charge 0.50% Class B       $13.24               --               --          --            43.65%
         Highest contract charge 1.90% Class B      $11.82               --               --          --            41.61%
         All contract charges                           --           26,843         $341,724        3.10%              --
  2008   Lowest contract charge 0.50% Class B       $ 9.22               --               --          --           (36.28)%
         Highest contract charge 1.90% Class B      $ 8.35               --               --          --           (37.17)%
         All contract charges                           --           26,245         $234,379        0.46%              --
  2007   Lowest contract charge 0.50% Class B       $14.47               --               --          --            (0.41)%
         Highest contract charge 1.90% Class B      $13.29               --               --          --            (1.85)%
         All contract charges                           --           27,826         $392,988        0.00%              --
  2006   Lowest contract charge 0.50% Class B       $14.53               --               --          --            14.16%
         Highest contract charge 1.90% Class B      $13.54               --               --          --            12.56%
         All contract charges                           --           30,733         $438,437        1.72%              --
MULTIMANAGER MULTI-SECTOR BOND
------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $34.87               --               --          --             6.12%
         Highest contract charge 1.90% Class B      $24.82               --               --          --             4.64%
         All contract charges                           --           39,770         $619,466        2.62%              --
  2009   Lowest contract charge 0.50% Class B       $32.86               --               --          --             9.11%
         Highest contract charge 1.90% Class B      $23.72               --               --          --             7.55%
         All contract charges                           --           38,177         $578,492        4.60%              --
  2008   Lowest contract charge 0.50% Class B       $30.12               --               --          --           (23.90)%
         Highest contract charge 1.90% Class B      $22.06               --               --          --           (24.94)%
         All contract charges                           --           36,664         $531,727        8.68%              --
  2007   Lowest contract charge 0.50% Class B       $39.58               --               --          --             2.62%
         Highest contract charge 1.90% Class B      $29.39               --               --          --             1.17%
         All contract charges                           --           45,225         $879,446        7.17%              --
  2006   Lowest contract charge 0.50% Class B       $38.57               --               --          --             9.38%
         Highest contract charge 1.90% Class B      $29.05               --               --          --             7.85%
         All contract charges                           --           46,730         $935,762        6.95%              --
MULTIMANAGER SMALL CAP GROWTH (d)
---------------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B       $ 9.52               --               --          --            26.93%
         Highest contract charge 1.90% Class B      $ 8.02               --               --          --            25.12%
         All contract charges                           --           31,439         $238,081        0.00%              --
  2009   Lowest contract charge 0.50% Class B       $ 7.50               --               --          --            33.85%
         Highest contract charge 1.90% Class B      $ 6.41               --               --          --            32.08%
         All contract charges                           --           32,920         $199,904          --               --
  2008   Lowest contract charge 0.50% Class B       $ 5.60               --               --          --           (42.39)%
         Highest contract charge 1.90% Class B      $ 4.85               --               --          --           (43.27)%
         All contract charges                           --           28,780         $135,528          --               --

                                     FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


 Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                    YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**    RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
MULTIMANAGER SMALL CAP GROWTH (d) (CONTINUED)
---------------------------------------------
  2007   Lowest contract charge 0.50% Class B                $ 9.72               --              --           --           3.18%
         Highest contract charge 1.90% Class B               $ 8.55               --              --           --           1.79%
         All contract charges                                                 28,681        $242,159           --             --
  2006   Lowest contract charge 0.50% Class B                $ 9.42               --              --           --           9.66%
         Highest contract charge 1.90% Class B               $ 8.40               --              --           --           8.12%
         All contract charges                                    --           17,157        $147,393         1.40%            --
MULTIMANAGER SMALL CAP VALUE
----------------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $18.36               --              --           --          23.89%
         Highest contract charge 1.90% Class B               $15.27               --              --           --          22.16%
         All contract charges                                    --           32,868        $463,526         0.15%            --
  2009   Lowest contract charge 0.50% Class B                $14.82               --              --           --          25.82%
         Highest contract charge 1.90% Class B               $12.50               --              --           --          24.04%
         All contract charges                                    --           36,368        $418,772         1.03%            --
  2008   Lowest contract charge 0.50% Class B                $11.78               --              --           --         (38.20)%
         Highest contract charge 1.90% Class B               $10.08               --              --           --         (39.06)%
         All contract charges                                    --           39,759        $368,923         0.24%            --
  2007   Lowest contract charge 0.50% Class B                $19.06               --              --           --         (10.31)%
         Highest contract charge 1.90% Class B               $16.54               --              --           --         (11.55)%
         All contract charges                                    --           47,546        $723,958         0.29%            --
  2006   Lowest contract charge 0.50% Class B                $21.25               --              --           --          15.53%
         Highest contract charge 1.90% Class B               $18.70               --              --           --          13.91%
         All contract charges                                    --           57,348        $992,117         5.49%            --
MULTIMANAGER TECHNOLOGY
-----------------------
         Unit Value 0.50% to 1.90%*
  2010   Lowest contract charge 0.50% Class B                $12.65               --              --           --          17.13%
         Highest contract charge 1.90% Class B               $11.14               --              --           --          15.56%
         All contract charges                                    --           32,400        $410,547         0.00%            --
  2009   Lowest contract charge 0.50% Class B                $10.80               --              --           --          57.69%
         Highest contract charge 1.90% Class B               $ 9.64               --              --           --          55.54%
         All contract charges                                    --           33,513        $364,955           --             --
  2008   Lowest contract charge 0.50% Class B                $ 6.85               --              --           --         (47.35)%
         Highest contract charge 1.90% Class B               $ 6.20               --              --           --         (48.12)%
         All contract charges                                    --           27,756        $192,697           --             --
  2007   Lowest contract charge 0.50% Class B                $13.01               --              --           --          17.63%
         Highest contract charge 1.90% Class B               $11.95               --              --           --          15.91%
         All contract charges                                    --           28,291        $373,990           --             --
  2006   Lowest contract charge 0.50% Class B                $11.06               --              --           --           6.76%
         Highest contract charge 1.90% Class B               $10.31               --              --           --           5.26%
         All contract charges                                    --           24,173        $271,064           --             --
MUTUAL SHARES SECURITIES FUND
-----------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.74               --              --           --          10.84%
         Highest contract charge 1.70% Class 2 (u)           $10.70               --              --           --          10.42%
         All contract charges                                    --              146        $  1,562         1.66%            --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class          $12.96               --              --           --          22.61%
          (r) (s)
         Highest contract charge 1.70% Advisor Class         $12.90               --              --           --          22.04%
          (r) (s)
         All contract charges                                    --              316        $  4,086        16.49%            --

                                     FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
--------------------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $11.11             --                --            --         10.55%
         Highest contract charge 1.70% Advisor Class (r)     $11.06             --                --            --         10.16%
         All contract charges                                    --            472           $ 5,238          4.65%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $10.05             --                --            --         (0.50)%
         Highest contract charge 1.70% Advisor Class (r)     $10.04             --                --            --         (0.50)%
         All contract charges                                    --             10           $    96          0.38%           --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61%
         Highest contract charge 1.70% Advisor Class (r)     $10.59             --                --            --          6.22%
         All contract charges                                    --            940           $ 9,982          3.10%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.40)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.97             --                --            --         (0.40)%
         All contract charges                                    --              7           $    71            --            --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
-----------------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Advisor Class (r)      $10.64             --                --            --          6.61 %
         Highest contract charge 1.70% Advisor Class (r)     $10.60             --                --            --          6.21 %
         All contract charges                                    --          2,268           $24,095          8.03%           --
  2009   Lowest contract charge 1.30% Advisor Class (r)      $ 9.98             --                --            --         (0.60)%
         Highest contract charge 1.70% Advisor Class (r)     $ 9.98             --                --            --         (0.60)%
         All contract charges                                    --              8           $    78            --            --
PROFUND VP BEAR
---------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $ 7.84             --                --            --        (18.92)%
         Highest contract charge 1.70% Common Shares (r)     $ 7.81             --                --            --        (19.15)%
         All contract charges                                    --             55           $   424          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $ 9.67             --                --            --         (0.31)%
         Highest contract charge 1.70% Common Shares (r)     $ 9.66             --                --            --         (0.41)%
         All contract charges                                    --              1           $    11            --            --
PROFUND VP BIOTECHNOLOGY
------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Common Shares (r)      $10.47             --                --            --          3.77%
         Highest contract charge 1.70% Common Shares (r)     $10.42             --                --            --          3.37%
         All contract charges                                    --             71           $   742          0.00%           --
  2009   Lowest contract charge 1.30% Common Shares (r)      $10.09             --                --            --          0.20%
         Highest contract charge 1.70% Common Shares (r)     $10.08             --                --            --          0.10%
         All contract charges                                    --             --           $     4            --            --
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO
--------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class II (r) (s)       $11.99             --                --            --         13.87%
         Highest contract charge 1.70% Class II (r) (s)      $11.93             --                --            --         13.30%
         All contract charges                                    --            153           $ 1,827          0.00%           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
--------------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.95             --                --            --         16.02%
         Highest contract charge 1.70% Class 2 (r)           $11.90             --                --            --         15.65%
         All contract charges                                    --            280           $ 3,345          1.35%           --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.30             --                --            --          1.58%
         Highest contract charge 1.70% Class 2 (r)           $10.29             --                --            --          1.58%
         All contract charges                                    --              2           $    28            --            --

                                     FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------------------
                                                                        UNITS OUTSTANDING   NET ASSETS     INVESTMENT       TOTAL
                                                           UNIT VALUE         (000S)          (000S)     INCOME RATIO**   RETURN***
                                                          ------------ ------------------- ------------ ---------------- -----------
TEMPLETON FOREIGN SECURITIES FUND
---------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r) (s)        $10.79              --                --           --          7.04%
         Highest contract charge 1.70% Class 2 (r) (s)       $10.74              --                --           --          6.65%
         All contract charges                                    --             264           $ 2,838         1.29%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
-------------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (r)            $11.35              --                --           --         12.94%
         Highest contract charge 1.70% Class 2 (r)           $11.30              --                --           --         12.44%
         All contract charges                                    --           1,492           $16,914         0.97%          --
  2009   Lowest contract charge 1.30% Class 2 (r)            $10.05              --                --           --          0.20%
         Highest contract charge 1.70% Class 2 (r)           $10.05              --                --           --          0.20%
         All contract charges                                    --               3           $    27           --           --
TEMPLETON GROWTH SECURITIES FUND
--------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class 2 (u)            $10.30              --                --           --          7.85%
         Highest contract charge 1.70% Class 2 (u)           $10.26              --                --           --          7.43%
         All contract charges                                    --              60           $   619         1.23%           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------
         Unit Value 1.30% to 1.70%*
  2010   Lowest contract charge 1.30% Class S Shares (r)     $13.08              --                --           --         26.99%
         Highest contract charge 1.70% Class S Shares (r)    $13.02              --                --           --         26.41%
         All contract charges                                    --             588           $ 7,685         0.01%           --
  2009   Lowest contract charge 1.30% Class S Shares (r)     $10.30              --                --           --          1.88%
         Highest contract charge 1.70% Class S Shares (r)    $10.30              --                --           --          1.88%
         All contract charges                                    --               1           $    10           --            --

----------
(a) Units were made available for sale on September 18, 2006.
(b) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(c) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(d) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(e) A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(f) Units were made available for sale on May 29, 2007.
(g) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(h) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(i) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(j) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(k) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(l) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
(m) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(n) EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
(o) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(p) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(q) Units were made available for sale on June 08, 2009.
(r) Units were made available for sale on December 14, 2009.
(s) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
(t) Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had no accumulation ratios to report.
(u) Units were made available for sale on January 25, 2010.
(v) Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.

* Expenses as an annual percentage of average net assets consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.


                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2010


8. Accumulation Unit Values (Concluded)

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.


9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2010 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-156

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2010 and 2009.................. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2010, 2009 and 2008.................................................... F-3
   Consolidated Statements of Equity, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-5
   Consolidated Statements of Comprehensive Income (Loss),
     Years Ended December 31, 2010, 2009 and 2008........................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31, 2010,
     2009 and 2008.......................................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of equity, of comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009 and for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2011

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2010 AND 2009

                                                                                2010                2009
                                                                           ----------------    -----------------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value....................  $     29,057        $     27,470
   Mortgage loans on real estate.........................................         3,571               3,555
   Equity real estate, held for the production of income.................           140                  98
   Policy loans..........................................................         3,581               3,617
   Other equity investments..............................................         1,618               1,562
   Trading securities...................................................            506                 485
   Other invested assets.................................................         1,413               1,483
                                                                           ----------------    -----------------
     Total investments...................................................        39,886              38,270
Cash and cash equivalents................................................         2,155               1,792
Cash and securities segregated, at fair value............................         1,110                 986
Broker-dealer related receivables........................................         1,389               1,088
Deferred policy acquisition costs........................................         8,383               7,745
Goodwill and other intangible assets, net................................         3,702               3,676
Amounts due from reinsurers..............................................         3,252               3,028
Loans to affiliates......................................................         1,045               1,048
Other assets.............................................................        10,220               8,255
Separate Accounts' assets................................................        92,014              84,016
                                                                           ----------------    -----------------

TOTAL ASSETS.............................................................  $    163,156        $    149,904
                                                                           ================    =================

LIABILITIES
Policyholders' account balances..........................................  $     24,654        $     24,107
Future policy benefits and other policyholders liabilities...............        18,965              17,727
Broker-dealer related payables...........................................           369                 279
Customers related payables...............................................         1,770               1,431
Amounts due to reinsurers................................................            75                  81
Short-term and long-term debt............................................           425                 449
Loans from affiliates....................................................         1,325               1,325
Income taxes payable.....................................................         4,315               3,357
Other liabilities........................................................         3,075               3,002
Separate Accounts' liabilities...........................................        92,014              84,016
                                                                           ----------------    -----------------
     Total liabilities...................................................       146,987             135,774
                                                                           ----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2 million shares authorized,
     issued and outstanding..............................................             2                   2
   Capital in excess of par value........................................         5,593               5,583
   Retained earnings.....................................................         8,085               6,312
   Accumulated other comprehensive income (loss).........................          (629)             (1,036)
                                                                           ----------------    -----------------
   Total AXA Equitable's equity..........................................        13,051              10,861
                                                                           ----------------    -----------------
Noncontrolling interest..................................................         3,118               3,269
                                                                           ----------------    -----------------
     Total equity........................................................        16,169              14,130
                                                                           ----------------    -----------------

TOTAL LIABILITIES AND EQUITY.............................................  $    163,156        $    149,904
                                                                           ================    =================


                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income........................................  $      3,067       $      2,918       $     2,952
Premiums  .................................................           530                431               759
Net investment income (loss):
   Investment income (loss) from
     derivative instruments................................          (284)            (3,079)            7,302
   Other investment income.................................         2,260              2,099             1,752
                                                             -----------------  ----------------   ----------------
       Total net investment income (loss)..................         1,976               (980)            9,054
Investment gains (losses), net:
   Total other-than-temporary impairment losses............          (300)              (169)             (286)
   Portion of loss recognized in other
     comprehensive income (loss)...........................            18                  6                 -
                                                             -----------------  ----------------   ----------------
       Net impairment losses recognized....................          (282)              (163)             (286)
   Other investment gains (losses), net....................            98                217               (53)
                                                             -----------------  ----------------   ----------------
         Total investment gains (losses), net..............          (184)                54              (339)
Commissions, fees and other income.........................         3,702              3,385             4,549
  Increase (decrease)  in fair value of
   reinsurance contracts...................................         2,350             (2,566)            1,567
                                                             -----------------  ----------------   ----------------
   Total revenues..........................................        11,441              3,242            18,542
                                                             -----------------  ----------------   ----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................................         3,082              1,298             4,702
Interest credited to policyholders' account balances.......           950              1,004             1,065
Compensation and benefits..................................         1,953              1,859             1,990
Commissions................................................         1,044              1,033             1,437
Distribution related payments..............................           287                234               308
Amortization of deferred sales commissions.................            47                 55                79
Interest expense...........................................           106                107                52
Amortization of deferred policy acquisition costs..........           168                115             3,485
Capitalization of deferred policy acquisition costs........          (916)              (975)           (1,394)
Rent expense...............................................           244                258               247
Amortization of other intangible assets....................            23                 24                24
Other operating costs and expenses.........................         1,438              1,309             1,161
                                                             -----------------  ----------------   ----------------
      Total benefits and other deductions..................         8,426              6,321            13,156
                                                             -----------------  ----------------   ----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                     2010              2009               2008
                                                                ----------------  ----------------   ----------------
                                                                                   (IN MILLIONS)
 Earnings (loss)  from continuing operations,
   before income taxes......................................    $     3,015       $     (3,079)      $     5,386
Income tax (expense) benefit................................           (707)             1,272            (1,691)
                                                                ----------------  ----------------   ----------------

Earnings (loss)  from continuing operations,
   net of income taxes......................................          2,308             (1,807)            3,695
Earnings (loss) from discontinued operations,
   net of income taxes......................................              -                  3                (5)
Gains (losses) on disposal of discontinued operations,
   net of income taxes......................................              -                  -                 6
                                                                ----------------  ----------------   ----------------

Net earnings (loss).........................................          2,308             (1,804)            3,696
   Less: net earnings (loss) attributable to
     noncontrolling interest................................           (235)              (359)             (470)
                                                                ----------------  ----------------   ----------------

Net Earnings (Loss) Attributable to AXA Equitable...........    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================


Amounts attributable to AXA Equitable:
   Earnings (loss) earnings from continuing operations,
     net of income taxes....................................    $     2,073       $     (2,166)      $     3,225
   Earnings (loss) from discontinued operations,
     net of income taxes....................................              -                  3                (5)
   Gains (losses) on disposal of discontinued operations,
     net of income taxes....................................              -                  -                 6
                                                                ----------------  ----------------   ----------------
Net Earnings (Loss).........................................    $     2,073       $     (2,163)      $     3,226
                                                                ================  ================   ================










                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year........ $         2        $         2       $          2
                                                                 ----------------   ----------------  ----------------

   Capital in excess of par value, beginning of year............       5,583              5,184              5,265
   Sale of AllianceBernstein Units to noncontrolling interest...           -                (54)                 -
   Changes in capital in excess of par value....................          10                453                (81)
                                                                 ----------------   ----------------  ----------------
   Capital in excess of par value, end of year..................       5,593              5,583              5,184
                                                                 ----------------   ----------------  ----------------

   Retained earnings, beginning of year.........................       6,312              8,413              5,187
   Net earnings (loss) attributable to AXA Equitable............       2,073             (2,163)             3,226
   Stockholder dividends........................................        (300)                 -                  -
   Impact of implementing new accounting guidance,
     net of taxes...............................................           -                 62                  -
                                                                 ----------------   ----------------  ----------------
   Retained earnings, end of year...............................       8,085              6,312              8,413
                                                                 ----------------   ----------------  ----------------

   Accumulated other comprehensive income (loss),
     beginning of year..........................................      (1,036)            (2,236)              (268)
   Impact of implementing new accounting guidance,
     net of taxes ..............................................           -                (62)                 -
   Other comprehensive income (loss) attributable to
     AXA Equitable..............................................         407              1,262             (1,968)
                                                                 ----------------   ----------------  ----------------
   Accumulated other comprehensive income (loss), end of year...        (629)            (1,036)            (2,236)
                                                                 ----------------   ----------------  ----------------

     AXA EQUITABLE'S EQUITY, END OF YEAR........................      13,051             10,861             11,363
                                                                 ----------------   ----------------  ----------------

   Noncontrolling interest, beginning of year...................       3,269              2,897              2,479
   Net earnings (loss) attributable to noncontrolling interest..         235                359                470
   Other comprehensive income (loss)
     attributable to noncontrolling interest....................          (7)                66                (70)
   Purchase of AllianceBernstein Units by
     noncontrolling interest....................................           5                  -                  8
   Repurchase of AllianceBernstein Holding units................        (148)                 -                  -
   Purchase of AB Put...........................................           -                135                496
   Dividends paid to noncontrolling interest....................        (357)              (320)              (563)
   Capital contributions........................................           -                  -                 13
   Other changes in noncontrolling interest.....................         121                132                 64
                                                                 ----------------   ----------------  ----------------

     Noncontrolling interest, end of year.......................       3,118              3,269              2,897
                                                                 ----------------   ----------------  ----------------

TOTAL EQUITY, END OF YEAR....................................... $    16,169        $    14,130       $     14,260
                                                                 ================   ================  ================









                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008

                                                                      2010               2009              2008
                                                                 ----------------   ----------------  ----------------
                                                                                    (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................................. $     2,308        $    (1,804)      $      3,696
                                                                 ----------------   ----------------  ----------------

Other comprehensive income (loss), net of income taxes:

Change in unrealized gains (losses), net of
   reclassification adjustment..................................         440              1,331             (1,445)
Defined benefit plans:
   Net gain (loss) arising during year..........................        (121)               (65)              (620)
   Prior service cost arising during year.......................           -                  -                  -
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included
       in net periodic cost.....................................          82                 65                 31
     Amortization of net prior service credit
       included in net periodic cost............................          (1)                (3)                (4)
     Amortization of net transition asset.......................           -                  -                  -
                                                                 ----------------   ----------------  ----------------
       Other comprehensive income (loss) - defined
         benefit plans..........................................         (40)                (3)              (593)
                                                                 ----------------   ----------------  ----------------

Total other comprehensive income (loss), net of income taxes....         400              1,328             (2,038)
                                                                 ----------------   ----------------  ----------------

Comprehensive income (loss).....................................       2,708               (476)             1,658
                                                                 ----------------   ----------------  ----------------

   Less: Comprehensive (income) loss attributable to
     noncontrolling interest....................................        (228)              (425)              (400)
                                                                 ----------------   ----------------  ----------------

Comprehensive Income (Loss) Attributable to AXA Equitable....... $     2,480        $      (901)      $      1,258
                                                                 ================   ================  ================













                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008


                                                                    2010               2009               2008
                                                               ----------------   ----------------  -----------------
                                                                                   (IN MILLIONS)
Net earnings (loss).........................................   $      2,308       $    (1,804)      $      3,696
Adjustments to reconcile net earnings (loss) to net cash

  provided by operating activities:
  Interest credited to policyholders' account balances......            950             1,004              1,065
  Universal life and investment-type product
     policy fee income......................................         (3,067)           (2,918)            (2,952)
  Net change in broker-dealer and customer related
     receivables/payables...................................            125            (1,353)               619
  (Income) loss related to derivative instruments...........            284             3,079             (7,302)
  Change in reinsurance recoverable with affiliate..........           (233)            1,486             (6,352)
  Investment (gains) losses, net............................            184               (54)               339
  Change in segregated cash and securities, net.............           (124)            1,587               (203)
  Change in deferred policy acquisition costs...............           (747)             (860)             2,091
  Change in future policy benefits..........................          1,136              (755)             2,398
  Change in income taxes payable............................            720            (1,223)             1,135
  Contribution to pension plans.............................           (202)              (32)               (36)
  Real Estate asset write-off charge........................             26                 3                  -
  Change in fair value of contracts.........................         (2,350)            2,566             (1,567)
  Amortization of deferred compensation.....................            178                88                 75
  Amortization of deferred sales commissions................             47                55                 79
  Amortization of reinsurance cost..........................            274               318                 11
  Other depreciation and amortization.......................            161               156                140
  Amortization of other intangible..........................             23                24                 24
  (Gains) losses on disposal of discontinued operations.....              -                 -                 (6)
  Other, net................................................            313                50               (161)
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) operating activities.........              6             1,417             (6,907)
                                                               ----------------   ----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate..........................          2,753             2,058              1,728
  Sales of investments......................................          3,398             6,737                796
  Sale of AXA Equitable Life and Annuity....................              -                 -                 61
  Purchases of investments..................................         (7,068)           (8,995)            (2,107)
  Cash settlements related to derivative instruments........           (651)           (2,564)             5,337
  Change in short-term investments..........................            (53)              140                 29
  Decrease in loans to affiliates...........................              3                 1                  -
  Increase in loans to affiliates...........................              -              (250)                 -
  Change in capitalized software, leasehold improvements
     and EDP equipment .....................................            (62)             (120)              (163)
  Other, net................................................            (25)                9                155
                                                               ----------------   ----------------  -----------------

Net cash provided by (used in) investing activities.........         (1,705)           (2,984)             5,836
                                                               ----------------   ----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                  (CONTINUED)

                                                                   2010              2009               2008
                                                             -----------------  ----------------   ----------------
                                                                                 (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits................................................  $     3,187        $     3,395        $    4,385
    Withdrawals and transfers to Separate Accounts..........         (483)            (2,161)           (2,603)
  Change in short-term financings...........................          (24)               (36)             (498)
  Change in collateralized pledged liabilities..............         (270)               126               569
  Change in collateralized pledged assets...................          533               (632)                -
  Proceeds from loans from affiliates.......................            -                  -             1,000
  Capital contribution......................................            -                439                 -
  Shareholder dividends paid................................         (300)                 -                 -
  Repurchase of AllianceBernstein Holding units.............         (235)                 -                 -
  Distribution to noncontrolling interest in
     consolidated subsidiaries..............................         (357)              (320)             (563)
  Other, net................................................           11                145                11
                                                             -----------------  ----------------   ----------------

Net cash provided by (used in) financing activities.........        2,062                956             2,301
                                                             -----------------  ----------------   ----------------

Change in cash and cash equivalents.........................          363               (611)            1,230
Cash and cash equivalents, beginning of year................        1,792              2,403             1,173
                                                             -----------------  ----------------   ----------------

Cash and Cash Equivalents, End of Year......................  $     2,155        $     1,792        $    2,403
                                                             =================  ================   ================

Supplemental cash flow information:
  Interest Paid.............................................  $        19        $        17        $       34
                                                             =================  ================   ================
  Income Taxes (Refunded) Paid..............................  $       (27)       $        44        $      257
                                                             =================  ================   ================











                See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

  1) ORGANIZATION

     AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

     The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

     Insurance
     ---------

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

     Investment Management
     ---------------------

     The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investment trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing retail clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, servicing private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and (d) Bernstein Research Services servicing institutional investors seeking research, portfolio analysis, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

     AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

     On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

     On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in Alliance-Bernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

     In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding units, AXA Financial Group and the Company's Capital in excess of par value decreased by $93 million and $65 million, respectively, net of applicable taxes with respective increases in Noncontrolling interests of $93 million and $65 million.

     AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2010, AllianceBernstein purchased 8.8 million Holding units for $226 million, reflecting open-market purchases of
     7.4 million Holding units for $195 million and the remainder primarily relating to employee tax withholding purchases. AllianceBernstein intends to continue to engage in open-market purchases of Holding units, from time to time, to help fund anticipated obligations under its incentive compensation award program.

     AllianceBernstein granted 13.1 million restricted Holding unit awards to employees during 2010. To fund these awards, AB Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010. The purchase of Holding units and issuance of Holding units resulted in a decrease of $19 million in Capital excess of par value with a corresponding $19 million increase in Noncontrolling interest.

     At December 31, 2010 and December 31, 2009, the Company's economic interest in AllianceBernstein was 35.5% and 35.9%, respectively. At December 31, 2010, and December 31, 2009, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 61.4% and 62.1%.

2)   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    At December 31, 2010 and 2009, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2010 and 2009, respectively, as reported in the consolidated balance sheet, these investments included $0 million and $0 million of fixed maturities (collateralized debt and loan obligations) and $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2010 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

    AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

    At December 31, 2010, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $25 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

    All significant intercompany transactions and balances have been eliminated in consolidation. The years "2010," "2009" and "2008" refer to the years ended December 31, 2010, 2009 and 2008, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

    Accounting Changes
    ------------------

    In January 2010, the FASB issued new guidance for accounting and reporting for decreases in ownership of a subsidiary. This guidance clarifies the scope of a decrease in ownership provisions for consolidations and expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of consolidation. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In March 2010, the FASB issued new guidance to eliminate the scope exception for embedded credit derivatives in beneficial interests in securitized financial assets, such as asset-backed securities, credit-linked notes, and collateralized loan and debt obligations, except for those created solely by subordination. This guidance provides clarification and related additional examples to improve financial reporting by resolving potential ambiguity about the extent of the embedded credit derivative scope exception. This guidance was effective for the first interim reporting period beginning after June 15, 2010. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

    In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes," were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Troubled debt restructurings effective date will be determined upon coordination with the guidance for determining what constitutes a troubled debt restructuring. Currently the new troubled debt restructuring disclosure is anticipated to be effective for the first interim or annual period beginning on or after June 15, 2011. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

    Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:

        o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to

        o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

     As a result, total equity at December 31, 2008 increased by $2,897 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,897 million as a result of the elimination of minority interest. Additionally, for the year 2008, earnings (loss) from continuing operations, net of income taxes increased by $470 million and net earnings
     (loss) attributable to the noncontrolling interest increased by $470 million.

     Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:

        o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;

        o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and

        o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

     Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

     The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income (loss) ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

     As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

     Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2010 and 2009 reflected increases of $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses) net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income (loss) for all periods subsequent to implementation of this guidance. In addition,
     Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

     Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have a material impact on the Company's consolidated results of operations or financial position. At December 31, 2010 and 2009, the fair value of the Company's CMBS portfolio was $1,104 million and $1,490 million, respectively.

     On June 12, 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and required additional disclosures about an entity's involvement with VIEs. The guidance removed the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, required a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

     Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

     Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefits ("GMIB") reinsurance asset, resulting in an increase in net income of $69 million, related to an increase in the fair value of the GMIB reinsurance asset of $211 million, offset by increased DAC amortization of $105 million and increased Federal income taxes of $37 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

     On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a material impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

     Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the OTTI assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,311 million and $931 million, respectively, at December 31, 2010 and $1,631 million and $1,155 million, respectively, at December 31, 2009 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

     New Accounting Pronouncements
     -----------------------------

     In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

     In April 2010, the FASB issued guidance on how investments held through Separate Accounts affect an insurer's consolidation analysis of those investments. This guidance clarifies that insurers would not be required in their evaluation of whether to consolidate investments to combine their General Account interest with the Separate Accounts in the same investment, unless the Separate Account interest is held for the benefit of a related party policyholder. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 with early adoption permitted with changes to be applied retroactively. Management does not expect the implementation of this guidance will have a material impact on the Company's consolidated financial statements.

     Also issued by the FASB in April 2010 was new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance is effective for the first interim reporting period beginning after December 15, 2010. Implementation of this guidance is not expected to have a material effect on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

     In October 2010, the FASB issued new guidance for accounting for costs associated with acquiring or renewing insurance contracts, which amends current accounting guidance for insurance companies, to address which costs related to the acquisition of new or renewal insurance contracts qualify for deferral. The guidance allows insurance entities to defer costs related to the acquisition of new or renewal insurance contracts that are:

        o incremental direct costs of the contract acquisition (i.e., would not have been incurred had the acquisition activity not occurred),
        o a portion of the employee's compensation and fringe benefits related to certain activities for successful contract acquisitions, or
        o direct-response advertising costs as defined in current accounting guidance for capitalized advertising costs.

     An insurance entity would expense as incurred all other costs related to the acquisition of new or renewal insurance contracts. The amendments in the guidance are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and can be applied either prospectively or retrospectively. Early application is permitted at the beginning of an entity's annual reporting period. Management is currently evaluating the impact of adoption, however, management expects the direct and incremental costs that can be deferred under the new guidance are expected to be significantly reduced from what is deferred today. The new guidance is expected to be adopted as of January 1, 2012, with retrospective adoption being considered.

     Closed Block
     ------------

     As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

     The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

     If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

     Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed

     Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

     Investments
     -----------

     The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

     The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

     The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

     If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

     Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

     Policy loans are stated at unpaid principal balances.

     Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the

     Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

     Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

     Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

     Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2010 and 2009, the carrying value of COLI was $787 million and $720 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

     Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

     All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

     Valuation Allowances for Mortgage Loans:
     ---------------------------------------

     For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

        o Loan-to-value ratio - Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

        o Debt service coverage ratio - Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

        o Occupancy - Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

        o Lease expirations - The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

        o Maturity - Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

        o Borrower/tenant related issues - Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

        o Payment status - current vs. delinquent - A history of delinquent payments may be a cause for concern.

        o Property condition - Significant deferred maintenance observed during Lender's annual site inspections.

        o Other - Any other factors such as current economic conditions may call into question the performance of the loan.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

     Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

     For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2010 and 2009, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $0 million for commercial and $3 million and $0 million for agricultural, respectively.

     Derivatives
     -----------

     The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), GMIB and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

     A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions. For both GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

     GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

     In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, in fourth quarter 2008 and continuing into 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. A majority of this protection expired in first quarter 2010, but a portion of the equity market protection extends into 2011. During 2010, the Company had in place an anticipatory hedge program to protect against declining interest rates with respect to projected variable annuity sales. Also during 2010, a significant portion of exposure to realized interest rate volatility was hedged through the purchase of swaptions with initial maturities between 6 months and 10 years. Beginning in fourth quarter 2010, the Company purchased swaptions to initiate a hedge of its General Account duration and convexity gap resulting from minimum crediting rates on interest sensitive and annuity business.

     Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors and swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

     AXA Equitable also uses interest rate swaps to reduce exposure to interest rate fluctuations on certain of its long-term loans from affiliates. The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2010 and December 31, 2009, respectively, the Company held $512 million and $695 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

     At December 31, 2010, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $223 million. At December 31, 2010, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year and 30-year U.S. Treasury Notes, having initial margin requirements of $60 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $13 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2010 are exchange-traded and net settled daily in cash.

     Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

     Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2010, and December 31, 2009, respectively, were $84 million and $598 million, for which the Company had posted collateral of $99 million and $632 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2010, the Company would not have been required to post material collateral to its counterparties.

     Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized
     ---------------------------------------------------------------------------
     Investment Gains (Losses)
     -------------------------

     Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

     Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

     Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments
   -----------------------------------------

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1        Quoted prices for identical instruments in active markets.
                  Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
   Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
   Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     At December 31, 2010 and 2009, respectively, investments classified as Level 1 comprise approximately 74.2% and 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

     At December 31, 2010 and 2009, respectively, investments classified as Level 2 comprise approximately 24.3% and 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

     Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2010, and December 31, 2009, respectively, approximately $1,726 million and $1,678 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

     As disclosed in Note 3, at December 31, 2010 and 2009, respectively, the net fair value of freestanding derivative positions is approximately $540 million and $169 million or approximately 38.2% and 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

     The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $3 million at December 31, 2010 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2010.

     At December 31, 2010 and 2009, respectively, investments classified as Level 3 comprise approximately 1.5% and 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2010 and 2009, respectively, were approximately $277 million and $366 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,251 million and $1,707 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2010 and 2009, respectively. Prior to fourth quarter 2008, pricing of these CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2010, the Company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

     Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $19 million at December 31, 2010 to recognize incremental counterparty non-performance risk.

     The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2010.

     Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2010 and 2009, no assets were required to be measured at fair value on a non-recurring basis.

     Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2010 and 2009.

     Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

     Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

     The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

     Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     DAC
     ---

     Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life and investment-type contracts, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the fees earned, costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, as well as other sources of profit. This applies to variable life policies to a lesser degree. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned and decrease the costs incurred associated with the GMDB and GMIB features related to the variable annuity contracts, resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

     In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2010, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9% (6.72% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations were 15% (12.72% net of product weighted average Separate Account fees) and 0% (-2.28% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions and parameters are subject to change only when management's long-term expectation changes.

     If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2010, current projections of future average gross market returns assume a 0% annualized return for the next seven quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% in eleven quarters.

     At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks; related to these products would be recognized in current earnings (loss) while the related reserves do not fully and immediately reflect the immediate impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for Accumulator(R) products, subject to loss recognition testing.

     In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2010, the average rate of assumed investment yields, excluding policy loans, was 6% grading to 5.5% over 5 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

     For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

     Contractholder Bonus Interest Credits
     -------------------------------------

     Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     AXA Equitable issues or has issued certain variable annuity products with GMDB and GWBL features. AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

     For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 10.7% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

     At December 31, 2010, participating policies, including those in the Closed Block, represent approximately 7.5% ($25 billion) of directly written life insurance in-force, net of amounts ceded.

     Separate Accounts
     -----------------

     Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

     The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2010, 2009 and 2008, investment results of such Separate Accounts were gains (losses) of $10,117 million, $15,465 million and $(33,913) million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

     The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

     Recognition of Investment Management Revenues and Related Expenses
     ------------------------------------------------------------------

     Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

     Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2010 was not impaired.

     AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

     Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2010. These assumptions are updated periodically.Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

     Goodwill and Other Intangible Assets
     ------------------------------------

     Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2010 impairment testing performed as of December 31, 2010, management determined that goodwill was not impaired.

     Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

     Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2010.

     Other Accounting Policies
     -------------------------

     Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

     AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Discontinued operations include real estate held-for-sale.

     Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

     Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

     At December 31, 2010 and 2009, AXA Equitable did not have any real estate held-for-sale. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2010 were not significant.

3)   INVESTMENTS

     Fixed Maturities and Equity Securities
     --------------------------------------

     The following table provides information relating to fixed maturities and equity securities classified as AFS:


                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION


                                                            GROSS              GROSS
                                        AMORTIZED         UNREALIZED        UNREALIZED                             OTTI
                                           COST             GAINS             LOSSES          FAIR VALUE        IN AOCI (3)
                                     ----------------- ----------------- ------------------ ---------------- ------------------
                                                                           (IN MILLIONS)
DECEMBER 31, 2010:
------------------
Fixed maturities:
    Corporate....................... $      20,494      $     1,348      $         110      $    21,732      $           -
    U.S. Treasury, government
     and agency(4)..................         1,986               18                 88            1,916                  -
    States and
     political subdivisions.........           516               11                 16              511                  -
    Foreign governments.............           502               59                  1              560                  -
    Commercial mortgage-backed......         1,473                5                375            1,103                 19
    Residential mortgage-backed (1).         1,601               67                  -            1,668                  -
    Asset-backed (2) ...............           245               13                 12              246                  7
    Redeemable preferred stock......         1,364               23                 66            1,321                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------
     Total Fixed Maturities.........        28,181            1,544                668           29,057                 26

Equity securities...................            26                -                  3               23                  -
                                     ----------------- ----------------- ------------------ ---------------- ------------------

Total at December 31, 2010.......... $      28,207      $     1,544      $         671      $    29,080      $          26
                                     ================= ================= ================== ================ ==================

December 31, 2009
-----------------
Fixed maturities:
    Corporate....................... $      19,438      $       991      $         235      $    20,194                  1
    U.S. Treasury, government
     and agency.....................         1,830               13                153            1,690                  -
    States and
     political subdivisions.........           389                7                 14              382                  -
    Foreign governments.............           270               32                  -              302                  -
    Commercial mortgage-backed......         1,980                2                492            1,490                  2
    Residential mortgage-backed (1).         1,605               46                  1            1,650                  -
    Asset-backed (2) ...............           278               11                 21              268                  8
    Redeemable preferred stock......         1,707                9                222            1,494                  -
                                     ----------------- ----------------- ------------------ -----------------------------------
     Total Fixed Maturities.........        27,497            1,111              1,138           27,470                 11

Equity securities...................            44               10                  -               54                  -
                                     ----------------- ----------------- ------------------ -----------------------------------

Total at December 31, 2009.......... $      27,541      $     1,121      $       1,138      $    27,524      $          11
                                     ================= ================= ================== ===================================


     (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
     (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
     (3) Amounts represent OTTI losses in AOCI, which were not included in earnings in accordance with current accounting guidance.
     (4) Reflects $122 million of amortized cost of FDIC insured bonds that were reported as Corporate in 2009 and moved to U.S. Treasury, government and agency in 2010.

     At December 31, 2010 and 2009, respectively, the Company had trading fixed maturities with an amortized cost of $207 million and $115 million and carrying values of $208 million and $126 million. Gross unrealized gains on trading fixed maturities were $3 million and $12 million and gross unrealized losses were $2 million and $1 million for 2010 and 2009, respectively.

     The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2010 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2010

                                                                 AMORTIZED
                                                                   COST            FAIR VALUE
                                                              ----------------   ----------------
                                                                        (IN MILLIONS)
Due in one year or less.....................................   $    2,234         $    2,265
Due in years two through five...............................        8,210              8,721
Due in years six through ten................................        8,612              9,155
Due after ten years.........................................        4,442              4,578
                                                              ----------------   ----------------
    Subtotal................................................       23,498             24,719
Commercial mortgage-backed securities.......................        1,473              1,103
Residential mortgage-backed securities......................        1,601              1,668
Asset-backed securities.....................................          245                246
                                                              ----------------   ----------------
Total     ..................................................   $   26,817         $   27,736
                                                              ================   ================

The Company recognized OTTI on AFS fixed maturities as follows:


                                                                      December 31,
                                                  ------------------------------------------------------
                                                        2010              2009               2008
                                                  -----------------  ----------------  -----------------
                                                                      (IN MILLIONS)
 Credit losses recognized in earnings (loss) (1).. $     (282)        $    (168)        $     (286)
 Non-credit losses recognized in OCI..............        (18)               (6)                 -
                                                  -----------------  ----------------  -----------------
 Total OTTI....................................... $     (300)        $    (174)        $     (286)
                                                  =================  ================  =================

 (1) During 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

     The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS


                                                                                                 2010              2009
                                                                                            --------------- -------------------
                                                                                                      (IN MILLIONS)
Balances at January 1, 2010 and March 31, 2009, respectively.............................    $     (146)     $         -
Cumulative adjustment related to implementing new accounting guidance on April 1, 2009...             -             (122)
Impact of consolidation of Wind-Up Annuities business....................................             -               (6)
Previously recognized impairments on securities that matured, paid, prepaid or sold......            99              146
Recognized impairments on securities impaired to fair value this period (1)..............            (6)              (3)
Impairments recognized this period on securities not previously impaired.................          (268)            (143)
Additional impairments this period on securities previously impaired.....................            (8)             (22)
Increases due to passage of time on previously recorded credit losses....................             -                -
Accretion of previously recognized impairments due to increases in expected cash flows...             -                -
                                                                                            --------------- -------------------
Balances at December 31,.................................................................    $     (329)     $      (150)
                                                                                            =============== ===================


   (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

     Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                                                         DECEMBER 31,
                                                                              -----------------------------------
                                                                                   2010               2009
                                                                              ----------------  -----------------
                                                                                        (IN MILLIONS)
      AFS Securities:
        Fixed maturities:
          With OTTI losses...................................................  $       (16)      $       (11)
          All other..........................................................          892               (16)
        Equity securities....................................................           (3)               10
                                                                              ----------------  -----------------
      Net Unrealized Gains (Losses)..........................................  $       873       $       (17)
                                                                              ================  =================

     Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES         (LIABILITY)      GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $      (11)        $          6      $           -       $          2       $         (3)
Net investment gains (losses)
  arising during the period...........           3                    -                  -                  -                  3
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..           9                    -                  -                  -                  9
     Excluded from Net
       earnings (loss) (1)............         (17)                   -                  -                  -                (17)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                   (3)                 -                  -                 (3)
     Deferred income taxes............           -                    -                  -                  2                  2
     Policyholders liabilities........           -                    -                  2                  -                  2
                                        ---------------    --------------    ----------------    ---------------    ----------------
Balance, December 31, 2010............  $      (16)        $          3      $           2       $          4       $         (7)
                                        ===============    ==============    ================    ===============    ================

    (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings
         (loss) for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI


                                                                                                                       AOCI GAIN
                                             NET                                                    DEFERRED            (LOSS)
                                          UNREALIZED                                                 INCOME         RELATED TO NET
                                            GAINS                                                     TAX             UNREALIZED
                                         (LOSSES) ON                          POLICYHOLDERS          ASSET            INVESTMENT
                                         INVESTMENTS            DAC            LIABILITIES        (LIABILITY)       GAINS (LOSSES)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (IN MILLIONS)
Balance, January 1, 2010..............  $       (6)        $        (29)     $           -       $         (3)      $        (38)
Net investment gains (losses)
  arising during the period...........         680                    -                  -                  -                680
Reclassification adjustment for OTTI
   losses:
     Included in Net earnings (loss)..         198                    -                  -                  -                198
     Excluded from Net
       earnings (loss) (1)............          17                    -                  -                  -                 17
Impact of net unrealized investment
   gains (losses) on:
     DAC..............................           -                 (106)                 -                  -               (106)
     Deferred income taxes............           -                    -                  -               (220)              (220)
     Policyholders liabilities........           -                    -               (121)                 -               (121)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2010............  $      889         $       (135)     $        (121)      $       (223)      $        410
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.


       Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses


                                                                                                                       AOCI Gain
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities         (Liability)      Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $        -         $          -      $           -       $          -       $          -
Cumulative impact of implementing
  new guidance........................          (7)                   1                  -                  2                 (4)
Net investment gains (losses)
  arising during the period...........         (21)                   -                  -                  -                (21)
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..          22                    -                  -                  -                 22
     Excluded from Net
       earnings (loss) (1)............         (5)                   -                  -                  -                 (5)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                    5                  -                  -                  5
     Deferred income taxes............           -                    -                  -                  -                  -
     Policyholders liabilities........           -                    -                  -                  -                  -
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $      (11)        $          6      $           -       $          2       $         (3)
                                        ==============     =============     ===============     ==============     ===============


  (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

           All Other Net Unrealized Investment Gains (Losses) in AOCI


                                                                                                                         AOCI
                                             Net                                                    Deferred            (Loss)
                                          Unrealized                                                 Income         Related to Net
                                            Gains                                                     Tax             Unrealized
                                         (Losses) on                          Policyholders          Asset            Investment
                                         Investments            DAC            Liabilities        (Liability)       Gains (Losses)
                                        ---------------    --------------    ----------------    ---------------    ----------------
                                                                               (In Millions)
Balance, January 1, 2009..............  $   (2,385)        $        554      $           -       $       681        $   (1,150)
Cumulative impact of implementing
  new guidance........................        (108)                  19                  -                31               (58)
Net investment gains (losses)
  arising during the period...........       2,657                    -                  -                 -             2,657
Reclassification adjustment for OTTI
  losses:
     Included in Net earnings (loss)..        (115)                   -                  -                 -              (115)
     Excluded from Net
       earnings (loss) (1)............           5                    -                  -                 -                 5
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................           -                 (602)                 -                 -              (602)
     Deferred income taxes............           -                    -                  -              (715)             (715)
     Policyholders liabilities........           -                    -                  -                 -                 -
Impact of consolidation of
     Wind-up Annuities business.......         (60)                   -                  -                 -               (60)
                                        --------------     -------------     ---------------     --------------     ---------------
Balance, December 31, 2009............  $       (6)        $        (29)     $           -       $        (3)       $      (38)
                                        ==============     =============     ===============     ==============     ===============

   (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

     The following tables disclose the fair values and gross unrealized losses of the 550 issues at December 31, 2010 and the 744 issues at December 31, 2009 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:


                                                              DECEMBER 31, 2010
                           -----------------------------------------------------------------------------------------
                                LESS THAN 12 MONTHS          12 MONTHS OR LONGER                  TOTAL
                           --------------------------- ------------------------------ ------------------------------
                                              GROSS                        GROSS                         GROSS
                                            UNREALIZED                   UNREALIZED                    UNREALIZED
                             FAIR VALUE       LOSSES      FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                           ------------- ------------- --------------- ------------- --------------- ---------------
                                                                (IN MILLIONS)
  Fixed maturities:
    Corporate............. $     1,999    $      (68)    $      394    $       (42)   $    2,393     $     (110)
    U.S. Treasury,
      government and
      agency..............         820           (42)           171            (46)          991            (88)
    States and political
      subdivisions........         225            (9)            33             (7)          258            (16)
    Foreign governments...          77            (1)            10              -            87             (1)
    Commercial
      mortgage-backed.....          46            (3)           936           (372)          982           (375)
    Residential
      mortgage-backed.....         157             -              2              -           159              -
    Asset-backed..........          23             -             65            (12)           88            (12)
    Redeemable
      preferred stock.....         345            (7)           689            (59)        1,034            (66)
                           ------------   ------------   -----------   ------------   ------------   ------------

   Total.................. $     3,692    $     (130)    $    2,300    $      (538)   $    5,992     $     (668)
                           ============   ============   ===========   ============   ============   ============

                                                             December 31, 2009
                          -----------------------------------------------------------------------------------------
                            Less Than 12 Months (1)       12 Months or Longer (1)                Total
                          ----------------------------  ----------------------------  -----------------------------
                                             Gross                        Gross                         Gross
                                          Unrealized                    Unrealized                    Unrealized
                            Fair Value      Losses       Fair Value       Losses       Fair Value       Losses
                          -------------- -------------  ------------- --------------  ------------- ---------------
                                                               (In Millions)

Fixed maturities:
  Corporate.............  $     2,043    $      (54)    $    2,023    $     (181)    $    4,066     $     (235)
  U.S. Treasury,
    government and
    agency..............        1,592          (152)             -             -          1,592           (152)
  States and political
    subdivisions........          210           (10)            23            (4)           233            (14)
  Foreign governments...           41             -              5             -             46              -
  Commercial mortgage-
     backed.............           34           (16)         1,349          (476)         1,383           (492)
  Residential mortgage-
     backed.............           54             -              2             -             56              -
  Asset-backed..........           48            (9)            69           (13)           117            (22)
  Redeemable
    preferred stock.....           51            (7)         1,283          (216)         1,334           (223)
                          ------------   ------------   ------------  -------------  -------------  ---------------

Total...................  $     4,073    $     (248)    $    4,754    $     (890)    $    8,827     $   (1,138)
                          ============   ============   ============  =============  =============  ===============

    (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance.

     The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of .35% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2010 and 2009 were $142 million and $150 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2010 and 2009, respectively, approximately $2,303 million and $2,212 million, or 8% and 8%, of the $28,181 million and $27,497 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $361 million and $456 million at December 31, 2010 and 2009, respectively.

     The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2010 and 2009, respectively, the Company owned $30 million and $37 million in RMBS backed by subprime residential mortgage loans, and $17 million and $23 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

     At December 31, 2010, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $26 million.

     For 2010, 2009 and 2008, respectively, investment income is shown net of investment expenses of $60 million, $77 million and $101 million.

     At December 31, 2010 and 2009, respectively, the amortized cost of the Company's trading account securities was $482 million and $332 million with respective fair values of $506 million and $485 million. Also at December 31, 2010 and 2009, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $42 million and $38 million and costs of $41 million and $35 million as well as other equity securities with carrying values of $23 million and $54 million and costs of $26 million and $44 million.

     In 2010, 2009 and 2008, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $39 million, $133 million and $(388) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings
     (loss).

     Mortgage Loans
     --------------

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $0 million and $0 million at December 31, 2010 and 2009, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $0 million and $0 million in 2010, 2009 and 2008, respectively.

     Valuation Allowances for Mortgage Loans:
     ----------------------------------------

     Allowance for credit losses for mortgage loans in 2010 are as follows:


                                                                                  MORTGAGE LOANS
                                                               -----------------------------------------------------
                                                                 COMMERCIAL         AGRICULTURAL          TOTAL
                                                               ---------------     ---------------     -------------
ALLOWANCE FOR CREDIT LOSSES:                                                        (IN MILLIONS)
Beginning balance, January 1............................       $          -       $          -        $          -
      Charge-offs.......................................                  -                  -                   -
      Recoveries........................................                  -                  -                   -
      Provision.........................................                 18                  -                  18
                                                               --------------     --------------      --------------
Ending Balance, December 31.............................       $         18       $          -                  18
                                                               ==============     ==============      ==============

Ending Balance, December 31:
      Individually Evaluated for Impairment.............       $         18       $          -        $         18
                                                               ==============     ==============      ==============

      Collectively Evaluated for Impairment.............       $          -       $          -        $          -
                                                               ==============     ==============      ==============

      Loans Acquired with Deteriorated
         Credit Quality.................................       $          -       $          -        $          -
                                                               ==============     ==============      ==============


     Investment valuation allowances for mortgage loans and changes for 2009 and 2008 follow:

                                                                   2009              2008
                                                             -----------------  ----------------
                                                                       (In Millions)
       Balances, beginning of year.......................    $         -        $         1
       Additions charged to income.......................              -                  -
       Deductions for writedowns and
         asset dispositions..............................              -                 (1)
                                                             -----------------  ----------------
       Balances, End of Year.............................    $         -        $         -
                                                             =================  ================

       Balances, end of year comprise:
         Mortgage loans on real estate...................    $         -        $         -
                                                             -----------------  ----------------
       Total    .........................................    $         -        $         -
                                                             =================  ================

     The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following table provides information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2010.

        MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2010
                          DEBT SERVICE COVERAGE RATIO

                                                        COMMERCIAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $      59   $       -  $      -    $      52  $       -   $       -  $     111
   50% - 70%.............               32         109        111         467         55           -        774
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        402          61        574
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Commercial
   Mortgage Loans........        $     285   $     144  $     604   $     945  $     581   $     111  $   2,670
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                       AGRICULTURAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     155   $      80  $     162   $     243  $     186   $       5  $     831
   50% - 70%.............               52          13        134         150        107          24        480
   70% - 90%.............                -           -          -           -          -           -          -
   90% plus..............                -           -          -           -          3           -          3
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Agricultural
   Mortgage Loans........        $     207   $      93  $     296   $     393  $     296   $      29  $   1,314
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------

                                                           TOTAL MORTGAGE LOANS (1)
                                                                                           LESS       TOTAL
LOAN-TO-VALUE RATIO (2)          GREATER     1.8X TO    1.5X TO     1.2X TO    1.0X TO     THAN       MORTGAGE
                                 THAN 2.0X   2.0X       1.8X        1.5X       1.2X        1.0X       LOANS
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
                                                                  (IN MILLIONS)
   0% - 50%..............        $     214   $      80  $     162   $     295  $     186   $       5  $     942
   50% - 70%.............               84         122        245         617        162          24      1,254
   70% - 90%.............              194          35        406         402        124          50      1,211
   90% plus..............                -           -         87          24        405          61        577
                                 ---------   ---------  ---------   ---------  ---------   ---------  ---------
Total Mortgage Loans.....        $     492   $     237  $     900   $   1,338  $     877   $     140  $   3,984
                                 =========   =========  =========   =========  =========   =========  =========

  (1) The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.

  (2) The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

     The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2010.


                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                                        RECORDED
                                                              GREATER                                                  INVESTMENT
                                                                THAN                                      TOTAL         > 90 DAYS
                                     30-59         60-89         90                                     FINANCING          AND
                                      DAYS         DAYS         DAYS       TOTAL           CURRENT     RECEIVABLES      ACCRUING
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
                                                                            (IN MILLIONS)
Total Mortgage Loans:
    Commercial ............       $        -    $        -   $       -   $        -       $    2,670    $    2,670      $       -
    Agricultural...........                -             -           5            5            1,309         1,314              3
                                  ----------    ----------   ---------   ----------       ----------    ----------      ---------
TOTAL......................       $        -    $        -   $       5   $        5       $    3,979    $    3,984      $       3
                                  ==========    ==========   =========   ==========       ==========    ===========     =========


    The following table provides information regarding impaired loans at December 31, 2010:


                            IMPAIRED MORTGAGE LOANS

                                                  UNPAID                       AVERAGE        INTEREST
                                  RECORDED      PRINCIPAL       RELATED        RECORDED        INCOME
                                  INVESTMENT     BALANCE       ALLOWANCE      INVESTMENT     RECOGNIZED
                                  ----------    ---------      ---------      ----------     ----------
                                                               (IN MILLIONS)
With no related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $        -    $       -      $       -      $        -     $        -
  Agricultural mortgage
    loans..................                3            3              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $        3    $       3      $       -      $        -     $        -
                                  ==========    =========      =========      ==========     ==========

With related
  allowance recorded:
  Commercial mortgage
    loans- other...........       $      122    $     122      $     (18)     $       24     $        2
  Agricultural mortgage
    loans..................                -            -              -               -              -
                                  ----------    ---------      ---------      ----------     ----------
TOTAL......................       $      122    $     122      $     (18)     $       24     $        2
                                  ==========    =========      =========      ==========     ==========

     During 2009 and 2008, respectively, the Company's average recorded investment in impaired mortgage loans was $0 million and $8 million. Interest income recognized on these impaired mortgage loans totaled $0 million and $1 million for 2009 and 2008 respectively.

     There were no impaired mortgage loans with the related investment valuation allowances at December 31, 2009.

     Equity Real Estate
     ------------------

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2010 and 2009, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2010, 2009 and 2008 no real estate was acquired in satisfaction of debt.

     Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2010 and 2009, respectively. Depreciation expense on real estate totaled $0 million, $8 million and $18 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, AXA Equitable's equity real estate portfolio had no valuation allowances.

     Equity Method Investments
     -------------------------

     Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,459 million and $1,308 million, respectively, at December 31, 2010 and 2009. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $131 million and $91 million, respectively, at December 31, 2010 and 2009. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $173 million, $(78) million and $(58) million, respectively, for 2010, 2009 and 2008.

     Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10% or greater (3 and 3 individual ventures at December 31, 2010 and 2009, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost.....................   $      557        $       547
       Investments in securities, generally at fair value..................           40                 34
       Cash and cash equivalents...........................................            4                 20
       Other assets........................................................           62                  1
                                                                             ----------------  -----------------
       Total Assets........................................................   $      663        $       602
                                                                             ================  =================

       Borrowed funds - third party........................................   $      299        $       310
       Other liabilities...................................................            7                 15
                                                                             ----------------  -----------------
       Total liabilities...................................................          306                325
                                                                             ----------------  -----------------

       Partners' capital...................................................          357                277
                                                                             ----------------  -----------------
       Total Liabilities and Partners' Capital.............................   $      663        $       602
                                                                             ================  =================

       The Company's Carrying Value in
         Those Entities Included Above.....................................   $      196        $       155
                                                                             ================  =================

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       STATEMENTS OF EARNINGS (LOSS)
       Revenues of real estate joint ventures............  $     110          $       30        $        60
       Net revenues of other limited partnership
         interests.........................................        3                  (5)                 -
       Interest expense - third party....................        (22)                 (7)               (14)
       Other expenses....................................        (59)                (17)               (37)
                                                          ----------------   ----------------  -----------------
       Net Earnings (Loss)...............................  $      32          $        1        $         9
                                                          ================   ================  =================

       The Company's Equity in Net Earnings (Loss) of
         Those Entities Included Above................... $       18         $         2       $         12
                                                          ================   ================  =================

     Derivatives
     -----------

     The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.


                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                     FAIR VALUE
                                                         ----------------------------------    GAINS (LOSSES)
                                          NOTIONAL            ASSET            LIABILITY       REPORTED IN NET
                                           AMOUNT          DERIVATIVES        DERIVATIVES      EARNINGS (LOSS)
                                        ------------       -----------        -----------      ---------------
                                                                      (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts (1):
   Futures........................      $      3,772       $          -       $          -     $        (815)
   Swaps..........................               734                  -                 27               (79)
   Options........................             1,070                  5                  1               (49)

Interest rate contracts (1):
   Floors.........................             9,000                326                  -               157
   Swaps      ....................             5,352                201                134               250
   Futures    ....................             5,151                  -                  -               289
   Swaptions  ....................             4,479                171                  -               (38)

Other freestanding contracts (1,4):
   Foreign currency Contracts.....               133                  -                  1                 1
                                                                                               ---------------
   NET INVESTMENT INCOME (LOSS)...                                                                      (284)
                                                                                               ---------------


EMBEDDED DERIVATIVES:
GMIB reinsurance contracts (2)....                 -              4,606                  -             2,350

GWBL and other features (3).......                 -                  -                 38                17
                                        ------------       ------------       ------------     ---------------
Balances, Dec. 31, 2010...........      $     29,691       $      5,309       $        201     $       2,083
                                        ============       ============       ============     ===============


     (1) Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.
     (4)  Reported in Commissions, fees and other income.

                       Derivative Instruments by Category
                   At or For the Year Ended December 31, 2009


                                                                   Fair Value
                                                         --------------------------------      Gains (Losses)
                                                                               Liability       Reported In Net
                                       Notional Amount   Asset Derivatives    Derivatives      Earnings (Loss)
                                       ---------------   -----------------    -----------      ---------------
                                                                     (In Millions)
Freestanding derivatives:
Equity contracts(1):
   Futures........................      $      3,399       $          -       $          -      $     (1,142)
   Swaps..........................               801                  1                 19              (271)
   Options........................            11,650                920              1,139              (818)

Interest rate contracts (1):
   Floors.........................            15,000                300                  -              (128)
   Swaps..........................             2,100                 86                 25              (178)
   Futures........................             3,791                  -                  -              (526)
   Swaptions......................             1,200                 44                  -               (17)

Other freestanding contracts (2):.                 -                  -                  -                 -

                                                                                                ------------
   Net investment income (loss)                                                                       (3,080)
                                                                                                ------------
Embedded derivatives:
GMIB reinsurance contracts (2)....                 -              2,256                  -            (2,566)

GWBL and other features (3).......                 -                  -                 55               218
                                        ------------       ------------       ------------      ------------
Balances, Dec. 31, 2009...........      $     37,941       $      3,607       $      1,238      $     (5,428)
                                        ============       ============       ============      ============

     (1)  Reported in Other invested assets in the consolidated balance sheets.
     (2)  Reported in Other assets in the consolidated balance sheets.
     (3)  Reported in Future policy benefits and other policyholder liabilities.

4)   GOODWILL AND OTHER INTANGIBLE ASSETS

     The carrying value of goodwill related to AllianceBernstein totaled $3,456 million and $3,410 million at December 31, 2010 and 2009, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2010 and 2009 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

     The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2010, the impairment test indicated that goodwill was not impaired.

     The gross carrying amount of AllianceBernstein related intangible assets were $559 million and $555 million at December 31, 2010 and 2009, respectively and the accumulated amortization of these intangible assets were $313 million and $289 million at December 31, 2010 and 2009, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $24 million for 2010, 2009 and 2008, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2010, management determined that these intangible assets were not impaired.

     On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of a $14 million cash payment, $3 million of assumed liabilities and $32 million of contingent consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill.

     At December 31, 2010 and 2009, respectively, net deferred sales commissions totaled $76 million and $90 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2010 net asset balance for each of the next five years is $34 million, $20 million, $15 million, $6 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2010, AllianceBernstein determined that the deferred sales commission asset was not impaired.

     If market conditions deteriorate significantly and securities valuations remain depressed for prolonged periods of time, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2010 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings (loss).

5)  CLOSED BLOCKS

    Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                            DECEMBER 31,
                                                                                -------------------------------------
                                                                                      2010                2009
                                                                                -----------------    ----------------
                                                                                           (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other...    $     8,272          $    8,412
        Policyholder dividend obligation....................................            119                   -
        Other liabilities...................................................            142                  70
                                                                                -----------------    ----------------
        Total Closed Block liabilities......................................          8,533               8,482
                                                                                -----------------    ----------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
          cost of $5,416 and $5,575)........................................          5,605               5,631
        Mortgage loans on real estate.......................................            981               1,029
        Policy loans........................................................          1,119               1,158
        Cash and other invested assets......................................            281                  68
        Other assets........................................................            245                 264
                                                                                -----------------    ----------------
        Total assets designated to the Closed Block.........................          8,231               8,150
                                                                                -----------------    ----------------

        Excess of Closed Block liabilities over assets designated to
          the Closed Block..................................................            302                 332

        Amounts included in accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses) net of deferred income tax (expense) benefit of $(28) and $(23) and policyholder
             dividend obligation of $(119) and $0...........................             53                  44
                                                                                -----------------    ----------------

        Maximum Future Earnings To Be Recognized From Closed Block
          Assets and Liabilities............................................    $       355          $      376
                                                                                =================    ================

       AXA Equitable's Closed Block revenues and expenses follow:

                                                                 2010              2009              2008
                                                            ----------------  ----------------  ----------------
                                                                               (IN MILLIONS)

        REVENUES:
        Premiums and other income.......................... $     365         $     382          $     393
        Investment income (loss) (net of investment
           expenses of $0, $1, and $0).....................       468               482                496
        Investment gains (losses), net:
           Total OTTI losses...............................       (31)              (10)               (46)
            Portion of loss recognized in
              other comprehensive income (loss)............         1                 -                  -
                                                            ---------------- -----------------  ----------------
                Net impairment losses recognized...........       (30)              (10)               (46)
            Other investment gains (losses), net...........         7                 -                 (2)
                                                            ---------------- -----------------  ----------------
                Total investment gains (losses), net.......       (23)              (10)               (48)
                                                            ---------------- -----------------  ----------------
        Total revenues.....................................       810               854                841
                                                            ---------------- -----------------  ----------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends..............       776               812                819
        Other operating costs and expenses.................         2                 2                  7
                                                            ---------------- -----------------  ----------------
        Total benefits and other deductions................       778               814                826
                                                            ---------------- -----------------  ----------------

        Net revenues, before income taxes..................        32                40                 15
        Income tax (expense) benefit.......................       (11)              (14)                (5)
                                                            ---------------- -----------------  ----------------
        Net Revenues....................................... $      21         $      26          $      10
                                                            ================ =================  ================

     A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010               2009
                                                                           -----------------  ------------------
                                                                                      (IN MILLIONS)
      Balances, beginning of year.........................................  $         -        $        -
      Unrealized investment gains (losses)................................          119                 -
                                                                           -----------------  ------------------
      Balances, End of year...............................................  $       119        $        -
                                                                           =================  ==================

     Impaired mortgage loans along with the related investment valuation allowances follows:


                                                                                     DECEMBER 31,
                                                                          ------------------------------------
                                                                               2010                2009
                                                                          ----------------    ----------------
                                                                                     (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances....    $        62         $         -
      Impaired mortgage loans without investment valuation allowances.              3                   -
                                                                          ----------------    ----------------
      Recorded investment in impaired mortgage loans..................             65                   -
      Investment valuation allowances.................................             (7)                  -
                                                                          ----------------    ----------------
      Net Impaired Mortgage Loans.....................................    $        58         $         -
                                                                          ================    ================

     During 2010, 2009 and 2008, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $13 million, $0 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1 million, $0 million and $0 million for 2010, 2009 and 2008, respectively.

     Valuation allowances on mortgage loans at December 31, 2010 and 2009 were $7 million and $0 million, respectively. Writedowns of fixed maturities were $30 million, $10 million and $46 million for 2010, 2009 and 2008, respectively.

6)   CONTRACTHOLDER BONUS INTEREST CREDITS

     Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                        DECEMBER 31,
                                                                             ------------------------------------
                                                                                  2010               2009
                                                                             ----------------  ------------------
                                                                                        (IN MILLIONS)

       Balance, beginning of year..........................................   $    795          $     808
       Contractholder bonus interest credits deferred .....................         39                 61
       Amortization charged to income .....................................        (62)               (74)
                                                                             ----------------  ------------------
       Balance, End of Year ...............................................   $    772          $     795
                                                                             ================  ==================

7)   FAIR VALUE DISCLOSURES

     Assets and liabilities are measured at fair value on a recurring basis and are summarized below:


                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2010

                                                   LEVEL 1            LEVEL 2            LEVEL 3              TOTAL
                                                ---------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
      Corporate..........................       $         7        $     21,405       $        320       $     21,732
      U.S. Treasury, government
        and agency.......................                 -               1,916                  -              1,916
      States and political subdivisions..                 -                 462                 49                511
      Foreign governments................                 -                 539                 21                560
      Commercial mortgage-backed.........                 -                   -              1,103              1,103
      Residential mortgage-backed (1)....                 -               1,668                  -              1,668
      Asset-backed (2)...................                 -                  98                148                246
      Redeemable preferred stock.........               207               1,112                  2              1,321
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................               214              27,200              1,643             29,057
                                                --------------     --------------     --------------     ---------------
   Other equity investments..............                53                   -                 13                 66
   Trading securities....................               425                  81                  -                506
   Other invested assets:
      Short-term investments.............                 -                 148                  -                148
      Swaps..............................                 -                  40                  -                 40
      Futures............................                 -                   -                  -                  -
      Options............................                 -                   4                  -                  4
      Floors.............................                 -                 326                  -                326
      Swaptions..........................                 -                 171                  -                171
                                                --------------     --------------     --------------     ---------------
        Subtotal.........................                 -                 689                  -                689
                                                --------------     --------------     --------------     ---------------
Cash equivalents.........................             1,693                   -                  -              1,693
Segregated securities....................                 -               1,110                  -              1,110
GMIB reinsurance contracts...............                 -                   -              4,606              4,606
Separate Accounts' assets................            89,647               2,160                207             92,014
                                                --------------     --------------     --------------     ---------------
        Total Assets.....................       $    92,032        $      31,240      $      6,469       $    129,741
                                                ==============     ==============     ==============     ===============
LIABILITIES
GWBL and other features' liability.......       $         -        $           -      $         38       $         38
                                                --------------     --------------     --------------     ---------------
        Total Liabilities................       $         -        $           -      $         38       $         38
                                                ==============     ==============     ==============     ===============

          (1) Includes publicly traded agency pass-through securities and collateralized obligations.
          (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2009


                                               Level 1            Level 2            Level 3             Total
                                           ----------------   ----------------    ---------------   ----------------
                                                                        (In Millions)
Assets
Investments:
 Fixed maturities, available-for-sale:
    Corporate........................      $         -        $     19,728        $       466       $     20,194
    U.S. Treasury, government
      and agency.....................                -               1,690                  -              1,690
    States and political subdivisions                -                 334                 47                381
    Foreign governments..............                -                 281                 21                302
    Commercial mortgage-backed.......                -                   -              1,490              1,490
    Residential mortgage-backed (1)..                -               1,651                  -              1,651
    Asset-backed (2).................                -                  51                217                268
    Redeemable preferred stock.......              191               1,291                 12              1,494
                                           ---------------    ---------------     --------------    ---------------
      Subtotal.......................              191              25,026              2,253             27,470
 Other equity investments............               90                   -                  1                 91
 Trading securities..................              423                  61                  1                485
 Other invested assets...............                -                 (36)               300                264
Cash equivalents.....................            1,367                   -                  -              1,367
Segregated securities................                -                 986                  -                986
GMIB reinsurance contracts...........                -                   -              2,256              2,256
Separate Accounts' assets............           82,102               1,684                230             84,016
                                           ---------------    ---------------     --------------    ---------------
    Total Assets.....................      $    84,173        $      27,721       $     5,041       $    116,935
                                           ===============    ===============     ==============    ===============

Liabilities
GWBL and other features' liability...      $         -        $           -       $        55       $         55
                                           ---------------    ---------------     --------------    ---------------
    Total Liabilities................      $         -        $           -       $        55       $         55
                                           ===============    ===============     ==============    ===============

   (1) Includes publicly traded agency pass-through securities and collateralized obligations.
   (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

     In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

     The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2010 and 2009, respectively:


                                                      LEVEL 3 INSTRUMENTS
                                                    FAIR VALUE MEASUREMENTS
                                                         (IN MILLIONS)

                                                 U.S.
                                              TREASURY,    STATE AND                 COMMERCIAL      RESIDENTIAL
                                               GOVT AND    POLITICAL     FOREIGN      MORTGAGE-        MORTGAGE-       ASSET-
                                 CORPORATE      AGENCY   SUB-DIVISIONS    GOVTS        BACKED           BACKED         BACKED
                                 ---------    ---------  -------------  ---------    ----------      -----------     ---------
Balance, January 1, 2010....     $     466    $       -     $      47   $      21     $   1,490       $       -      $     217
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment
      income (loss).........             4            -             -           -             2               -              -
    Investment gains
      (losses), net.........             6            -             -           -          (271)              -              1
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..             -            -             -           -             -               -              -
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
      Subtotal..............            10            -             -           -          (269)              -              1
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
   Other comprehensive
    income (loss)...........             3            -             3           -           119               -             14
Purchases/issuances.........            22            -             -           -             -               -              -
Sales/settlements...........           (88)           -            (1)          -          (237)              -            (40)
Transfers into/out of
 Level 3 (2)................           (93)           -             -           -             -               -            (44)
                                 ---------    ---------   -----------   ---------    ----------      ----------      ---------
Balance, Dec. 31, 2010......     $     320    $       -     $      49   $      21     $   1,103       $       -      $     148
                                 =========    =========   ===========   =========    ==========      ==========      =========


   (1)  Includes Trading Securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                         GWBL
                                         REDEEMABLE        OTHER             OTHER         GMIB           SEPARATE     AND OTHER
                                          PREFERRED        EQUITY           INVESTED    REINSURANCE       ACCOUNTS      FEATURES
                                           STOCK        INVESTMENTS(1)       ASSETS        ASSET           ASSETS      LIABILITY
                                         ----------     --------------     ----------   -----------      ----------    ----------
Balance, January 1, 2010............     $       12     $          2       $      300    $    2,256      $      230    $       55
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (loss) as:
    Net investment income (loss)....              -                -                -             -               -             -
    Investment gains (losses), net..              4                -                -             -             (22)            -
    Increase (decrease) in
     the fair value of the
     reinsurance contracts..........              -                -                -         2,150               -             -
    Policyholders' benefits.........              -                -                -             -               -           (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
      Subtotal......................              4                -                -         2,150             (22)          (34)
                                         ----------     ------------       ----------   -----------      ----------    ----------
   Other comprehensive
     income (loss)..................              -                -                -             -               -             -
Purchases/issuances.................              -                -                -           200               2            17
Sales/settlements...................            (14)              (2)               -             -              (8)            -
Transfers into/out of
 Level 3 (2)........................              -               13             (300)            -               5             -
                                         ----------     ------------       ----------   -----------      ----------    ----------
Balance, Dec. 31, 2010..............     $        2     $         13       $        -    $    4,606      $      207    $       38
                                         ==========     ============       ==========   ===========      ==========    ==========


   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 U.S.                       State and        Commer-        Residen-
                                               Treasury,                    Political         cial            tial
                                               Govt and       Foreign          Sub-         Mortgage-       Mortgage       Asset-
                                Corporate       Agency         Govts        divisions        backed          backed        backed
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, January 1, 2009..     $       411    $       -      $      64     $        55     $    1,587       $      -       $   304
 Total gains (losses),
  realized and unrealized,
  included in:
  Earnings (Loss) as:
  Net investment
    income (loss).........               2            -              -               -              3              -            (1)
  Investment gains
   (losses), net..........             (40)           -              -               -            (24)             -           (20)
  Increase (decrease) in
   the fair value of the
   reinsurance contracts..               -            -              -               -              -              -             -
                               -----------    ----------     ---------     -----------     ----------       --------       -------
     Subtotal.............             (38)           -              -               -            (21)             -           (21)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
 Other comprehensive
  income (loss)...........              14            -              3              (7)            49              -            20
Purchases/issuances......              107            -              1               -              -              -             -
Sales/settlements.........             (41)           -              -              (1)          (127)             -           (48)
Transfers into/out of
  Level 3 (2).............              13            -            (47)              -              2              -           (38)
                               -----------    ----------     ---------     -----------     ----------       --------       -------
Balance, Dec. 31, 2009....     $       466    $       -      $      21     $        47     $    1,490       $      -       $   217
                               ===========    ==========     =========     ===========     ==========       ========       =======

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                  Redeem-                                                                                GWBL
                                   able             Other              Other           GMIB            Separate       and Other
                                 Preferred         Equity             Invested      Reinsurance         Accounts       Features
                                   Stock        Investments(1)         Assets          Asset             Assets       Liability
                                -----------     --------------      ------------    -----------       -----------     ----------
Balance, January 1, 2009....    $         2       $       2          $      547      $    4,822        $      334      $    273
Total gains (losses),
 realized and unrealized,
 included in:
   Earnings (Loss) as:
  Net investment
    income (loss) ..........              -               -                (357)              -                 -             -
  Investment gains
   (losses), net............            (45)              -                   -               -               (95)            -
  Increase (decrease)
   in the fair value of the
   reinsurance contracts....              -               -                   -          (2,746)                -             -
  Policyholders' benefits...              -               -                   -               -                 -          (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
     Subtotal...............            (45)              -                (357)         (2,746)              (95)         (230)
                                -----------     -------------        -----------     -----------       -----------    -----------
 Other comprehensive
  income (loss).............             34               -                   -               -                 -             -
Purchases/issuances.........              -               -                   -             180                 1            12
Sales/settlements...........              -              (1)                110               -                (7)            -
Transfers into/out of
  Level 3 (2)...............             21               1                   -               -                (3)            -
                                -----------     -------------        -----------     -----------       -----------    -----------
Balance, Dec. 31, 2009......    $        12       $       2          $      300      $    2,256        $      230      $     55
                                ===========     =============        ===========     ===========       ===========    ===========

   (1)  Includes Trading securities' Level 3 amount.
   (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

    The table below details changes in unrealized gains (losses) for 2010 and 2009 by category for Level 3 assets still held at December 31, 2010 and 2009, respectively:

                                                         EARNINGS (LOSS)
                                        --------------------------------------------------
                                                                              INCREASE
                                            NET           INVESTMENT       (DECREASE) IN
                                         INVESTMENT          GAINS         FAIR VALUE OF                             POLICY-
                                           INCOME          (LOSSES),        REINSURANCE                             HOLDERS'
                                           (LOSS)             NET            CONTRACTS             OCI              BENEFITS
                                        -------------    --------------    ---------------    ---------------    ----------------
                                                                             (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2010
STILL HELD AT DECEMBER 31, 2010:
   Change in unrealized
   gains (losses):
     Fixed maturities,
      available-for-sale:
        Corporate...................    $      -         $       -         $        -         $       10         $           -
        U.S. Treasury, government
          and agency................           -                 -                  -                  -                     -
        State and political
          subdivisions..............           -                 -                  -                  2                     -
        Foreign governments.........           -                 -                  -                  1                     -
        Commercial
          mortgage-backed...........           -                 -                  -                 92                     -
        Residential
          mortgage-backed...........           -                 -                  -                  -                     -
        Asset-backed................           -                 -                  -                 13                     -
        Redeemable preferred stock..           -                 -                  -                  -                     -
                                        ------------     --------------    --------------     --------------     ---------------
            Subtotal................           -                 -                  -                118                     -
                                        ------------     --------------    --------------     --------------     ---------------
      Equity securities,
        available-for-sale..........           -                 -                  -                  -                     -
     Other equity investments.......           -                 -                  -                  -                     -
     Other invested assets..........           -                 -                  -                  -                     -
     Cash equivalents...............           -                 -                  -                  -                     -
     Segregated securities..........           -                 -                  -                  -                     -
     GMIB reinsurance contracts.....           -                 -              2,350                  -                     -
     Separate Accounts' assets......           -               (21)                 -                  -                     -
     GWBL and other
        features' liability.........           -                 -                  -                  -                    17
                                        ------------     --------------    --------------     --------------     ---------------
         Total......................    $      -         $     (21)        $    2,350         $      118         $          17
                                        ============     ==============    ==============     ==============     ===============

                                                        Earnings (Loss)
                                      ----------------------------------------------------
                                                                              Increase
                                            Net            Investment      (Decrease) in
                                        Investment           Gains         Fair Value of                             Policy-
                                          Income           (Losses),        Reinsurance                             holders'
                                          (Loss)              Net            Contracts             OCI              Benefits
                                      ----------------    -------------    ---------------    ---------------    ----------------
                                                                            (In Millions)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized
   gains (losses)
     Fixed maturities,
      available-for-sale:
        Corporate...................  $         -        $       -         $        -         $       (2)        $         -
        U.S. Treasury, government
          and agency................            -                -                  -                  -                   -
        State and political
          subdivisions..............            -                -                  -                 (7)                  -
        Foreign governments.........            -                -                  -                  2                   -
        Commercial
          mortgage-backed...........            -                -                  -                 37                   -
        Residential
          mortgage-backed...........            -                -                  -                  -                   -
        Asset-backed................            -                -                  -                  7                   -
        Redeemable preferred stock..            -                -                  -                 34                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
            Subtotal................            -                -                  -                 71                   -
                                      ----------------    -------------    ---------------    ---------------    ----------------
      Equity securities,
        available for sale..........            -                -                  -                  -                   -
     Other equity investments.......            -                -                  -                  -                   -
     Other invested assets..........         (247)               -                  -                  -                   -
     Cash equivalents...............            -                -                  -                  -                   -
     Segregated securities..........            -                -                  -                  -                   -
     GMIB reinsurance contracts.....            -                -             (2,566)                 -                   -
     Separate Accounts' assets......            -              (96)                 -                  -                   -
     GWBL and other
        features' liability.........            -                -                  -                  -                 218
                                      ----------------    -------------    ---------------    ---------------    ----------------
         Total......................  $      (247)        $    (96)        $   (2,566)        $       71         $       218
                                      ================    =============    ===============    ===============    ================

     The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented in the table below.


                                                                        DECEMBER 31,
                                              ------------------------------------------------------------------
                                                           2010                              2009
                                              --------------------------------  --------------------------------
                                                 CARRYING           FAIR           Carrying           Fair
                                                  VALUE            VALUE            Value            Value
                                              ---------------  ---------------  ---------------  ---------------
                                                                        (IN MILLIONS)

       Consolidated:
       -------------
         Mortgage loans on real estate.......  $    3,571       $    3,669       $    3,555       $   3,547
         Other limited partnership interests.       1,451            1,451            1,308           1,308
         Policyholders liabilities:
           Investment contracts..............       2,609            2,679            2,721           2,729
         Long-term debt......................         200              228              200             226
         Loans to affiliates.................       1,045            1,101            1,048           1,077
       Closed Blocks:
       --------------
         Mortgage loans on real estate.......  $      981       $    1,015       $    1,029       $   1,021
         Other equity investments............           1                1                2               2
         SCNILC liability....................           7                7                8               8



8)   GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

     A)  Variable Annuity Contracts - GMDB, GMIB and GWBL
         ------------------------------------------------

     The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

       o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

       o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

       o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

       o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset; or

       o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:


                                                               GMDB               GMIB              TOTAL
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $     253          $      310        $       563
         Paid guarantee benefits.........................        (73)                 (8)               (81)
         Other changes in reserve........................        801               1,678              2,479
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2008......................        981               1,980              2,961
         Paid guarantee benefits.........................       (249)                (58)              (307)
         Other changes in reserve........................        355                (364)                (9)
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2009......................      1,087               1,558              2,645
         Paid guarantee benefits.........................       (208)                (45)              (253)
         Other changes in reserve........................        386                 798              1,184
                                                          ----------------   ----------------  -----------------
       Balance at December 31, 2010......................  $   1,265          $    2,311        $     3,576
                                                          ================   ================  =================

      Related GMDB reinsurance ceded amounts were:

                                                               GMDB
                                                          ----------------
                                                           (IN MILLIONS)

       Balance at January 1, 2008........................  $      27
         Paid guarantee benefits.........................         (7)
         Other changes in reserve........................        307
                                                          ----------------
       Balance at December 31, 2008......................        327
         Paid guarantee benefits.........................        (86)
         Other changes in reserve........................        164
                                                          ----------------
       Balance at December 31, 2009......................        405
         Paid guarantee benefits.........................        (81)
         Other changes in reserve........................        209
                                                          ----------------
       Balance at December 31, 2010......................  $     533
                                                          ================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

    The December 31, 2010 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:


                                                 RETURN
                                                   OF
                                                 PREMIUM        RATCHET        ROLL-UP          COMBO         TOTAL
                                             --------------  -------------  --------------  -------------  -------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account................    $   11,588     $     253       $      141    $       501    $    12,483
           Separate Accounts..............    $   29,171     $   7,591       $    4,263    $    34,802    $    75,827
        Net amount at risk, gross.........    $    1,114     $   1,071       $    2,607    $     9,999    $    14,791
        Net amount at risk, net of
           amounts reinsured..............    $    1,114     $     684       $    1,737    $     3,950    $     7,485
        Average attained age
            of contractholders............            50.0          62.7             67.8           63.2           53.8
        Percentage of contractholders
           over age 70....................             7.7%         26.0%            44.5%          26.0%          13.4%
        Range of contractually specified
           interest rates................           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%

      GMIB:
      -----
        Account values invested in:
           General Account................          N/A            N/A       $       31    $       607    $       638
           Separate Accounts..............          N/A            N/A       $    2,862    $    47,430    $    50,292
        Net amount at risk, gross.........          N/A            N/A       $    1,314    $     1,330    $     2,644
        Net amount at risk, net of
           amounts reinsured..............          N/A            N/A       $      387    $       313    $       700
        Weighted average years remaining
           until annuitization............          N/A            N/A                 .7            6.1            5.7
        Range of contractually
           specified interest rates......           N/A            N/A            3%-6%         3%-6.5%       3%-6.5%


    The GWBL and other guaranteed benefits related liability not included above, were $38 million and $55 million at December 31, 2010 and 2009, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

     B) Separate Account Investments by Investment Category Underlying GMDB and
        -----------------------------------------------------------------------
        GMIB Features
        -------------

     The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:



              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       GMDB:
          Equity...........................................................   $     48,904      $      41,447
          Fixed income.....................................................          3,980              3,957
          Balanced.........................................................         22,230             20,940
          Other............................................................            713              2,246
                                                                             ----------------  -----------------
          Total............................................................   $     75,827      $      68,590
                                                                             ================  =================

       GMIB:
          Equity...........................................................   $     31,837      $      27,837
          Fixed income.....................................................          2,456              2,514
          Balanced.........................................................         15,629             15,351
          Other............................................................            370                618
                                                                             ----------------  -----------------
          Total............................................................   $     50,292      $      46,320
                                                                             ================  =================

     C) Hedging Programs for GMDB, GMIB and GWBL Features
        -------------------------------------------------

     Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative instruments, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, variance swaps and swaptions as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2010, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $39,377 million and $5,593 million, respectively, with the GMDB feature and $20,512 million and $320 million, respectively, with the GMIB feature.

     These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

     D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
        ------------------------------------------------------------------
        Guarantee
        ---------

     The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:


                                                              DIRECT           REINSURANCE
                                                             LIABILITY            CEDED               NET
                                                          ----------------   ----------------   ----------------
                                                                              (IN MILLIONS)

       Balance at January 1, 2008........................  $      135         $     (108)        $       27
          Other changes in reserves......................          68                (45)                23
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2008......................         203               (153)                50
          Other changes in reserves......................          52                (21)                31
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2009......................         255               (174)                81
          Other changes in reserves......................         120                (57)                63
                                                          ----------------   ----------------   ----------------
       Balance at December 31, 2010......................  $      375         $     (231)        $      144
                                                          ================   ================   ================


9)   REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

     The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     At December 31, 2010, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 42.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 73.5% of its current liability exposure resulting from the GMIB feature. See Note 8.

     Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2010 and 2009 were $4,606 million and $2,256 million, respectively. The increases (decreases) in estimated fair value were $2,350 million, $(2,566) million and $1,567 million for 2010, 2009 and 2008, respectively.

     At December 31, 2010 and 2009, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,332 million and $2,338 million of which $1,913 million and 2,077 million related to two specific reinsurers with AA-/A rating with the remainder of the reinsurers rated BBB and above. At December 31, 2010 and 2009, affiliated reinsurance recoverables related to insurance contracts amounted to $920 million and $690 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

     Reinsurance payables related to insurance contracts totaling $74 million and $80 million are included in other liabilities in the consolidated balance sheets at December 31, 2010 and 2009, respectively.

     The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $195 million and $207 million at December 31, 2010 and 2009, respectively.

     The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

     The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2010 and 2009 were $685 million and $648 million, respectively.

     The following table summarizes the effect of reinsurance:

                                                             2010               2009               2008
                                                        ----------------   ----------------  -----------------
                                                                            (IN MILLIONS)
     Direct premiums...................................  $     903          $      838        $       848
     Reinsurance assumed...............................        213                 202                194
     Reinsurance ceded.................................       (586)               (609)              (283)
                                                        ----------------   ----------------  -----------------
     Premiums .........................................  $     530          $      431        $       759
                                                        ================   ================  =================

     Universal Life and Investment-type Product
       Policy Fee Income Ceded.........................  $     210          $      197        $       169
                                                        ================   ================  =================
     Policyholders' Benefits Ceded.....................  $     536          $      485        $     1,222
                                                        ================   ================  =================
     Interest Credited to Policyholders' Account
       Balances Ceded..................................  $       -          $        -        $        33
                                                        ================   ================  =================

     Individual Disability Income and Major Medical
     ----------------------------------------------

     Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $90 million and $92 million at December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, respectively, $1,622 million and $1,667 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Incurred benefits related to current year.........  $      30          $       38        $        36
       Incurred benefits related to prior years..........         10                   6                  4
                                                          ----------------   ----------------  -----------------
       Total Incurred Benefits...........................  $      40          $       44        $        40
                                                          ================   ================  =================

       Benefits paid related to current year.............  $      12          $       13        $        11
       Benefits paid related to prior years..............         30                  34                 29
                                                          ----------------   ----------------  -----------------
       Total Benefits Paid...............................  $      42          $       47        $        40
                                                          ================   ================  =================

10)    SHORT-TERM AND LONG-TERM DEBT

       Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                           -------------------------------------
                                                                                 2010                2009
                                                                           -----------------   -----------------
                                                                                      (IN MILLIONS)
       Short-term debt:
       AllianceBernstein commercial paper
         (with interest rates of 0.3% and 0.2%)...........................  $      225          $       249
                                                                           -----------------   -----------------
       Total short-term debt..............................................         225                  249
                                                                           -----------------   -----------------

       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015...................................         200                  200
                                                                           -----------------   -----------------
       Total long-term debt...............................................         200                  200
                                                                           -----------------   -----------------

       Total Short-term and Long-term Debt................................  $      425          $       449
                                                                           =================   =================

     Short-term Debt
     -----------------

     AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($13 million, as of December 31, 2010). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2010, there were no outstanding borrowings from FHLBNY.

     On December 9, 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1.00 billion with SCB LLC as an additional borrower.

     The 2010 AB Credit Facility replaces AllianceBernstein's existing $1.95 billion of committed credit lines (comprised of two separate lines - a $1.00 billion committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

     The 2010 AB Credit Facility will be available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1.00 billion commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

     As of December 31, 2010 and 2009, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

     In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $125 million while three lines have no stated limit.

     Long-term Debt
     --------------

     At December 31, 2010, the Company was not in breach of any long-term debt covenants.

11)  RELATED PARTY TRANSACTIONS

     Loans to Affiliates
     -------------------

     In September 2007, AXA issued $650 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

     On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

     Loans from Affiliates
     ---------------------

     In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

     In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

     Other Transactions
     ------------------

     The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $59 million, $56 million and $76 million, respectively, for 2010, 2009 and 2008.

     In 2010, 2009 and 2008, respectively, the Company paid AXA Distribution and its subsidiaries $647 million, $634 million and $754 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $428 million, $402 million and $321 million, respectively, for their applicable share of operating expenses in 2010, 2009 and 2008, pursuant to the Agreements for Services.

     In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Bermuda, an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,893 million equal to the market value of the insurance liabilities assumed by AXA Financial (Bermuda) Ltd. ("AXA Bermuda") and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda manages the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,386 resulting in a cost of reinsurance of $3,507 million. The cost of this arrangement was deferred and is being amortized over the life of the underlying annuity contracts. Amortization of the cost was $274 million and $318 million in 2010 and 2009, respectively.

     Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2010, 2009 and 2008 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $0 million, $1 million and $0 million, respectively.

     AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2010, 2009 and 2008 totaled approximately $9 million, $8 million and $6 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $1 million and $0 million, respectively.

     Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2010, 2009 and 2008 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $4 million, $5 million and $4 million, respectively. Premiums earned in 2010, 2009 and 2008 from MONY Life Insurance Company of America totaled approximately $0 million, $0 million and $1 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $1 million, $0 million and $12 million respectively. Premiums earned in 2010, 2009 and 2008 from US Financial Life Insurance Company totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2010, 2009 and 2008 were $10 million, $4 million and $8 million, respectively.

     Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $160 million, $152 million and $158 million in 2010, 2009 and 2008, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $51 million, $50 million and $63 million in 2010, 2009 and 2008, respectively. The net receivable related to these contracts was approximately $9 million and $6 million at December 31, 2010 and 2009, respectively.

     Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                 2010              2009               2008
                                                           -----------------  ----------------  -----------------
                                                                               (IN MILLIONS)
        Investment advisory and services fees............   $       809        $       644       $       864
        Distribution revenues............................           339                277               378
        Other revenues - shareholder servicing fees......            93                 90                99
        Other revenues - other...........................             5                  7                 7
        Institutional research services..................             -                  1                 1

12)  EMPLOYEE BENEFIT PLANS

     The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering its qualifying employees (including certain qualified part-time employees), managers and financial professionals. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

     The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2010 due to the significant uncertainty and complexity of many aspects of the new law.

     Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

     For 2010, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $6 million and $196 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. The Company's (excluding AllianceBernstein) cash contributions during 2011 are estimated to be approximately $283 million. Alliance- Bernstein currently estimates that it will contribute $7 million to its pension plan during 2011.

     Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13 million, which was offset against existing deferred losses in AOCI. In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $4 million in fourth quarter 2008.

     Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Service cost......................................  $      37          $      38         $       42
       Interest cost.....................................        129                136                134
       Expected return on plan assets....................       (115)              (126)              (194)
       Curtailment gain..................................          -                  -                 (4)
       Net amortization..................................        125                 95                 43
       Plan amendments and additions.....................         13                  2                  -
                                                          ----------------   ----------------  -----------------
       Net Periodic Pension Expense......................  $     189          $     145         $       21
                                                          ================   ================  =================

     Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:


                                                                                        DECEMBER 31,
                                                                             -----------------------------------
                                                                                  2010               2009
                                                                             ----------------  -----------------
                                                                                       (IN MILLIONS)
       Projected benefit obligation, beginning of year.....................   $    2,241        $     2,181
       Service cost........................................................           30                 30
       Interest cost.......................................................          129                136
       Actuarial (gains) losses............................................          171                 69
       Benefits paid.......................................................         (170)              (177)
       Plan amendments and additions.......................................           23                  2
                                                                             ----------------  -----------------
       Projected Benefit Obligation, End of Year...........................   $    2,424        $     2,241
                                                                             ================  =================

     The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                         DECEMBER 31,
                                                                               ----------------------------------
                                                                                    2010              2009
                                                                               ---------------   ----------------
                                                                                         (IN MILLIONS)
       Pension plan assets at fair value, beginning of year...................  $    1,406        $    1,460
       Actual return on plan assets...........................................         106               104
       Contributions..........................................................         202                32
       Benefits paid and fees.................................................        (185)             (190)
                                                                               ---------------   ----------------
       Pension plan assets at fair value, end of year.........................       1,529             1,406
       PBO....................................................................       2,424             2,241
                                                                               ---------------   ----------------
       Excess of PBO Over Pension Plan Assets.................................  $     (895)       $     (835)
                                                                               ===============   ================

     Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $895 million and $835 million at December 31, 2010 and 2009, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,424 million and $1,529 million, respectively, at December 31, 2010 and $2,241 million and $1,406 million, respectively, at December 31, 2009. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,391 million and $1,529 million, respectively, at December 31, 2010 and $2,206 million and $1,406 million, respectively, at December 31, 2009. The accumulated benefit obligation for all defined benefit pension plans were $2,391 million and $2,206 million at December 31, 2010 and 2009, respectively.

     The following table discloses the amounts included in AOCI at December 31, 2010 and 2009 that have not yet been recognized as components of net periodic pension cost:

                                                                                      DECEMBER 31,
                                                                         ---------------------------------------
                                                                               2010                 2009
                                                                         ------------------   ------------------
                                                                                     (IN MILLIONS)
       Unrecognized net actuarial (gain) loss ........................... $      1,554         $     1,493
       Unrecognized prior service cost (credit)..........................            8                   7
                                                                         ------------------   ------------------
            Total ....................................................... $      1,562         $     1,500
                                                                         ==================   ==================

     The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $144 million and $1 million, respectively.

     The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2010 and 2009:

                                                                                       DECEMBER 31,
                                                                         ---------------------------------------
                                                                                  2010               2009
                                                                         ------------------   ------------------
                                                                                       (IN MILLIONS)
       Fixed maturities................................................           48.5%               45.3%
       Equity securities...............................................           37.0                37.0
       Equity real estate..............................................           11.8                11.6
       Cash and short-term investments.................................            2.7                 6.1
                                                                         ------------------   ------------------
          Total .......................................................          100.0%              100.0%
                                                                         ==================   ==================

     The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the respective Investment Committees established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

     In 2010, AXA Equitable qualified pension plans continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded equity futures contracts, and exchange-traded funds that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

     The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2010 and 2009, respectively.


                                                 LEVEL 1          LEVEL 2          LEVEL 3           TOTAL
       DECEMBER 31, 2010                     ---------------  ---------------  ---------------  ---------------
       ASSET CATEGORIES                                                 (IN MILLIONS)
       Fixed maturities:
         Corporate...........................  $        -       $      564       $        -       $     564
         US Treasury, government
           and agency........................           -              148                -             148
         States and political subdivisions...           -                9                -               9
         Foreign governments.................           -                -                -               -
         Commercial mortgage-backed..........           -                -                -               -
         Asset-backed........................           -                -                -               -
         Other structured debt...............           -                -                6               6
       Common and preferred equity...........         410                2                -             412
       Mutual funds..........................         115                -                -             115
       Hedge funds...........................           -                                 -               -
       Derivatives, net......................           1                6                -               7
       Private real estate investment funds..                            -               13              13
       Private investment trusts.............           -               51              163             214
       Commercial mortgages..................           -                -
       Cash and cash equivalents.............           6                2                -               8
       Short-term investments................           2               31                -              33
                                              ---------------  ---------------  ---------------  ---------------
         Total  .............................  $      534       $      813       $      182       $   1,529
                                              ===============  ===============  ===============  ===============

       December 31, 2009
       Asset Categories
       Fixed maturities:
         Corporate...........................  $        -       $      415       $        -       $      415
         US Treasury, government                        -
           and agency........................                          192                -              192
         States and political subdivisions...           -                9                -                9
         Foreign governments.................           -                -                -                -
         Commercial mortgage-backed..........           -                -                -                -
         Asset-backed........................           -                -                -                -
         Other structured debt...............           -                -                7                7
       Common and preferred equity...........         575                1                -              576
       Mutual funds..........................           5                -                -                5
       Hedge funds...........................           -                7                -                7
       Derivatives, net......................         (96)               -                -              (96)
       Private real estate investment funds..           -                -               12               12
       Private investment trusts.............           -               44              147              191
       Commercial mortgages..................           -                -                2                2
       Cash and cash equivalents.............          32                1                -               33
       Short-term investments................          29               24                -               53
                                              ---------------  ---------------  ---------------  ---------------
         Total...............................  $      545       $      693       $      168       $    1,406
                                              ===============  ===============  ===============  ===============

     At December 31, 2010, assets classified as Level 1, Level 2, and Level 3 comprise approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprised approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $163 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

     The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2010 and 2009, respectively.

                                                     PRIVATE REAL
                                                        ESTATE        PRIVATE
                                        FIXED         INVESTMENT     INVESTMENT    COMMERCIAL
                                     MATURITIES(1)       FUNDS         TRUSTS       MORTGAGES       TOTAL
                                     -------------   ------------    ----------    ----------     ----------
                                                                   (IN MILLIONS)
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
       Actual return on Plan assets:
          Relating to assets still
           held at December 31, 2010          (1)             1             16             -              16
          Relating to assets sold
           during 2010..............           -              -              -             -               -
       Purchases, sales, issues and
        settlements, net...........            -              -              -            (2)             (2)
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2010..........   $        6     $       13     $      163    $        -      $      182
                                      ==========     ==========     ==========    ==========      ==========

       Balance at
        January 1, 2009............   $        6     $       15     $      224    $        2      $      247
       Actual return on Plan
        assets:
          Relating to assets still
           held at December 31, 2009           1             (3)           (77)            -             (79)
       Purchases, sales, issues and
        settlements, net...........            -              -              -             -               -
       Transfers into/
        out of Level 3.............            -              -              -             -               -
                                      ----------     ----------     ----------    ----------      ----------
       Balance at
        December 31, 2009..........   $        7     $       12     $      147    $        2      $      168
                                      ==========     ==========     ==========    ==========      ==========

     (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

     The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2010 and 2009 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2010 and 2009.


                                                                                 2010              2009
                                                                             ------------      ------------
       Discount rates:
         Benefit obligation.............................................         5.25%             6.00%
         Periodic cost..................................................         6.00%             6.50%

       Rates of compensation increase:
         Benefit obligation and periodic cost...........................         6.00%             6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost)...................................         6.75%             6.75%

     The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

     Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $14 million, $16 million and $17 million for 2010, 2009 and 2008, respectively.

     The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2011, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2010 and include benefits attributable to estimated future employee service.


                                                            PENSION
                                                            BENEFITS
                                                        -----------------
                                                          (IN MILLIONS)
                                                        -----------------

       2011...........................................  $       190
       2012...........................................          199
       2013...........................................          198
       2014...........................................          197
       2015...........................................          195
       Years 2016-2020................................          943

     AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of

     AllianceBernstein totaling $216 million, $221 million and $133 million for 2010, 2009 and 2008, respectively. As further described in Note 13, the cost of the 2010 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

13)  SHARE-BASED AND OTHER COMPENSATION PROGRAMS

     AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

     In first quarter 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $199 million, $78 million and $34 million for share-based payment arrangements as further described herein.

     Performance Units. On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction of two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

     On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Management Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2010, the expense associated with the March 19, 2010 grant of performance units was approximately $8 million.

     On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4 million and equity settlements of the remainder with approximately 46,615 AXA ADRs for aggregate value of approximately $1 million. The AXA ordinary shares are subject to non-transferability restriction for two years. These AXA ADRs were sourced from settlement on May 10, 2009 of a forward purchase contract entered into on September 26, 2007 by which AXA Financial took delivery of 78,000 shares for payment of approximately $4 million.

     On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance-related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2010 and 2009, the Company recognized compensation expense of approximately $9 million and $5 million in respect of the March 20, 2009 grant of performance units.

     On June 16, 2008, AXA Financial entered into a total return swap and a forward purchase contract on the AXA ADR to limit its price exposure on awards expected to vest on April 1, 2010 under the terms of the AXA Performance Unit Plan 2008. Terms of the swap agreement require quarterly payments by AXA Financial of a LIBOR-based spread in exchange for a total return payment on the AXA ADR based on 773,000 notional shares. The forward purchase contract requires AXA Financial to take delivery of 220,000 AXA ADRs on April 10, 2010 for payment of $33.7329 per share, or approximately $7 million. The forward purchase obligation has been recognized by AXA Financial Group in its consolidated balance sheets at December 31, 2009 as a direct reduction of capital in excess of par value and does not require adjustment in future periods for changes in value.

     On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $19 million and equity settlements of the remainder with approximately 153,494 AXA ADRs for aggregate value of approximately $6 million. The AXA ADRs has a non-transferability restriction for two years which expired in 2010. These AXA ADRs were sourced from settlement on March 31, 2008 of a forward purchase contract entered into on March 19, 2007, by which AXA Financial took delivery of 167,500 shares for payment of approximately $7 million.

     For 2010, 2009 and 2008, the Company recognized compensation costs of $16 million, $5 million and $6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2010 and 2009 was $38 million and $18 million, respectively. Approximately 2,209,314 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing the grant of March 19, 2010 for which cumulative average 2010-2011 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2009.

     Option Plans. On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the

     AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2010, the expense associated with the March 19, 2010 grant of options was approximately $3 million.

     On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan") was established, under which various types of Holding unit-based awards may be granted to its employees and independent directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30 million. The 2010 Plan also permits AllianceBernstein to award an additional 30 million Holding units if they acquire the Holding units on the open market or through private purchases. During 2010, AllianceBernstein granted 25,910 options to buy Holding units and 12 million restricted Holding units, net of forfeitures, under the 2010 Plan. As a result, Holding unit-based awards (including options) in respect of 48 million Holding units are available for grant as of December 31, 2010.

     On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $23 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding units generally vest ratably over a five year period.

     The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

     A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2010 follows:

                                                                  Options Outstanding
                          -----------------------------------------------------------------------------------------------------
                                AXA Ordinary Shares                  AXA ADRs (3)             AllianceBernstein Holding Units
                          --------------------------------- -------------------------------- ----------------------------------
                                              Weighted                          Weighted                          Weighted
                              Number          Average           Number          Average          Number           Average
                           Outstanding        Exercise        Outstanding       Exercise      Outstanding         Exercise
                          (In Millions)        Price         (In Millions)       Price       (In Millions)         Price
                          --------------- ----------------- ---------------- --------------- ---------------  -----------------
Options outstanding at
   January 1, 2010.......          15.0    (Euro)     23.75            10.9   $       19.95          12.1      $       41.79
Options granted..........           2.3    (Euro)     14.98             -     $        -               .4      $       27.52
Options exercised........           -      (Euro)         -             (.6)  $       16.69           (.5)     $       17.05
Options forfeited, net...          (1.0)   (Euro)     26.80             (.3)  $       27.10          (1.0)     $       46.68
Options expired..........           -                                   -                             (.8)     $       51.39
                          ---------------                   ----------------                 ---------------
Options Outstanding at
   December 31, 2010.....          16.3    (Euro)     22.34            10.0   $       19.96          10.2      $       41.24
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.5                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............          6.47                                2.39                           6.9
                          ===============                   ================                 ===============
Options Exercisable at
   December 31, 2010.....           8.7    (Euro)     25.36            10.0   $       19.97           2.7      $       44.94
                          =============== ================= ================ =============== ===============  =================
Aggregate Intrinsic
   Value(1)..............                  (Euro)      - (2)                  $       10.4                     $      - (2)
                                          =================                  ===============                  =================
Weighted Average
   Remaining
   Contractual Term
   (in years)............           5.17                                2.36                          4.7
                          ===============                   ================                 ===============

   (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2010 of the respective underlying shares over the strike prices of the option awards.
   (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
   (3) AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

     Cash proceeds received from employee and financial professional exercises of stock options in 2010 was $10 million. The intrinsic value related to employee and financial professional exercises of stock options during 2010, 2009 and 2008 were $3 million, $8 million and $44 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $3 million and $15 million, respectively, for the periods then ended. In 2010, 2009 and 2008, windfall tax benefits of approximately $1 million, $2 million and $10 million, respectively, resulted from employee and financial professional exercises of stock option awards.

     At December 31, 2010, AXA Financial held 883,832 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $26.86 per share, of which approximately 645,414 were designated to fund future exercises of outstanding stock options and approximately 238,418 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. During 2010, AXA Financial utilized approximately 496,907 AXA ADRs and AXA Ordinary Shares from treasury to fund exercises of employee stock options. Outstanding options to purchase AXA Ordinary Shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

     For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2010, 2009 and 2008, respectively.

                                               AXA Ordinary Shares             AllianceBernstein Holding Units
                                          -------------------------------  ----------------------------------------
                                            2010      2009       2008          2010         2009          2008
                                          ------- ------------ ----------  ------------ ------------ --------------
       Dividend yield...................   6.98%     10.69%      7.12%       7.2-8.2%    5.2 - 6.1%       5.4%

       Expected volatility..............   36.5%     57.5%       34.7%      46.2-46.6%  40.0 - 44.6%     29.3%

       Risk-free interest rates.........   2.66%     2.74%       4.19%       2.2-2.3%     1.6-2.1%        3.2%

       Expected life in years...........    6.4       5.5         6.0          6.0         6.0-6.5        6.0

       Weighted average fair value per
         option at grant date...........   $3.54     $2.57       $5.70        $6.18         $3.52        $10.85

     For 2010, 2009 and 2008, AXA Financial Group recognized compensation costs for employee and financial professional stock options of $16 million, $20 million, and $27 million, respectively. As of December 31, 2010, approximately $4 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

     Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

     In 2010, AllianceBernstein granted 13.1 million restricted Holding unit awards to employees. To fund these awards, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust. There were approximately 30,000 unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2010.

     In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted Holding units with a grant date fair value of $19.20 per Holding unit. These Holding units vest ratably over a 5-year period and are subject to accelerated vesting.

     For 2010, 2009 and 2008, respectively, the Company recognized compensation costs of $149 million, $45 million and $6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2010, approximately 22 million restricted shares and Holding units remain unvested. At December 31, 2010, approximately $419 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.5 years.


     The following table summarizes unvested restricted stock activity for 2010.

                                                                                                   WEIGHTED
                                                                                SHARES OF           AVERAGE
                                                                               RESTRICTED         GRANT DATE
                                                                                  STOCK           FAIR VALUE
                                                                             ----------------   ----------------
       Unvested as of January 1, 2010........................................     404,485        $      31.74
       Granted...............................................................      87,055        $      19.76
       Vested................................................................     (99,779)       $      28.24
       Forfeited.............................................................           -
                                                                             ----------------
       Unvested as of December 31, 2010......................................     391,761        $      29.97
                                                                             ================

     Restricted stock vested in 2010, 2009 and 2008 had aggregate vesting date fair values of approximately $2 million, $2 million and $3 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $6 million.

     Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In third quarter 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010, 2009 and 2008, respectively, approximately 103,569, 11,368 and 652,919 of these awards were exercised at an aggregate cash-settlement value of $357,961, $77,723 and $9 million. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559), $(474,610) and $(6) million for 2010, 2009 and 2008, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

     SARs. On March 19, 2010 and March 20, 2009, respectively, 24,101 and 129,722 Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 15.43 Euros and 10.00 Euros, respectively as of the date of exercise. At December 31, 2010, 384,330 SARs were outstanding, having weighted average remaining contractual term of 6.5 years. The accrued value of SARs at December 31, 2010 and 2009 was $236,114 and $1 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2010, 2009 and 2008, the Company recorded compensation expense for SARs of $(865,661), $731,835 and $(2) million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

     AXA Shareplan. In 2010, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2010. Similar to the AXA Shareplan programs previously offered in 2001 through 2009, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2010 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $14.60 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 16.71% formula discounted price of $15.20 per share on a leveraged basis with a guaranteed return of initial investment plus 70% of any appreciation in the undiscounted value of the total shares purchased. The Company recognized compensation expense of $17 million in 2010, $7 million in 2009 and $1 million in 2008 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2010, 2009 and 2008 primarily invested under

     Investment Option B for the purchase of approximately 8 million, 6 million and 7 million AXA ordinary shares, respectively.

     AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2010, 2009 and 2008, respectively, the Company recognized compensation expense of approximately $2 million, $2 million and $2 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee and eligible financial professional will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

     Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000.

14)  NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET


     The following table breaks out Net investment income (loss) by asset category:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $   1,616          $   1,582         $    1,669
       Mortgage loans on real estate.....................        231                231                252
       Equity real estate................................         20                  6                 12
       Other equity investments..........................        111                (68)              (111)
       Policy loans......................................        234                238                251
       Short-term investments............................         11                 21                 31
       Derivative investments............................       (284)            (3,079)             7,302
       Broker-dealer related receivables.................         12                 15                 65
       Trading securities................................         49                137               (344)
       Other investment income...........................         36                 14                 28
                                                          ----------------   ----------------  -----------------

         Gross investment income (loss)..................      2,036               (903)             9,155

       Investment expenses...............................        (56)               (73)               (65)
       Interest expense..................................         (4)                (4)               (36)
                                                          ----------------   ----------------  -----------------

       Net Investment Income (Loss)......................  $   1,976          $    (980)        $    9,054
                                                          ================   ================  =================

     For 2010, 2009 and 2008, respectively, Net investment income (loss) from derivatives included $(968) million, $(1,769) million and $6,623 million of realized gains (losses) on contracts closed during those periods and $684 million, $(1,310) million and $679 million of unrealized gains (losses) on derivative positions at each respective year end.

     Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Fixed maturities..................................  $     (200)        $       (2)       $      (367)
       Mortgage loans on real estate.....................         (18)                 -                  2
       Equity real estate................................           -                  -                 (2)
       Other equity investments..........................          34                 53                 12
       Other(1)  ........................................           -                  3                 16
                                                          ----------------   ----------------  -----------------
       Investment Gains (Losses), Net....................  $     (184)        $       54        $      (339)
                                                          ================   ================  =================

    (1) In 2008, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $10 million for 2008. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2010 and 2009, no gain or loss was recorded on these transactions.

     There were no writedowns of mortgage loans on real estate and of equity real estate in 2010, 2009 and 2008.

     For 2010, 2009 and 2008, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $840 million, $2,901 million and $324 million. Gross gains of $28 million, $320 million and $3 million and gross losses of $16 million, $128 million and $95 million were realized on these sales in 2010, 2009 and 2008, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2010, 2009 and 2008 amounted to $903 million, $2,353 million and $(2,526)
     million, respectively.

     For 2010, 2009 and 2008, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $31 million, $40 million and $48 million.

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

     The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Balance, attributable to AXA Equitable,
         beginning of year............................... $      (68)        $   (1,271)       $       104
       Changes in unrealized investment gains
         (losses) on investments.........................        835              2,494             (2,609)
       Impact of unrealized investment gains (losses)
         attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................        (68)                58               (164)
           DAC...........................................       (110)              (578)               582
           Deferred income tax (expense) benefit.........       (217)              (705)               746
                                                          ----------------   ----------------  -----------------
       Total    .........................................        372                 (2)            (1,341)
       Less: Changes in unrealized investment (gains)
         losses attributable to noncontrolling interest..          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities.............................. $      875         $       33        $    (2,450)
           Other equity investments......................          2                  9                 (2)
                                                          ----------------   ----------------  -----------------
             Total.......................................        877                 42             (2,452)
         Impact of unrealized investment gains (losses)
           attributable to:
           Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.....................       (139)               (71)              (129)
           DAC...........................................       (133)               (23)               555
           Deferred income tax (expense) benefit ........       (218)                (1)               704
                                                          ----------------   ----------------  -----------------
       Total.............................................        387                (53)            (1,322)
       Less: (Income) loss attributable to
         noncontrolling interest.........................         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Balance, Attributable to AXA Equitable,            $      379         $      (68)       $    (1,271)
         End of Year.....................................
                                                          ================   ================  =================

15)  INCOME TAXES

     A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Income tax (expense) benefit:
         Current (expense) benefit.......................  $      (34)        $       81        $       320
         Deferred (expense) benefit......................        (673)             1,191             (2,011)
                                                          ----------------   ----------------  -----------------
       Total.............................................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Expected income tax (expense) benefit ............  $   (1,055)        $    1,078        $    (1,885)
       Noncontrolling interest...........................          66                105                132
       Separate Accounts investment activity.............          53                 72                 67
       Non-taxable investment income (loss) .............          15                 27                (26)
       Adjustment of tax audit reserves..................         (13)                 7                (10)
       State income taxes................................          (5)               (12)               (21)
       AllianceBernstein Federal and foreign taxes.......          (3)                (6)                53
       Tax settlement....................................          99                  -                  -
       ACMC conversion...................................         135                  -                  -
       Other     ........................................           1                  1                 (1)
                                                          ----------------   ----------------  -----------------
       Income tax (expense) benefit......................  $     (707)        $    1,272        $    (1,691)
                                                          ================   ================  =================

     AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the Internal Revenue Service ("IRS") of issues for the 1997-2003 tax years.

     Due to the conversion of ACMC, Inc. from a corporation to a limited liability company in 2010, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

     On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. The Treasury 2010-2011 Priority Guidance Plan includes an item for guidance with respect to the calculation of the Separate Account dividend received deduction. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination or reduction of the Separate Account DRD tax benefit that the Company receives.

     The components of the net deferred income taxes are as follows:

                                                        DECEMBER 31, 2010                 December 31, 2009
                                                 --------------------------------  --------------------------------
                                                     ASSETS        LIABILITIES         Assets        Liabilities
                                                 ---------------  ---------------  ---------------  ---------------
                                                                           (IN MILLIONS)
       Compensation and related benefits.......   $      229       $        -       $      438       $       -
       Reserves and reinsurance................            -              977                -             879
       DAC.....................................            -            2,610                -           2,307
       Unrealized investment gains or losses...                           259               40               -
       Investments.............................            -              800                -             585
       Alternative minimum tax credits.........          241                -                -               -
       Other...................................          108                -               67               -
                                                 ---------------  ---------------  ---------------  ---------------
       Total...................................   $      578       $    4,646       $      545       $   3,771
                                                 ===============  ===============  ===============  ===============

     The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2010, $206 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $74 million would need to be provided if such earnings were remitted.

     At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature. At December 31, 2009, the total amount of unrecognized tax benefits was $658 million, of which $483 million would affect the effective rate and $175 million was temporary in nature.

     The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2010 and 2009 were $91 million and $81 million, respectively. For 2010, 2009 and 2008, respectively, there were $10 million, $4 million and $9 million in interest expense related to unrecognized tax benefits.

     A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                 2010              2009              2008
                                                            -------------     -------------     -------------
                                                                                (IN MILLIONS)
       Balance at January 1.............................    $         577     $         477     $         376
       Additions for tax positions of prior years.......              168               155                97
       Reductions for tax positions of prior years......             (266)              (50)               (5)
       Additions for tax positions of current year......                1                 1                 1
       Reductions for tax positions of current year.....                -                 -                 -
       Settlements with tax authorities.................              (46)               (6)                8
                                                            -------------     -------------     -------------
       Balance, December 31.............................    $         434     $         577     $         477
                                                            =============     =============     =============

     IRS examinations of the AXA Equitable Federal income tax returns for 2004 and 2005 are expected to be completed during 2011. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months due to the completion of the AXA Equitable 2004 and 2005 examinations and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)  DISCONTINUED OPERATIONS

     The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2010 and 2009. The following tables reconcile the Earnings (loss) from discontinued operations, net of income taxes and Gains (losses) on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings (loss) for the years ended December 31, 2009 and 2008:

                                                                       2010          2009           2008
                                                                    ------------  ------------  -------------
                                                                                 (IN MILLIONS)
       EARNINGS (LOSS) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities...........................................  $     -       $    (9)      $   (28)
       Real estate held-for-sale...................................        -            12            23
                                                                    ------------  ------------  -------------
       Total  .....................................................  $     -       $     3       $    (5)
                                                                    ============  ============  =============

       GAINS (LOSSES) ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held-for-sale...................................  $     -       $     -       $     6
                                                                    ------------  ------------  -------------
       Total.......................................................  $     -       $     -       $     6
                                                                    ============  ============  =============

     During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $124 million. Proceeds on the sale that were received by Wind-up Annuities' were $320 million. In connection with the sale, Wind-up Annuities acquired a $150 million mortgage from the affiliate on the property sold and a $50 million interest in another equity real estate property from continuing operations.

     Disposal of Businesses
     ----------------------

     In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise") and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $662 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. Proceeds received in 2008 on the disposition of the AXA Enterprise Funds totaled $3 million.

17)  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Unrealized gains (losses) on investments.......... $      387         $        9        $    (1,322)
       Defined benefit pensions plans....................     (1,008)              (968)              (965)
       Impact of implementing new accounting guidance,
         net of taxes....................................          -                (62)                 -
                                                          ----------------   ----------------  -----------------
       Total accumulated other comprehensive
         income (loss)...................................       (621)            (1,021)            (2,287)
       Less: Accumulated other comprehensive (income) loss
         attributable to noncontrolling interest.........         (8)               (15)                51
                                                          ----------------   ----------------  -----------------
       Accumulated Other Comprehensive Income (Loss)      $     (629)        $   (1,036)       $    (2,236)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================

     The components of OCI for the past three years follow:


                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net unrealized gains (losses) on investments:
         Net unrealized gains (losses) arising during
           the year...................................... $      646         $    2,558        $    (2,972)
         (Gains) losses reclassified into net
           earnings (loss) during the year...............        189                 (2)               363
                                                          ----------------   ----------------  -----------------
       Net unrealized gains (losses) on investments......        835              2,556             (2,609)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes.................       (395)            (1,225)             1,164
                                                          ----------------   ----------------  -----------------
       Change in unrealized gains (losses), net of               440              1,331             (1,445)
           adjustments...................................
       Change in defined benefits pension plans..........        (40)                (3)              (593)
                                                          ----------------   ----------------  -----------------
       Total other comprehensive income (loss),                  400              1,328             (2,038)
         net of income taxes.............................
       Less: Other comprehensive (income) loss
         attributable to noncontrolling interest.........          7                (66)                70
                                                          ----------------   ----------------  -----------------
       Other Comprehensive Income (Loss)                  $      407         $    1,262        $    (1,968)
         Attributable to AXA Equitable...................
                                                          ================   ================  =================


18)  COMMITMENTS AND CONTINGENT LIABILITIES

     Debt Maturities
     ---------------

     At December 31, 2010, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2011, 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

     Leases
     ------

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2011 and the four successive years are $212 million, $218 million, $225 million, $219 million, $211 million and $1,827 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for

     2011 and the four successive years is $9 million, $13 million, $14 million, $14 million, $14 million and $57 million thereafter.

     Restructuring
     -------------

     As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                                2010               2009              2008
                                                          -----------------  ----------------- ------------------
                                                                              (IN MILLIONS)
       Balance, beginning of year........................  $       20        $       60         $       31
       Additions  .......................................          90                79                 68
       Cash payments ....................................         (94)             (112)               (34)
       Other reductions..................................          (5)               (7)                (5)
                                                          -----------------  ----------------- ------------------
       Balance, End of Year .............................  $       11        $       20         $       60
                                                          =================  ================= ==================

     During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with their workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

     Guarantees and Other Commitments
     --------------------------------

     The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2010, these arrangements include commitments by the Company to provide equity financing of $497 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

     AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

     The Company had $59 million of undrawn letters of credit related to reinsurance at December 31, 2010. AXA Equitable had $178 million of commitments under existing mortgage loan agreements at December 31, 2010.

     The Insurance Group has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

     AXA Equitable, U.S. Financial Life Insurance Company ("USFL") and MLOA receive statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent AXA Bermuda holds assets in an irrevocable trust ($5,462 million) and/or letters of credit ($2,135 million). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact our liquidity.

     In addition, AXA Bermuda utilizes derivative instruments as well as repurchase agreement transactions that are collectively managed in an effort to reduce the economic impact of unfavorable changes to GMDB and GMIB reserves. The use of such instruments are accompanied by agreements which specify the circumstances under which the parties are required to pledge collateral related to the decline in the estimated fair value of specified instruments. Moreover, under the terms of a majority of the transactions, payments to counterparties related to the change in fair value of the instruments may be required. The amount of collateral pledged and the amount of payments required to be made pursuant to such transactions may increase under certain circumstances, which could adversely impact AXA Bermuda's liquidity.

     In February 2002, AllianceBernstein signed a $125 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations.

     In December 2010, AllianceBernstein executed a guarantee in connection with the $1,000 million 2010 AB Credit Facility. If SCB LLC is unable to meet its obligations, AllianceBernstein will pay the obligations when due or on demand.

     During 2010, AllianceBernstein executed three additional agreements with commercial banks, under which AllianceBernstein guaranteed $503 million of obligations in the ordinary course of business of SCBL. In the event SCBL is unable to meet its obligations, AllianceBernstein will pay the obligations when due.

     During 2010, AllianceBernstein was not required to perform under these agreements and at December 31, 2010 had no liability outstanding in connection with these agreements.

19)  LITIGATION

     INSURANCE LITIGATION

     A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In December 2010, the Court granted preliminary approval of a settlement between the parties and notices were sent to the class members.

     ALLIANCEBERNSTEIN LITIGATION

     Market Timing-Related Matters
     -----------------------------

     In October 2003, a purported class action complaint entitled Hindo, et al.
     v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against AllianceBernstein, AB Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

     Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

     On April 21, 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement was documented by a stipulation of settlement which has been approved by the court. The settlement amount ($30 million), which AllianceBernstein previously expensed and disclosed, has been disbursed. The derivative claims brought on behalf of AB Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                      ___________________________________

     Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

     In addition to the matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $380 million during 2011. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2010, 2009 and 2008, the Insurance Group's statutory net income (loss) totaled $(510) million, $1,783 million and $(1,075) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,232 million and $3,838 million at December 31, 2010 and 2009, respectively. In 2010, AXA Equitable paid $300 million in shareholder dividends; no dividends were paid in 2009 and 2008.

     At December 31, 2010, AXA Equitable, in accordance with various government and state regulations, had $89 million of securities on deposit with such government or state agencies.

     In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2011 will approximate $71 million.

     At December 31, 2010 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2010.

     Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP;
     (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

     The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings (loss) and equity on a U.S. GAAP basis.

                                                                              DECEMBER 31,
                                                          ------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  -----------------
                                                                              (IN MILLIONS)
       Net change in statutory surplus and
         capital stock................................... $      685         $      (39)       $    (3,414)
       Change in AVR.....................................       (291)               289               (809)
                                                          ----------------   ----------------  -----------------
       Net change in statutory surplus, capital stock
         and AVR.........................................        394                250             (4,223)
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................        (61)            (5,995)                 3
         DAC.............................................        747                860             (2,090)
         Deferred income taxes...........................     (1,006)             1,167             (4,116)
         Valuation of investments........................        145               (659)             3,695
         Valuation of investment subsidiary..............        366               (579)             5,046
         Change in fair value of
           reinsurance contracts.........................      2,350             (2,566)             1,567
         Pension adjustment..............................         56                 17              1,390
         Premiums and benefits ceded to AXA Bermuda......     (1,099)             5,541              2,847
         Issuance of surplus notes.......................          -                  -             (1,000)
         Shareholder dividends paid......................        300                  -                  -
         Changes in non-admitted assets..................        (64)                29                137
         Other, net......................................        (55)               (33)               (13)
         U.S. GAAP adjustments for Wind-up Annuities ....          -               (195)               (17)
                                                          ----------------   ----------------  -----------------
       U.S. GAAP Net Earnings (Loss)
          Attributable to AXA Equitable.................. $    2,073         $   (2,163)       $     3,226
                                                          ================   ================  =================

                                                                               DECEMBER 31,
                                                          -------------------------------------------------------
                                                               2010               2009               2008
                                                          ----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
       Statutory surplus and capital stock............... $    3,801         $    3,116        $     3,155
       AVR...............................................        431                722                433
                                                          ----------------   ----------------  ------------------
       Statutory surplus, capital stock and AVR..........      4,232              3,838              3,588
       Adjustments:
         Future policy benefits and policyholders'
           account balances..............................     (2,015)            (1,464)            (1,487)
         DAC.............................................      8,383              7,745              7,482
         Deferred income taxes...........................     (4,775)            (3,705)            (4,585)
         Valuation of investments........................      1,658                673             (2,312)
         Valuation of investment subsidiary..............       (657)            (1,019)               588
         Fair value of reinsurance contracts.............      4,606              2,256              4,822
         Deferred cost of insurance ceded
           to AXA Bermuda................................      2,904              3,178              3,496
         Non-admitted assets.............................        761              1,036              1,144
         Issuance of surplus notes.......................     (1,525)            (1,525)            (1,525)
         Other, net......................................       (521)              (152)               140
         U.S. GAAP adjustments for Wind-up Annuities.....          -                  -                 12
                                                          ----------------   ----------------  ------------------
       U.S. GAAP Total Equity
           Attributable to AXA Equitable................. $   13,051         $   10,861        $    11,363
                                                          ================   ================  ==================

21)  BUSINESS SEGMENT INFORMATION

     The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
     (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance........................................   $     8,511        $       336       $    15,075
       Investment Management (1)........................         2,959              2,942             3,543
       Consolidation/elimination........................           (29)               (36)              (76)
                                                          -----------------  ----------------  -----------------
       Total Revenues...................................   $    11,441        $     3,242       $    18,542
                                                          =================  ================  =================

         (1) Intersegment investment advisory and other fees of approximately $62 million, $56 million and $93 million for 2010, 2009 and 2008, respectively, are included in total revenues of the Investment Management segment.

                                                                2010              2009               2008
                                                          -----------------  ----------------  -----------------
                                                                              (IN MILLIONS)
       SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS, BEFORE INCOME TAXES:
       Insurance........................................   $     2,613       $    (3,666)       $     4,454
       Investment Management (2)........................           400               589                932
       Consolidation/elimination........................             2                (2)                 -
                                                          -----------------  ----------------  -----------------
       Total Earnings (Loss) from Continuing Operations,
          before Income Taxes...........................   $     3,015       $    (3,079)       $     5,386
                                                          =================  ================  =================

         (2)   Net of interest expenses incurred on securities borrowed.

                                                                                  DECEMBER 31,
                                                                  ----------------------------------------------
                                                                          2010                    2009
                                                                  ---------------------   ----------------------
                                                                                 (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance........................................           $    152,032             $    139,151
       Investment Management............................                 11,136                   10,771
       Consolidation/elimination........................                    (12)                     (18)
                                                                  ---------------------   ----------------------
       Total Assets.....................................           $    163,156             $    149,904
                                                                  =====================   ======================

     In accordance with SEC regulations, securities with a fair value of $1,085 million and $948 million have been segregated in a special reserve bank custody account at December 31, 2010 and 2009, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 2010 and 2009 are summarized below:

                                                                  THREE MONTHS ENDED
                                      ---------------------------------------------------------------------------
                                         MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                      ----------------  -----------------  ------------------  ------------------
                                                                     (IN MILLIONS)
       2010
       ----
       Total Revenues...............  $     2,133       $      5,387       $     5,115         $     (1,194)
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       Earnings (Loss) Net,
         Attributable
         to AXA Equitable...........  $       396       $      1,591       $     1,567         $     (1,481)
                                      ================  =================  ==================  ==================

       2009
       ----
       Total Revenues...............  $     1,320       $     (1,034)      $     1,685         $      1,271
                                      ================  =================  ==================  ==================

       Earnings (Loss) from
         Continuing Operations,
         Net of Income Taxes........  $      (316)      $     (1,347)      $      (141)        $       (362)
                                      ================  =================  ==================  ==================

       Net Earnings (Loss)
         Attributable
         to AXA Equitable...........  $      (310)      $     (1,344)      $      (145)        $       (364)
                                      ================  =================  ==================  ==================

                                     PART C

                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                        The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49.

         (b)      Exhibits.

                  The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.       Not applicable.

         3.       (a)      Form of Distribution Agreement among Equitable
                           Distributors, Inc., Separate Account Nos. 45 and 49 and The Equitable Life Assurance Society of the
                           United States, previously filed with this Registration Statement No. 333-05593 on June 10,
                           1996.

                  (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., previously filed with this Registration Statement, File No. 333-05593 on May 1, 1998.

                  (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

                  (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

                  (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement, File No. 333-05593, on April 25, 2001.

                  (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                           Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

                  (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

                  (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

                  (k) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (l) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                  (n) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

                  (o) Sixth Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

                  (p) Seventh Amendment, dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

                  (q) Eighth Amendment, dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4.       (a)      Form of Endorsement Applicable to the Guaranteed
                           Benefit Investment Options 7/16/09 (2010GOA), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (b) Form of Endorsement Applicable to the Defined Benefit Qualified Plans (7/16/09) (2010QP-DB), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (c) Form of Endorsement Applicable to the Guaranteed Interest Special Dollar Cost Averaging 7/16/09 (2010SDCA), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (d) Form of Endorsement Applicable to the Special Money Market Dollar Cost Averaging 7/16/09 (2010MMDCA), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (e) Form of Guaranteed Income Benefit Rider (7/16/09) (2010GMIB-H), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (f) Form of Return of Principal Death Benefit Rider (7/16/09) (2010GMDBROP), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (g) Form of Annual Ratchet Death Benefit Rider Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDAR), previously filed with this Regisration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (h) Form of "Greater of" Death Benefit Rider Greater of Annual Rollup to Age [85] GMDB or Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDAR), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (i) Form of Data Page (7/16/09) (2010DP) (Base Data Page Part A), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (j) Form of Data Page (7/16/09) (2010DPBCO) (BCO Data Page Part A), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (k) Form of Data Page (7/16/09) (2010DPBShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (l) Form of Data Page (7/16/09) (2010DPCShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (m) Form of Data Page (7/16/09) (2010DPLShr) (Base Data Page Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (n) Form of Data Page (2010DPExC) (Part C Withdrawal Charges), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (o) Form of Data Page (2010DPWVR) (Part D Withdrawal Charge Waivers For All Shares), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (p) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (Form No. ICC10BASE1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (q) Form of Endorsement Applicable to Traditional IRA Contracts (Form No. ICC10IRA1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (r) Form of Inherited Traditional IRA Beneficiary Continuation Option (BCO) Endorsement (Form No. ICC10INHIRA1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (s) Form of Endorsement Applicable to Roth IRA Contracts (Form No. ICC10ROTH1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (t) Form of Endorsement Applicable to Inherited Roth IRA Beneficiary Continuation Option (BCO) (Form No. ICC10INHROTH1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (u) Form of Endorsement Applicable to Custodial [Roth] IRA Contracts (Form No. ICC10CSTDL1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (v) Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (Form No. 2010PCSDP-B), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (w) Form of Endorsement Applicable to Protection Account Investment Options (Form No. ICC10GOA1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (x) Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (Form No. ICC10SMMDCA1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (y) Form of Endorsement Applicable to Non-Qualified Contracts (Form No. ICC10NQ1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (z)      Form of Data Page (Part A - Personal Data and Part B
                           - Certain Provisions of the Contract) (Form No. ICC10DPADV), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (a)(a) Form of Data Page (Base Data Page Part A) (ICC10DPADV rev 1010) is filed herewith.

                  (a)(b) Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit Rider and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider (ICC10GBENDO1 rev 1010) is filed herewith.

                  (a)(c) Form of Endorsement Applicable to Protection with Investment Performance Account Investment Options (ICC10GOA1 rev 1010) is filed herewith.

                  (a)(d) Form of Endorsement Applicable to Special Money Market Dollar Cost Averaging (ICC10OSMMDCA1 rev 1010) is filed herewith.

                  (a)(e) Form of Guaranteed Income Benefit Rider (ICC10GIB1 rev 1010) is filed herewith.

                  (a)(f) Form of "Greater of" Death Benefit Rider, Greater of Annual Rollup to Age [85] GMDB or highest Anniversary Value to Age [85] GMDB (ICC10GMDBGR1 rev 1010) is filed herewith.

                  (a)(g) Form of Highest Anniversary Value Death Benefit Rider, Highest Anniversary Value to Age [85] GMDB (ICC10GMDBHAV1 rev 1010) is filed herewith.

                  (a)(h) Form of Return of Principal Death Benefit Rider (ICC10GMDBROP1 rev 1010) is filed herewith.

                  (a)(i) Form of Flexible Premium Deferred Fixed and Variable Annuity Contract (ICC10BASE2) is filed herewith.

                  (a)(j) Form of Data Pages (Base Data Page Part A) (ICC10DPB) is filed herewith.

                  (a)(k) Form of Data Pages (Base Data Page Part A) (ICC10DPC) is filed herewith.

                  (a)(l) Form of Data Pages (Base Data Page Part A) (ICC10DPCP) is filed herewith.

                  (a)(m) Form of Data Pages (Base Data Page Part A) (ICC10DPL) is filed herewith.

                  (a)(n) Form of Guaranteed Income Benefit Rider (ICC10GIB2) is filed herewith.

                  (a)(o) Form of "Greater of' Death Benefit Rider (ICC10GMDBGR2) is filed herewith.

                  (a)(p) Form of Highest Anniversary Value Death Benefit Rider (ICC10GMDBHAV2) is filed herewith.

                  (a)(q) Form of Return of Principal Death Benefit Rider (ICC10GMDBROP2) is filed herewith.

                  (a)(r) Form of Endorsement Applicable to Special Dollar Cost Averaging (ICC10SDCA1) is filed herewith.

                  (a)(s) Form of Endorsement Applicable to Credits Applied to Annuity Account Value (ICC10TRBNS1) is filed herewith.

                  (a)(t) Form of Endorsement Applicable to Qualified Defined Benefit Plans (ICC10QP-DB1) is filed herewith.

                  (a)(u) Form of Endorsement Applicable to Qualified Defined Contribution Plans (ICC10QP-DC1) is filed herewith.

                  (a)(v) Form of Endorsement Applicable to Charitable Remainder Trust (ICC10CRT) is filed herewith.

                  (a)(w) Form of Endorsement Applicable to the Termination of an Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (ICC10GBENDO2) is filed herewith.

         5.       (a)      Form of Enrollment Form/Application 2010 App 01 B
                           (AXA Advisors), previously filed with this Registration Statement on Form N-4 (File No.
                           333-160951) on October 15, 2009.

                  (b) Form of Enrollment Form/Application 2010 App 02 B (AXA Distributors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (c) Form of Enrollment Form/Application 2010 App 01 C (AXA Advisors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (d) Form of Enrollment Form/Application 2010 App 02 C (AXA Distributors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (e) Form of Enrollment Form/Application 2010 App 01 L (AXA Advisors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (f) Form of Enrollment Form/Application 2010 App 02 L (AXA Distributors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (g) Form of Enrollment Form/Application 2010 App 01 X (AXA Advisors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (h) Form of Enrollment Form/Application 2010 App 02 X (AXA Distributors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

                  (i) Form of Enrollment Form/Application 2010 App 02 ADV (AXA Distributors), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (j) Form of Enrollment Form/Application (ICC10 App 02 ADV rev0211) (AXA Distributors) is filed herewith.

                  (k)      Form of Enrollment Form/Application (ICC10 App 01
                           RC11) (AXA Advisors) is filed herewith.

                  (l)      Form of Enrollment Form/Application (ICC10 App 02
                           RC11) (AXA Distributors) is filed herewith.

         6.       (a)      Restated Charter of Equitable, as amended January
                           1, 1997, previously filed with this Registration
                           Statement No. 333-05593 on March 6, 1997.

                  (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

                  (c) By-Laws of AXA Equitable, as amended September 7, 2004, filed with this Registration Statement File No. 333-05593.

                  (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7.       Not applicable.

         8.       (a)      Form of Participation Agreement among EQ Advisors
                           Trust Equitable, Equitable Distributors, Inc. and EQ
                           Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration
                           Statement of EQ Advisors Trust on Form N-1A. (File
                           Nos. 333-17217 and 811-07953). Filed August 28, 1997.

                  (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, incorporated by reference to this Registration Statement (File No. 333-60730) on December 5, 2001.

                  (c) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                           Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
                           January 15, 2004.

                  (d) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (e) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (f) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (g) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (h) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and The Equitable Life Assurance Society of the United States, dated May 1, 2003, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (i) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (j) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (k) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (l) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (m) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (n) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (o)(i) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (o)(ii) Form of Third Amendment to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (p)(i) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated May 1, 2002, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (p)(ii) Form of Amendment No. 1 to the Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (q)(i) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (q)(ii) Form of Amendment No. 1 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

                  (r) Form of Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (s) Form of Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

         9.       (a)      Opinion and Consent of Dodie Kent, Esq., Vice
                           President and Associate General Counsel of AXA
                           Equitable, as to the legality of the securities being registered, previously filed with this Registration
                           Statement on Form N-4 (File No. 333-160951) on
                           October 23, 2009.

                  (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on April 30, 2010.

                  (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on July 26 , 2010.

                  (d) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

                  (e) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, is filed herewith.

         10.      (a)      Consent of PricewaterhouseCoopers LLP is filed
                           herewith.

                  (b) Powers of Attorney, previously filed with this Registration Statement on Form N-4 (333-160951), is filed herewith.

         11.      Not applicable.

         12.      Not applicable.

         13.      Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       --------------------------

DIRECTORS

Henri de Castries                        Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                            Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                           Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                            Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                      Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                 Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                         Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ 07311

Peter S. Kraus                           Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                          Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                         Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                         Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                            Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                           Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                       Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                            Director, Chairman of the Board and
                                         Chief Executive Officer

OTHER OFFICERS

*Andrew J. McMahon                       President

*Harvey Blitz                            Senior Vice President

*Kevin R. Byrne                          Executive Vice President, Chief
                                         Investment Officer and Treasurer

*Alvin H. Fenichel                       Senior Vice President and Chief
                                         Accounting Officer

*Salvatore Piazzolla                     Senior Executive Vice President

*Mary Fernald                            Senior Vice President and Chief
                                         Underwriting Officer

*David Kam                               Senior Vice President and Actuary

*Richard S. Dziadzio                     Senior Executive Vice President and
                                         Chief Financial Officer

*Andrew Raftis                           Senior Vice President and Auditor

*Kevin E. Murray                         Executive Vice President

*Anne M. Katcher                         Senior Vice President and Senior
                                         Actuary

*Anthony F. Recine                       Senior Vice President, Chief Compliance
                                         Officer and Deputy General Counsel

*Karen Field Hazin                       Vice President, Secretary and Associate
                                         General Counsel

*Dave S. Hattem                          Senior Vice President and General
                                         Counsel

*Richard V. Silver                       Senior Executive Vice President, Chief
                                         Administrative Officer and Chief Legal
                                         Officer

*Michel Perrin                           Senior Vice President and Actuary

*Naomi J. Weinstein                      Vice President

*Charles A. Marino                       Executive Vice President and Chief
                                         Actuary

*Nicholas B. Lane                        Senior Executive Vice President and
                                         President, Retirement Savings

*David W. O'Leary                        Executive Vice President

*Robert O. Wright, Jr.                   Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                  Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

                  AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  (a) The AXA Group Organizational Charts January 1st, 2010, were previously filed with this Registration Statement (File No. 333-160951), on July 26, 2010.

                  (b)  The AXA Financial, Inc. - Subsidiary Organization Chart:
Q1-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement File No. 2-30070 on Form N-4 filed April 25, 2011.

Item 27. Number of Contractowners

                  As of February 28, 2011, there were 12,345 Qualified contract owners and 6,186 Non-Qualified contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)      Indemnification of Directors and Officers

                  The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                  7.4      Indemnification of Directors, Officers and Employees.
                           (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                           (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                           (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                                    (b)      To the extent permitted by the law
                                             of the State of New York, the
                                             Company may provide for further
                                             indemnification or advancement of
                                             expenses by resolution of
                                             shareholders of the Company or the
                                             Board of Directors, by amendment of
                                             these By-Laws, or by agreement.
                                             (Business Corporation Law ss.
                                             721-726; Insurance Law ss. 1216)

                  The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)      Indemnification of Principal Underwriters

                  To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)      Undertaking

                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

                  (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, and MONY's MONY Variable Account S, and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

                  (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i)      AXA ADVISORS, LLC


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA ADVISORS LLC)
------------------                       --------------------------------------

*Andrew J. McMahon                       Director, Chairman of the Board and
                                         Chief Financial Protection & Wealth
                                         Management Officer

*Harvey E. Blitz                         Director and Senior Vice President

*Christine Nigro                         President and Director

*Richard S. Dziadzio                     Director

*Manish Agarwal                          Director

*Nicholas B. Lane                        Director and Chief Retirement Services
                                         Officer

*Robert O. Wright, Jr.                   Director, Vice Chairman of the Board
                                         and Chief Sales Officer

*Frank Massa                             Chief Operating Officer

*Philip Pescatore                        Chief Risk Officer

*William Degnan                          Senior Vice President and Divisional
                                         President

*David M. Kahal                          Senior Vice President

*Vincent Parascandola                    Senior Vice President

*Robert P. Walsh                         Vice President and Chief Anti-Money
                                         Laundering Officer

Jeffrey Green                            Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                          Executive Vice President and Treasurer

*Patricia Roy                            Chief Compliance Officer

*Maurya Keating                          Vice President and Associate General
                                         Counsel

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                         (AXA DISTRIBUTORS, LLC)

*Nicholas B. Lane                        Director, Chairman of the Board,
                                         President, Chief Executive Officer and
                                         Chief Retirement Savings Officer

*Andrew J. McMahon                       Director and Chief Financial Protection
                                         & Wealth Management Officer

*Gary Hirschkron                         Executive Vice President

*Michael P. McCarthy                     Director, Senior Vice President and
                                         National Sales Manager

*Michael Gregg                           Executive Vice President

*David W. O'Leary                        Executive Vice President

*Joanne Pietrini-Smith                   Executive Vice President

*Anthea Perkinson                        Senior Vice President and National
                                         Accounts Director, Financial
                                         Institutions

*Nelida Garcia                           Senior Vice President

*Peter D. Golden                         Senior Vice President

*Kevin M. Kennedy                        Senior Vice President

*Diana L. Keary                          Senior Vice President

*Harvey T. Fladeland                     Senior Vice President

*Andrew L. Marrone                       Senior Vice President

*Kevin Molloy                            Senior Vice President

*Mark Teitelbaum                         Senior Vice President

*Timothy P. O'Hara                       Senior Vice President

*Mark D. Scalercio                       Senior Vice President

*Michael Schumacher                      Senior Vice President

*Ronald R. Quist                         Vice President and Treasurer

*Norman J. Abrams                        Vice President and General Counsel

*Nicholas Gismondi                       Vice President and Chief Financial
                                         Officer

*Denise Tedeschi                         Assistant Vice President and Assistant
                                         Secretary

*Gregory Lashinsky                       Assistant Vice President - Financial
                                         Operations Principal

*Robert P. Walsh                         Vice President and Chief AML Officer

*Francesca Divone                        Secretary

*Susan Vesey                             Assistant Secretary

                  (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                  AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

                  The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 26th day of April, 2011.

                                SEPARATE ACCOUNT 49 OF
                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                (Registrant)

                                By: AXA Equitable Life Insurance Company
                                    (Depositor)

                                By: /s/ Dodie Kent
                                    --------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 26th day of April, 2011.

                                AXA EQUITABLE LIFE INSURANCE COMPANY
                                               (Depositor)

                                By: /s/ Dodie Kent
                                    --------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company

      Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                           Chairman of the Board, Chief Executive
                                        Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                    Senior Executive Vice President and
                                        Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                      Senior Vice President and Chief
                                        Accounting Officer

*DIRECTORS:

Mark Pearson            Anthony J. Hamilton             Joseph H. Moglia
Henri de Castries       Mary R. (Nina) Henderson        Lorie A. Slutsky
Denis Duverne           James F. Higgins                Ezra Suleiman
Charlynn Goins          Peter S. Kraus                  Peter J. Tobin
Danny L. Hale           Scott D. Miller                 Richard C. Vaughan

*By: /s/ Dodie Kent
     -----------------------
     Dodie Kent
     Attorney-in-Fact

April 26, 2011

                                 EXHIBIT INDEX

EXHIBIT NO.                                                            TAG VALUE
-----------                                                            ---------

4. (a)(a)   Form of Data Page (Base Data Page Part A) (ICC10DPADV      EX-99.4aa
            rev 1010)

4. (a)(b)   Form of Endorsement Rider (ICC10GBENDO1 rev 1010)          EX-99.4ab

4. (a)(c)   Form of Endorsement (ICC10GOA1 rev 1010)                   EX-99.4ac

4. (a)(d)   Form of Endorsement (ICC10OSMMDCA1 rev 1010)               EX-99.4ad

4. (a)(e)   Form of Guaranteed Income Benefit Rider (ICC10GIB1         EX-99.4ae
            rev 1010)

4. (a)(f)   Form of "Greater of" Death Benefit Rider                   EX-99.4af
            (ICC10GMDBGR1 rev 1010)

4. (a)(g)   Form of Highest Anniversary Value Death Benefit Rider      EX-99.4ag
            (ICC10GMDBHAV1 rev 1010)

4. (a)(h)   Form of Return of Principal Death Benefit Rider            EX-99.4ah
            (ICC10GMDBROP1 rev 1010)

4. (a)(i)   Form of Flexible Premium Deferred Fixed and Variable       EX-99.4ai
            Annuity Contract (ICC10BASE2)

4. (a)(j)   Form of Data Pages (Base Data Page Part A) (ICC10DPB)      EX-99.4aj

4. (a)(k)   Form of Data Pages (Base Data Page Part A) (ICC10DPC)      EX-99.4ak

4. (a)(l)   Form of Data Pages (Base Data Page Part A)                 EX-99.4al
            (ICC10DPCP)

4. (a)(m)   Form of Data Pages (Base Data Page Part A) (ICC10DPL)      EX-99.4am

4. (a)(n)   Form of Guaranteed Income Benefit Rider (ICC10GIB2)        EX-99.4an

4. (a)(o)   Form of "Greater of' Death Benefit Rider                   EX-99.4ao
            (ICC10GMDBGR2)

4. (a)(p)   Form of Highest Anniversary Value Death Benefit Rider      EX-99.4ap
            (ICC10GMDBHAV2)

4. (a)(q)   Form of Return of Principal Death Benefit Rider            EX-99.4aq
            (ICC10GMDBROP2)

4. (a)( r)  Form of Endorsement (ICC10SDCA1)                           EX-99.4ar

4. (a)(s)   Form of Endorsement (ICC10TRBNS1)                          EX-99.4as

4. (a)(t)   Form of Endorsement (ICC10QP-DB1)                          EX-99.4at

4. (a)(u)   Form of Endorsement (ICC10QP-DC1)                          EX-99.4au

4. (a)(v)   Form of Endorsement (ICC10CRT)                             EX-99.4av

4. (a)(w)   Form of Endorsement (ICC10GBENDO2)                         EX-99.4aw

5. (j)      Form of Enrollment Form/Application (ICC10 App 02 ADV      EX-99.5j
            rev0211) (AXA Distributors)

5. (k)      Form of Enrollment Form/Application (ICC10 App 01          EX-99.5k
            RC11) (AXA Advisors)

5. (l)      Form of Enrollment Form/Application (ICC10 App 02          EX-99.5l
            RC11) (AXA Distributors)

9. (e)      Opinion and Consent of Counsel                             EX-99.9e

10.(a)      Consent of PricewaterhouseCoopers LLP                      EX-99.10a

10.(b)      Powers of Attorney                                         EX-99.10b